UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-08239

ProFunds

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:         (240) 497-6400

Date of fiscal year end:         December 31

Date of reporting period:         June 30, 2023

Item 1. Reports to Stockholders.

Semiannual Report

JUNE 30, 2023

Government Money Market ProFund

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Expense Examples
5	Financial Statements and Financial Highlights
9	Notes to Financial Statements
15	Government Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

Even though sentiment has become more positive over the past 12 months, lingering concerns about inflation and broader market uncertainty continue to pose headwinds. ProFunds is committed to helping you, our investors, meet these challenging times by providing an array of products and services designed to help you meet your objectives under a range of conditions. Following is the Government Money Market ProFund Semiannual Report to Shareholders for the six months ending June 30, 2023.

The Government Money Market ProFund invests substantially all of its assets in the Government Cash Management Portfolio, a separate investment company managed by DWS Investment Management Americas, Inc.

Money market rates moved in a range of between 4.3% and 5.1% during the period, closely tracking the effective Federal Funds Rate, which ended the period at 5.1%.

Global Interest Rates Increase as Policymakers Continue to Fight Inflation

Concerns about persistently high inflation and the possibility of recession continued to dominate economic policymaking over the past six months. In the United States, the Federal Reserve continued to tighten monetary policy, albeit at a slower pace than in 2022, raising its short-term rate to a target range of between 5% and 5.25% through May. With inflation showing signs of moderation in the spring, the Fed paused rate increases entirely in June following 15 months of consecutive increases. However, Fed Chair Jerome Powell cautioned that rate hikes are likely to resume before the end of the year. Indeed, the Fed raised rates again on July 26, after the close of the reporting period.

Despite concerns that the Fed's rate hikes would trigger a recession, the U.S. economy showed signs of continued resilience during the first six months of 2023. U.S. real GDP growth remained positive, increasing by 2.0% in the first quarter of 2023. Labor markets also remain tight. While unemployment has ticked up slightly since April, hitting 3.6% in June 2023, the U.S. unemployment rate remains low by historical standards.

Government Money Market ProFund

Despite persistent (though moderating) inflation and rising interest rates over the period, the Government Money Market ProFund continued to achieve its objective of maintaining a stable net asset value of $1.00 per share for investors. The fund potentially benefits investors by seeking a higher level of current income consistent with liquidity and capital preservation. It also serves investors as a vehicle for moving money between ProFunds products, or for holding assets until they are ready to invest.

We thank you for the trust and confidence you have placed in us by using the Government Money Market ProFund, and we appreciate the opportunity to continue serving your investment needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Allocation of Portfolio Holdings and Expense Examples

4 :: Government Money Market ProFund :: Allocation of Portfolio Holdings and Expense Examples :: June 30, 2023 (unaudited)

Investment Objective: The Government Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Government Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio(a)	97%
Total Exposure	97%

(a)	The Government Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Government Cash Management Portfolio Asset Allocation(a)

Investment Type	% of Net Assets
Government & Agency Obligations
U.S. Government Sponsored Agencies	17%
U.S. Treasury Obligations	17%
Repurchase Agreements	67%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Government Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the entire period ended June 30, 2023.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the entire period ended June 30, 2023.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on the ProFund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expense)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period*	Ending Account Value 6/30/23	Expenses Paid During Period*
Government Money Market ProFund – Investor Class	0.98%	$1,000.00	$1,018.90	$4.91	$1,019.93	$4.91
Government Money Market ProFund – Service Class	1.98%	1,000.00	1,013.80	9.89	1,014.98	9.89

*	Expenses are equal to the average account value over the period multiplied by the ProFund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Financial Statements and Financial Highlights

6 :: Government Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2023

ASSETS:
Investment in Government Cash Management Portfolio, at value	$184,270,777
Receivable for capital shares issued	12,291,277
Prepaid expenses	28,265
TOTAL ASSETS	196,590,319
LIABILITIES:
Distributions payable	8,991
Payable for capital shares redeemed	7,204,479
Management services fees payable	71,225
Administration fees payable	5,175
Distribution and services fees payable-Service Class	8,012
Trustee fees payable	62
Transfer agency fees payable	21,537
Fund accounting fees payable	5,000
Compliance services fees payable	1,040
Service fees payable	1,323
Other accrued expenses	124,073
TOTAL LIABILITIES	7,450,917
NET ASSETS	$189,139,402
NET ASSETS CONSIST OF:
Capital	$189,396,015
Total distributable earnings (loss)	(256,613)
NET ASSETS	$189,139,402
INVESTOR CLASS:
Net Assets	$180,057,635
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	180,301,187
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$9,081,767
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	9,094,707
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Period Ended June 30, 2023

INVESTMENT INCOME:
Interest	$4,669,853	(a)
Expenses	(67,684	)(a)(b)
TOTAL INVESTMENT INCOME	4,602,169
EXPENSES:
Management services fees	343,860
Administration fees	33,106
Distribution and services fees-Service Class	50,523
Transfer agency fees	134,550
Administrative services fees	88,237
Registration and filing fees	30,080
Fund accounting fees	5,000
Trustee fees	2,998
Compliance services fees	983
Service fees	8,500
Audit fees	75,677
Other fees	43,327
Recoupment of prior expenses reimbursed by the Advisor	129,121
TOTAL NET EXPENSES	945,962
NET INVESTMENT INCOME	3,656,207
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,756	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,657,963

(a)	Allocated from Government Cash Management Portfolio.

(b)	For the period ended June 30, 2023, the Advisor to the Government Cash Management Portfolio waived fees, of which $66,446 was allocated to the Government Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Government Money Market ProFund :: 7

Statements of Changes in Net Assets

	Period Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$3,656,207	$2,111,073
Net realized gains (losses) on investments	1,756	(258,080)
Change in net assets resulting from operations	3,657,963	1,852,993
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions
Investor Class	(3,515,640)	(2,049,183)
Service Class	(140,561)	(63,462)
Change in net assets resulting from distributions	(3,656,201)	(2,112,645)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	1,196,612,686	3,014,039,725
Service Class	18,297,902	54,449,952
Distributions reinvested
Investor Class	3,451,482	1,979,126
Service Class	140,306	63,462
Value of shares redeemed
Investor Class	(1,208,259,944)	(3,021,602,279)
Service Class	(20,049,620)	(52,955,225)
Change in net assets resulting from capital transactions	(9,807,188)	(4,025,239)
Change in net assets	(9,805,426)	(4,284,891)
NET ASSETS:
Beginning of period	198,944,828	203,229,719
End of period	$189,139,402	$198,944,828
SHARE TRANSACTIONS:
Issued
Investor Class	1,196,612,869	3,014,039,725
Service Class	18,297,902	54,449,952
Reinvested
Investor Class	3,451,482	1,979,126
Service Class	140,306	63,462
Redeemed
Investor Class	(1,208,259,944)	(3,021,602,279)
Service Class	(20,049,620)	(52,955,225)
Change in shares	(9,807,005)	(4,025,239)

See accompanying notes to the financial statements.

8 :: Government Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)(b)		Net Realized Gains (Losses) on Investments(b)		Total from Investment Activities		Net Investment Income	Net Realized Gains on Investments		Total Distributions	Net Asset Value, End of Period	Total Return(c)	Gross Expenses(b)(d)(e)	Net Expenses(b)(d)		Net Investment Income(b)(d)	Net Assets, End of Period (000's)

Government Money Market ProFund
Investor Class
Period Ended June 30, 2023 (unaudited)	$1.000	0.019		—	(f)	0.019		(0.019)	—		(0.019)	$1.000	1.89%	0.98%	0.98%		3.77%	$180,058
Year Ended December 31, 2022	$1.000	0.010		—	(f)	0.010		(0.010)	—		(0.010)	$1.000	0.99%	0.86%	0.68	%(g)	0.97%	$188,251
Year Ended December 31, 2021	$1.000	—	(f)	—	(f)	—	(f)	— (f)	—		— (f)	$1.000	0.02%	0.70%	0.04	%(g)	0.02%	$194,082
Year Ended December 31, 2020	$1.000	0.001		—	(f)	0.001		(0.001)	—		(0.001)	$1.000	0.14%	0.84%	0.34	%(g)	0.14%	$224,414
Year Ended December 31, 2019	$1.000	0.013		—	(f)	0.013		(0.013)	—		(0.013)	$1.000	1.25%	0.98%	0.98%		1.26%	$277,733
Year Ended December 31, 2018	$1.000	0.009		—	(f)	0.009		(0.009)	—	(f)	(0.009)	$1.000	0.86%	1.01%	1.01%		0.87%	$460,210
Service Class
Period Ended June 30, 2023 (unaudited)	$1.000	0.014		—	(f)	0.014		(0.014)	—		(0.014)	$1.000	1.38%	1.98%	1.98%		2.77%	$9,082
Year Ended December 31, 2022	$1.000	0.006		—	(f)	0.006		(0.006)	—		(0.006)	$1.000	0.61%	1.22%	1.04	%(g)	0.57%	$10,694
Year Ended December 31, 2021	$1.000	—	(f)	—	(f)	—	(f)	— (f)	—		— (f)	$1.000	0.02%	0.70%	0.04	%(g)	0.02%	$9,148
Year Ended December 31, 2020	$1.000	—	(f)	—	(f)	—	(f)	— (f)	—		— (f)	$1.000	0.02%	1.24%	0.41	%(g)	0.02%	$9,637
Year Ended December 31, 2019	$1.000	0.003		—	(f)	0.003		(0.003)	—		(0.003)	$1.000	0.31%	1.98%	1.98%		0.32%	$8,436
Year Ended December 31, 2018	$1.000	0.002		—	(f)	0.002		(0.002)	—	(f)	(0.002)	$1.000	0.20%	1.64%	1.64%		0.20%	$14,517

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Per share amounts and percentages include the applicable allocation from the Government Cash Management Portfolio.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	For the periods ended June 30, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019, and December 31, 2018, the Advisor to the Government Cash Management Portfolio waived fees which were allocated to the Government Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.07%, 0.08%, 0.11%, 0.06%, 0.07%, and 0.04%, respectively.

(f)	Amount is less than $0.0005.

(g)	The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

10 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2023 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Government Money Market ProFund, (the "ProFund"). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Government Cash Management Portfolio (the "Portfolio"), an open-end management investment company that is advised by DWS Investment Management Americas, Inc. ("DIMA") and has the same investment objective as the ProFund. As of June 30, 2023, the percentage of the Portfolio's interests owned by the ProFund was 0.6%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund's financial statements.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio's net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio's Notes to Financial Statements included elsewhere in this report provide information about the Portfolio's valuation policy and its period-end security valuations.

Investment Transactions and Related Income

Investment transactions are accounted for on trade date on the last business day of the reporting period.

The ProFund records daily its proportionate share of the Portfolio's income, expenses, and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class) and realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the

June 30, 2023 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 11

use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund's investments are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical assets
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the ProFund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

As of June 30, 2023, the ProFund's $184,270,777 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund's master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the period ended June 30, 2023.

4. Fees and Transactions with Affiliates and Other Parties

ProFund Advisors LLC (the "Advisor") serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust's aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

FIS Investor Services LLC ("FIS") acts as the Trust's transfer agent. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as "Service fees".

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as "Administrative services fees".

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at the annual rate of $325,000 per Trustee, inclusive of all meetings. During the period ended June 30, 2023, actual Trustee compensation was $487,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees".

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund for the periods below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses) as follows:

	For the Period May 1, 2023 through April 30, 2024		For the Period May 1, 2022 through April 30, 2023
	Investor Class	Service Class	Investor Class	Service Class
Government Money Market ProFund	0.98%	1.98%	0.98%	1.98%

The Advisor has also contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2024 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor. The Advisor has contractually undertaken to waive its fees and/or reimburse certain expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2024.

12 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2023 (unaudited)

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period and minimum yield limit period in which they were taken. Such recoupment shall be made monthly, but only to the extent that such recoupment would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield and such recoupment would not cause annualized operating expenses to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor". As of June 30, 2023, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/24	Expires 4/30/25	Total
Government Money Market ProFund	$1,608,312	$1,234,557	$2,842,869

5. Investment Risks

The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Government Default Risk

Due to the rising US government debt burden and potential limitations caused by the statutory debt ceiling, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. In the past, US sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. Such a credit event may adversely impact the financial markets and the fund. From time to time, uncertainty regarding the status of negotiations in the US government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the US government may default on payments on certain US government securities, cause the credit rating of the US government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of US Treasury securities and/or increase the costs of certain kinds of debt.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance.

Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund's investment advisor and third-party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund's performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19 (including any variants). These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the ProFund to quickly become outdated or inaccurate, resulting in significant losses. Additionally, other public health issues, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's recent military incursions in Ukraine have led to and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the ProFund's investments, even beyond any direct exposure the ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

June 30, 2023 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 13

6. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Ordinary Income	Total Distributions Paid
December 31, 2022
Government Money Market ProFund	$2,111,273	$2,111,273
December 31, 2021
Government Money Market ProFund	$47,673	$47,673

As of the most recent tax year ended December 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Total Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Government Money Market ProFund	$—	$—	$—	$(258,375)	$—	$(258,375)

As of the tax year ended December 31, 2022, the ProFund had net capital loss carryforwards ("CLCFs") as summarized in the table below:

No Expiration Date
Government Money Market ProFund	$258,375

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or utilized.

7. Subsequent Events

The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that have a material impact on the ProFund's financial statements.

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Government Cash Management Portfolio

16 :: Government Cash Management Portfolio :: Investment Portfolio :: as of June 30, 2023 (unaudited)

Investment Portfolio

Government & Agency Obligations 33.3%

U.S. Government Sponsored Agencies 16.8%

	Principal Amount	Value
Federal Home Loan Bank Discount Notes:
4.867%(a), 7/3/2023	$1,074,000	$1,073,714
5.293%(a), 2/6/2024	96,425,000	93,349,042
5.298%(a), 10/2/2023	7,050,000	6,954,840
Federal Home Loan Banks:
4.779%(a), 8/4/2023	490,000,000	487,818,466
5.009%(a), 7/25/2023	227,300,000	226,551,425
5.039%(a), 11/17/2023	524,000,000	513,944,585
SOFR + 0.02%, 5.08%(b), 9/18/2023	944,500,000	944,500,000
SOFR + 0.03%, 5.09%(b), 11/10/2023	993,000,000	993,000,000
SOFR + 0.07%, 5.13%(b), 11/27/2023	370,000,000	370,000,000
SOFR + 0.09%, 5.15%(b), 12/1/2023	1,399,000,000	1,399,000,000
		5,036,192,072
U.S. Treasury Obligations 16.5%
U.S. Treasury Bills:
4.684%(a), 9/21/2023	810,000,000	801,476,098
4.879%(a), 8/17/2023	1,000,000	993,717
5.242%(a), 12/21/2023	1,410,000	1,374,969
5.258%(a), 11/24/2023	443,000,000	433,682,774
5.272%(a), 10/26/2023	200,000,000	196,585,031
5.274%(a), 10/26/2023	121,000,000	118,989,283
5.305%(a), 8/24/2023	409,250,000	406,037,898
5.323%(a), 12/7/2023	1,184,000	1,156,546
5.384%(a), 11/9/2023	441,500,000	432,969,116
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield minus 0.015%, 5.234%(b), 1/31/2024	800,000,000	800,243,776
3-month U.S. Treasury Bill Money Market Yield + 0.029%, 5.278%(b), 7/31/2023	1,300,000,000	1,300,140,944
3-month U.S. Treasury Bill Money Market Yield + 0.035%, 5.284%(b), 10/31/2023	457,000,000	457,204,395
		4,950,854,547
Total Government & Agency Obligations (Cost $9,987,046,619)		9,987,046,619
Repurchase Agreements 66.6%
Barclays Bank PLC, 5.05%, dated 6/30/2023, to be repurchased at $91,638,548 on 7/3/2023(c)	91,600,000	91,600,000
BNP Paribas, 5.05%, dated 6/30/2023, to be repurchased at $964,865,877 on 7/3/2023(d)	964,460,000	964,460,000
Citigroup Global Markets, Inc., 5.05%, dated 6/30/2023, to be repurchased at $8,103,409 on 7/3/2023(e)	8,100,000	8,100,000
Federal Reserve Bank of New York, 5.05%, dated 6/30/2023, to be repurchased at $15,206,396,667 on 7/3/2023(f)	15,200,000,000	15,200,000,000
Fixed Income Clearing Corp.:
4.9%, dated 6/30/2023, to be repurchased at $275,112,292 on 7/3/2023(g)	275,000,000	275,000,000
5.06%, dated 6/30/2023, to be repurchased at $1,700,716,833 on 7/3/2023(h)	1,700,000,000	1,700,000,000
Goldman Sachs & Co.:
3.0%, dated 6/30/2023, to be repurchased at $347,586,875 on 7/3/2023(i)	347,500,000	347,500,000
5.06%, dated 6/30/2023, to be repurchased at $400,168,667 on 7/3/2023(j)	400,000,000	400,000,000
HSBC Securities, Inc., 5.05%, dated 6/30/2023, to be repurchased at $34,214,393 on 7/3/2023(k)	34,200,000	34,200,000
JPMorgan Securities, Inc.:
5.05%, dated 6/30/2023, to be repurchased at $55,803,474 on 7/3/2023(l)	55,780,000	55,780,000
5.06%, dated 6/30/2023, to be repurchased at $459,493,672 on 7/3/2023(m)	459,300,000	459,300,000
Merrill Lynch & Co., Inc., 5.06%, dated 6/30/2023, to be repurchased at $300,126,500 on 7/3/2023(n)	300,000,000	300,000,000
Royal Bank of Canada, 5.05%, dated 6/30/2023, to be repurchased at $21,909,216 on 7/3/2023(o)	21,900,000	21,900,000
Wells Fargo Bank:
5.05%, dated 6/30/2023, to be repurchased at $46,859,712 on 7/3/2023(p)	46,840,000	46,840,000
5.06%, dated 6/30/2023, to be repurchased at $89,177,587 on 7/3/2023(q)	89,140,000	89,140,000
Total Repurchase Agreements (Cost $19,993,820,000)		19,993,820,000

	% of Net Assets	Value
Total Investment Portfolio (Cost $29,980,866,619)	99.9	29,980,866,619
Other Assets and Liabilities, Net	0.1	40,604,845
Net Assets	100.0	$30,021,471,464

(a)    Annualized yield at time of purchase; not a coupon rate.

(b)    Floating rate security. These securities are shown at their current rate as of June 30, 2023.

The accompanying notes are an integral part of the financial statements.

as of June 30, 2023 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 17

(c)    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
98,820,500	U.S. Treasury Notes	0.375–3.5	7/31/2027–1/31/2028	93,432,073

(d)    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
64,978,100	U.S. Treasury Bills	Zero Coupon	8/1/2023–6/13/2024	63,993,625
1,315,000	U.S. Treasury Bonds	6.25	8/15/2023	1,347,136
120,534,200	U.S. Treasury Inflation-Indexed Notes	0.125	10/15/2026	124,909,285
804,747,800	U.S. Treasury Notes	1.75–4.625	8/15/2024–6/30/2030	793,499,140
51	U.S. Treasury STRIPS	Zero Coupon	5/15/2024–11/15/2039	31
Total Collateral Value				983,749,217

(e)    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100	U.S. Treasury Bills	Zero Coupon	8/1/2023–6/13/2024	95
8,388,700	U.S. Treasury Notes	1.25–4.625	6/30/2025–6/30/2030	8,261,967
Total Collateral Value				8,262,062

(f)    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
178,281,500	U.S. Treasury Bonds	1.375	8/15/2050	103,030,619
16,788,293,700	U.S. Treasury Notes	1.125–2.25	2/15/2027–11/15/2031	15,103,366,087
Total Collateral Value				15,206,396,706

(g)    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
302,938,500	U.S. Treasury Notes	0.5	03/31/2025	280,500,048

(h)    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
280,002,800	U.S. Treasury Bonds	1.125–4.625	2/15/2040–8/15/2049	230,956,073
1,596,311,400	U.S. Treasury Notes	0.125–3.5	7/15/2030–2/15/2033	1,503,044,000
Total Collateral Value				1,734,000,073

(i)    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
24,500	U.S. Treasury Bills	Zero Coupon	8/24/2023	24,306
1,873,500	U.S. Treasury Bonds	5.5	8/15/2028	2,021,546
384,467,600	U.S. Treasury Notes	0.5–3.875	5/31/2027–9/30/2029	352,404,182
Total Collateral Value				354,450,034

The accompanying notes are an integral part of the financial statements.

18 :: Government Cash Management Portfolio :: Investment Portfolio :: as of June 30, 2023 (unaudited)

(j)    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
33,475,512	Federal Home Loan Mortgage Corp.	2.5–7.0	6/1/2026–2/1/2053	32,136,916
104,857,361	Federal National Mortgage Association	2.0–5.5	4/1/2026–8/1/2056	96,247,192
12,733,415	Government National Mortgage Association	2.45–4.6	9/20/2043–9/15/2063	12,040,716
301,194,000	U.S. Treasury Bonds	3.25	5/15/2042	267,575,177
Total Collateral Value				408,000,001

(k)   Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
27,639,900	U.S. Treasury Bills	Zero Coupon	11/24/2023	27,063,746
8,363,400	U.S. Treasury Notes	1.375–3.875	11/30/2027–12/31/2028	7,820,314
Total Collateral Value				34,884,060

(l)    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,900	U.S. Treasury Bills	Zero Coupon	7/13/2023–12/21/2023	5,755
11,700	U.S. Treasury Bonds	1.625–6.0	2/15/2026–5/15/2051	9,405
36,545,700	U.S. Treasury Notes	0.25–5.389	6/30/2024–6/30/2030	33,801,303
3,900	U.S. Treasury Inflation-Indexed Bonds	1.75–2.375	1/15/2025–1/15/2028	5,953
20,328,900	U.S. Treasury Inflation-Indexed Notes	0.125–1.625	10/15/2024–1/15/2028	22,962,461
125,053	U.S. Treasury STRIPS	Zero Coupon	11/15/2023–2/15/2053	110,723
Total Collateral Value				56,895,600

(m)    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
544,776	Federal Home Loan Mortgage Corp.	3.0–4.098	1/1/2037–12/1/2051	498,314
501,644,872	Federal National Mortgage Association	1.5–7.5	10/1/2025–7/1/2060	467,987,687
Total Collateral Value				468,486,001

(n)    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,445,000	Corporate Bonds	1.25–4.25	1/9/2026–2/10/2031	5,224,778
288,567,800	U.S. Treasury Inflation-Indexed Notes	0.125–0.875	7/15/2028–1/15/2032	300,924,558
Total Collateral Value				306,149,336

(o)    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
23,717,600	U.S. Treasury Notes	2.625	5/31/2027	22,338,081

(p)    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
41,787,994	U.S. Treasury Inflation-Indexed Notes	0.125–1.625	7/15/2023–7/15/2031	47,776,808

The accompanying notes are an integral part of the financial statements.

as of June 30, 2023 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 19

(q)    Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
92,105,713	Federal National Mortgage Association	1.5–7.0	9/1/2025–5/1/2058	90,922,800

SOFR:  Secured Overnight Financing Rate

STRIPS:  Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2023 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(a)	$—	$9,987,046,619	$—	$9,987,046,619
Repurchase Agreements	$—	$19,993,820,000	$—	$19,993,820,000
Total	$—	$29,980,866,619	$—	$29,980,866,619

(a)   See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

20 :: Government Cash Management Portfolio :: Financial Statements

Statement of Assets and Liabilities (unaudited)
as of June 30, 2023

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$9,987,046,619
Repurchase agreements, valued at amortized cost	19,993,820,000
Cash	58,610
Interest receivable	42,785,631
Other assets	265,114
TOTAL ASSETS	30,023,975,974
LIABILITIES:
Accrued investment advisory fee	1,383,275
Accrued Trustees' fees	91,250
Other accrued expenses and payables	1,029,985
TOTAL LIABILITIES	2,504,510
NET ASSETS, AT VALUE	$30,021,471,464

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2023

INVESTMENT INCOME:
Income:
Interest	$684,582,461
EXPENSES:
Management fee	13,722,235
Administration fee	4,332,332
Custodian fee	127,515
Professional fees	258,592
Reports to shareholders	17,618
Trustees' fees and expenses	561,351
Other	639,461
Total expenses before expense reductions	19,659,104
Expense reductions	(9,590,364)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	10,068,740
NET INVESTMENT INCOME	674,513,721
Net realized gain (loss) from investments	263,606
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$674,777,327

The accompanying notes are an integral part of the financial statements.

Financial Statements :: Government Cash Management Portfolio :: 21

Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$674,513,721	$512,471,247
Net realized gain (loss)	263,606	(15,759,146)
Net increase (decrease) in net assets resulting from operations	674,777,327	496,712,101
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	56,343,417,940	118,068,249,636
Value of capital withdrawn	(59,210,863,295)	(119,999,687,552)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(2,867,445,355)	(1,931,437,916)
INCREASE (DECREASE) IN NET ASSETS	(2,192,668,028)	(1,434,725,815)
Net assets at beginning of period	32,214,139,492	33,648,865,307
Net assets at end of period	$30,021,471,464	$32,214,139,492

The accompanying notes are an integral part of the financial statements.

22 :: Government Cash Management Portfolio :: Financial Highlights

	Six Months Ended 6/30/23 (unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	30,021		32,214		33,649		26,122		18,891		15,720
Ratio of expenses before expense reductions (%)	.14	*	.14		.13		.13		.14		.14
Ratio of expenses after expense reductions (%)	.07	*	.06		.03		.07		.07		.10
Ratio of net investment income (%)	4.67	*	1.67		.03		.36		2.13		1.76
Total Return (%)(a)	2.34	(b)**	1.62	(b)	.03	(b)	.41	(c)	2.17	(c)	1.78	(c)

(a)    Total return would have been lower had certain expenses not been reduced.

(b)    Total return for the Portfolio was derived from the performance of DWS Government Money Market Series.

(c)    Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.

*      Annualized

**    Not annualized

The accompanying notes are an integral part of the financial statements.

June 30, 2023 (unaudited) :: Notes to Financial Statements :: Government Cash Management Portfolio :: 23

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund; A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2023, DWS Government Money Market Series owned approximately 99% of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

As of June 30, 2023, the Portfolio held repurchase agreements with a gross value of $19,993,820,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At June 30, 2023, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $29,980,866,619.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

24 :: Government Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2023 (unaudited)

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA ("DWS Group"), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Accordingly, for the six months ended June 30, 2023, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.095% of the Portfolio's average daily net assets.

In addition, the Advisor agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Portfolio.

For the six months ended June 30, 2023, fees waived and/or expenses reimbursed are $9,590,364.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2023, the Administration Fee was $4,332,332, of which $741,859 is unpaid.

Other Service Fees

Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2023, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $450, of which $170 is unpaid.

Trustees' Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2023.

D. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Portfolio's investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Portfolio. Increased redemptions from the Portfolio may force the Portfolio to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, there have been signs of inflationary price movements. As such, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Portfolio's investments to decline and impair the Portfolio's ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Portfolio's yield to decline, and during periods of unusually low or negative interest rates, the Portfolio's yield may approach or fall below zero. A low or negative interest rate environment may prevent the Portfolio from providing a positive yield or paying fund expenses out of current income and, at times, could impair the Portfolio's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary

June 30, 2023 (unaudited) :: Notes to Financial Statements :: Government Cash Management Portfolio :: 25

policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Portfolio.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 or 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

The ProFund discloses on the Adviser's website that it invests substantially all of its assets in the Portfolio and includes a link to the latest available listing of holdings in the Portfolio. In addition, the ProFund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The ProFund's Form N-MFP filings will be available on the SEC's website, and the Adviser's website will contain a link to such filings.

PRO0623

Semiannual Report

JUNE 30, 2023

ProFunds VP

Access VP High Yield

Asia 30

Banks

Bear

Biotechnology

Bull

Communication Services

Consumer Discretionary

Consumer Staples

Dow 30

Emerging Markets

Energy

Europe 30

Falling U.S. Dollar

Financials

Government Money Market

Health Care

Industrials

International

Internet

Japan

Large-Cap Growth

Large-Cap Value

Materials

Mid-Cap

Mid-Cap Growth

Mid-Cap Value

Nasdaq-100

Pharmaceuticals

Precious Metals

Real Estate

Rising Rates Opportunity

Semiconductor

Short Dow 30

Short Emerging Markets

Short International

Short Mid-Cap

Short Nasdaq-100

Short Small-Cap

Small-Cap

Small-Cap Growth

Small-Cap Value

Technology

UltraBull

UltraMid-Cap

UltraNasdaq-100

UltraShort Dow 30

UltraShort Nasdaq-100

UltraSmall-Cap

U.S. Government Plus

Utilities

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Index Composition
21	Expense Examples
25	Schedules of Portfolio Investments
26	ProFund Access VP High Yield
27	ProFund VP Asia 30
28	ProFund VP Banks
30	ProFund VP Bear
31	ProFund VP Biotechnology
34	ProFund VP Bull
42	ProFund VP Communication Services
44	ProFund VP Consumer Discretionary
46	ProFund VP Consumer Staples
48	ProFund VP Dow 30
49	ProFund VP Emerging Markets
51	ProFund VP Energy
52	ProFund VP Europe 30
53	ProFund VP Falling U.S. Dollar
54	ProFund VP Financials
56	ProFund VP Government Money Market
57	ProFund VP Health Care
59	ProFund VP Industrials
61	ProFund VP International
62	ProFund VP Internet
64	ProFund VP Japan
65	ProFund VP Large-Cap Growth
69	ProFund VP Large-Cap Value
75	ProFund VP Materials
76	ProFund VP Mid-Cap
77	ProFund VP Mid-Cap Growth
81	ProFund VP Mid-Cap Value
86	ProFund VP Nasdaq-100
89	ProFund VP Pharmaceuticals
91	ProFund VP Precious Metals
92	ProFund VP Real Estate
93	ProFund VP Rising Rates Opportunity
94	ProFund VP Semiconductor
96	ProFund VP Short Dow 30
97	ProFund VP Short Emerging Markets
98	ProFund VP Short International
99	ProFund VP Short Mid-Cap
100	ProFund VP Short Nasdaq-100
101	ProFund VP Short Small-Cap
102	ProFund VP Small-Cap
127	ProFund VP Small-Cap Growth
133	ProFund VP Small-Cap Value
140	ProFund VP Technology
142	ProFund VP UltraBull
150	ProFund VP UltraMid-Cap
157	ProFund VP UltraNasdaq-100
160	ProFund VP UltraShort Dow 30
161	ProFund VP UltraShort Nasdaq-100
162	ProFund VP UltraSmall-Cap
188	ProFund VP U.S. Government Plus
189	ProFund VP Utilities
191	Statements of Assets and Liabilities
203	Statements of Operations
215	Statements of Changes in Net Assets
237	Financial Highlights
265	Notes to Financial Statements
298	Liquidity Risk Management Program

Message from the Chairman

Dear Shareholder:

Even though sentiment has become more positive over the past 12 months, lingering concerns about inflation and broader market uncertainty continue to pose headwinds. ProFunds is committed to helping you, our investors, meet these challenging times by providing an innovative array of products and services designed to help you meet your objectives under a range of conditions. Following is the ProFunds VP Semiannual Report to Shareholders for the six months ending June 30, 2023.

Global Interest Rates Increase as Policymakers Continue to Fight Inflation

Concerns about persistently high inflation and the possibility of recession continued to dominate economic policymaking over the past six months. In the United States, the Federal Reserve continued to tighten monetary policy, albeit at a slower pace than in 2022, raising its short-term rate to a target range of between 5% and 5.25% through May. With inflation showing signs of moderation in the spring, the Fed paused rate increases entirely in June following 15 months of consecutive increases. However, Fed Chair Jerome Powell cautioned that rate hikes were likely to resume before the end of the year. Indeed, the Fed raised rates again on July 26, after the close of the reporting period.

Outside of the United States, interest rates continued to increase. The European Central Bank (ECB), the Bank of England, and other developed world central banks all raised interest rates over the period, with one ECB policymaker saying in June that hikes are likely to continue even as the economy slows. The Bank of Japan, which continued to hold its short-term rate at -0.1%, remained a notable exception in the developed world.

U.S. Markets Outperform the Rest of the World

As inflation moderated and investors began to anticipate a slowdown in the Fed's tightening campaign, U.S. markets posted significant gains for the period. Those gains, however, were concentrated among larger companies and technology firms: the large-cap S&P 500® rose 16.9% over the period, and the tech-heavy Nasdaq-100 Index® gained 39.4%. The broader market, including mid- and small-cap firms, saw more modest gains over the six months. The Dow Jones Industrial Average® rose 4.9%, the S&P MidCap 400® increased 8.8%, and the small-cap Russell 2000 Index® gained 8.1%. Six of the Dow Jones U.S. Industrial Index sectors rose. Technology was the best performer by far, rising 47.1% over the period, with consumer services (22.1%) and consumer goods (16.2%) posting strong results as well. Of the four sectors that fell, the weakest performers were utilities (-5.8%), telecommunications (-5.4%), and oil & gas (-5.4%).

International equity markets also rallied, though generally not to the same extent as those in the United States. The MSCI EAFE Index®, which tracks developed markets outside of North America, rose 11.7% for the period, and the MSCI Europe Index® gained 13.6%. The strongest performer in

1

the developed world was Japan – the Nikkei ended the period up 16.5%. The BNY Mellon Emerging Markets 50 ADR Index® rose 8.6%. The main exception to this global strength was China, which did not experience as significant an economic bounce following the end of its COVID restrictions. The BNY China Select ADR Index® fell 5.0% for the six months.

Following an extremely challenging 2022, bond markets experienced small gains in the first half of 2023, as moderating inflation and a slowdown in the Fed's interest rate hikes eased some of the pressures on bonds. The Bloomberg Barclays U.S. Aggregate Bond Index returned 2.1% over the period.

Economy Shows Signs of Resilience

Despite concerns that the Federal Reserve's rate hikes would trigger a recession, the U.S. economy showed signs of continued resilience during the first six months of 2023. U.S. real GDP growth remained positive, increasing by 2.0% in the first quarter of 2023. Labor markets also remained tight. While unemployment ticked up slightly since April, reaching 3.6% in June 2023, the U.S. unemployment rate remains low by historical standards. The U.S. dollar declined 1.1%, based on the Bloomberg Dollar Spot Index®.

ProFunds VP Trust Results Mirror the Markets

ProFunds' index-based mutual funds offer many advantages, such as diverse market exposures, a transparent investment process, efficient fund management, and high daily correlation to their indexes. Reflecting the pressures in the market over the past six months, opportunities for ProFunds VP investors to gain came primarily from domestic equity strategies, particularly those focused on large-cap companies and the tech sector.

No matter what direction the market takes going forward, ProFunds VP mutual funds offer an extensive lineup of strategies designed to meet investor goals, help manage risk, and potentially enhance returns. We appreciate the trust and confidence you have placed in ProFunds, and we look forward to continuing to serve your investment needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

2

Allocation of Portfolio Holdings and Index Composition

4 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

ProFund Access VP High Yield

Investment Objective: The Access VP High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	47%
Futures Contracts	15%
Credit Default Swap Agreements	80%
Total Exposure	142%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund Access VP High Yield primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer Cyclical	28%
Consumer Non-Cyclical	15%
Communications	13%
Financial	11%
Energy	9%
Industrials	9%
Basic Materials	7%
Technology	4%
Utilities	4%

ProFund VP Asia 30

Investment Objective: The ProFund VP Asia 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	11.3%
Alibaba Group Holding, Ltd.	7.0%
BHP Group, Ltd.	6.8%
HDFC Bank, Ltd.	6.3%
NetEase, Inc.	5.0%

ProFunds Asia 30® Index – Composition

Industry Breakdown	% of Index
Information Technology	25%
Consumer Discretionary	23%
Communication Services	21%
Financials	14%
Materials	7%
Industrials	5%
Real Estate	3%
Health Care	2%

Country Composition
China	58%
Taiwan	16%
India	14%
Australia	7%
Other	5%

ProFund VP Banks

Investment Objective: The ProFund VP Banks seeks investment results, before fees and expenses, that correspond to the performance of the S&P Banks Select Industry Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Swap Agreements	5%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apollo Global Management, Inc.	1.5%
Wintrust Financial Corp.	1.5%
JPMorgan Chase & Co.	1.5%
Jackson Financial, Inc.	1.5%
New York Community Bancorp, Inc.	1.5%

S&P Banks Select Industry Index – Composition

% of Index
Regional Banks	68%
Diversified Banks	15%
Commercial & Residential Mortgage Finance	8%
Other Diversified Financial Services	6%
Asset Management & Custody Banks	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 5

ProFund VP Bear

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P 500®  for a single day, not for any other period.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(9)%
Swap Agreements	(91)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500® Index – Composition

% of Index
Information Technology	30%
Health Care	13%
Financials	12%
Consumer Discretionary	11%
Industrials	8%
Communication Services	8%
Consumer Staples	7%
Energy	4%
Utilities	3%
Materials	2%
Real Estate	2%

ProFund VP Biotechnology

Investment Objective: The ProFund VP Biotechnology seeks investment results, before fees and expenses, that correspond to the performance of the S&P Biotechnology Select Industry Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	4%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Catalyst Pharmaceuticals, Inc.	1.2%
Blueprint Medicines Corp.	1.2%
Bridgebio Pharma, Inc.	1.2%
Exact Sciences Corp.	1.1%
Halozyme Therapeutics, Inc.	1.1%

S&P Biotechnology Select Industry Index – Composition

% of Index
Biotechnology	100%

ProFund VP Bull

Investment Objective: The ProFund VP Bull seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Futures Contracts	5%
Swap Agreements	25%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.4%
Microsoft Corp.	4.8%
Alphabet, Inc.	2.5%
Amazon.com, Inc.	2.2%
NVIDIA Corp.	2.0%

S&P 500®  Index – Composition

% of Index
Information Technology	30%
Health Care	13%
Financials	12%
Consumer Discretionary	11%
Industrials	8%
Communication Services	8%
Consumer Staples	7%
Energy	4%
Utilities	3%
Materials	2%
Real Estate	2%

6 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

ProFund VP Communication Services (formerly ProFund VP Telecommunications)

Investment Objective: The ProFund VP Communication Services seeks investment results, before fees and expenses, that correspond to the performance of the S&P Communication Services Select Sector Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Meta Platforms, Inc.	24.0%
Alphabet, Inc.	21.7%
T-Mobile U.S., Inc.	4.6%
Activision Blizzard, Inc.	4.5%
Verizon Communications, Inc.	4.5%

S&P Communication Services Select Sector Index – Composition

% of Index
Interactive Media & Services	53%
Entertainment	22%
Media	14%
Diversified Telecommunication Services	7%
Wireless Telecommunication Services	4%

ProFund VP Consumer Discretionary (formerly ProFund VP Consumer Services)

Investment Objective: The ProFund VP Consumer Discretionary seeks investment results, before fees and expenses, that correspond to the performance of the S&P Consumer Discretionary Select Sector Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	3%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	22.1%
Tesla, Inc.	18.7%
The Home Depot, Inc.	4.3%
McDonald's Corp.	4.3%
NIKE, Inc.	4.1%

S&P Consumer Discretionary Select Sector Index – Composition

% of Index
Retailing	44%
Automobiles & Components	24%
Consumer Services	22%
Consumer Durables & Apparel	10%

ProFund VP Consumer Staples (formerly ProFund VP Consumer Goods)

Investment Objective: The ProFund VP Consumer Staples seeks investment results, before fees and expenses, that correspond to the performance of the S&P Consumer Staples Select Sector Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	14.2%
PepsiCo, Inc.	10.2%
Costco Wholesale Corp.	9.5%
The Coca-Cola Co.	9.3%
Philip Morris International, Inc.	4.6%

S&P Consumer Staples Select Sector Index – Composition

% of Index
Food, Beverage & Tobacco	52%
Food & Staples Retailing	24%
Household & Personal Products	24%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 7

ProFund VP Dow 30

Investment Objective: The ProFund VP Dow 30 seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Industrial Average®.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® Index – Composition

% of Index
Financials	20%
Health Care	19%
Information Technology	18%
Industrials	15%
Consumer Discretionary	14%
Consumer Staples	8%
Energy	3%
Communication Services	2%
Materials	1%

ProFund VP Emerging Markets

Investment Objective: The ProFund VP Emerging Markets seeks investment results, before fees and expenses, that correspond to the performance of the S&P Emerging 50 ADR Index (USD).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements	7%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	18.7%
Alibaba Group Holding, Ltd.	11.3%
HDFC Bank, Ltd.	6.8%
ICICI Bank, Ltd.	4.2%
Infosys, Ltd.	4.1%

S&P Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Information Technology	28%
Consumer Discretionary	22%
Financials	18%
Materials	10%
Communication Services	10%
Energy	4%
Consumer Staples	3%
Industrials	2%
Health Care	1%
Utilities	1%
Real Estate	1%

Country Composition
China	31%
Taiwan	24%
India	17%
Brazil	14%
Other	14%

ProFund VP Energy (formerly ProFund VP Oil & Gas)

Investment Objective: The ProFund VP Energy seeks investment results, before fees and expenses, that correspond to the performance of the S&P Energy Select Sector Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	22.7%
Chevron Corp.	19.2%
Schlumberger N.V.	4.9%
ConocoPhillips	4.4%
EOG Resources, Inc.	4.4%

S&P Energy Select Sector Index – Composition

% of Index
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	10%

8 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

ProFund VP Europe 30

Investment Objective: The ProFund VP Europe 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Novo Nordisk A/S	7.2%
ASML Holding N.V.	7.0%
SAP SE	4.9%
Shell PLC	4.7%
HSBC Holdings PLC	4.5%

ProFunds Europe 30® Index – Composition

Industry Breakdown	% of Index
Health Care	25%
Energy	18%
Information Technology	16%
Consumer Staples	10%
Financials	10%
Materials	9%
Industrials	7%
Utilities	3%
Communication Services	2%

Country Composition
United Kingdom	41%
Netherlands	15%
Denmark	9%
France	7%
Ireland	7%
Other	21%

ProFund VP Falling U.S. Dollar

Investment Objective: The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the return of the basket of non-U.S. currencies included in the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

ProFund VP Financials

Investment Objective: The ProFund VP Financials seeks investment results, before fees and expenses, that correspond to the performance of the S&P Financial Select Sector Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	4%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	12.6%
JPMorgan Chase & Co.	8.8%
Visa, Inc.	8.0%
Mastercard, Inc.	6.8%
Bank of America Corp.	4.1%

S&P Financial Select Sector Index – Composition

% of Index
Diversified Financials	59%
Banks	24%
Insurance	17%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 9

ProFund VP Government Money Market

Investment Objective: The ProFund VP Government Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	34%
Repurchase Agreements	67%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

ProFund VP Health Care

Investment Objective: The ProFund VP Health Care seeks investment results, before fees and expenses, that correspond to the performance of the S&P Health Care Select Sector Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	8.9%
Johnson & Johnson	8.6%
Eli Lilly & Co.	7.4%
Merck & Co., Inc.	5.8%
AbbVie, Inc.	4.7%

S&P Health Care Select Sector Index – Composition

% of Index
Pharmaceuticals	30%
Health Care Equipment & Supplies	22%
Health Care Providers & Services	22%
Biotechnology	14%
Life Sciences Tools & Services	12%

ProFund VP Industrials

Investment Objective: The ProFund VP Industrials seeks investment results, before fees and expenses, that correspond to the performance of the S&P Industrials Select Sector Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	4%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Raytheon Technologies Corp.	4.4%
Honeywell International, Inc.	4.2%
United Parcel Service, Inc.	4.0%
Caterpillar, Inc.	3.9%
Union Pacific Corp.	3.8%

S&P Industrials Select Sector Index – Composition

% of Index
Capital Goods	67%
Transportation	19%
Commercial & Professional Services	14%

10 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

ProFund VP International

Investment Objective: The ProFund VP International seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index®.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	20%
Industrials	16%
Health Care	13%
Consumer Discretionary	13%
Consumer Staples	10%
Information Technology	8%
Materials	7%
Energy	4%
Communication Services	4%
Utilities	3%
Real Estate	2%

Country Composition
Japan	22%
United Kingdom	15%
France	12%
Switzerland	10%
Germany	9%
Other	32%

ProFund VP Internet

Investment Objective: The ProFund VP Internet seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet CompositeSM Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	9.1%
Amazon.com, Inc.	9.1%
Meta Platforms, Inc.	7.3%
Cisco Systems, Inc.	4.9%
Netflix, Inc.	4.9%

Dow Jones Internet CompositeSM Index – Composition

% of Index
Interactive Media & Services	24%
Software	21%
Multiline Retail	13%
Communications Equipment	11%
IT Services	10%
Hotels, Restaurants & Leisure	7%
Entertainment	5%
Diversified Financial Services	3%
Health Care Technology	3%
Real Estate Management & Development	3%

ProFund VP Japan

Investment Objective: The ProFund VP Japan seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	99%
Swap Agreements	1%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average Index – Composition

% of Index
Consumer Discretionary	22%
Information Technology	21%
Industrials	20%
Health Care	11%
Communication Services	10%
Materials	6%
Consumer Staples	6%
Financials	3%
Real Estate	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 11

ProFund VP Large-Cap Growth

Investment Objective: The ProFund VP Large-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	14.2%
Microsoft Corp.	7.3%
Alphabet, Inc.	6.6%
NVIDIA Corp.	5.2%
Tesla, Inc.	3.5%

S&P 500® Growth Index – Composition

% of Index
Information Technology	39%
Health Care	17%
Consumer Discretionary	10%
Communication Services	7%
Financials	7%
Consumer Staples	6%
Energy	6%
Industrials	5%
Materials	2%
Real Estate	1%

ProFund VP Large-Cap Value

Investment Objective: The ProFund VP Large-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.2%
Meta Platforms, Inc.	3.7%
Amazon.com, Inc.	3.7%
Berkshire Hathaway, Inc.	3.6%
JPMorgan Chase & Co.	2.5%

S&P 500® Value Index – Composition

% of Index
Financials	20%
Information Technology	18%
Industrials	12%
Consumer Discretionary	11%
Communication Services	10%
Health Care	9%
Consumer Staples	7%
Utilities	5%
Real Estate	4%
Materials	3%
Energy	1%

ProFund VP Materials (formerly ProFund VP Basic Materials)

Investment Objective: The ProFund VP Materials seeks investment results, before fees and expenses, that correspond to the performance of the S&P Materials Select Sector Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	19.7%
Air Products and Chemicals, Inc.	7.0%
The Sherwin-Williams Co.	6.6%
Freeport-McMoRan, Inc.	6.1%
Ecolab, Inc.	4.9%

S&P Materials Select Sector Index – Composition

% of Index
Chemicals	69%
Metals & Mining	16%
Containers & Packaging	9%
Construction Materials	6%

12 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

ProFund VP Mid-Cap

Investment Objective: The ProFund VP Mid-Cap seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	14%
Swap Agreements	86%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400®  Index – Composition

% of Index
Industrials	25%
Consumer Discretionary	15%
Financials	14%
Information Technology	10%
Health Care	9%
Real Estate	7%
Materials	7%
Consumer Staples	4%
Energy	4%
Utilities	3%
Communication Services	2%

ProFund VP Mid-Cap Growth

Investment Objective: The ProFund VP Mid-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Hubbell, Inc.	1.5%
Builders FirstSource, Inc.	1.5%
Reliance Steel & Aluminum Co.	1.4%
Deckers Outdoor Corp.	1.2%
Lattice Semiconductor Corp.	1.1%

S&P MidCap 400® Growth Index – Composition

% of Index
Industrials	26%
Consumer Discretionary	13%
Health Care	11%
Financials	10%
Information Technology	10%
Materials	9%
Energy	7%
Real Estate	5%
Consumer Staples	4%
Utilities	3%
Communication Services	2%

ProFund VP Mid-Cap Value

Investment Objective: The ProFunds VP Mid-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Jabil, Inc.	1.3%
Regal Rexnord Corp.	0.9%
Reinsurance Group of America, Inc.	0.8%
Fortune Brands Innovations, Inc.	0.8%
Unum Group	0.8%

S&P MidCap 400® Value Index – Composition

% of Index
Industrials	21%
Consumer Discretionary	17%
Financials	17%
Information Technology	11%
Real Estate	10%
Health Care	8%
Materials	6%
Consumer Staples	4%
Utilities	3%
Communication Services	2%
Energy	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 13

ProFund VP Nasdaq-100

Investment Objective: The ProFund VP Nasdaq-100 seeks investment results, before fees and expenses, that correspond to the performance of the Nasdaq-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	1%
Swap Agreements	39%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	7.8%
Apple, Inc.	7.6%
Alphabet, Inc.	4.4%
NVIDIA Corp.	4.2%
Amazon.com, Inc.	4.1%

Nasdaq-100® Index – Composition

% of Index
Information Technology	53%
Communication Services	16%
Consumer Discretionary	15%
Health Care	6%
Consumer Staples	5%
Industrials	4%
Utilities	1%

ProFund VP Pharmaceuticals

Investment Objective: The ProFund VP Pharmaceuticals seeks investment results, before fees and expenses, that correspond to the performance of the S&P Pharmaceuticals Select Industry Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Swap Agreements	— ^
Total Exposure	100%

^ Amount is less than 0.5%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Catalent, Inc.	4.9%
Elanco Animal Health, Inc.	4.8%
Reata Pharmaceuticals, Inc.	4.7%
Viatris, Inc.	4.6%
Zoetis, Inc.	4.6%

S&P Pharmaceuticals Select Industry Index – Composition

% of Index
Pharmaceuticals	100%

ProFund VP Precious Metals

Investment Objective: The ProFund VP Precious Metals seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	92%
Silver	6%
Precious Metals & Minerals	2%

14 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

ProFund VP Real Estate

Investment Objective: The ProFund VP Real Estate seeks investment results, before fees and expenses, that correspond to the performance of the S&P Real Estate Select Sector Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	3%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Prologis, Inc.	12.0%
American Tower Corp.	9.6%
Equinix, Inc.	7.8%
Crown Castle, Inc.	5.2%
Public Storage	4.9%

S&P Real Estate Select Sector Index – Composition

% of Index
Specialized REITs	43%
Residential REITs	14%
Industrial REITs	12%
Retail REITs	12%
Health Care REITs	8%
Real Estate Management & Development	7%
Office REITs	3%
Hotel & Resort REITs	1%

ProFund VP Rising Rates Opportunity

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(128)%
Total Exposure	(128)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Semiconductor

Investment Objective: The ProFund VP Semiconductor seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	33%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	24.7%
Broadcom, Inc.	8.5%
Advanced Micro Devices, Inc.	4.3%
Texas Instruments, Inc.	3.9%
Intel Corp.	3.3%

Dow Jones U.S. SemiconductorsSM Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 15

ProFund VP Short Dow 30

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average®  for a single day, not for any other period.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® Index – Composition

% of Index
Financials	20%
Health Care	19%
Information Technology	18%
Industrials	15%
Consumer Discretionary	14%
Consumer Staples	8%
Energy	3%
Communication Services	2%
Materials	1%

ProFund VP Short Emerging Markets

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Emerging 50 ADR Index (USD) for a single day, not for any other period.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P Emerging 50 ADR Index (USD) Index – Composition

Industry Breakdown	% of Index
Information Technology	28%
Consumer Discretionary	22%
Financials	18%
Materials	10%
Communication Services	10%
Energy	4%
Consumer Staples	3%
Industrials	2%
Health Care	1%
Utilities	1%
Real Estate	1%

Country Composition
China	31%
Taiwan	24%
India	17%
Brazil	14%
Other	14%

ProFund VP Short International

Investment Objective: The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index®  for a single day, not for any other period.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	20%
Industrials	16%
Health Care	13%
Consumer Discretionary	13%
Consumer Staples	10%
Information Technology	8%
Materials	7%
Energy	4%
Communication Services	4%
Utilities	3%
Real Estate	2%

Country Composition
Japan	22%
United Kingdom	15%
France	12%
Switzerland	10%
Germany	9%
Other	32%

16 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

ProFund VP Short Mid-Cap

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index for a single day, not for any other period.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® Index – Composition

% of Index
Industrials	25%
Consumer Discretionary	15%
Financials	14%
Information Technology	10%
Health Care	9%
Real Estate	7%
Materials	7%
Consumer Staples	4%
Energy	4%
Utilities	3%
Communication Services	2%

ProFund VP Short Nasdaq-100

Investment Objective: The ProFund VP Short Nasdaq-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index for a single day, not for any other period.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Swap Agreements	(85)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	53%
Communication Services	16%
Consumer Discretionary	15%
Health Care	6%
Consumer Staples	5%
Industrials	4%
Utilities	1%

ProFund VP Short Small-Cap

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index for a single day, not for any other period.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(5)%
Swap Agreements	(95)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Industrials	17%
Health Care	17%
Financials	15%
Information Technology	14%
Consumer Discretionary	11%
Energy	7%
Real Estate	6%
Materials	5%
Consumer Staples	3%
Utilities	3%
Communication Services	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 17

ProFund VP Small-Cap

Investment Objective: The ProFund VP Small-Cap seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Futures Contracts	3%
Swap Agreements	38%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	0.3%
SPS Commerce, Inc.	0.2%
Rambus, Inc.	0.2%
Chart Industries, Inc.	0.2%
Novanta, Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Industrials	17%
Health Care	17%
Financials	15%
Information Technology	14%
Consumer Discretionary	11%
Energy	7%
Real Estate	6%
Materials	5%
Consumer Staples	3%
Utilities	3%
Communication Services	2%

ProFund VP Small-Cap Growth

Investment Objective: The ProFund VP Small-Cap Growth seeks investment results, before fees and expenses, that corresponds to the performance of the S&P SmallCap 600® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
SPS Commerce, Inc.	1.4%
Rambus, Inc.	1.4%
Axcelis Technologies, Inc.	1.2%
Comfort Systems USA, Inc.	1.2%
elf Beauty, Inc.	1.2%

S&P SmallCap 600® Growth Index – Composition

% of Index
Information Technology	20%
Industrials	19%
Financials	14%
Health Care	13%
Consumer Discretionary	8%
Materials	7%
Consumer Staples	6%
Energy	5%
Real Estate	4%
Utilities	2%
Communication Services	2%

ProFund VP Small-Cap Value

Investment Objective: The ProFund VP Small-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Meritage Homes Corp.	1.1%
Insight Enterprises, Inc.	0.9%
Radian Group, Inc.	0.8%
John Bean Technologies Corp.	0.8%
Group 1 Automotive, Inc.	0.8%

S&P SmallCap 600® Value Index – Composition

% of Index
Consumer Discretionary	19%
Financials	18%
Industrials	16%
Real Estate	12%
Information Technology	9%
Health Care	8%
Materials	5%
Energy	4%
Consumer Staples	4%
Communication Services	3%
Utilities	2%

18 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

ProFund VP Technology

Investment Objective: The ProFund VP Technology seeks investment results, before fees and expenses, that correspond to the performance of the S&P Technology Select Sector Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	23.0%
Microsoft Corp.	22.3%
NVIDIA Corp.	4.6%
Broadcom, Inc.	4.3%
Adobe, Inc.	2.7%

S&P Technology Select Sector Index – Composition

% of Index
Software & Services	44%
Technology Hardware & Equipment	31%
Semiconductors & Semiconductor Equipment	25%

ProFund VP UltraBull

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P®  for a single day, not for any other period.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Futures Contracts	4%
Swap Agreements	125%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.5%
Microsoft Corp.	4.8%
Alphabet, Inc.	2.5%
Amazon.com, Inc.	2.2%
NVIDIA Corp.	2.0%

S&P 500® Index – Composition

% of Index
Information Technology	30%
Health Care	13%
Financials	12%
Consumer Discretionary	11%
Industrials	8%
Communication Services	8%
Consumer Staples	7%
Energy	4%
Utilities	3%
Materials	2%
Real Estate	2%

ProFund VP UltraMid-Cap

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400®  for a single day, not for any other period.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Futures Contracts	11%
Swap Agreements	118%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Hubbell, Inc.	0.6%
Builders FirstSource, Inc.	0.5%
Reliance Steel & Aluminum Co.	0.5%
Graco, Inc.	0.5%
Jabil, Inc.	0.4%

S&P MidCap 400® Index – Composition

% of Index
Industrials	25%
Consumer Discretionary	15%
Financials	14%
Information Technology	10%
Health Care	9%
Real Estate	7%
Materials	7%
Consumer Staples	4%
Energy	4%
Utilities	3%
Communication Services	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 19

ProFund VP UltraNasdaq-100

Investment Objective: The ProFund VP UltraNasdaq-100 seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100® Index for a single day, not for any other period.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	9%
Swap Agreements	131%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	7.8%
Apple, Inc.	7.6%
Alphabet, Inc.	4.4%
NVIDIA Corp.	4.2%
Amazon.com, Inc.	4.1%

Nasdaq-100® Index – Composition

% of Index
Information Technology	53%
Communication Services	16%
Consumer Discretionary	15%
Health Care	6%
Consumer Staples	5%
Industrials	4%
Utilities	1%

ProFund VP UltraShort Dow 30

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average®  for a single day, not for any other period.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® Index – Composition

% of Index
Financials	20%
Health Care	19%
Information Technology	18%
Industrials	15%
Consumer Discretionary	14%
Consumer Staples	8%
Energy	3%
Communication Services	2%
Materials	1%

ProFund VP UltraShort Nasdaq-100

Investment Objective: The ProFund VP UltraShort Nasdaq-100 seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index for a single day, not for any other period.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	53%
Communication Services	16%
Consumer Discretionary	15%
Health Care	6%
Consumer Staples	5%
Industrials	4%
Utilities	1%

 20 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

ProFund VP UltraSmall-Cap

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index for a single day, not for any other period.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Futures Contracts	6%
Swap Agreements	120%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	0.4%
Rambus, Inc.	0.2%
SPS Commerce, Inc.	0.2%
Chart Industries, Inc.	0.2%
Novanta, Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Industrials	17%
Health Care	17%
Financials	15%
Information Technology	14%
Consumer Discretionary	11%
Energy	7%
Real Estate	6%
Materials	5%
Consumer Staples	3%
Utilities	3%
Communication Services	2%

ProFund VP U.S. Government Plus

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	43%
Swap Agreements	81%
Total Exposure	124%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Utilities

Investment Objective: The ProFund VP Utilities seeks investment results, before fees and expenses, that correspond to the performance of the S&P Utilities Select Sector Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	15.4%
The Southern Co.	7.9%
Duke Energy Corp.	7.1%
Sempra Energy	4.7%
American Electric Power Co., Inc.	4.4%

S&P Utilities Select Sector Index – Composition

% of Index
Electric Utilities	66%
Multi-Utilities	28%
Water Utilities	3%
Gas Utilities	2%
Independent Power and Renewable Electricity Producers	1%

Expense Examples

22 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period ended June 30, 2023.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended June 30, 2023.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on each ProFund VP's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During the Period(1)	Ending Account Value 6/30/23	Expenses Paid During the Period(1)
ProFund Access VP High Yield	1.68%	$1,000.00	$1,040.30	$8.50	$1,016.46	$8.40
ProFund VP Asia 30	1.68%	1,000.00	1,014.40	8.39	1,016.46	8.40
ProFund VP Banks	1.68%	1,000.00	854.60	7.73	1,016.46	8.40
ProFund VP Bear	1.68%	1,000.00	880.90	7.83	1,016.46	8.40
ProFund VP Biotechnology	1.71%	1,000.00	1,030.30	8.61	1,016.31	8.55
ProFund VP Bull	1.68%	1,000.00	1,157.60	8.99	1,016.46	8.40
ProFund VP Communication Services†	1.68%	1,000.00	1,183.60	9.10	1,016.46	8.40
ProFund VP Consumer Discretionary†	1.68%	1,000.00	1,260.20	9.41	1,016.46	8.40
ProFund VP Consumer Staples†	1.68%	1,000.00	1,064.10	8.60	1,016.46	8.40
ProFund VP Dow 30	1.65%	1,000.00	1,036.90	8.33	1,016.61	8.25
ProFund VP Emerging Markets	1.68%	1,000.00	1,076.30	8.65	1,016.46	8.40
ProFund VP Energy†	1.68%	1,000.00	935.70	8.06	1,016.46	8.40
ProFund VP Europe 30	1.68%	1,000.00	1,079.90	8.66	1,016.46	8.40
ProFund VP Falling U.S. Dollar	1.68%	1,000.00	1,008.60	8.37	1,016.46	8.40
ProFund VP Financials	1.68%	1,000.00	1,019.40	8.41	1,016.46	8.40
ProFund VP Government Money Market	0.90%	1,000.00	1,018.80	4.50	1,020.33	4.51
ProFund VP Health Care	1.68%	1,000.00	981.60	8.25	1,016.46	8.40
ProFund VP Industrials	1.68%	1,000.00	1,093.80	8.72	1,016.46	8.40
ProFund VP International	1.68%	1,000.00	1,108.40	8.78	1,016.46	8.40
ProFund VP Internet	1.68%	1,000.00	1,317.10	9.65	1,016.46	8.40
ProFund VP Japan	1.68%	1,000.00	1,323.80	9.68	1,016.46	8.40
ProFund VP Large-Cap Growth	1.68%	1,000.00	1,202.30	9.17	1,016.46	8.40
ProFund VP Large-Cap Value	1.68%	1,000.00	1,111.70	8.80	1,016.46	8.40
ProFund VP Materials†	1.68%	1,000.00	1,085.20	8.69	1,016.46	8.40
ProFund VP Mid-Cap	1.68%	1,000.00	1,076.30	8.65	1,016.46	8.40
ProFund VP Mid-Cap Growth	1.68%	1,000.00	1,095.10	8.73	1,016.46	8.40
ProFund VP Mid-Cap Value	1.68%	1,000.00	1,063.30	8.59	1,016.46	8.40

Expense Examples (unaudited) :: 23

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During the Period(1)	Ending Account Value 6/30/23	Expenses Paid During the Period(1)
ProFund VP Nasdaq-100	1.68%	$1,000.00	$1,380.50	$9.92	$1,016.46	$8.40
ProFund VP Pharmaceuticals	1.68%	1,000.00	932.50	8.05	1,016.46	8.40
ProFund VP Precious Metals	1.68%	1,000.00	993.20	8.30	1,016.46	8.40
ProFund VP Real Estate	1.68%	1,000.00	1,022.90	8.43	1,016.46	8.40
ProFund VP Rising Rates Opportunity	1.68%	1,000.00	971.10	8.21	1,016.46	8.40
ProFund VP Semiconductor	1.68%	1,000.00	1,659.70	11.08	1,016.46	8.40
ProFund VP Short Dow 30	1.68%	1,000.00	981.20	8.25	1,016.46	8.40
ProFund VP Short Emerging Markets	1.68%	1,000.00	934.50	8.06	1,016.46	8.40
ProFund VP Short International	1.68%	1,000.00	915.50	7.98	1,016.46	8.40
ProFund VP Short Mid-Cap	1.68%	1,000.00	939.70	8.08	1,016.46	8.40
ProFund VP Short Nasdaq-100	1.68%	1,000.00	730.50	7.21	1,016.46	8.40
ProFund VP Short Small-Cap	1.68%	1,000.00	941.10	8.09	1,016.46	8.40
ProFund VP Small-Cap	1.68%	1,000.00	1,071.70	8.63	1,016.46	8.40
ProFund VP Small-Cap Growth	1.68%	1,000.00	1,062.30	8.59	1,016.46	8.40
ProFund VP Small-Cap Value	1.68%	1,000.00	1,041.70	8.50	1,016.46	8.40
ProFund VP Technology	1.68%	1,000.00	1,432.60	10.13	1,016.46	8.40
ProFund VP UltraBull	1.73%	1,000.00	1,303.80	9.88	1,016.22	8.65
ProFund VP UltraMid-Cap	1.68%	1,000.00	1,124.80	8.85	1,016.46	8.40
ProFund VP UltraNasdaq-100	1.68%	1,000.00	1,832.90	11.80	1,016.46	8.40
ProFund VP UltraShort Dow 30	1.52%	1,000.00	944.60	7.33	1,017.26	7.60
ProFund VP UltraShort Nasdaq-100	1.68%	1,000.00	514.50	6.31	1,016.46	8.40
ProFund VP UltraSmall-Cap	1.68%	1,000.00	1,106.40	8.77	1,016.46	8.40
ProFund VP U.S. Government Plus	1.38%	1,000.00	1,037.10	6.97	1,017.95	6.90
ProFund VP Utilities	1.68%	1,000.00	935.70	8.06	1,016.46	8.40

(1)	Expenses are equal to the average account value, multiplied by the ProFund VP's annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

†	As described in Note 1 of the Notes to Financial Statements, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

This Page Intentionally Left Blank

Schedules of Portfolio Investments

26 :: ProFund Access VP High Yield :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

U.S. Treasury Obligation (47.4%)

	Principal Amount	Value
U.S. Treasury Notes, 3.63%, 5/31/28	$8,050,000	$7,876,107
TOTAL U.S. TREASURY OBLIGATION (Cost $7,955,624)		7,876,107
Repurchase Agreements(a) (44.4%)
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $7,376,027	7,373,000	7,373,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,373,000)		7,373,000
TOTAL INVESTMENT SECURITIES (Cost $15,328,624)—91.8%		15,249,107
Net other assets (liabilities)—8.2%		1,363,428
NET ASSETS—100.0%		$16,612,535

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	24	10/2/23	$2,571,375	$(32,165)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Sell Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 40	Daily	5.00%	6/20/28	4.28%	$13,310,000	$373,337	$124,694	$248,643	$92,202

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(3)	The notional amount represents the maximum potential amount the Fund could be required pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Asia 30 :: 27

Common Stocks (99.7%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Broadline Retail)	13,147	$1,095,803
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	50,945	396,862
Baidu, Inc.*ADR (Interactive Media & Services)	4,740	648,953
BHP Group, Ltd.ADR (Metals & Mining)	17,698	1,056,040
Bilibili, Inc.*ADR(a) (Entertainment)	16,371	247,202
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	9,165	363,851
Full Truck Alliance Co., Ltd.*ADR (Ground Transportation)	49,048	305,079
Futu Holdings, Ltd.*ADR(a) (Capital Markets)	6,321	251,197
GDS Holdings, Ltd.*ADR(a) (IT Services)	15,170	166,718
HDFC Bank, Ltd.ADR (Banks)	14,095	982,421
ICICI Bank, Ltd.ADR (Banks)	32,362	746,915
Infosys, Ltd.ADR (IT Services)	30,213	485,523
iQIYI, Inc.*ADR (Entertainment)	69,970	373,640
JD.com, Inc.ADR (Broadline Retail)	8,280	282,596
JinkoSolar Holding Co., Ltd.*ADR(a) (Semiconductors & Semiconductor Equipment)	8,659	384,286
Kanzhun, Ltd.*ADR (Interactive Media & Services)	19,215	289,186
KE Holdings, Inc.*ADR (Real Estate Management & Development)	30,529	453,356
Li Auto, Inc.*ADR (Automobiles)	16,371	574,622
Lufax Holding, Ltd.ADR (Consumer Finance)	183,994	263,111
NetEase, Inc.ADR (Entertainment)	8,027	776,130
NIO, Inc.*ADR(a) (Automobiles)	42,348	410,352
PDD Holdings, Inc.*ADR (Broadline Retail)	7,648	528,783
Sea, Ltd.*ADR (Entertainment)	9,228	535,593
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	17,445	1,760,549
Tencent Music Entertainment Group*ADR (Entertainment)	49,617	366,173
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	7,016	245,560
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	48,922	385,995
XPeng, Inc.*ADR(a) (Automobiles)	32,299	433,453
Zai Lab, Ltd.*ADR(a) (Biotechnology)	11,756	325,994
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	16,876	423,250
TOTAL COMMON STOCKS (Cost $10,174,600)		15,559,193

Repurchase Agreements(b)  (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $18,007	$18,000	$18,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,000)		18,000

Collateral for Securities Loaned(c)  (11.9%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(d)	1,853,791	$1,853,791
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,853,791)		1,853,791
TOTAL INVESTMENT SECURITIES (Cost $12,046,391)—111.7%		17,430,984
Net other assets (liabilities)—(11.7)%		(1,828,548)
NET ASSETS—100.0%		$15,602,436

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $1,887,939.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.

(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.

ADR	American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Air Freight & Logistics	$423,250	2.7%
Automobiles	1,418,427	9.1%
Banks	1,729,336	11.1%
Biotechnology	325,994	2.1%
Broadline Retail	1,907,182	12.2%
Capital Markets	251,197	1.6%
Consumer Finance	263,111	1.7%
Entertainment	2,298,738	14.6%
Ground Transportation	305,079	2.0%
Hotels, Restaurants & Leisure	245,560	1.6%
Interactive Media & Services	938,139	6.0%
IT Services	652,241	4.2%
Metals & Mining	1,056,040	6.8%
Real Estate Management & Development	453,356	2.9%
Semiconductors & Semiconductor Equipment	3,291,543	21.1%
Other**	43,243	0.3%
Total	$15,602,436	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2023:

		% of
	Value	Net Assets
Australia	$1,056,040	6.8%
China	8,680,512	55.6%
India	2,214,859	14.2%
Ireland	528,783	3.4%
Singapore	535,593	3.4%
Taiwan	2,543,406	16.3%
Other**	43,243	0.3%
Total	$15,602,436	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

28 :: ProFund VP Banks :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks (95.1%)

	Shares	Value
Ameris Bancorp (Banks)	787	$26,923
Apollo Global Management, Inc. (Financial Services)	756	58,069
Associated Banc-Corp. (Banks)	3,258	52,877
Atlantic Union Bankshares Corp. (Banks)	1,165	30,232
Axos Financial, Inc.* (Banks)	833	32,854
Bank of America Corp. (Banks)	1,885	54,081
Bank of Hawaii Corp.(a) (Banks)	1,209	49,847
Bank OZK(a) (Banks)	1,390	55,822
BankUnited, Inc. (Banks)	2,158	46,505
Banner Corp. (Banks)	386	16,857
BOK Financial Corp. (Banks)	360	29,081
Cadence Bank (Banks)	2,502	49,139
Cathay General Bancorp (Banks)	571	18,380
Citigroup, Inc. (Banks)	1,143	52,624
Citizens Financial Group, Inc. (Banks)	1,948	50,804
Columbia Banking System, Inc. (Banks)	2,407	48,814
Comerica, Inc. (Banks)	1,311	55,534
Commerce Bancshares, Inc. (Banks)	1,082	52,693
Community Bank System, Inc. (Banks)	580	27,190
Cullen/Frost Bankers, Inc. (Banks)	503	54,088
CVB Financial Corp. (Banks)	2,777	36,879
East West Bancorp, Inc. (Banks)	1,045	55,166
Eastern Bankshares, Inc. (Banks)	1,819	22,319
Equitable Holdings, Inc. (Financial Services)	2,077	56,411
Essent Group, Ltd. (Financial Services)	720	33,696
F.N.B. Corp. (Banks)	4,497	51,446
Fifth Third Bancorp (Banks)	2,090	54,779
First Bancorp (Banks)	2,120	25,906
First Citizens BancShares, Inc.—Class A (Banks)	43	55,188
First Financial Bancorp (Banks)	556	11,365
First Financial Bankshares, Inc. (Banks)	1,209	34,444
First Hawaiian, Inc. (Banks)	1,861	33,517
First Horizon Corp. (Banks)	4,713	53,111
First Interstate BancSystem, Inc.—Class A (Banks)	1,503	35,832
First Merchants Corp. (Banks)	429	12,111
Fulton Financial Corp. (Banks)	2,334	27,821
Glacier Bancorp, Inc. (Banks)	1,273	39,679
Hancock Whitney Corp. (Banks)	1,047	40,184
Hilltop Holdings, Inc. (Banks)	574	18,058
Home BancShares, Inc. (Banks)	1,972	44,962
Huntington Bancshares, Inc. (Banks)	5,039	54,320
Independent Bank Corp. (Banks)	517	23,012
Independent Bank Group, Inc. (Banks)	529	18,266
International Bancshares Corp. (Banks)	363	16,045
Jackson Financial, Inc.—Class A (Financial Services)	1,860	56,935
JPMorgan Chase & Co. (Banks)	392	57,011
KeyCorp (Banks)	5,166	47,734
Lakeland Financial Corp. (Banks)	265	12,858
M&T Bank Corp. (Banks)	435	53,836
MGIC Investment Corp. (Financial Services)	3,481	54,965
Mr. Cooper Group, Inc.* (Financial Services)	908	45,981
New York Community Bancorp, Inc. (Banks)	5,039	56,638
NMI Holdings, Inc.*—Class A (Financial Services)	537	13,865
Northern Trust Corp. (Capital Markets)	737	54,641
Old National Bancorp (Banks)	4,028	56,150
Pacific Premier Bancorp, Inc. (Banks)	1,204	24,899
PennyMac Financial Services, Inc. (Financial Services)	622	43,733
Pinnacle Financial Partners, Inc. (Banks)	996	56,423
Popular, Inc. (Banks)	885	53,560
Prosperity Bancshares, Inc. (Banks)	906	51,171
Radian Group, Inc. (Financial Services)	2,101	53,113
Regions Financial Corp. (Banks)	2,988	53,246
Renasant Corp. (Banks)	397	10,374
Seacoast Banking Corp. of Florida (Banks)	1,454	32,133
ServisFirst Bancshares, Inc. (Banks)	519	21,237
Simmons First National Corp.—Class A (Banks)	1,062	18,320
SouthState Corp. (Banks)	781	51,390
Synovus Financial Corp. (Banks)	1,784	53,966
Texas Capital Bancshares, Inc.* (Banks)	911	46,917
The Bank of New York Mellon Corp. (Capital Markets)	1,242	55,294
The PNC Financial Services Group, Inc. (Banks)	428	53,907
Triumph Financial, Inc.* (Banks)	321	19,491
Truist Financial Corp. (Banks)	1,691	51,322
Trustmark Corp. (Banks)	553	11,679
U.S. Bancorp (Banks)	1,680	55,507
UMB Financial Corp. (Banks)	683	41,595
United Bankshares, Inc. (Banks)	1,273	37,770
United Community Banks, Inc. (Banks)	1,221	30,513
Valley National Bancorp (Banks)	6,592	51,088
Voya Financial, Inc. (Financial Services)	769	55,145
Walker & Dunlop, Inc. (Financial Services)	361	28,551
Washington Federal, Inc. (Banks)	1,277	33,866
Webster Financial Corp. (Banks)	1,424	53,756
Wells Fargo & Co. (Banks)	1,310	55,911
WesBanco, Inc. (Banks)	415	10,628
Western Alliance Bancorp (Banks)	1,415	51,605
Wintrust Financial Corp. (Banks)	786	57,078
WSFS Financial Corp. (Banks)	505	19,049
Zions Bancorp NA(a) (Banks)	1,788	48,026
TOTAL COMMON STOCKS (Cost $2,965,251)		3,619,808

Repurchase Agreements(b)  (1.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $45,018	$45,000	$45,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,000)		45,000

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Banks :: 29

Collateral for Securities Loaned(c)  (3.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(d)	128,455	$128,455
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $128,455)		128,455
TOTAL INVESTMENT SECURITIES (Cost $3,138,706)—99.7%		3,793,263
Net other assets (liabilities)—0.3%		11,578
NET ASSETS—100.0%		$3,804,841

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $123,561.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.

(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	7/24/23	5.67%	$180,708	$2,573

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Banks	$3,009,409	79.0%
Capital Markets	109,935	2.9%
Financial Services	500,464	13.2%
Other**	185,033	4.9%
Total	$3,804,841	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

30 :: ProFund VP Bear :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (93.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $4,703,931	$4,702,000	$4,702,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,702,000)		4,702,000
TOTAL INVESTMENT SECURITIES (Cost $4,702,000)—93.8%		4,702,000
Net other assets (liabilities)—6.2%		310,652
NET ASSETS—100.0%		$5,012,652

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $501,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	2	9/18/23	$(448,825)	$(15,524)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/27/23	(5.42)%	$(2,492,213)	$(39,611)
S&P 500	UBS AG	7/27/23	(5.22)%	(2,056,521)	(28,799)
				$(4,548,734)	$(68,410)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Biotechnology :: 31

Common Stocks (96.9%)

	Shares	Value
2seventy bio, Inc.* (Biotechnology)	13,860	$140,263
4D Molecular Therapeutics, Inc.* (Biotechnology)	9,513	171,900
89bio, Inc.* (Biotechnology)	24,109	456,866
AbbVie, Inc. (Biotechnology)	3,607	485,971
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	20,164	482,928
ADMA Biologics, Inc.* (Biotechnology)	43,091	159,006
Agenus, Inc.* (Biotechnology)	86,279	138,046
Agios Pharmaceuticals, Inc.* (Biotechnology)	9,813	277,904
Akero Therapeutics, Inc.* (Biotechnology)	9,496	443,368
Aldeyra Therapeutics, Inc.* (Biotechnology)	15,190	127,444
Alector, Inc.* (Biotechnology)	9,976	59,956
Alkermes PLC* (Biotechnology)	16,012	501,176
Allakos, Inc.* (Biotechnology)	21,199	92,428
Allogene Therapeutics, Inc.* (Biotechnology)	45,823	227,740
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	2,612	496,123
Amgen, Inc. (Biotechnology)	2,279	505,984
Amicus Therapeutics, Inc.* (Biotechnology)	38,911	488,722
AnaptysBio, Inc.* (Biotechnology)	5,564	113,172
Anavex Life Sciences Corp.*(a) (Biotechnology)	21,039	171,047
Anika Therapeutics, Inc.* (Biotechnology)	1,686	43,802
Apellis Pharmaceuticals, Inc.* (Biotechnology)	5,538	504,512
Arcellx, Inc.* (Biotechnology)	8,648	273,450
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	9,511	272,775
Arcus Biosciences, Inc.* (Biotechnology)	18,007	365,722
Arcutis Biotherapeutics, Inc.* (Biotechnology)	29,994	285,843
Ardelyx, Inc.* (Biotechnology)	125,238	424,557
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	14,112	503,234
Avid Bioservices, Inc.* (Biotechnology)	12,264	171,328
Avidity Biosciences, Inc.* (Biotechnology)	32,880	364,639
Beam Therapeutics, Inc.* (Biotechnology)	15,475	494,117
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	58,503	411,861
Biogen, Inc.* (Biotechnology)	1,614	459,748
Biohaven, Ltd.* (Biotechnology)	11,375	272,090
BioMarin Pharmaceutical, Inc.* (Biotechnology)	5,455	472,839
Biomea Fusion, Inc.*(a) (Biotechnology)	8,218	180,385
Bioxcel Therapeutics, Inc.*(a) (Biotechnology)	11,860	78,988
Bluebird Bio, Inc.* (Biotechnology)	98,865	325,266
Blueprint Medicines Corp.* (Biotechnology)	8,525	538,779
Bridgebio Pharma, Inc.* (Biotechnology)	31,153	535,831
CareDx, Inc.* (Biotechnology)	20,575	174,888
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	42,895	576,509
Celldex Therapeutics, Inc.* (Biotechnology)	12,333	418,459
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	10,602	337,038
Chinook Therapeutics, Inc.* (Biotechnology)	12,494	480,019
Cogent Biosciences, Inc.* (Biotechnology)	12,373	146,496
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	8,291	149,404
CRISPR Therapeutics AG*(a) (Biotechnology)	8,139	456,923
Cytokinetics, Inc.* (Biotechnology)	13,461	439,098
Day One Biopharmaceuticals, Inc.* (Biotechnology)	17,455	208,413
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	13,870	195,290
Denali Therapeutics, Inc.* (Biotechnology)	14,910	439,994
Dynavax Technologies Corp.* (Biotechnology)	25,622	331,036
Dyne Therapeutics, Inc.* (Biotechnology)	7,034	79,133
Editas Medicine, Inc.* (Biotechnology)	34,509	284,009
Emergent BioSolutions, Inc.* (Biotechnology)	34,901	256,522
Enanta Pharmaceuticals, Inc.* (Biotechnology)	5,535	118,449
EQRx, Inc.* (Biotechnology)	37,186	69,166
Exact Sciences Corp.* (Biotechnology)	5,676	532,975
Exelixis, Inc.* (Biotechnology)	25,961	496,115
Fate Therapeutics, Inc.* (Biotechnology)	57,306	272,777
FibroGen, Inc.* (Biotechnology)	21,778	58,801
Geron Corp.* (Biotechnology)	79,497	255,185
Gilead Sciences, Inc. (Biotechnology)	6,381	491,784
Halozyme Therapeutics, Inc.* (Biotechnology)	14,677	529,398
Horizon Therapeutics PLC* (Biotechnology)	5,022	516,513
Ideaya Biosciences, Inc.* (Biotechnology)	7,499	176,227
ImmunoGen, Inc.* (Biotechnology)	20,235	381,834
Immunovant, Inc.* (Biotechnology)	15,099	286,428
Incyte Corp.* (Biotechnology)	8,166	508,334
Inhibrx, Inc.* (Biotechnology)	7,932	205,915
Insmed, Inc.* (Biotechnology)	22,266	469,813
Intellia Therapeutics, Inc.* (Biotechnology)	11,527	470,071
Intercept Pharmaceuticals, Inc.* (Biotechnology)	24,737	273,591
Ionis Pharmaceuticals, Inc.* (Biotechnology)	12,262	503,110
Iovance Biotherapeutics, Inc.* (Biotechnology)	63,174	444,745
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	43,511	462,957
iTeos Therapeutics, Inc.* (Biotechnology)	5,192	68,742
IVERIC bio, Inc.* (Biotechnology)	13,076	514,410
Karuna Therapeutics, Inc.* (Biotechnology)	2,190	474,902
Keros Therapeutics, Inc.* (Biotechnology)	4,220	169,560
Kiniksa Pharmaceuticals, Ltd.*—Class A (Biotechnology)	7,158	100,785
Krystal Biotech, Inc.* (Biotechnology)	3,188	374,271
Kura Oncology, Inc.* (Biotechnology)	11,860	125,479
Kymera Therapeutics, Inc.* (Biotechnology)	12,866	295,789
Lyell Immunopharma, Inc.* (Biotechnology)	19,519	62,070
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	1,877	433,587
MannKind Corp.* (Biotechnology)	71,066	289,239
Mersana Therapeutics, Inc.* (Biotechnology)	20,204	66,471
MiMedx Group, Inc.* (Biotechnology)	8,061	53,283
Mirati Therapeutics, Inc.* (Biotechnology)	13,124	474,170
Mirum Pharmaceuticals, Inc.* (Biotechnology)	6,956	179,952
Moderna, Inc.* (Biotechnology)	4,044	491,346
Morphic Holding, Inc.* (Biotechnology)	7,801	447,231

See accompanying notes to financial statements.

32 :: ProFund VP Biotechnology :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Myriad Genetics, Inc.* (Biotechnology)	11,773	$272,898
Natera, Inc.* (Biotechnology)	10,303	501,344
Neurocrine Biosciences, Inc.* (Biotechnology)	5,337	503,279
Novavax, Inc.*(a) (Biotechnology)	66,726	495,774
Nurix Therapeutics, Inc.* (Biotechnology)	6,865	68,581
Nuvalent, Inc.*—Class A (Biotechnology)	4,838	204,018
Point Biopharma Global, Inc.* (Biotechnology)	11,744	106,401
Protagonist Therapeutics, Inc.* (Biotechnology)	17,135	473,269
Prothena Corp. PLC* (Biotechnology)	7,172	489,704
PTC Therapeutics, Inc.* (Biotechnology)	11,592	471,447
RAPT Therapeutics, Inc.* (Biotechnology)	7,635	142,775
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	19,227	143,626
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	668	479,985
REGENXBIO, Inc.* (Biotechnology)	9,422	188,346
Relay Therapeutics, Inc.* (Biotechnology)	37,618	472,482
Replimune Group, Inc.* (Biotechnology)	8,685	201,666
REVOLUTION Medicines, Inc.* (Biotechnology)	19,495	521,491
Rhythm Pharmaceuticals, Inc.*(a) (Biotechnology)	15,565	256,667
Rocket Pharmaceuticals, Inc.* (Biotechnology)	13,985	277,882
Roivant Sciences, Ltd.* (Biotechnology)	43,216	435,617
Sage Therapeutics, Inc.* (Biotechnology)	8,322	391,300
Sana Biotechnology, Inc.* (Biotechnology)	20,148	120,082
Sarepta Therapeutics, Inc.* (Biotechnology)	3,904	447,086
Seagen, Inc.* (Biotechnology)	2,535	487,886
Seres Therapeutics, Inc.* (Biotechnology)	46,403	222,270
SpringWorks Therapeutics, Inc.* (Biotechnology)	14,451	378,905
Syndax Pharmaceuticals, Inc.* (Biotechnology)	20,118	421,070
TG Therapeutics, Inc.* (Biotechnology)	18,152	450,896
Travere Therapeutics, Inc.* (Biotechnology)	29,901	459,279
Twist Bioscience Corp.*(a) (Biotechnology)	24,826	507,940
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	9,701	447,507
uniQure N.V.* (Biotechnology)	11,888	136,236
United Therapeutics Corp.* (Biotechnology)	2,181	481,456
Vanda Pharmaceuticals, Inc.* (Biotechnology)	13,203	87,008
Vaxcyte, Inc.* (Biotechnology)	9,858	492,309
Veracyte, Inc.* (Biotechnology)	14,602	371,913
Vericel Corp.* (Biotechnology)	5,607	210,655
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,492	525,048
Verve Therapeutics, Inc.* (Biotechnology)	14,393	269,869
Viking Therapeutics, Inc.* (Biotechnology)	20,538	332,921
Vir Biotechnology, Inc.* (Biotechnology)	18,705	458,834
Viridian Therapeutics, Inc.* (Biotechnology)	14,643	348,357
Xencor, Inc.* (Biotechnology)	7,139	178,261
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	15,056	424,730
TOTAL COMMON STOCKS (Cost $38,247,481)		44,997,586

Repurchase Agreements(b)  (3.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $1,419,583	$1,419,000	$1,419,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,419,000)		1,419,000

Collateral for Securities Loaned(c)  (4.9%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(d)	2,275,184	$2,275,184
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,275,184)		2,275,184
TOTAL INVESTMENT SECURITIES (Cost $41,941,665)—104.9%		48,691,770
Net other assets (liabilities)—(4.9)%		(2,277,881)
NET ASSETS—100.0%		$46,413,889

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $2,126,429.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.

(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Biotechnology :: 33

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	7/24/23	5.67%	$1,667,560	$(38,951)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Biotechnology	$44,997,587	96.9%
Other**	1,416,302	3.1%
Total	$46,413,889	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

34 :: ProFund VP Bull :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks (70.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	556	$55,650
A.O. Smith Corp. (Building Products)	125	9,098
Abbott Laboratories (Health Care Equipment & Supplies)	1,752	191,002
AbbVie, Inc. (Biotechnology)	1,778	239,549
Accenture PLC—Class A (IT Services)	636	196,257
Activision Blizzard, Inc.* (Entertainment)	721	60,780
Adobe, Inc.* (Software)	462	225,912
Advance Auto Parts, Inc. (Specialty Retail)	60	4,218
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,623	184,876
Aflac, Inc. (Insurance)	554	38,669
Agilent Technologies, Inc. (Life Sciences Tools & Services)	298	35,835
Air Products and Chemicals, Inc. (Chemicals)	224	67,095
Akamai Technologies, Inc.* (IT Services)	153	13,750
Alaska Air Group, Inc.* (Passenger Airlines)	129	6,860
Albemarle Corp. (Chemicals)	118	26,325
Alexandria Real Estate Equities, Inc. (Office REITs)	159	18,045
Align Technology, Inc.* (Health Care Equipment & Supplies)	72	25,462
Allegion PLC (Building Products)	89	10,682
Alliant Energy Corp. (Electric Utilities)	253	13,277
Alphabet, Inc.*—Class A (Interactive Media & Services)	5,986	716,524
Alphabet, Inc.*—Class C (Interactive Media & Services)	5,149	622,875
Altria Group, Inc. (Tobacco)	1,799	81,495
Amazon.com, Inc.* (Broadline Retail)	8,994	1,172,457
Amcor PLC (Containers & Packaging)	1,483	14,800
Ameren Corp. (Multi-Utilities)	265	21,643
American Airlines Group, Inc.* (Passenger Airlines)	658	11,805
American Electric Power Co., Inc. (Electric Utilities)	519	43,700
American Express Co. (Consumer Finance)	599	104,346
American International Group, Inc. (Insurance)	729	41,947
American Tower Corp. (Specialized REITs)	470	91,152
American Water Works Co., Inc. (Water Utilities)	196	27,979
Ameriprise Financial, Inc. (Capital Markets)	105	34,877
AmerisourceBergen Corp. (Health Care Providers & Services)	163	31,366
AMETEK, Inc. (Electrical Equipment)	232	37,556
Amgen, Inc. (Biotechnology)	538	119,447
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	600	50,970
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	510	99,353
ANSYS, Inc.* (Software)	87	28,733
Aon PLC—Class A (Insurance)	206	71,111
APA Corp. (Oil, Gas & Consumable Fuels)	311	10,627
Apple, Inc. (Technology Hardware, Storage & Peripherals)	14,897	2,889,571
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	852	123,148
Aptiv PLC* (Automobile Components)	273	27,871
Arch Capital Group, Ltd.* (Insurance)	375	28,069
Archer-Daniels-Midland Co. (Food Products)	549	41,482
Arista Networks, Inc.* (Communications Equipment)	252	40,839
Arthur J. Gallagher & Co. (Insurance)	216	47,427
Assurant, Inc. (Insurance)	54	6,789
AT&T, Inc. (Diversified Telecommunication Services)	7,203	114,888
Atmos Energy Corp. (Gas Utilities)	146	16,986
Autodesk, Inc.* (Software)	216	44,196
Automatic Data Processing, Inc. (Professional Services)	416	91,434
AutoZone, Inc.* (Specialty Retail)	19	47,374
AvalonBay Communities, Inc. (Residential REITs)	143	27,065
Avery Dennison Corp. (Containers & Packaging)	81	13,916
Axon Enterprise, Inc.* (Aerospace & Defense)	71	13,854
Baker Hughes Co. (Energy Equipment & Services)	1,020	32,242
Ball Corp. (Containers & Packaging)	317	18,452
Bank of America Corp. (Banks)	6,986	200,428
Bath & Body Works, Inc. (Specialty Retail)	231	8,663
Baxter International, Inc. (Health Care Equipment & Supplies)	510	23,236
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	286	75,507
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,797	612,777
Best Buy Co., Inc. (Specialty Retail)	196	16,062
Biogen, Inc.* (Biotechnology)	146	41,588
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	22	8,341
Bio-Techne Corp. (Life Sciences Tools & Services)	159	12,979
BlackRock, Inc. (Capital Markets)	151	104,362
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	37	99,912
BorgWarner, Inc. (Automobile Components)	236	11,543
Boston Properties, Inc. (Office REITs)	144	8,293
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,449	78,376
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,117	135,382
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	420	364,322
Broadridge Financial Solutions, Inc. (Professional Services)	119	19,710
Brown & Brown, Inc. (Insurance)	237	16,315
Brown-Forman Corp.—Class B (Beverages)	184	12,288
Bunge, Ltd. (Food Products)	152	14,341
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	117	11,039
Cadence Design Systems, Inc.* (Software)	275	64,493
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	217	11,060
Camden Property Trust (Residential REITs)	108	11,758
Campbell Soup Co. (Food Products)	202	9,233
Capital One Financial Corp. (Consumer Finance)	385	42,107
Cardinal Health, Inc. (Health Care Providers & Services)	257	24,304
CarMax, Inc.* (Specialty Retail)	159	13,308

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Bull :: 35

Common Stocks, continued

	Shares	Value
Carnival Corp.* (Hotels, Restaurants & Leisure)	1,012	$19,056
Carrier Global Corp. (Building Products)	841	41,806
Catalent, Inc.* (Pharmaceuticals)	181	7,848
Caterpillar, Inc. (Machinery)	519	127,700
Cboe Global Markets, Inc. (Capital Markets)	106	14,629
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	313	25,262
CDW Corp. (Electronic Equipment, Instruments & Components)	136	24,956
Celanese Corp. (Chemicals)	101	11,696
Centene Corp.* (Health Care Providers & Services)	553	37,300
CenterPoint Energy, Inc. (Multi-Utilities)	636	18,539
Ceridian HCM Holding, Inc.* (Professional Services)	156	10,447
CF Industries Holdings, Inc. (Chemicals)	196	13,606
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	52	10,933
Charter Communications, Inc.*—Class A (Media)	105	38,574
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,757	276,464
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	28	59,892
Chubb, Ltd. (Insurance)	417	80,297
Church & Dwight Co., Inc. (Household Products)	246	24,657
Cincinnati Financial Corp. (Insurance)	158	15,377
Cintas Corp. (Commercial Services & Supplies)	87	43,246
Cisco Systems, Inc. (Communications Equipment)	4,127	213,531
Citigroup, Inc. (Banks)	1,961	90,284
Citizens Financial Group, Inc. (Banks)	488	12,727
CME Group, Inc. (Capital Markets)	362	67,075
CMS Energy Corp. (Multi-Utilities)	294	17,273
Cognizant Technology Solutions Corp.— Class A (IT Services)	511	33,358
Colgate-Palmolive Co. (Household Products)	836	64,405
Comcast Corp.—Class A (Media)	4,191	174,135
Comerica, Inc. (Banks)	133	5,634
Conagra Brands, Inc. (Food Products)	481	16,219
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,219	126,301
Consolidated Edison, Inc. (Multi-Utilities)	349	31,550
Constellation Brands, Inc.—Class A (Beverages)	162	39,873
Constellation Energy Corp. (Electric Utilities)	327	29,937
Copart, Inc.* (Commercial Services & Supplies)	432	39,403
Corning, Inc. (Electronic Equipment, Instruments & Components)	771	27,016
Corteva, Inc. (Chemicals)	716	41,027
CoStar Group, Inc.* (Professional Services)	412	36,668
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	447	240,656
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	763	19,304
Crown Castle, Inc. (Specialized REITs)	437	49,792
CSX Corp. (Ground Transportation)	2,048	69,837
Cummins, Inc. (Machinery)	143	35,058
CVS Health Corp. (Health Care Providers & Services)	1,292	89,316
D.R. Horton, Inc. (Household Durables)	313	38,090
Danaher Corp. (Life Sciences Tools & Services)	669	160,560
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	122	20,384
DaVita, Inc.* (Health Care Providers & Services)	56	5,626
Deere & Co. (Machinery)	272	110,212
Delta Air Lines, Inc.* (Passenger Airlines)	648	30,806
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	214	8,564
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	647	31,276
Dexcom, Inc.* (Health Care Equipment & Supplies)	391	50,247
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	182	23,908
Digital Realty Trust, Inc. (Specialized REITs)	294	33,478
Discover Financial Services (Consumer Finance)	256	29,914
Dollar General Corp. (Consumer Staples Distribution & Retail)	221	37,521
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	210	30,135
Dominion Energy, Inc. (Multi-Utilities)	842	43,607
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	36	12,132
Dover Corp. (Machinery)	141	20,819
Dow, Inc. (Chemicals)	713	37,974
DTE Energy Co. (Multi-Utilities)	208	22,884
Duke Energy Corp. (Electric Utilities)	776	69,638
DuPont de Nemours, Inc. (Chemicals)	462	33,005
DXC Technology Co.* (IT Services)	229	6,119
Eastman Chemical Co. (Chemicals)	120	10,046
Eaton Corp. PLC (Electrical Equipment)	402	80,842
eBay, Inc. (Broadline Retail)	539	24,087
Ecolab, Inc. (Chemicals)	250	46,673
Edison International (Electric Utilities)	386	26,808
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	611	57,636
Electronic Arts, Inc. (Entertainment)	262	33,981
Elevance Health, Inc. (Health Care Providers & Services)	239	106,186
Eli Lilly & Co. (Pharmaceuticals)	794	372,370
Emerson Electric Co. (Electrical Equipment)	576	52,065
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	138	23,112
Entergy Corp. (Electric Utilities)	213	20,740
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	589	67,405
EPAM Systems, Inc.* (IT Services)	58	13,036
EQT Corp. (Oil, Gas & Consumable Fuels)	364	14,971
Equifax, Inc. (Professional Services)	124	29,177
Equinix, Inc. (Specialized REITs)	94	73,690
Equity Residential (Residential REITs)	344	22,694
Essex Property Trust, Inc. (Residential REITs)	65	15,230
Etsy, Inc.* (Broadline Retail)	124	10,492
Everest Re Group, Ltd. (Insurance)	43	14,700
Evergy, Inc. (Electric Utilities)	231	13,495
Eversource Energy (Electric Utilities)	351	24,893
Exelon Corp. (Electric Utilities)	1,002	40,821

See accompanying notes to financial statements.

36 :: ProFund VP Bull :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	144	$15,752
Expeditors International of Washington, Inc. (Air Freight & Logistics)	154	18,654
Extra Space Storage, Inc. (Specialized REITs)	136	20,244
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,074	436,937
F5, Inc.* (Communications Equipment)	61	8,922
FactSet Research Systems, Inc. (Capital Markets)	39	15,625
Fair Isaac Corp.* (Software)	25	20,230
Fastenal Co. (Trading Companies & Distributors)	575	33,919
Federal Realty Investment Trust (Diversified REITs)	74	7,161
FedEx Corp. (Air Freight & Logistics)	233	57,761
Fidelity National Information Services, Inc. (Financial Services)	597	32,656
Fifth Third Bancorp (Banks)	686	17,980
First Horizon Corp. (Banks)	1	6
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	100	19,009
FirstEnergy Corp. (Electric Utilities)	548	21,306
Fiserv, Inc.* (Financial Services)	622	78,465
FleetCor Technologies, Inc.* (Financial Services)	74	18,580
FMC Corp. (Chemicals)	126	13,147
Ford Motor Co. (Automobile Components)	3,960	59,914
Fortinet, Inc.* (Software)	657	49,663
Fortive Corp. (Machinery)	356	26,618
Fox Corp.—Class A (Media)	271	9,214
Fox Corp.—Class B (Media)	138	4,401
Franklin Resources, Inc.(a) (Capital Markets)	288	7,692
Freeport-McMoRan, Inc. (Metals & Mining)	1,444	57,759
Garmin, Ltd. (Household Durables)	154	16,061
Gartner, Inc.* (IT Services)	80	28,025
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	394	32,009
Gen Digital, Inc. (Software)	573	10,629
Generac Holdings, Inc.* (Electrical Equipment)	63	9,395
General Dynamics Corp. (Aerospace & Defense)	227	48,839
General Electric Co. (Industrial Conglomerates)	1,097	120,505
General Mills, Inc. (Food Products)	592	45,406
General Motors Co. (Automobile Components)	1,401	54,023
Genuine Parts Co. (Distributors)	142	24,031
Gilead Sciences, Inc. (Biotechnology)	1,257	96,877
Global Payments, Inc. (Financial Services)	264	26,009
Globe Life, Inc. (Insurance)	90	9,866
Halliburton Co. (Energy Equipment & Services)	909	29,988
Hartford Financial Services Group, Inc. (Insurance)	313	22,542
Hasbro, Inc. (Leisure Products)	131	8,485
HCA Healthcare, Inc. (Health Care Providers & Services)	208	63,124
Healthpeak Properties, Inc. (Health Care REITs)	551	11,075
Henry Schein, Inc.* (Health Care Providers & Services)	132	10,705
Hess Corp. (Oil, Gas & Consumable Fuels)	278	37,794
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,306	21,941
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	267	38,862
Hologic, Inc.* (Health Care Equipment & Supplies)	248	20,081
Honeywell International, Inc. (Industrial Conglomerates)	670	139,025
Hormel Foods Corp. (Food Products)	292	11,744
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	717	12,067
Howmet Aerospace, Inc. (Aerospace & Defense)	371	18,387
HP, Inc. (Technology Hardware, Storage & Peripherals)	873	26,810
Humana, Inc. (Health Care Providers & Services)	126	56,338
Huntington Bancshares, Inc. (Banks)	1,455	15,685
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	40	9,104
IDEX Corp. (Machinery)	76	16,360
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	84	42,187
Illinois Tool Works, Inc. (Machinery)	279	69,795
Illumina, Inc.* (Life Sciences Tools & Services)	159	29,811
Incyte Corp.* (Biotechnology)	187	11,641
Ingersoll Rand, Inc. (Machinery)	408	26,667
Insulet Corp.* (Health Care Equipment & Supplies)	70	20,184
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,203	140,548
Intercontinental Exchange, Inc. (Capital Markets)	564	63,777
International Business Machines Corp. (IT Services)	915	122,436
International Flavors & Fragrances, Inc. (Chemicals)	257	20,455
International Paper Co. (Containers & Packaging)	350	11,134
Intuit, Inc. (Software)	283	129,668
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	353	120,705
Invesco, Ltd. (Capital Markets)	462	7,766
Invitation Homes, Inc. (Residential REITs)	586	20,158
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	187	42,032
Iron Mountain, Inc. (Specialized REITs)	294	16,705
J.B. Hunt Transport Services, Inc. (Ground Transportation)	84	15,207
Jack Henry & Associates, Inc. (Professional Services)	73	12,215
Jacobs Solutions, Inc. (Professional Services)	128	15,218
Johnson & Johnson (Pharmaceuticals)	2,618	433,332
Johnson Controls International PLC (Building Products)	691	47,084
JPMorgan Chase & Co. (Banks)	2,944	428,176

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Bull :: 37

Common Stocks, continued

	Shares	Value
Juniper Networks, Inc. (Communications Equipment)	324	$10,151
Kellogg Co. (Food Products)	259	17,457
Keurig Dr Pepper, Inc. (Beverages)	849	26,548
KeyCorp (Banks)	942	8,704
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	179	29,974
Kimberly-Clark Corp. (Household Products)	340	46,940
Kimco Realty Corp. (Retail REITs)	625	12,325
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,987	34,216
KLA Corp. (Semiconductors & Semiconductor Equipment)	138	66,933
L3Harris Technologies, Inc. (Aerospace & Defense)	191	37,392
Laboratory Corp. of America Holdings (Health Care Providers & Services)	89	21,478
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	135	86,786
Lamb Weston Holding, Inc. (Food Products)	147	16,898
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	331	19,198
Leidos Holdings, Inc. (Professional Services)	138	12,210
Lennar Corp.—Class A (Household Durables)	256	32,079
Lincoln National Corp. (Insurance)	155	3,993
Linde PLC (Chemicals)	493	187,872
Live Nation Entertainment, Inc.* (Entertainment)	145	13,211
LKQ Corp. (Distributors)	256	14,917
Lockheed Martin Corp. (Aerospace & Defense)	227	104,506
Loews Corp. (Insurance)	191	11,342
Lowe's Cos., Inc. (Specialty Retail)	601	135,646
LyondellBasell Industries N.V.—Class A (Chemicals)	256	23,508
M&T Bank Corp. (Banks)	167	20,668
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	622	14,318
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	427	49,788
MarketAxess Holdings, Inc. (Capital Markets)	38	9,934
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	261	47,914
Marsh & McLennan Cos., Inc. (Insurance)	498	93,663
Martin Marietta Materials, Inc. (Construction Materials)	62	28,625
Masco Corp. (Building Products)	227	13,025
Mastercard, Inc.—Class A (Financial Services)	843	331,552
Match Group, Inc.* (Interactive Media & Services)	281	11,760
McCormick & Co., Inc. (Food Products)	253	22,069
McDonald's Corp. (Hotels, Restaurants & Leisure)	736	219,631
McKesson Corp. (Health Care Providers & Services)	137	58,541
Medtronic PLC (Health Care Equipment & Supplies)	1,340	118,054
Merck & Co., Inc. (Pharmaceuticals)	2,557	295,052
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	2,229	639,678
MetLife, Inc. (Insurance)	648	36,631
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	22	28,856
MGM Resorts International (Hotels, Restaurants & Leisure)	304	13,352
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	552	49,454
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,103	69,610
Microsoft Corp. (Software)	7,492	2,551,325
Mid-America Apartment Communities, Inc. (Residential REITs)	118	17,919
Moderna, Inc.* (Biotechnology)	330	40,095
Mohawk Industries, Inc.* (Household Durables)	53	5,467
Molina Healthcare, Inc.* (Health Care Providers & Services)	59	17,773
Molson Coors Beverage Co.—Class B (Beverages)	189	12,444
Mondelez International, Inc.—Class A (Food Products)	1,372	100,074
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	45	24,310
Monster Beverage Corp.* (Beverages)	770	44,229
Moody's Corp. (Capital Markets)	159	55,287
Morgan Stanley (Capital Markets)	1,314	112,216
Motorola Solutions, Inc. (Communications Equipment)	169	49,564
MSCI, Inc. (Capital Markets)	81	38,012
Nasdaq, Inc. (Capital Markets)	341	16,999
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	216	16,502
Netflix, Inc.* (Entertainment)	448	197,341
Newell Brands, Inc. (Household Durables)	380	3,306
Newmont Corp. (Metals & Mining)	801	34,171
News Corp.—Class A (Media)	384	7,488
News Corp.—Class B (Media)	118	2,327
NextEra Energy, Inc. (Electric Utilities)	2,039	151,295
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,241	136,970
NiSource, Inc. (Multi-Utilities)	416	11,378
Nordson Corp. (Machinery)	54	13,402
Norfolk Southern Corp. (Ground Transportation)	229	51,928
Northern Trust Corp. (Capital Markets)	210	15,569
Northrop Grumman Corp. (Aerospace & Defense)	144	65,635
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	427	9,296
NRG Energy, Inc. (Electric Utilities)	232	8,674
Nucor Corp. (Metals & Mining)	253	41,487
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,492	1,054,167
NVR, Inc.* (Household Durables)	3	19,052
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	262	53,626
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	724	42,571
Old Dominion Freight Line, Inc. (Ground Transportation)	91	33,647
Omnicom Group, Inc. (Media)	201	19,125
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	435	41,142
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	451	27,836
Oracle Corp. (Software)	1,551	184,709

See accompanying notes to financial statements.

38 :: ProFund VP Bull :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
O'Reilly Automotive, Inc.* (Specialty Retail)	61	$58,273
Organon & Co. (Pharmaceuticals)	257	5,348
Otis Worldwide Corp. (Machinery)	416	37,028
PACCAR, Inc. (Machinery)	527	44,084
Packaging Corp. of America (Containers & Packaging)	91	12,027
Palo Alto Networks, Inc.*(a) (Software)	305	77,931
Paramount Global(a)—Class B (Media)	511	8,130
Parker-Hannifin Corp. (Machinery)	129	50,315
Paychex, Inc. (Professional Services)	323	36,134
Paycom Software, Inc. (Professional Services)	49	15,741
PayPal Holdings, Inc.* (Financial Services)	1,124	75,005
Pentair PLC (Machinery)	166	10,724
PepsiCo, Inc. (Beverages)	1,388	257,085
Pfizer, Inc. (Pharmaceuticals)	5,688	208,636
PG&E Corp.* (Electric Utilities)	1,629	28,149
Philip Morris International, Inc. (Tobacco)	1,564	152,677
Phillips 66 (Oil, Gas & Consumable Fuels)	462	44,066
Pinnacle West Capital Corp. (Electric Utilities)	114	9,286
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	236	48,894
Pool Corp. (Distributors)	39	14,611
PPG Industries, Inc. (Chemicals)	237	35,147
PPL Corp. (Electric Utilities)	743	19,660
Principal Financial Group, Inc. (Insurance)	227	17,216
Prologis, Inc. (Industrial REITs)	930	114,046
Prudential Financial, Inc. (Insurance)	368	32,465
PTC, Inc.* (Software)	107	15,226
Public Service Enterprise Group, Inc. (Multi-Utilities)	503	31,493
Public Storage (Specialized REITs)	159	46,409
PulteGroup, Inc. (Household Durables)	225	17,478
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	101	10,305
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,122	133,563
Quanta Services, Inc. (Construction & Engineering)	146	28,682
Quest Diagnostics, Inc. (Health Care Providers & Services)	113	15,883
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	41	5,055
Raymond James Financial, Inc. (Capital Markets)	192	19,924
Raytheon Technologies Corp. (Aerospace & Defense)	1,472	144,197
Realty Income Corp. (Retail REITs)	678	40,538
Regency Centers Corp. (Retail REITs)	155	9,574
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	109	78,321
Regions Financial Corp. (Banks)	945	16,840
Republic Services, Inc. (Commercial Services & Supplies)	207	31,706
ResMed, Inc. (Health Care Equipment & Supplies)	148	32,338
Revvity, Inc. (Life Sciences Tools & Services)	126	14,968
Robert Half International, Inc. (Professional Services)	109	8,199
Rockwell Automation, Inc. (Electrical Equipment)	116	38,216
Rollins, Inc. (Commercial Services & Supplies)	233	9,979
Roper Technologies, Inc. (Software)	107	51,446
Ross Stores, Inc. (Specialty Retail)	345	38,685
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	222	23,030
S&P Global, Inc. (Capital Markets)	330	132,295
Salesforce, Inc.* (Software)	986	208,302
SBA Communications Corp. (Specialized REITs)	109	25,262
Schlumberger N.V. (Energy Equipment & Services)	1,436	70,536
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	194	12,003
Sealed Air Corp. (Containers & Packaging)	145	5,800
Sempra Energy (Multi-Utilities)	317	46,151
ServiceNow, Inc.* (Software)	205	115,204
Simon Property Group, Inc. (Retail REITs)	329	37,993
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	160	17,710
Snap-on, Inc. (Machinery)	53	15,274
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	57	15,336
Southwest Airlines Co. (Passenger Airlines)	600	21,726
Stanley Black & Decker, Inc. (Machinery)	154	14,431
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,155	114,414
State Street Corp. (Capital Markets)	337	24,662
Steel Dynamics, Inc. (Metals & Mining)	162	17,647
STERIS PLC (Health Care Equipment & Supplies)	100	22,498
Stryker Corp. (Health Care Equipment & Supplies)	340	103,731
Synchrony Financial (Consumer Finance)	432	14,653
Synopsys, Inc.* (Software)	153	66,618
Sysco Corp. (Consumer Staples Distribution & Retail)	511	37,916
T. Rowe Price Group, Inc. (Capital Markets)	226	25,317
Take-Two Interactive Software, Inc.* (Entertainment)	160	23,546
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	234	10,015
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	228	17,351
Target Corp. (Consumer Staples Distribution & Retail)	465	61,334
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	318	44,571
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	47	19,322
Teleflex, Inc. (Health Care Equipment & Supplies)	47	11,375
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	156	17,367
Tesla, Inc.* (Automobile Components)	2,714	710,443
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	915	164,718
Textron, Inc. (Aerospace & Defense)	203	13,729
The AES Corp. (Independent Power and Renewable Electricity Producers)	674	13,972
The Allstate Corp. (Insurance)	265	28,896
The Bank of New York Mellon Corp. (Capital Markets)	724	32,232
The Boeing Co.* (Aerospace & Defense)	570	120,361

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Bull :: 39

Common Stocks, continued

	Shares	Value
The Charles Schwab Corp. (Capital Markets)	1,497	$84,850
The Cigna Group (Health Care Providers & Services)	298	83,619
The Clorox Co. (Household Products)	125	19,880
The Coca-Cola Co. (Beverages)	3,922	236,183
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	50	19,172
The Estee Lauder Cos., Inc. (Personal Care Products)	234	45,953
The Goldman Sachs Group, Inc. (Capital Markets)	335	108,051
The Hershey Co. (Food Products)	148	36,956
The Home Depot, Inc. (Specialty Retail)	1,020	316,853
The Interpublic Group of Cos., Inc. (Media)	389	15,008
The JM Smucker Co. (Food Products)	107	15,801
The Kraft Heinz Co. (Food Products)	804	28,542
The Kroger Co. (Consumer Staples Distribution & Retail)	658	30,926
The Mosaic Co. (Chemicals)	335	11,725
The PNC Financial Services Group, Inc. (Banks)	402	50,632
The Procter & Gamble Co. (Household Products)	2,375	360,383
The Progressive Corp. (Insurance)	590	78,098
The Sherwin-Williams Co. (Chemicals)	236	62,663
The Southern Co. (Electric Utilities)	1,099	77,205
The TJX Cos., Inc. (Specialty Retail)	1,160	98,356
The Travelers Cos., Inc. (Insurance)	233	40,463
The Walt Disney Co.* (Entertainment)	1,841	164,364
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,227	40,037
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	389	202,960
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	580	80,562
Tractor Supply Co. (Specialty Retail)	110	24,321
Trane Technologies PLC (Building Products)	230	43,990
TransDigm Group, Inc. (Aerospace & Defense)	53	47,391
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	250	13,235
Truist Financial Corp. (Banks)	1,342	40,730
Tyler Technologies, Inc.* (Software)	42	17,492
Tyson Foods, Inc.—Class A (Food Products)	288	14,700
U.S. Bancorp (Banks)	1,406	46,454
UDR, Inc. (Residential REITs)	312	13,404
Ulta Beauty, Inc.* (Specialty Retail)	50	23,530
Union Pacific Corp. (Ground Transportation)	614	125,636
United Airlines Holdings, Inc.* (Passenger Airlines)	330	18,107
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	730	130,852
United Rentals, Inc. (Trading Companies & Distributors)	69	30,731
UnitedHealth Group, Inc. (Health Care Providers & Services)	938	450,841
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	63	9,940
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	364	42,697
Ventas, Inc. (Health Care REITs)	403	19,050
VeriSign, Inc.* (IT Services)	91	20,563
Verisk Analytics, Inc. (Professional Services)	146	33,000
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,236	157,537
Vertex Pharmaceuticals, Inc.* (Biotechnology)	260	91,497
VF Corp. (Textiles, Apparel & Luxury Goods)	333	6,357
Viatris, Inc. (Pharmaceuticals)	1,208	12,056
VICI Properties, Inc. (Specialized REITs)	1,012	31,807
Visa, Inc.—Class A (Financial Services)	1,630	387,092
Vulcan Materials Co. (Construction Materials)	134	30,209
W.R. Berkley Corp. (Insurance)	202	12,031
W.W. Grainger, Inc. (Trading Companies & Distributors)	45	35,486
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	722	20,570
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,413	222,095
Warner Bros. Discovery, Inc.* (Entertainment)	2,234	28,014
Waste Management, Inc. (Commercial Services & Supplies)	373	64,686
Waters Corp.* (Life Sciences Tools & Services)	59	15,726
WEC Energy Group, Inc. (Multi-Utilities)	318	28,060
Wells Fargo & Co. (Banks)	3,781	161,373
Welltower, Inc. (Health Care REITs)	501	40,526
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	75	28,685
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	322	12,213
Westinghouse Air Brake Technologies Corp. (Machinery)	181	19,850
Westrock Co. (Containers & Packaging)	258	7,500
Weyerhaeuser Co. (Specialized REITs)	738	24,730
Whirlpool Corp. (Household Durables)	55	8,183
Willis Towers Watson PLC (Insurance)	107	25,199
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	104	10,983
Xcel Energy, Inc. (Electric Utilities)	555	34,504
Xylem, Inc. (Machinery)	241	27,141
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	282	39,071
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	52	15,383
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	210	30,576
Zions Bancorp NA(a) (Banks)	149	4,002
Zoetis, Inc. (Pharmaceuticals)	466	80,250
TOTAL COMMON STOCKS (Cost $10,183,638)		37,444,015

Repurchase Agreements(b)(c)  (27.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $14,651,013	$14,645,000	$14,645,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,645,000)		14,645,000

See accompanying notes to financial statements.

40 :: ProFund VP Bull :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Collateral for Securities Loaned(d)  (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(e)	98,937	$98,937
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $98,937)		98,937
TOTAL INVESTMENT SECURITIES (Cost $24,927,575)—97.9%		52,187,952
Net other assets (liabilities)—2.1%		1,133,727
NET ASSETS—100.0%		$53,321,679

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $97,335.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $1,415,000.

(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.

(e)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	12	9/18/23	$2,692,950	$93,066

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/27/23	5.67%	$8,891,859	$137,253
S&P 500	UBS AG	7/27/23	5.57%	4,294,617	53,596
				$13,186,476	$190,849

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Bull :: 41

ProFund VP Bull invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$623,395	1.2%
Air Freight & Logistics	218,306	0.4%
Automobile Components	863,794	1.6%
Banks	1,120,323	2.1%
Beverages	628,650	1.2%
Biotechnology	719,015	1.3%
Broadline Retail	1,207,036	2.2%
Building Products	165,685	0.3%
Capital Markets	991,151	1.9%
Chemicals	641,964	1.2%
Commercial Services & Supplies	189,020	0.4%
Communications Equipment	323,007	0.6%
Construction & Engineering	28,682	0.1%
Construction Materials	58,834	0.1%
Consumer Finance	191,020	0.4%
Consumer Staples Distribution & Retail	681,153	1.3%
Containers & Packaging	83,629	0.2%
Distributors	53,559	0.1%
Diversified REITs	7,161	NM
Diversified Telecommunication Services	272,425	0.5%
Electric Utilities	633,388	1.2%
Electrical Equipment	218,074	0.4%
Electronic Equipment, Instruments & Components	225,427	0.4%
Energy Equipment & Services	132,766	0.2%
Entertainment	521,237	1.0%
Financial Services	1,562,136	2.9%
Food Products	390,922	0.7%
Gas Utilities	16,986	NM
Ground Transportation	296,255	0.6%
Health Care Equipment & Supplies	1,082,940	2.0%
Health Care Providers & Services	1,082,340	2.0%
Health Care REITs	70,651	0.1%
Hotel & Resort REITs	12,067	NM
Hotels, Restaurants & Leisure	773,939	1.5%
Household Durables	139,716	0.3%
Household Products	516,265	1.0%
Independent Power and Renewable Electricity Producers	13,972	NM
Industrial Conglomerates	315,180	0.6%
Industrial REITs	114,046	0.2%
Insurance	773,106	1.4%
Interactive Media & Services	1,990,837	3.7%
IT Services	433,544	0.8%
Leisure Products	8,485	NM
Life Sciences Tools & Services	591,686	1.1%
Machinery	665,478	1.1%
Media	278,402	0.5%
Metals & Mining	151,064	0.3%
Multi-Utilities	272,578	0.5%
Office REITs	26,338	NM
Oil, Gas & Consumable Fuels	1,406,761	2.7%
Passenger Airlines	89,304	0.2%
Personal Care Products	45,953	0.1%
Pharmaceuticals	1,550,274	3.0%
Professional Services	320,153	0.6%
Real Estate Management & Development	25,262	NM
Residential REITs	128,228	0.3%
Retail REITs	100,430	0.2%
Semiconductors & Semiconductor Equipment	2,759,395	5.2%
Software	3,861,777	7.1%
Specialized REITs	413,269	0.9%
Specialty Retail	785,289	1.5%
Technology Hardware, Storage & Peripherals	2,979,040	5.6%
Textiles, Apparel & Luxury Goods	158,397	0.3%
Tobacco	234,172	0.4%
Trading Companies & Distributors	100,136	0.2%
Water Utilities	27,979	0.1%
Wireless Telecommunication Services	80,562	0.2%
Other**	15,877,664	29.8%
Total	$53,321,679	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

42 :: ProFund VP Communication Services†  :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks (99.1%)

	Shares	Value
Activision Blizzard, Inc.* (Entertainment)	3,189	$268,832
Alphabet, Inc.*—Class A (Interactive Media & Services)	5,748	688,036
Alphabet, Inc.*—Class C (Interactive Media & Services)	4,946	598,318
AT&T, Inc. (Diversified Telecommunication Services)	16,077	256,428
Charter Communications, Inc.*—Class A (Media)	641	235,484
Comcast Corp.—Class A (Media)	6,374	264,840
Electronic Arts, Inc. (Entertainment)	1,607	208,428
Fox Corp.—Class A (Media)	1,662	56,508
Fox Corp.—Class B (Media)	844	26,915
Live Nation Entertainment, Inc.* (Entertainment)	889	80,997
Match Group, Inc.* (Interactive Media & Services)	1,719	71,940
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	4,946	1,419,402
Netflix, Inc.* (Entertainment)	609	268,258
News Corp.—Class A (Media)	2,352	45,864
News Corp.—Class B (Media)	727	14,336
Omnicom Group, Inc. (Media)	1,230	117,035
Paramount Global(a)—Class B (Media)	3,130	49,798
Take-Two Interactive Software, Inc.* (Entertainment)	979	144,070
The Interpublic Group of Cos., Inc. (Media)	2,383	91,936
The Walt Disney Co.* (Entertainment)	2,789	249,002
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,952	271,133
Verizon Communications, Inc. (Diversified Telecommunication Services)	7,229	268,847
Warner Bros. Discovery, Inc.* (Entertainment)	13,679	171,535
TOTAL COMMON STOCKS (Cost $4,751,592)		5,867,942

Repurchase Agreements(b)  (2.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $158,065	$158,000	$158,000
TOTAL REPURCHASE AGREEMENTS (Cost $158,000)		158,000

Collateral for Securities Loaned(c)  (0.8%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(d)	45,144	$45,144
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $45,144)		45,144
TOTAL INVESTMENT SECURITIES (Cost $4,954,736)—102.6%		6,071,086
Net other assets (liabilities)—(2.6)%		(151,163)
NET ASSETS—100.0%		$5,919,923

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $43,530.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.

(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	7/24/23	5.67%	$56,909	$3,493

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Communication Services†  :: 43

ProFund VP Communication Services invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Diversified Telecommunication Services	$525,275	8.9%
Entertainment	1,391,122	23.5%
Interactive Media & Services	2,777,697	46.9%
Media	902,716	15.2%
Wireless Telecommunication Services	271,133	4.6%
Other**	51,980	0.9%
Total	$5,919,923	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

44 :: ProFund VP Consumer Discretionary†  :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks (96.2%)

	Shares	Value
Advance Auto Parts, Inc. (Specialty Retail)	393	$27,628
Amazon.com, Inc.* (Broadline Retail)	37,522	4,891,369
Aptiv PLC* (Automobile Components)	1,801	183,864
AutoZone, Inc.* (Specialty Retail)	123	306,683
Bath & Body Works, Inc. (Specialty Retail)	1,523	57,113
Best Buy Co., Inc. (Specialty Retail)	1,294	106,043
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	246	664,281
BorgWarner, Inc. (Automobile Components)	1,560	76,300
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,432	72,989
CarMax, Inc.* (Specialty Retail)	1,051	87,969
Carnival Corp.* (Hotels, Restaurants & Leisure)	6,688	125,935
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	183	391,437
D.R. Horton, Inc. (Household Durables)	2,067	251,533
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	805	134,499
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	235	79,193
eBay, Inc. (Broadline Retail)	3,560	159,096
Etsy, Inc.* (Broadline Retail)	820	69,380
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	948	103,702
Ford Motor Co. (Automobile Components)	26,171	395,967
Garmin, Ltd. (Household Durables)	1,018	106,167
General Motors Co. (Automobile Components)	9,258	356,988
Genuine Parts Co. (Distributors)	935	158,230
Hasbro, Inc. (Leisure Products)	866	56,091
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,763	256,605
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	2,187	126,846
Lennar Corp.—Class A (Household Durables)	1,689	211,649
LKQ Corp. (Distributors)	1,689	98,418
Lowe's Cos., Inc. (Specialty Retail)	3,971	896,255
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,718	315,555
McDonald's Corp. (Hotels, Restaurants & Leisure)	3,159	942,677
MGM Resorts International (Hotels, Restaurants & Leisure)	2,009	88,235
Mohawk Industries, Inc.* (Household Durables)	350	36,106
Newell Brands, Inc. (Household Durables)	2,506	21,802
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	8,205	905,585
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,823	61,457
NVR, Inc.* (Household Durables)	21	133,363
O'Reilly Automotive, Inc.* (Specialty Retail)	406	387,852
Pool Corp. (Distributors)	260	97,406
PulteGroup, Inc. (Household Durables)	1,486	115,432
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	273	33,661
Ross Stores, Inc. (Specialty Retail)	2,277	255,320
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,463	151,772
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,634	756,224
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,541	65,955
Tesla, Inc.* (Automobile Components)	15,786	4,132,302
The Home Depot, Inc. (Specialty Retail)	3,047	946,519
The TJX Cos., Inc. (Specialty Retail)	7,667	650,085
Tractor Supply Co. (Specialty Retail)	729	161,182
Ulta Beauty, Inc.* (Specialty Retail)	333	156,708
VF Corp. (Textiles, Apparel & Luxury Goods)	2,198	41,960
Whirlpool Corp. (Household Durables)	364	54,160
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	689	72,765
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,865	258,396
TOTAL COMMON STOCKS (Cost $13,901,584)		21,294,709

Repurchase Agreements(a)  (3.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $793,326	$793,000	$793,000
TOTAL REPURCHASE AGREEMENTS (Cost $793,000)		793,000
TOTAL INVESTMENT SECURITIES (Cost $14,694,584)—99.8%		22,087,709
Net other assets (liabilities)—0.2%		55,318
NET ASSETS—100.0%		$22,143,027

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.
*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Consumer Discretionary†  :: 45

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	7/24/23	5.67%	$770,812	$12,775

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Discretionary invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Automobile Components	$5,145,421	23.3%
Broadline Retail	5,119,845	23.1%
Distributors	354,054	1.6%
Hotels, Restaurants & Leisure	4,602,568	20.8%
Household Durables	930,212	4.2%
Leisure Products	56,091	0.3%
Specialty Retail	4,039,357	18.2%
Textiles, Apparel & Luxury Goods	1,047,161	4.7%
Other**	848,318	3.8%
Total	$22,143,027	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

46 :: ProFund VP Consumer Staples†  :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks (98.6%)

	Shares	Value
Altria Group, Inc. (Tobacco)	10,570	$478,821
Archer-Daniels-Midland Co. (Food Products)	3,225	243,681
Brown-Forman Corp.—Class B (Beverages)	1,083	72,323
Bunge, Ltd. (Food Products)	891	84,066
Campbell Soup Co. (Food Products)	1,188	54,303
Church & Dwight Co., Inc. (Household Products)	1,446	144,933
Colgate-Palmolive Co. (Household Products)	4,912	378,420
Conagra Brands, Inc. (Food Products)	2,824	95,225
Constellation Brands, Inc.—Class A (Beverages)	955	235,054
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,297	1,236,658
Dollar General Corp. (Consumer Staples Distribution & Retail)	1,297	220,205
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,231	176,649
General Mills, Inc. (Food Products)	3,478	266,763
Hormel Foods Corp. (Food Products)	1,715	68,977
Kellogg Co. (Food Products)	1,522	102,583
Keurig Dr Pepper, Inc. (Beverages)	4,987	155,943
Kimberly-Clark Corp. (Household Products)	1,998	275,844
Lamb Weston Holding, Inc. (Food Products)	863	99,202
McCormick & Co., Inc. (Food Products)	1,485	129,537
Molson Coors Beverage Co.—Class B (Beverages)	1,112	73,214
Mondelez International, Inc.—Class A (Food Products)	7,755	565,649
Monster Beverage Corp.* (Beverages)	4,525	259,916
PepsiCo, Inc. (Beverages)	7,136	1,321,730
Philip Morris International, Inc. (Tobacco)	6,111	596,556
Sysco Corp. (Consumer Staples Distribution & Retail)	3,000	222,600
Target Corp. (Consumer Staples Distribution & Retail)	2,733	360,483
The Clorox Co. (Household Products)	732	116,417
The Coca-Cola Co. (Beverages)	20,160	1,214,035
The Estee Lauder Cos., Inc. (Personal Care Products)	1,373	269,630
The Hershey Co. (Food Products)	872	217,738
The JM Smucker Co. (Food Products)	631	93,180
The Kraft Heinz Co. (Food Products)	4,724	167,702
The Kroger Co. (Consumer Staples Distribution & Retail)	3,867	181,749
The Procter & Gamble Co. (Household Products)	12,208	1,852,442
Tyson Foods, Inc.—Class A (Food Products)	1,691	86,309
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	4,240	120,798
Walmart, Inc. (Consumer Staples Distribution & Retail)	3,696	580,937
TOTAL COMMON STOCKS (Cost $7,640,060)		12,820,272

Repurchase Agreements(a)  (1.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $163,067	$163,000	$163,000
TOTAL REPURCHASE AGREEMENTS (Cost $163,000)		163,000
TOTAL INVESTMENT SECURITIES (Cost $7,803,060)—99.9%		12,983,272
Net other assets (liabilities)—0.1%		16,668
NET ASSETS—100.0%		$12,999,940

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.
*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	7/24/23	5.67%	$165,434	$1,320

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Consumer Staples†  :: 47

ProFund VP Consumer Staples invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Beverages	$3,332,215	25.6%
Consumer Staples Distribution & Retail	3,100,079	23.8%
Food Products	2,274,915	17.5%
Household Products	2,768,056	21.3%
Personal Care Products	269,630	2.1%
Tobacco	1,075,377	8.3%
Other**	179,668	1.4%
Total	$12,999,940	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

48 :: ProFund VP Dow 30 :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (98.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $320,131	$320,000	$320,000
TOTAL REPURCHASE AGREEMENTS (Cost $320,000)		320,000
TOTAL INVESTMENT SECURITIES (Cost $320,000)—98.6%		320,000
Net other assets (liabilities)—1.4%		4,572
NET ASSETS—100.0%		$324,572

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $192,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/27/23	5.67%	$267,186	$3,625
Dow Jones Industrial Average	UBS AG	7/27/23	5.22%	57,203	775
				$324,389	$4,400

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Emerging Markets :: 49

Common Stocks (90.6%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Broadline Retail)	32,330	$2,694,706
Ambev S.A.ADR (Beverages)	73,771	234,592
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	17,441	377,423
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	7,014	147,925
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	28,525	222,210
Baidu, Inc.*ADR (Interactive Media & Services)	4,743	649,364
Banco Bradesco S.A.ADR (Banks)	88,836	307,373
Banco de ChileADR (Banks)	3,632	76,127
Beigene, Ltd.*ADR (Biotechnology)	1,101	196,308
Bilibili, Inc.*ADR(a) (Entertainment)	4,047	61,110
Cemex S.A.B. de C.V.*ADR (Construction Materials)	25,316	179,237
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	21,295	176,110
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	6,357	237,053
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	878	73,146
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	2,033	128,303
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,072	340,501
Gerdau S.A.ADR (Metals & Mining)	18,181	94,905
Gold Fields, Ltd.ADR (Metals & Mining)	14,943	206,662
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	626	111,879
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	315	87,472
H World Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	2,345	90,939
HDFC Bank, Ltd.ADR (Banks)	23,052	1,606,725
ICICI Bank, Ltd.ADR (Banks)	43,240	997,979
Infosys, Ltd.ADR (IT Services)	60,373	970,194
Itau Unibanco Holding S.A.ADR (Banks)	81,042	478,147
JD.com, Inc.ADR (Broadline Retail)	20,555	701,542
KB Financial Group, Inc.ADR (Banks)	6,343	230,885
KE Holdings, Inc.*ADR (Real Estate Management & Development)	11,334	168,310
NetEase, Inc.ADR (Entertainment)	6,125	592,226
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	2,501	98,764
NIO, Inc.*ADR(a) (Automobiles)	23,753	230,167
PDD Holdings, Inc.*ADR (Broadline Retail)	9,093	628,690
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	31,117	430,348
POSCOADR(a) (Metals & Mining)	4,922	363,982
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	7,952	212,080
Sasol, Ltd.ADR (Chemicals)	9,760	120,829
Shinhan Financial Group Co., Ltd.ADR (Banks)	8,447	220,129
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	11,835	73,850
Sociedad Quimica y Minera de Chile S.A.ADR(a) (Chemicals)	2,389	173,489
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	12,844	118,422
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	43,979	4,438,360
Tencent Music Entertainment Group*ADR (Entertainment)	10,481	77,350
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	8,908	311,780
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	38,898	306,905
Vale S.A.ADR (Metals & Mining)	60,728	814,969
Vipshop Holdings, Ltd.*ADR (Broadline Retail)	5,523	91,130
Wipro, Ltd.ADR (IT Services)	24,781	116,966
Woori Financial Group, Inc.ADR (Banks)	3,612	97,343
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	6,957	174,482
TOTAL COMMON STOCKS (Cost $14,064,946)		21,539,388

Preferred Stock (2.0%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	38,412	475,156
TOTAL PREFERRED STOCK (Cost $169,515)		475,156

Repurchase Agreements(b)(c)  (3.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $753,309	$753,000	$753,000
TOTAL REPURCHASE AGREEMENTS (Cost $753,000)		753,000

Collateral for Securities Loaned(d)  (2.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(e)	568,025	$568,025
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $568,025)		568,025
TOTAL INVESTMENT SECURITIES (Cost $15,555,486)—98.2%		23,335,569
Net other assets (liabilities)—1.8%		427,726
NET ASSETS—100.0%		$23,763,295

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $563,013.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $277,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

50 :: ProFund VP Emerging Markets :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	7/27/23	5.67%	$1,363,148	$(7,650)
S&P Emerging 50 ADR Index (USD)	UBS AG	7/27/23	5.57%	356,342	(5,560)
				$1,719,490	$(13,210)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Air Freight & Logistics	$174,482	0.7%
Automobiles	230,167	1.0%
Banks	4,014,708	16.9%
Beverages	648,239	2.7%
Biotechnology	196,308	0.8%
Broadline Retail	4,116,068	17.3%
Chemicals	294,318	1.3%
Construction Materials	179,237	0.8%
Diversified Consumer Services	98,764	0.4%
Diversified Telecommunication Services	449,133	1.9%
Electric Utilities	176,110	0.7%
Entertainment	730,686	3.1%
Hotels, Restaurants & Leisure	402,719	1.7%
Interactive Media & Services	649,364	2.7%
IT Services	1,087,160	4.6%
Metals & Mining	1,702,293	7.2%
Oil, Gas & Consumable Fuels	905,504	3.8%
Paper & Forest Products	118,422	0.5%
Pharmaceuticals	128,303	0.5%
Real Estate Management & Development	168,310	0.7%
Semiconductors & Semiconductor Equipment	4,967,475	20.9%
Transportation Infrastructure	199,351	0.8%
Wireless Telecommunication Services	377,423	1.6%
Other**	1,748,751	7.4%
Total	$23,763,295	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2023:

	Value	% of Net Assets
Brazil	$3,130,022	13.2%
Chile	249,616	1.1%
China	6,138,178	25.8%
India	3,820,167	16.1%
Indonesia	212,080	0.9%
Ireland	628,690	2.6%
Mexico	1,169,658	4.9%
South Africa	549,266	2.3%
South Korea	912,339	3.8%
Taiwan	5,204,528	21.9%
Other**	1,748,751	7.4%
Total	$23,763,295	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Energy†  :: 51

Common Stocks (99.4%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	11,805	$403,377
Baker Hughes Co. (Energy Equipment & Services)	38,727	1,224,160
Chevron Corp. (Oil, Gas & Consumable Fuels)	59,445	9,353,671
ConocoPhillips (Oil, Gas & Consumable Fuels)	20,859	2,161,201
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	28,970	732,941
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	24,548	1,186,650
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	6,928	910,062
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	18,641	2,133,276
EQT Corp. (Oil, Gas & Consumable Fuels)	13,834	568,992
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	103,137	11,061,443
Halliburton Co. (Energy Equipment & Services)	34,513	1,138,584
Hess Corp. (Oil, Gas & Consumable Fuels)	10,571	1,437,127
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	75,448	1,299,215
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	23,626	543,871
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	16,231	1,892,535
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	27,485	1,616,118
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	17,117	1,056,461
Phillips 66 (Oil, Gas & Consumable Fuels)	17,553	1,674,205
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	8,941	1,852,396
Schlumberger N.V. (Energy Equipment & Services)	48,620	2,388,215
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	8,646	657,961
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	46,601	1,520,591
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	13,830	1,622,259
TOTAL COMMON STOCKS (Cost $19,407,428)		48,435,311

Repurchase Agreements(a)  (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $330,135	$330,000	$330,000
TOTAL REPURCHASE AGREEMENTS (Cost $330,000)		330,000
TOTAL INVESTMENT SECURITIES (Cost $19,737,428)—100.1%		48,765,311
Net other assets (liabilities)—(0.1)%		(45,941)
NET ASSETS—100.0%		$48,719,370

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	7/24/23	5.67%	$305,861	$15,463

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Energy invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Energy Equipment & Services	$4,750,959	9.8%
Oil, Gas & Consumable Fuels	43,684,352	89.6%
Other**	284,059	0.6%
Total	$48,719,370	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

52 :: ProFund VP Europe 30 :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks (99.5%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR(a) (Beverages)	9,839	$558,068
ArcelorMittal SANYS—Class A (Metals & Mining)	12,428	339,781
Argenx SE*ADR (Biotechnology)	863	336,337
Ascendis Pharma A/S*ADR(a) (Biotechnology)	2,417	215,717
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,381	1,000,880
AstraZeneca PLCADR (Pharmaceuticals)	8,631	617,720
Barclays PLCADR (Banks)	44,880	352,757
BioNTech SE*ADR (Biotechnology)	1,208	130,379
BP PLCADR (Oil, Gas & Consumable Fuels)	15,881	560,440
British American Tobacco PLCADR (Tobacco)	12,601	418,353
CRH PLCADR(a) (Construction Materials)	8,631	481,005
Diageo PLCADR(a) (Beverages)	2,934	508,990
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	15,708	458,831
GSK PLCADR (Pharmaceuticals)	8,976	319,905
HSBC Holdings PLCADR (Banks)	16,399	649,728
ING Groep N.V.ADR (Banks)	31,762	427,834
Koninklijke Philips N.V.*NYS (Health Care Equipment & Supplies)	19,851	430,568
National Grid PLCADR(a) (Multi-Utilities)	6,387	430,037
Nokia OyjADR (Communications Equipment)	72,154	300,161
Novo Nordisk A/SADR (Pharmaceuticals)	6,387	1,033,608
RELX PLCADR (Professional Services)	14,672	490,485
Rio Tinto PLCADR (Metals & Mining)	8,113	517,934
Ryanair Holdings PLC*ADR (Passenger Airlines)	4,143	458,216
SanofiADR (Pharmaceuticals)	6,387	344,259
SAP SEADR (Software)	5,179	708,539
Shell PLCADR (Oil, Gas & Consumable Fuels)	11,220	677,465
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	54,029	294,458
Tenaris S.A.ADR (Energy Equipment & Services)	9,149	274,013
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	11,220	646,721
Vodafone Group PLCADR (Wireless Telecommunication Services)	33,488	316,462
TOTAL COMMON STOCKS (Cost $8,708,848)		14,299,651

Collateral for Securities Loaned(b)  (14.9%)

Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(c)	2,136,013	2,136,013
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,136,013)		2,136,013
TOTAL INVESTMENT SECURITIES (Cost $10,844,861)—114.4%		16,435,664
Net other assets (liabilities)—(14.4)%		(2,069,980)
NET ASSETS—100.0%		$14,365,684

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $2,120,260.
(b)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

ProFund VP Europe 30 invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Banks	$1,430,319	10.0%
Beverages	1,067,058	7.4%
Biotechnology	682,433	4.7%
Communications Equipment	594,619	4.1%
Construction Materials	481,005	3.3%
Energy Equipment & Services	274,013	1.9%
Health Care Equipment & Supplies	430,568	3.0%
Metals & Mining	857,715	6.0%
Multi-Utilities	430,037	3.0%
Oil, Gas & Consumable Fuels	2,343,457	16.4%
Passenger Airlines	458,216	3.2%
Pharmaceuticals	2,315,492	16.1%
Professional Services	490,485	3.4%
Semiconductors & Semiconductor Equipment	1,000,880	7.0%
Software	708,539	4.9%
Tobacco	418,353	2.9%
Wireless Telecommunication Services	316,462	2.2%
Other**	66,033	0.5%
Total	$14,365,684	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2023:

	Value	% of Net Assets
Belgium	$558,068	3.9%
Denmark	1,249,325	8.7%
Finland	300,161	2.1%
France	990,980	6.9%
Germany	838,918	5.8%
Ireland	939,221	6.5%
Luxembourg	613,794	4.3%
Netherlands	2,195,619	15.3%
Norway	458,831	3.2%
Sweden	294,458	2.0%
United Kingdom	5,860,276	40.8%
Other**	66,033	0.5%
Total	$14,365,684	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Falling U.S. Dollar :: 53

Repurchase Agreements(a)(b)  (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $1,123,461	$1,123,000	$1,123,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,123,000)		1,123,000
TOTAL INVESTMENT SECURITIES (Cost $1,123,000)—100.7%		1,123,000
Net other assets (liabilities)—(0.7)%		(7,703)
NET ASSETS—100.0%		$1,115,297

(a)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $73,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of June 30, 2023, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	42,720	U.S. dollar	$53,336	7/14/23	$54,251	$915
Canadian dollar	69,425	U.S. dollar	51,847	7/14/23	52,424	577
Euro	230,164	U.S. dollar	247,315	7/14/23	251,318	4,003
Japanese yen	14,330,166	U.S. dollar	103,406	7/14/23	99,554	(3,852)
Swedish krona	305,776	U.S. dollar	28,285	7/14/23	28,381	96
Swiss franc	13,549	U.S. dollar	15,011	7/14/23	15,166	155
Total Long Contracts			$499,200		$501,094	$1,894

As of June 30, 2023, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	61,348	U.S. dollar	$76,704	7/14/23	$77,908	$1,204
Canadian dollar	63,554	U.S. dollar	47,520	7/14/23	47,991	471
Euro	356,653	U.S. dollar	383,846	7/14/23	389,432	5,586
Japanese yen	7,313,544	U.S. dollar	52,440	7/14/23	50,808	(1,632)
Swedish krona	194,879	U.S. dollar	18,036	7/14/23	18,088	52
Swiss franc	22,239	U.S. dollar	24,660	7/14/23	24,893	233
Total Long Contracts			$603,206		$609,120	$5,914
Total unrealized appreciation						$13,292
Total unrealized (depreciation)						(5,484)
Total net unrealized appreciation/(depreciation)						$7,808

See accompanying notes to financial statements.

54 :: ProFund VP Financials :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks (95.6%)

	Shares		Value
Aflac, Inc. (Insurance)	2,795		$195,091
American Express Co. (Consumer Finance)	3,022		526,433
American International Group, Inc. (Insurance)	3,680		211,747
Ameriprise Financial, Inc. (Capital Markets)	529		175,713
Aon PLC—Class A (Insurance)	1,038		358,318
Arch Capital Group, Ltd.* (Insurance)	1,893		141,691
Arthur J. Gallagher & Co. (Insurance)	1,089		239,112
Assurant, Inc. (Insurance)	271		34,070
Bank of America Corp. (Banks)	35,243		1,011,122
Berkshire Hathaway, Inc.*—Class B (Financial Services)	9,064		3,090,825
BlackRock, Inc. (Capital Markets)	761		525,958
Brown & Brown, Inc. (Insurance)	1,197		82,401
Capital One Financial Corp. (Consumer Finance)	1,941		212,287
Cboe Global Markets, Inc. (Capital Markets)	536		73,973
Chubb, Ltd. (Insurance)	2,105		405,338
Cincinnati Financial Corp. (Insurance)	799		77,759
Citigroup, Inc. (Banks)	9,896		455,612
Citizens Financial Group, Inc. (Banks)	2,461		64,183
CME Group, Inc. (Capital Markets)	1,828		338,710
Comerica, Inc. (Banks)	670		28,381
Discover Financial Services (Consumer Finance)	1,291		150,853
Everest Re Group, Ltd. (Insurance)	218		74,525
FactSet Research Systems, Inc. (Capital Markets)	194		77,726
Fidelity National Information Services, Inc. (Financial Services)	3,012		164,756
Fifth Third Bancorp (Banks)	3,462		90,739
First Horizon Corp. (Banks)	—	(a)	4
Fiserv, Inc.* (Financial Services)	3,138		395,859
FleetCor Technologies, Inc.* (Financial Services)	375		94,155
Franklin Resources, Inc.(b) (Capital Markets)	1,452		38,783
Global Payments, Inc. (Financial Services)	1,331		131,130
Globe Life, Inc. (Insurance)	451		49,439
Hartford Financial Services Group, Inc. (Insurance)	1,578		113,648
Huntington Bancshares, Inc. (Banks)	7,339		79,114
Intercontinental Exchange, Inc. (Capital Markets)	2,846		321,826
Invesco, Ltd. (Capital Markets)	2,330		39,167
Jack Henry & Associates, Inc. (Professional Services)	370		61,912
JPMorgan Chase & Co. (Banks)	14,854		2,160,366
KeyCorp (Banks)	4,754		43,927
Lincoln National Corp. (Insurance)	785		20,222
Loews Corp. (Insurance)	962		57,124
M&T Bank Corp. (Banks)	843		104,330
MarketAxess Holdings, Inc. (Capital Markets)	191		49,931
Marsh & McLennan Cos., Inc. (Insurance)	2,515		473,020
Mastercard, Inc.—Class A (Financial Services)	4,254		1,673,098
MetLife, Inc. (Insurance)	3,271		184,910
Moody's Corp. (Capital Markets)	802		278,871
Morgan Stanley (Capital Markets)	6,623		565,604
MSCI, Inc. (Capital Markets)	407		191,001
Nasdaq, Inc. (Capital Markets)	1,722		85,842
Northern Trust Corp. (Capital Markets)	1,059		78,514
PayPal Holdings, Inc.* (Financial Services)	5,671		378,426
Principal Financial Group, Inc. (Insurance)	1,147		86,988
Prudential Financial, Inc. (Insurance)	1,856		163,736
Raymond James Financial, Inc. (Capital Markets)	970		100,657
Regions Financial Corp. (Banks)	4,770		85,001
S&P Global, Inc. (Capital Markets)	1,667		668,283
State Street Corp. (Capital Markets)	1,700		124,406
Synchrony Financial (Consumer Finance)	2,179		73,912
T. Rowe Price Group, Inc. (Capital Markets)	1,142		127,927
The Allstate Corp. (Insurance)	1,336		145,677
The Bank of New York Mellon Corp. (Capital Markets)	3,651		162,543
The Charles Schwab Corp. (Capital Markets)	7,555		428,217
The Goldman Sachs Group, Inc. (Capital Markets)	1,690		545,093
The PNC Financial Services Group, Inc. (Banks)	2,029		255,553
The Progressive Corp. (Insurance)	2,975		393,801
The Travelers Cos., Inc. (Insurance)	1,174		203,877
Truist Financial Corp. (Banks)	6,771		205,500
U.S. Bancorp (Banks)	7,092		234,320
Visa, Inc.—Class A (Financial Services)	8,225		1,953,273
W.R. Berkley Corp. (Insurance)	1,021		60,811
Wells Fargo & Co. (Banks)	19,074		814,078
Willis Towers Watson PLC (Insurance)	541		127,406
Zions Bancorp NA(b) (Banks)	754		20,252
TOTAL COMMON STOCKS (Cost $7,055,862)			23,458,857

Repurchase Agreements(c)  (4.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $1,132,465	$1,132,000	$1,132,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,132,000)		1,132,000

Collateral for Securities Loaned(d)  (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(e)	60,987	$60,987
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $60,987)		60,987
TOTAL INVESTMENT SECURITIES (Cost $8,248,849)—100.4%		24,651,844
Net other assets (liabilities)—(0.4)%		(108,127)
NET ASSETS—100.0%		$24,543,717

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $58,982.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Financials :: 55

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	7/24/23	5.67%	$929,997	$8,841

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Banks	$5,652,482	23.0%
Capital Markets	4,998,745	20.4%
Consumer Finance	963,485	3.9%
Financial Services	7,881,522	32.1%
Insurance	3,900,711	15.9%
Professional Services	61,912	0.3%
Other**	1,084,860	4.4%
Total	$24,543,717	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

56 :: ProFund VP Government Money Market :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

U.S. Treasury Obligations (34.3%)

	Principal Amount	Value
U.S. Treasury Bills 4.17%+, 7/6/23	$2,000,000	$1,998,611
4.46%+, 7/13/23	2,000,000	1,996,784
4.92%+, 8/1/23	2,000,000	1,991,285
4.96%+, 8/3/23	2,000,000	1,990,678
5.03%+, 8/10/23	2,000,000	1,988,600
5.01%+, 8/17/23	2,000,000	1,986,736
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,952,694)		11,952,694

Repurchase Agreements(a)  (66.5%)

Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $23,205,524	23,196,000	23,196,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,196,000)		23,196,000
TOTAL INVESTMENT SECURITIES (Cost $35,148,694)—100.8%		35,148,694
Net other assets (liabilities)—(0.8)%		(278,749)
NET ASSETS—100.0%		$34,869,945

+	Reflects the effective yield or interest rate in effect at June 30, 2023.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Health Care :: 57

Common Stocks (99.5%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	13,244	$1,443,860
AbbVie, Inc. (Biotechnology)	13,436	1,810,231
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,252	270,803
Align Technology, Inc.* (Health Care Equipment & Supplies)	542	191,673
AmerisourceBergen Corp. (Health Care Providers & Services)	1,234	237,459
Amgen, Inc. (Biotechnology)	4,069	903,399
Baxter International, Inc. (Health Care Equipment & Supplies)	3,852	175,497
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,163	571,054
Biogen, Inc.* (Biotechnology)	1,102	313,905
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	163	61,797
Bio-Techne Corp. (Life Sciences Tools & Services)	1,199	97,874
Boston Scientific Corp.* (Health Care Equipment & Supplies)	10,949	592,231
Bristol-Myers Squibb Co. (Pharmaceuticals)	16,002	1,023,328
Cardinal Health, Inc. (Health Care Providers & Services)	1,939	183,371
Catalent, Inc.* (Pharmaceuticals)	1,373	59,533
Centene Corp.* (Health Care Providers & Services)	4,179	281,874
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	390	81,998
CVS Health Corp. (Health Care Providers & Services)	9,763	674,916
Danaher Corp. (Life Sciences Tools & Services)	5,058	1,213,919
DaVita, Inc.* (Health Care Providers & Services)	421	42,298
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,619	64,792
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,952	379,362
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	4,617	435,522
Elevance Health, Inc. (Health Care Providers & Services)	1,805	801,942
Eli Lilly & Co. (Pharmaceuticals)	6,000	2,813,881
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	2,977	241,851
Gilead Sciences, Inc. (Biotechnology)	9,499	732,088
HCA Healthcare, Inc. (Health Care Providers & Services)	1,571	476,767
Henry Schein, Inc.* (Health Care Providers & Services)	998	80,938
Hologic, Inc.* (Health Care Equipment & Supplies)	1,874	151,738
Humana, Inc. (Health Care Providers & Services)	952	425,668
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	632	317,409
Illumina, Inc.* (Life Sciences Tools & Services)	1,204	225,738
Incyte Corp.* (Biotechnology)	1,410	87,773
Insulet Corp.* (Health Care Equipment & Supplies)	531	153,109
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,669	912,637
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,413	317,600
Johnson & Johnson (Pharmaceuticals)	19,791	3,275,807
Laboratory Corp. of America Holdings (Health Care Providers & Services)	675	162,898
McKesson Corp. (Health Care Providers & Services)	1,033	441,411
Medtronic PLC (Health Care Equipment & Supplies)	10,132	892,629
Merck & Co., Inc. (Pharmaceuticals)	19,324	2,229,796
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	168	220,356
Moderna, Inc.* (Biotechnology)	2,497	303,386
Molina Healthcare, Inc.* (Health Care Providers & Services)	444	133,751
Organon & Co. (Pharmaceuticals)	1,942	40,413
Pfizer, Inc. (Pharmaceuticals)	42,993	1,576,983
Quest Diagnostics, Inc. (Health Care Providers & Services)	853	119,898
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	822	590,640
ResMed, Inc. (Health Care Equipment & Supplies)	1,119	244,502
Revvity, Inc. (Life Sciences Tools & Services)	955	113,444
STERIS PLC (Health Care Equipment & Supplies)	756	170,085
Stryker Corp. (Health Care Equipment & Supplies)	2,573	784,997
Teleflex, Inc. (Health Care Equipment & Supplies)	358	86,647
The Cigna Group (Health Care Providers & Services)	2,253	632,192
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	377	144,553
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,938	1,532,901
UnitedHealth Group, Inc. (Health Care Providers & Services)	7,090	3,407,737
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	479	75,572
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,961	690,096
Viatris, Inc. (Pharmaceuticals)	9,132	91,137
Waters Corp.* (Life Sciences Tools & Services)	450	119,943
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	565	216,096
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,588	231,213
Zoetis, Inc. (Pharmaceuticals)	3,519	606,007
TOTAL COMMON STOCKS (Cost $8,254,268)		37,984,925

See accompanying notes to financial statements.

58 :: ProFund VP Health Care :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Repurchase Agreements(a)  (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $180,074	$180,000	$180,000
TOTAL REPURCHASE AGREEMENTS (Cost $180,000)		180,000
TOTAL INVESTMENT SECURITIES (Cost $8,434,268)—100.0%		38,164,925
Net other assets (liabilities)—NM		12,894
NET ASSETS—100.0%		$38,177,819

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM	Not meaningful, amount is less than 0.05%

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	7/24/23	5.67%	$221,560	$37

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Biotechnology	$5,431,518	14.2%
Health Care Equipment & Supplies	8,185,361	21.4%
Health Care Providers & Services	8,178,692	21.4%
Life Sciences Tools & Services	4,472,469	11.7%
Pharmaceuticals	11,716,885	30.8%
Other**	192,894	0.5%
Total	$38,177,819	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Industrials :: 59

Common Stocks (96.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,549	$255,129
A.O. Smith Corp. (Building Products)	575	41,849
Alaska Air Group, Inc.* (Passenger Airlines)	591	31,429
Allegion PLC (Building Products)	406	48,728
American Airlines Group, Inc.* (Passenger Airlines)	3,017	54,125
AMETEK, Inc. (Electrical Equipment)	1,065	172,402
Automatic Data Processing, Inc. (Professional Services)	1,909	419,579
Axon Enterprise, Inc.* (Aerospace & Defense)	324	63,219
Broadridge Financial Solutions, Inc. (Professional Services)	545	90,268
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	538	50,760
Carrier Global Corp. (Building Products)	3,857	191,731
Caterpillar, Inc. (Machinery)	2,381	585,844
Ceridian HCM Holding, Inc.* (Professional Services)	716	47,951
Cintas Corp. (Commercial Services & Supplies)	399	198,335
Copart, Inc.* (Commercial Services & Supplies)	1,982	180,778
CSX Corp. (Ground Transportation)	9,394	320,335
Cummins, Inc. (Machinery)	654	160,335
Deere & Co. (Machinery)	1,246	504,866
Delta Air Lines, Inc.* (Passenger Airlines)	2,970	141,194
Dover Corp. (Machinery)	646	95,382
Eaton Corp. PLC (Electrical Equipment)	1,842	370,427
Emerson Electric Co. (Electrical Equipment)	2,641	238,720
Equifax, Inc. (Professional Services)	567	133,415
Expeditors International of Washington, Inc. (Air Freight & Logistics)	706	85,518
Fastenal Co. (Trading Companies & Distributors)	2,638	155,616
FedEx Corp. (Air Freight & Logistics)	1,068	264,757
Fortive Corp. (Machinery)	1,634	122,174
Generac Holdings, Inc.* (Electrical Equipment)	287	42,800
General Dynamics Corp. (Aerospace & Defense)	1,039	223,541
General Electric Co. (Industrial Conglomerates)	5,032	552,765
Honeywell International, Inc. (Industrial Conglomerates)	3,073	637,648
Howmet Aerospace, Inc. (Aerospace & Defense)	1,700	84,252
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	184	41,878
IDEX Corp. (Machinery)	349	75,126
Illinois Tool Works, Inc. (Machinery)	1,278	319,703
Ingersoll Rand, Inc. (Machinery)	1,869	122,158
J.B. Hunt Transport Services, Inc. (Ground Transportation)	383	69,334
Jacobs Solutions, Inc. (Professional Services)	586	69,670
Johnson Controls International PLC (Building Products)	3,170	216,004
L3Harris Technologies, Inc. (Aerospace & Defense)	875	171,299
Leidos Holdings, Inc. (Professional Services)	634	56,096
Lockheed Martin Corp. (Aerospace & Defense)	1,041	479,256
Masco Corp. (Building Products)	1,040	59,675
Nordson Corp. (Machinery)	249	61,797
Norfolk Southern Corp. (Ground Transportation)	1,052	238,552
Northrop Grumman Corp. (Aerospace & Defense)	660	300,828
Old Dominion Freight Line, Inc. (Ground Transportation)	415	153,446
Otis Worldwide Corp. (Machinery)	1,910	170,009
PACCAR, Inc. (Machinery)	2,415	202,015
Parker-Hannifin Corp. (Machinery)	593	231,294
Paychex, Inc. (Professional Services)	1,482	165,791
Paycom Software, Inc. (Professional Services)	225	72,279
Pentair PLC (Machinery)	762	49,225
Quanta Services, Inc. (Construction & Engineering)	671	131,818
Raytheon Technologies Corp. (Aerospace & Defense)	6,751	661,328
Republic Services, Inc. (Commercial Services & Supplies)	950	145,512
Robert Half International, Inc. (Professional Services)	498	37,460
Rockwell Automation, Inc. (Electrical Equipment)	531	174,938
Rollins, Inc. (Commercial Services & Supplies)	1,070	45,828
Snap-on, Inc. (Machinery)	245	70,607
Southwest Airlines Co. (Passenger Airlines)	2,750	99,578
Stanley Black & Decker, Inc. (Machinery)	708	66,347
Textron, Inc. (Aerospace & Defense)	932	63,031
The Boeing Co.* (Aerospace & Defense)	2,613	551,761
Trane Technologies PLC (Building Products)	1,054	201,588
TransDigm Group, Inc. (Aerospace & Defense)	241	215,495
Union Pacific Corp. (Ground Transportation)	2,817	576,415
United Airlines Holdings, Inc.* (Passenger Airlines)	1,515	83,128
United Parcel Service, Inc.—Class B(Air Freight & Logistics)	3,349	600,309
United Rentals, Inc. (Trading Companies & Distributors)	318	141,628
Verisk Analytics, Inc. (Professional Services)	669	151,214
W.W. Grainger, Inc. (Trading Companies & Distributors)	206	162,449
Waste Management, Inc. (Commercial Services & Supplies)	1,711	296,721
Westinghouse Air Brake Technologies Corp. (Machinery)	831	91,136
Xylem, Inc. (Machinery)	1,106	124,558
TOTAL COMMON STOCKS (Cost $7,313,200)		14,584,156

See accompanying notes to financial statements.

60 :: ProFund VP Industrials :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Repurchase Agreements(a)  (1.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $292,120	$292,000	$292,000
TOTAL REPURCHASE AGREEMENTS (Cost $292,000)		292,000
TOTAL INVESTMENT SECURITIES (Cost $7,605,200)—97.9%		14,876,156
Net other assets (liabilities)—2.1%		311,064
NET ASSETS—100.0%		$15,187,220

*	Non-income producing security.

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	7/24/23	5.67%	$595,183	$15,369

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$2,855,888	18.8%
Air Freight & Logistics	1,001,344	6.6%
Building Products	759,575	5.0%
Commercial Services & Supplies	867,174	5.7%
Construction & Engineering	131,818	0.9%
Electrical Equipment	999,287	6.6%
Ground Transportation	1,358,082	8.9%
Industrial Conglomerates	1,445,542	9.5%
Machinery	3,052,576	20.1%
Passenger Airlines	409,454	2.7%
Professional Services	1,243,723	8.2%
Trading Companies & Distributors	459,693	3.0%
Other**	603,064	4.0%
Total	$15,187,220	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP International :: 61

Repurchase Agreements(a)(b)  (97.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $11,560,745	$11,556,000	$11,556,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,556,000)		11,556,000
TOTAL INVESTMENT SECURITIES (Cost $11,556,000)—97.1%		11,556,000
Net other assets (liabilities)—2.9%		342,441
NET ASSETS—100.0%		$11,898,441

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $1,666,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	7/27/23	5.57%	$6,848,392	$63,694
MSCI EAFE Index	UBS AG	7/27/23	5.87%	5,041,281	48,458
				$11,889,673	$112,152

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

62 :: ProFund VP Internet :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks (97.5%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,688	$344,494
Akamai Technologies, Inc.* (IT Services)	1,997	179,470
Alphabet, Inc.*—Class A (Interactive Media & Services)	4,630	554,211
Alphabet, Inc.*—Class C (Interactive Media & Services)	3,982	481,703
Amazon.com, Inc.* (Broad line Retail)	7,922	1,032,712
Arista Networks, Inc.* (Communications Equipment)	1,834	297,218
Atlassian Corp.*—Class A (Software)	1,410	236,612
Box, Inc.*—Class A (Software)	3,855	113,260
Ciena Corp.* (Communications Equipment)	3,057	129,892
Cisco Systems, Inc. (Communications Equipment)	10,772	557,343
Cloudflare, Inc.*—Class A (IT Services)	3,297	215,525
CommScope Holding Co., Inc.* (Communications Equipment)	13,641	76,799
Confluent, Inc.*—Class A (Software)	3,845	135,767
Datadog, Inc.*—Class A (Software)	2,470	242,999
DocuSign, Inc.* (Software)	2,975	151,993
DoorDash, Inc.*—Class A (Hotels,Restaurants & Leisure)	2,974	227,273
Dropbox, Inc.*—Class A (Software)	5,616	149,779
eBay, Inc. (Broadline Retail)	5,181	231,539
Etsy, Inc.* (Broadline Retail)	1,884	159,405
Expedia Group, Inc.* (Hotels, Restaurants &Leisure)	1,774	194,058
Fastly, Inc.*—Class A (IT Services)	5,060	79,796
GoDaddy, Inc.*—Class A (IT Services)	2,309	173,475
Juniper Networks, Inc. (Communications Equipment)	5,225	163,699
Match Group, Inc.* (Interactive Media & Services)	4,223	176,733
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	2,882	827,075
Netflix, Inc.* (Entertainment)	1,263	556,339
Nutanix, Inc.*—Class A (Software)	4,631	129,900
Okta, Inc.* (IT Services)	2,325	161,239
Opendoor Technologies, Inc.* (Real Estate Management & Development)	29,911	120,242
PayPal Holdings, Inc.* (Financial Services)	5,751	383,764
Pinterest, Inc.*—Class A (Interactive Media & Services)	7,695	210,381
Salesforce, Inc.* (Software)	2,592	547,585
Smartsheet, Inc.*—Class A (Software)	2,711	103,723
Snap, Inc.*—Class A (Interactive Media & Services)	15,758	186,575
Snowflake, Inc.*—Class A (IT Services)	1,867	328,555
Teladoc Health, Inc.* (Health Care Technology)	4,397	111,332
Veeva Systems, Inc.*—Class A (Health Care Technology)	1,312	259,422
Workday, Inc.*—Class A (Software)	1,450	327,540
Zillow Group, Inc.*—Class A (Real Estate Management & Development)	908	44,674
Zillow Group, Inc.*—Class C (Real Estate Management & Development)	2,546	127,962
Zoom Video Communications, Inc.*—Class A(Software)	2,836	192,508
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	5,197	131,952
TOTAL COMMON STOCKS (Cost $5,968,577)		11,056,523

Repurchase Agreements(a)  (3.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $430,177	$430,000	$430,000
TOTAL REPURCHASE AGREEMENTS (Cost $430,000)		430,000
TOTAL INVESTMENT SECURITIES (Cost $6,398,577)—101.3%		11,486,523
Net other assets (liabilities)—(1.3)%		(144,054)
NET ASSETS—100.0%		$11,342,469

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	7/24/23	5.67%	$283,186	$7,026

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Internet :: 63

ProFund VP Internet invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Broadline Retail	$1,423,656	12.5%
Communications Equipment	1,224,951	10.8%
Entertainment	556,339	4.9%
Financial Services	383,764	3.4%
Health Care Technology	370,754	3.3%
Hotels, Restaurants & Leisure	765,825	6.8%
Interactive Media & Services	2,568,630	22.7%
IT Services	1,138,060	10.0%
Real Estate Management & Development	292,878	2.6%
Software	2,331,666	20.5%
Other**	285,946	2.5%
Total	$11,342,469	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

64 :: ProFund VP Japan :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Repurchase Agreements(a)  (94.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $11,490,716	$11,486,000	$11,486,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,486,000)		11,486,000
TOTAL INVESTMENT SECURITIES (Cost $11,486,000)—94.1%		11,486,000
Net other assets (liabilities)—5.9%		714,673
NET ASSETS—100.0%		$12,200,673

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	72	9/8/23	$12,060,000	$509,039

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	7/27/23	5.52%	$106,753	$1,417

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Growth :: 65

Common Stocks (99.6%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	1,152	$125,591
AbbVie, Inc. (Biotechnology)	2,248	302,872
Accenture PLC—Class A (IT Services)	393	121,272
Activision Blizzard, Inc.* (Entertainment)	537	45,269
Adobe, Inc.* (Software)	275	134,472
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,108	126,212
Agilent Technologies, Inc. (Life Sciences Tools & Services)	226	27,177
Air Products and Chemicals, Inc. (Chemicals)	283	84,767
Albemarle Corp. (Chemicals)	150	33,464
Alphabet, Inc.*—Class A (Interactive Media & Services)	7,568	905,889
Alphabet, Inc.*—Class C (Interactive Media & Services)	6,510	787,515
Altria Group, Inc. (Tobacco)	1,181	53,499
Amazon.com, Inc.* (Broadline Retail)	5,230	681,783
American Express Co. (Consumer Finance)	372	64,802
American Tower Corp. (Specialized REITs)	314	60,898
Ameriprise Financial, Inc. (Capital Markets)	134	44,509
AMETEK, Inc. (Electrical Equipment)	148	23,958
Amgen, Inc. (Biotechnology)	682	151,417
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	758	64,392
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	303	59,027
Aon PLC—Class A (Insurance)	172	59,374
APA Corp. (Oil, Gas & Consumable Fuels)	392	13,395
Apple, Inc. (Technology Hardware,Storage & Peripherals)	18,835	3,653,425
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,076	155,525
Arch Capital Group, Ltd.* (Insurance)	475	35,554
Archer-Daniels-Midland Co. (Food Products)	339	25,615
Arista Networks, Inc.* (Communications Equipment)	318	51,535
Arthur J. Gallagher & Co. (Insurance)	174	38,205
Atmos Energy Corp. (Gas Utilities)	112	13,030
Autodesk, Inc.* (Software)	150	30,692
Automatic Data Processing, Inc. (Professional Services)	527	115,828
AutoZone, Inc.* (Specialty Retail)	24	59,841
Axon Enterprise, Inc.* (Aerospace & Defense)	89	17,366
Biogen, Inc.* (Biotechnology)	87	24,782
Bio-Techne Corp. (Life Sciences Tools & Services)	97	7,918
Boston Scientific Corp.* (Health Care Equipment & Supplies)	971	52,521
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,676	171,130
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	318	275,843
Broadridge Financial Solutions, Inc. (Professional Services)	72	11,925
Brown & Brown, Inc. (Insurance)	176	12,116
Brown-Forman Corp.—Class B (Beverages)	128	8,548
Bunge, Ltd. (Food Products)	78	7,359
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	79	7,454
Cadence Design Systems, Inc.* (Software)	348	81,613
Campbell Soup Co. (Food Products)	150	6,857
Caterpillar, Inc. (Machinery)	393	96,698
Cboe Global Markets, Inc. (Capital Markets)	89	12,283
CDW Corp. (Electronic Equipment,Instruments & Components)	109	20,002
CF Industries Holdings, Inc. (Chemicals)	248	17,216
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,221	349,473
Chipotle Mexican Grill, Inc.* (Hotels,Restaurants & Leisure)	36	77,004
Chubb, Ltd. (Insurance)	300	57,768
Cintas Corp. (Commercial Services & Supplies)	65	32,310
Colgate-Palmolive Co. (Household Products)	580	44,683
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,541	159,663
Constellation Brands, Inc.—Class A(Beverages)	115	28,305
Copart, Inc.* (Commercial Services & Supplies)	547	49,892
Corteva, Inc. (Chemicals)	624	35,755
CoStar Group, Inc.* (Professional Services)	521	46,369
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	373	200,815
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	963	24,364
CSX Corp. (Ground Transportation)	1,242	42,352
Cummins, Inc. (Machinery)	92	22,555
D.R. Horton, Inc. (Household Durables)	198	24,095
Danaher Corp. (Life Sciences Tools & Services)	846	203,040
Deere & Co. (Machinery)	343	138,981
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	817	39,494
Dexcom, Inc.* (Health Care Equipment & Supplies)	493	63,355
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	230	30,213
Discover Financial Services (Consumer Finance)	187	21,851
Dollar General Corp. (Consumer Staples Distribution & Retail)	279	47,369
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	265	38,028
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	22	7,414
Electronic Arts, Inc. (Entertainment)	225	29,183
Elevance Health, Inc. (Health Care Providers & Services)	302	134,176
Eli Lilly & Co. (Pharmaceuticals)	1,004	470,855
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	174	29,142
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	745	85,258
EPAM Systems, Inc.* (IT Services)	51	11,462
EQT Corp. (Oil, Gas & Consumable Fuels)	459	18,879
Equifax, Inc. (Professional Services)	76	17,883
Etsy, Inc.* (Broadline Retail)	90	7,615
Everest Re Group, Ltd. (Insurance)	32	10,940
Expeditors International of Washington, Inc. (Air Freight & Logistics)	195	23,620

See accompanying notes to financial statements.

66 :: ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares		Value
Extra Space Storage, Inc. (Specialized REITs)	86		$12,801
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,150		552,337
FactSet Research Systems, Inc. (Capital Markets)	29		11,619
Fair Isaac Corp.* (Software)	32		25,895
Fastenal Co. (Trading Companies & Distributors)	355		20,941
First Horizon Corp. (Banks)	—	(a)	—	(b)
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	126		23,951
Fiserv, Inc.* (Financial Services)	542		68,373
FleetCor Technologies, Inc.* (Financial Services)	50		12,554
FMC Corp. (Chemicals)	159		16,590
Fortinet, Inc.* (Software)	829		62,664
Freeport-McMoRan, Inc. (Metals & Mining)	1,825		72,999
Gartner, Inc.* (IT Services)	100		35,031
Gen Digital, Inc. (Software)	382		7,086
General Dynamics Corp. (Aerospace &Defense)	152		32,703
General Mills, Inc. (Food Products)	509		39,040
Genuine Parts Co. (Distributors)	128		21,662
Gilead Sciences, Inc. (Biotechnology)	1,588		122,387
Globe Life, Inc. (Insurance)	79		8,660
HCA Health Care, Inc. (Health Care Providers & Services)	141		42,791
Hess Corp. (Oil, Gas & Consumable Fuels)	352		47,854
Hilton Worldwide Holdings, Inc. (Hotels,Restaurants & Leisure)	162		23,579
Hologic, Inc.* (Health Care Equipment & Supplies)	313		25,344
Hormel Foods Corp. (Food Products)	264		10,618
Humana, Inc. (Health Care Providers & Services)	101		45,160
IDEX Corp. (Machinery)	55		11,839
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	52		26,116
Illinois Tool Works, Inc. (Machinery)	179		44,779
Incyte Corp.* (Biotechnology)	235		14,629
Insulet Corp.* (Health Care Equipment & Supplies)	88		25,374
Intuit, Inc. (Software)	190		87,056
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	220		75,227
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	113		25,399
Iron Mountain, Inc. (Specialized REITs)	234		13,296
J.B. Hunt Transport Services, Inc. (Ground Transportation)	107		19,370
Jack Henry & Associates, Inc. (Professional Services)	93		15,562
Johnson & Johnson (Pharmaceuticals)	2,053		339,813
Kellogg Co. (Food Products)	179		12,065
Keurig Dr Pepper, Inc. (Beverages)	534		16,698
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	123		20,596
Kimberly-Clark Corp. (Household Products)	207		28,578
KLA Corp. (Semiconductors & Semiconductor Equipment)	174		84,393
L3Harris Technologies, Inc. (Aerospace & Defense)	121		23,688
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	171		109,929
Lamb Weston Holding, Inc. (Food Products)	185		21,266
Leidos Holdings, Inc. (Professional Services)	113		9,998
Linde PLC (Chemicals)	380		144,811
Lockheed Martin Corp. (Aerospace & Defense)	204		93,918
Lowe's Cos., Inc. (Specialty Retail)	524		118,267
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	786		18,094
Marathon Petroleum Corp. (Oil, Gas &Consumable Fuels)	259		30,199
MarketAxess Holdings, Inc. (Capital Markets)	24		6,274
Marriott International, Inc.—Class A (Hotels,Restaurants & Leisure)	167		30,735
Marsh & McLennan Cos., Inc. (Insurance)	403		75,796
Masco Corp. (Building Products)	203		11,648
Mastercard, Inc.—Class A (Financial Services)	1,065		418,865
McCormick & Co., Inc. (Food Products)	162		14,131
McDonald's Corp. (Hotels, Restaurants & Leisure)	576		171,885
McKesson Corp. (Health Care Providers & Services)	79		33,757
Merck & Co., Inc. (Pharmaceuticals)	3,233		373,056
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	17		22,298
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	341		30,550
Microsoft Corp. (Software)	5,494		1,870,926
Moderna, Inc.* (Biotechnology)	417		50,666
Molina Health Care, Inc.* (Health Care Providers & Services)	74		22,292
Mondelez International, Inc.—Class A(Food Products)	937		68,344
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	58		31,333
Monster Beverage Corp.* (Beverages)	973		55,889
Moody's Corp. (Capital Markets)	95		33,033
Motorola Solutions, Inc. (Communications Equipment)	117		34,314
MSCI, Inc. (Capital Markets)	58		27,219
Nasdaq, Inc. (Capital Markets)	275		13,709
Northrop Grumman Corp. (Aerospace & Defense)	130		59,254
NRG Energy, Inc. (Electric Utilities)	137		5,122
Nucor Corp. (Metals & Mining)	321		52,638
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,151		1,332,937
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	196		40,117
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	915		53,802
Old Dominion Freight Line, Inc. (Ground Transportation)	114		42,152
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	550		52,019

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Growth :: 67

Common Stocks, continued

	Shares	Value
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	569	$35,119
Oracle Corp. (Software)	1,158	137,906
O'Reilly Automotive, Inc.* (Specialty Retail)	78	74,513
Palo Alto Networks, Inc.*(c) (Software)	386	98,627
Paychex, Inc. (Professional Services)	234	26,178
Paycom Software, Inc. (Professional Services)	62	19,917
PepsiCo, Inc. (Beverages)	1,754	324,876
Pfizer, Inc. (Pharmaceuticals)	7,192	263,803
PG&E Corp.* (Electric Utilities)	2,058	35,563
Philip Morris International, Inc. (Tobacco)	1,067	104,161
Pioneer Natural Resources Co. (Oil, Gas &Consumable Fuels)	298	61,740
Pool Corp. (Distributors)	32	11,988
Principal Financial Group, Inc. (Insurance)	175	13,272
PTC, Inc.* (Software)	136	19,353
Public Storage (Specialized REITs)	125	36,485
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,418	168,799
Quanta Services, Inc. (Construction & Engineering)	185	36,343
Quest Diagnostics, Inc. (Health Care Providers & Services)	95	13,353
Raymond James Financial, Inc. (Capital Markets)	242	25,112
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	138	99,159
Republic Services, Inc. (Commercial Services & Supplies)	143	21,903
ResMed, Inc. (Health Care Equipment & Supplies)	101	22,069
Rollins, Inc. (Commercial Services & Supplies)	293	12,549
SBA Communications Corp. (Specialized REITs)	78	18,077
Schlumberger N.V. (Energy Equipment & Services)	962	47,253
Sempra Energy (Multi-Utilities)	240	34,941
ServiceNow, Inc.* (Software)	260	146,112
Snap-on, Inc. (Machinery)	39	11,239
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	72	19,372
Starbucks Corp. (Hotels, Restaurants & Leisure)	745	73,800
Steel Dynamics, Inc. (Metals & Mining)	205	22,331
Synopsys, Inc.* (Software)	195	84,905
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	287	21,841
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	97	10,799
Tesla, Inc.* (Automobile Components)	3,431	898,132
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	728	131,055
The AES Corp. (Independent Power and Renewable Electricity Producers)	501	10,386
The Charles Schwab Corp. (Capital Markets)	1,116	63,255
The Cigna Group (Health Care Providers & Services)	185	51,911
The Clorox Co. (Household Products)	71	11,292
The Coca-Cola Co. (Beverages)	3,223	194,089
The Hershey Co. (Food Products)	187	46,694
The Home Depot, Inc. (Specialty Retail)	684	212,477
The Mosaic Co. (Chemicals)	421	14,735
The Procter & Gamble Co. (Household Products)	1,651	250,523
The Progressive Corp. (Insurance)	746	98,748
The TJX Cos., Inc. (Specialty Retail)	939	79,618
The Travelers Cos., Inc. (Insurance)	159	27,612
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,550	50,577
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	491	256,178
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	499	69,311
Tractor Supply Co. (Specialty Retail)	139	30,733
TransDigm Group, Inc. (Aerospace & Defense)	32	28,613
Tyler Technologies, Inc.* (Software)	25	10,412
Ulta Beauty, Inc.* (Specialty Retail)	64	30,118
Union Pacific Corp. (Ground Transportation)	389	79,597
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,186	570,039
VeriSign, Inc.* (IT Services)	57	12,880
Verisk Analytics, Inc. (Professional Services)	85	19,213
Vertex Pharmaceuticals, Inc.* (Biotechnology)	327	115,075
VICI Properties, Inc. (Specialized REITs)	728	22,881
Visa, Inc.—Class A (Financial Services)	2,060	489,209
Vulcan Materials Co. (Construction Materials)	100	22,544
W.R. Berkley Corp. (Insurance)	255	15,188
W.W. Grainger, Inc. (Trading Companies & Distributors)	57	44,950
Waste Management, Inc. (Commercial Services & Supplies)	278	48,211
Waters Corp.* (Life Sciences Tools & Services)	75	19,991
WEC Energy Group, Inc. (Multi-Utilities)	209	18,442
Weyerhaeuser Co. (Specialized REITs)	530	17,760
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	228	31,589
TOTAL COMMON STOCKS (Cost $15,289,491)		25,662,452

Repurchase Agreements(d)  (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $144,059	$144,000	$144,000
TOTAL REPURCHASE AGREEMENTS (Cost $144,000)		144,000

Collateral for Securities Loaned(e)  (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(f)	91,509	$91,509
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $91,509)		91,509
TOTAL INVESTMENT SECURITIES (Cost $15,525,000)—100.6%		25,897,961
Net other assets (liabilities)—(0.6)%		(136,900)
NET ASSETS—100.0%		$25,761,061

*	Non-income producing security.

See accompanying notes to financial statements.

68 :: ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

(a)	Number of shares is less than 0.50
(b)	Amount is less than $0.50.
(c)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $90,451.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.
(f)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.

REIT	Real Estate Investment Trust

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2023:

	Value		% of Net Assets
Aerospace & Defense	$255,542		1.0%
Air Freight & Logistics	31,074		0.1%
Automobile Components	898,132		3.5%
Banks	—	^	NM
Beverages	628,405		2.4%
Biotechnology	880,987		3.4%
Broadline Retail	689,398		2.7%
Building Products	11,648		NM
Capital Markets	237,013		0.9%
Chemicals	347,338		1.3%
Commercial Services & Supplies	164,865		0.6%
Communications Equipment	85,849		0.3%
Construction & Engineering	36,343		0.1%
Construction Materials	22,544		0.1%
Consumer Finance	86,653		0.3%
Consumer Staples Distribution & Retail	286,212		1.1%
Distributors	33,650		0.1%
Electric Utilities	40,685		0.2%
Electrical Equipment	23,958		0.1%
Electronic Equipment, Instruments & Components	104,990		0.4%
Energy Equipment & Services	47,253		0.2%
Entertainment	74,452		0.3%
Financial Services	989,001		3.8%
Food Products	251,989		1.0%
Gas Utilities	13,030		0.1%
Ground Transportation	183,471		0.7%
Health Care Equipment & Supplies	415,597		1.6%
Health Care Providers & Services	913,479		3.5%
Hotels, Restaurants & Leisure	416,006		1.6%
Household Durables	24,095		0.1%
Household Products	335,076		1.3%
Independent Power and Renewable Electricity Producers	10,386		NM
Insurance	453,233		1.8%
Interactive Media & Services	1,693,404		6.6%
IT Services	180,645		0.7%
Life Sciences Tools & Services	562,001		2.2%
Machinery	326,091		1.3%
Metals & Mining	147,968		0.6%
Multi-Utilities	53,383		0.2%
Oil, Gas & Consumable Fuels	1,592,302		6.2%
Pharmaceuticals	1,618,657		6.3%
Professional Services	282,873		1.1%
Semiconductors & Semiconductor Equipment	2,681,003		10.4%
Software	2,797,719		10.9%
Specialized REITs	182,198		0.7%
Specialty Retail	605,567		2.4%
Technology Hardware, Storage & Peripherals	3,653,425		14.2%
Tobacco	157,660		0.6%
Trading Companies & Distributors	65,891		0.3%
Wireless Telecommunication Services	69,311		0.3%
Other**	98,609		0.4%
Total	$25,761,061		100.0%

^	Amount is less than $0.50

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 69

Common Stocks (99.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	557	$55,750
A.O. Smith Corp. (Building Products)	125	9,098
Abbott Laboratories (Health Care Equipment &Supplies)	843	91,904
Accenture PLC—Class A (IT Services)	325	100,289
Activision Blizzard, Inc.* (Entertainment)	296	24,953
Adobe, Inc.* (Software)	245	119,803
Advance Auto Parts, Inc. (Specialty Retail)	60	4,218
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	748	85,205
Aflac, Inc. (Insurance)	554	38,670
Agilent Technologies, Inc. (Life Sciences Tools & Services)	120	14,430
Akamai Technologies, Inc.* (IT Services)	154	13,840
Alaska Air Group, Inc.* (Passenger Airlines)	127	6,754
Alexandria Real Estate Equities, Inc. (Office REITs)	160	18,158
Align Technology, Inc.* (Health Care Equipment & Supplies)	72	25,462
Allegion PLC (Building Products)	89	10,682
Alliant Energy Corp. (Electric Utilities)	252	13,225
Altria Group, Inc. (Tobacco)	863	39,094
Amazon.com, Inc.* (Broad line Retail)	4,869	634,724
Amcor PLC (Containers & Packaging)	1,482	14,790
Ameren Corp. (Multi-Utilities)	265	21,643
American Airlines Group, Inc.* (Passenger Airlines)	655	11,751
American Electric Power Co., Inc. (Electric Utilities)	519	43,700
American Express Co. (Consumer Finance)	305	53,130
American International Group, Inc. (Insurance)	730	42,005
American Tower Corp. (Specialized REITs)	222	43,055
American Water Works Co., Inc. (Water Utilities)	197	28,122
AmerisourceBergen Corp. (Health Care Providers & Services)	164	31,559
AMETEK, Inc. (Electrical Equipment)	117	18,940
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	272	52,988
ANSYS, Inc.* (Software)	88	29,064
Aon PLC—Class A (Insurance)	70	24,164
Aptiv PLC* (Automobile Components)	273	27,871
Archer-Daniels-Midland Co. (Food Products)	281	21,232
Arthur J. Gallagher & Co. (Insurance)	78	17,126
Assurant, Inc. (Insurance)	54	6,789
AT&T, Inc. (Diversified Telecommunication Services)	7,216	115,095
Atmos Energy Corp. (Gas Utilities)	57	6,631
Autodesk, Inc.* (Software)	98	20,052
AvalonBay Communities, Inc. (Residential REITs)	144	27,254
Avery Dennison Corp. (Containers & Packaging)	81	13,916
Baker Hughes Co. (Energy Equipment & Services)	1,019	32,211
Ball Corp. (Containers & Packaging)	316	18,394
Bank of America Corp. (Banks)	6,997	200,744
Bath & Body Works, Inc. (Specialty Retail)	229	8,588
Baxter International, Inc. (Health Care Equipment & Supplies)	509	23,190
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	287	75,771
Berkshire Hathaway, Inc.*—Class B(Financial Services)	1,800	613,800
Best Buy Co., Inc. (Specialty Retail)	196	16,062
Biogen, Inc.* (Biotechnology)	78	22,218
Bio-Rad Laboratories, Inc.*—Class A(Life Sciences Tools & Services)	22	8,341
Bio-Techne Corp. (Life Sciences Tools & Services)	82	6,694
BlackRock, Inc. (Capital Markets)	152	105,053
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	37	99,911
BorgWarner, Inc. (Automobile Components)	235	11,494
Boston Properties, Inc. (Office REITs)	142	8,178
Boston Scientific Corp.* (Health Care Equipment & Supplies)	680	36,781
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	169	146,596
Broadridge Financial Solutions, Inc. (Professional Services)	62	10,269
Brown & Brown, Inc. (Insurance)	97	6,677
Brown-Forman Corp.—Class B (Beverages)	81	5,409
Bunge, Ltd. (Food Products)	90	8,492
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	54	5,095
Caesars Entertainment, Inc.* (Hotels,Restaurants & Leisure)	215	10,959
Camden Property Trust (Residential REITs)	108	11,758
Campbell Soup Co. (Food Products)	80	3,657
Capital One Financial Corp. (Consumer Finance)	386	42,217
Cardinal Health, Inc. (Health Care Providers & Services)	257	24,304
CarMax, Inc.* (Specialty Retail)	160	13,392
Carnival Corp.* (Hotels, Restaurants & Leisure)	1,011	19,037
Carrier Global Corp. (Building Products)	842	41,856
Catalent, Inc.* (Pharmaceuticals)	181	7,848
Caterpillar, Inc. (Machinery)	209	51,425
Cboe Global Markets, Inc. (Capital Markets)	35	4,830
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	314	25,343
CDW Corp. (Electronic Equipment,Instruments & Components)	51	9,359
Celanese Corp. (Chemicals)	101	11,696
Centene Corp.* (Health Care Providers &Services)	553	37,300
CenterPoint Energy, Inc. (Multi-Utilities)	634	18,481
Ceridian HCM Holding, Inc.* (Professional Services)	156	10,447
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	52	10,933
Charter Communications, Inc.*—Class A(Media)	105	38,575
Chubb, Ltd. (Insurance)	181	34,853
Church & Dwight Co., Inc. (Household Products)	246	24,657
Cincinnati Financial Corp. (Insurance)	159	15,474
Cintas Corp. (Commercial Services & Supplies)	36	17,895
Cisco Systems, Inc. (Communications Equipment)	4,134	213,894
Citigroup, Inc. (Banks)	1,963	90,377
Citizens Financial Group, Inc. (Banks)	487	12,701

See accompanying notes to financial statements.

70 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares		Value
CME Group, Inc. (Capital Markets)	364		$67,446
CMS Energy Corp. (Multi-Utilities)	293		17,214
Cognizant Technology Solutions Corp.—Class A (IT Services)	511		33,358
Colgate-Palmolive Co. (Household Products)	376		28,967
Comcast Corp.—Class A (Media)	4,197		174,386
Comerica, Inc. (Banks)	131		5,549
Conagra Brands, Inc. (Food Products)	478		16,118
Consolidated Edison, Inc. (Multi-Utilities)	350		31,640
Constellation Brands, Inc.—Class A(Beverages)	72		17,721
Constellation Energy Corp. (Electric Utilities)	328		30,028
Corning, Inc. (Electronic Equipment,Instruments & Components)	769		26,946
Corteva, Inc. (Chemicals)	220		12,606
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	153		82,372
Crown Castle, Inc. (Specialized REITs)	439		50,020
CSX Corp. (Ground Transportation)	1,063		36,248
Cummins, Inc. (Machinery)	70		17,161
CVS Health Corp. (Health Care Providers &Services)	1,293		89,385
D.R. Horton, Inc. (Household Durables)	157		19,105
Darden Restaurants, Inc. (Hotels,Restaurants & Leisure)	123		20,551
DaVita, Inc.* (Health Care Providers & Services)	56		5,626
Delta Air Lines, Inc.* (Passenger Airlines)	647		30,759
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	212		8,484
Digital Realty Trust, Inc. (Specialized REITs)	294		33,478
Discover Financial Services (Consumer Finance)	108		12,620
Dominion Energy, Inc. (Multi-Utilities)	842		43,606
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	19		6,403
Dover Corp. (Machinery)	142		20,966
Dow, Inc. (Chemicals)	713		37,974
DTE Energy Co. (Multi-Utilities)	209		22,994
Duke Energy Corp. (Electric Utilities)	778		69,818
DuPont de Nemours, Inc. (Chemicals)	462		33,005
DXC Technology Co.* (IT Services)	228		6,092
Eastman Chemical Co. (Chemicals)	121		10,130
Eaton Corp. PLC (Electrical Equipment)	403		81,043
eBay, Inc. (Broadline Retail)	538		24,043
Ecolab, Inc. (Chemicals)	250		46,673
Edison International (Electric Utilities)	386		26,808
Edwards Life sciences Corp.* (Health Care Equipment & Supplies)	612		57,730
Electronic Arts, Inc. (Entertainment)	83		10,765
Emerson Electric Co. (Electrical Equipment)	576		52,065
Entergy Corp. (Electric Utilities)	214		20,837
EPAM Systems, Inc.* (IT Services)	19		4,270
Equifax, Inc. (Professional Services)	63		14,824
Equinix, Inc. (Specialized REITs)	95		74,474
Equity Residential (Residential REITs)	344		22,694
Essex Property Trust, Inc. (Residential REITs)	65		15,230
Etsy, Inc.* (Broadline Retail)	53		4,484
Everest Re Group, Ltd. (Insurance)	18		6,153
Evergy, Inc. (Electric Utilities)	231		13,495
Eversource Energy (Electric Utilities)	352		24,964
Exelon Corp. (Electric Utilities)	1,001		40,781
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	145		15,862
Extra Space Storage, Inc. (Specialized REITs)	68		10,122
F5, Inc.* (Communications Equipment)	61		8,922
FactSet Research Systems, Inc. (Capital Markets)	16		6,410
Fastenal Co. (Trading Companies & Distributors)	292		17,225
Federal Realty Investment Trust(Diversified REITs)	74		7,161
FedEx Corp. (Air Freight & Logistics)	234		58,009
Fidelity National Information Services,Inc. (Financial Services)	596		32,601
Fifth Third Bancorp (Banks)	684		17,928
First Horizon Corp. (Banks)	—	(a)	5
FirstEnergy Corp. (Electric Utilities)	547		21,267
Fiserv, Inc.* (Financial Services)	193		24,347
FleetCor Technologies, Inc.* (Financial Services)	35		8,788
Ford Motor Co. (Automobile Components)	3,964		59,975
Fortive Corp. (Machinery)	355		26,543
Fox Corp.—Class A (Media)	269		9,146
Fox Corp.—Class B (Media)	134		4,273
Franklin Resources, Inc.(b) (Capital Markets)	286		7,639
Garmin, Ltd. (Household Durables)	155		16,165
GE Health Care Technologies, Inc. (Health Care Equipment & Supplies)	394		32,009
Gen Digital, Inc. (Software)	268		4,971
Generac Holdings, Inc.* (Electrical Equipment)	63		9,395
General Dynamics Corp. (Aerospace & Defense)	107		23,021
General Electric Co. (Industrial Conglomerates)	1,100		120,835
General Mills, Inc. (Food Products)	189		14,496
General Motors Co. (Automobile Components)	1,400		53,984
Genuine Parts Co. (Distributors)	40		6,769
Global Payments, Inc. (Financial Services)	264		26,009
Globe Life, Inc. (Insurance)	27		2,960
Halliburton Co. (Energy Equipment & Services)	907		29,922
Hartford Financial Services Group,Inc. (Insurance)	312		22,470
Hasbro, Inc. (Leisure Products)	130		8,420
HCA Health Care, Inc. (Health Care Providers & Services)	96		29,134
Healthpeak Properties, Inc. (Health Care REITs)	550		11,055
Henry Schein, Inc.* (Health Care Providers & Services)	133		10,786
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,306		21,941
Hilton Worldwide Holdings, Inc. (Hotels,Restaurants & Leisure)	138		20,086
Honeywell International, Inc. (Industrial Conglomerates)	672		139,440
Hormel Foods Corp. (Food Products)	79		3,177
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	715		12,033
Howmet Aerospace, Inc. (Aerospace & Defense)	370		18,337
HP, Inc. (Technology Hardware, Storage & Peripherals)	872		26,779
Humana, Inc. (Health Care Providers & Services)	46		20,568
Huntington Bancshares, Inc. (Banks)	1,453		15,663

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 71

Common Stocks, continued

	Shares	Value
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	40	$9,104
IDEX Corp. (Machinery)	33	7,104
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	43	21,596
Illinois Tool Works, Inc. (Machinery)	136	34,022
Illumina, Inc.* (Life Sciences Tools & Services)	160	29,999
Ingersoll Rand, Inc. (Machinery)	406	26,536
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,209	140,749
Intercontinental Exchange, Inc. (Capital Markets)	565	63,890
International Business Machines Corp. (IT Services)	916	122,570
International Flavors & Fragrances, Inc. (Chemicals)	257	20,455
International Paper Co. (Containers & Packaging)	348	11,070
Intuit, Inc. (Software)	134	61,397
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	181	61,891
Invesco, Ltd. (Capital Markets)	459	7,716
Invitation Homes, Inc. (Residential REITs)	584	20,090
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	98	22,027
Iron Mountain, Inc. (Specialized REITs)	106	6,023
Jacobs Solutions, Inc. (Professional Services)	129	15,337
Johnson & Johnson (Pharmaceuticals)	998	165,189
Johnson Controls International PLC (Building roducts)	690	47,016
JPMorgan Chase & Co. (Banks)	2,952	429,338
Juniper Networks, Inc. (Communications Equipment)	322	10,088
Kellogg Co. (Food Products)	116	7,818
Keurig Dr Pepper, Inc. (Beverages)	422	13,196
KeyCorp (Banks)	940	8,686
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	82	13,731
Kimberly-Clark Corp. (Household Products)	178	24,575
Kimco Realty Corp. (Retail REITs)	622	12,266
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,989	34,251
L3Harris Technologies, Inc. (Aerospace & Defense)	96	18,794
Laboratory Corp. of America Holdings (Health Care Providers & Services)	90	21,720
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	330	19,140
Leidos Holdings, Inc. (Professional Services)	49	4,336
Lennar Corp.—Class A (Household Durables)	257	32,204
Lincoln National Corp. (Insurance)	153	3,941
Linde PLC (Chemicals)	193	73,548
Live Nation Entertainment, Inc.* (Entertainment)	146	13,302
LKQ Corp. (Distributors)	254	14,800
Lockheed Martin Corp. (Aerospace & Defense)	66	30,385
Loews Corp. (Insurance)	189	11,223
Lowe's Cos., Inc. (Specialty Retail)	187	42,206
LyondellBasell Industries N.V.—Class A(Chemicals)	256	23,508
M&T Bank Corp. (Banks)	168	20,792
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	224	26,118
MarketAxess Holdings, Inc. (Capital Markets)	19	4,967
Marriott International, Inc.—Class A (Hotels,Restaurants & Leisure)	128	23,570
Marsh & McLennan Cos., Inc. (Insurance)	181	34,042
Martin Marietta Materials, Inc. (Construction Materials)	63	29,087
Masco Corp. (Building Products)	64	3,672
Match Group, Inc.* (Interactive Media & Services)	279	11,676
McCormick & Co., Inc. (Food Products)	125	10,904
McDonald's Corp. (Hotels, Restaurants & Leisure)	281	83,853
McKesson Corp. (Health Care Providers & Services)	74	31,621
Medtronic PLC (Health Care Equipment & Supplies)	1,343	118,317
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	2,234	641,113
MetLife, Inc. (Insurance)	648	36,632
Mettler-Toledo International, Inc.* (LifeSciences Tools & Services)	8	10,493
MGM Resorts International (Hotels,Restaurants & Leisure)	303	13,308
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	282	25,264
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,106	69,800
Microsoft Corp. (Software)	3,154	1,074,061
Mid-America Apartment Communities,Inc. (Residential REITs)	118	17,919
Mohawk Industries, Inc.* (Household Durables)	54	5,571
Molson Coors Beverage Co.—Class B(Beverages)	188	12,378
Mondelez International, Inc.—Class A (Food Products)	631	46,026
Moody's Corp. (Capital Markets)	85	29,556
Morgan Stanley (Capital Markets)	1,317	112,472
Motorola Solutions, Inc. (Communications Equipment)	76	22,289
MSCI, Inc. (Capital Markets)	35	16,425
Nasdaq, Inc. (Capital Markets)	121	6,032
NetApp, Inc. (Technology Hardware,Storage & Peripherals)	216	16,502
Netflix, Inc.* (Entertainment)	450	198,220
Newell Brands, Inc. (Household Durables)	375	3,263
Newmont Corp. (Metals & Mining)	800	34,128
News Corp.—Class A (Media)	382	7,449
News Corp.—Class B (Media)	117	2,307
NextEra Energy, Inc. (Electric Utilities)	2,043	151,590
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,244	137,299
NiSource, Inc. (Multi-Utilities)	414	11,323
Nordson Corp. (Machinery)	55	13,650
Norfolk Southern Corp. (Ground Transportation)	231	52,382
Northern Trust Corp. (Capital Markets)	210	15,569
Northrop Grumman Corp. (Aerospace & Defense)	41	18,688

See accompanying notes to financial statements.

72 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	426	$9,274
NRG Energy, Inc. (Electric Utilities)	121	4,524
NVR, Inc.* (Household Durables)	3	19,052
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	108	22,105
Omnicom Group, Inc. (Media)	202	19,220
Oracle Corp. (Software)	637	75,860
Organon & Co. (Pharmaceuticals)	256	5,327
Otis Worldwide Corp. (Machinery)	417	37,117
PACCAR, Inc. (Machinery)	527	44,084
Packaging Corp. of America (Containers & Packaging)	91	12,027
Paramount Global(b) —Class B (Media)	509	8,098
Parker-Hannifin Corp. (Machinery)	130	50,705
Paychex, Inc. (Professional Services)	139	15,550
PayPal Holdings, Inc.* (Financial Services)	1,126	75,138
Pentair PLC (Machinery)	165	10,659
Philip Morris International, Inc. (Tobacco)	722	70,482
Phillips 66 (Oil, Gas & Consumable Fuels)	462	44,065
Pinnacle West Capital Corp. (Electric Utilities)	115	9,368
Pool Corp. (Distributors)	15	5,620
PPG Industries, Inc. (Chemicals)	239	35,444
PPL Corp. (Electric Utilities)	741	19,607
Principal Financial Group, Inc. (Insurance)	89	6,750
Prologis, Inc. (Industrial REITs)	933	114,414
Prudential Financial, Inc. (Insurance)	369	32,553
Public Service Enterprise Group, Inc. (Multi-Utilities)	503	31,493
Public Storage (Specialized REITs)	61	17,805
PulteGroup, Inc. (Household Durables)	225	17,478
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	101	10,305
Quest Diagnostics, Inc. (Health Care Providers & Services)	39	5,482
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	42	5,179
Raytheon Technologies Corp. (Aerospace & Defense)	1,475	144,490
Realty Income Corp. (Retail REITs)	678	40,537
Regency Centers Corp. (Retail REITs)	154	9,513
Regions Financial Corp. (Banks)	944	16,822
Republic Services, Inc. (Commercial Services & Supplies)	94	14,398
ResMed, Inc. (Health Care Equipment &Supplies)	69	15,077
Revvity, Inc. (Life Sciences Tools & Services)	127	15,086
Robert Half International, Inc. (Professional Services)	109	8,199
Rockwell Automation, Inc. (Electrical Equipment)	116	38,216
Roper Technologies, Inc. (Software)	108	51,926
Ross Stores, Inc. (Specialty Retail)	346	38,797
Royal Caribbean Cruises, Ltd.* (Hotels,Restaurants & Leisure)	223	23,134
S&P Global, Inc. (Capital Markets)	331	132,696
Salesforce, Inc.* (Software)	989	208,936
SBA Communications Corp. (Specialized REITs)	48	11,124
Schlumberger N.V. (Energy Equipment & Services)	675	33,156
Seagate Technology Holdings PLC(Technology Hardware, Storage & Peripherals)	193	11,941
Sealed Air Corp. (Containers & Packaging)	143	5,720
Sempra Energy (Multi-Utilities)	128	18,636
Simon Property Group, Inc. (Retail REITs)	330	38,108
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	161	17,821
Snap-on, Inc. (Machinery)	23	6,628
Southwest Airlines Co. (Passenger Airlines)	597	21,617
Stanley Black & Decker, Inc. (Machinery)	155	14,525
Starbucks Corp. (Hotels, Restaurants & Leisure)	567	56,167
State Street Corp. (Capital Markets)	337	24,662
STERIS PLC (Health Care Equipment & Supplies)	101	22,723
Stryker Corp. (Health Care Equipment & Supplies)	341	104,036
Synchrony Financial (Consumer Finance)	429	14,552
Sysco Corp. (Consumer Staples Distribution & Retail)	512	37,990
T. Rowe Price Group, Inc. (Capital Markets)	228	25,541
Take-Two Interactive Software, Inc.* (Entertainment)	161	23,693
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	232	9,930
Target Corp. (Consumer Staples Distribution & Retail)	466	61,465
TE Connectivity, Ltd. (Electronic Equipment,Instruments & Components)	318	44,571
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	48	19,733
Teleflex, Inc. (Health Care Equipment & Supplies)	48	11,617
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	80	8,906
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	339	61,027
Textron, Inc. (Aerospace & Defense)	202	13,661
The AES Corp. (Independent Power and Renewable Electricity Producers)	275	5,701
The Allstate Corp. (Insurance)	266	29,005
The Bank of New York Mellon Corp. (Capital Markets)	724	32,232
The Boeing Co.* (Aerospace & Defense)	571	120,572
The Charles Schwab Corp. (Capital Markets)	614	34,802
The Cigna Group (Health Care Providers & Services)	153	42,932
The Clorox Co. (Household Products)	69	10,974
The Coca-Cola Co. (Beverages)	1,375	82,803
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	50	19,172
The Estee Lauder Cos., Inc. (Personal Care Products)	235	46,149
The Goldman Sachs Group, Inc. (Capital Markets)	336	108,373
The Home Depot, Inc. (Specialty Retail)	481	149,418
The Interpublic Group of Cos., Inc. (Media)	387	14,930
The JM Smucker Co. (Food Products)	108	15,948
The Kraft Heinz Co. (Food Products)	803	28,507
The Kroger Co. (Consumer Staples Distribution & Retail)	658	30,926
The PNC Financial Services Group, Inc. (Banks)	403	50,758
The Procter & Gamble Co. (Household Products)	1,070	162,362

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 73

Common Stocks, continued

	Shares	Value
The Sherwin-Williams Co. (Chemicals)	238	$63,194
The Southern Co. (Electric Utilities)	1,101	77,345
The TJX Cos., Inc. (Specialty Retail)	417	35,357
The Travelers Cos., Inc. (Insurance)	108	18,755
The Walt Disney Co.* (Entertainment)	1,845	164,722
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	187	25,974
Trane Technologies PLC (Building Products)	231	44,181
TransDigm Group, Inc. (Aerospace & Defense)	27	24,143
Trimble, Inc.* (Electronic Equipment,Instruments & Components)	248	13,129
Truist Financial Corp. (Banks)	1,342	40,730
Tyler Technologies, Inc.* (Software)	23	9,579
Tyson Foods, Inc.—Class A (Food Products)	286	14,597
U.S. Bancorp (Banks)	1,406	46,454
UDR, Inc. (Residential REITs)	311	13,361
Union Pacific Corp. (Ground Transportation)	308	63,023
United Airlines Holdings, Inc.* (Passenger Airlines)	329	18,052
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	733	131,390
United Rentals, Inc. (Trading Companies & Distributors)	70	31,176
Universal Health Services, Inc.—Class B(Health Care Providers & Services)	64	10,097
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	365	42,815
Ventas, Inc. (Health Care REITs)	402	19,003
VeriSign, Inc.* (IT Services)	47	10,621
Verisk Analytics, Inc. (Professional Services)	79	17,856
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,242	157,760
VF Corp. (Textiles, Apparel & Luxury Goods)	331	6,319
Viatris, Inc. (Pharmaceuticals)	1,207	12,046
VICI Properties, Inc. (Specialized REITs)	433	13,609
Vulcan Materials Co. (Construction Materials)	55	12,399
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	720	20,513
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,417	222,724
Warner Bros. Discovery, Inc.* (Entertainment)	2,235	28,027
Waste Management, Inc. (Commercial Services & Supplies)	154	26,707
WEC Energy Group, Inc. (Multi-Utilities)	153	13,501
Wells Fargo & Co. (Banks)	3,785	161,544
Welltower, Inc. (Health Care REITs)	502	40,607
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	75	28,685
Western Digital Corp.* (Technology Hardware,Storage & Peripherals)	319	12,100
Westinghouse Air Brake Technologies Corp. (Machinery)	182	19,960
Westrock Co. (Containers & Packaging)	256	7,442
Weyerhaeuser Co. (Specialized REITs)	314	10,522
Whirlpool Corp. (Household Durables)	55	8,183
Willis Towers Watson PLC (Insurance)	108	25,434
Wynn Resorts, Ltd. (Hotels, Restaurants &Leisure)	105	11,089
Xcel Energy, Inc. (Electric Utilities)	555	34,504
Xylem, Inc. (Machinery)	243	27,367
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	102	14,132
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	52	15,383
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	211	30,722
Zions Bancorp NA(b) (Banks)	146	3,922
Zoetis, Inc. (Pharmaceuticals)	466	80,250
TOTAL COMMON STOCKS (Cost $11,876,063)		17,183,025

Repurchase Agreements(c)  (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $21,009	$21,000	$21,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,000)		21,000

Collateral for Securities Loaned(d)  (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(e)	18,631	$18,631
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $18,631)		18,631
TOTAL INVESTMENT SECURITIES (Cost $11,915,694)—100.1%		17,222,656
Net other assets (liabilities)—(0.1)%		(21,021)
NET ASSETS—100.0%		$17,201,635

*	Non-income producing security.

(a)	Number of shares is less than 0.50

(b)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $18,001.

(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.

(e)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

74 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$421,195	2.4%
Air Freight & Logistics	194,494	1.1%
Automobile Components	153,324	0.9%
Banks	1,122,013	6.6%
Beverages	131,507	0.8%
Biotechnology	22,218	0.1%
Broadline Retail	663,251	3.9%
Building Products	156,505	0.9%
Capital Markets	806,311	4.7%
Chemicals	368,233	2.2%
Commercial Services & Supplies	59,000	0.3%
Communications Equipment	255,193	1.5%
Construction Materials	41,486	0.2%
Consumer Finance	122,519	0.7%
Consumer Staples Distribution & Retail	455,990	2.6%
Containers & Packaging	83,359	0.5%
Distributors	27,189	0.2%
Diversified REITs	7,161	NM
Diversified Telecommunication Services	272,855	1.6%
Electric Utilities	601,861	3.6%
Electrical Equipment	199,659	1.2%
Electronic Equipment, Instruments & Components	142,852	0.8%
Energy Equipment & Services	95,289	0.6%
Entertainment	463,682	2.7%
Financial Services	780,683	4.5%
Food Products	190,972	1.1%
Gas Utilities	6,631	NM
Ground Transportation	151,653	0.9%
Health Care Equipment & Supplies	756,482	4.3%
Health Care Providers & Services	360,514	2.1%
Health Care REITs	70,664	0.4%
Hotel & Resort REITs	12,033	0.1%
Hotels, Restaurants & Leisure	446,476	2.6%
Household Durables	121,021	0.7%
Household Products	251,534	1.5%
Independent Power and Renewable Electricity Producers	5,701	NM
Industrial Conglomerates	316,025	1.8%
Industrial REITs	114,414	0.7%
Insurance	415,676	2.4%
Interactive Media & Services	652,789	3.7%
IT Services	291,040	1.7%
Leisure Products	8,420	NM
Life Sciences Tools & Services	146,688	0.9%
Machinery	408,452	2.4%
Media	278,384	1.6%
Metals & Mining	34,128	0.2%
Multi-Utilities	230,531	1.3%
Office REITs	26,336	0.2%
Oil, Gas & Consumable Fuels	147,249	0.8%
Passenger Airlines	88,933	0.5%
Personal Care Products	46,149	0.3%
Pharmaceuticals	270,660	1.6%
Professional Services	96,818	0.6%
Real Estate Management & Development	25,343	0.1%
Residential REITs	128,306	0.7%
Retail REITs	100,424	0.6%
Semiconductors & Semiconductor Equipment	640,766	3.7%
Software	1,655,649	9.7%
Specialized REITs	270,232	1.6%
Specialty Retail	308,038	1.8%
Technology Hardware, Storage & Peripherals	89,263	0.5%
Textiles, Apparel & Luxury Goods	158,727	0.9%
Tobacco	109,576	0.6%
Trading Companies & Distributors	48,401	0.3%
Water Utilities	28,122	0.2%
Wireless Telecommunication Services	25,974	0.2%
Other**	18,612	0.1%
Total	$17,201,635	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Materials†  :: 75

Common Stocks (98.0%)

	Shares	Value
Air Products and Chemicals, Inc. (Chemicals)	3,865	$1,157,682
Albemarle Corp. (Chemicals)	2,042	455,550
Amcor PLC (Containers & Packaging)	25,605	255,538
Avery Dennison Corp. (Containers & Packaging)	1,405	241,379
Ball Corp. (Containers & Packaging)	5,476	318,758
Celanese Corp. (Chemicals)	1,742	201,724
CF Industries Holdings, Inc. (Chemicals)	3,392	235,473
Corteva, Inc. (Chemicals)	12,370	708,801
Dow, Inc. (Chemicals)	12,308	655,524
DuPont de Nemours, Inc. (Chemicals)	7,988	570,663
Eastman Chemical Co. (Chemicals)	2,073	173,552
Ecolab, Inc. (Chemicals)	4,311	804,821
FMC Corp. (Chemicals)	2,176	227,044
Freeport-McMoRan, Inc. (Metals & Mining)	24,941	997,640
International Flavors & Fragrances, Inc. (Chemicals)	4,439	353,300
International Paper Co. (Containers & Packaging)	6,039	192,101
Linde PLC (Chemicals)	8,520	3,246,801
LyondellBasell Industries N.V.—Class A (Chemicals)	4,415	405,429
Martin Marietta Materials, Inc. (Construction Materials)	1,078	497,702
Newmont Corp. (Metals & Mining)	13,829	589,945
Nucor Corp. (Metals & Mining)	4,372	716,921
Packaging Corp. of America (Containers & Packaging)	1,565	206,830
PPG Industries, Inc. (Chemicals)	4,097	607,585
Sealed Air Corp. (Containers & Packaging)	2,513	100,520
Steel Dynamics, Inc. (Metals & Mining)	2,794	304,350
The Mosaic Co. (Chemicals)	5,779	202,265
The Sherwin-Williams Co. (Chemicals)	4,084	1,084,384
Vulcan Materials Co. (Construction Materials)	2,315	521,893
Westrock Co. (Containers & Packaging)	4,457	129,565
TOTAL COMMON STOCKS (Cost $7,471,111)		16,163,740

Repurchase Agreements(a)  (1.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $249,102	$249,000	$249,000
TOTAL REPURCHASE AGREEMENTS (Cost $249,000)		249,000
TOTAL INVESTMENT SECURITIES (Cost $7,720,111)—99.5%		16,412,740
Net other assets (liabilities)—0.5%		75,919
NET ASSETS—100.0%		$16,488,659

†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	7/24/23	5.67%	$365,735	$6,729

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Materials invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Chemicals	$11,090,598	67.2%
Construction Materials	1,019,595	6.2%
Containers & Packaging	1,444,691	8.8%
Metals & Mining	2,608,856	15.8%
Other**	324,919	2.0%
Total	$16,488,659	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

76 :: ProFund VP Mid-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (97.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $9,521,908	$9,518,000	$9,518,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,518,000)		9,518,000
TOTAL INVESTMENT SECURITIES (Cost $9,518,000)—97.8%		9,518,000
Net other assets (liabilities)—2.2%		213,911
NET ASSETS—100.0%		$9,731,911

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $1,153,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	5	9/18/23	$1,322,050	$43,442

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/27/23	5.57%	$3,641,512	$65,798
S&P MidCap 400	UBS AG	7/27/23	5.42%	4,766,496	86,147
				$8,408,008	$151,945

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth :: 77

Common Stocks (99.7%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	552	$43,961
Acuity Brands, Inc. (Electrical Equipment)	166	27,071
Advanced Drainage Systems, Inc. (Building Products)	501	57,004
AECOM (Construction & Engineering)	778	65,889
Affiliated Managers Group, Inc. (Capital Markets)	247	37,023
AGCO Corp. (Machinery)	336	44,157
Agree Realty Corp. (Retail REITs)	666	43,550
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	263	11,872
American Financial Group, Inc. (Insurance)	327	38,831
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,043	31,029
Annaly Capital Management, Inc. (Mortgage REITs)	5,122	102,491
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	3,484	40,414
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,863	65,935
AptarGroup, Inc. (Containers & Packaging)	320	37,075
Aramark (Hotels, Restaurants & Leisure)	1,107	47,656
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	531	18,935
Ashland, Inc. (Chemicals)	338	29,376
Autoliv, Inc. (Automobile Components)	256	21,770
AutoNation, Inc.* (Specialty Retail)	150	24,692
Avis Budget Group, Inc.* (Ground Transportation)	248	56,710
Axalta Coating Systems, Ltd.* (Chemicals)	1,031	33,827
Belden, Inc. (Electronic Equipment, Instruments & Components)	442	42,277
BellRing Brands, Inc.* (Personal Care Products)	565	20,679
Berry Global Group, Inc. (Containers & Packaging)	543	34,937
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	793	49,967
Black Hills Corp. (Multi-Utilities)	358	21,573
Blackbaud, Inc.* (Software)	217	15,446
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	469	32,535
Brixmor Property Group, Inc. (Retail REITs)	1,527	33,594
Bruker Corp. (Life Sciences Tools & Services)	610	45,091
Brunswick Corp. (Leisure Products)	433	37,515
Builders FirstSource, Inc.* (Building Products)	1,330	180,879
BWX Technologies, Inc. (Aerospace & Defense)	948	67,848
Cabot Corp. (Chemicals)	581	38,863
CACI International, Inc.*—Class A (Professional Services)	151	51,467
Calix, Inc.* (Communications Equipment)	597	29,796
Carlisle Cos., Inc. (Building Products)	529	135,704
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	388	94,625
Cathay General Bancorp (Banks)	382	12,297
Celsius Holdings, Inc.* (Beverages)	423	63,107
ChampionX Corp. (Energy Equipment & Services)	2,052	63,694
Chart Industries, Inc.* (Machinery)	196	31,319
Chemed Corp. (Health Care Providers & Services)	106	57,417
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	162	19,038
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	328	50,446
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	683	95,052
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	572	46,338
Clean Harbors, Inc.* (Commercial Services & Supplies)	523	85,997
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,717	30,425
Cognex Corp. (Electronic Equipment, Instruments & Components)	931	52,155
Columbia Banking System, Inc. (Banks)	1,123	22,774
Commerce Bancshares, Inc. (Banks)	799	38,911
Commercial Metals Co. (Metals & Mining)	679	35,756
CommVault Systems, Inc.* (Software)	307	22,294
Concentrix Corp. (Professional Services)	443	35,772
Corporate Office Properties Trust (Office REITs)	605	14,369
Crane Co. (Machinery)	250	22,280
Crane NXT Co. (Machinery)	248	13,997
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	644	72,411
Crown Holdings, Inc. (Containers & Packaging)	485	42,132
CubeSmart (Specialized REITs)	1,257	56,138
Cullen/Frost Bankers, Inc. (Banks)	448	48,172
Curtiss-Wright Corp. (Aerospace & Defense)	399	73,281
Darling Ingredients, Inc.* (Food Products)	1,653	105,445
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	273	144,052
Dick's Sporting Goods, Inc. (Specialty Retail)	320	42,301
Donaldson Co., Inc. (Machinery)	804	50,258
Doximity, Inc.*—Class A (Health Care Technology)	724	24,630
Dropbox, Inc.*—Class A (Software)	2,820	75,209
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,005	49,818
Dynatrace, Inc.* (Software)	2,248	115,706
Eagle Materials, Inc. (Construction Materials)	374	69,721
East West Bancorp, Inc. (Banks)	748	39,487
EastGroup Properties, Inc. (Industrial REITs)	253	43,921
EMCOR Group, Inc. (Construction & Engineering)	494	91,281
Encompass Health Corp. (Health Care Providers & Services)	477	32,298
Envestnet, Inc.* (Software)	275	16,321
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,065	19,741
Essential Utilities, Inc. (Water Utilities)	2,494	99,536
Euronet Worldwide, Inc.* (Financial Services)	240	28,169
Evercore, Inc. (Capital Markets)	183	22,617
Exelixis, Inc.* (Biotechnology)	3,377	64,534
ExlService Holdings, Inc.* (Professional Services)	345	52,116
Exponent, Inc. (Professional Services)	364	33,968
Federated Hermes, Inc. (Capital Markets)	608	21,797
First Financial Bankshares, Inc. (Banks)	712	20,285
First Horizon Corp. (Banks)	3,678	41,451

See accompanying notes to financial statements.

78 :: ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
First Industrial Realty Trust, Inc. (Industrial REITs)	698	$36,743
FirstCash Holdings, Inc. (Consumer Finance)	382	35,652
Five Below, Inc.* (Specialty Retail)	400	78,615
Flowers Foods, Inc. (Food Products)	1,257	31,274
Fox Factory Holding Corp.* (Automobile Components)	439	47,636
FTI Consulting, Inc.* (Professional Services)	353	67,141
GATX Corp. (Trading Companies & Distributors)	191	24,589
Genpact, Ltd. (Professional Services)	999	37,532
Gentex Corp. (Automobile Components)	1,114	32,596
Glacier Bancorp, Inc. (Banks)	619	19,294
Globus Medical, Inc.* (Health Care Equipment & Supplies)	829	49,359
Graco, Inc. (Machinery)	1,134	97,921
Grand Canyon Education, Inc.* (Diversified Consumer Services)	320	33,027
Graphic Packaging Holding Co. (Containers & Packaging)	2,259	54,283
H&R Block, Inc. (Diversified Consumer Services)	1,577	50,259
Haemonetics Corp.* (Health Care Equipment & Supplies)	523	44,528
Halozyme Therapeutics, Inc.* (Biotechnology)	1,364	49,199
Hancock Whitney Corp. (Banks)	436	16,734
Harley-Davidson, Inc. (Automobile Components)	851	29,964
HealthEquity, Inc.* (Health Care Providers & Services)	885	55,879
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	588	26,231
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	406	18,449
Hubbell, Inc. (Electrical Equipment)	557	184,680
IDACORP, Inc. (Electric Utilities)	279	28,625
Inari Medical, Inc.* (Health Care Equipment & Supplies)	532	30,930
Insperity, Inc. (Professional Services)	372	44,253
Interactive Brokers Group, Inc. (Capital Markets)	597	49,593
International Bancshares Corp. (Banks)	333	14,719
Iridium Communications, Inc. (Diversified Telecommunication Services)	1,306	81,129
ITT, Inc. (Machinery)	395	36,818
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	664	82,316
Jefferies Financial Group, Inc. (Capital Markets)	1,935	64,183
KBR, Inc. (Professional Services)	1,409	91,670
Kinsale Capital Group, Inc. (Insurance)	226	84,569
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	835	46,393
Lamar Advertising Co.—Class A (Specialized REITs)	509	50,518
Lancaster Colony Corp. (Food Products)	206	41,425
Landstar System, Inc. (Ground Transportation)	373	71,818
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	707	59,331
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,428	137,187
Lennox International, Inc. (Building Products)	208	67,823
Life Storage, Inc. (Specialized REITs)	539	71,665
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	433	29,773
Lincoln Electric Holdings, Inc. (Machinery)	597	118,582
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	160	46,610
Louisiana-Pacific Corp. (Paper & Forest Products)	747	56,010
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	535	35,059
Manhattan Associates, Inc.* (Software)	373	74,555
Masimo Corp.* (Health Care Equipment & Supplies)	318	52,327
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,174	61,424
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	256	61,484
Mercury Systems, Inc.* (Aerospace & Defense)	349	12,072
MP Materials Corp.* (Metals & Mining)	957	21,896
MSA Safety, Inc. (Commercial Services & Supplies)	211	36,706
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	245	23,344
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,521	58,254
Murphy USA, Inc. (Specialty Retail)	208	64,711
National Fuel Gas Co. (Gas Utilities)	666	34,206
National Instruments Corp. (Electronic Equipment, Instruments & Components)	790	45,346
National Storage Affiliates Trust (Specialized REITs)	400	13,932
Neurocrine Biosciences, Inc.* (Biotechnology)	1,012	95,432
New Jersey Resources Corp. (Gas Utilities)	653	30,822
NewMarket Corp. (Chemicals)	36	14,476
Nexstar Media Group, Inc. (Media)	372	61,956
NNN REIT, Inc. (Retail REITs)	1,000	42,790
NOV, Inc. (Energy Equipment & Services)	4,082	65,476
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	371	68,301
nVent Electric PLC (Electrical Equipment)	1,717	88,717
OGE Energy Corp. (Electric Utilities)	2,076	74,549
Olin Corp. (Chemicals)	1,246	64,032
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	291	16,858
Omega Healthcare Investors, Inc. (Health Care REITs)	1,188	36,460
ONE Gas, Inc.(a) (Gas Utilities)	573	44,011
Option Care Health, Inc.* (Health Care Providers & Services)	1,713	55,655
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	322	25,908
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	1,950	74,238
Owens Corning (Building Products)	506	66,033
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	139	10,262
Paylocity Holding Corp.* (Professional Services)	429	79,163
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,136	46,508
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	907	64,524

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth :: 79

Common Stocks, continued

	Shares	Value
Penumbra, Inc.* (Health Care Equipment & Supplies)	250	$86,015
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	729	43,915
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	598	40,329
PNM Resources, Inc. (Electric Utilities)	551	24,850
Polaris, Inc. (Leisure Products)	289	34,949
PotlatchDeltic Corp. (Specialized REITs)	471	24,892
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	593	56,139
Primerica, Inc. (Insurance)	259	51,220
Progyny, Inc.* (Health Care Providers & Services)	293	11,527
Qualys, Inc.* (Software)	349	45,080
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	309	25,604
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,501	73,529
Rayonier, Inc. (Specialized REITs)	842	26,439
Reliance Steel & Aluminum Co. (Metals & Mining)	610	165,671
RenaissanceRe Holdings, Ltd. (Insurance)	292	54,464
Repligen Corp.* (Life Sciences Tools & Services)	538	76,105
Rexford Industrial Realty, Inc. (Industrial REITs)	1,187	61,984
RLI Corp. (Insurance)	421	57,454
Royal Gold, Inc. (Metals & Mining)	681	78,165
RPM International, Inc. (Chemicals)	1,337	119,970
Saia, Inc.* (Ground Transportation)	157	53,758
Science Applications International Corp. (Professional Services)	375	42,180
SEI Investments Co. (Capital Markets)	1,051	62,661
Selective Insurance Group, Inc. (Insurance)	627	60,161
Service Corp. International (Diversified Consumer Services)	1,567	101,213
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	380	108,457
Silgan Holdings, Inc. (Containers & Packaging)	868	40,701
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	177	27,920
Simpson Manufacturing Co., Inc. (Building Products)	443	61,356
SLM Corp. (Consumer Finance)	2,513	41,012
Sonoco Products Co. (Containers & Packaging)	517	30,513
SouthState Corp. (Banks)	447	29,413
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	11,421	68,640
Spire, Inc. (Gas Utilities)	265	16,812
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	577	21,193
STAAR Surgical Co.* (Health Care Equipment & Supplies)	339	17,821
STAG Industrial, Inc. (Industrial REITs)	835	29,960
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	379	94,466
Tempur Sealy International, Inc. (Household Durables)	1,784	71,484
Teradata Corp.* (Software)	482	25,744
Tetra Tech, Inc. (Commercial Services & Supplies)	316	51,742
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	695	78,035
The Boston Beer Co., Inc.*—Class A (Beverages)	68	20,974
The Brink's Co. (Commercial Services & Supplies)	227	15,397
The Chemours Co. (Chemicals)	879	32,426
The Hanover Insurance Group, Inc. (Insurance)	219	24,754
The Middleby Corp.* (Machinery)	266	39,323
The New York Times Co.—Class A (Media)	848	33,394
The Timken Co. (Machinery)	335	30,663
The Toro Co. (Machinery)	1,082	109,985
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,748	38,019
TopBuild Corp.* (Household Durables)	175	46,554
Trex Co., Inc.* (Building Products)	597	39,139
UFP Industries, Inc. (Building Products)	644	62,500
United Bankshares, Inc. (Banks)	668	19,820
United Therapeutics Corp.* (Biotechnology)	487	107,506
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	285	41,077
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	658	28,952
Valaris, Ltd.* (Energy Equipment & Services)	623	39,205
Valmont Industries, Inc. (Construction & Engineering)	219	63,740
Valvoline, Inc. (Specialty Retail)	661	24,794
Vicor Corp.* (Electrical Equipment)	98	5,292
Visteon Corp.* (Automobile Components)	294	42,221
Watsco, Inc.(a) (Trading Companies & Distributors)	347	132,370
Watts Water Technologies, Inc.—Class A (Machinery)	148	27,192
WESCO International, Inc. (Trading Companies & Distributors)	211	37,782
Westlake Corp. (Chemicals)	358	42,770
WEX, Inc.* (Financial Services)	445	81,021
Williams-Sonoma, Inc. (Specialty Retail)	328	41,046
Wingstop, Inc. (Hotels, Restaurants & Leisure)	312	62,450
Wolfspeed, Inc.*(a) (Semiconductors & Semiconductor Equipment)	580	32,242
World Wrestling Entertainment, Inc.— Class A (Entertainment)	451	48,920
Worthington Industries, Inc. (Metals & Mining)	154	10,698
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	461	31,611
YETI Holdings, Inc.* (Leisure Products)	494	19,187
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,453	36,892
TOTAL COMMON STOCKS (Cost $8,805,023)		12,234,769

See accompanying notes to financial statements.

80 :: ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Repurchase Agreements(b)  (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $31,013	$31,000	$31,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,000)		31,000

Collateral for Securities Loaned(c)  (1.7%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(d)	204,644	$204,644
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $204,644)		204,644
TOTAL INVESTMENT SECURITIES (Cost $9,040,667)—101.7%		12,470,413
Net other assets (liabilities)—(1.7)%		(213,669)
NET ASSETS—100.0%		$12,256,744

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $201,653.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.
REIT	Real Estate Investment Trust

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$153,201	1.2%
Automobile Components	174,187	1.4%
Banks	323,357	2.6%
Beverages	84,081	0.7%
Biotechnology	335,606	2.7%
Broadline Retail	16,858	0.1%
Building Products	670,438	5.4%
Capital Markets	257,874	2.1%
Chemicals	375,740	3.0%
Commercial Services & Supplies	189,842	1.5%
Communications Equipment	29,796	0.2%
Construction & Engineering	220,910	1.8%
Construction Materials	69,721	0.6%
Consumer Finance	76,664	0.6%
Consumer Staples Distribution & Retail	238,652	1.9%
Containers & Packaging	239,641	2.0%
Diversified Consumer Services	184,499	1.5%
Diversified Telecommunication Services	81,129	0.7%
Electric Utilities	128,024	1.1%
Electrical Equipment	305,760	2.5%
Electronic Equipment, Instruments & Components	254,689	2.1%
Energy Equipment & Services	168,375	1.4%
Entertainment	48,920	0.4%
Financial Services	109,190	0.9%
Food Products	178,144	1.5%
Gas Utilities	125,851	1.0%
Ground Transportation	228,679	1.9%
Health Care Equipment & Supplies	474,372	3.9%
Health Care Providers & Services	256,737	2.1%
Health Care REITs	36,460	0.3%
Health Care Technology	24,630	0.2%
Hotels, Restaurants & Leisure	503,209	4.0%
Household Durables	118,038	1.0%
Independent Power and Renewable Electricity Producers	25,908	0.2%
Industrial REITs	172,608	1.4%
Insurance	371,453	3.1%
Interactive Media & Services	36,892	0.3%
Leisure Products	91,651	0.7%
Life Sciences Tools & Services	182,680	1.5%
Machinery	622,495	5.1%
Media	95,350	0.7%
Metals & Mining	312,186	2.5%
Mortgage REITs	102,491	0.8%
Multi-Utilities	21,573	0.2%
Office REITs	14,369	0.1%
Oil, Gas & Consumable Fuels	730,127	5.9%
Paper & Forest Products	56,010	0.5%
Personal Care Products	20,679	0.2%
Pharmaceuticals	82,316	0.7%
Professional Services	535,262	4.4%
Retail REITs	119,934	1.0%
Semiconductors & Semiconductor Equipment	418,863	3.4%
Software	390,355	3.2%
Specialized REITs	243,584	2.0%
Specialty Retail	276,159	2.3%
Technology Hardware, Storage & Peripherals	94,466	0.8%
Textiles, Apparel & Luxury Goods	216,463	1.8%
Trading Companies & Distributors	218,085	1.8%
Water Utilities	99,536	0.8%
Other**	21,975	0.3%
Total	$12,256,744	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value :: 81

Common Stocks (99.7%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	418	$33,290
ACI Worldwide, Inc.* (Software)	1,172	27,155
Acuity Brands, Inc. (Electrical Equipment)	172	28,050
Adient PLC* (Automobile Components)	1,024	39,240
Advanced Drainage Systems, Inc. (Building Products)	156	17,750
AECOM (Construction & Engineering)	692	58,605
Affiliated Managers Group, Inc. (Capital Markets)	133	19,935
AGCO Corp. (Machinery)	323	42,449
Agree Realty Corp. (Retail REITs)	312	20,402
Alcoa Corp. (Metals & Mining)	1,929	65,451
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	430	19,410
ALLETE, Inc. (Electric Utilities)	620	35,941
Amedisys, Inc.* (Health Care Providers & Services)	352	32,187
American Financial Group, Inc. (Insurance)	415	49,281
Apartment Income REIT Corp. (Residential REITs)	1,614	58,249
AptarGroup, Inc. (Containers & Packaging)	376	43,563
Aramark (Hotels, Restaurants & Leisure)	1,664	71,635
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	611	87,513
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	601	21,432
ASGN, Inc.* (Professional Services)	533	40,311
Ashland, Inc. (Chemicals)	173	15,035
Aspen Technology, Inc.* (Software)	316	52,965
Associated Banc-Corp. (Banks)	1,631	26,471
Autoliv, Inc. (Automobile Components)	568	48,303
AutoNation, Inc.* (Specialty Retail)	184	30,288
Avient Corp. (Chemicals)	926	37,873
Avnet, Inc. (Electronic Equipment, Instruments & Components)	988	49,845
Axalta Coating Systems, Ltd.* (Chemicals)	1,318	43,244
Azenta, Inc.* (Life Sciences Tools & Services)	705	32,909
Bank OZK (Banks)	1,166	46,827
BellRing Brands, Inc.* (Personal Care Products)	847	31,000
Berry Global Group, Inc. (Containers & Packaging)	722	46,453
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	625	39,381
Black Hills Corp. (Multi-Utilities)	346	20,850
Blackbaud, Inc.* (Software)	264	18,792
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	340	23,586
Brighthouse Financial, Inc.* (Insurance)	723	34,234
Brixmor Property Group, Inc. (Retail REITs)	1,658	36,476
Bruker Corp. (Life Sciences Tools & Services)	442	32,673
Brunswick Corp. (Leisure Products)	314	27,205
Cable One, Inc. (Media)	51	33,511
CACI International, Inc.*—Class A (Professional Services)	89	30,335
Cadence Bank (Banks)	1,976	38,809
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,360	48,810
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	408	29,621
Cathay General Bancorp (Banks)	384	12,361
Chart Industries, Inc.* (Machinery)	250	39,948
Chemed Corp. (Health Care Providers & Services)	52	28,167
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	118	13,867
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	108	16,610
Ciena Corp.* (Communications Equipment)	1,613	68,537
Cleveland-Cliffs, Inc.* (Metals & Mining)	5,569	93,337
CNO Financial Group, Inc. (Insurance)	1,239	29,327
Coca-Cola Consolidated, Inc. (Beverages)	50	31,801
Cognex Corp. (Electronic Equipment, Instruments & Components)	896	50,194
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,507	76,827
Columbia Banking System, Inc. (Banks)	1,083	21,963
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	382	29,506
Commerce Bancshares, Inc. (Banks)	393	19,139
Commercial Metals Co. (Metals & Mining)	557	29,332
CommVault Systems, Inc.* (Software)	157	11,401
Corporate Office Properties Trust (Office REITs)	584	13,870
Coty, Inc.*—Class A (Personal Care Products)	3,966	48,742
Cousins Properties, Inc. (Office REITs)	1,641	37,415
Crane Co. (Machinery)	261	23,260
Crane NXT Co. (Machinery)	261	14,731
Crown Holdings, Inc. (Containers & Packaging)	792	68,802
CubeSmart (Specialized REITs)	1,118	49,930
Cullen/Frost Bankers, Inc. (Banks)	230	24,732
Dick's Sporting Goods, Inc. (Specialty Retail)	333	44,019
Donaldson Co., Inc. (Machinery)	472	29,505
Doximity, Inc.*—Class A (Health Care Technology)	526	17,895
East West Bancorp, Inc. (Banks)	750	39,593
EastGroup Properties, Inc. (Industrial REITs)	216	37,498
Encompass Health Corp. (Health Care Providers & Services)	585	39,610
Energizer Holdings, Inc. (Household Products)	719	24,144
EnerSys (Electrical Equipment)	442	47,966
Enovis Corp.* (Health Care Equipment & Supplies)	519	33,278
Envestnet, Inc.* (Software)	300	17,805
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,770	59,896
EPR Properties (Specialized REITs)	814	38,095
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,530	24,187
Esab Corp. (Machinery)	560	37,262
Essent Group, Ltd. (Financial Services)	1,160	54,288
Euronet Worldwide, Inc.* (Financial Services)	260	30,516
Evercore, Inc. (Capital Markets)	191	23,606
Exponent, Inc. (Professional Services)	170	15,864
F.N.B. Corp. (Banks)	3,905	44,673
Federated Hermes, Inc. (Capital Markets)	285	10,217
First American Financial Corp. (Insurance)	1,116	63,634
First Financial Bankshares, Inc. (Banks)	660	18,803
First Horizon Corp. (Banks)	1,976	22,270
First Industrial Realty Trust, Inc. (Industrial REITs)	701	36,901
Five Below, Inc.* (Specialty Retail)	187	36,753
Flowers Foods, Inc. (Food Products)	771	19,182
Flowserve Corp. (Machinery)	1,418	52,679
Fluor Corp.* (Construction & Engineering)	1,549	45,850

See accompanying notes to financial statements.

82 :: ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Foot Locker, Inc. (Specialty Retail)	859	$23,287
Fortune Brands Innovations, Inc. (Building Products)	1,370	98,571
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	2,415	45,016
GameStop Corp.*(a) —Class A (Specialty Retail)	2,734	66,300
GATX Corp. (Trading Companies & Distributors)	183	23,559
Genpact, Ltd. (Professional Services)	788	29,605
Gentex Corp. (Automobile Components)	1,365	39,940
Glacier Bancorp, Inc. (Banks)	552	17,206
Graco, Inc. (Machinery)	637	55,004
Graham Holdings Co.—Class B (Diversified Consumer Services)	41	23,431
Graphic Packaging Holding Co. (Containers & Packaging)	963	23,141
Greif, Inc.—Class A (Containers & Packaging)	281	19,358
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	967	29,600
GXO Logistics, Inc.* (Air Freight & Logistics)	1,286	80,787
Hancock Whitney Corp. (Banks)	475	18,231
Harley-Davidson, Inc. (Automobile Components)	523	18,415
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,185	42,897
Healthcare Realty Trust, Inc. (Health Care REITs)	4,119	77,685
Helen of Troy, Ltd.* (Household Durables)	260	28,085
Hertz Global Holdings, Inc.* (Ground Transportation)	1,705	31,355
Hexcel Corp. (Aerospace & Defense)	912	69,330
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	780	34,796
Highwoods Properties, Inc. (Office REITs)	1,141	27,281
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	407	18,494
Home BancShares, Inc. (Banks)	2,040	46,512
ICU Medical, Inc.* (Health Care Equipment & Supplies)	219	39,024
IDACORP, Inc. (Electric Utilities)	257	26,368
Independence Realty Trust, Inc. (Residential REITs)	2,426	44,202
Ingredion, Inc. (Food Products)	714	75,649
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	771	31,711
Interactive Brokers Group, Inc. (Capital Markets)	490	40,704
International Bancshares Corp. (Banks)	223	9,857
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	338	45,907
ITT, Inc. (Machinery)	481	44,834
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,435	154,879
Janus Henderson Group PLC (Capital Markets)	1,433	39,049
JetBlue Airways Corp.* (Passenger Airlines)	3,546	31,418
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	517	80,549
KB Home (Household Durables)	868	44,884
Kemper Corp. (Insurance)	692	33,396
Kilroy Realty Corp. (Office REITs)	1,140	34,303
Kirby Corp.* (Marine Transportation)	649	49,941
Kite Realty Group Trust (Retail REITs)	2,372	52,990
Knife River Corp.* (Construction Materials)	551	23,969
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	871	48,393
Kohl's Corp. (Broadline Retail)	1,198	27,614
Kyndryl Holdings, Inc.* (IT Services)	2,214	29,402
Lamar Advertising Co.—Class A (Specialized REITs)	416	41,288
Lear Corp. (Automobile Components)	638	91,584
Leggett & Platt, Inc. (Household Durables)	1,440	42,653
Lennox International, Inc. (Building Products)	133	43,367
Life Storage, Inc. (Specialized REITs)	359	47,733
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	532	36,580
Lithia Motors, Inc. (Specialty Retail)	298	90,625
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	102	29,714
LivaNova PLC* (Health Care Equipment & Supplies)	582	29,932
Lumentum Holdings, Inc.* (Communications Equipment)	743	42,150
Macy's, Inc. (Broadline Retail)	2,945	47,267
Manhattan Associates, Inc.* (Software)	282	56,366
ManpowerGroup, Inc. (Professional Services)	545	43,273
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	398	48,843
Masimo Corp.* (Health Care Equipment & Supplies)	194	31,923
MasTec, Inc.* (Construction & Engineering)	645	76,091
Mattel, Inc.* (Leisure Products)	3,827	74,780
Maximus, Inc. (Professional Services)	657	55,523
MDU Resources Group, Inc. (Construction & Engineering)	2,202	46,110
Medical Properties Trust, Inc.(a) (Health Care REITs)	6,471	59,921
Mercury Systems, Inc.* (Aerospace & Defense)	264	9,132
MGIC Investment Corp. (Financial Services)	3,100	48,949
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	621	67,129
MSA Safety, Inc. (Commercial Services & Supplies)	180	31,313
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	256	24,392
National Fuel Gas Co. (Gas Utilities)	298	15,305
National Instruments Corp. (Electronic Equipment, Instruments & Components)	597	34,268
National Storage Affiliates Trust (Specialized REITs)	471	16,405
NCR Corp.* (Software)	1,518	38,254
Neogen Corp.* (Health Care Equipment & Supplies)	2,338	50,852
New Jersey Resources Corp. (Gas Utilities)	367	17,322
New York Community Bancorp, Inc. (Banks)	7,810	87,783
NewMarket Corp. (Chemicals)	33	13,270
NNN REIT, Inc. (Retail REITs)	926	39,624
Nordstrom, Inc. (Broadline Retail)	1,222	25,014
NorthWestern Corp. (Multi-Utilities)	647	36,724
Old National Bancorp (Banks)	3,165	44,120
Old Republic International Corp. (Insurance)	2,945	74,126
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	318	18,422
Omega Healthcare Investors, Inc. (Health Care REITs)	1,293	39,682
Omnicell, Inc.* (Health Care Equipment & Supplies)	488	35,951

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value :: 83

Common Stocks, continued

	Shares	Value
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	233	$18,747
Oshkosh Corp. (Machinery)	706	61,132
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	608	23,147
Owens Corning (Building Products)	448	58,464
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	177	13,068
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,332	29,896
Patterson Cos., Inc. (Health Care Providers & Services)	940	31,264
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,666	40,034
Penumbra, Inc.* (Health Care Equipment & Supplies)	153	52,641
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	929	55,963
Perrigo Co. PLC (Pharmaceuticals)	1,464	49,703
Physicians Realty Trust (Health Care REITs)	2,577	36,052
Pilgrim's Pride Corp.* (Food Products)	486	10,444
Pinnacle Financial Partners, Inc. (Banks)	830	47,020
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	294	19,827
PNM Resources, Inc. (Electric Utilities)	353	15,920
Polaris, Inc. (Leisure Products)	278	33,619
Portland General Electric Co. (Electric Utilities)	1,045	48,938
Post Holdings, Inc.* (Food Products)	579	50,170
PotlatchDeltic Corp. (Specialized REITs)	372	19,660
Primerica, Inc. (Insurance)	121	23,929
Progyny, Inc.* (Health Care Providers & Services)	521	20,496
Prosperity Bancshares, Inc. (Banks)	1,020	57,610
PVH Corp. (Textiles, Apparel & Luxury Goods)	679	57,695
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	263	21,792
R1 RCM, Inc.* (Health Care Providers & Services)	1,493	27,546
Rayonier, Inc. (Specialized REITs)	721	22,639
Regal Rexnord Corp. (Electrical Equipment)	717	110,345
Reinsurance Group of America, Inc. (Insurance)	720	99,857
RenaissanceRe Holdings, Ltd. (Insurance)	239	44,578
Rexford Industrial Realty, Inc. (Industrial REITs)	934	48,773
RH* (Specialty Retail)	193	63,611
Ryder System, Inc. (Ground Transportation)	503	42,649
Sabra Health Care REIT, Inc. (Health Care REITs)	2,500	29,425
Saia, Inc.* (Ground Transportation)	123	42,116
Science Applications International Corp. (Professional Services)	193	21,709
Sensient Technologies Corp. (Chemicals)	457	32,506
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	163	25,712
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,452	76,461
Sonoco Products Co. (Containers & Packaging)	519	30,631
Sotera Health Co.* (Life Sciences Tools & Services)	1,069	20,140
SouthState Corp. (Banks)	353	23,227
Southwest Gas Holdings, Inc. (Gas Utilities)	710	45,192
Spire, Inc. (Gas Utilities)	290	18,398
Spirit Realty Capital, Inc. (Retail REITs)	1,528	60,172
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	513	18,842
STAAR Surgical Co.* (Health Care Equipment & Supplies)	167	8,779
STAG Industrial, Inc. (Industrial REITs)	1,067	38,284
Starwood Property Trust, Inc. (Mortgage REITs)	3,375	65,475
Stericycle, Inc.* (Commercial Services & Supplies)	1,000	46,439
Stifel Financial Corp. (Capital Markets)	1,148	68,502
Sunrun, Inc.* (Electrical Equipment)	2,332	41,650
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	99	24,675
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	427	36,457
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,121	47,239
Synovus Financial Corp. (Banks)	1,580	47,795
Taylor Morrison Home Corp.* (Household Durables)	1,180	57,549
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	449	42,206
TEGNA, Inc. (Media)	2,434	39,528
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,102	89,681
Teradata Corp.* (Software)	590	31,512
Terex Corp. (Machinery)	733	43,855
Tetra Tech, Inc. (Commercial Services & Supplies)	248	40,608
Texas Capital Bancshares, Inc.* (Banks)	518	26,677
The Boston Beer Co., Inc.*—Class A (Beverages)	31	9,562
The Brink's Co. (Commercial Services & Supplies)	266	18,043
The Chemours Co. (Chemicals)	694	25,602
The Gap, Inc. (Specialty Retail)	2,307	20,602
The Goodyear Tire & Rubber Co.* (Automobile Components)	3,065	41,929
The Hanover Insurance Group, Inc. (Insurance)	158	17,859
The Middleby Corp.* (Machinery)	301	44,497
The New York Times Co.—Class A (Media)	886	34,891
The Scotts Miracle-Gro Co. (Chemicals)	443	27,772
The Timken Co. (Machinery)	363	33,225
The Western Union Co. (Financial Services)	4,050	47,507
Thor Industries, Inc. (Automobile Components)	579	59,927
Toll Brothers, Inc. (Household Durables)	1,114	88,084
TopBuild Corp.* (Household Durables)	161	42,829
Topgolf Callaway Brands Corp.* (Leisure Products)	1,505	29,874
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	825	33,281
Trex Co., Inc.* (Building Products)	553	36,255
TripAdvisor, Inc.* (Interactive Media & Services)	1,147	18,914
UGI Corp. (Gas Utilities)	2,264	61,060
UMB Financial Corp. (Banks)	472	28,745
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,041	14,736
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	2,050	13,756
United Bankshares, Inc. (Banks)	757	22,460
United States Steel Corp. (Metals & Mining)	2,449	61,249
Univar Solutions, Inc.* (Trading Companies & Distributors)	1,706	61,143

See accompanying notes to financial statements.

84 :: ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	174	$25,079
Unum Group (Insurance)	2,004	95,591
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	1,765	77,661
Valley National Bancorp (Banks)	4,559	35,332
Valvoline, Inc. (Specialty Retail)	810	30,383
Vicor Corp.* (Electrical Equipment)	138	7,452
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,380	40,572
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,683	54,209
Vornado Realty Trust (Office REITs)	1,743	31,618
Voya Financial, Inc. (Financial Services)	1,063	76,227
Watts Water Technologies, Inc.—Class A (Machinery)	142	26,090
Webster Financial Corp. (Banks)	1,890	71,348
Werner Enterprises, Inc. (Ground Transportation)	637	28,143
WESCO International, Inc. (Trading Companies & Distributors)	268	47,988
Williams-Sonoma, Inc. (Specialty Retail)	369	46,177
Wintrust Financial Corp. (Banks)	662	48,074
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	740	41,137
Woodward, Inc. (Aerospace & Defense)	649	77,173
Worthington Industries, Inc. (Metals & Mining)	167	11,601
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	446	30,582
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,222	18,196
XPO, Inc.* (Ground Transportation)	1,253	73,926
YETI Holdings, Inc.* (Leisure Products)	422	16,390
Ziff Davis, Inc.* (Interactive Media & Services)	511	35,800
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,399	35,521
TOTAL COMMON STOCKS (Cost $9,070,534)		11,882,565

Repurchase Agreements(b)  (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $39,016	$39,000	$39,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,000)		39,000

Collateral for Securities Loaned(c)  (1.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(d)	128,938	$128,938
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $128,938)		128,938
TOTAL INVESTMENT SECURITIES (Cost $9,238,472)—101.1%		12,050,503
Net other assets (liabilities)—(1.1)%		(129,402)
NET ASSETS—100.0%		$11,921,101

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $124,078.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value :: 85

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$155,635	1.3%
Air Freight & Logistics	80,787	0.7%
Automobile Components	339,338	2.8%
Banks	947,638	8.0%
Beverages	41,363	0.3%
Biotechnology	21,432	0.2%
Broadline Retail	118,317	1.0%
Building Products	254,407	2.1%
Capital Markets	202,013	1.7%
Chemicals	195,302	1.6%
Commercial Services & Supplies	136,403	1.1%
Communications Equipment	110,687	0.9%
Construction & Engineering	226,656	1.9%
Construction Materials	23,969	0.2%
Consumer Staples Distribution & Retail	221,447	1.9%
Containers & Packaging	231,948	1.9%
Diversified Consumer Services	23,431	0.2%
Diversified Telecommunication Services	45,016	0.4%
Electric Utilities	170,064	1.4%
Electrical Equipment	235,463	2.0%
Electronic Equipment, Instruments & Components	666,134	5.7%
Financial Services	257,487	2.2%
Food Products	155,445	1.3%
Gas Utilities	157,277	1.3%
Ground Transportation	266,582	2.2%
Health Care Equipment & Supplies	395,779	3.3%
Health Care Providers & Services	302,241	2.5%
Health Care REITs	242,765	1.9%
Health Care Technology	17,895	0.2%
Hotel & Resort REITs	29,896	0.3%
Hotels, Restaurants & Leisure	349,797	2.9%
Household Durables	304,084	2.6%
Household Products	24,144	0.2%
Independent Power and Renewable Electricity Producers	18,747	0.2%
Industrial REITs	161,456	1.4%
Insurance	565,812	4.7%
Interactive Media & Services	90,235	0.8%
IT Services	29,402	0.2%
Leisure Products	181,868	1.5%
Life Sciences Tools & Services	132,961	1.1%
Machinery	548,471	4.7%
Marine Transportation	49,941	0.4%
Media	107,930	0.8%
Metals & Mining	260,970	2.3%
Mortgage REITs	65,475	0.5%
Multi-Utilities	57,574	0.5%
Office REITs	144,487	1.2%
Oil, Gas & Consumable Fuels	98,740	0.8%
Passenger Airlines	31,418	0.3%
Personal Care Products	79,742	0.7%
Pharmaceuticals	49,703	0.4%
Professional Services	236,620	2.0%
Real Estate Management & Development	80,549	0.7%
Residential REITs	102,451	0.9%
Retail REITs	209,664	1.8%
Semiconductors & Semiconductor Equipment	214,924	1.8%
Software	254,250	2.1%
Specialized REITs	235,750	1.9%
Specialty Retail	452,045	3.8%
Technology Hardware, Storage & Peripherals	42,871	0.4%
Textiles, Apparel & Luxury Goods	270,585	2.3%
Trading Companies & Distributors	157,082	1.3%
Other**	38,536	0.3%
Total	$11,921,101	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

86 :: ProFund VP Nasdaq-100 :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks (60.2%)

	Shares	Value
Activision Blizzard, Inc.* (Entertainment)	4,112	$346,642
Adobe, Inc.* (Software)	2,399	1,173,087
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,423	959,464
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,157	276,441
Align Technology, Inc.* (Health Care Equipment & Supplies)	400	141,456
Alphabet, Inc.*—Class A (Interactive Media & Services)	24,414	2,922,356
Alphabet, Inc.*—Class C (Interactive Media & Services)	23,683	2,864,933
Amazon.com, Inc.* (Broadline Retail)	41,369	5,392,863
American Electric Power Co., Inc. (Electric Utilities)	2,693	226,752
Amgen, Inc. (Biotechnology)	2,795	620,545
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,623	510,987
ANSYS, Inc.* (Software)	453	149,612
Apple, Inc. (Technology Hardware, Storage & Peripherals)	51,006	9,893,634
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,392	634,820
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	459	332,660
AstraZeneca PLCADR (Pharmaceuticals)	3,096	221,581
Atlassian Corp.*—Class A (Software)	794	133,241
Autodesk, Inc.* (Software)	1,120	229,163
Automatic Data Processing, Inc. (Professional Services)	2,161	474,966
Baker Hughes Co. (Energy Equipment & Services)	5,295	167,375
Biogen, Inc.* (Biotechnology)	757	215,631
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	193	521,164
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,181	1,891,865
Cadence Design Systems, Inc.* (Software)	1,426	334,426
Charter Communications, Inc.*—Class A (Media)	788	289,488
Cintas Corp. (Commercial Services & Supplies)	532	264,447
Cisco Systems, Inc. (Communications Equipment)	21,315	1,102,838
Cognizant Technology Solutions Corp.— Class A (IT Services)	2,654	173,253
Comcast Corp.—Class A (Media)	21,756	903,961
Constellation Energy Corp. (Electric Utilities)	1,697	155,360
Copart, Inc.* (Commercial Services & Supplies)	2,497	227,751
CoStar Group, Inc.* (Professional Services)	2,137	190,193
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,320	1,249,041
Crowdstrike Holdings, Inc.*—Class A (Software)	1,172	172,132
CSX Corp. (Ground Transportation)	10,634	362,619
Datadog, Inc.*—Class A (Software)	1,550	152,489
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,028	260,618
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	947	124,398
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,153	165,456
eBay, Inc. (Broadline Retail)	2,797	124,998
Electronic Arts, Inc. (Entertainment)	1,426	184,952
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	717	120,083
Exelon Corp. (Electric Utilities)	5,202	211,929
Fastenal Co. (Trading Companies & Distributors)	2,987	176,203
Fortinet, Inc.* (Software)	4,107	310,448
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	2,378	193,189
Gilead Sciences, Inc. (Biotechnology)	6,524	502,805
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	2,865	185,022
Honeywell International, Inc. (Industrial Conglomerates)	3,482	722,515
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	434	217,968
Illumina, Inc.* (Life Sciences Tools & Services)	827	155,054
Intel Corp. (Semiconductors & Semiconductor Equipment)	21,817	729,560
Intuit, Inc. (Software)	1,465	671,248
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,833	626,776
JD.com, Inc.ADR (Broadline Retail)	2,375	81,059
Keurig Dr Pepper, Inc. (Beverages)	7,343	229,616
KLA Corp. (Semiconductors & Semiconductor Equipment)	718	348,244
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	703	451,931
Lucid Group, Inc.*(a) (Automobile Components)	9,594	66,103
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	639	241,862
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,594	292,802
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,498	268,890
MercadoLibre, Inc.* (Broadline Retail)	263	311,550
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	11,571	3,320,645
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,853	255,600
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,724	361,242
Microsoft Corp. (Software)	29,854	10,166,481
Moderna, Inc.* (Biotechnology)	1,994	242,271
Mondelez International, Inc.—Class A (Food Products)	7,123	519,551
Monster Beverage Corp.* (Beverages)	5,475	314,484
Netflix, Inc.* (Entertainment)	2,325	1,024,139
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	12,920	5,465,419
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,359	278,160
Old Dominion Freight Line, Inc. (Ground Transportation)	574	212,237
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,259	213,656
O'Reilly Automotive, Inc.* (Specialty Retail)	318	303,785

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Nasdaq-100 :: 87

Common Stocks, continued

	Shares	Value
PACCAR, Inc. (Machinery)	2,733	$228,615
Palo Alto Networks, Inc.*(a) (Software)	1,600	408,816
Paychex, Inc. (Professional Services)	1,886	210,987
PayPal Holdings, Inc.* (Financial Services)	5,836	389,436
PDD Holdings, Inc.*ADR (Broadline Retail)	3,194	220,833
PepsiCo, Inc. (Beverages)	7,206	1,334,696
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	5,827	693,646
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	564	405,257
Ross Stores, Inc. (Specialty Retail)	1,789	200,601
Seagen, Inc.* (Biotechnology)	981	188,803
Sirius XM Holdings, Inc.(a) (Media)	20,234	91,660
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,996	593,963
Synopsys, Inc.* (Software)	796	346,586
Tesla, Inc.* (Automobile Components)	12,779	3,345,158
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,748	854,735
The Kraft Heinz Co. (Food Products)	6,419	227,875
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	6,276	871,736
Verisk Analytics, Inc. (Professional Services)	757	171,105
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,347	474,023
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	4,513	128,575
Warner Bros. Discovery, Inc.* (Entertainment)	12,742	159,785
Workday, Inc.*—Class A (Software)	1,077	243,284
Xcel Energy, Inc. (Electric Utilities)	2,879	178,987
Zoom Video Communications, Inc.*— Class A (Software)	1,312	89,059
Zscaler, Inc.* (Software)	759	111,042
TOTAL COMMON STOCKS (Cost $16,926,806)		78,701,448

Repurchase Agreements(b)(c)  (38.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $49,652,379	$49,632,000	$49,632,000
TOTAL REPURCHASE AGREEMENTS (Cost $49,632,000)		49,632,000

Collateral for Securities Loaned(d)  (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(e)	758,667	$758,667
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $758,667)		758,667
TOTAL INVESTMENT SECURITIES (Cost $67,317,473)—98.8%		129,092,115
Net other assets (liabilities)—1.2%		1,527,523
NET ASSETS—100.0%		$130,619,638

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $751,269.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $4,902,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	5	9/18/23	$1,533,700	$44,629

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/27/23	5.67%	$50,243,185	$718,872
Nasdaq-100 Index	UBS AG	7/27/23	5.87%	151,792	2,268
				$50,394,977	$721,140

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

88 :: ProFund VP Nasdaq-100 :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

ProFund VP Nasdaq-100 invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Automobile Components	$3,411,261	2.6%
Beverages	1,878,796	1.4%
Biotechnology	2,649,335	2.0%
Broadline Retail	6,131,303	4.7%
Commercial Services & Supplies	492,198	0.4%
Communications Equipment	1,102,838	0.8%
Consumer Staples Distribution & Retail	1,543,072	1.2%
Electric Utilities	773,028	0.6%
Energy Equipment & Services	167,375	0.1%
Entertainment	1,715,518	1.3%
Financial Services	389,436	0.3%
Food Products	747,426	0.6%
Ground Transportation	574,856	0.4%
Health Care Equipment & Supplies	1,440,007	1.1%
Hotels, Restaurants & Leisure	1,684,370	1.3%
Industrial Conglomerates	722,515	0.6%
Interactive Media & Services	9,107,934	6.9%
IT Services	173,253	0.1%
Life Sciences Tools & Services	155,054	0.1%
Machinery	228,615	0.2%
Media	1,285,109	1.0%
Oil, Gas & Consumable Fuels	124,398	0.1%
Pharmaceuticals	221,581	0.2%
Professional Services	1,047,251	0.8%
Semiconductors & Semiconductor Equipment	14,555,984	11.1%
Software	14,691,114	11.3%
Specialty Retail	504,386	0.4%
Technology Hardware, Storage & Peripherals	9,893,634	7.6%
Textiles, Apparel & Luxury Goods	241,862	0.2%
Trading Companies & Distributors	176,203	0.1%
Wireless Telecommunication Services	871,736	0.7%
Other**	51,918,190	39.8%
Total	$130,619,638	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Pharmaceuticals :: 89

Common Stocks (99.5%)

	Shares	Value
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	5,910	61,287
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	3,243	186,375
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	10,409	224,522
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	607	32,675
Arvinas, Inc.* (Pharmaceuticals)	4,959	123,082
Axsome Therapeutics, Inc.*(a) (Pharmaceuticals)	6,659	478,516
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,579	484,677
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	6,999	171,616
Catalent, Inc.* (Pharmaceuticals)	12,664	549,111
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	3,547	76,225
Corcept Therapeutics, Inc.* (Pharmaceuticals)	7,409	164,850
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	14,474	158,490
DICE Therapeutics, Inc.* (Pharmaceuticals)	4,605	213,948
Elanco Animal Health, Inc.* (Pharmaceuticals)	54,202	545,271
Eli Lilly & Co. (Pharmaceuticals)	1,101	516,347
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	6,888	242,389
Harrow Health, Inc.* (Pharmaceuticals)	4,256	81,034
Innoviva, Inc.* (Pharmaceuticals)	6,071	77,284
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	7,425	470,151
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,863	478,896
Johnson & Johnson (Pharmaceuticals)	3,069	507,981
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	1,078	77,724
Merck & Co., Inc. (Pharmaceuticals)	4,435	511,755
Ocular Therapeutix, Inc.* (Pharmaceuticals)	7,460	38,494
Organon & Co. (Pharmaceuticals)	22,402	466,186
Pacira BioSciences, Inc.* (Pharmaceuticals)	5,803	232,526
Perrigo Co. PLC (Pharmaceuticals)	12,543	425,835
Pfizer, Inc. (Pharmaceuticals)	12,601	462,205
Pliant Therapeutics, Inc.* (Pharmaceuticals)	6,802	123,252
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	2,503	148,753
Reata Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	5,235	533,761
Revance Therapeutics, Inc.* (Pharmaceuticals)	13,780	348,772
Royalty Pharma PLC—Class A (Pharmaceuticals)	14,921	458,672
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	4,143	124,539
Theravance Biopharma, Inc.* (Pharmaceuticals)	5,341	55,279
Ventyx Biosciences, Inc.* (Pharmaceuticals)	9,286	304,581
Viatris, Inc. (Pharmaceuticals)	52,354	522,493
Zoetis, Inc. (Pharmaceuticals)	3,011	518,524
TOTAL COMMON STOCKS (Cost $8,673,395)		11,198,078

Repurchase Agreements(b)  (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $43,018	$43,000	$43,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,000)		43,000

Collateral for Securities Loaned(c)  (6.0%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(d)	670,975	$670,975
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $670,975)		670,975
TOTAL INVESTMENT SECURITIES (Cost $9,387,370)—105.9%		11,912,053
Net other assets (liabilities)—(5.9)%		(663,957)
NET ASSETS—100.0%		$11,248,096

*	Non-income producing security.
(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $650,131.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	7/24/23	5.67%	$42,506	$(9,803)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

90 :: ProFund VP Pharmaceuticals :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Pharmaceuticals	$11,198,078	99.5%
Other**	50,018	0.5%
Total	$11,248,096	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Precious Metals :: 91

Repurchase Agreements(a)(b)  (98.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $24,207,936	$24,198,000	$24,198,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,198,000)		24,198,000
TOTAL INVESTMENT SECURITIES (Cost $24,198,000)—98.5%		24,198,000
Net other assets (liabilities)—1.5%		378,336
NET ASSETS—100.0%		$24,576,336

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $3,930,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	7/24/23	5.67%	$8,027,933	$74,991
Dow Jones Precious Metals Index	UBS AG	7/24/23	5.82%	16,397,085	185,921
				$24,425,018	$260,912

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

92 :: ProFund VP Real Estate :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks (98.1%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	899	$102,028
American Tower Corp. (Specialized REITs)	2,662	516,269
AvalonBay Communities, Inc. (Residential REITs)	811	153,498
Boston Properties, Inc. (Office REITs)	815	46,936
Camden Property Trust (Residential REITs)	610	66,411
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,775	143,260
CoStar Group, Inc.* (Professional Services)	2,334	207,726
Crown Castle, Inc. (Specialized REITs)	2,477	282,229
Digital Realty Trust, Inc. (Specialized REITs)	1,664	189,480
Equinix, Inc. (Specialized REITs)	534	418,624
Equity Commonwealth (Office REITs)	1	15
Equity Residential (Residential REITs)	1,948	128,510
Essex Property Trust, Inc. (Residential REITs)	367	85,988
Extra Space Storage, Inc. (Specialized REITs)	771	114,763
Federal Realty Investment Trust (Diversified REITs)	419	40,547
Healthpeak Properties, Inc. (Health Care REITs)	3,125	62,813
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	4,063	68,380
Invitation Homes, Inc. (Residential REITs)	3,321	114,242
Iron Mountain, Inc. (Specialized REITs)	1,666	94,662
Kimco Realty Corp. (Retail REITs)	3,541	69,829
Mid-America Apartment Communities, Inc. (Residential REITs)	666	101,139
Prologis, Inc. (Industrial REITs)	5,275	646,873
Public Storage (Specialized REITs)	904	263,860
Realty Income Corp. (Retail REITs)	3,846	229,951
Regency Centers Corp. (Retail REITs)	879	54,296
SBA Communications Corp. (Specialized REITs)	619	143,459
Simon Property Group, Inc. (Retail REITs)	1,868	215,717
UDR, Inc. (Residential REITs)	1,768	75,953
Ventas, Inc. (Health Care REITs)	2,285	108,012
VICI Properties, Inc. (Specialized REITs)	5,737	180,314
Welltower, Inc. (Health Care REITs)	2,839	229,646
Weyerhaeuser Co. (Specialized REITs)	4,183	140,172
TOTAL COMMON STOCKS (Cost $2,317,363)		5,295,602

Repurchase Agreements(a)  (2.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $135,055	$135,000	$135,000
TOTAL REPURCHASE AGREEMENTS (Cost $135,000)		135,000
TOTAL INVESTMENT SECURITIES (Cost $2,452,363)—100.6%		5,430,602
Net other assets (liabilities)—(0.6)%		(32,929)
NET ASSETS—100.0%		$5,397,673

*	Non-income producing security.

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT	Real Estate Investment Trust

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	7/24/23	5.67%	$147,596	$7,071

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Diversified REITs	$40,547	0.8%
Health Care REITs	400,471	7.4%
Hotel & Resort REITs	68,380	1.3%
Industrial REITs	646,873	12.0%
Office REITs	148,979	2.8%
Professional Services	207,726	3.8%
Real Estate Management & Development	143,260	2.7%
Residential REITs	725,741	13.4%
Retail REITs	569,793	10.6%
Specialized REITs	2,343,832	43.3%
Other**	102,071	1.9%
Total	$5,397,673	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Rising Rates Opportunity :: 93

Repurchase Agreements(a)(b)  (99.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $10,266,213	$10,262,000	$10,262,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,262,000)		10,262,000
TOTAL INVESTMENT SECURITIES (Cost $10,262,000)—99.8%		10,262,000
Net other assets (liabilities)—0.2%		18,398
NET ASSETS—100.0%		$10,280,398

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $311,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.625% due on 5/15/53	Citibank North America	7/17/23	(4.95)%	$(6,740,553)	$6,652
30-Year U.S. Treasury Bond, 3.625% due on 5/15/53	Societe' Generale	7/17/23	(4.89)%	(6,404,006)	8,094
				$(13,144,559)	$14,746

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

94 :: ProFund VP Semiconductor :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks (67.1%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	17,418	$1,984,085
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	705	31,824
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,089	32,398
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	5,472	1,066,000
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	9,141	1,321,240
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,510	3,912,110
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	598	48,444
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	1,482	248,205
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,619	179,418
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	770	49,727
Intel Corp. (Semiconductors & Semiconductor Equipment)	45,119	1,508,779
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,484	719,770
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,454	934,718
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,489	143,048
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	9,294	555,595
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,926	530,910
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	11,839	747,159
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	621	67,130
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	487	263,092
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	26,750	11,315,786
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,810	575,151
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,672	441,878
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	620	58,695
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,081	110,294
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	12,051	1,434,551
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	692	17,618
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	346	54,578
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,721	190,497
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	610	164,121
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,677	186,700
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	9,819	1,767,617
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	471	67,885
Wolfspeed, Inc.*(a) (Semiconductors & Semiconductor Equipment)	1,346	74,824
TOTAL COMMON STOCKS (Cost $15,805,225)		30,803,847

Repurchase Agreements(b)  (2.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $1,139,468	$1,139,000	$1,139,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,139,000)		1,139,000

Collateral for Securities Loaned(c)  (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(d)	180,722	$180,722
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $180,722)		180,722
TOTAL INVESTMENT SECURITIES (Cost $17,124,947)—70.0%		32,123,569
Net other assets (liabilities)—30.0%		13,762,571
NET ASSETS—100.0%		$45,886,140

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $124,551.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.

(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Semiconductor :: 95

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	7/24/23	5.67%	$15,072,060	$45,260

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$30,803,847	67.1%
Other**	15,082,293	32.9%
Total	$45,886,140	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

96 :: ProFund VP Short Dow 30 :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (88.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $6,002	$6,000	$6,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,000)		6,000
TOTAL INVESTMENT SECURITIES (Cost $6,000)—88.7%		6,000
Net other assets (liabilities)—11.3%		768
NET ASSETS—100.0%		$6,768

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $4,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/27/23	(5.42)%	$(1,334)	$(20)
Dow Jones Industrial Average	UBS AG	7/27/23	(4.92)%	(5,431)	(74)
				$(6,765)	$(94)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Short Emerging Markets :: 97

Repurchase Agreements(a)(b)  (107.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $973,399	$973,000	$973,000
TOTAL REPURCHASE AGREEMENTS (Cost $973,000)		973,000
TOTAL INVESTMENT SECURITIES (Cost $973,000)—107.7%		973,000
Net other assets (liabilities)—(7.7)%		(69,751)
NET ASSETS—100.0%		$903,249

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $302,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	7/27/23	(4.72)%	$(433,972)	$7,497
S&P Emerging 50 ADR Index (USD)	UBS AG	7/27/23	(4.57)%	(468,593)	7,271
				$(902,565)	$14,768

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

98 :: ProFund VP Short International :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (109.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $888,365	$888,000	$888,000
TOTAL REPURCHASE AGREEMENTS (Cost $888,000)		888,000
TOTAL INVESTMENT SECURITIES (Cost $888,000)—109.0%		888,000
Net other assets (liabilities)—(9.0)%		(73,685)
NET ASSETS—100.0%		$814,315

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $133,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	7/27/23	(4.87)%	$(615,685)	$(6,776)
MSCI EAFE Index	UBS AG	7/27/23	(4.77)%	(194,204)	(1,887)
				$(809,889)	$(8,663)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Short Mid-Cap :: 99

Repurchase Agreements(a)(b)  (102.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $148,061	$148,000	$148,000
TOTAL REPURCHASE AGREEMENTS (Cost $148,000)		148,000
TOTAL INVESTMENT SECURITIES (Cost $148,000)—102.7%		148,000
Net other assets (liabilities)—(2.7)%		(3,835)
NET ASSETS—100.0%		$144,165

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $5,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/27/23	(5.17)%	$(62,296)	$(1,144)
S&P MidCap 400	UBS AG	7/27/23	(5.07)%	(80,592)	(2,347)
				$(142,888)	$(3,491)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

100 :: ProFund VP Short Nasdaq-100 :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Repurchase Agreements(a)(b)  (99.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $4,102,684	$4,101,000	$4,101,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,101,000)		4,101,000
TOTAL INVESTMENT SECURITIES (Cost $4,101,000)—99.6%		4,101,000
Net other assets (liabilities)—0.4%		14,983
NET ASSETS—100.0%		$4,115,983

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $727,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	2	9/18/23	$(613,480)	$(23,708)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/27/23	(5.42)%	$(106,255)	$(1,719)
Nasdaq-100 Index	UBS AG	7/27/23	(5.22)%	(3,384,964)	(52,806)
				$(3,491,219)	$(54,525)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Short Small-Cap :: 101

Repurchase Agreements(a)(b)  (97.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $3,729,531	$3,728,000	$3,728,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,728,000)		3,728,000
TOTAL INVESTMENT SECURITIES (Cost $3,728,000)—97.9%		3,728,000
Net other assets (liabilities)—2.1%		78,716
NET ASSETS—100.0%		$3,806,716

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $621,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	9/18/23	$(190,370)	$(854)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	7/27/23	(5.07)%	$(2,432,684)	$(53,714)
Russell 2000 Index	UBS AG	7/27/23	(4.57)%	(1,176,679)	(20,737)
				$(3,609,363)	$(74,451)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

102 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks (59.3%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	79	$616
1st Source Corp. (Banks)	51	2,138
23andMe Holding Co.*—Class A (Health Care Providers & Services)	790	1,383
2seventy bio, Inc.* (Biotechnology)	153	1,548
2U, Inc.* (Diversified Consumer Services)	241	971
374Water, Inc.* (Machinery)	180	430
3D Systems Corp.* (Machinery)	388	3,853
4D Molecular Therapeutics, Inc.* (Biotechnology)	96	1,735
5E Advanced Materials, Inc.* (Metals & Mining)	120	394
89bio, Inc.* (Biotechnology)	188	3,563
8x8, Inc.* (Software)	344	1,455
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	67	460
A10 Networks, Inc. (Software)	215	3,137
Aadi Bioscience, Inc.* (Biotechnology)	49	335
AAON, Inc. (Building Products)	137	12,989
AAR Corp.* (Aerospace & Defense)	105	6,065
Aaron's Co., Inc. (The) (Specialty Retail)	96	1,357
Abercrombie & Fitch Co.* (Specialty Retail)	149	5,614
ABM Industries, Inc. (Commercial Services & Supplies)	202	8,615
Acacia Research Corp.* (Financial Services)	116	483
Academy Sports & Outdoors, Inc. (Specialty Retail)	227	12,270
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	368	8,814
Acadia Realty Trust (Retail REITs)	284	4,087
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	164	1,732
ACCO Brands Corp. (Commercial Services & Supplies)	281	1,464
Accolade, Inc.* (Health Care Providers & Services)	201	2,707
Accuray, Inc.* (Health Care Equipment & Supplies)	284	1,099
ACI Worldwide, Inc.* (Software)	330	7,646
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	211	2,188
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	146	1,910
ACNB Corp. (Banks)	25	829
Acrivon Therapeutics, Inc.* (Biotechnology)	26	337
Actinium Pharmaceuticals, Inc.* (Biotechnology)	79	586
Acushnet Holdings Corp. (Leisure Products)	95	5,195
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	387	6,683
AdaptHealth Corp.* (Health Care Providers & Services)	224	2,726
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	345	2,315
Addus HomeCare Corp.* (Health Care Providers & Services)	48	4,450
Adeia, Inc. (Software)	325	3,578
Adicet Bio, Inc.* (Biotechnology)	92	224
Adient PLC* (Automobile Components)	291	11,151
ADMA Biologics, Inc.* (Biotechnology)	640	2,362
Adtalem Global Education, Inc.* (Diversified Consumer Services)	138	4,739
ADTRAN Holdings, Inc. (Communications Equipment)	237	2,496
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	114	12,705
AdvanSix, Inc. (Chemicals)	81	2,833
Advantage Solutions, Inc.* (Media)	264	618
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	79	3,259
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	243	13,332
Aerovate Therapeutics, Inc.* (Biotechnology)	31	532
AeroVironment, Inc.* (Aerospace & Defense)	76	7,773
AerSale Corp.* (Aerospace & Defense)	78	1,147
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	242	303
AFC Gamma, Inc. (Mortgage REITs)	50	623
Agenus, Inc.* (Biotechnology)	1,043	1,669
Agiliti, Inc.* (Health Care Providers & Services)	90	1,485
Agilysys, Inc.* (Software)	61	4,187
Agios Pharmaceuticals, Inc.* (Biotechnology)	169	4,786
Air Transport Services Group, Inc.* (Air Freight & Logistics)	171	3,227
AirSculpt Technologies, Inc.(a) (Health Care Providers & Services)	37	319
Akero Therapeutics, Inc.* (Biotechnology)	137	6,397
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	210	668
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	55	406
Alamo Group, Inc. (Machinery)	31	5,701
Alarm.com Holdings, Inc.* (Software)	146	7,545
Albany International Corp. (Machinery)	95	8,862
Aldeyra Therapeutics, Inc.* (Biotechnology)	142	1,191
Alector, Inc.* (Biotechnology)	193	1,160
Alerus Financial Corp. (Financial Services)	55	989
Alexander & Baldwin, Inc. (Diversified REITs)	221	4,106
Alexander's, Inc. (Retail REITs)	7	1,287
Alico, Inc. (Food Products)	22	560
Alight, Inc.*—Class A (Professional Services)	1,211	11,190
Alignment Healthcare, Inc.* (Health Care Providers & Services)	259	1,489
Alkami Technology, Inc.* (Software)	120	1,967
Alkermes PLC* (Biotechnology)	504	15,775
Allakos, Inc.* (Biotechnology)	202	881
Allbirds, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	289	364
Allegiant Travel Co.* (Passenger Airlines)	48	6,061
ALLETE, Inc. (Electric Utilities)	176	10,203
Allied Motion Technologies, Inc. (Electronic Equipment, Instruments & Components)	42	1,677
Allogene Therapeutics, Inc.* (Biotechnology)	250	1,243
Allovir, Inc.* (Biotechnology)	127	432
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	71	2,329
Alpha Metallurgical Resources, Inc. (Metals & Mining)	39	6,410
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	234	4,207

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 103

Common Stocks, continued

	Shares	Value
Alpine Immune Sciences, Inc.* (Biotechnology)	97	$997
Alpine Income Property Trust, Inc. (Diversified REITs)	40	650
Alta Equipment Group, Inc. (Trading Companies & Distributors)	58	1,005
Altair Engineering, Inc.*—Class A (Software)	163	12,362
AlTi Global, Inc.* (Capital Markets)	64	490
Altimmune, Inc.* (Biotechnology)	150	530
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	194	1,048
ALX Oncology Holdings, Inc.* (Biotechnology)	66	496
Amalgamated Financial Corp. (Banks)	54	869
A-Mark Precious Metals, Inc. (Financial Services)	58	2,171
Ambac Financial Group, Inc.* (Insurance)	135	1,922
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	111	9,287
AMC Networks, Inc.*—Class A (Media)	94	1,123
Amerant Bancorp, Inc. (Banks)	79	1,358
Ameresco, Inc.*—Class A (Construction & Engineering)	98	4,766
American Assets Trust, Inc. (Diversified REITs)	148	2,842
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	347	2,870
American Eagle Outfitters, Inc. (Specialty Retail)	556	6,561
American Equity Investment Life Holding Co. (Insurance)	237	12,349
American National Bankshares, Inc. (Banks)	31	898
American Realty Investors, Inc.* (Real Estate Management & Development)	5	109
American Software, Inc.—Class A (Software)	97	1,019
American States Water Co. (Water Utilities)	113	9,830
American Vanguard Corp. (Chemicals)	82	1,465
American Well Corp.*—Class A (Health Care Technology)	746	1,567
American Woodmark Corp.* (Building Products)	51	3,895
America's Car-Mart, Inc.* (Specialty Retail)	18	1,796
Ameris Bancorp (Banks)	201	6,876
AMERISAFE, Inc. (Insurance)	58	3,093
Ames National Corp. (Banks)	26	469
Amicus Therapeutics, Inc.* (Biotechnology)	853	10,714
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	312	9,282
AMMO, Inc.* (Leisure Products)	274	584
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	123	13,422
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	371	1,150
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	116	6,667
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	110	745
Amplitude, Inc.*—Class A (Software)	206	2,266
Amprius Technologies, Inc.* (Electrical Equipment)	16	115
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	154	3,322
Amyris, Inc.* (Chemicals)	668	688
AnaptysBio, Inc.* (Biotechnology)	58	1,180
Anavex Life Sciences Corp.*(a) (Biotechnology)	213	1,732
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	36	297
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	115	1,199
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	39	2,099
Anika Therapeutics, Inc.* (Biotechnology)	44	1,143
Annexon, Inc.* (Biotechnology)	139	489
Anterix, Inc.* (Diversified Telecommunication Services)	56	1,775
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	328	2,191
Apartment Investment and Management Co. (Residential REITs)	451	3,843
API Group Corp.* (Construction & Engineering)	636	17,337
Apogee Enterprises, Inc. (Building Products)	67	3,180
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	432	4,890
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	130	4,108
Appfolio, Inc.*—Class A (Software)	58	9,984
Appian Corp.*—Class A (Software)	125	5,950
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	656	9,912
Applied Digital Corp.*(a) (Software)	207	1,935
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	117	16,946
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	546	8,092
Arbutus Biopharma Corp.* (Biotechnology)	379	872
ArcBest Corp. (Ground Transportation)	73	7,212
Arcellx, Inc.* (Biotechnology)	115	3,636
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	56	6,315
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	464	1,912
Archrock, Inc. (Energy Equipment & Services)	423	4,336
Arconic Corp.* (Metals & Mining)	301	8,904
Arcosa, Inc. (Construction & Engineering)	148	11,214
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	71	2,036
Arcus Biosciences, Inc.* (Biotechnology)	160	3,250
Arcutis Biotherapeutics, Inc.* (Biotechnology)	156	1,487
Ardelyx, Inc.* (Biotechnology)	648	2,197
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	125	1,544
Ares Commercial Real Estate Corp. (Mortgage REITs)	158	1,604
Argan, Inc. (Construction & Engineering)	39	1,537
Argo Group International Holdings, Ltd. (Insurance)	97	2,872
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	91	939
Arko Corp. (Specialty Retail)	251	1,995
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	263	2,869
Armada Hoffler Properties, Inc. (Diversified REITs)	205	2,394
ARMOUR Residential REIT, Inc.(a) (Mortgage REITs)	597	3,182
Array Technologies, Inc.* (Electrical Equipment)	461	10,419

See accompanying notes to financial statements.

104 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Arrow Financial Corp. (Banks)	44	$886
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	312	11,126
ARS Pharmaceuticals, Inc.* (Biotechnology)	74	496
Artesian Resources Corp.—Class A (Water Utilities)	26	1,228
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	187	7,351
Artivion, Inc.* (Health Care Equipment & Supplies)	120	2,063
Arvinas, Inc.* (Pharmaceuticals)	149	3,698
Asana, Inc.*—Class A (Software)	242	5,334
Asbury Automotive Group, Inc.* (Specialty Retail)	66	15,869
ASGN, Inc.* (Professional Services)	147	11,118
Aspen Aerogels, Inc.* (Chemicals)	155	1,223
Assertio Holdings, Inc.* (Pharmaceuticals)	168	911
AssetMark Financial Holdings, Inc.* (Capital Markets)	67	1,987
Associated Banc-Corp. (Banks)	461	7,482
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	184	865
Astec Industries, Inc. (Machinery)	69	3,135
Astria Therapeutics, Inc.* (Biotechnology)	78	650
Astronics Corp.* (Aerospace & Defense)	79	1,569
Asure Software, Inc.* (Professional Services)	58	705
Atara Biotherapeutics, Inc.* (Biotechnology)	290	467
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	233	871
ATI, Inc.* (Metals & Mining)	392	17,339
Atkore, Inc.* (Electrical Equipment)	120	18,712
Atlantic Union Bankshares Corp. (Banks)	229	5,943
Atlanticus Holdings Corp.* (Consumer Finance)	14	588
Atlas Energy Solutions, Inc.—Class A (Energy Equipment & Services)	49	851
ATN International, Inc. (Diversified Telecommunication Services)	33	1,208
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	64	561
AtriCure, Inc.* (Health Care Equipment & Supplies)	142	7,009
Atrion Corp. (Health Care Equipment & Supplies)	4	2,263
Aura Biosciences, Inc.* (Biotechnology)	84	1,037
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	412	3,988
Aurora Innovation, Inc.* (Commercial Services & Supplies)	925	2,720
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	141	3,604
Avantax, Inc.* (Capital Markets)	120	2,686
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	153	259
AvePoint, Inc.* (Software)	466	2,684
Aviat Networks, Inc.* (Communications Equipment)	34	1,135
Avid Bioservices, Inc.* (Biotechnology)	189	2,640
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	103	2,627
Avidity Biosciences, Inc.* (Biotechnology)	215	2,384
AvidXchange Holdings, Inc.* (Financial Services)	454	4,713
Avient Corp. (Chemicals)	275	11,248
Avista Corp. (Multi-Utilities)	230	9,032
Avita Medical, Inc.* (Biotechnology)	76	1,293
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	99	18,150
Axogen, Inc.* (Health Care Equipment & Supplies)	124	1,132
Axonics, Inc.* (Health Care Equipment & Supplies)	149	7,520
Axos Financial, Inc.* (Banks)	173	6,823
Axsome Therapeutics, Inc.*(a) (Pharmaceuticals)	100	7,186
AZZ, Inc. (Building Products)	75	3,260
B Riley Financial, Inc.(a) (Capital Markets)	57	2,621
B&G Foods, Inc.(a) (Food Products)	216	3,007
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	179	1,056
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	90	13,280
Bakkt Holdings, Inc.* (Capital Markets)	212	261
Balchem Corp. (Chemicals)	97	13,077
Bally's Corp.* (Hotels, Restaurants & Leisure)	90	1,400
Banc of California, Inc. (Banks)	166	1,922
BancFirst Corp.(a) (Banks)	67	6,164
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	84	1,853
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	71	971
Bank First Corp. (Banks)	28	2,330
Bank of Hawaii Corp. (Banks)	119	4,906
Bank of Marin Bancorp (Banks)	48	848
Bank7 Corp. (Banks)	11	270
BankUnited, Inc. (Banks)	226	4,870
Bankwell Financial Group, Inc. (Banks)	18	439
Banner Corp. (Banks)	104	4,542
Bar Harbor Bankshares (Banks)	45	1,109
BARK, Inc.* (Specialty Retail)	333	443
Barnes Group, Inc. (Machinery)	149	6,286
Barrett Business Services, Inc. (Professional Services)	20	1,744
BayCom Corp. (Banks)	36	600
BCB Bancorp, Inc. (Banks)	46	540
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	149	12,364
Beam Therapeutics, Inc.* (Biotechnology)	208	6,641
Beazer Homes USA, Inc.* (Household Durables)	90	2,546
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	32	1,837
Belden, Inc. (Electronic Equipment, Instruments & Components)	129	12,339
BellRing Brands, Inc.* (Personal Care Products)	408	14,933
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	108	2,790
Benson Hill, Inc.* (Food Products)	527	685
Berkshire Grey, Inc.* (Machinery)	193	272
Berkshire Hills Bancorp, Inc. (Banks)	134	2,778
Berry Corp. (Oil, Gas & Consumable Fuels)	232	1,596
Beyond Air, Inc.* (Health Care Equipment & Supplies)	78	332
Beyond Meat, Inc.*(a) (Food Products)	180	2,336
BGC Partners, Inc.—Class A (Capital Markets)	956	4,235
Big 5 Sporting Goods Corp.(a) (Specialty Retail)	65	595

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 105

Common Stocks, continued

	Shares	Value
Big Lots, Inc. (Broadline Retail)	87	$768
BigBear.ai Holdings, Inc.* (IT Services)	82	193
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	204	2,030
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	2	394
BioAtla, Inc.* (Biotechnology)	134	402
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	576	4,055
Biohaven, Ltd.* (Biotechnology)	177	4,234
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	106	2,343
Biomea Fusion, Inc.*(a) (Biotechnology)	60	1,317
Biote Corp.*—Class A (Pharmaceuticals)	43	291
BioVie, Inc.* (Biotechnology)	10	43
Bioxcel Therapeutics, Inc.*(a) (Biotechnology)	58	386
Bit Digital, Inc.* (Software)	220	893
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	69	2,194
Black Hills Corp. (Multi-Utilities)	203	12,233
Blackbaud, Inc.* (Software)	132	9,396
Blackline, Inc.* (Software)	171	9,203
BlackSky Technology, Inc.* (Professional Services)	359	797
Blackstone Mortgage Trust, Inc.(a) —Class A (Mortgage REITs)	524	10,904
Blade Air Mobility, Inc.* (Passenger Airlines)	178	701
Blink Charging Co.*(a) (Electrical Equipment)	140	839
Bloom Energy Corp.*—Class A (Electrical Equipment)	586	9,581
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	267	7,180
Blue Bird Corp.* (Machinery)	53	1,191
Blue Foundry Bancorp* (Banks)	75	758
Blue Ridge Bankshares, Inc. (Banks)	54	478
Bluebird Bio, Inc.* (Biotechnology)	325	1,069
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	33	1,176
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	27	2,532
Blueprint Medicines Corp.* (Biotechnology)	185	11,692
Boise Cascade Co. (Trading Companies & Distributors)	121	10,932
Boot Barn Holdings, Inc.* (Specialty Retail)	91	7,707
Borr Drilling, Ltd.* (Energy Equipment & Services)	696	5,241
Boston Omaha Corp.*—Class A (Media)	70	1,317
Bowlero Corp.* (Hotels, Restaurants & Leisure)	89	1,036
Bowman Consulting Group, Ltd.* (Construction & Engineering)	31	988
Box, Inc.*—Class A (Software)	429	12,604
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	199	800
Brandywine Realty Trust (Office REITs)	518	2,409
Braze, Inc.*—Class A (Software)	105	4,598
BRC, Inc.*—Class A (Food Products)	113	583
Bread Financial Holdings, Inc. (Consumer Finance)	154	4,834
Bridgebio Pharma, Inc.* (Biotechnology)	348	5,986
Bridgewater Bancshares, Inc.* (Banks)	62	611
Bright Green Corp.* (Pharmaceuticals)	183	185
Brightcove, Inc.* (IT Services)	131	525
Brightsphere Investment Group, Inc. (Capital Markets)	99	2,074
BrightSpire Capital, Inc. (Mortgage REITs)	392	2,638
BrightView Holdings, Inc.* (Commercial Services & Supplies)	126	905
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	133	4,868
Bristow Group, Inc.* (Energy Equipment & Services)	72	2,069
Broadstone Net Lease, Inc. (Diversified REITs)	572	8,832
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	518	2,186
Brookfield Business Corp.—Class A (Industrial Conglomerates)	79	1,492
Brookfield Infrastructure Corp.—Class A (Gas Utilities)	300	13,674
Brookline Bancorp, Inc. (Banks)	266	2,325
BRP Group, Inc.*—Class A (Insurance)	180	4,460
BRT Apartments Corp. (Residential REITs)	36	713
Build-A-Bear Workshop, Inc. (Specialty Retail)	40	857
Bumble, Inc.*—Class A (Interactive Media & Services)	308	5,168
Burke & Herbert Financial Services Corp. (Banks)	20	1,284
Business First Bancshares, Inc. (Banks)	73	1,100
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	424	975
Byline Bancorp, Inc. (Banks)	75	1,357
C&F Financial Corp. (Banks)	10	537
C3.ai, Inc.*(a) —Class A (Software)	178	6,485
Cabaletta Bio, Inc.* (Biotechnology)	78	1,007
Cabot Corp. (Chemicals)	169	11,304
Cactus, Inc.—Class A (Energy Equipment & Services)	197	8,337
Cadence Bank (Banks)	554	10,881
Cadiz, Inc.* (Water Utilities)	123	499
Cadre Holdings, Inc. (Aerospace & Defense)	59	1,286
Calavo Growers, Inc. (Food Products)	53	1,538
Caledonia Mining Corp. PLC (Metals & Mining)	50	581
Caleres, Inc. (Specialty Retail)	106	2,537
California Resources Corp. (Oil, Gas & Consumable Fuels)	219	9,919
California Water Service Group (Water Utilities)	171	8,829
Calix, Inc.* (Communications Equipment)	179	8,933
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	186	6,523
Cal-Maine Foods, Inc. (Food Products)	116	5,220
Cambium Networks Corp.* (Communications Equipment)	37	563
Cambridge Bancorp (Banks)	23	1,249
Camden National Corp. (Banks)	43	1,332
Camping World Holdings, Inc.—Class A (Specialty Retail)	127	3,823
Cannae Holdings, Inc.* (Financial Services)	218	4,406
Cano Health, Inc.* (Health Care Providers & Services)	726	1,009
Cantaloupe, Inc.* (Financial Services)	174	1,385
Capital Bancorp, Inc. (Banks)	29	525
Capital City Bank Group, Inc. (Banks)	40	1,226
Capitol Federal Financial, Inc. (Banks)	388	2,394

See accompanying notes to financial statements.

106 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Capstar Financial Holdings, Inc. (Banks)	60	$736
Cara Therapeutics, Inc.* (Pharmaceuticals)	142	402
Cardlytics, Inc.* (Media)	103	651
CareDx, Inc.* (Biotechnology)	158	1,343
CareMax, Inc.* (Health Care Providers & Services)	228	709
CareTrust REIT, Inc. (Health Care REITs)	305	6,057
Cargurus, Inc.* (Interactive Media & Services)	298	6,744
Caribou Biosciences, Inc.* (Biotechnology)	173	735
Carisma Therapeutics, Inc. (Biotechnology)	81	710
CarParts.com, Inc.* (Specialty Retail)	161	684
Carpenter Technology Corp. (Metals & Mining)	147	8,251
Carriage Services, Inc. (Diversified Consumer Services)	41	1,331
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	112	564
Cars.com, Inc.* (Interactive Media & Services)	202	4,004
Carter Bankshares, Inc.* (Banks)	72	1,065
Carvana Co.*(a) (Specialty Retail)	292	7,569
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	169	15,287
Cass Information Systems, Inc. (Financial Services)	42	1,629
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	121	2,967
Castle Biosciences, Inc.* (Health Care Providers & Services)	76	1,043
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	293	3,938
Cathay General Bancorp (Banks)	212	6,824
Cavco Industries, Inc.* (Household Durables)	27	7,965
CBIZ, Inc.* (Professional Services)	146	7,779
CBL & Associates Properties, Inc.(a) (Retail REITs)	82	1,807
CECO Environmental Corp.* (Commercial Services & Supplies)	90	1,202
Celcuity, Inc.* (Biotechnology)	52	571
Celldex Therapeutics, Inc.* (Biotechnology)	141	4,784
Centerspace (Residential REITs)	46	2,823
Central Garden & Pet Co.* (Household Products)	30	1,163
Central Garden & Pet Co.*—Class A (Household Products)	120	4,375
Central Pacific Financial Corp. (Banks)	81	1,273
Central Valley Community Bancorp (Banks)	30	464
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	37	1,205
Century Aluminum Co.* (Metals & Mining)	160	1,395
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	84	596
Century Communities, Inc. (Household Durables)	87	6,666
Century Therapeutics, Inc.* (Biotechnology)	71	224
Cerence, Inc.* (Software)	123	3,595
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	188	5,977
Cerus Corp.* (Health Care Equipment & Supplies)	539	1,326
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	71	1,814
ChampionX Corp. (Energy Equipment & Services)	605	18,779
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	410	402
Chart Industries, Inc.* (Machinery)	128	20,452
Chase Corp. (Chemicals)	23	2,788
Chatham Lodging Trust (Hotel & Resort REITs)	147	1,376
Chegg, Inc.* (Diversified Consumer Services)	359	3,188
Chemung Financial Corp. (Banks)	11	423
Chesapeake Utilities Corp. (Gas Utilities)	53	6,307
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	50	758
Chico's FAS, Inc.* (Specialty Retail)	371	1,985
Chimera Investment Corp.(a) (Mortgage REITs)	708	4,085
Chinook Therapeutics, Inc.* (Biotechnology)	176	6,762
ChoiceOne Financial Services, Inc. (Banks)	21	483
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	127	19,533
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	55	2,245
Cimpress PLC* (Commercial Services & Supplies)	54	3,212
Cinemark Holdings, Inc.* (Entertainment)	334	5,510
Cipher Mining, Inc.*(a) (Software)	127	363
CIRCOR International, Inc.* (Machinery)	55	3,105
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	374	449
Citizens & Northern Corp. (Banks)	46	888
Citizens Financial Services, Inc. (Banks)	13	968
City Holding Co. (Banks)	46	4,140
City Office REIT, Inc. (Diversified REITs)	119	663
Civista Bancshares, Inc. (Banks)	47	818
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	211	14,637
Claros Mortgage Trust, Inc. (Mortgage REITs)	276	3,130
Clarus Corp. (Leisure Products)	89	813
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	516	2,559
Cleanspark, Inc.* (Software)	233	1,000
Clear Channel Outdoor Holdings, Inc.* (Media)	1,128	1,545
Clear Secure, Inc.—Class A (Software)	254	5,885
Clearfield, Inc.* (Communications Equipment)	40	1,894
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	70	507
Clearwater Paper Corp.* (Paper & Forest Products)	51	1,597
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	13	622
Clipper Realty, Inc. (Residential REITs)	39	221
CNB Financial Corp. (Banks)	63	1,112
CNO Financial Group, Inc. (Insurance)	346	8,190
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	497	8,807
Coastal Financial Corp.* (Banks)	33	1,242
Coca-Cola Consolidated, Inc. (Beverages)	15	9,540
Codexis, Inc.* (Life Sciences Tools & Services)	203	568
Codorus Valley Bancorp, Inc. (Banks)	29	569
Coeur Mining, Inc.* (Metals & Mining)	972	2,760
Cogent Biosciences, Inc.* (Biotechnology)	210	2,486
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	132	8,881
Cohen & Steers, Inc. (Capital Markets)	79	4,581
Coherus Biosciences, Inc.* (Biotechnology)	234	999

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 107

Common Stocks, continued

	Shares	Value
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	142	$5,902
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	105	2,256
Colony Bankcorp, Inc. (Banks)	50	471
Columbia Financial, Inc.* (Banks)	90	1,556
Columbus McKinnon Corp. (Machinery)	86	3,496
Comfort Systems USA, Inc. (Construction & Engineering)	108	17,734
Commercial Metals Co. (Metals & Mining)	356	18,748
Commercial Vehicle Group, Inc.* (Machinery)	98	1,088
CommScope Holding Co., Inc.* (Communications Equipment)	630	3,547
Community Bank System, Inc. (Banks)	162	7,595
Community Health Systems, Inc.* (Health Care Providers & Services)	382	1,681
Community Healthcare Trust, Inc. (Health Care REITs)	78	2,576
Community Trust Bancorp, Inc. (Banks)	47	1,672
CommVault Systems, Inc.* (Software)	136	9,876
Compass Diversified Holdings (Financial Services)	192	4,164
Compass Minerals International, Inc. (Metals & Mining)	104	3,536
Compass Therapeutics, Inc.* (Biotechnology)	277	881
Compass, Inc.*—Class A (Real Estate Management & Development)	908	3,178
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	50	343
Computer Programs and Systems, Inc.* (Health Care Technology)	43	1,062
CompX International, Inc. (Commercial Services & Supplies)	5	109
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	280	3,248
Comtech Telecommunications Corp. (Communications Equipment)	83	759
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	79	634
Conduent, Inc.* (Professional Services)	523	1,778
CONMED Corp. (Health Care Equipment & Supplies)	93	12,638
ConnectOne Bancorp, Inc. (Banks)	113	1,875
Consensus Cloud Solutions, Inc.* (Software)	60	1,860
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	103	6,984
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	226	866
Consolidated Water Co., Ltd. (Water Utilities)	46	1,115
Constellium SE* (Metals & Mining)	385	6,622
Construction Partners, Inc.*—Class A (Construction & Engineering)	122	3,830
Consumer Portfolio Services, Inc.* (Consumer Finance)	28	327
Contango ORE, Inc.* (Metals & Mining)	11	280
ContextLogic, Inc.*—Class A (Broadline Retail)	67	441
Cooper-Standard Holdings, Inc.* (Automobile Components)	51	727
Corcept Therapeutics, Inc.* (Pharmaceuticals)	244	5,429
Core Laboratories, Inc. (Energy Equipment & Services)	143	3,325
Core Molding Technologies, Inc.* (Chemicals)	24	546
CoreCard Corp.* (Software)	22	558
CoreCivic, Inc.* (Commercial Services & Supplies)	346	3,256
CorMedix, Inc.* (Pharmaceuticals)	136	539
Corporate Office Properties Trust (Office REITs)	343	8,146
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	112	1,987
CorVel Corp.* (Health Care Providers & Services)	27	5,225
Costamare, Inc. (Marine Transportation)	147	1,421
Couchbase, Inc.* (Software)	103	1,629
Coursera, Inc.* (Diversified Consumer Services)	396	5,156
Covenant Logistics Group, Inc. (Ground Transportation)	26	1,140
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	13	302
CRA International, Inc. (Professional Services)	21	2,142
Cracker Barrel Old Country Store, Inc.(a) (Hotels, Restaurants & Leisure)	67	6,243
Crawford & Co.—Class A (Insurance)	44	488
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	297	5,150
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	116	1,209
Cricut, Inc.(a) —Class A (Household Durables)	145	1,769
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	162	2,919
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	105	2,948
CrossFirst Bankshares, Inc.* (Banks)	136	1,360
CryoPort, Inc.* (Life Sciences Tools & Services)	130	2,243
CS Disco, Inc.* (Software)	69	567
CSG Systems International, Inc. (Professional Services)	95	5,010
CSW Industrials, Inc. (Building Products)	47	7,811
CTO Realty Growth, Inc. (Diversified REITs)	67	1,148
CTS Corp. (Electronic Equipment, Instruments & Components)	95	4,050
Cue Biopharma, Inc.* (Biotechnology)	105	383
Cullinan Oncology, Inc.* (Biotechnology)	72	775
Cushman & Wakefield PLC* (Real Estate Management & Development)	505	4,131
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	172	1,159
Customers Bancorp, Inc.* (Banks)	87	2,633
Cutera, Inc.* (Health Care Equipment & Supplies)	51	772
CVB Financial Corp. (Banks)	405	5,378
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	90	2,696
CVRx, Inc.* (Health Care Equipment & Supplies)	34	525
CXApp, Inc.* (IT Services)	6	66
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	298	3,263
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	368	3,143
Cytokinetics, Inc.* (Biotechnology)	283	9,231
Daily Journal Corp.* (Media)	4	1,157
Dakota Gold Corp.* (Metals & Mining)	163	476

See accompanying notes to financial statements.

108 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	119	$762
Dana, Inc. (Automobile Components)	397	6,749
Danimer Scientific, Inc.* (Chemicals)	267	635
Daseke, Inc.* (Ground Transportation)	123	877
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	132	5,882
Day One Biopharmaceuticals, Inc.* (Biotechnology)	150	1,791
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	159	2,239
Definitive Healthcare Corp.* (Health Care Technology)	137	1,507
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	202	4,838
Deluxe Corp. (Commercial Services & Supplies)	132	2,307
Denali Therapeutics, Inc.* (Biotechnology)	359	10,594
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	153	13,198
Denny's Corp.* (Hotels, Restaurants & Leisure)	166	2,045
Design Therapeutics, Inc.* (Biotechnology)	100	630
Designer Brands, Inc.—Class A (Specialty Retail)	150	1,515
Desktop Metal, Inc.*(a) —Class A (Machinery)	853	1,510
Destination XL Group, Inc.* (Specialty Retail)	177	867
DHI Group, Inc.* (Interactive Media & Services)	132	506
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	417	3,557
Diamond Hill Investment Group, Inc. (Capital Markets)	9	1,542
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	309	4,400
DiamondRock Hospitality Co. (Hotel & Resort REITs)	640	5,126
DICE Therapeutics, Inc.* (Pharmaceuticals)	118	5,482
Digi International, Inc.* (Communications Equipment)	107	4,215
Digimarc Corp.* (Software)	43	1,266
Digital Turbine, Inc.* (Software)	288	2,673
DigitalBridge Group, Inc. (Real Estate Management & Development)	492	7,238
DigitalOcean Holdings, Inc.* (IT Services)	193	7,747
Dillard's, Inc.—Class A (Broadline Retail)	11	3,589
Dime Community Bancshares, Inc. (Banks)	106	1,869
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	48	2,785
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	137	12,671
Disc Medicine, Inc.* (Biotechnology)	24	1,066
Distribution Solutions Group, Inc.* (Building Products)	14	729
Diversey Holdings, Ltd.* (Chemicals)	239	2,005
Diversified Healthcare Trust (Health Care REITs)	727	1,636
DMC Global, Inc.* (Energy Equipment & Services)	59	1,048
DocGo, Inc.* (Health Care Providers & Services)	236	2,211
Dole PLC (Food Products)	218	2,947
Domo, Inc.*—Class B (Software)	93	1,363
Donegal Group, Inc.—Class A (Insurance)	47	678
Donnelley Financial Solutions, Inc.* (Capital Markets)	75	3,415
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	97	2,488
Dorman Products, Inc. (Automobile Components)	80	6,306
Douglas Dynamics, Inc. (Machinery)	69	2,062
Douglas Elliman, Inc. (Real Estate Management & Development)	248	549
Douglas Emmett, Inc.(a) (Office REITs)	517	6,499
Dragonfly Energy Holdings Corp.* (Electrical Equipment)	46	68
Dream Finders Homes, Inc.*—Class A (Household Durables)	74	1,820
Dril-Quip, Inc.* (Energy Equipment & Services)	104	2,420
Ducommun, Inc.* (Aerospace & Defense)	34	1,481
Duluth Holdings, Inc.*—Class B (Specialty Retail)	41	257
Duolingo, Inc.* (Diversified Consumer Services)	87	12,435
DXP Enterprises, Inc.* (Trading Companies & Distributors)	44	1,602
Dycom Industries, Inc.* (Construction & Engineering)	87	9,888
Dynavax Technologies Corp.* (Biotechnology)	394	5,090
Dyne Therapeutics, Inc.* (Biotechnology)	129	1,451
Dynex Capital, Inc. (Mortgage REITs)	164	2,065
DZS, Inc.* (Communications Equipment)	66	262
E2open Parent Holdings, Inc.* (Software)	607	3,399
Eagle Bancorp, Inc. (Banks)	93	1,968
Eagle Bulk Shipping, Inc.(a) (Marine Transportation)	41	1,970
Eagle Pharmaceuticals, Inc.* (Biotechnology)	31	603
Earthstone Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	174	2,486
Easterly Government Properties, Inc. (Office REITs)	282	4,089
Eastern Bankshares, Inc. (Banks)	472	5,791
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	173	799
Ebix, Inc. (Software)	80	2,016
EchoStar Corp.*—Class A (Diversified Telecommunication Services)	102	1,769
Ecovyst, Inc.* (Chemicals)	290	3,323
Edgewell Personal Care Co. (Personal Care Products)	156	6,444
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	130	1,008
Editas Medicine, Inc.* (Biotechnology)	212	1,745
eGain Corp.* (Software)	65	487
eHealth, Inc.* (Insurance)	74	595
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	87	763
elf Beauty, Inc.* (Personal Care Products)	153	17,478
Ellington Financial, Inc.(a) (Mortgage REITs)	199	2,746
Elme Communities (Residential REITs)	267	4,389
Embecta Corp. (Health Care Equipment & Supplies)	176	3,802
Emerald Holding, Inc.* (Media)	47	193
Emergent BioSolutions, Inc.* (Biotechnology)	154	1,132
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	31	282
Empire State Realty Trust, Inc. (Diversified REITs)	402	3,011
Employers Holdings, Inc. (Insurance)	82	3,068

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 109

Common Stocks, continued

	Shares	Value
Enact Holdings, Inc. (Financial Services)	91	$2,287
Enanta Pharmaceuticals, Inc.* (Biotechnology)	61	1,305
Encore Capital Group, Inc.* (Consumer Finance)	71	3,452
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	431	1,039
Encore Wire Corp. (Electrical Equipment)	51	9,482
Energizer Holdings, Inc. (Household Products)	218	7,320
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	478	2,983
Energy Recovery, Inc.* (Machinery)	169	4,724
Energy Vault Holdings, Inc.* (Electrical Equipment)	298	814
Enerpac Tool Group Corp. (Machinery)	175	4,725
EnerSys (Electrical Equipment)	126	13,674
Eneti, Inc. (Marine Transportation)	75	908
Enfusion, Inc.*—Class A (Software)	78	875
EngageSmart, Inc.* (Software)	148	2,825
Enhabit, Inc.* (Health Care Providers & Services)	153	1,760
Enliven Therapeutics, Inc.*(a) (Pharmaceuticals)	71	1,449
Ennis, Inc. (Commercial Services & Supplies)	78	1,590
Enova International, Inc.* (Consumer Finance)	93	4,940
Enovix Corp.* (Electrical Equipment)	416	7,505
EnPro Industries, Inc. (Machinery)	64	8,546
Enstar Group, Ltd.* (Insurance)	36	8,793
Enterprise Bancorp, Inc. (Banks)	29	839
Enterprise Financial Services Corp. (Banks)	110	4,301
Entrada Therapeutics, Inc.* (Biotechnology)	65	984
Entravision Communications Corp.—Class A (Media)	183	803
Envela Corp.* (Specialty Retail)	23	169
Envestnet, Inc.* (Software)	152	9,021
Enviri Corp.* (Commercial Services & Supplies)	240	2,369
Enviva, Inc. (Oil, Gas & Consumable Fuels)	95	1,031
Eos Energy Enterprises, Inc.* (Electrical Equipment)	327	1,419
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	81	4,560
EQRx, Inc.* (Biotechnology)	970	1,804
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,329	12,705
Equity Bancshares, Inc.—Class A (Banks)	45	1,025
Equity Commonwealth (Office REITs)	319	6,463
Erasca, Inc.* (Biotechnology)	245	676
Escalade, Inc. (Leisure Products)	30	401
ESCO Technologies, Inc. (Machinery)	78	8,083
Esquire Financial Holdings, Inc. (Banks)	21	961
ESS Tech, Inc.* (Electrical Equipment)	277	407
ESSA Bancorp, Inc. (Banks)	26	389
Essent Group, Ltd. (Financial Services)	322	15,070
Essential Properties Realty Trust, Inc. (Diversified REITs)	453	10,664
Ethan Allen Interiors, Inc. (Household Durables)	69	1,951
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	104	1,938
Evans Bancorp, Inc. (Banks)	16	399
Eve Holding, Inc.* (Aerospace & Defense)	55	576
Eventbrite, Inc.*—Class A (Interactive Media & Services)	235	2,244
Everbridge, Inc.* (Software)	124	3,336
EverCommerce, Inc.* (Software)	71	841
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	257	3,716
EverQuote, Inc.*—Class A (Interactive Media & Services)	64	416
EVERTEC, Inc. (Financial Services)	199	7,329
EVgo, Inc.* (Specialty Retail)	218	872
EVI Industries, Inc.* (Trading Companies & Distributors)	14	308
Evolent Health, Inc.*—Class A (Health Care Technology)	335	10,150
Evolus, Inc.* (Pharmaceuticals)	126	916
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	96	775
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	343	2,058
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	55	1,118
ExlService Holdings, Inc.* (Professional Services)	98	14,804
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	211	4,279
Expensify, Inc.*—Class A (Software)	168	1,341
Exponent, Inc. (Professional Services)	154	14,371
Expro Group Holdings N.V.* (Energy Equipment & Services)	268	4,749
Extreme Networks, Inc.* (Communications Equipment)	384	10,002
Eyenovia, Inc.* (Pharmaceuticals)	85	201
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	80	696
F&G Annuities & Life, Inc. (Insurance)	57	1,412
Fabrinet* (Electronic Equipment, Instruments & Components)	112	14,547
Farmers & Merchants Bancorp, Inc. (Banks)	41	923
Farmers National Banc Corp. (Banks)	112	1,385
Farmland Partners, Inc. (Specialized REITs)	154	1,880
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	62	1,004
Fastly, Inc.*—Class A (IT Services)	361	5,693
Fate Therapeutics, Inc.* (Biotechnology)	258	1,228
FB Financial Corp. (Banks)	108	3,029
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	28	4,025
Federal Signal Corp. (Machinery)	182	11,653
Fennec Pharmaceuticals, Inc.* (Biotechnology)	55	486
FibroGen, Inc.* (Biotechnology)	276	745
Fidelity D&D Bancorp, Inc. (Banks)	14	680
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	54	429
Figs, Inc.*—Class A (Health Care Equipment & Supplies)	389	3,217
Finance Of America Cos., Inc.*—Class A (Financial Services)	162	309
Financial Institutions, Inc. (Banks)	46	724
First Advantage Corp.* (Professional Services)	166	2,558
First Bancorp (Banks)	539	6,587
First Bancorp (Banks)	121	3,600
First Bank/Hamilton NJ (Banks)	49	509
First Busey Corp. (Banks)	158	3,176
First Business Financial Services, Inc. (Banks)	24	708

See accompanying notes to financial statements.

110 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
First Commonwealth Financial Corp. (Banks)	311	$3,934
First Community Bankshares, Inc. (Banks)	54	1,605
First Community Corp. (Banks)	22	382
First Financial Bancorp (Banks)	287	5,866
First Financial Bankshares, Inc. (Banks)	397	11,311
First Financial Corp. (Banks)	36	1,169
First Foundation, Inc. (Banks)	156	619
First Interstate BancSystem, Inc.—Class A (Banks)	251	5,984
First Merchants Corp. (Banks)	180	5,081
First Mid Bancshares, Inc. (Banks)	58	1,400
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	46	777
First Western Financial, Inc.* (Banks)	24	446
FirstCash Holdings, Inc. (Consumer Finance)	115	10,733
FiscalNote Holdings, Inc.* (Professional Services)	189	688
Fisker, Inc.*(a) (Automobile Components)	597	3,367
Five Star Bancorp (Banks)	39	872
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	91	2,778
Fluence Energy, Inc.* (Electrical Equipment)	120	3,197
Fluor Corp.* (Construction & Engineering)	434	12,846
Flushing Financial Corp. (Banks)	86	1,057
Flywire Corp.* (Financial Services)	292	9,064
Focus Financial Partners, Inc.*—Class A (Capital Markets)	179	9,398
Foghorn Therapeutics, Inc.* (Biotechnology)	62	436
Foot Locker, Inc.(a) (Specialty Retail)	250	6,778
Forafric Global PLC* (Food Products)	16	176
Forestar Group, Inc.* (Real Estate Management & Development)	56	1,263
Forge Global Holdings, Inc.* (Capital Markets)	334	812
ForgeRock, Inc.*—Class A (Software)	144	2,958
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	235	8,042
Forrester Research, Inc.* (Professional Services)	36	1,047
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	30	768
Forward Air Corp. (Air Freight & Logistics)	80	8,488
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	145	373
Four Corners Property Trust, Inc. (Specialized REITs)	264	6,706
Fox Factory Holding Corp.* (Automobile Components)	130	14,107
Franchise Group, Inc.(a) (Specialty Retail)	69	1,976
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	253	3,582
Franklin Covey Co.* (Professional Services)	37	1,616
Franklin Electric Co., Inc. (Machinery)	141	14,509
Fresh Del Monte Produce, Inc. (Food Products)	104	2,674
Freshworks, Inc.*—Class A (Software)	493	8,667
Frontdoor, Inc.* (Diversified Consumer Services)	250	7,974
Frontier Group Holdings, Inc.* (Passenger Airlines)	116	1,122
FRP Holdings, Inc.* (Real Estate Management & Development)	20	1,151
FS Bancorp, Inc. (Banks)	20	601
FTAI Aviation, Ltd. (Trading Companies & Distributors)	303	9,593
FTAI Infrastructure, Inc. (Ground Transportation)	301	1,111
FTC Solar, Inc.* (Electrical Equipment)	193	621
fuboTV, Inc.* (Interactive Media & Services)	619	1,288
FuelCell Energy, Inc.* (Electrical Equipment)	1,245	2,689
Fulgent Genetics, Inc.* (Health Care Providers & Services)	62	2,296
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	100	670
Fulton Financial Corp. (Banks)	495	5,900
Funko, Inc.*—Class A (Distributors)	106	1,147
FutureFuel Corp. (Chemicals)	79	699
FVCBankcorp, Inc.* (Banks)	49	528
Gambling.com Group, Ltd.* (Media)	32	328
Gannett Co., Inc.* (Media)	439	988
GATX Corp. (Trading Companies & Distributors)	108	13,904
GCM Grosvenor, Inc.—Class A (Capital Markets)	126	950
Genco Shipping & Trading, Ltd. (Marine Transportation)	128	1,796
Gencor Industries, Inc.* (Machinery)	32	499
Genelux Corp.* (Biotechnology)	8	262
Generation Bio Co.* (Biotechnology)	138	759
Genesco, Inc.* (Specialty Retail)	37	926
Genie Energy, Ltd.—Class B (Electric Utilities)	60	848
Gentherm, Inc.* (Automobile Components)	101	5,708
Genworth Financial, Inc.* (Insurance)	1,478	7,390
German American Bancorp, Inc. (Banks)	85	2,310
Geron Corp.* (Biotechnology)	1,514	4,860
Getty Realty Corp. (Retail REITs)	136	4,600
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	711	1,081
Gibraltar Industries, Inc.* (Building Products)	94	5,914
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	128	2,467
Glacier Bancorp, Inc. (Banks)	339	10,567
Gladstone Commercial Corp. (Diversified REITs)	122	1,509
Gladstone Land Corp. (Specialized REITs)	102	1,660
Glatfelter Corp. (Paper & Forest Products)	135	408
Glaukos Corp.* (Health Care Equipment & Supplies)	143	10,183
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	98	709
Global Industrial Co. (Trading Companies & Distributors)	40	1,111
Global Medical REIT, Inc. (Health Care REITs)	186	1,698
Global Net Lease, Inc. (Diversified REITs)	318	3,269
Global Water Resources, Inc. (Water Utilities)	35	444
Globalstar, Inc.* (Diversified Telecommunication Services)	2,099	2,267
GMS, Inc.* (Trading Companies & Distributors)	126	8,719
Gogo, Inc.* (Wireless Telecommunication Services)	202	3,436
GoHealth, Inc.*—Class A (Insurance)	12	237
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	308	6,212
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	62	2,592
Golden Ocean Group, Ltd.(a) (Marine Transportation)	374	2,824

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 111

Common Stocks, continued

	Shares	Value
Goosehead Insurance, Inc.*—Class A (Insurance)	66	$4,151
GoPro, Inc.*—Class A (Household Durables)	393	1,627
GrafTech International, Ltd. (Electrical Equipment)	590	2,974
Graham Holdings Co.—Class B (Diversified Consumer Services)	11	6,286
Granite Construction, Inc. (Construction & Engineering)	134	5,331
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	155	822
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	79	524
Graphite Bio, Inc.* (Biotechnology)	85	221
Gray Television, Inc. (Media)	252	1,986
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	199	1,624
Great Southern Bancorp, Inc. (Banks)	28	1,420
Green Brick Partners, Inc.* (Household Durables)	80	4,544
Green Dot Corp.*—Class A (Consumer Finance)	141	2,642
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	177	5,706
Greene County Bancorp, Inc. (Banks)	21	626
Greenlight Capital Re, Ltd.*—Class A (Insurance)	79	832
Greif, Inc.—Class A (Containers & Packaging)	75	5,166
Greif, Inc.—Class B (Containers & Packaging)	16	1,236
Grid Dynamics Holdings, Inc.* (IT Services)	169	1,563
Griffon Corp. (Building Products)	133	5,360
Grindr, Inc.* (Interactive Media & Services)	125	691
Gritstone bio, Inc.* (Biotechnology)	267	521
Group 1 Automotive, Inc.(a) (Specialty Retail)	42	10,840
GrowGeneration Corp.* (Specialty Retail)	179	609
Guaranty Bancshares, Inc. (Banks)	26	704
Guardant Health, Inc.* (Health Care Providers & Services)	338	12,100
Guess?, Inc.(a) (Specialty Retail)	88	1,712
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	31	3,257
H&E Equipment Services, Inc. (Trading Companies & Distributors)	98	4,484
H.B. Fuller Co. (Chemicals)	165	11,799
Haemonetics Corp.* (Health Care Equipment & Supplies)	153	13,026
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	69	591
Halozyme Therapeutics, Inc.* (Biotechnology)	406	14,644
Hamilton Lane, Inc.—Class A (Capital Markets)	111	8,878
Hancock Whitney Corp. (Banks)	264	10,132
Hanesbrands, Inc.(a) (Textiles, Apparel & Luxury Goods)	1,071	4,862
Hanmi Financial Corp. (Banks)	93	1,388
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	315	7,875
HarborOne Bancorp, Inc. (Banks)	128	1,111
Harmonic, Inc.* (Communications Equipment)	335	5,417
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	100	3,519
Harrow Health, Inc.* (Pharmaceuticals)	79	1,504
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	119	653
Haverty Furniture Cos., Inc. (Specialty Retail)	45	1,360
Hawaiian Holdings, Inc.* (Passenger Airlines)	155	1,669
Hawkins, Inc. (Chemicals)	59	2,814
Haynes International, Inc. (Metals & Mining)	38	1,931
HBT Financial, Inc. (Banks)	41	756
HCI Group, Inc.(a) (Insurance)	20	1,236
Health Catalyst, Inc.* (Health Care Technology)	170	2,125
Healthcare Services Group, Inc. (Commercial Services & Supplies)	226	3,374
HealthEquity, Inc.* (Health Care Providers & Services)	256	16,163
HealthStream, Inc. (Health Care Technology)	74	1,817
Heartland Express, Inc. (Ground Transportation)	143	2,347
Heartland Financial USA, Inc. (Banks)	129	3,595
Hecla Mining Co. (Metals & Mining)	1,827	9,409
Heidrick & Struggles International, Inc. (Professional Services)	60	1,588
Helen of Troy, Ltd.* (Household Durables)	73	7,885
Helios Technologies, Inc. (Machinery)	100	6,609
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	438	3,232
Helmerich & Payne, Inc. (Energy Equipment & Services)	306	10,848
Herbalife, Ltd.* (Personal Care Products)	301	3,985
Herc Holdings, Inc. (Trading Companies & Distributors)	86	11,769
Heritage Commerce Corp. (Banks)	180	1,490
Heritage Financial Corp. (Banks)	106	1,714
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	48	1,814
Heron Therapeutics, Inc.* (Biotechnology)	315	365
Hersha Hospitality Trust—Class A (Hotel & Resort REITs)	95	579
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	122	572
Hibbett, Inc. (Specialty Retail)	38	1,379
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	32	348
Hillenbrand, Inc. (Machinery)	210	10,769
HilleVax, Inc.* (Biotechnology)	65	1,117
Hillman Solutions Corp.* (Machinery)	525	4,730
Hilltop Holdings, Inc. (Banks)	142	4,467
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	248	11,270
Himalaya Shipping, Ltd.* (Marine Transportation)	83	461
Hims & Hers Health, Inc.* (Health Care Providers & Services)	372	3,497
Hingham Institution For Savings The (Banks)	5	1,066
Hippo Holdings, Inc.* (Insurance)	32	529
HireQuest, Inc. (Professional Services)	16	416
HireRight Holdings Corp.* (Professional Services)	46	520
HNI Corp. (Commercial Services & Supplies)	140	3,945
Holley, Inc.* (Automobile Components)	161	658
Home Bancorp, Inc. (Banks)	22	731
Home BancShares, Inc. (Banks)	580	13,223
Home Point Capital, Inc.* (Financial Services)	24	56
HomeStreet, Inc. (Banks)	55	326

See accompanying notes to financial statements.

112 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
HomeTrust Bancshares, Inc. (Banks)	47	$982
Hooker Furnishings Corp. (Household Durables)	33	616
Hope Bancorp, Inc. (Banks)	351	2,955
Horace Mann Educators Corp. (Insurance)	125	3,708
Horizon Bancorp, Inc. (Banks)	131	1,364
Hostess Brands, Inc.* (Food Products)	404	10,229
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	15	1,488
Hub Group, Inc.*—Class A (Air Freight & Logistics)	100	8,032
Hudson Pacific Properties, Inc. (Office REITs)	420	1,772
Hudson Technologies, Inc.* (Trading Companies & Distributors)	133	1,279
Humacyte, Inc.* (Biotechnology)	186	532
Huron Consulting Group, Inc.* (Professional Services)	58	4,925
Hyliion Holdings Corp.* (Machinery)	449	750
Hyster-Yale Materials Handling, Inc. (Machinery)	33	1,843
I3 Verticals, Inc.*—Class A (Financial Services)	69	1,577
i-80 Gold Corp.* (Metals & Mining)	587	1,321
IBEX Holdings, Ltd.* (Professional Services)	33	701
ICF International, Inc. (Professional Services)	57	7,090
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	87	3,263
Icosavax, Inc.* (Biotechnology)	84	834
Ideaya Biosciences, Inc.* (Biotechnology)	165	3,878
IDT Corp.*—Class B (Diversified Telecommunication Services)	47	1,215
IES Holdings, Inc.* (Construction & Engineering)	25	1,422
IGM Biosciences, Inc.* (Biotechnology)	36	332
iHeartMedia, Inc.*—Class A (Media)	312	1,136
Ikena Oncology, Inc.* (Pharmaceuticals)	65	426
IMAX Corp.* (Entertainment)	137	2,328
Immersion Corp. (Technology Hardware, Storage & Peripherals)	95	673
Immuneering Corp.*—Class A (Biotechnology)	62	629
ImmunityBio, Inc.* (Biotechnology)	335	931
ImmunoGen, Inc.* (Biotechnology)	738	13,926
Immunovant, Inc.* (Biotechnology)	164	3,111
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	70	6,276
Inari Medical, Inc.* (Health Care Equipment & Supplies)	158	9,186
Independence Realty Trust, Inc. (Residential REITs)	686	12,498
Independent Bank Corp. (Banks)	61	1,035
Independent Bank Corp. (Banks)	134	5,964
Independent Bank Group, Inc. (Banks)	110	3,798
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	419	3,939
Infinera Corp.* (Communications Equipment)	607	2,932
Information Services Group, Inc. (IT Services)	107	574
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	55	530
Ingevity Corp.* (Chemicals)	114	6,630
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	43	3,554
Inhibrx, Inc.* (Biotechnology)	104	2,700
Inmode, Ltd.* (Health Care Equipment & Supplies)	236	8,815
Innodata, Inc.* (Professional Services)	77	872
Innospec, Inc. (Chemicals)	76	7,633
Innovage Holding Corp.* (Health Care Providers & Services)	58	435
INNOVATE Corp.* (Construction & Engineering)	140	245
Innovative Industrial Properties, Inc. (Industrial REITs)	85	6,206
Innoviva, Inc.* (Pharmaceuticals)	189	2,406
Inogen, Inc.* (Health Care Equipment & Supplies)	71	820
Inozyme Pharma, Inc.* (Biotechnology)	103	574
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	87	12,732
Insmed, Inc.* (Biotechnology)	401	8,461
Insperity, Inc. (Professional Services)	111	13,205
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	66	971
Installed Building Products, Inc. (Household Durables)	72	10,092
Insteel Industries, Inc. (Building Products)	57	1,774
Instructure Holdings, Inc.* (Software)	59	1,484
Intapp, Inc.* (Software)	48	2,012
Integer Holdings Corp.* (Health Care Equipment & Supplies)	101	8,950
Integral Ad Science Holding Corp.* (Media)	115	2,068
Intellia Therapeutics, Inc.* (Biotechnology)	268	10,929
Inter Parfums, Inc. (Personal Care Products)	56	7,573
Intercept Pharmaceuticals, Inc.* (Biotechnology)	75	830
InterDigital, Inc. (Software)	82	7,917
Interface, Inc. (Commercial Services & Supplies)	174	1,529
International Bancshares Corp. (Banks)	163	7,205
International Game Technology PLC (Hotels, Restaurants & Leisure)	330	10,524
International Money Express, Inc.* (Financial Services)	94	2,306
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	124	4,742
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	33	867
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	78	293
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	285	18,046
Intrepid Potash, Inc.* (Chemicals)	32	726
InvenTrust Properties Corp. (Retail REITs)	207	4,790
Invesco Mortgage Capital, Inc. (Mortgage REITs)	128	1,468
Investors Title Co. (Insurance)	4	584
Invitae Corp.*(a) (Health Care Providers & Services)	799	903
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	489	6,616
Iovance Biotherapeutics, Inc.* (Biotechnology)	632	4,449
iRadimed Corp. (Health Care Equipment & Supplies)	22	1,050
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	93	9,702

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 113

Common Stocks, continued

	Shares	Value
iRobot Corp.* (Household Durables)	83	$3,756
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	421	4,479
Ispire Technology, Inc.* (Tobacco)	8	73
iTeos Therapeutics, Inc.* (Biotechnology)	75	993
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	130	515
Itron, Inc.* (Electronic Equipment, Instruments & Components)	139	10,022
Ivanhoe Electric, Inc.* (Metals & Mining)	170	2,217
IVERIC bio, Inc.* (Biotechnology)	420	16,523
J & J Snack Foods Corp. (Food Products)	46	7,285
J Jill, Inc.* (Specialty Retail)	14	300
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	63	6,144
Jackson Financial, Inc.—Class A (Financial Services)	248	7,591
JAKKS Pacific, Inc.* (Leisure Products)	22	439
James River Group Holdings, Ltd. (Insurance)	113	2,063
Jamf Holding Corp.* (Software)	212	4,138
Janus International Group, Inc.* (Building Products)	258	2,750
Janux Therapeutics, Inc.* (Biotechnology)	53	629
JBG SMITH Properties (Office REITs)	340	5,114
JELD-WEN Holding, Inc.* (Building Products)	259	4,543
JetBlue Airways Corp.* (Passenger Airlines)	1,006	8,914
Joby Aviation, Inc.* (Passenger Airlines)	848	8,701
John B Sanfilippo & Son, Inc. (Food Products)	27	3,166
John Bean Technologies Corp. (Machinery)	97	11,766
John Marshall Bancorp, Inc. (Banks)	38	763
John Wiley & Sons, Inc.—Class A (Media)	130	4,424
Johnson Outdoors, Inc.—Class A (Leisure Products)	16	983
Kadant, Inc. (Machinery)	36	7,996
Kaiser Aluminum Corp. (Metals & Mining)	49	3,510
Kaltura, Inc.* (Software)	252	534
KalVista Pharmaceuticals, Inc.* (Biotechnology)	75	675
Kaman Corp. (Aerospace & Defense)	86	2,092
Karat Packaging, Inc. (Trading Companies & Distributors)	17	310
Karyopharm Therapeutics, Inc.* (Biotechnology)	344	616
KB Home (Household Durables)	225	11,635
Kearny Financial Corp. (Banks)	174	1,227
Kelly Services, Inc.—Class A (Professional Services)	100	1,761
Kennametal, Inc. (Machinery)	245	6,956
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	364	5,944
Keros Therapeutics, Inc.* (Biotechnology)	68	2,732
Kezar Life Sciences, Inc.* (Biotechnology)	217	532
Kforce, Inc. (Professional Services)	59	3,697
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	73	2,017
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	52	1,827
Kingsway Financial Services, Inc.* (Insurance)	32	261
Kiniksa Pharmaceuticals, Ltd.*—Class A (Biotechnology)	95	1,338
Kite Realty Group Trust (Retail REITs)	662	14,788
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	179	2,178
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	39	379
Knife River Corp.* (Construction Materials)	155	6,743
Knowles Corp.* (Electronic Equipment, Instruments & Components)	273	4,930
Kodiak Sciences, Inc.* (Biotechnology)	99	683
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	169	7,115
Koppers Holdings, Inc. (Chemicals)	61	2,080
Korn Ferry (Professional Services)	159	7,877
KORU Medical Systems, Inc.* (Health Care Equipment & Supplies)	106	366
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,389	8,320
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	381	5,464
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	266	3,918
Kronos Worldwide, Inc. (Chemicals)	67	585
Krystal Biotech, Inc.* (Biotechnology)	66	7,748
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	169	10,047
Kura Oncology, Inc.* (Biotechnology)	198	2,095
Kura Sushi USA, Inc.*(a) —Class A (Hotels, Restaurants & Leisure)	18	1,673
KVH Industries, Inc.* (Communications Equipment)	57	521
Kymera Therapeutics, Inc.* (Biotechnology)	116	2,667
Ladder Capital Corp. (Mortgage REITs)	345	3,743
Lakeland Bancorp, Inc. (Banks)	190	2,544
Lakeland Financial Corp. (Banks)	76	3,688
Lancaster Colony Corp. (Food Products)	59	11,864
Lands' End, Inc.* (Specialty Retail)	46	357
Landsea Homes Corp.* (Household Durables)	41	383
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	207	17,372
LanzaTech Global, Inc.* (Commercial Services & Supplies)	63	430
Larimar Therapeutics, Inc.* (Biotechnology)	78	244
Latham Group, Inc.* (Leisure Products)	118	438
Laureate Education, Inc. (Diversified Consumer Services)	399	4,824
La-Z-Boy, Inc. (Household Durables)	132	3,780
Lazydays Holdings, Inc.* (Specialty Retail)	39	451
LCI Industries (Automobile Components)	75	9,477
LCNB Corp. (Banks)	32	472
Legacy Housing Corp.* (Household Durables)	30	696
Legalzoom.com, Inc.* (Professional Services)	317	3,829
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	60	4,037
Lemonade, Inc.*(a) (Insurance)	154	2,595
LendingClub Corp.* (Consumer Finance)	324	3,159
LendingTree, Inc.* (Consumer Finance)	32	708
Leonardo DRS, Inc.* (Aerospace & Defense)	154	2,670
Leslie's, Inc.* (Specialty Retail)	540	5,071
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	282	646
LGI Homes, Inc.* (Household Durables)	63	8,498

See accompanying notes to financial statements.

114 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Liberty Energy, Inc. (Energy Equipment & Services)	520	$6,952
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	110	963
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	438	3,776
Liberty Media Corp-Liberty Braves*—Class A (Entertainment)	31	1,269
Liberty Media Corp-Liberty Braves*—Class C (Entertainment)	114	4,517
Liberty TripAdvisor Holdings, Inc.*—Class B (Interactive Media & Services)	2	93
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	420	2,331
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	136	2,675
LifeStance Health Group, Inc.* (Health Care Providers & Services)	323	2,949
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	51	3,677
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	278	19,116
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	349	2,433
Limbach Holdings, Inc.* (Construction & Engineering)	28	692
Limoneira Co. (Food Products)	53	825
Lincoln Educational Services Corp.* (Diversified Consumer Services)	72	485
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	106	1,153
Lindsay Corp. (Machinery)	34	4,058
Lineage Cell Therapeutics, Inc.* (Biotechnology)	392	553
Lions Gate Entertainment Corp.*—Class A (Entertainment)	177	1,563
Lions Gate Entertainment Corp.*—Class B (Entertainment)	352	2,939
Liquidia Corp.* (Pharmaceuticals)	144	1,130
Liquidity Services, Inc.* (Commercial Services & Supplies)	72	1,188
LivaNova PLC* (Health Care Equipment & Supplies)	165	8,486
Live Oak Bancshares, Inc. (Banks)	102	2,684
Livent Corp.* (Chemicals)	549	15,060
LivePerson, Inc.* (Software)	193	872
LiveRamp Holdings, Inc.* (Software)	194	5,541
LiveVox Holdings, Inc.* (Software)	68	187
Livewire Group, Inc.* (Automobiles)	34	402
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	47	345
Loop Media, Inc.* (Entertainment)	111	265
LSB Industries, Inc.* (Chemicals)	167	1,645
LSI Industries, Inc. (Electrical Equipment)	80	1,005
LTC Properties, Inc. (Health Care REITs)	125	4,128
Lumen Technologies, Inc. (Diversified Telecommunication Services)	3,066	6,928
Luminar Technologies, Inc.*(a) (Automobile Components)	828	5,697
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	98	894
Luther Burbank Corp. (Banks)	31	277
Luxfer Holdings PLC (Machinery)	83	1,181
LXP Industrial Trust (Industrial REITs)	882	8,600
Lyell Immunopharma, Inc.* (Biotechnology)	528	1,679
M.D.C Holdings, Inc. (Household Durables)	179	8,372
M/I Homes, Inc.* (Household Durables)	82	7,150
Macatawa Bank Corp. (Banks)	80	742
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	165	10,812
MacroGenics, Inc.* (Biotechnology)	185	990
Madison Square Garden Entertainment Corp.* (Entertainment)	131	4,404
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	41	9,471
Magnite, Inc.* (Media)	407	5,555
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	558	11,662
Maiden Holdings, Ltd.* (Insurance)	276	580
MainStreet Bancshares, Inc. (Banks)	21	476
Malibu Boats, Inc.*—Class A (Leisure Products)	62	3,637
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	71	343
MannKind Corp.* (Biotechnology)	781	3,179
Marathon Digital Holdings, Inc.*(a) (Software)	512	7,096
Marcus & Millichap, Inc. (Real Estate Management & Development)	73	2,300
Marine Products Corp. (Leisure Products)	26	438
MarineMax, Inc.* (Specialty Retail)	65	2,220
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	151	1,640
MarketWise, Inc. (Capital Markets)	96	192
Marqeta, Inc.*—Class A (Financial Services)	1,491	7,261
Marten Transport, Ltd. (Ground Transportation)	177	3,806
Masonite International Corp.* (Building Products)	68	6,966
Masterbrand, Inc.* (Building Products)	395	4,594
MasterCraft Boat Holdings, Inc.* (Leisure Products)	53	1,624
Matador Resources Co. (Oil, Gas & Consumable Fuels)	345	18,050
Materion Corp. (Metals & Mining)	62	7,080
Mativ Holdings, Inc. (Chemicals)	166	2,510
Matson, Inc. (Marine Transportation)	108	8,396
Matterport, Inc.* (Software)	763	2,403
Matthews International Corp.—Class A (Commercial Services & Supplies)	90	3,836
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	23	328
MaxCyte, Inc.* (Life Sciences Tools & Services)	266	1,221
Maxeon Solar Technologies, Ltd.*(a) (Semiconductors & Semiconductor Equipment)	77	2,168
Maximus, Inc. (Professional Services)	185	15,635
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	227	7,164
Mayville Engineering Co., Inc.* (Machinery)	34	424
MBIA, Inc.* (Insurance)	147	1,270
McGrath RentCorp (Trading Companies & Distributors)	75	6,936

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 115

Common Stocks, continued

	Shares	Value
MediaAlpha, Inc.*(a) —Class A (Interactive Media & Services)	78	$804
Medifast, Inc. (Personal Care Products)	33	3,041
MeiraGTx Holdings PLC* (Biotechnology)	99	665
Mercantile Bank Corp. (Banks)	48	1,326
Merchants Bancorp (Financial Services)	48	1,228
Mercury General Corp. (Insurance)	82	2,482
MeridianLink, Inc.* (Software)	80	1,664
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	173	14,471
Meritage Homes Corp. (Household Durables)	111	15,792
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	32	394
Mersana Therapeutics, Inc.* (Biotechnology)	305	1,003
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	16	2,056
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	108	3,620
Metrocity Bankshares, Inc. (Banks)	56	1,002
Metropolitan Bank Holding Corp.* (Banks)	32	1,111
MFA Financial, Inc. (Mortgage REITs)	311	3,496
MGE Energy, Inc. (Electric Utilities)	111	8,781
MGP Ingredients, Inc. (Beverages)	48	5,101
MicroStrategy, Inc.* (Software)	34	11,642
Microvast Holdings, Inc.* (Machinery)	320	512
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	538	2,464
Mid Penn Bancorp, Inc. (Banks)	43	949
Middlefield Banc Corp. (Banks)	24	643
Middlesex Water Co. (Water Utilities)	53	4,275
Midland States Bancorp, Inc. (Banks)	65	1,294
MidWestOne Financial Group, Inc. (Banks)	43	919
Miller Industries, Inc. (Machinery)	34	1,206
MillerKnoll, Inc. (Commercial Services & Supplies)	231	3,414
MiMedx Group, Inc.* (Biotechnology)	346	2,287
Minerals Technologies, Inc. (Chemicals)	99	5,711
Mineralys Therapeutics, Inc.* (Biotechnology)	42	716
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	609	5,146
Mirum Pharmaceuticals, Inc.* (Biotechnology)	81	2,095
Mission Produce, Inc.* (Food Products)	147	1,782
Mistras Group, Inc.* (Professional Services)	63	486
Mitek Systems, Inc.* (Software)	130	1,409
Model N, Inc.* (Software)	114	4,031
Modine Manufacturing Co.* (Automobile Components)	157	5,184
ModivCare, Inc.* (Health Care Providers & Services)	39	1,763
Moelis & Co.—Class A (Capital Markets)	203	9,204
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	41	2,888
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	138	1,230
Monro, Inc. (Specialty Retail)	95	3,860
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	203	1,510
Monte Rosa Therapeutics, Inc.* (Biotechnology)	93	637
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	85	3,580
Moog, Inc.—Class A (Aerospace & Defense)	86	9,325
Morphic Holding, Inc.* (Biotechnology)	93	5,332
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	47	1,261
Mr. Cooper Group, Inc.* (Financial Services)	203	10,280
MRC Global, Inc.* (Trading Companies & Distributors)	255	2,568
Mueller Industries, Inc. (Machinery)	171	14,925
Mueller Water Products, Inc.—Class A (Machinery)	472	7,661
Mullen Automotive, Inc.* (Automobiles)	2	—	(b)
Multiplan Corp.*(a) (Health Care Technology)	1,151	2,429
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	452	17,312
MVB Financial Corp. (Banks)	35	738
Myers Industries, Inc. (Containers & Packaging)	111	2,157
MYR Group, Inc.* (Construction & Engineering)	50	6,917
Myriad Genetics, Inc.* (Biotechnology)	246	5,702
N-able, Inc.* (Software)	213	3,069
Nabors Industries, Ltd.* (Energy Equipment & Services)	28	2,605
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	13	451
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	144	583
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	139	2,153
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	96	3,326
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	9	707
National Bank Holdings Corp.—Class A (Banks)	112	3,252
National Bankshares, Inc. (Banks)	18	525
National Beverage Corp.* (Beverages)	72	3,481
National Health Investors, Inc. (Health Care REITs)	127	6,657
National HealthCare Corp. (Health Care Providers & Services)	38	2,349
National Presto Industries, Inc. (Aerospace & Defense)	16	1,171
National Research Corp. (Health Care Providers & Services)	44	1,914
National Vision Holdings, Inc.* (Specialty Retail)	236	5,732
National Western Life Group, Inc.—Class A (Insurance)	7	2,909
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	28	343
Nature's Sunshine Products, Inc.* (Personal Care Products)	40	546
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	153	592
Navient Corp. (Consumer Finance)	282	5,240
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	310	3,267
NBT Bancorp, Inc. (Banks)	127	4,045
Nelnet, Inc.—Class A (Consumer Finance)	44	4,245
Neogen Corp.* (Health Care Equipment & Supplies)	663	14,420

See accompanying notes to financial statements.

116 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
NeoGenomics, Inc.* (Health Care Providers & Services)	387	$6,219
NerdWallet, Inc.*—Class A (Consumer Finance)	104	979
Nerdy, Inc.* (Diversified Consumer Services)	180	751
NETGEAR, Inc.* (Communications Equipment)	87	1,232
NetScout Systems, Inc.* (Communications Equipment)	207	6,407
NETSTREIT Corp. (Retail REITs)	186	3,324
Nevro Corp.* (Health Care Equipment & Supplies)	108	2,745
New Jersey Resources Corp. (Gas Utilities)	296	13,972
New York Mortgage Trust, Inc. (Mortgage REITs)	277	2,748
Newmark Group, Inc.—Class A (Real Estate Management & Development)	409	2,544
Newpark Resources, Inc.* (Energy Equipment & Services)	231	1,208
NewtekOne, Inc. (Capital Markets)	71	1,129
NexPoint Diversified Real Estate Trust (Diversified REITs)	93	1,164
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	25	390
NexPoint Residential Trust, Inc. (Residential REITs)	69	3,138
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	93	764
Nextdoor Holdings, Inc.* (Interactive Media & Services)	443	1,444
NextGen Healthcare, Inc.* (Health Care Technology)	165	2,676
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	592	5,292
NextNav, Inc.* (Software)	165	485
NEXTracker, Inc.*—Class A (Electrical Equipment)	94	3,742
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	133	344
NI Holdings, Inc.* (Insurance)	25	371
Nicolet Bankshares, Inc. (Banks)	39	2,648
Nikola Corp.*(a) (Machinery)	1,805	2,491
NioCorp Developments, Ltd.* (Metals & Mining)	6	30
Nkarta, Inc.* (Biotechnology)	92	201
NL Industries, Inc. (Commercial Services & Supplies)	26	144
nLight, Inc.* (Electronic Equipment, Instruments & Components)	134	2,066
NMI Holdings, Inc.*—Class A (Financial Services)	250	6,455
Noble Corp. PLC* (Energy Equipment & Services)	327	13,508
Noodles & Co.* (Hotels, Restaurants & Leisure)	122	412
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	624	2,290
Northeast Bank (Banks)	24	1,000
Northeast Community Bancorp, Inc. (Banks)	41	610
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	229	7,859
Northfield Bancorp, Inc. (Banks)	126	1,383
Northrim Bancorp, Inc. (Banks)	17	669
Northwest Bancshares, Inc. (Banks)	388	4,113
Northwest Natural Holding Co. (Gas Utilities)	109	4,692
Northwest Pipe Co.* (Construction & Engineering)	30	907
NorthWestern Corp. (Multi-Utilities)	183	10,387
Norwood Financial Corp. (Banks)	22	650
Novagold Resources, Inc.* (Metals & Mining)	736	2,937
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	109	20,066
Novavax, Inc.*(a) (Biotechnology)	265	1,969
NOW, Inc.* (Trading Companies & Distributors)	334	3,460
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	152	5,046
Nurix Therapeutics, Inc.* (Biotechnology)	142	1,419
NuScale Power Corp.* (Electrical Equipment)	163	1,108
Nuvalent, Inc.*—Class A (Biotechnology)	73	3,078
NuVasive, Inc.* (Health Care Equipment & Supplies)	161	6,696
Nuvation Bio, Inc.* (Pharmaceuticals)	443	797
Nuvectis Pharma, Inc.* (Biotechnology)	21	335
NV5 Global, Inc.* (Professional Services)	41	4,542
NVE Corp. (Semiconductors & Semiconductor Equipment)	15	1,462
Oak Valley Bancorp (Banks)	20	504
Ocean Biomedical, Inc.* (Biotechnology)	26	156
Oceaneering International, Inc.* (Energy Equipment & Services)	306	5,722
OceanFirst Financial Corp. (Banks)	177	2,765
Ocular Therapeutix, Inc.* (Pharmaceuticals)	237	1,223
Ocwen Financial Corp.* (Financial Services)	20	599
Offerpad Solutions, Inc.* (Real Estate Management & Development)	1	11
Office Properties Income Trust (Office REITs)	146	1,124
OFG Bancorp (Banks)	142	3,703
O-I Glass, Inc.* (Containers & Packaging)	473	10,088
Oil States International, Inc.* (Energy Equipment & Services)	192	1,434
Oil-Dri Corp. of America (Household Products)	15	885
Old National Bancorp (Banks)	891	12,421
Old Second Bancorp, Inc. (Banks)	132	1,724
Olema Pharmaceuticals, Inc.* (Biotechnology)	82	740
Olo, Inc.*—Class A (Software)	315	2,035
Olympic Steel, Inc. (Metals & Mining)	30	1,470
Omega Flex, Inc. (Machinery)	10	1,038
Omega Therapeutics, Inc.* (Biotechnology)	74	414
Omeros Corp.* (Pharmaceuticals)	185	1,006
OmniAb, Inc.* (Life Sciences Tools & Services)	283	1,423
Omnicell, Inc.* (Health Care Equipment & Supplies)	137	10,093
ON24, Inc. (Software)	99	804
ONE Gas, Inc.(a) (Gas Utilities)	168	12,904
One Liberty Properties, Inc. (Diversified REITs)	49	996
OneSpan, Inc.* (Software)	122	1,810
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	222	2,686
OneWater Marine, Inc.* (Specialty Retail)	35	1,268
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	149	17,354
Ooma, Inc.* (Diversified Telecommunication Services)	73	1,093
Open Lending Corp.* (Capital Markets)	303	3,185

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 117

Common Stocks, continued

	Shares	Value
Opendoor Technologies, Inc.* (Real Estate Management & Development)	1,660	$6,673
OPENLANE, Inc.* (Commercial Services & Supplies)	328	4,992
OPKO Health, Inc.* (Health Care Providers & Services)	1,226	2,660
OppFi, Inc.* (Consumer Finance)	33	67
OptimizeRx Corp.* (Health Care Technology)	51	729
Optinose, Inc.* (Pharmaceuticals)	222	273
Option Care Health, Inc.* (Health Care Providers & Services)	517	16,796
Orange County Bancorp, Inc. (Banks)	16	592
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	227	1,137
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	13	91
Orchid Island Capital, Inc.(a) (Mortgage REITs)	120	1,242
Organogenesis Holdings, Inc.* (Biotechnology)	214	710
ORIC Pharmaceuticals, Inc.* (Biotechnology)	119	923
Origin Bancorp, Inc. (Banks)	89	2,608
Origin Materials, Inc.* (Chemicals)	322	1,372
Orion Office REIT, Inc. (Office REITs)	174	1,150
Orion SA (Chemicals)	171	3,629
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	163	13,115
Orrstown Financial Services, Inc. (Banks)	31	594
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	107	1,932
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	48	2,105
Oscar Health, Inc.*—Class A (Insurance)	470	3,788
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	48	5,656
Otter Tail Corp. (Electric Utilities)	126	9,949
Outbrain, Inc.* (Interactive Media & Services)	125	615
Outfront Media, Inc. (Specialized REITs)	449	7,058
Outlook Therapeutics, Inc.*(a) (Biotechnology)	472	821
Outset Medical, Inc.* (Health Care Equipment & Supplies)	150	3,281
Overseas Shipholding Group, Inc.*—Class A (Oil, Gas & Consumable Fuels)	175	730
Overstock.com, Inc.* (Specialty Retail)	137	4,462
Ovid Therapeutics, Inc.* (Biotechnology)	181	594
Owens & Minor, Inc.* (Health Care Providers & Services)	226	4,303
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	46	4,527
P10, Inc.—Class A (Capital Markets)	131	1,480
P3 Health Partners, Inc.* (Health Care Providers & Services)	121	362
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	766	10,189
Pacific Premier Bancorp, Inc. (Banks)	289	5,977
Pacira BioSciences, Inc.* (Pharmaceuticals)	138	5,530
Pactiv Evergreen, Inc. (Containers & Packaging)	122	924
PacWest Bancorp(a) (Banks)	365	2,975
PagerDuty, Inc.* (Software)	259	5,822
Pagseguro Digital, Ltd.*—Class A (Financial Services)	604	5,702
Palomar Holdings, Inc.* (Insurance)	74	4,295
PAM Transportation Services, Inc. (Ground Transportation)	19	509
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	111	751
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	106	7,826
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	168	4,470
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	81	2,667
Paragon 28, Inc.* (Health Care Equipment & Supplies)	134	2,377
Paramount Group, Inc. (Office REITs)	563	2,494
Park Aerospace Corp. (Aerospace & Defense)	60	828
Park National Corp. (Banks)	44	4,502
Parke Bancorp, Inc. (Banks)	32	544
Park-Ohio Holdings Corp. (Machinery)	26	494
Parsons Corp.* (Aerospace & Defense)	126	6,066
Pathward Financial, Inc. (Banks)	84	3,894
Patria Investments, Ltd.—Class A (Capital Markets)	165	2,360
Patrick Industries, Inc. (Automobile Components)	65	5,200
Patterson Cos., Inc. (Health Care Providers & Services)	268	8,914
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	631	7,553
Payoneer Global, Inc.* (Financial Services)	806	3,877
Paysafe, Ltd.* (Financial Services)	100	1,009
Paysign, Inc.* (Financial Services)	99	243
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	354	14,493
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	35	1,579
PCB Bancorp (Banks)	33	485
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	93	4,194
PDS Biotechnology Corp.* (Biotechnology)	85	428
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	379	8,209
Peakstone Realty Trust (Office REITs)	85	2,373
Peapack-Gladstone Financial Corp. (Banks)	52	1,408
Pebblebrook Hotel Trust(a) (Hotel & Resort REITs)	370	5,158
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	256	3,638
Penns Woods Bancorp, Inc. (Banks)	21	526
PennyMac Financial Services, Inc. (Financial Services)	78	5,484
PennyMac Mortgage Investment Trust (Mortgage REITs)	269	3,626
Peoples Bancorp, Inc. (Banks)	103	2,735
Peoples Financial Services Corp. (Banks)	21	920
PepGen, Inc.* (Biotechnology)	31	277
Perdoceo Education Corp.* (Diversified Consumer Services)	204	2,503
Perella Weinberg Partners (Capital Markets)	130	1,083
Perficient, Inc.* (IT Services)	104	8,665
Performant Financial Corp.* (Commercial Services & Supplies)	205	554
Perimeter Solutions SA* (Chemicals)	477	2,934

See accompanying notes to financial statements.

118 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	773	$8,472
Perpetua Resources Corp.* (Metals & Mining)	115	422
PetIQ, Inc.* (Health Care Providers & Services)	83	1,259
PetMed Express, Inc. (Specialty Retail)	62	855
PGT Innovations, Inc.* (Building Products)	177	5,160
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	75	1,074
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	62	849
Phillips Edison & Co., Inc.(a) (Retail REITs)	359	12,234
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	186	4,797
Phreesia, Inc.* (Health Care Technology)	155	4,806
Physicians Realty Trust (Health Care REITs)	724	10,128
Piedmont Lithium, Inc.* (Metals & Mining)	55	3,174
Piedmont Office Realty Trust, Inc.—Class A (Office REITs)	376	2,734
Pioneer Bancorp, Inc.* (Banks)	35	313
Piper Sandler Cos. (Capital Markets)	53	6,851
Pitney Bowes, Inc. (Commercial Services & Supplies)	534	1,890
PJT Partners, Inc.—Class A (Capital Markets)	74	5,153
Planet Labs PBC* (Professional Services)	580	1,868
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	112	633
Playstudios, Inc.* (Entertainment)	260	1,277
Plexus Corp.* (Electronic Equipment, Instruments & Components)	84	8,252
Pliant Therapeutics, Inc.* (Pharmaceuticals)	172	3,117
Plumas Bancorp (Banks)	17	607
Plymouth Industrial REIT, Inc. (Industrial REITs)	131	3,016
PMV Pharmaceuticals, Inc.* (Biotechnology)	117	732
PNM Resources, Inc. (Electric Utilities)	261	11,771
Point Biopharma Global, Inc.* (Biotechnology)	275	2,492
PolyMet Mining Corp.* (Metals & Mining)	104	82
Ponce Financial Group, Inc.* (Banks)	62	539
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	129	2,906
Portland General Electric Co. (Electric Utilities)	296	13,862
Poseida Therapeutics, Inc.* (Biotechnology)	207	364
Postal Realty Trust, Inc.—Class A (Office REITs)	57	838
Potbelly Corp.* (Hotels, Restaurants & Leisure)	79	694
PotlatchDeltic Corp. (Specialized REITs)	241	12,736
Powell Industries, Inc. (Electrical Equipment)	28	1,697
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	173	16,378
PowerSchool Holdings, Inc.* (Software)	170	3,254
PRA Group, Inc.* (Consumer Finance)	117	2,673
Precigen, Inc.* (Biotechnology)	411	473
Preferred Bank (Banks)	41	2,255
Preformed Line Products Co. (Electrical Equipment)	8	1,249
Prelude Therapeutics, Inc.* (Biotechnology)	30	135
Premier Financial Corp. (Banks)	108	1,730
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	152	9,033
Presto Automation, Inc.* (Electronic Equipment, Instruments & Components)	10	52
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	79	5,851
Prime Medicine, Inc.* (Biotechnology)	120	1,758
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	2	184
Primis Financial Corp. (Banks)	62	522
Primo Water Corp. (Beverages)	476	5,969
Primoris Services Corp. (Construction & Engineering)	162	4,936
Princeton Bancorp, Inc. (Banks)	15	410
Priority Technology Holdings, Inc.* (Financial Services)	54	195
Privia Health Group, Inc.* (Health Care Providers & Services)	206	5,379
ProAssurance Corp. (Insurance)	164	2,475
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	110	3,889
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	73	815
PROG Holdings, Inc.* (Consumer Finance)	141	4,529
Progress Software Corp. (Software)	132	7,669
Progyny, Inc.* (Health Care Providers & Services)	239	9,402
ProKidney Corp.* (Biotechnology)	188	2,104
ProPetro Holding Corp.* (Energy Equipment & Services)	300	2,472
PROS Holdings, Inc.* (Software)	136	4,189
Protagonist Therapeutics, Inc.* (Biotechnology)	165	4,557
Protalix BioTherapeutics, Inc.*(a) (Biotechnology)	171	342
Proterra, Inc.* (Machinery)	673	808
Prothena Corp. PLC* (Biotechnology)	126	8,603
Proto Labs, Inc.* (Machinery)	80	2,797
Provident Financial Services, Inc. (Banks)	223	3,644
PTC Therapeutics, Inc.* (Biotechnology)	215	8,744
PubMatic, Inc.*—Class A (Media)	132	2,413
Pulmonx Corp.* (Health Care Equipment & Supplies)	112	1,468
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	49	352
Pure Cycle Corp.* (Water Utilities)	59	649
PureCycle Technologies, Inc.* (Chemicals)	353	3,774
Purple Innovation, Inc. (Household Durables)	195	542
Q2 Holdings, Inc.* (Software)	173	5,346
QCR Holdings, Inc. (Banks)	50	2,052
Quad/Graphics, Inc.* (Commercial Services & Supplies)	95	357
Quaker Chemical Corp. (Chemicals)	42	8,186
Qualys, Inc.* (Software)	113	14,597
Quanex Building Products Corp. (Building Products)	100	2,685
Quanterix Corp.* (Life Sciences Tools & Services)	107	2,413
Quantum-Si, Inc.* (Life Sciences Tools & Services)	305	546
QuinStreet, Inc.* (Interactive Media & Services)	158	1,395
Quipt Home Medical Corp.* (Health Care Providers & Services)	123	657
Quotient Technology, Inc.* (Media)	275	1,056
Qurate Retail, Inc.*—Class B (Broadline Retail)	4	33
Rackspace Technology, Inc.* (IT Services)	240	653
Radian Group, Inc. (Financial Services)	479	12,109
Radiant Logistics, Inc.* (Air Freight & Logistics)	112	753

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 119

Common Stocks, continued

	Shares	Value
Radius Global Infrastructure, Inc.*—Class A (Diversified Telecommunication Services)	258	$3,844
RadNet, Inc.* (Health Care Providers & Services)	150	4,893
Rain Oncology, Inc.* (Pharmaceuticals)	52	62
Rallybio Corp.* (Biotechnology)	93	526
Ramaco Resources, Inc.—Class A (Metals & Mining)	69	582
Ramaco Resources, Inc.*—Class B (Metals & Mining)	15	155
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	332	21,303
Ranger Energy Services, Inc.* (Energy Equipment & Services)	47	481
Ranpak Holdings Corp.* (Containers & Packaging)	132	597
Rapid7, Inc.* (Software)	183	8,286
RAPT Therapeutics, Inc.* (Biotechnology)	90	1,683
Rayonier Advanced Materials, Inc.* (Chemicals)	194	830
RBB Bancorp (Banks)	51	609
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	26	1,976
RE/MAX Holdings, Inc. (Real Estate Management & Development)	53	1,021
Ready Capital Corp.(a) (Mortgage REITs)	487	5,493
Reata Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	87	8,871
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	415	3,100
Red River Bancshares, Inc. (Banks)	15	737
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	48	664
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	145	6,783
Red Violet, Inc.* (Professional Services)	34	699
Redfin Corp.* (Real Estate Management & Development)	323	4,012
Redwire Corp.* (Aerospace & Defense)	24	61
Redwood Trust, Inc. (Mortgage REITs)	346	2,204
REGENXBIO, Inc.* (Biotechnology)	124	2,479
Regional Management Corp. (Consumer Finance)	24	732
Relay Therapeutics, Inc.* (Biotechnology)	274	3,441
Remitly Global, Inc.* (Financial Services)	257	4,837
Renasant Corp. (Banks)	168	4,390
Reneo Pharmaceuticals, Inc.* (Biotechnology)	29	190
Rent the Runway, Inc.*—Class A (Specialty Retail)	146	289
Repay Holdings Corp.* (Financial Services)	247	1,934
Replimune Group, Inc.* (Biotechnology)	124	2,879
Republic Bancorp, Inc.—Class A (Banks)	26	1,105
Reservoir Media, Inc.* (Entertainment)	60	361
Resideo Technologies, Inc.* (Building Products)	446	7,876
Resources Connection, Inc. (Professional Services)	99	1,555
Retail Opportunity Investments Corp. (Retail REITs)	375	5,066
REV Group, Inc. (Machinery)	96	1,273
Revance Therapeutics, Inc.* (Pharmaceuticals)	254	6,429
REVOLUTION Medicines, Inc.* (Biotechnology)	308	8,239
Revolve Group, Inc.* (Specialty Retail)	125	2,050
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	47	1,636
RGC Resources, Inc. (Gas Utilities)	24	481
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	156	2,572
Ribbon Communications, Inc.* (Communications Equipment)	267	745
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	36	594
Rigel Pharmaceuticals, Inc.* (Biotechnology)	520	671
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	27	964
Rimini Street, Inc.* (Software)	148	709
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	365	624
Riot Platforms, Inc.* (Software)	486	5,745
RLJ Lodging Trust (Hotel & Resort REITs)	484	4,971
Rocket Lab USA, Inc.* (Aerospace & Defense)	848	5,088
Rocket Pharmaceuticals, Inc.* (Biotechnology)	171	3,398
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	21	441
Rogers Corp.* (Electronic Equipment, Instruments & Components)	53	8,582
Rover Group, Inc.* (Diversified Consumer Services)	282	1,385
RPC, Inc. (Energy Equipment & Services)	259	1,852
RPT Realty (Retail REITs)	261	2,727
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	126	7,653
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	19	1,293
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	192	599
RXO, Inc.* (Ground Transportation)	354	8,025
RxSight, Inc.* (Health Care Equipment & Supplies)	82	2,362
Ryerson Holding Corp. (Metals & Mining)	69	2,993
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	176	16,354
S&T Bancorp, Inc. (Banks)	118	3,208
Sabra Health Care REIT, Inc. (Health Care REITs)	704	8,286
Sabre Corp.* (Hotels, Restaurants & Leisure)	997	3,180
Safe Bulkers, Inc. (Marine Transportation)	215	701
Safehold, Inc.(a) (Specialized REITs)	90	2,136
Safety Insurance Group, Inc. (Insurance)	44	3,156
Sage Therapeutics, Inc.* (Biotechnology)	161	7,570
Sally Beauty Holdings, Inc.* (Specialty Retail)	326	4,026
Sana Biotechnology, Inc.* (Biotechnology)	284	1,693
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	12	481
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	97	1,479
Sandy Spring Bancorp, Inc. (Banks)	133	3,016
Sangamo Therapeutics, Inc.* (Biotechnology)	438	569
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	175	10,547
Sapiens International Corp. N.V. (Software)	93	2,474
Saul Centers, Inc. (Retail REITs)	35	1,289
Savara, Inc.* (Biotechnology)	232	741
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	77	2,276
Schnitzer Steel Industries, Inc. (Metals & Mining)	79	2,369

See accompanying notes to financial statements.

120 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Scholar Rock Holding Corp.* (Biotechnology)	86	$648
Scholastic Corp. (Media)	87	3,383
Schrodinger, Inc.* (Health Care Technology)	166	8,286
Scilex Holding Co.* (Pharmaceuticals)	198	1,103
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	160	7,557
scPharmaceuticals, Inc.* (Pharmaceuticals)	88	897
Sculptor Capital Management, Inc. (Capital Markets)	76	671
Seacoast Banking Corp. of Florida (Banks)	256	5,658
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	73	834
Seadrill, Ltd.* (Energy Equipment & Services)	154	6,356
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	121	6,777
Security National Financial Corp.*—Class A (Financial Services)	36	319
Seer, Inc.* (Life Sciences Tools & Services)	178	760
Select Medical Holdings Corp. (Health Care Providers & Services)	316	10,068
Select Water Solutions, Inc. (Energy Equipment & Services)	259	2,098
Selecta Biosciences, Inc.* (Biotechnology)	353	395
Selective Insurance Group, Inc. (Insurance)	183	17,558
Selectquote, Inc.* (Insurance)	415	809
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	15	394
SEMrush Holdings, Inc.* (Software)	95	909
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	195	4,965
Seneca Foods Corp.*—Class A (Food Products)	16	523
Sensient Technologies Corp. (Chemicals)	128	9,105
Seres Therapeutics, Inc.* (Biotechnology)	296	1,418
Service Properties Trust (Hotel & Resort REITs)	502	4,362
ServisFirst Bancshares, Inc. (Banks)	155	6,343
SES AI Corp.* (Electrical Equipment)	380	927
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	350	3,266
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	115	8,938
Sharecare, Inc.* (Health Care Technology)	938	1,642
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	148	2,876
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	522	13,342
Shoe Carnival, Inc. (Specialty Retail)	51	1,197
Shore Bancshares, Inc. (Banks)	92	1,064
Shutterstock, Inc. (Interactive Media & Services)	75	3,650
SI-BONE, Inc.* (Health Care Equipment & Supplies)	106	2,860
Sierra Bancorp (Banks)	42	713
SIGA Technologies, Inc. (Pharmaceuticals)	140	707
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	66	546
Signet Jewelers, Ltd. (Specialty Retail)	136	8,875
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	97	15,301
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	117	3,801
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	54	1,572
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	29	587
Simmons First National Corp.—Class A (Banks)	384	6,624
Simpson Manufacturing Co., Inc. (Building Products)	131	18,143
Simulations Plus, Inc. (Health Care Technology)	48	2,080
Sinclair, Inc. (Media)	107	1,479
SiriusPoint, Ltd.* (Insurance)	278	2,510
SITE Centers Corp. (Retail REITs)	580	7,667
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	52	6,134
Sitio Royalties Corp.—Class A (Oil, Gas & Consumable Fuels)	246	6,462
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	220	5,716
SJW Group (Water Utilities)	94	6,590
Skillsoft Corp.* (Professional Services)	243	301
Skyline Champion Corp.* (Household Durables)	163	10,668
Skyward Specialty Insurance Group, Inc.*(a) (Insurance)	32	813
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	54	509
SkyWest, Inc.* (Passenger Airlines)	147	5,986
SKYX Platforms Corp.* (Electrical Equipment)	173	460
SL Green Realty Corp.(a) (Office REITs)	200	6,010
Sleep Number Corp.* (Specialty Retail)	65	1,773
SM Energy Co. (Oil, Gas & Consumable Fuels)	365	11,545
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	147	4,264
SmartFinancial, Inc. (Banks)	48	1,032
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	560	2,145
Smith & Wesson Brands, Inc. (Leisure Products)	139	1,813
Snap One Holdings Corp.* (Household Durables)	56	652
Solaris Oilfield Infrastructure, Inc.—Class A (Energy Equipment & Services)	98	816
SolarWinds Corp.* (Software)	155	1,590
Solid Power, Inc.* (Automobile Components)	471	1,196
Solo Brands, Inc.*—Class A (Leisure Products)	67	379
SomaLogic, Inc.* (Life Sciences Tools & Services)	459	1,060
Sonic Automotive, Inc.—Class A (Specialty Retail)	48	2,288
Sonos, Inc.* (Household Durables)	386	6,303
SoundHound AI, Inc.* (Software)	426	1,938
SoundThinking, Inc.* (Software)	27	590
South Plains Financial, Inc. (Banks)	37	833
Southern First Bancshares, Inc.* (Banks)	23	569
Southern Missouri Bancorp, Inc. (Banks)	26	1,000
Southern States Bancshares, Inc. (Banks)	23	485
Southland Holdings, Inc.* (Construction & Engineering)	11	90
Southside Bancshares, Inc. (Banks)	89	2,328
SouthState Corp. (Banks)	232	15,265
Southwest Gas Holdings, Inc. (Gas Utilities)	188	11,966
Sovos Brands, Inc.* (Food Products)	121	2,367

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 121

Common Stocks, continued

	Shares	Value
SP Plus Corp.* (Commercial Services & Supplies)	60	$2,347
SpartanNash Co. (Consumer Staples Distribution & Retail)	106	2,386
Sphere Entertainment Co.* (Entertainment)	79	2,164
Spire, Inc. (Gas Utilities)	157	9,960
Spirit Airlines, Inc. (Passenger Airlines)	334	5,731
Spok Holdings, Inc. (Wireless Telecommunication Services)	54	718
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	115	656
SpringWorks Therapeutics, Inc.* (Biotechnology)	177	4,641
Sprinklr, Inc.* (Software)	265	3,665
Sprout Social, Inc.*—Class A (Software)	145	6,693
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	315	11,570
SPS Commerce, Inc.* (Software)	112	21,512
SPX Technologies, Inc.* (Machinery)	134	11,386
Squarespace, Inc.*—Class A (IT Services)	136	4,289
STAAR Surgical Co.* (Health Care Equipment & Supplies)	148	7,780
Stagwell, Inc.* (Media)	329	2,372
Standard Motor Products, Inc. (Automobile Components)	64	2,401
Standex International Corp. (Machinery)	36	5,093
Star Holdings* (Diversified REITs)	39	572
Steelcase, Inc.—Class A (Commercial Services & Supplies)	268	2,066
Stellar Bancorp, Inc. (Banks)	148	3,388
Stem, Inc.*(a) (Electrical Equipment)	433	2,477
Stepan Co. (Chemicals)	65	6,211
StepStone Group, Inc.—Class A (Capital Markets)	164	4,069
Sterling Bancorp, Inc.* (Banks)	64	350
Sterling Check Corp.* (Professional Services)	72	883
Sterling Infrastructure, Inc.* (Construction & Engineering)	91	5,078
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	229	7,486
Stewart Information Services Corp. (Insurance)	81	3,332
Stitch Fix, Inc.*—Class A (Specialty Retail)	257	989
Stock Yards Bancorp, Inc. (Banks)	83	3,766
Stoke Therapeutics, Inc.* (Biotechnology)	84	893
StoneCo, Ltd.*—Class A (Financial Services)	885	11,275
Stoneridge, Inc.* (Automobile Components)	80	1,508
StoneX Group, Inc.* (Capital Markets)	54	4,486
Strategic Education, Inc. (Diversified Consumer Services)	69	4,681
Stratus Properties, Inc. (Real Estate Management & Development)	17	446
Stride, Inc.* (Diversified Consumer Services)	129	4,803
Sturm Ruger & Co., Inc. (Leisure Products)	53	2,807
Summit Financial Group, Inc. (Banks)	34	702
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	319	2,077
Summit Materials, Inc.*—Class A (Construction Materials)	363	13,739
Summit Therapeutics, Inc.* (Biotechnology)	352	884
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	115	2,585
SunCoke Energy, Inc. (Metals & Mining)	254	1,999
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	307	5,621
SunOpta, Inc.* (Food Products)	276	1,846
SunPower Corp.* (Electrical Equipment)	266	2,607
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	634	6,416
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	415	1,204
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	141	35,143
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	149	4,479
Surgery Partners, Inc.* (Health Care Providers & Services)	205	9,223
Surmodics, Inc.* (Health Care Equipment & Supplies)	42	1,315
Sutro Biopharma, Inc.* (Biotechnology)	183	851
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	294	3,769
SWK Holdings Corp.* (Financial Services)	11	184
Sylvamo Corp. (Paper & Forest Products)	111	4,490
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	120	10,246
Syndax Pharmaceuticals, Inc.* (Biotechnology)	200	4,186
System1, Inc.* (Interactive Media & Services)	75	338
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	71	1,770
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	340	4,716
Tanger Factory Outlet Centers, Inc. (Retail REITs)	311	6,864
Tango Therapeutics, Inc.* (Biotechnology)	136	452
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	95	1,275
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	25	948
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	72	1,301
Taylor Morrison Home Corp.* (Household Durables)	320	15,606
TechTarget, Inc.* (Media)	79	2,459
Teekay Corp.* (Oil, Gas & Consumable Fuels)	203	1,226
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	73	2,791
TEGNA, Inc. (Media)	682	11,075
Tejon Ranch Co.* (Real Estate Management & Development)	64	1,101
Tela Bio, Inc.* (Health Care Equipment & Supplies)	48	486
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	301	2,477
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,621	2,286
Tenable Holdings, Inc.* (Software)	347	15,113
Tenaya Therapeutics, Inc.* (Biotechnology)	139	816
Tennant Co. (Machinery)	56	4,542
Terawulf, Inc.* (Software)	153	268
Terex Corp. (Machinery)	204	12,205
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	130	1,138
Terran Orbital Corp.*(a) (Aerospace & Defense)	259	389

See accompanying notes to financial statements.

122 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Terreno Realty Corp. (Industrial REITs)	249	$14,964
TETRA Technologies, Inc.* (Energy Equipment & Services)	381	1,288
Texas Capital Bancshares, Inc.* (Banks)	146	7,519
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	131	5,159
TG Therapeutics, Inc.* (Biotechnology)	417	10,358
The Andersons, Inc. (Consumer Staples Distribution & Retail)	98	4,523
The Bancorp, Inc.* (Banks)	163	5,322
The Bank of NT Butterfield & Son, Ltd. (Banks)	152	4,159
The Beauty Health Co.* (Personal Care Products)	249	2,084
The Brink's Co. (Commercial Services & Supplies)	140	9,496
The Buckle, Inc. (Specialty Retail)	93	3,218
The Cato Corp.—Class A (Specialty Retail)	53	426
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	148	5,118
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	107	3,826
The Children's Place, Inc.* (Specialty Retail)	36	836
The Duckhorn Portfolio, Inc.* (Beverages)	134	1,738
The E.W. Scripps Co.*—Class A (Media)	181	1,656
The Ensign Group, Inc. (Health Care Providers & Services)	166	15,846
The First Bancorp, Inc. (Banks)	30	730
The First Bancshares, Inc. (Banks)	92	2,377
The First of Long Island Corp. (Banks)	65	781
The GEO Group, Inc.* (Commercial Services & Supplies)	362	2,592
The Goodyear Tire & Rubber Co.* (Automobile Components)	857	11,724
The Gorman-Rupp Co. (Machinery)	70	2,018
The Greenbrier Cos., Inc. (Machinery)	96	4,138
The Hackett Group, Inc. (IT Services)	76	1,699
The Hain Celestial Group, Inc.* (Food Products)	272	3,403
The Joint Corp.* (Health Care Providers & Services)	43	581
The Lovesac Co.* (Household Durables)	43	1,159
The Macerich Co. (Retail REITs)	658	7,416
The Manitowoc Co., Inc.* (Machinery)	106	1,996
The Marcus Corp. (Entertainment)	74	1,097
The Necessity Retail REIT, Inc. (Retail REITs)	409	2,765
The ODP Corp.* (Specialty Retail)	104	4,869
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	67	490
The Pennant Group, Inc.* (Health Care Providers & Services)	88	1,081
The RMR Group, Inc.—Class A (Real Estate Management & Development)	47	1,089
The Shyft Group, Inc. (Machinery)	105	2,316
The Simply Good Foods Co.* (Food Products)	276	10,099
The St Joe Co. (Real Estate Management & Development)	105	5,076
The Vita Coco Co., Inc.* (Beverages)	87	2,338
The York Water Co. (Water Utilities)	43	1,775
Theravance Biopharma, Inc.* (Pharmaceuticals)	188	1,946
Thermon Group Holdings, Inc.* (Electrical Equipment)	102	2,713
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	62	578
Third Coast Bancshares, Inc.* (Banks)	39	619
Third Harmonic Bio, Inc.* (Pharmaceuticals)	59	284
Thorne HealthTech, Inc.* (Personal Care Products)	43	202
Thoughtworks Holding, Inc.* (IT Services)	281	2,122
ThredUp, Inc.*—Class A (Specialty Retail)	218	532
Thryv Holdings, Inc.* (Media)	94	2,312
Tidewater, Inc.* (Energy Equipment & Services)	145	8,039
Tile Shop Holdings, Inc.* (Specialty Retail)	88	488
Tilly's, Inc.*—Class A (Specialty Retail)	68	477
Timberland Bancorp, Inc. (Banks)	23	588
TimkenSteel Corp.* (Metals & Mining)	132	2,847
Tingo Group, Inc.* (Electronic Equipment, Instruments & Components)	371	449
Tiptree, Inc. (Insurance)	73	1,096
Titan International, Inc.* (Machinery)	159	1,825
Titan Machinery, Inc.* (Trading Companies & Distributors)	63	1,859
Tompkins Financial Corp. (Banks)	42	2,339
Topgolf Callaway Brands Corp.* (Leisure Products)	438	8,694
Torrid Holdings, Inc.* (Specialty Retail)	37	104
Towne Bank (Banks)	214	4,973
Townsquare Media, Inc. (Media)	36	429
TPG RE Finance Trust, Inc. (Mortgage REITs)	210	1,556
TPI Composites, Inc.* (Electrical Equipment)	127	1,317
Traeger, Inc.* (Household Durables)	107	455
Transcat, Inc.* (Trading Companies & Distributors)	22	1,877
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	6	220
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	96	8,062
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	82	279
Travere Therapeutics, Inc.* (Biotechnology)	221	3,395
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	137	3,504
Tredegar Corp. (Metals & Mining)	80	534
TreeHouse Foods, Inc.* (Food Products)	157	7,910
Trevi Therapeutics, Inc.* (Pharmaceuticals)	127	304
Tri Pointe Homes, Inc.* (Household Durables)	302	9,924
TriCo Bancshares (Banks)	95	3,154
TriMas Corp. (Containers & Packaging)	126	3,464
TriNet Group, Inc.* (Professional Services)	115	10,922
Trinity Industries, Inc. (Machinery)	247	6,350
Trinseo PLC (Chemicals)	106	1,343
Triton International, Ltd. (Trading Companies & Distributors)	166	13,821
Triumph Financial, Inc.* (Banks)	68	4,129
Triumph Group, Inc.* (Aerospace & Defense)	196	2,425
Tronox Holdings PLC (Chemicals)	356	4,525
TrueBlue, Inc.* (Professional Services)	92	1,629
TrueCar, Inc.* (Interactive Media & Services)	268	606
Trupanion, Inc.*(a) (Insurance)	120	2,362
TrustCo Bank Corp. (Banks)	57	1,631
Trustmark Corp. (Banks)	185	3,907
TTEC Holdings, Inc. (Professional Services)	59	1,997

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 123

Common Stocks, continued

	Shares	Value
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	311	$4,323
Tucows, Inc.*—Class A (IT Services)	30	832
Turning Point Brands, Inc. (Tobacco)	52	1,249
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	48	559
TuSimple Holdings, Inc.*—Class A (Ground Transportation)	502	833
Tutor Perini Corp.* (Construction & Engineering)	129	922
Twist Bioscience Corp.*(a) (Biotechnology)	173	3,540
Two Harbors Investment Corp. (Mortgage REITs)	296	4,108
Tyra Biosciences, Inc.* (Biotechnology)	43	732
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	39	4,734
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	229	2,778
Udemy, Inc.* (Diversified Consumer Services)	261	2,801
UFP Industries, Inc. (Building Products)	183	17,760
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	22	4,265
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	135	5,192
UMB Financial Corp. (Banks)	135	8,222
UMH Properties, Inc. (Residential REITs)	167	2,669
UniFirst Corp. (Commercial Services & Supplies)	46	7,130
Unisys Corp.* (IT Services)	202	804
United Bankshares, Inc. (Banks)	398	11,809
United Community Banks, Inc. (Banks)	352	8,796
United Fire Group, Inc. (Insurance)	64	1,450
United Homes Group, Inc.* (Household Durables)	19	212
United Insurance Holdings Corp.* (Insurance)	60	268
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	180	3,519
United States Lime & Minerals, Inc. (Construction Materials)	6	1,253
Uniti Group, Inc. (Specialized REITs)	725	3,350
Unitil Corp. (Multi-Utilities)	49	2,485
Unity Bancorp, Inc. (Banks)	22	519
Universal Corp. (Tobacco)	73	3,646
Universal Health Realty Income Trust (Health Care REITs)	39	1,856
Universal Insurance Holdings, Inc. (Insurance)	77	1,188
Universal Logistics Holdings, Inc. (Ground Transportation)	21	605
Universal Technical Institute, Inc.* (Diversified Consumer Services)	100	691
Univest Financial Corp. (Banks)	88	1,591
Upbound Group, Inc. (Specialty Retail)	168	5,230
Upstart Holdings, Inc.*(a) (Consumer Finance)	219	7,842
Upwork, Inc.* (Professional Services)	376	3,512
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,119	3,805
Urban Edge Properties (Retail REITs)	350	5,401
Urban One, Inc.* (Media)	38	228
Urban One, Inc.* (Media)	25	150
Urban Outfitters, Inc.* (Specialty Retail)	194	6,427
UroGen Pharma, Ltd.* (Biotechnology)	59	611
Urstadt Biddle Properties, Inc.—Class A (Retail REITs)	87	1,850
USANA Health Sciences, Inc.* (Personal Care Products)	35	2,206
USCB Financial Holdings, Inc.* (Banks)	32	326
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	10	932
Utz Brands, Inc. (Food Products)	219	3,583
V2X, Inc.* (Aerospace & Defense)	35	1,735
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	328	1,233
Valaris, Ltd.* (Energy Equipment & Services)	187	11,768
Valhi, Inc. (Chemicals)	7	90
Valley National Bancorp (Banks)	1,314	10,184
Value Line, Inc. (Capital Markets)	3	138
Vanda Pharmaceuticals, Inc.* (Biotechnology)	172	1,133
Varex Imaging Corp.* (Health Care Equipment & Supplies)	118	2,781
Varonis Systems, Inc.* (Software)	331	8,821
Vaxcyte, Inc.* (Biotechnology)	280	13,983
Vaxxinity, Inc.* (Biotechnology)	130	328
Vector Group, Ltd. (Tobacco)	442	5,661
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	155	3,980
Velo3D, Inc.*(a) (Machinery)	271	585
Velocity Financial, Inc.* (Financial Services)	27	311
Ventyx Biosciences, Inc.* (Pharmaceuticals)	142	4,658
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	80	511
Vera Therapeutics, Inc.* (Biotechnology)	103	1,653
Veracyte, Inc.* (Biotechnology)	221	5,629
Veradigm, Inc.* (Health Care Technology)	328	4,133
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	13	85
Vericel Corp.* (Biotechnology)	145	5,448
Verint Systems, Inc.* (Software)	192	6,732
Veris Residential, Inc.* (Residential REITs)	241	3,868
Veritex Holdings, Inc. (Banks)	160	2,869
Veritiv Corp. (Trading Companies & Distributors)	40	5,024
Veritone, Inc.* (Software)	80	314
Verra Mobility Corp.* (Professional Services)	425	8,381
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	63	364
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	205	1,281
Verve Therapeutics, Inc.* (Biotechnology)	154	2,888
Viad Corp.* (Commercial Services & Supplies)	62	1,667
Viant Technology, Inc.*—Class A (Software)	44	203
Viavi Solutions, Inc.* (Communications Equipment)	680	7,704
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	213	390
Vicor Corp.* (Electrical Equipment)	67	3,618
Victory Capital Holdings, Inc.—Class A (Capital Markets)	84	2,649
Viemed Healthcare, Inc.* (Health Care Providers & Services)	104	1,017
ViewRay, Inc.* (Health Care Equipment & Supplies)	455	160
Vigil Neuroscience, Inc.* (Biotechnology)	49	461

See accompanying notes to financial statements.

124 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Viking Therapeutics, Inc.* (Biotechnology)	292	$4,733
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	26	593
Vimeo, Inc.* (Interactive Media & Services)	463	1,908
Vir Biotechnology, Inc.* (Biotechnology)	255	6,255
Virgin Galactic Holdings, Inc.*(a) (Aerospace & Defense)	768	2,980
Virginia National Bankshares Corp. (Banks)	14	450
Viridian Therapeutics, Inc.* (Biotechnology)	128	3,045
Virtus Investment Partners, Inc. (Capital Markets)	21	4,147
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	392	11,525
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	38	1,412
Vista Outdoor, Inc.* (Leisure Products)	171	4,732
Visteon Corp.* (Automobile Components)	86	12,351
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	51	2,303
Vital Farms, Inc.* (Food Products)	93	1,115
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	76	1,702
Vivid Seats, Inc.*—Class A (Entertainment)	77	610
Vizio Holding Corp.*—Class A (Household Durables)	231	1,559
Vor BioPharma, Inc.* (Biotechnology)	115	355
VOXX International Corp.* (Household Durables)	42	524
Voyager Therapeutics, Inc.* (Biotechnology)	97	1,111
VSE Corp. (Commercial Services & Supplies)	32	1,750
Vuzix Corp.* (Household Durables)	179	913
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	299	1,157
Wabash National Corp. (Machinery)	144	3,692
Waldencast PLC* (Personal Care Products)	61	472
Walker & Dunlop, Inc. (Financial Services)	97	7,672
Warby Parker, Inc.*—Class A (Specialty Retail)	258	3,016
Warrior Met Coal, Inc. (Metals & Mining)	157	6,115
Washington Federal, Inc. (Banks)	199	5,277
Washington Trust Bancorp, Inc. (Banks)	51	1,367
Waterstone Financial, Inc. (Financial Services)	56	811
Watts Water Technologies, Inc.—Class A (Machinery)	83	15,250
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	180	655
WD-40 Co. (Household Products)	41	7,735
Weatherford International PLC* (Energy Equipment & Services)	217	14,413
Weave Communications, Inc.* (Software)	100	1,111
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	50	3,211
Werner Enterprises, Inc. (Ground Transportation)	193	8,526
WesBanco, Inc. (Banks)	176	4,507
West Bancorp, Inc. (Banks)	49	902
Westamerica Bancorp (Banks)	80	3,064
Westrock Coffee Co.* (Food Products)	86	935
Weyco Group, Inc. (Distributors)	18	480
Whitestone REIT (Retail REITs)	148	1,436
WideOpenWest, Inc.* (Media)	156	1,317
Willdan Group, Inc.* (Professional Services)	37	709
Willis Lease Finance Corp.* (Trading Companies & Distributors)	9	352
Winmark Corp. (Specialty Retail)	9	2,992
Winnebago Industries, Inc. (Automobile Components)	90	6,002
WisdomTree, Inc. (Capital Markets)	420	2,881
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	236	3,467
Workhorse Group, Inc.* (Automobile Components)	504	439
Workiva, Inc.* (Software)	149	15,148
World Acceptance Corp.* (Consumer Finance)	11	1,474
World Kinect Corp. (Oil, Gas & Consumable Fuels)	188	3,888
Worthington Industries, Inc. (Metals & Mining)	94	6,530
WSFS Financial Corp. (Banks)	186	7,016
WW International, Inc.* (Diversified Consumer Services)	166	1,116
X4 Pharmaceuticals, Inc.* (Biotechnology)	374	726
Xencor, Inc.* (Biotechnology)	176	4,395
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	339	4,173
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	405	1,061
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	349	5,197
XOMA Corp.* (Biotechnology)	22	416
Xometry, Inc.*—Class A (Trading Companies & Distributors)	103	2,182
XPEL, Inc.* (Automobile Components)	69	5,811
Xperi, Inc.* (Software)	128	1,683
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	75	1,294
Yelp, Inc.* (Interactive Media & Services)	205	7,464
Yext, Inc.* (Software)	326	3,687
Y-mAbs Therapeutics, Inc.* (Biotechnology)	112	760
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	149	4,203
Zeta Global Holdings Corp.*—Class A (Software)	408	3,484
Zevia PBC*—Class A (Beverages)	76	328
Zevra Therapeutics, Inc.* (Pharmaceuticals)	105	536
Ziff Davis, Inc.* (Interactive Media & Services)	143	10,018
Zimvie, Inc.* (Health Care Equipment & Supplies)	79	887
ZipRecruiter, Inc.* (Interactive Media & Services)	212	3,765
Zumiez, Inc.* (Specialty Retail)	48	800
Zuora, Inc.*—Class A (Software)	376	4,125
Zura Bio, Ltd.* (Biotechnology)	23	189
Zurn Elkay Water Solutions Corp. (Building Products)	450	12,101
Zymeworks, Inc.* (Biotechnology)	162	1,400
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	60	575
TOTAL COMMON STOCKS (Cost $6,095,915)		7,290,925

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 125

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (34.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $4,201,724	$4,200,000	$4,200,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,200,000)		4,200,000

Collateral for Securities Loaned(e) (1.8%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(f)	222,165	$222,165
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $222,165)		222,165
TOTAL INVESTMENT SECURITIES (Cost $10,518,080)—95.3%		11,713,090
Net other assets (liabilities)—4.7%		582,095
NET ASSETS—100.0%		$12,295,185

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of June 30, 2023, this security represented 0.000% of the net assets of the Fund.
(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $215,708.
(b)	Amount is less than $0.50.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $632,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.
(f)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	9/18/23	$380,740	$1,392

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	7/27/23	5.47%	$3,072,964	$49,533
Russell 2000 Index	UBS AG	7/27/23	5.07%	1,548,759	32,081
				$4,621,723	$81,614

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

126 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

ProFund VP Small-Cap invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$75,435	0.6%
Air Freight & Logistics	20,500	0.2%
Automobile Components	118,633	1.0%
Automobiles	402	NM
Banks	573,049	4.8%
Beverages	28,495	0.2%
Biotechnology	549,184	4.4%
Broadline Retail	4,831	NM
Building Products	127,490	1.0%
Capital Markets	101,546	0.8%
Chemicals	151,026	1.1%
Commercial Services & Supplies	111,084	0.9%
Communications Equipment	58,764	0.5%
Construction & Engineering	108,938	0.9%
Construction Materials	21,735	0.2%
Consumer Finance	59,164	0.5%
Consumer Staples Distribution & Retail	39,948	0.3%
Containers & Packaging	23,632	0.2%
Distributors	1,627	NM
Diversified Consumer Services	70,744	0.6%
Diversified REITs	41,820	0.3%
Diversified Telecommunication Services	36,823	0.3%
Electric Utilities	55,414	0.5%
Electrical Equipment	119,834	1.0%
Electronic Equipment, Instruments & Components	206,821	1.7%
Energy Equipment & Services	169,409	1.4%
Entertainment	28,304	0.2%
Financial Services	153,192	1.2%
Food Products	86,658	0.7%
Gas Utilities	73,956	0.5%
Ground Transportation	34,991	0.3%
Health Care Equipment & Supplies	258,800	2.1%
Health Care Providers & Services	203,051	1.7%
Health Care REITs	43,022	0.3%
Health Care Technology	45,009	0.4%
Hotel & Resort REITs	61,304	0.5%
Hotels, Restaurants & Leisure	172,519	1.4%
Household Durables	157,548	1.3%
Household Products	21,478	0.2%
Independent Power and Renewable Electricity Producers	21,294	0.2%
Industrial Conglomerates	1,492	NM
Industrial REITs	32,786	0.3%
Insurance	124,218	1.0%
Interactive Media & Services	53,161	0.4%
IT Services	37,455	0.3%
Leisure Products	32,977	0.3%
Life Sciences Tools & Services	30,458	0.2%
Machinery	275,865	2.3%
Marine Transportation	19,228	0.2%
Media	54,221	0.5%
Metals & Mining	133,403	1.1%
Mortgage REITs	89,545	0.7%
Multi-Utilities	34,137	0.3%
Office REITs	51,215	0.4%
Oil, Gas & Consumable Fuels	325,930	2.6%
Paper & Forest Products	6,495	0.1%
Passenger Airlines	41,470	0.3%
Personal Care Products	64,010	0.5%
Pharmaceuticals	145,885	1.2%
Professional Services	176,947	1.4%
Real Estate Management & Development	54,854	0.4%
Residential REITs	34,162	0.3%
Retail REITs	89,398	0.8%
Semiconductors & Semiconductor Equipment	242,518	2.0%
Software	395,439	3.2%
Specialized REITs	35,526	0.3%
Specialty Retail	177,672	1.4%
Technology Hardware, Storage & Peripherals	54,539	0.4%
Textiles, Apparel & Luxury Goods	32,874	0.3%
Tobacco	10,629	0.1%
Trading Companies & Distributors	150,201	1.2%
Water Utilities	35,234	0.3%
Wireless Telecommunication Services	9,507	0.1%
Other**	5,004,260	40.7%
Total	$12,295,185	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 127

Common Stocks (99.5%)

	Shares	Value
8x8, Inc.* (Software)	1,536	$6,497
A10 Networks, Inc. (Software)	1,901	27,736
AAON, Inc. (Building Products)	1,266	120,029
Academy Sports & Outdoors, Inc. (Specialty Retail)	1,070	57,834
AdaptHealth Corp.* (Health Care Providers & Services)	2,259	27,492
Addus HomeCare Corp.* (Health Care Providers & Services)	479	44,403
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,289	44,264
ADTRAN Holdings, Inc. (Communications Equipment)	1,459	15,363
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	1,109	123,598
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,243	123,073
AeroVironment, Inc.* (Aerospace & Defense)	746	76,301
Agiliti, Inc.* (Health Care Providers & Services)	446	7,359
Agilysys, Inc.* (Software)	589	40,429
Alamo Group, Inc. (Machinery)	223	41,012
Alarm.com Holdings, Inc.* (Software)	1,473	76,124
Albany International Corp. (Machinery)	920	85,818
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	658	21,582
American Equity Investment Life Holding Co. (Insurance)	970	50,547
American States Water Co. (Water Utilities)	753	65,511
American Vanguard Corp. (Chemicals)	817	14,600
Ameris Bancorp (Banks)	1,176	40,231
AMERISAFE, Inc. (Insurance)	311	16,583
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,172	127,889
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,112	63,906
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	214	11,520
Anika Therapeutics, Inc.* (Biotechnology)	227	5,897
Apogee Enterprises, Inc. (Building Products)	376	17,849
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,142	165,395
Arcosa, Inc. (Construction & Engineering)	944	71,527
Arcus Biosciences, Inc.* (Biotechnology)	1,555	31,582
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,356	14,794
Armada Hoffler Properties, Inc. (Diversified REITs)	1,304	15,231
ARMOUR Residential REIT, Inc.(a) (Mortgage REITs)	5,782	30,818
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	1,011	39,742
Asbury Automotive Group, Inc.* (Specialty Retail)	286	68,761
Assured Guaranty, Ltd. (Insurance)	893	49,829
ATI, Inc.* (Metals & Mining)	2,356	104,205
Atlantic Union Bankshares Corp. (Banks)	864	22,421
ATN International, Inc. (Diversified Telecommunication Services)	316	11,566
Avantax, Inc.* (Capital Markets)	1,140	25,513
Avid Bioservices, Inc.* (Biotechnology)	1,274	17,798
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	581	14,815
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	966	177,097
Axos Financial, Inc.* (Banks)	839	33,090
B Riley Financial, Inc.(a) (Capital Markets)	229	10,529
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	865	127,639
Balchem Corp. (Chemicals)	952	128,339
BancFirst Corp. (Banks)	516	47,472
Bank of Hawaii Corp.(a) (Banks)	598	24,656
Banner Corp. (Banks)	1,015	44,325
Berkshire Hills Bancorp, Inc. (Banks)	758	15,713
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	1,027	22,696
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,495	40,201
Boise Cascade Co. (Trading Companies & Distributors)	1,170	105,710
Boot Barn Holdings, Inc.* (Specialty Retail)	538	45,563
Brady Corp.—Class A (Commercial Services & Supplies)	886	42,146
Brightsphere Investment Group, Inc. (Capital Markets)	496	10,391
California Resources Corp. (Oil, Gas & Consumable Fuels)	605	27,400
California Water Service Group (Water Utilities)	1,025	52,921
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	758	26,583
Cal-Maine Foods, Inc. (Food Products)	1,123	50,535
CareTrust REIT, Inc. (Health Care REITs)	1,822	36,184
Cargurus, Inc.* (Interactive Media & Services)	1,320	29,872
Cars.com, Inc.* (Interactive Media & Services)	1,833	36,330
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,880	38,707
Cavco Industries, Inc.* (Household Durables)	239	70,505
Central Garden & Pet Co.* (Household Products)	137	5,311
Central Garden & Pet Co.*—Class A (Household Products)	585	21,329
Certara, Inc.* (Health Care Technology)	1,807	32,905
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	422	10,782
Chesapeake Utilities Corp. (Gas Utilities)	353	42,007
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	289	11,797
City Holding Co. (Banks)	445	40,046
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	1,450	100,587
Clearfield, Inc.* (Communications Equipment)	375	17,756
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	749	50,400
Coherus Biosciences, Inc.* (Biotechnology)	1,008	4,304
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	926	38,485
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,022	21,963
Comfort Systems USA, Inc. (Construction & Engineering)	1,056	173,395
Community Bank System, Inc. (Banks)	904	42,380
Community Healthcare Trust, Inc. (Health Care REITs)	434	14,331

See accompanying notes to financial statements.

128 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Computer Programs and Systems, Inc.* (Health Care Technology)	223	$5,506
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	2,706	31,390
CONMED Corp. (Health Care Equipment & Supplies)	443	60,199
Consensus Cloud Solutions, Inc.* (Software)	352	10,912
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	942	63,877
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,671	59,430
Core Laboratories, Inc. (Energy Equipment & Services)	661	15,368
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	675	11,975
CorVel Corp.* (Health Care Providers & Services)	175	33,863
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,009	28,333
CSG Systems International, Inc. (Professional Services)	897	47,308
CTS Corp. (Electronic Equipment, Instruments & Components)	931	39,689
Customers Bancorp, Inc.* (Banks)	434	13,133
CVB Financial Corp. (Banks)	3,869	51,380
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	474	14,201
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,040	8,882
Cytokinetics, Inc.* (Biotechnology)	2,826	92,183
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	663	29,543
Digi International, Inc.* (Communications Equipment)	1,059	41,714
Digital Turbine, Inc.* (Software)	1,707	15,841
Dime Community Bancshares, Inc. (Banks)	963	16,978
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	278	16,132
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,350	124,862
Donnelley Financial Solutions, Inc.* (Capital Markets)	375	17,074
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	941	24,137
Dorman Products, Inc. (Automobile Components)	837	65,982
DoubleVerify Holdings, Inc.* (Software)	2,603	101,308
Dril-Quip, Inc.* (Energy Equipment & Services)	535	12,449
Dycom Industries, Inc.* (Construction & Engineering)	590	67,054
Dynavax Technologies Corp.* (Biotechnology)	3,530	45,608
Edgewell Personal Care Co. (Personal Care Products)	724	29,908
elf Beauty, Inc.* (Personal Care Products)	1,495	170,774
Embecta Corp. (Health Care Equipment & Supplies)	795	17,172
Employers Holdings, Inc. (Insurance)	405	15,151
Enanta Pharmaceuticals, Inc.* (Biotechnology)	229	4,901
Encore Wire Corp. (Electrical Equipment)	532	98,915
Enerpac Tool Group Corp. (Machinery)	1,115	30,105
EnPro Industries, Inc. (Machinery)	617	82,388
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	382	21,507
ESCO Technologies, Inc. (Machinery)	518	53,680
Ethan Allen Interiors, Inc. (Household Durables)	674	19,061
EVERTEC, Inc. (Financial Services)	1,250	46,038
eXp World Holdings, Inc. (Real Estate Management & Development)	588	11,925
Extreme Networks, Inc.* (Communications Equipment)	3,811	99,278
Fabrinet* (Electronic Equipment, Instruments & Components)	1,072	139,231
FB Financial Corp. (Banks)	519	14,558
Federal Signal Corp. (Machinery)	1,800	115,254
First Bancorp (Banks)	5,311	64,901
First Bancorp (Banks)	726	21,599
First Commonwealth Financial Corp. (Banks)	1,672	21,151
First Financial Bancorp (Banks)	1,546	31,600
First Hawaiian, Inc. (Banks)	1,960	35,300
Forward Air Corp. (Air Freight & Logistics)	766	81,280
Four Corners Property Trust, Inc. (Specialized REITs)	1,723	43,764
Franklin Electric Co., Inc. (Machinery)	1,146	117,923
Frontdoor, Inc.* (Diversified Consumer Services)	1,255	40,035
Fulgent Genetics, Inc.* (Health Care Providers & Services)	264	9,776
Fulton Financial Corp. (Banks)	2,395	28,548
FutureFuel Corp. (Chemicals)	435	3,850
Gentherm, Inc.* (Automobile Components)	597	33,736
Getty Realty Corp. (Retail REITs)	852	28,815
Glaukos Corp.* (Health Care Equipment & Supplies)	954	67,934
Gogo, Inc.* (Wireless Telecommunication Services)	1,259	21,416
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	400	16,720
Green Brick Partners, Inc.* (Household Durables)	793	45,042
Griffon Corp. (Building Products)	1,403	56,541
H.B. Fuller Co. (Chemicals)	1,018	72,797
Hanmi Financial Corp. (Banks)	903	13,482
Harmonic, Inc.* (Communications Equipment)	3,289	53,183
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	884	31,108
Haverty Furniture Cos., Inc. (Specialty Retail)	201	6,074
Hawkins, Inc. (Chemicals)	560	26,706
Haynes International, Inc. (Metals & Mining)	252	12,807
HealthStream, Inc. (Health Care Technology)	459	11,273
Heartland Express, Inc. (Ground Transportation)	895	14,687
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,758	62,322
Heritage Financial Corp. (Banks)	1,036	16,752
Hibbett, Inc. (Specialty Retail)	200	7,258
Hillenbrand, Inc. (Machinery)	2,056	105,432
Hostess Brands, Inc.* (Food Products)	3,925	99,380
Hub Group, Inc.*—Class A (Air Freight & Logistics)	436	35,020
Independent Bank Corp. (Banks)	679	30,222
Ingevity Corp.* (Chemicals)	1,009	58,683
Innospec, Inc. (Chemicals)	734	73,723

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 129

Common Stocks, continued

	Shares	Value
Innovative Industrial Properties, Inc. (Industrial REITs)	828	$60,452
Innoviva, Inc.* (Pharmaceuticals)	1,741	22,163
Installed Building Products, Inc. (Household Durables)	454	63,633
Insteel Industries, Inc. (Building Products)	264	8,216
Inter Parfums, Inc. (Personal Care Products)	530	71,672
InterDigital, Inc. (Software)	790	76,274
Invesco Mortgage Capital, Inc. (Mortgage REITs)	554	6,354
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,515	26,760
iTeos Therapeutics, Inc.* (Biotechnology)	729	9,652
J & J Snack Foods Corp. (Food Products)	444	70,312
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	609	59,396
John B Sanfilippo & Son, Inc. (Food Products)	162	18,998
Kaiser Aluminum Corp. (Metals & Mining)	472	33,814
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,260	20,576
Korn Ferry (Professional Services)	742	36,759
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,672	99,400
Lakeland Financial Corp. (Banks)	751	36,439
LCI Industries (Automobile Components)	374	47,259
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	397	26,710
Leslie's, Inc.* (Specialty Retail)	2,860	26,855
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	262	18,890
Lindsay Corp. (Machinery)	326	38,905
Liquidity Services, Inc.* (Commercial Services & Supplies)	379	6,254
Livent Corp.* (Chemicals)	5,308	145,599
LiveRamp Holdings, Inc.* (Software)	1,051	30,017
LTC Properties, Inc. (Health Care REITs)	795	26,251
Marcus & Millichap, Inc. (Real Estate Management & Development)	715	22,530
Marten Transport, Ltd. (Ground Transportation)	1,704	36,636
Materion Corp. (Metals & Mining)	348	39,742
Matson, Inc. (Marine Transportation)	1,059	82,316
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	2,173	68,580
Medifast, Inc. (Personal Care Products)	322	29,676
Mercer International, Inc. (Paper & Forest Products)	515	4,156
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,699	142,105
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	92	11,822
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	553	18,537
MGP Ingredients, Inc. (Beverages)	455	48,358
Middlesex Water Co. (Water Utilities)	335	27,021
Mister Car Wash, Inc.*(a) (Diversified Consumer Services)	1,208	11,657
Moelis & Co.—Class A (Capital Markets)	963	43,663
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	396	27,898
Moog, Inc.—Class A (Aerospace & Defense)	518	56,167
Mr. Cooper Group, Inc.* (Financial Services)	2,011	101,837
Mueller Industries, Inc. (Machinery)	1,684	146,980
Myers Industries, Inc. (Containers & Packaging)	1,085	21,082
MYR Group, Inc.* (Construction & Engineering)	247	34,170
N-able, Inc.* (Software)	1,353	19,497
Nabors Industries, Ltd.* (Energy Equipment & Services)	182	16,931
National Bank Holdings Corp.—Class A (Banks)	735	21,344
National Beverage Corp.* (Beverages)	469	22,676
National Vision Holdings, Inc.* (Specialty Retail)	1,339	32,524
NBT Bancorp, Inc. (Banks)	1,268	40,386
NetScout Systems, Inc.* (Communications Equipment)	1,992	61,652
NexPoint Residential Trust, Inc. (Residential REITs)	358	16,282
NextGen Healthcare, Inc.* (Health Care Technology)	1,579	25,611
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	1,992	17,808
NMI Holdings, Inc.*—Class A (Financial Services)	1,255	32,404
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	2,392	82,093
Northfield Bancorp, Inc. (Banks)	654	7,181
Northwest Bancshares, Inc. (Banks)	1,952	20,691
Northwest Natural Holding Co. (Gas Utilities)	681	29,317
NV5 Global, Inc.* (Professional Services)	372	41,206
Oceaneering International, Inc.* (Energy Equipment & Services)	2,144	40,093
OFG Bancorp (Banks)	1,404	36,616
O-I Glass, Inc.* (Containers & Packaging)	2,110	45,006
OneSpan, Inc.* (Software)	514	7,628
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,446	168,416
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	235	27,690
Otter Tail Corp. (Electric Utilities)	751	59,299
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	307	30,215
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,358	54,415
Palomar Holdings, Inc.* (Insurance)	734	42,601
Park National Corp. (Banks)	425	43,486
Pathward Financial, Inc. (Banks)	573	26,564
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,183	50,071
Payoneer Global, Inc.* (Financial Services)	2,604	12,525
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	883	39,823
Perdoceo Education Corp.* (Diversified Consumer Services)	1,256	15,411
Perficient, Inc.* (IT Services)	587	48,915
PGT Innovations, Inc.* (Building Products)	1,735	50,575
Phillips Edison & Co., Inc.(a) (Retail REITs)	1,491	50,812
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,846	47,608
Piper Sandler Cos. (Capital Markets)	436	56,358
Plexus Corp.* (Electronic Equipment, Instruments & Components)	817	80,262
Preferred Bank (Banks)	391	21,501
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	1,027	61,034

See accompanying notes to financial statements.

130 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Privia Health Group, Inc.* (Health Care Providers & Services)	2,767	$72,246
Progress Software Corp. (Software)	1,280	74,368
Quaker Chemical Corp. (Chemicals)	404	78,740
Quanex Building Products Corp. (Building Products)	559	15,009
QuinStreet, Inc.* (Interactive Media & Services)	781	6,896
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	3,217	206,434
REGENXBIO, Inc.* (Biotechnology)	1,117	22,329
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	452	15,734
RPC, Inc. (Energy Equipment & Services)	2,449	17,510
S&T Bancorp, Inc. (Banks)	794	21,589
Sabre Corp.* (Hotels, Restaurants & Leisure)	3,728	11,892
Safety Insurance Group, Inc. (Insurance)	250	17,930
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	793	47,794
Saul Centers, Inc. (Retail REITs)	218	8,029
Schrodinger, Inc.* (Health Care Technology)	698	34,844
Seacoast Banking Corp. of Florida (Banks)	1,337	29,548
ServisFirst Bancshares, Inc. (Banks)	1,444	59,088
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	586	45,544
Shutterstock, Inc. (Interactive Media & Services)	343	16,694
Simulations Plus, Inc. (Health Care Technology)	313	13,562
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	263	31,026
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	941	24,447
SJW Group (Water Utilities)	817	57,280
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,560	112,603
Southside Bancshares, Inc. (Banks)	504	13,185
SPS Commerce, Inc.* (Software)	1,079	207,232
SPX Technologies, Inc.* (Machinery)	833	70,780
Standex International Corp. (Machinery)	239	33,811
Stellar Bancorp, Inc. (Banks)	1,339	30,650
Stepan Co. (Chemicals)	407	38,893
StoneX Group, Inc.* (Capital Markets)	522	43,368
Strategic Education, Inc. (Diversified Consumer Services)	378	25,644
Stride, Inc.* (Diversified Consumer Services)	1,208	44,973
Sturm Ruger & Co., Inc. (Leisure Products)	319	16,894
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	1,080	24,278
SunPower Corp.* (Electrical Equipment)	1,418	13,896
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,610	48,397
Sylvamo Corp. (Paper & Forest Products)	538	21,762
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,723	23,898
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	1,145	28,098
Tanger Factory Outlet Centers, Inc. (Retail REITs)	1,709	37,717
TechTarget, Inc.* (Media)	762	23,721
The Andersons, Inc. (Consumer Staples Distribution & Retail)	409	18,875
The Bancorp, Inc.* (Banks)	1,616	52,762
The Buckle, Inc. (Specialty Retail)	607	21,002
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	645	23,066
The Ensign Group, Inc. (Health Care Providers & Services)	1,654	157,891
The Simply Good Foods Co.* (Food Products)	2,499	91,438
The St Joe Co. (Real Estate Management & Development)	1,000	48,339
TimkenSteel Corp.* (Metals & Mining)	496	10,699
Titan International, Inc.* (Machinery)	1,510	17,335
Tompkins Financial Corp. (Banks)	239	13,312
Tootsie Roll Industries, Inc. (Food Products)	532	18,838
TreeHouse Foods, Inc.* (Food Products)	705	35,518
Trinity Industries, Inc. (Machinery)	1,415	36,380
Triumph Financial, Inc.* (Banks)	396	24,045
Trupanion, Inc.*(a) (Insurance)	1,047	20,605
TrustCo Bank Corp. (Banks)	372	10,643
Trustmark Corp. (Banks)	1,245	26,294
TTEC Holdings, Inc. (Professional Services)	279	9,441
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	265	32,168
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,320	16,012
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	205	39,739
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	725	27,884
UniFirst Corp. (Commercial Services & Supplies)	263	40,768
uniQure N.V.* (Biotechnology)	1,237	14,176
United Community Banks, Inc. (Banks)	2,211	55,253
Uniti Group, Inc. (Specialized REITs)	3,172	14,655
Unitil Corp. (Multi-Utilities)	476	24,138
Universal Health Realty Income Trust (Health Care REITs)	244	11,610
Urban Edge Properties (Retail REITs)	1,771	27,327
Urstadt Biddle Properties, Inc.—Class A (Retail REITs)	487	10,354
Vector Group, Ltd. (Tobacco)	1,724	22,084
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,527	39,213
Veradigm, Inc.* (Health Care Technology)	3,228	40,674
Vericel Corp.* (Biotechnology)	801	30,094
Veris Residential, Inc.* (Residential REITs)	1,320	21,186
Veritex Holdings, Inc. (Banks)	785	14,075
Verra Mobility Corp.* (Professional Services)	4,134	81,523
Viavi Solutions, Inc.* (Communications Equipment)	3,418	38,726
Vir Biotechnology, Inc.* (Biotechnology)	2,256	55,340
Virtus Investment Partners, Inc. (Capital Markets)	103	20,339
Vista Outdoor, Inc.* (Leisure Products)	758	20,974
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	549	24,787
Wabash National Corp. (Machinery)	813	20,845
Warrior Met Coal, Inc. (Metals & Mining)	860	33,497
Washington Federal, Inc. (Banks)	1,029	27,289
WD-40 Co. (Household Products)	260	49,050
Westamerica Bancorp (Banks)	787	30,142
Winnebago Industries, Inc. (Automobile Components)	415	27,676
WisdomTree, Inc. (Capital Markets)	1,877	12,876

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 131

Common Stocks, continued

	Shares	Value
Xencor, Inc.* (Biotechnology)	1,785	$44,571
XPEL, Inc.* (Automobile Components)	579	48,763
Yelp, Inc.* (Interactive Media & Services)	1,179	42,927
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	628	6,023
TOTAL COMMON STOCKS (Cost $10,548,156)		14,705,467

Repurchase Agreements(b)  (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $98,040	$98,000	$98,000
TOTAL REPURCHASE AGREEMENTS (Cost $98,000)		98,000

Collateral for Securities Loaned(c)  (1.0%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(d)	154,823	$154,823
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $154,823)		154,823
TOTAL INVESTMENT SECURITIES (Cost $10,800,979)—101.2%		14,958,290
Net other assets (liabilities)—(1.2)%		(176,235)
NET ASSETS—100.0%		$14,782,055

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $149,692.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.

(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

132 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$255,541	1.7%
Air Freight & Logistics	116,300	0.8%
Automobile Components	223,416	1.5%
Banks	1,332,021	9.0%
Beverages	71,034	0.5%
Biotechnology	443,902	3.0%
Building Products	268,219	1.8%
Capital Markets	279,853	1.9%
Chemicals	641,930	4.4%
Commercial Services & Supplies	89,168	0.6%
Communications Equipment	327,672	2.2%
Construction & Engineering	346,146	2.3%
Consumer Staples Distribution & Retail	41,941	0.3%
Containers & Packaging	66,088	0.4%
Diversified Consumer Services	181,984	1.2%
Diversified REITs	15,231	0.1%
Diversified Telecommunication Services	61,966	0.4%
Electric Utilities	59,299	0.4%
Electrical Equipment	112,811	0.8%
Electronic Equipment, Instruments & Components	640,741	4.3%
Energy Equipment & Services	248,564	1.7%
Financial Services	192,804	1.3%
Food Products	385,019	2.7%
Gas Utilities	71,324	0.5%
Ground Transportation	51,323	0.3%
Health Care Equipment & Supplies	399,802	2.7%
Health Care Providers & Services	541,420	3.7%
Health Care REITs	88,376	0.6%
Health Care Technology	164,375	1.1%
Hotels, Restaurants & Leisure	283,570	2.0%
Household Durables	198,241	1.3%
Household Products	75,690	0.5%
Industrial REITs	60,452	0.4%
Insurance	213,246	1.4%
Interactive Media & Services	132,719	0.9%
IT Services	48,915	0.3%
Leisure Products	37,868	0.3%
Life Sciences Tools & Services	31,578	0.2%
Machinery	996,648	6.7%
Marine Transportation	82,316	0.6%
Media	23,721	0.2%
Metals & Mining	234,764	1.6%
Mortgage REITs	37,172	0.3%
Multi-Utilities	24,138	0.2%
Oil, Gas & Consumable Fuels	547,290	3.7%
Paper & Forest Products	25,918	0.2%
Passenger Airlines	24,278	0.2%
Personal Care Products	302,030	2.0%
Pharmaceuticals	392,826	2.7%
Professional Services	216,237	1.5%
Real Estate Management & Development	103,370	0.7%
Residential REITs	37,468	0.3%
Retail REITs	163,054	1.1%
Semiconductors & Semiconductor Equipment	1,101,192	7.4%
Software	693,863	4.7%
Specialized REITs	58,419	0.4%
Specialty Retail	265,871	1.8%
Technology Hardware, Storage & Peripherals	26,790	0.2%
Textiles, Apparel & Luxury Goods	30,215	0.2%
Tobacco	22,084	0.1%
Trading Companies & Distributors	271,105	1.8%
Water Utilities	202,733	1.3%
Wireless Telecommunication Services	21,416	0.1%
Other**	76,588	0.5%
Total	$14,782,055	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 133

Common Stocks (99.9%)

	Shares	Value
3D Systems Corp.* (Machinery)	4,668	$46,353
8x8, Inc.* (Software)	2,173	9,192
AAR Corp.* (Aerospace & Defense)	1,174	67,810
Aaron's Co., Inc. (The) (Specialty Retail)	1,100	15,554
Abercrombie & Fitch Co.* (Specialty Retail)	1,782	67,146
ABM Industries, Inc. (Commercial Services & Supplies)	2,353	100,354
Academy Sports & Outdoors, Inc. (Specialty Retail)	1,455	78,643
Acadia Realty Trust (Retail REITs)	3,389	48,768
Adeia, Inc. (Software)	3,785	41,673
ADTRAN Holdings, Inc. (Communications Equipment)	790	8,319
AdvanSix, Inc. (Chemicals)	981	34,315
Agiliti, Inc.* (Health Care Providers & Services)	658	10,857
Alamo Group, Inc. (Machinery)	100	18,391
Alexander & Baldwin, Inc. (Diversified REITs)	2,584	48,011
Allegiant Travel Co.* (Passenger Airlines)	558	70,465
Ambac Financial Group, Inc.* (Insurance)	1,613	22,969
AMC Networks, Inc.*—Class A (Media)	1,014	12,117
American Assets Trust, Inc. (Diversified REITs)	1,858	35,674
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	4,165	34,445
American Eagle Outfitters, Inc. (Specialty Retail)	6,532	77,078
American Equity Investment Life Holding Co. (Insurance)	1,079	56,227
American States Water Co. (Water Utilities)	408	35,496
American Woodmark Corp.* (Building Products)	592	45,211
America's Car-Mart, Inc.* (Specialty Retail)	206	20,555
Ameris Bancorp (Banks)	906	30,994
AMERISAFE, Inc. (Insurance)	307	16,369
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,397	14,571
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	238	12,812
Anika Therapeutics, Inc.* (Biotechnology)	252	6,547
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	3,929	26,246
Apogee Enterprises, Inc. (Building Products)	341	16,187
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	4,628	52,389
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	1,434	45,314
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	6,425	95,220
ArcBest Corp. (Ground Transportation)	853	84,276
Archrock, Inc. (Energy Equipment & Services)	4,797	49,169
Arconic Corp.* (Metals & Mining)	3,568	105,541
Arcosa, Inc. (Construction & Engineering)	586	44,401
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,634	17,827
Armada Hoffler Properties, Inc. (Diversified REITs)	846	9,881
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	1,219	47,919
Artivion, Inc.* (Health Care Equipment & Supplies)	1,455	25,011
Asbury Automotive Group, Inc.* (Specialty Retail)	421	101,217
Assured Guaranty, Ltd. (Insurance)	1,034	57,697
Astec Industries, Inc. (Machinery)	809	36,761
ATI, Inc.* (Metals & Mining)	1,740	76,960
Atlantic Union Bankshares Corp. (Banks)	1,628	42,247
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,661	42,455
Avid Bioservices, Inc.* (Biotechnology)	690	9,639
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	487	12,418
Avista Corp. (Multi-Utilities)	2,697	105,911
Axos Financial, Inc.* (Banks)	862	33,997
AZZ, Inc. (Building Products)	887	38,549
B Riley Financial, Inc.(a) (Capital Markets)	286	13,150
B&G Foods, Inc.(a) (Food Products)	2,571	35,788
Banc of California, Inc. (Banks)	1,907	22,083
Bank of Hawaii Corp.(a) (Banks)	691	28,490
BankUnited, Inc. (Banks)	2,648	57,064
Barnes Group, Inc. (Machinery)	1,801	75,984
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,268	32,752
Berkshire Hills Bancorp, Inc. (Banks)	662	13,723
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	838	26,648
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,305	35,091
Boot Barn Holdings, Inc.* (Specialty Retail)	413	34,977
Brady Corp.—Class A (Commercial Services & Supplies)	575	27,353
Brandywine Realty Trust (Office REITs)	6,120	28,458
Bread Financial Holdings, Inc. (Consumer Finance)	1,783	55,968
Brightsphere Investment Group, Inc. (Capital Markets)	553	11,585
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	1,576	57,682
Bristow Group, Inc.* (Energy Equipment & Services)	837	24,047
Brookline Bancorp, Inc. (Banks)	3,125	27,313
Calavo Growers, Inc. (Food Products)	632	18,341
Caleres, Inc. (Specialty Retail)	1,292	30,918
California Resources Corp. (Oil, Gas & Consumable Fuels)	1,783	80,753
California Water Service Group (Water Utilities)	757	39,084
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	914	32,054
Capitol Federal Financial, Inc. (Banks)	4,508	27,814
CareTrust REIT, Inc. (Health Care REITs)	1,345	26,712
Cargurus, Inc.* (Interactive Media & Services)	1,590	35,982
Carpenter Technology Corp. (Metals & Mining)	1,728	96,993
Centerspace (Residential REITs)	532	32,644
Central Garden & Pet Co.* (Household Products)	178	6,901
Central Garden & Pet Co.*—Class A (Household Products)	764	27,855
Central Pacific Financial Corp. (Banks)	961	15,097
Century Aluminum Co.* (Metals & Mining)	1,840	16,045
Century Communities, Inc. (Household Durables)	1,014	77,693
Cerence, Inc.* (Software)	1,435	41,945
Certara, Inc.* (Health Care Technology)	1,577	28,717
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	325	8,304
Chatham Lodging Trust (Hotel & Resort REITs)	1,739	16,277

See accompanying notes to financial statements.

134 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Chesapeake Utilities Corp. (Gas Utilities)	209	$24,871
Chico's FAS, Inc.* (Specialty Retail)	4,394	23,508
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	297	12,124
Cinemark Holdings, Inc.* (Entertainment)	3,852	63,558
CIRCOR International, Inc.* (Machinery)	725	40,926
Clearwater Paper Corp.* (Paper & Forest Products)	602	18,855
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	628	42,258
Coherus Biosciences, Inc.* (Biotechnology)	1,166	4,979
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	575	23,897
Community Bank System, Inc. (Banks)	822	38,535
Community Health Systems, Inc.* (Health Care Providers & Services)	4,526	19,914
Community Healthcare Trust, Inc. (Health Care REITs)	349	11,524
Compass Minerals International, Inc. (Metals & Mining)	1,216	41,344
Computer Programs and Systems, Inc.* (Health Care Technology)	237	5,852
CONMED Corp. (Health Care Equipment & Supplies)	555	75,419
Consensus Cloud Solutions, Inc.* (Software)	199	6,169
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	2,657	10,176
Core Laboratories, Inc. (Energy Equipment & Services)	864	20,088
CoreCivic, Inc.* (Commercial Services & Supplies)	4,041	38,026
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	640	11,354
CorVel Corp.* (Health Care Providers & Services)	114	22,059
Cracker Barrel Old Country Store, Inc.(a) (Hotels, Restaurants & Leisure)	788	73,426
Cushman & Wakefield PLC* (Real Estate Management & Development)	5,819	47,598
Customers Bancorp, Inc.* (Banks)	523	15,826
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	467	13,991
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,595	13,621
Dana, Inc. (Automobile Components)	4,572	77,724
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	627	27,939
Deluxe Corp. (Commercial Services & Supplies)	1,547	27,042
Designer Brands, Inc.—Class A (Specialty Retail)	1,846	18,645
DiamondRock Hospitality Co. (Hotel & Resort REITs)	7,468	59,819
Digital Turbine, Inc.* (Software)	1,157	10,737
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	223	12,941
DISH Network Corp.*(a) —Class A (Media)	9,005	59,343
Donnelley Financial Solutions, Inc.* (Capital Markets)	450	20,489
Douglas Emmett, Inc.(a) (Office REITs)	6,044	75,973
Dril-Quip, Inc.* (Energy Equipment & Services)	572	13,310
DXP Enterprises, Inc.* (Trading Companies & Distributors)	519	18,897
Dycom Industries, Inc.* (Construction & Engineering)	335	38,073
Eagle Bancorp, Inc. (Banks)	1,093	23,128
Easterly Government Properties, Inc. (Office REITs)	3,324	48,198
Ebix, Inc. (Software)	836	21,067
Edgewell Personal Care Co. (Personal Care Products)	947	39,121
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	680	5,964
Ellington Financial, Inc.(a) (Mortgage REITs)	2,271	31,340
Elme Communities (Residential REITs)	3,123	51,342
Embecta Corp. (Health Care Equipment & Supplies)	1,081	23,350
Emergent BioSolutions, Inc.* (Biotechnology)	1,598	11,745
Employers Holdings, Inc. (Insurance)	468	17,508
Enanta Pharmaceuticals, Inc.* (Biotechnology)	429	9,181
Encore Capital Group, Inc.* (Consumer Finance)	836	40,646
Enerpac Tool Group Corp. (Machinery)	692	18,684
Enhabit, Inc.* (Health Care Providers & Services)	1,783	20,505
Enova International, Inc.* (Consumer Finance)	1,111	59,017
Enviri Corp.* (Commercial Services & Supplies)	2,839	28,021
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	498	28,037
ESCO Technologies, Inc. (Machinery)	293	30,364
Essential Properties Realty Trust, Inc. (Diversified REITs)	5,298	124,715
EVERTEC, Inc. (Financial Services)	811	29,869
eXp World Holdings, Inc. (Real Estate Management & Development)	1,914	38,816
EZCORP, Inc.*—Class A (Consumer Finance)	1,867	15,645
FB Financial Corp. (Banks)	625	17,531
First Bancorp (Banks)	584	17,374
First Commonwealth Financial Corp. (Banks)	1,648	20,847
First Financial Bancorp (Banks)	1,524	31,151
First Hawaiian, Inc. (Banks)	2,180	39,262
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	2,746	93,969
Forrester Research, Inc.* (Professional Services)	404	11,752
Four Corners Property Trust, Inc. (Specialized REITs)	1,022	25,959
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	2,928	41,460
Fresh Del Monte Produce, Inc. (Food Products)	1,093	28,101
Frontdoor, Inc.* (Diversified Consumer Services)	1,396	44,533
Fulgent Genetics, Inc.* (Health Care Providers & Services)	390	14,442
Fulton Financial Corp. (Banks)	3,004	35,808
FutureFuel Corp. (Chemicals)	396	3,505
Gentherm, Inc.* (Automobile Components)	460	25,995
Genworth Financial, Inc.* (Insurance)	17,029	85,145
Getty Realty Corp. (Retail REITs)	577	19,514
Gibraltar Industries, Inc.* (Building Products)	1,082	68,079
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,460	28,134

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 135

Common Stocks, continued

	Shares	Value
Glaukos Corp.* (Health Care Equipment & Supplies)	566	$40,305
Global Net Lease, Inc. (Diversified REITs)	3,697	38,005
GMS, Inc.* (Trading Companies & Distributors)	1,471	101,793
Gogo, Inc.* (Wireless Telecommunication Services)	817	13,897
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	308	12,874
Granite Construction, Inc. (Construction & Engineering)	1,562	62,136
Green Dot Corp.*—Class A (Consumer Finance)	1,649	30,902
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	2,118	68,284
Group 1 Automotive, Inc.(a) (Specialty Retail)	503	129,825
Guess?, Inc. (Specialty Retail)	1,065	20,714
H.B. Fuller Co. (Chemicals)	689	49,270
Hanesbrands, Inc.(a) (Textiles, Apparel & Luxury Goods)	12,442	56,487
Haverty Furniture Cos., Inc. (Specialty Retail)	232	7,011
Hawaiian Holdings, Inc.* (Passenger Airlines)	1,835	19,763
Haynes International, Inc. (Metals & Mining)	149	7,572
HCI Group, Inc.(a) (Insurance)	242	14,951
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,641	39,430
HealthStream, Inc. (Health Care Technology)	311	7,638
Heartland Express, Inc. (Ground Transportation)	581	9,534
Heidrick & Struggles International, Inc. (Professional Services)	712	18,847
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	5,070	37,417
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,533	54,345
Hibbett, Inc. (Specialty Retail)	213	7,730
Hilltop Holdings, Inc. (Banks)	1,643	51,689
HNI Corp. (Commercial Services & Supplies)	1,652	46,553
Hope Bancorp, Inc. (Banks)	4,268	35,937
Horace Mann Educators Corp. (Insurance)	1,454	43,126
Hub Group, Inc.*—Class A (Air Freight & Logistics)	642	51,565
Hudson Pacific Properties, Inc. (Office REITs)	4,563	19,256
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	1,034	38,775
Independent Bank Corp. (Banks)	754	33,561
Independent Bank Group, Inc. (Banks)	1,263	43,611
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	1,030	150,730
Installed Building Products, Inc. (Household Durables)	282	39,525
Insteel Industries, Inc. (Building Products)	374	11,639
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,185	105,002
Interface, Inc. (Commercial Services & Supplies)	2,064	18,143
Invesco Mortgage Capital, Inc. (Mortgage REITs)	815	9,348
iRobot Corp.* (Household Durables)	969	43,847
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,780	18,939
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,617	116,586
James River Group Holdings, Ltd. (Insurance)	1,339	24,450
JBG SMITH Properties (Office REITs)	3,451	51,903
John B Sanfilippo & Son, Inc. (Food Products)	125	14,659
John Bean Technologies Corp. (Machinery)	1,133	137,433
John Wiley & Sons, Inc.—Class A (Media)	1,520	51,726
Kaman Corp. (Aerospace & Defense)	1,003	24,403
Kelly Services, Inc.—Class A (Professional Services)	1,166	20,533
Kennametal, Inc. (Machinery)	2,858	81,139
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	2,699	44,075
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	2,065	25,131
Knowles Corp.* (Electronic Equipment, Instruments & Components)	3,254	58,767
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,777	74,812
Koppers Holdings, Inc. (Chemicals)	743	25,336
Korn Ferry (Professional Services)	970	48,054
La-Z-Boy, Inc. (Household Durables)	1,537	44,020
LCI Industries (Automobile Components)	450	56,862
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	215	14,465
Leslie's, Inc.* (Specialty Retail)	1,855	17,418
LGI Homes, Inc.* (Household Durables)	737	99,414
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	269	19,395
Liquidity Services, Inc.* (Commercial Services & Supplies)	374	6,171
LiveRamp Holdings, Inc.* (Software)	1,036	29,588
LTC Properties, Inc. (Health Care REITs)	516	17,038
Lumen Technologies, Inc. (Diversified Telecommunication Services)	32,888	74,327
LXP Industrial Trust (Industrial REITs)	10,414	101,537
M.D.C Holdings, Inc. (Household Durables)	2,082	97,375
M/I Homes, Inc.* (Household Durables)	990	86,318
MarineMax, Inc.* (Specialty Retail)	778	26,576
Masterbrand, Inc.* (Building Products)	4,574	53,196
Materion Corp. (Metals & Mining)	316	36,087
Mativ Holdings, Inc. (Chemicals)	1,952	29,514
Matthews International Corp.—Class A (Commercial Services & Supplies)	1,084	46,200
Mercer International, Inc. (Paper & Forest Products)	822	6,634
Mercury General Corp. (Insurance)	946	28,635
Meritage Homes Corp. (Household Durables)	1,308	186,089
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	68	8,738
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	615	20,615
Middlesex Water Co. (Water Utilities)	226	18,229
MillerKnoll, Inc. (Commercial Services & Supplies)	2,692	39,788
Minerals Technologies, Inc. (Chemicals)	1,159	66,864
Mister Car Wash, Inc.*(a) (Diversified Consumer Services)	1,399	13,500
ModivCare, Inc.* (Health Care Providers & Services)	453	20,480
Moelis & Co.—Class A (Capital Markets)	1,209	54,817
Monro, Inc. (Specialty Retail)	1,118	45,424
Moog, Inc.—Class A (Aerospace & Defense)	399	43,264

See accompanying notes to financial statements.

136 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	556	$14,917
MYR Group, Inc.* (Construction & Engineering)	297	41,087
Myriad Genetics, Inc.* (Biotechnology)	2,902	67,268
N-able, Inc.* (Software)	767	11,052
Nabors Industries, Ltd.* (Energy Equipment & Services)	104	9,675
National Bank Holdings Corp.—Class A (Banks)	456	13,242
National Beverage Corp.* (Beverages)	266	12,861
National Presto Industries, Inc. (Aerospace & Defense)	181	13,249
National Vision Holdings, Inc.* (Specialty Retail)	1,168	28,371
Navient Corp. (Consumer Finance)	3,511	65,235
NeoGenomics, Inc.* (Health Care Providers & Services)	4,541	72,974
NETGEAR, Inc.* (Communications Equipment)	1,034	14,641
New York Mortgage Trust, Inc. (Mortgage REITs)	3,245	32,190
NexPoint Residential Trust, Inc. (Residential REITs)	382	17,373
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	2,933	26,221
NMI Holdings, Inc.*—Class A (Financial Services)	1,453	37,516
Northfield Bancorp, Inc. (Banks)	671	7,368
Northwest Bancshares, Inc. (Banks)	2,171	23,013
Northwest Natural Holding Co. (Gas Utilities)	461	19,846
NOW, Inc.* (Trading Companies & Distributors)	3,808	39,451
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	1,777	58,996
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,867	77,649
Oceaneering International, Inc.* (Energy Equipment & Services)	1,004	18,775
Office Properties Income Trust (Office REITs)	1,729	13,313
O-I Glass, Inc.* (Containers & Packaging)	2,984	63,649
Oil States International, Inc.* (Energy Equipment & Services)	2,287	17,084
Olympic Steel, Inc. (Metals & Mining)	341	16,709
OneSpan, Inc.* (Software)	646	9,587
OPENLANE, Inc.* (Commercial Services & Supplies)	3,887	59,160
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	2,607	13,061
Orion Office REIT, Inc. (Office REITs)	2,017	13,332
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	1,235	22,304
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	271	31,932
Otter Tail Corp. (Electric Utilities)	579	45,718
Outfront Media, Inc. (Specialized REITs)	5,227	82,168
Owens & Minor, Inc.* (Health Care Providers & Services)	2,712	51,636
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	158	15,550
Pacific Premier Bancorp, Inc. (Banks)	3,410	70,519
PacWest Bancorp (Banks)	4,202	34,246
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,999	53,193
Pathward Financial, Inc. (Banks)	268	12,424
Patrick Industries, Inc. (Automobile Components)	755	60,400
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,372	28,393
Payoneer Global, Inc.* (Financial Services)	4,160	20,010
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	403	18,175
Pebblebrook Hotel Trust(a) (Hotel & Resort REITs)	4,382	61,085
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	2,939	41,763
PennyMac Mortgage Investment Trust (Mortgage REITs)	3,117	42,017
Perdoceo Education Corp.* (Diversified Consumer Services)	889	10,908
Perficient, Inc.* (IT Services)	533	44,415
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	724	9,919
Phillips Edison & Co., Inc.(a) (Retail REITs)	2,380	81,110
Pitney Bowes, Inc. (Commercial Services & Supplies)	5,814	20,582
Powell Industries, Inc. (Electrical Equipment)	325	19,692
PRA Group, Inc.* (Consumer Finance)	1,394	31,853
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	531	31,557
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	894	66,209
ProAssurance Corp. (Insurance)	1,923	29,018
PROG Holdings, Inc.* (Consumer Finance)	1,663	53,416
ProPetro Holding Corp.* (Energy Equipment & Services)	3,445	28,387
Proto Labs, Inc.* (Machinery)	933	32,618
Provident Financial Services, Inc. (Banks)	2,686	43,889
Quanex Building Products Corp. (Building Products)	509	13,667
QuinStreet, Inc.* (Interactive Media & Services)	869	7,673
Radian Group, Inc. (Financial Services)	5,564	140,658
RadNet, Inc.* (Health Care Providers & Services)	2,039	66,512
RE/MAX Holdings, Inc. (Real Estate Management & Development)	645	12,423
Ready Capital Corp.(a) (Mortgage REITs)	5,744	64,792
Redwood Trust, Inc. (Mortgage REITs)	4,059	25,856
Renasant Corp. (Banks)	1,997	52,182
Resideo Technologies, Inc.* (Building Products)	5,237	92,485
Resources Connection, Inc. (Professional Services)	1,137	17,862
Retail Opportunity Investments Corp. (Retail REITs)	4,486	60,606
Rogers Corp.* (Electronic Equipment, Instruments & Components)	663	107,360
RPT Realty (Retail REITs)	3,086	32,249
RXO, Inc.* (Ground Transportation)	4,162	94,353
S&T Bancorp, Inc. (Banks)	430	11,692
Sabre Corp.* (Hotels, Restaurants & Leisure)	7,328	23,376
Safehold, Inc.(a) (Specialized REITs)	1,434	34,029
Safety Insurance Group, Inc. (Insurance)	227	16,280
Sally Beauty Holdings, Inc.* (Specialty Retail)	3,828	47,276
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,122	67,623
Saul Centers, Inc. (Retail REITs)	197	7,256

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 137

Common Stocks, continued

	Shares	Value
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	887	$26,220
Scholastic Corp. (Media)	1,039	40,407
Schrodinger, Inc.* (Health Care Technology)	1,069	53,364
Seacoast Banking Corp. of Florida (Banks)	1,371	30,299
Select Medical Holdings Corp. (Health Care Providers & Services)	3,710	118,201
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,277	57,972
Seneca Foods Corp.*—Class A (Food Products)	188	6,144
Service Properties Trust (Hotel & Resort REITs)	5,889	51,175
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	627	48,730
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,788	34,741
Shoe Carnival, Inc. (Specialty Retail)	603	14,158
Shutterstock, Inc. (Interactive Media & Services)	447	21,755
Signet Jewelers, Ltd. (Specialty Retail)	1,606	104,808
Simmons First National Corp.—Class A (Banks)	4,529	78,124
Simulations Plus, Inc. (Health Care Technology)	185	8,016
SiriusPoint, Ltd.* (Insurance)	3,053	27,569
SITE Centers Corp. (Retail REITs)	6,480	85,666
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	270	31,852
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,504	39,074
SkyWest, Inc.* (Passenger Airlines)	1,581	64,378
SL Green Realty Corp.(a) (Office REITs)	2,292	68,875
Sleep Number Corp.* (Specialty Retail)	790	21,551
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,747	50,680
Sonic Automotive, Inc.—Class A (Specialty Retail)	566	26,981
Sonos, Inc.* (Household Durables)	4,567	74,579
Southside Bancshares, Inc. (Banks)	439	11,484
SpartanNash Co. (Consumer Staples Distribution & Retail)	1,250	28,138
SPX Technologies, Inc.* (Machinery)	616	52,342
Standard Motor Products, Inc. (Automobile Components)	672	25,213
Standex International Corp. (Machinery)	136	19,240
Stepan Co. (Chemicals)	264	25,228
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	2,543	83,131
Stewart Information Services Corp. (Insurance)	969	39,865
Strategic Education, Inc. (Diversified Consumer Services)	343	23,269
Sturm Ruger & Co., Inc. (Leisure Products)	246	13,028
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	3,825	24,901
SunCoke Energy, Inc. (Metals & Mining)	2,978	23,437
SunPower Corp.* (Electrical Equipment)	1,343	13,161
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	7,372	74,605
Sylvamo Corp. (Paper & Forest Products)	488	19,739
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,768	24,522
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	920	22,577
Tanger Factory Outlet Centers, Inc. (Retail REITs)	1,685	37,188
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	3,522	28,986
Tennant Co. (Machinery)	659	53,451
The Andersons, Inc. (Consumer Staples Distribution & Retail)	628	28,982
The Buckle, Inc. (Specialty Retail)	329	11,383
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,700	58,786
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	476	17,022
The E.W. Scripps Co.*—Class A (Media)	2,086	19,087
The GEO Group, Inc.* (Commercial Services & Supplies)	4,486	32,120
The Greenbrier Cos., Inc. (Machinery)	1,136	48,962
The Hain Celestial Group, Inc.* (Food Products)	3,183	39,819
The Macerich Co. (Retail REITs)	7,656	86,282
The Marcus Corp. (Entertainment)	876	12,991
The ODP Corp.* (Specialty Retail)	1,209	56,605
Thryv Holdings, Inc.* (Media)	1,103	27,134
TimkenSteel Corp.* (Metals & Mining)	792	17,083
Tompkins Financial Corp. (Banks)	161	8,968
TreeHouse Foods, Inc.* (Food Products)	957	48,214
Tri Pointe Homes, Inc.* (Household Durables)	3,563	117,080
Trinity Industries, Inc. (Machinery)	1,185	30,466
Trinseo PLC (Chemicals)	1,251	15,850
Triumph Financial, Inc.* (Banks)	305	18,520
Triumph Group, Inc.* (Aerospace & Defense)	2,314	28,624
TrueBlue, Inc.* (Professional Services)	1,104	19,552
TrustCo Bank Corp. (Banks)	230	6,580
Trustmark Corp. (Banks)	674	14,235
TTEC Holdings, Inc. (Professional Services)	337	11,404
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,652	50,763
Two Harbors Investment Corp. (Mortgage REITs)	3,440	47,747
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	204	24,764
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,152	13,974
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	716	27,537
UniFirst Corp. (Commercial Services & Supplies)	220	34,102
United Community Banks, Inc. (Banks)	1,435	35,861
United Fire Group, Inc. (Insurance)	772	17,494
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	2,113	41,309
Uniti Group, Inc. (Specialized REITs)	4,671	21,580
Universal Corp. (Tobacco)	874	43,648
Universal Health Realty Income Trust (Health Care REITs)	158	7,518
Universal Insurance Holdings, Inc. (Insurance)	975	15,044
Upbound Group, Inc. (Specialty Retail)	1,791	55,754
Urban Edge Properties (Retail REITs)	2,051	31,647
Urban Outfitters, Inc.* (Specialty Retail)	2,142	70,964
Urstadt Biddle Properties, Inc.—Class A (Retail REITs)	443	9,418
USANA Health Sciences, Inc.* (Personal Care Products)	399	25,153

See accompanying notes to financial statements.

138 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Vanda Pharmaceuticals, Inc.* (Biotechnology)	2,045	$13,477
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,438	33,894
Vector Group, Ltd. (Tobacco)	2,642	33,844
Vericel Corp.* (Biotechnology)	728	27,351
Veris Residential, Inc.* (Residential REITs)	1,249	20,046
Veritex Holdings, Inc. (Banks)	984	17,643
Veritiv Corp. (Trading Companies & Distributors)	482	60,544
Viad Corp.* (Commercial Services & Supplies)	741	19,918
Viasat, Inc.* (Communications Equipment)	2,718	112,145
Viavi Solutions, Inc.* (Communications Equipment)	3,800	43,054
Victoria's Secret & Co.* (Specialty Retail)	2,788	48,595
Virtus Investment Partners, Inc. (Capital Markets)	120	23,696
Vista Outdoor, Inc.* (Leisure Products)	1,118	30,935
Wabash National Corp. (Machinery)	709	18,179
Walker & Dunlop, Inc. (Financial Services)	1,104	87,315
Warrior Met Coal, Inc. (Metals & Mining)	814	31,705
Washington Federal, Inc. (Banks)	1,101	29,199
WD-40 Co. (Household Products)	169	31,882
Whitestone REIT (Retail REITs)	1,654	16,044
Winnebago Industries, Inc. (Automobile Components)	587	39,147
WisdomTree, Inc. (Capital Markets)	1,777	12,190
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	2,828	41,543
World Acceptance Corp.* (Consumer Finance)	120	16,081
World Kinect Corp. (Oil, Gas & Consumable Fuels)	2,212	45,744
WSFS Financial Corp. (Banks)	2,187	82,493
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	3,897	47,972
Xperi, Inc.* (Software)	1,513	19,896
Yelp, Inc.* (Interactive Media & Services)	1,029	37,466
TOTAL COMMON STOCKS (Cost $14,133,040)		17,240,677

Repurchase Agreements(b)  (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $43,018	$43,000	$43,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,000)		43,000

Collateral for Securities Loaned(c)  (5.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(d)	938,821	$938,821
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $938,821)		938,821
TOTAL INVESTMENT SECURITIES (Cost $15,114,861)—105.5%		18,222,498
Net other assets (liabilities)—(5.5)%		(953,715)
NET ASSETS—100.0%		$17,268,783

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $914,496.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.

(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 139

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$177,350	1.0%
Air Freight & Logistics	51,565	0.3%
Automobile Components	319,786	1.9%
Banks	1,305,063	7.6%
Beverages	12,861	0.1%
Biotechnology	169,126	1.0%
Building Products	339,013	2.0%
Capital Markets	183,846	1.1%
Chemicals	249,882	1.4%
Commercial Services & Supplies	582,963	3.3%
Communications Equipment	178,159	1.0%
Construction & Engineering	185,697	1.1%
Consumer Finance	368,763	2.1%
Consumer Staples Distribution & Retail	181,660	1.1%
Containers & Packaging	63,649	0.4%
Diversified Consumer Services	92,210	0.5%
Diversified REITs	256,286	1.5%
Diversified Telecommunication Services	126,761	0.7%
Electric Utilities	45,718	0.3%
Electrical Equipment	32,853	0.2%
Electronic Equipment, Instruments & Components	727,387	4.2%
Energy Equipment & Services	340,885	2.0%
Entertainment	76,549	0.4%
Financial Services	315,368	1.8%
Food Products	191,066	1.1%
Gas Utilities	44,717	0.3%
Ground Transportation	188,163	1.1%
Health Care Equipment & Supplies	518,801	3.0%
Health Care Providers & Services	529,421	3.1%
Health Care REITs	62,792	0.4%
Health Care Technology	103,587	0.6%
Hotel & Resort REITs	335,834	1.9%
Hotels, Restaurants & Leisure	434,655	2.5%
Household Durables	865,940	5.0%
Household Products	66,638	0.4%
Industrial REITs	101,537	0.6%
Insurance	512,347	3.0%
Interactive Media & Services	102,876	0.6%
IT Services	44,415	0.3%
Leisure Products	43,963	0.3%
Life Sciences Tools & Services	13,621	0.1%
Machinery	741,293	4.2%
Media	209,814	1.3%
Metals & Mining	469,476	2.7%
Mortgage REITs	467,490	2.7%
Multi-Utilities	105,911	0.6%
Office REITs	319,308	1.8%
Oil, Gas & Consumable Fuels	318,541	1.8%
Paper & Forest Products	45,228	0.3%
Passenger Airlines	154,606	0.9%
Personal Care Products	123,270	0.7%
Pharmaceuticals	73,683	0.4%
Professional Services	148,004	0.9%
Real Estate Management & Development	169,158	1.0%
Residential REITs	121,405	0.7%
Retail REITs	515,748	3.0%
Semiconductors & Semiconductor Equipment	332,986	1.9%
Software	200,906	1.2%
Specialized REITs	163,736	0.9%
Specialty Retail	1,209,385	7.1%
Technology Hardware, Storage & Peripherals	23,772	0.1%
Textiles, Apparel & Luxury Goods	314,574	1.8%
Tobacco	77,492	0.4%
Trading Companies & Distributors	220,685	1.3%
Water Utilities	92,809	0.5%
Wireless Telecommunication Services	77,624	0.4%
Other**	28,106	0.1%
Total	$17,268,783	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

140 :: ProFund VP Technology :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks (97.9%)

	Shares	Value
Accenture PLC—Class A (IT Services)	3,983	$1,229,074
Adobe, Inc.* (Software)	2,893	1,414,648
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,157	1,156,984
Akamai Technologies, Inc.* (IT Services)	960	86,275
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	3,755	318,987
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,192	621,834
ANSYS, Inc.* (Software)	547	180,658
Apple, Inc. (Technology Hardware, Storage & Peripherals)	63,236	12,265,887
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,332	770,687
Arista Networks, Inc.* (Communications Equipment)	1,575	255,245
Autodesk, Inc.* (Software)	1,351	276,428
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,630	2,281,341
Cadence Design Systems, Inc.* (Software)	1,720	403,374
CDW Corp. (Electronic Equipment, Instruments & Components)	850	155,975
Cisco Systems, Inc. (Communications Equipment)	25,834	1,336,651
Cognizant Technology Solutions Corp.—Class A (IT Services)	3,201	208,961
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,826	169,103
DXC Technology Co.* (IT Services)	1,436	38,370
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	864	144,703
EPAM Systems, Inc.* (IT Services)	365	82,034
F5, Inc.* (Communications Equipment)	381	55,725
Fair Isaac Corp.* (Software)	158	127,855
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	627	119,186
Fortinet, Inc.* (Software)	4,111	310,750
Gartner, Inc.* (IT Services)	499	174,805
Gen Digital, Inc. (Software)	3,588	66,557
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	8,173	137,306
HP, Inc. (Technology Hardware, Storage & Peripherals)	5,468	167,922
Intel Corp. (Semiconductors & Semiconductor Equipment)	26,311	879,840
International Business Machines Corp. (IT Services)	5,727	766,330
Intuit, Inc. (Software)	1,769	810,538
Juniper Networks, Inc. (Communications Equipment)	2,028	63,537
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,124	188,214
KLA Corp. (Semiconductors & Semiconductor Equipment)	865	419,542
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	847	544,502
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,455	309,533
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,903	435,648
Microsoft Corp. (Software)	35,016	11,924,349
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	284	153,425
Motorola Solutions, Inc. (Communications Equipment)	1,058	310,290
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,349	103,064
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,775	2,442,940
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,638	335,266
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,724	257,636
Oracle Corp. (Software)	9,706	1,155,888
Palo Alto Networks, Inc.*(a) (Software)	1,909	487,769
PTC, Inc.* (Software)	672	95,626
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	630	64,279
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	7,026	836,375
Roper Technologies, Inc. (Software)	672	323,098
Salesforce, Inc.* (Software)	6,175	1,304,531
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,215	75,172
ServiceNow, Inc.* (Software)	1,285	722,131
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,004	111,133
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	355	95,513
Synopsys, Inc.* (Software)	961	418,429
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,988	278,638
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	297	122,100
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	978	108,881
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,725	1,030,615
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,563	82,745
Tyler Technologies, Inc.* (Software)	264	109,948
VeriSign, Inc.* (IT Services)	571	129,029
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	2,018	76,543
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	324	95,849
TOTAL COMMON STOCKS (Cost $23,985,480)		52,226,271

Repurchase Agreements(b)  (1.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $994,408	$994,000	$994,000
TOTAL REPURCHASE AGREEMENTS (Cost $994,000)		994,000

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Technology :: 141

Collateral for Securities Loaned(c)  (0.9%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(d)	493,218	$493,218
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $493,218)		493,218
TOTAL INVESTMENT SECURITIES (Cost $25,472,698)—100.7%		53,713,489
Net other assets (liabilities)—(0.7)%		(353,211)
NET ASSETS—100.0%		$53,360,278

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $487,513.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.

(d)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	7/24/23	5.67%	$1,053,445	$31,388

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Communications Equipment	$2,021,448	3.8%
Electronic Equipment, Instruments & Components	1,411,611	2.6%
IT Services	2,714,878	5.1%
Semiconductors & Semiconductor Equipment	13,119,863	24.6%
Software	20,132,577	37.8%
Technology Hardware, Storage & Peripherals	12,825,894	24.0%
Other**	1,134,007	2.1%
Total	$53,360,278	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

142 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks (70.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	189	$18,917
A.O. Smith Corp. (Building Products)	43	3,130
Abbott Laboratories (Health Care Equipment & Supplies)	594	64,759
AbbVie, Inc. (Biotechnology)	603	81,241
Accenture PLC—Class A (IT Services)	216	66,654
Activision Blizzard, Inc.* (Entertainment)	245	20,654
Adobe, Inc.* (Software)	157	76,771
Advance Auto Parts, Inc. (Specialty Retail)	20	1,406
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	550	62,651
Aflac, Inc. (Insurance)	188	13,122
Agilent Technologies, Inc. (Life Sciences Tools & Services)	101	12,145
Air Products and Chemicals, Inc. (Chemicals)	76	22,764
Akamai Technologies, Inc.* (IT Services)	52	4,673
Alaska Air Group, Inc.* (Passenger Airlines)	44	2,340
Albemarle Corp. (Chemicals)	40	8,924
Alexandria Real Estate Equities, Inc. (Office REITs)	54	6,128
Align Technology, Inc.* (Health Care Equipment & Supplies)	24	8,487
Allegion PLC (Building Products)	30	3,601
Alliant Energy Corp. (Electric Utilities)	86	4,513
Alphabet, Inc.*—Class A (Interactive Media & Services)	2,031	243,110
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,747	211,335
Altria Group, Inc. (Tobacco)	610	27,633
Amazon.com, Inc.* (Broadline Retail)	3,051	397,728
Amcor PLC (Containers & Packaging)	503	5,020
Ameren Corp. (Multi-Utilities)	90	7,350
American Airlines Group, Inc.* (Passenger Airlines)	223	4,001
American Electric Power Co., Inc. (Electric Utilities)	176	14,819
American Express Co. (Consumer Finance)	203	35,363
American International Group, Inc. (Insurance)	247	14,212
American Tower Corp. (Specialized REITs)	159	30,837
American Water Works Co., Inc. (Water Utilities)	67	9,564
Ameriprise Financial, Inc. (Capital Markets)	36	11,958
AmerisourceBergen Corp. (Health Care Providers & Services)	55	10,584
AMETEK, Inc. (Electrical Equipment)	79	12,789
Amgen, Inc. (Biotechnology)	183	40,630
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	203	17,246
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	173	33,702
ANSYS, Inc.* (Software)	30	9,908
Aon PLC—Class A (Insurance)	70	24,164
APA Corp. (Oil, Gas & Consumable Fuels)	105	3,588
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,054	980,325
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	289	41,772
Aptiv PLC* (Automobile Components)	92	9,392
Arch Capital Group, Ltd.* (Insurance)	127	9,506
Archer-Daniels-Midland Co. (Food Products)	186	14,054
Arista Networks, Inc.* (Communications Equipment)	85	13,775
Arthur J. Gallagher & Co. (Insurance)	73	16,029
Assurant, Inc. (Insurance)	18	2,263
AT&T, Inc. (Diversified Telecommunication Services)	2,444	38,982
Atmos Energy Corp. (Gas Utilities)	49	5,701
Autodesk, Inc.* (Software)	73	14,937
Automatic Data Processing, Inc. (Professional Services)	141	30,991
AutoZone, Inc.* (Specialty Retail)	6	14,960
AvalonBay Communities, Inc. (Residential REITs)	49	9,274
Avery Dennison Corp. (Containers & Packaging)	28	4,810
Axon Enterprise, Inc.* (Aerospace & Defense)	24	4,683
Baker Hughes Co. (Energy Equipment & Services)	346	10,937
Ball Corp. (Containers & Packaging)	108	6,288
Bank of America Corp. (Banks)	2,370	67,995
Bath & Body Works, Inc. (Specialty Retail)	78	2,925
Baxter International, Inc. (Health Care Equipment & Supplies)	173	7,882
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	97	25,609
Berkshire Hathaway, Inc.*—Class B (Financial Services)	610	208,009
Best Buy Co., Inc. (Specialty Retail)	67	5,491
Biogen, Inc.* (Biotechnology)	49	13,958
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	7	2,654
Bio-Techne Corp. (Life Sciences Tools & Services)	54	4,408
BlackRock, Inc. (Capital Markets)	51	35,248
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	13	35,103
BorgWarner, Inc. (Automobile Components)	80	3,913
Boston Properties, Inc. (Office REITs)	49	2,822
Boston Scientific Corp.* (Health Care Equipment & Supplies)	491	26,558
Bristol-Myers Squibb Co. (Pharmaceuticals)	718	45,916
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	143	124,042
Broadridge Financial Solutions, Inc. (Professional Services)	40	6,625
Brown & Brown, Inc. (Insurance)	80	5,507
Brown-Forman Corp.—Class B (Beverages)	63	4,207
Bunge, Ltd. (Food Products)	51	4,812
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	40	3,774
Cadence Design Systems, Inc.* (Software)	93	21,810
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	74	3,772
Camden Property Trust (Residential REITs)	36	3,919
Campbell Soup Co. (Food Products)	69	3,154
Capital One Financial Corp. (Consumer Finance)	131	14,327
Cardinal Health, Inc. (Health Care Providers & Services)	87	8,228
CarMax, Inc.* (Specialty Retail)	54	4,520
Carnival Corp.* (Hotels, Restaurants & Leisure)	343	6,459

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 143

Common Stocks, continued

	Shares	Value
Carrier Global Corp. (Building Products)	285	$14,167
Catalent, Inc.* (Pharmaceuticals)	62	2,688
Caterpillar, Inc. (Machinery)	176	43,306
Cboe Global Markets, Inc. (Capital Markets)	36	4,968
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	106	8,555
CDW Corp. (Electronic Equipment, Instruments & Components)	46	8,441
Celanese Corp. (Chemicals)	34	3,937
Centene Corp.* (Health Care Providers & Services)	188	12,681
CenterPoint Energy, Inc. (Multi-Utilities)	216	6,296
Ceridian HCM Holding, Inc.* (Professional Services)	53	3,549
CF Industries Holdings, Inc. (Chemicals)	67	4,651
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	17	3,574
Charter Communications, Inc.*—Class A (Media)	36	13,225
Chevron Corp. (Oil, Gas & Consumable Fuels)	597	93,938
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	9	19,251
Chubb, Ltd. (Insurance)	142	27,343
Church & Dwight Co., Inc. (Household Products)	83	8,319
Cincinnati Financial Corp. (Insurance)	54	5,255
Cintas Corp. (Commercial Services & Supplies)	30	14,912
Cisco Systems, Inc. (Communications Equipment)	1,400	72,437
Citigroup, Inc. (Banks)	665	30,617
Citizens Financial Group, Inc. (Banks)	165	4,303
CME Group, Inc. (Capital Markets)	123	22,791
CMS Energy Corp. (Multi-Utilities)	100	5,875
Cognizant Technology Solutions Corp.—Class A (IT Services)	173	11,293
Colgate-Palmolive Co. (Household Products)	284	21,879
Comcast Corp.—Class A (Media)	1,422	59,084
Comerica, Inc. (Banks)	45	1,906
Conagra Brands, Inc. (Food Products)	163	5,496
ConocoPhillips (Oil, Gas & Consumable Fuels)	414	42,895
Consolidated Edison, Inc. (Multi-Utilities)	118	10,667
Constellation Brands, Inc.—Class A (Beverages)	55	13,537
Constellation Energy Corp. (Electric Utilities)	111	10,162
Copart, Inc.* (Commercial Services & Supplies)	147	13,408
Corning, Inc. (Electronic Equipment, Instruments & Components)	262	9,180
Corteva, Inc. (Chemicals)	243	13,924
CoStar Group, Inc.* (Professional Services)	140	12,460
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	152	81,833
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	259	6,553
Crown Castle, Inc. (Specialized REITs)	148	16,863
CSX Corp. (Ground Transportation)	695	23,700
Cummins, Inc. (Machinery)	48	11,768
CVS Health Corp. (Health Care Providers & Services)	438	30,279
D.R. Horton, Inc. (Household Durables)	106	12,899
Danaher Corp. (Life Sciences Tools & Services)	227	54,480
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	41	6,850
DaVita, Inc.* (Health Care Providers & Services)	19	1,909
Deere & Co. (Machinery)	92	37,277
Delta Air Lines, Inc.* (Passenger Airlines)	220	10,458
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	73	2,921
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	219	10,586
Dexcom, Inc.* (Health Care Equipment & Supplies)	132	16,963
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	62	8,144
Digital Realty Trust, Inc. (Specialized REITs)	100	11,387
Discover Financial Services (Consumer Finance)	87	10,166
Dollar General Corp. (Consumer Staples Distribution & Retail)	75	12,734
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	71	10,189
Dominion Energy, Inc. (Multi-Utilities)	286	14,813
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	12	4,044
Dover Corp. (Machinery)	48	7,087
Dow, Inc. (Chemicals)	242	12,889
DTE Energy Co. (Multi-Utilities)	70	7,701
Duke Energy Corp. (Electric Utilities)	263	23,602
DuPont de Nemours, Inc. (Chemicals)	157	11,216
DXC Technology Co.* (IT Services)	78	2,084
Eastman Chemical Co. (Chemicals)	41	3,433
Eaton Corp. PLC (Electrical Equipment)	136	27,349
eBay, Inc. (Broadline Retail)	183	8,178
Ecolab, Inc. (Chemicals)	85	15,869
Edison International (Electric Utilities)	131	9,098
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	207	19,526
Electronic Arts, Inc. (Entertainment)	89	11,543
Elevance Health, Inc. (Health Care Providers & Services)	81	35,986
Eli Lilly & Co. (Pharmaceuticals)	269	126,156
Emerson Electric Co. (Electrical Equipment)	195	17,625
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	47	7,872
Entergy Corp. (Electric Utilities)	72	7,011
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	200	22,888
EPAM Systems, Inc.* (IT Services)	20	4,495
EQT Corp. (Oil, Gas & Consumable Fuels)	124	5,100
Equifax, Inc. (Professional Services)	42	9,883
Equinix, Inc. (Specialized REITs)	32	25,086
Equity Residential (Residential REITs)	117	7,718
Essex Property Trust, Inc. (Residential REITs)	22	5,155
Etsy, Inc.* (Broadline Retail)	42	3,554
Everest Re Group, Ltd. (Insurance)	15	5,128
Evergy, Inc. (Electric Utilities)	79	4,615
Eversource Energy (Electric Utilities)	119	8,439
Exelon Corp. (Electric Utilities)	340	13,852
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	49	5,360
Expeditors International of Washington, Inc. (Air Freight & Logistics)	52	6,299

See accompanying notes to financial statements.

144 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares		Value
Extra Space Storage, Inc. (Specialized REITs)	46		$6,847
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,382		148,221
F5, Inc.* (Communications Equipment)	21		3,071
FactSet Research Systems, Inc. (Capital Markets)	13		5,208
Fair Isaac Corp.* (Software)	9		7,283
Fastenal Co. (Trading Companies & Distributors)	195		11,503
Federal Realty Investment Trust (Diversified REITs)	25		2,419
FedEx Corp. (Air Freight & Logistics)	79		19,584
Fidelity National Information Services, Inc. (Financial Services)	203		11,104
Fifth Third Bancorp (Banks)	233		6,107
First Horizon Corp. (Banks)	—	(a)	3
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	34		6,463
FirstEnergy Corp. (Electric Utilities)	186		7,232
Fiserv, Inc.* (Financial Services)	211		26,618
FleetCor Technologies, Inc.* (Financial Services)	25		6,277
FMC Corp. (Chemicals)	43		4,487
Ford Motor Co. (Automobile Components)	1,343		20,320
Fortinet, Inc.* (Software)	223		16,857
Fortive Corp. (Machinery)	121		9,047
Fox Corp.—Class A (Media)	92		3,128
Fox Corp.—Class B (Media)	47		1,499
Franklin Resources, Inc.(b) (Capital Markets)	98		2,618
Freeport-McMoRan, Inc. (Metals & Mining)	490		19,600
Garmin, Ltd. (Household Durables)	52		5,423
Gartner, Inc.* (IT Services)	27		9,458
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	133		10,805
Gen Digital, Inc. (Software)	194		3,599
Generac Holdings, Inc.* (Electrical Equipment)	21		3,132
General Dynamics Corp. (Aerospace & Defense)	77		16,567
General Electric Co. (Industrial Conglomerates)	372		40,864
General Mills, Inc. (Food Products)	201		15,417
General Motors Co. (Automobile Components)	475		18,316
Genuine Parts Co. (Distributors)	48		8,124
Gilead Sciences, Inc. (Biotechnology)	426		32,832
Global Payments, Inc. (Financial Services)	90		8,867
Globe Life, Inc. (Insurance)	30		3,289
Halliburton Co. (Energy Equipment & Services)	308		10,161
Hartford Financial Services Group, Inc. (Insurance)	106		7,634
Hasbro, Inc. (Leisure Products)	45		2,915
HCA Healthcare, Inc. (Health Care Providers & Services)	71		21,547
Healthpeak Properties, Inc. (Health Care REITs)	187		3,759
Henry Schein, Inc.* (Health Care Providers & Services)	45		3,650
Hess Corp. (Oil, Gas & Consumable Fuels)	94		12,779
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	443		7,442
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	90		13,100
Hologic, Inc.* (Health Care Equipment & Supplies)	84		6,801
Honeywell International, Inc. (Industrial Conglomerates)	227		47,103
Hormel Foods Corp. (Food Products)	99		3,982
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	243		4,090
Howmet Aerospace, Inc. (Aerospace & Defense)	126		6,245
HP, Inc. (Technology Hardware, Storage & Peripherals)	296		9,091
Humana, Inc. (Health Care Providers & Services)	43		19,227
Huntington Bancshares, Inc. (Banks)	493		5,315
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	14		3,186
IDEX Corp. (Machinery)	26		5,597
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	28		14,062
Illinois Tool Works, Inc. (Machinery)	95		23,765
Illumina, Inc.* (Life Sciences Tools & Services)	54		10,124
Incyte Corp.* (Biotechnology)	63		3,922
Ingersoll Rand, Inc. (Machinery)	138		9,020
Insulet Corp.* (Health Care Equipment & Supplies)	24		6,920
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,426		47,685
Intercontinental Exchange, Inc. (Capital Markets)	191		21,598
International Business Machines Corp. (IT Services)	310		41,482
International Flavors & Fragrances, Inc. (Chemicals)	87		6,924
International Paper Co. (Containers & Packaging)	119		3,785
Intuit, Inc. (Software)	96		43,986
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	120		41,034
Invesco, Ltd. (Capital Markets)	157		2,639
Invitation Homes, Inc. (Residential REITs)	199		6,846
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	63		14,161
Iron Mountain, Inc. (Specialized REITs)	100		5,682
J.B. Hunt Transport Services, Inc. (Ground Transportation)	28		5,069
Jack Henry & Associates, Inc. (Professional Services)	25		4,183
Jacobs Solutions, Inc. (Professional Services)	43		5,112
Johnson & Johnson (Pharmaceuticals)	888		146,983
Johnson Controls International PLC (Building Products)	235		16,013
JPMorgan Chase & Co. (Banks)	999		145,296
Juniper Networks, Inc. (Communications Equipment)	110		3,446
Kellogg Co. (Food Products)	88		5,931
Keurig Dr Pepper, Inc. (Beverages)	288		9,006
KeyCorp (Banks)	320		2,957
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	61		10,214
Kimberly-Clark Corp. (Household Products)	115		15,877
Kimco Realty Corp. (Retail REITs)	212		4,181
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	674		11,606

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 145

Common Stocks, continued

	Shares	Value
KLA Corp. (Semiconductors & Semiconductor Equipment)	47	$22,796
L3Harris Technologies, Inc. (Aerospace & Defense)	65	12,725
Laboratory Corp. of America Holdings (Health Care Providers & Services)	30	7,240
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	46	29,572
Lamb Weston Holding, Inc. (Food Products)	50	5,748
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	112	6,496
Leidos Holdings, Inc. (Professional Services)	47	4,159
Lennar Corp.—Class A (Household Durables)	87	10,902
Lincoln National Corp. (Insurance)	53	1,365
Linde PLC (Chemicals)	167	63,639
Live Nation Entertainment, Inc.* (Entertainment)	49	4,464
LKQ Corp. (Distributors)	87	5,069
Lockheed Martin Corp. (Aerospace & Defense)	77	35,449
Loews Corp. (Insurance)	65	3,860
Lowe's Cos., Inc. (Specialty Retail)	204	46,043
LyondellBasell Industries N.V.—Class A (Chemicals)	87	7,989
M&T Bank Corp. (Banks)	57	7,054
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	211	4,857
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	145	16,907
MarketAxess Holdings, Inc. (Capital Markets)	13	3,398
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	88	16,212
Marsh & McLennan Cos., Inc. (Insurance)	169	31,785
Martin Marietta Materials, Inc. (Construction Materials)	21	9,695
Masco Corp. (Building Products)	77	4,418
Mastercard, Inc.—Class A (Financial Services)	286	112,484
Match Group, Inc.* (Interactive Media & Services)	95	3,976
McCormick & Co., Inc. (Food Products)	86	7,502
McDonald's Corp. (Hotels, Restaurants & Leisure)	250	74,602
McKesson Corp. (Health Care Providers & Services)	46	19,656
Medtronic PLC (Health Care Equipment & Supplies)	455	40,087
Merck & Co., Inc. (Pharmaceuticals)	867	100,043
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	756	216,957
MetLife, Inc. (Insurance)	220	12,437
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	8	10,493
MGM Resorts International (Hotels, Restaurants & Leisure)	103	4,524
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	187	16,753
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	374	23,603
Microsoft Corp. (Software)	2,542	865,652
Mid-America Apartment Communities, Inc. (Residential REITs)	40	6,074
Moderna, Inc.* (Biotechnology)	112	13,608
Mohawk Industries, Inc.* (Household Durables)	18	1,857
Molina Healthcare, Inc.* (Health Care Providers & Services)	20	6,025
Molson Coors Beverage Co.—Class B (Beverages)	64	4,214
Mondelez International, Inc.—Class A (Food Products)	465	33,916
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	15	8,103
Monster Beverage Corp.* (Beverages)	261	14,992
Moody's Corp. (Capital Markets)	54	18,777
Morgan Stanley (Capital Markets)	446	38,088
Motorola Solutions, Inc. (Communications Equipment)	57	16,717
MSCI, Inc. (Capital Markets)	27	12,671
Nasdaq, Inc. (Capital Markets)	116	5,783
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	73	5,577
Netflix, Inc.* (Entertainment)	152	66,955
Newell Brands, Inc. (Household Durables)	129	1,122
Newmont Corp. (Metals & Mining)	272	11,604
News Corp.—Class A (Media)	130	2,535
News Corp.—Class B (Media)	40	789
NextEra Energy, Inc. (Electric Utilities)	692	51,345
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	421	46,466
NiSource, Inc. (Multi-Utilities)	141	3,856
Nordson Corp. (Machinery)	18	4,467
Norfolk Southern Corp. (Ground Transportation)	78	17,687
Northern Trust Corp. (Capital Markets)	71	5,264
Northrop Grumman Corp. (Aerospace & Defense)	49	22,334
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	145	3,157
NRG Energy, Inc. (Electric Utilities)	79	2,954
Nucor Corp. (Metals & Mining)	86	14,102
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	845	357,453
NVR, Inc.* (Household Durables)	1	6,351
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	89	18,217
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	246	14,465
Old Dominion Freight Line, Inc. (Ground Transportation)	31	11,462
Omnicom Group, Inc. (Media)	68	6,470
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	148	13,998
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	153	9,443
Oracle Corp. (Software)	526	62,641
O'Reilly Automotive, Inc.* (Specialty Retail)	21	20,061
Organon & Co. (Pharmaceuticals)	87	1,810
Otis Worldwide Corp. (Machinery)	141	12,550
PACCAR, Inc. (Machinery)	179	14,973
Packaging Corp. of America (Containers & Packaging)	31	4,097
Palo Alto Networks, Inc.*(b) (Software)	103	26,318
Paramount Global(b)—Class B (Media)	173	2,752

See accompanying notes to financial statements.

146 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Parker-Hannifin Corp. (Machinery)	44	$17,162
Paychex, Inc. (Professional Services)	110	12,306
Paycom Software, Inc. (Professional Services)	17	5,461
PayPal Holdings, Inc.* (Financial Services)	381	25,424
Pentair PLC (Machinery)	56	3,618
PepsiCo, Inc. (Beverages)	471	87,238
Pfizer, Inc. (Pharmaceuticals)	1,930	70,792
PG&E Corp.* (Electric Utilities)	553	9,556
Philip Morris International, Inc. (Tobacco)	531	51,836
Phillips 66 (Oil, Gas & Consumable Fuels)	157	14,975
Pinnacle West Capital Corp. (Electric Utilities)	39	3,177
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	80	16,574
Pool Corp. (Distributors)	13	4,870
PPG Industries, Inc. (Chemicals)	80	11,864
PPL Corp. (Electric Utilities)	252	6,668
Principal Financial Group, Inc. (Insurance)	77	5,840
Prologis, Inc. (Industrial REITs)	316	38,751
Prudential Financial, Inc. (Insurance)	125	11,028
PTC, Inc.* (Software)	36	5,123
Public Service Enterprise Group, Inc. (Multi-Utilities)	171	10,706
Public Storage (Specialized REITs)	54	15,762
PulteGroup, Inc. (Household Durables)	76	5,904
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	34	3,469
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	381	45,354
Quanta Services, Inc. (Construction & Engineering)	50	9,823
Quest Diagnostics, Inc. (Health Care Providers & Services)	38	5,341
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	14	1,726
Raymond James Financial, Inc. (Capital Markets)	65	6,745
Raytheon Technologies Corp. (Aerospace & Defense)	499	48,882
Realty Income Corp. (Retail REITs)	230	13,751
Regency Centers Corp. (Retail REITs)	53	3,274
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	37	26,586
Regions Financial Corp. (Banks)	321	5,720
Republic Services, Inc. (Commercial Services & Supplies)	70	10,722
ResMed, Inc. (Health Care Equipment & Supplies)	50	10,925
Revvity, Inc. (Life Sciences Tools & Services)	43	5,108
Robert Half International, Inc. (Professional Services)	37	2,783
Rockwell Automation, Inc. (Electrical Equipment)	39	12,849
Rollins, Inc. (Commercial Services & Supplies)	79	3,384
Roper Technologies, Inc. (Software)	36	17,309
Ross Stores, Inc. (Specialty Retail)	117	13,119
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	75	7,781
S&P Global, Inc. (Capital Markets)	112	44,900
Salesforce, Inc.* (Software)	335	70,772
SBA Communications Corp. (Specialized REITs)	37	8,575
Schlumberger N.V. (Energy Equipment & Services)	487	23,921
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	66	4,083
Sealed Air Corp. (Containers & Packaging)	49	1,960
Sempra Energy (Multi-Utilities)	108	15,725
ServiceNow, Inc.* (Software)	70	39,338
Simon Property Group, Inc. (Retail REITs)	112	12,934
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	54	5,977
Snap-on, Inc. (Machinery)	18	5,187
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	19	5,112
Southwest Airlines Co. (Passenger Airlines)	203	7,351
Stanley Black & Decker, Inc. (Machinery)	52	4,873
Starbucks Corp. (Hotels, Restaurants & Leisure)	392	38,831
State Street Corp. (Capital Markets)	114	8,343
Steel Dynamics, Inc. (Metals & Mining)	55	5,991
STERIS PLC (Health Care Equipment & Supplies)	34	7,649
Stryker Corp. (Health Care Equipment & Supplies)	115	35,085
Synchrony Financial (Consumer Finance)	146	4,952
Synopsys, Inc.* (Software)	52	22,641
Sysco Corp. (Consumer Staples Distribution & Retail)	173	12,837
T. Rowe Price Group, Inc. (Capital Markets)	77	8,626
Take-Two Interactive Software, Inc.* (Entertainment)	54	7,947
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	79	3,381
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	77	5,860
Target Corp. (Consumer Staples Distribution & Retail)	158	20,840
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	108	15,137
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	16	6,578
Teleflex, Inc. (Health Care Equipment & Supplies)	16	3,872
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	53	5,900
Tesla, Inc.* (Automobile Components)	921	241,090
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	310	55,806
Textron, Inc. (Aerospace & Defense)	69	4,666
The AES Corp. (Independent Power and Renewable Electricity Producers)	229	4,747
The Allstate Corp. (Insurance)	90	9,814
The Bank of New York Mellon Corp. (Capital Markets)	245	10,907
The Boeing Co.* (Aerospace & Defense)	193	40,754
The Charles Schwab Corp. (Capital Markets)	508	28,793
The Cigna Group (Health Care Providers & Services)	101	28,341
The Clorox Co. (Household Products)	42	6,680
The Coca-Cola Co. (Beverages)	1,330	80,093

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 147

Common Stocks, continued

	Shares	Value
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	17	$6,518
The Estee Lauder Cos., Inc. (Personal Care Products)	79	15,514
The Goldman Sachs Group, Inc. (Capital Markets)	114	36,770
The Hershey Co. (Food Products)	50	12,485
The Home Depot, Inc. (Specialty Retail)	346	107,481
The Interpublic Group of Cos., Inc. (Media)	132	5,093
The JM Smucker Co. (Food Products)	36	5,316
The Kraft Heinz Co. (Food Products)	273	9,692
The Kroger Co. (Consumer Staples Distribution & Retail)	223	10,481
The Mosaic Co. (Chemicals)	114	3,990
The PNC Financial Services Group, Inc. (Banks)	136	17,129
The Procter & Gamble Co. (Household Products)	806	122,302
The Progressive Corp. (Insurance)	200	26,474
The Sherwin-Williams Co. (Chemicals)	80	21,242
The Southern Co. (Electric Utilities)	373	26,203
The TJX Cos., Inc. (Specialty Retail)	394	33,407
The Travelers Cos., Inc. (Insurance)	79	13,719
The Walt Disney Co.* (Entertainment)	625	55,800
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	416	13,574
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	132	68,871
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	197	27,363
Tractor Supply Co. (Specialty Retail)	37	8,181
Trane Technologies PLC (Building Products)	78	14,918
TransDigm Group, Inc. (Aerospace & Defense)	18	16,095
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	85	4,500
Truist Financial Corp. (Banks)	455	13,809
Tyler Technologies, Inc.* (Software)	14	5,831
Tyson Foods, Inc.—Class A (Food Products)	98	5,002
U.S. Bancorp (Banks)	477	15,760
UDR, Inc. (Residential REITs)	106	4,554
Ulta Beauty, Inc.* (Specialty Retail)	17	8,000
Union Pacific Corp. (Ground Transportation)	208	42,561
United Airlines Holdings, Inc.* (Passenger Airlines)	112	6,145
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	248	44,454
United Rentals, Inc. (Trading Companies & Distributors)	23	10,244
UnitedHealth Group, Inc. (Health Care Providers & Services)	318	152,843
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	22	3,471
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	124	14,545
Ventas, Inc. (Health Care REITs)	137	6,476
VeriSign, Inc.* (IT Services)	31	7,005
Verisk Analytics, Inc. (Professional Services)	49	11,075
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,437	53,442
Vertex Pharmaceuticals, Inc.* (Biotechnology)	88	30,968
VF Corp. (Textiles, Apparel & Luxury Goods)	113	2,157
Viatris, Inc. (Pharmaceuticals)	410	4,092
VICI Properties, Inc. (Specialized REITs)	343	10,780
Visa, Inc.—Class A (Financial Services)	553	131,326
Vulcan Materials Co. (Construction Materials)	45	10,145
W.R. Berkley Corp. (Insurance)	69	4,110
W.W. Grainger, Inc. (Trading Companies & Distributors)	15	11,828
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	245	6,980
Walmart, Inc. (Consumer Staples Distribution & Retail)	479	75,289
Warner Bros. Discovery, Inc.* (Entertainment)	758	9,505
Waste Management, Inc. (Commercial Services & Supplies)	127	22,024
Waters Corp.* (Life Sciences Tools & Services)	20	5,331
WEC Energy Group, Inc. (Multi-Utilities)	108	9,530
Wells Fargo & Co. (Banks)	1,283	54,758
Welltower, Inc. (Health Care REITs)	170	13,751
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	25	9,562
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	109	4,134
Westinghouse Air Brake Technologies Corp. (Machinery)	61	6,690
Westrock Co. (Containers & Packaging)	88	2,558
Weyerhaeuser Co. (Specialized REITs)	250	8,378
Whirlpool Corp. (Household Durables)	19	2,827
Willis Towers Watson PLC (Insurance)	36	8,478
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	35	3,696
Xcel Energy, Inc. (Electric Utilities)	188	11,688
Xylem, Inc. (Machinery)	82	9,235
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	96	13,301
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	18	5,325
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	71	10,338
Zions Bancorp NA(b) (Banks)	51	1,370
Zoetis, Inc. (Pharmaceuticals)	158	27,209
TOTAL COMMON STOCKS (Cost $5,567,200)		12,702,216

Repurchase Agreements(c)(d)  (27.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $4,895,009	$4,893,000	$4,893,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,893,000)		4,893,000

See accompanying notes to financial statements.

148 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Collateral for Securities Loaned(e)  (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(f)	33,223	$33,223
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $33,223)		33,223
TOTAL INVESTMENT SECURITIES (Cost $10,493,423)—98.2%		17,628,439
Net other assets (liabilities)—1.8%		322,556
NET ASSETS—100.0%		$17,950,995

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $32,685.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $2,566,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.
(f)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	3	9/18/23	$673,238	$23,266

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/27/23	5.67%	$11,268,362	$178,467
SPDR S&P 500 ETF	Goldman Sachs International	7/27/23	5.58%	3,570,708	55,636
				$14,839,070	$234,103
S&P 500	UBS AG	7/27/23	5.57%	$6,012,463	$89,397
SPDR S&P 500 ETF	UBS AG	7/27/23	5.17%	1,653,524	25,819
				$7,665,987	$115,216
				$22,505,057	$349,319

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 149

ProFund VP UltraBull invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$211,586	1.1%
Air Freight & Logistics	74,111	0.4%
Automobile Components	293,031	1.6%
Banks	380,099	2.1%
Beverages	213,287	1.2%
Biotechnology	243,745	1.4%
Broadline Retail	409,460	2.2%
Building Products	56,247	0.3%
Capital Markets	336,093	1.9%
Chemicals	217,742	1.2%
Commercial Services & Supplies	64,450	0.4%
Communications Equipment	109,446	0.6%
Construction & Engineering	9,823	0.1%
Construction Materials	19,840	0.1%
Consumer Finance	64,808	0.4%
Consumer Staples Distribution & Retail	231,183	1.3%
Containers & Packaging	28,518	0.2%
Distributors	18,063	0.1%
Diversified REITs	2,419	NM
Diversified Telecommunication Services	92,424	0.5%
Electric Utilities	214,934	1.2%
Electrical Equipment	73,744	0.4%
Electronic Equipment, Instruments & Components	76,621	0.4%
Energy Equipment & Services	45,019	0.3%
Entertainment	176,868	1.0%
Financial Services	530,109	2.9%
Food Products	132,507	0.7%
Gas Utilities	5,701	NM
Ground Transportation	100,479	0.6%
Health Care Equipment & Supplies	366,801	2.0%
Health Care Providers & Services	367,008	2.0%
Health Care REITs	23,986	0.1%
Hotel & Resort REITs	4,090	NM
Hotels, Restaurants & Leisure	262,539	1.5%
Household Durables	47,285	0.3%
Household Products	175,057	1.0%
Independent Power and Renewable Electricity Producers	4,747	NM
Industrial Conglomerates	106,884	0.6%
Industrial REITs	38,751	0.2%
Insurance	262,362	1.5%
Interactive Media & Services	675,378	3.7%
IT Services	147,144	0.8%
Leisure Products	2,915	NM
Life Sciences Tools & Services	200,911	1.1%
Machinery	225,622	1.2%
Media	94,575	0.5%
Metals & Mining	51,297	0.3%
Multi-Utilities	92,519	0.5%
Office REITs	8,950	NM
Oil, Gas & Consumable Fuels	477,498	2.6%
Passenger Airlines	30,295	0.2%
Personal Care Products	15,514	0.1%
Pharmaceuticals	525,689	3.0%
Professional Services	108,587	0.6%
Real Estate Management & Development	8,555	NM
Residential REITs	43,540	0.3%
Retail REITs	34,140	0.2%
Semiconductors & Semiconductor Equipment	936,300	5.2%
Software	1,310,776	7.4%
Specialized REITs	140,197	0.9%
Specialty Retail	265,594	1.5%
Technology Hardware, Storage & Peripherals	1,010,652	5.6%
Textiles, Apparel & Luxury Goods	53,730	0.3%
Tobacco	79,469	0.4%
Trading Companies & Distributors	33,575	0.2%
Water Utilities	9,564	0.1%
Wireless Telecommunication Services	27,363	0.2%
Other**	5,248,779	29.3%
Total	$17,950,995	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

150 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks (70.7%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	276	$21,981
ACI Worldwide, Inc.* (Software)	325	7,530
Acuity Brands, Inc. (Electrical Equipment)	95	15,493
Adient PLC* (Automobile Components)	284	10,883
Advanced Drainage Systems, Inc. (Building Products)	188	21,391
AECOM (Construction & Engineering)	417	35,315
Affiliated Managers Group, Inc. (Capital Markets)	108	16,188
AGCO Corp. (Machinery)	187	24,576
Agree Realty Corp. (Retail REITs)	280	18,309
Alcoa Corp. (Metals & Mining)	536	18,186
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	196	8,847
ALLETE, Inc. (Electric Utilities)	172	9,971
Amedisys, Inc.* (Health Care Providers & Services)	98	8,961
American Financial Group, Inc. (Insurance)	210	24,938
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	302	8,985
Annaly Capital Management, Inc. (Mortgage REITs)	1,484	29,695
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,008	11,693
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	829	19,092
Apartment Income REIT Corp. (Residential REITs)	448	16,168
AptarGroup, Inc. (Containers & Packaging)	197	22,824
Aramark (Hotels, Restaurants & Leisure)	782	33,664
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	170	24,349
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	321	11,447
ASGN, Inc.* (Professional Services)	148	11,193
Ashland, Inc. (Chemicals)	146	12,689
Aspen Technology, Inc.* (Software)	88	14,750
Associated Banc-Corp. (Banks)	453	7,352
Autoliv, Inc. (Automobile Components)	232	19,729
AutoNation, Inc.* (Specialty Retail)	94	15,473
Avient Corp. (Chemicals)	257	10,511
Avis Budget Group, Inc.* (Ground Transportation)	72	16,464
Avnet, Inc. (Electronic Equipment, Instruments & Components)	274	13,823
Axalta Coating Systems, Ltd.* (Chemicals)	665	21,819
Azenta, Inc.* (Life Sciences Tools & Services)	196	9,149
Bank OZK(a) (Banks)	324	13,012
Belden, Inc. (Electronic Equipment, Instruments & Components)	128	12,243
BellRing Brands, Inc.* (Personal Care Products)	399	14,604
Berry Global Group, Inc. (Containers & Packaging)	358	23,034
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	403	25,393
Black Hills Corp. (Multi-Utilities)	200	12,052
Blackbaud, Inc.* (Software)	136	9,680
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	230	15,955
Brighthouse Financial, Inc.* (Insurance)	201	9,517
Brixmor Property Group, Inc. (Retail REITs)	902	19,844
Bruker Corp. (Life Sciences Tools & Services)	300	22,176
Brunswick Corp. (Leisure Products)	212	18,368
Builders FirstSource, Inc.* (Building Products)	385	52,360
BWX Technologies, Inc. (Aerospace & Defense)	275	19,682
Cable One, Inc. (Media)	14	9,199
Cabot Corp. (Chemicals)	169	11,304
CACI International, Inc.*—Class A (Professional Services)	68	23,177
Cadence Bank (Banks)	548	10,763
Calix, Inc.* (Communications Equipment)	173	8,634
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	377	13,531
Carlisle Cos., Inc. (Building Products)	153	39,249
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	113	8,204
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	112	27,315
Cathay General Bancorp (Banks)	218	7,017
Celsius Holdings, Inc.* (Beverages)	122	18,202
ChampionX Corp. (Energy Equipment & Services)	594	18,438
Chart Industries, Inc.* (Machinery)	126	20,134
Chemed Corp. (Health Care Providers & Services)	45	24,375
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	80	9,402
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	125	19,225
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	198	27,556
Ciena Corp.* (Communications Equipment)	448	19,036
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	166	13,448
Clean Harbors, Inc.* (Commercial Services & Supplies)	151	24,829
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,546	25,911
CNO Financial Group, Inc. (Insurance)	344	8,142
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	497	8,807
Coca-Cola Consolidated, Inc. (Beverages)	14	8,904
Cognex Corp. (Electronic Equipment, Instruments & Components)	518	29,019
Coherent Corp.* (Electronic Equipment, Instruments & Components)	418	21,310
Columbia Banking System, Inc. (Banks)	626	12,695
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	106	8,187
Commerce Bancshares, Inc. (Banks)	341	16,607
Commercial Metals Co. (Metals & Mining)	352	18,536
CommVault Systems, Inc.* (Software)	132	9,586
Concentrix Corp. (Professional Services)	128	10,336
Corporate Office Properties Trust (Office REITs)	338	8,028
Coty, Inc.*—Class A (Personal Care Products)	1,101	13,531
Cousins Properties, Inc. (Office REITs)	455	10,374
Crane Co. (Machinery)	145	12,922
Crane NXT Co. (Machinery)	145	8,184
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	186	20,914
Crown Holdings, Inc. (Containers & Packaging)	361	31,360
CubeSmart (Specialized REITs)	674	30,101
Cullen/Frost Bankers, Inc. (Banks)	193	20,753

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 151

Common Stocks, continued

	Shares	Value
Curtiss-Wright Corp. (Aerospace & Defense)	115	$21,121
Darling Ingredients, Inc.* (Food Products)	479	30,555
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	79	41,685
Dick's Sporting Goods, Inc. (Specialty Retail)	185	24,455
Donaldson Co., Inc. (Machinery)	364	22,754
Doximity, Inc.*—Class A (Health Care Technology)	356	12,111
Dropbox, Inc.*—Class A (Software)	816	21,763
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	291	14,425
Dynatrace, Inc.* (Software)	651	33,507
Eagle Materials, Inc. (Construction Materials)	108	20,133
East West Bancorp, Inc. (Banks)	425	22,435
EastGroup Properties, Inc. (Industrial REITs)	133	23,089
EMCOR Group, Inc. (Construction & Engineering)	143	26,424
Encompass Health Corp. (Health Care Providers & Services)	301	20,381
Energizer Holdings, Inc. (Household Products)	200	6,716
EnerSys (Electrical Equipment)	123	13,348
Enovis Corp.* (Health Care Equipment & Supplies)	144	9,233
Envestnet, Inc.* (Software)	163	9,674
Envista Holdings Corp.* (Health Care Equipment & Supplies)	491	16,615
EPR Properties (Specialized REITs)	226	10,577
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,300	12,428
Esab Corp. (Machinery)	155	10,314
Essent Group, Ltd. (Financial Services)	322	15,070
Essential Utilities, Inc. (Water Utilities)	722	28,815
Euronet Worldwide, Inc.* (Financial Services)	142	16,667
Evercore, Inc. (Capital Markets)	106	13,101
Exelixis, Inc.* (Biotechnology)	978	18,690
ExlService Holdings, Inc.* (Professional Services)	100	15,106
Exponent, Inc. (Professional Services)	153	14,278
F.N.B. Corp. (Banks)	1,084	12,401
Federated Hermes, Inc. (Capital Markets)	255	9,142
First American Financial Corp. (Insurance)	310	17,676
First Financial Bankshares, Inc. (Banks)	390	11,111
First Horizon Corp. (Banks)	1,614	18,190
First Industrial Realty Trust, Inc. (Industrial REITs)	397	20,898
FirstCash Holdings, Inc. (Consumer Finance)	111	10,360
Five Below, Inc.* (Specialty Retail)	167	32,822
Flowers Foods, Inc. (Food Products)	579	14,406
Flowserve Corp. (Machinery)	394	14,637
Fluor Corp.* (Construction & Engineering)	430	12,728
Foot Locker, Inc.(a) (Specialty Retail)	238	6,452
Fortune Brands Innovations, Inc. (Building Products)	380	27,341
Fox Factory Holding Corp.* (Automobile Components)	127	13,781
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	670	12,489
FTI Consulting, Inc.* (Professional Services)	102	19,400
GameStop Corp.*(a)—Class A (Specialty Retail)	759	18,406
GATX Corp. (Trading Companies & Distributors)	106	13,646
Genpact, Ltd. (Professional Services)	509	19,123
Gentex Corp. (Automobile Components)	702	20,540
Glacier Bancorp, Inc. (Banks)	333	10,380
Globus Medical, Inc.* (Health Care Equipment & Supplies)	240	14,290
Graco, Inc. (Machinery)	505	43,606
Graham Holdings Co.—Class B (Diversified Consumer Services)	11	6,286
Grand Canyon Education, Inc.* (Diversified Consumer Services)	92	9,495
Graphic Packaging Holding Co. (Containers & Packaging)	922	22,156
Greif, Inc.—Class A (Containers & Packaging)	78	5,373
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	268	8,203
GXO Logistics, Inc.* (Air Freight & Logistics)	357	22,427
H&R Block, Inc. (Diversified Consumer Services)	457	14,565
Haemonetics Corp.* (Health Care Equipment & Supplies)	151	12,856
Halozyme Therapeutics, Inc.* (Biotechnology)	395	14,248
Hancock Whitney Corp. (Banks)	258	9,902
Harley-Davidson, Inc. (Automobile Components)	393	13,838
Hawaiian Electric Industries, Inc. (Electric Utilities)	329	11,910
Healthcare Realty Trust, Inc. (Health Care REITs)	1,143	21,557
HealthEquity, Inc.* (Health Care Providers & Services)	257	16,227
Helen of Troy, Ltd.* (Household Durables)	72	7,777
Hertz Global Holdings, Inc.* (Ground Transportation)	473	8,698
Hexcel Corp. (Aerospace & Defense)	253	19,233
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	387	17,264
Highwoods Properties, Inc. (Office REITs)	317	7,579
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	231	10,497
Home BancShares, Inc. (Banks)	566	12,905
Hubbell, Inc. (Electrical Equipment)	161	53,381
ICU Medical, Inc.* (Health Care Equipment & Supplies)	61	10,870
IDACORP, Inc. (Electric Utilities)	152	15,595
Inari Medical, Inc.* (Health Care Equipment & Supplies)	154	8,954
Independence Realty Trust, Inc. (Residential REITs)	673	12,262
Ingredion, Inc. (Food Products)	198	20,978
Insperity, Inc. (Professional Services)	108	12,848
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	214	8,802
Interactive Brokers Group, Inc. (Capital Markets)	309	25,668
International Bancshares Corp. (Banks)	158	6,984
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	94	12,767
Iridium Communications, Inc. (Diversified Telecommunication Services)	378	23,481
ITT, Inc. (Machinery)	247	23,023
Jabil, Inc. (Electronic Equipment, Instruments & Components)	398	42,957

See accompanying notes to financial statements.

152 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Janus Henderson Group PLC (Capital Markets)	398	$10,846
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	192	23,802
Jefferies Financial Group, Inc. (Capital Markets)	561	18,608
JetBlue Airways Corp.* (Passenger Airlines)	984	8,718
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	143	22,279
KB Home (Household Durables)	241	12,462
KBR, Inc. (Professional Services)	407	26,480
Kemper Corp. (Insurance)	192	9,266
Kilroy Realty Corp. (Office REITs)	316	9,508
Kinsale Capital Group, Inc. (Insurance)	65	24,323
Kirby Corp.* (Marine Transportation)	180	13,851
Kite Realty Group Trust (Retail REITs)	658	14,700
Knife River Corp.* (Construction Materials)	153	6,656
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	483	26,835
Kohl's Corp. (Broadline Retail)	332	7,653
Kyndryl Holdings, Inc.* (IT Services)	615	8,167
Lamar Advertising Co.—Class A (Specialized REITs)	263	26,103
Lancaster Colony Corp. (Food Products)	59	11,864
Landstar System, Inc. (Ground Transportation)	108	20,794
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	205	17,204
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	413	39,677
Lear Corp. (Automobile Components)	177	25,407
Leggett & Platt, Inc. (Household Durables)	400	11,848
Lennox International, Inc. (Building Products)	97	31,629
Life Storage, Inc. (Specialized REITs)	255	33,905
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	274	18,840
Lincoln Electric Holdings, Inc. (Machinery)	173	34,362
Lithia Motors, Inc. (Specialty Retail)	83	25,241
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	75	21,848
LivaNova PLC* (Health Care Equipment & Supplies)	161	8,280
Louisiana-Pacific Corp. (Paper & Forest Products)	216	16,196
Lumentum Holdings, Inc.* (Communications Equipment)	206	11,686
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	155	10,157
Macy's, Inc. (Broadline Retail)	817	13,113
Manhattan Associates, Inc.* (Software)	186	37,178
ManpowerGroup, Inc. (Professional Services)	151	11,989
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	110	13,499
Masimo Corp.* (Health Care Equipment & Supplies)	146	24,024
MasTec, Inc.* (Construction & Engineering)	179	21,117
Matador Resources Co. (Oil, Gas & Consumable Fuels)	340	17,789
Mattel, Inc.* (Leisure Products)	1,063	20,771
Maximus, Inc. (Professional Services)	182	15,381
MDU Resources Group, Inc. (Construction & Engineering)	611	12,794
Medical Properties Trust, Inc.(a) (Health Care REITs)	1,796	16,631
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	74	17,773
Mercury Systems, Inc.* (Aerospace & Defense)	175	6,053
MGIC Investment Corp. (Financial Services)	860	13,579
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	172	18,593
MP Materials Corp.* (Metals & Mining)	277	6,338
MSA Safety, Inc. (Commercial Services & Supplies)	111	19,310
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	142	13,530
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	440	16,852
Murphy USA, Inc. (Specialty Retail)	60	18,667
National Fuel Gas Co. (Gas Utilities)	276	14,175
National Instruments Corp. (Electronic Equipment, Instruments & Components)	395	22,673
National Storage Affiliates Trust (Specialized REITs)	247	8,603
NCR Corp.* (Software)	421	10,609
Neogen Corp.* (Health Care Equipment & Supplies)	649	14,116
Neurocrine Biosciences, Inc.* (Biotechnology)	293	27,630
New Jersey Resources Corp. (Gas Utilities)	291	13,735
New York Community Bancorp, Inc. (Banks)	2,168	24,367
NewMarket Corp. (Chemicals)	20	8,042
Nexstar Media Group, Inc. (Media)	108	17,987
NNN REIT, Inc. (Retail REITs)	547	23,406
Nordstrom, Inc. (Broadline Retail)	339	6,939
NorthWestern Corp. (Multi-Utilities)	179	10,160
NOV, Inc. (Energy Equipment & Services)	1,182	18,959
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	107	19,699
nVent Electric PLC (Electrical Equipment)	497	25,680
OGE Energy Corp. (Electric Utilities)	601	21,581
Old National Bancorp (Banks)	878	12,239
Old Republic International Corp. (Insurance)	817	20,564
Olin Corp. (Chemicals)	361	18,552
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	173	10,022
Omega Healthcare Investors, Inc. (Health Care REITs)	703	21,575
Omnicell, Inc.* (Health Care Equipment & Supplies)	135	9,945
ONE Gas, Inc.(a) (Gas Utilities)	166	12,750
Option Care Health, Inc.* (Health Care Providers & Services)	496	16,115
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	158	12,713
Oshkosh Corp. (Machinery)	196	16,972
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	734	27,943
Owens Corning (Building Products)	270	35,235
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	89	6,571
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	647	8,295
Patterson Cos., Inc. (Health Care Providers & Services)	261	8,681
Paylocity Holding Corp.* (Professional Services)	124	22,882

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 153

Common Stocks, continued

	Shares	Value
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	329	$13,469
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	263	18,710
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	463	11,126
Penumbra, Inc.* (Health Care Equipment & Supplies)	115	39,567
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	469	28,253
Perrigo Co. PLC (Pharmaceuticals)	406	13,784
Physicians Realty Trust (Health Care REITs)	716	10,017
Pilgrim's Pride Corp.* (Food Products)	135	2,901
Pinnacle Financial Partners, Inc. (Banks)	230	13,030
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	255	17,197
PNM Resources, Inc. (Electric Utilities)	258	11,636
Polaris, Inc. (Leisure Products)	161	19,470
Portland General Electric Co. (Electric Utilities)	290	13,581
Post Holdings, Inc.* (Food Products)	161	13,951
PotlatchDeltic Corp. (Specialized REITs)	240	12,684
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	172	16,283
Primerica, Inc. (Insurance)	109	21,556
Progyny, Inc.* (Health Care Providers & Services)	230	9,048
Prosperity Bancshares, Inc. (Banks)	283	15,984
PVH Corp. (Textiles, Apparel & Luxury Goods)	188	15,974
Qualys, Inc.* (Software)	101	13,046
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	162	13,423
R1 RCM, Inc.* (Health Care Providers & Services)	414	7,638
Range Resources Corp. (Oil, Gas & Consumable Fuels)	724	21,286
Rayonier, Inc. (Specialized REITs)	445	13,973
Regal Rexnord Corp. (Electrical Equipment)	199	30,626
Reinsurance Group of America, Inc. (Insurance)	200	27,738
Reliance Steel & Aluminum Co. (Metals & Mining)	176	47,800
RenaissanceRe Holdings, Ltd. (Insurance)	151	28,165
Repligen Corp.* (Life Sciences Tools & Services)	155	21,926
Rexford Industrial Realty, Inc. (Industrial REITs)	603	31,489
RH* (Specialty Retail)	54	17,798
RLI Corp. (Insurance)	122	16,649
Royal Gold, Inc. (Metals & Mining)	197	22,612
RPM International, Inc. (Chemicals)	387	34,725
Ryder System, Inc. (Ground Transportation)	140	11,871
Sabra Health Care REIT, Inc. (Health Care REITs)	694	8,168
Saia, Inc.* (Ground Transportation)	80	27,394
Science Applications International Corp. (Professional Services)	162	18,222
SEI Investments Co. (Capital Markets)	304	18,124
Selective Insurance Group, Inc. (Insurance)	182	17,463
Sensient Technologies Corp. (Chemicals)	127	9,034
Service Corp. International (Diversified Consumer Services)	454	29,324
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	110	31,395
Silgan Holdings, Inc. (Containers & Packaging)	252	11,816
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	96	15,143
Simpson Manufacturing Co., Inc. (Building Products)	128	17,728
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	403	21,222
SLM Corp. (Consumer Finance)	728	11,881
Sonoco Products Co. (Containers & Packaging)	294	17,352
Sotera Health Co.* (Life Sciences Tools & Services)	297	5,595
SouthState Corp. (Banks)	228	15,002
Southwest Gas Holdings, Inc. (Gas Utilities)	197	12,539
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,306	19,869
Spire, Inc. (Gas Utilities)	158	10,024
Spirit Realty Capital, Inc. (Retail REITs)	424	16,697
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	309	11,350
STAAR Surgical Co.* (Health Care Equipment & Supplies)	145	7,623
STAG Industrial, Inc. (Industrial REITs)	538	19,303
Starwood Property Trust, Inc. (Mortgage REITs)	937	18,178
Stericycle, Inc.* (Commercial Services & Supplies)	278	12,910
Stifel Financial Corp. (Capital Markets)	319	19,035
Sunrun, Inc.* (Electrical Equipment)	647	11,555
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	137	34,147
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	119	10,160
Syneos Health, Inc.* (Life Sciences Tools & Services)	311	13,106
Synovus Financial Corp. (Banks)	439	13,280
Taylor Morrison Home Corp.* (Household Durables)	328	15,997
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	125	11,750
TEGNA, Inc. (Media)	676	10,978
Tempur Sealy International, Inc. (Household Durables)	517	20,716
Tenet Healthcare Corp.* (Health Care Providers & Services)	306	24,902
Teradata Corp.* (Software)	303	16,183
Terex Corp. (Machinery)	204	12,205
Tetra Tech, Inc. (Commercial Services & Supplies)	160	26,199
Texas Capital Bancshares, Inc.* (Banks)	144	7,416
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	201	22,568
The Boston Beer Co., Inc.*—Class A (Beverages)	28	8,636
The Brink's Co. (Commercial Services & Supplies)	139	9,428
The Chemours Co. (Chemicals)	448	16,527
The Gap, Inc. (Specialty Retail)	640	5,715
The Goodyear Tire & Rubber Co.* (Automobile Components)	851	11,642
The Hanover Insurance Group, Inc. (Insurance)	107	12,094
The Middleby Corp.* (Machinery)	161	23,801
The New York Times Co.—Class A (Media)	492	19,376
The Scotts Miracle-Gro Co. (Chemicals)	123	7,711

See accompanying notes to financial statements.

154 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
The Timken Co. (Machinery)	198	$18,123
The Toro Co. (Machinery)	313	31,815
The Wendy's Co. (Hotels, Restaurants & Leisure)	506	11,006
The Western Union Co. (Financial Services)	1,124	13,185
Thor Industries, Inc.(a) (Automobile Components)	161	16,664
Toll Brothers, Inc. (Household Durables)	309	24,433
TopBuild Corp.* (Household Durables)	95	25,272
Topgolf Callaway Brands Corp.* (Leisure Products)	418	8,297
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	229	9,238
Trex Co., Inc.* (Building Products)	327	21,438
TripAdvisor, Inc.* (Interactive Media & Services)	318	5,244
UFP Industries, Inc. (Building Products)	186	18,051
UGI Corp. (Gas Utilities)	628	16,938
UMB Financial Corp. (Banks)	131	7,978
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	566	4,087
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	569	3,818
United Bankshares, Inc. (Banks)	404	11,987
United States Steel Corp. (Metals & Mining)	680	17,007
United Therapeutics Corp.* (Biotechnology)	141	31,125
Univar Solutions, Inc.* (Trading Companies & Distributors)	474	16,988
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	131	18,881
Unum Group (Insurance)	556	26,521
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	680	29,919
Valaris, Ltd.* (Energy Equipment & Services)	181	11,390
Valley National Bancorp (Banks)	1,265	9,804
Valmont Industries, Inc. (Construction & Engineering)	63	18,336
Valvoline, Inc. (Specialty Retail)	416	15,604
Vicor Corp.* (Electrical Equipment)	67	3,618
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	383	11,260
Visteon Corp.* (Automobile Components)	85	12,207
Vontier Corp. (Electronic Equipment, Instruments & Components)	467	15,042
Vornado Realty Trust (Office REITs)	484	8,780
Voya Financial, Inc. (Financial Services)	295	21,154
Watsco, Inc.(a) (Trading Companies & Distributors)	100	38,147
Watts Water Technologies, Inc.—Class A (Machinery)	82	15,066
Webster Financial Corp. (Banks)	525	19,819
Werner Enterprises, Inc. (Ground Transportation)	177	7,820
WESCO International, Inc. (Trading Companies & Distributors)	135	24,173
Westlake Corp. (Chemicals)	103	12,305
WEX, Inc.* (Financial Services)	129	23,487
Williams-Sonoma, Inc. (Specialty Retail)	197	24,653
Wingstop, Inc. (Hotels, Restaurants & Leisure)	90	18,014
Wintrust Financial Corp. (Banks)	184	13,362
Wolfspeed, Inc.*(a) (Semiconductors & Semiconductor Equipment)	374	20,791
Woodward, Inc. (Aerospace & Defense)	180	21,404
World Wrestling Entertainment, Inc.—Class A (Entertainment)	130	14,101
Worthington Industries, Inc. (Metals & Mining)	91	6,322
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	258	17,691
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	339	5,048
XPO, Inc.* (Ground Transportation)	348	20,532
YETI Holdings, Inc.* (Leisure Products)	260	10,098
Ziff Davis, Inc.* (Interactive Media & Services)	142	9,949
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	809	20,540
TOTAL COMMON STOCKS (Cost $4,234,486)		6,839,056

Repurchase Agreements(b)(c)  (26.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $2,601,067	$2,600,000	$2,600,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,600,000)		2,600,000

Collateral for Securities Loaned(d)  (1.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(e)	151,279	$151,279
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $151,279)		151,279
TOTAL INVESTMENT SECURITIES (Cost $6,985,765)—99.2%		9,590,335
Net other assets (liabilities)—0.8%		81,140
NET ASSETS—100.0%		$9,671,475

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $147,965.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $1,416,000.

(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.

(e)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraMid-Cap :: 155

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	4	9/18/23	$1,057,640	$34,754

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/27/23	5.57%	$4,046,402	$66,461
SPDR S&P MidCap 400 ETF	Goldman Sachs International	7/27/23	5.34%	1,920,504	28,660
				$5,966,906	$95,121
S&P MidCap 400	UBS AG	7/27/23	5.42%	$4,490,757	$80,979
SPDR S&P MidCap 400 ETF	UBS AG	7/27/23	5.37%	989,617	18,350
				$5,480,374	$99,329
				$11,447,280	$194,450

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

156 :: ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$87,493	0.9%
Air Freight & Logistics	22,427	0.2%
Automobile Components	144,691	1.5%
Banks	356,775	3.7%
Beverages	35,742	0.4%
Biotechnology	103,140	1.1%
Broadline Retail	37,727	0.4%
Building Products	264,422	2.7%
Capital Markets	130,712	1.4%
Chemicals	163,219	1.6%
Commercial Services & Supplies	92,676	1.0%
Communications Equipment	39,356	0.4%
Construction & Engineering	126,714	1.3%
Construction Materials	26,789	0.3%
Consumer Finance	22,241	0.2%
Consumer Staples Distribution & Retail	130,433	1.3%
Containers & Packaging	133,915	1.4%
Diversified Consumer Services	59,670	0.6%
Diversified Telecommunication Services	35,970	0.4%
Electric Utilities	84,274	1.0%
Electrical Equipment	153,701	1.6%
Electronic Equipment, Instruments & Components	258,740	2.6%
Energy Equipment & Services	48,787	0.5%
Entertainment	14,101	0.1%
Financial Services	103,142	1.1%
Food Products	94,655	1.0%
Gas Utilities	80,161	0.8%
Ground Transportation	140,408	1.5%
Health Care Equipment & Supplies	247,197	2.6%
Health Care Providers & Services	158,309	1.6%
Health Care REITs	77,948	0.8%
Health Care Technology	12,111	0.1%
Hotel & Resort REITs	8,295	0.1%
Hotels, Restaurants & Leisure	242,824	2.6%
Household Durables	118,505	1.2%
Household Products	6,716	0.1%
Independent Power and Renewable Electricity Producers	12,713	0.1%
Industrial REITs	94,779	1.0%
Insurance	264,612	2.7%
Interactive Media & Services	35,733	0.4%
IT Services	8,167	0.1%
Leisure Products	77,004	0.8%
Life Sciences Tools & Services	89,725	0.9%
Machinery	332,494	3.3%
Marine Transportation	13,851	0.1%
Media	57,540	0.6%
Metals & Mining	162,712	1.7%
Mortgage REITs	47,873	0.5%
Multi-Utilities	22,212	0.2%
Office REITs	44,269	0.5%
Oil, Gas & Consumable Fuels	238,852	2.5%
Paper & Forest Products	16,196	0.2%
Passenger Airlines	8,718	0.1%
Personal Care Products	28,135	0.3%
Pharmaceuticals	37,586	0.4%
Professional Services	220,415	2.3%
Real Estate Management & Development	22,279	0.2%
Residential REITs	28,430	0.3%
Retail REITs	92,956	1.0%
Semiconductors & Semiconductor Equipment	180,965	1.9%
Software	183,506	1.9%
Specialized REITs	135,946	1.3%
Specialty Retail	205,286	2.1%
Technology Hardware, Storage & Peripherals	39,195	0.4%
Textiles, Apparel & Luxury Goods	137,622	1.4%
Trading Companies & Distributors	106,484	1.1%
Water Utilities	28,815	0.3%
Other**	2,832,419	29.3%
Total	$9,671,475	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraNasdaq-100 :: 157

Common Stocks (60.2%)

	Shares	Value
Activision Blizzard, Inc.* (Entertainment)	5,279	$445,020
Adobe, Inc.* (Software)	3,080	1,506,089
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,813	1,231,709
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,769	354,875
Align Technology, Inc.* (Health Care Equipment & Supplies)	514	181,771
Alphabet, Inc.*—Class A (Interactive Media & Services)	31,341	3,751,518
Alphabet, Inc.*—Class C (Interactive Media & Services)	30,403	3,677,851
Amazon.com, Inc.* (Broadline Retail)	53,105	6,922,767
American Electric Power Co., Inc. (Electric Utilities)	3,457	291,079
Amgen, Inc. (Biotechnology)	3,588	796,609
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,367	655,925
ANSYS, Inc.* (Software)	582	192,217
Apple, Inc. (Technology Hardware, Storage & Peripherals)	65,477	12,700,574
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,639	815,061
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	589	426,878
AstraZeneca PLCADR (Pharmaceuticals)	3,974	284,419
Atlassian Corp.*—Class A (Software)	1,020	171,166
Autodesk, Inc.* (Software)	1,438	294,229
Automatic Data Processing, Inc. (Professional Services)	2,774	609,697
Baker Hughes Co. (Energy Equipment & Services)	6,798	214,885
Biogen, Inc.* (Biotechnology)	972	276,874
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	248	669,682
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,799	2,427,936
Cadence Design Systems, Inc.* (Software)	1,831	429,406
Charter Communications, Inc.*—Class A (Media)	1,011	371,411
Cintas Corp. (Commercial Services & Supplies)	683	339,506
Cisco Systems, Inc. (Communications Equipment)	27,362	1,415,710
Cognizant Technology Solutions Corp.—Class A (IT Services)	3,407	222,409
Comcast Corp.—Class A (Media)	27,928	1,160,408
Constellation Energy Corp. (Electric Utilities)	2,178	199,396
Copart, Inc.* (Commercial Services & Supplies)	3,206	292,419
CoStar Group, Inc.* (Professional Services)	2,743	244,127
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,978	1,603,295
Crowdstrike Holdings, Inc.*—Class A (Software)	1,505	221,039
CSX Corp. (Ground Transportation)	13,651	465,499
Datadog, Inc.*—Class A (Software)	1,989	195,678
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,603	334,512
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,216	159,734
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,480	212,380
eBay, Inc. (Broadline Retail)	3,591	160,482
Electronic Arts, Inc. (Entertainment)	1,831	237,481
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	920	154,082
Exelon Corp. (Electric Utilities)	6,678	272,062
Fastenal Co. (Trading Companies & Distributors)	3,834	226,168
Fortinet, Inc.* (Software)	5,272	398,510
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	3,053	248,026
Gilead Sciences, Inc. (Biotechnology)	8,375	645,461
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	3,678	237,525
Honeywell International, Inc. (Industrial Conglomerates)	4,470	927,525
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	557	279,742
Illumina, Inc.* (Life Sciences Tools & Services)	1,062	199,114
Intel Corp. (Semiconductors & Semiconductor Equipment)	28,006	936,521
Intuit, Inc. (Software)	1,880	861,397
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,353	804,584
JD.com, Inc.ADR (Broadline Retail)	3,048	104,028
Keurig Dr Pepper, Inc. (Beverages)	9,426	294,751
KLA Corp. (Semiconductors & Semiconductor Equipment)	921	446,703
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	902	579,860
Lucid Group, Inc.*(a) (Automobile Components)	12,316	84,857
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	821	310,749
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,046	375,830
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,775	345,230
MercadoLibre, Inc.* (Broadline Retail)	337	399,210
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	14,854	4,262,801
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,662	328,079
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,348	463,732
Microsoft Corp. (Software)	38,325	13,051,197
Moderna, Inc.* (Biotechnology)	2,560	311,040
Mondelez International, Inc.—Class A (Food Products)	9,144	666,963
Monster Beverage Corp.* (Beverages)	7,028	403,688
Netflix, Inc.* (Entertainment)	2,985	1,314,862
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	16,585	7,015,786
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,744	356,962

See accompanying notes to financial statements.

158 :: ProFund VP UltraNasdaq-100 :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Old Dominion Freight Line, Inc. (Ground Transportation)	736	$272,136
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,900	274,282
O'Reilly Automotive, Inc.* (Specialty Retail)	409	390,717
PACCAR, Inc. (Machinery)	3,509	293,528
Palo Alto Networks, Inc.*(a) (Software)	2,054	524,818
Paychex, Inc. (Professional Services)	2,421	270,837
PayPal Holdings, Inc.* (Financial Services)	7,492	499,941
PDD Holdings, Inc.*ADR (Broadline Retail)	4,100	283,474
PepsiCo, Inc. (Beverages)	9,251	1,713,471
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	7,480	890,419
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	724	520,223
Ross Stores, Inc. (Specialty Retail)	2,297	257,563
Seagen, Inc.* (Biotechnology)	1,259	242,307
Sirius XM Holdings, Inc.(a) (Media)	25,975	117,667
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,698	762,564
Synopsys, Inc.* (Software)	1,022	444,989
Tesla, Inc.* (Automobile Components)	16,405	4,294,337
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,094	1,097,042
The Kraft Heinz Co. (Food Products)	8,240	292,520
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	8,057	1,119,117
Verisk Analytics, Inc. (Professional Services)	972	219,701
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,729	608,452
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	5,793	165,043
Warner Bros. Discovery, Inc.* (Entertainment)	16,357	205,117
Workday, Inc.*—Class A (Software)	1,383	312,406
Xcel Energy, Inc. (Electric Utilities)	3,695	229,718
Zoom Video Communications, Inc.*—Class A (Software)	1,685	114,378
Zscaler, Inc.* (Software)	974	142,496
TOTAL COMMON STOCKS (Cost $37,112,128)		101,030,031

Repurchase Agreements(b)(c)  (37.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $63,103,899	$63,078,000	$63,078,000
TOTAL REPURCHASE AGREEMENTS (Cost $63,078,000)		63,078,000

Collateral for Securities Loaned(d)  (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(e)	974,034	$974,034
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $974,034)		974,034
TOTAL INVESTMENT SECURITIES (Cost $101,164,162)—98.3%		165,082,065
Net other assets (liabilities)—1.7%		2,924,001
NET ASSETS—100.0%		$168,006,066

*	Non-income producing security.

(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $964,535.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $25,651,000.

(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.

(e)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.

ADR	American Depositary Receipt

NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	48	9/18/23	$14,723,520	$312,577

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraNasdaq-100 :: 159

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	7/27/23	5.47%	$57,365,447	$738,807
Nasdaq-100 Index	Goldman Sachs International	7/27/23	5.67%	98,748,351	1,504,656
				$156,113,798	$2,243,463
Invesco QQQ Trust, Series 1 ETF	UBS AG	7/27/23	5.47%	$17,294,508	$253,947
Nasdaq-100 Index	UBS AG	7/27/23	5.87%	47,488,158	709,547
				$64,782,666	$963,494
				$220,896,464	$3,206,957

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Automobile Components	$4,379,194	2.6%
Beverages	2,411,910	1.4%
Biotechnology	3,400,966	2.0%
Broadline Retail	7,869,961	4.6%
Commercial Services & Supplies	631,925	0.4%
Communications Equipment	1,415,710	0.8%
Consumer Staples Distribution & Retail	1,980,718	1.2%
Electric Utilities	992,255	0.6%
Energy Equipment & Services	214,885	0.1%
Entertainment	2,202,480	1.3%
Financial Services	499,941	0.3%
Food Products	959,483	0.6%
Ground Transportation	737,635	0.4%
Health Care Equipment & Supplies	1,848,635	1.1%
Hotels, Restaurants & Leisure	2,162,951	1.3%
Industrial Conglomerates	927,525	0.6%
Interactive Media & Services	11,692,170	6.9%
IT Services	222,409	0.1%
Life Sciences Tools & Services	199,114	0.1%
Machinery	293,528	0.2%
Media	1,649,486	1.0%
Oil, Gas & Consumable Fuels	159,734	0.1%
Pharmaceuticals	284,419	0.2%
Professional Services	1,344,362	0.8%
Semiconductors & Semiconductor Equipment	18,683,732	11.2%
Software	18,860,015	11.3%
Specialty Retail	648,280	0.4%
Technology Hardware, Storage & Peripherals	12,700,574	7.6%
Textiles, Apparel & Luxury Goods	310,749	0.2%
Trading Companies & Distributors	226,168	0.1%
Wireless Telecommunication Services	1,119,117	0.7%
Other**	66,976,035	39.8%
Total	$168,006,066	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

160 :: ProFund VP UltraShort Dow 30 :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Repurchase Agreement (77.3%)(a)

	Principal Amount	Value
Repurchase Agreement with UMB Bank N.A., 4.82%, dated 6/30/23, due 7/3/23, total to be received $3,001	$3,000	$3,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000
TOTAL INVESTMENT SECURITIES (Cost $3,000)—77.3%		3,000
Net other assets (liabilities)—22.7%		881
NET ASSETS—100.0%		$3,881

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/27/23	(5.42)%	$(4,633)	$(66)
Dow Jones Industrial Average	UBS AG	7/27/23	(4.92)%	(3,142)	(43)
				$(7,775)	$(109)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraShort Nasdaq-100 :: 161

Repurchase Agreements(a)(b)  (110.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $766,314	$766,000	$766,000
TOTAL REPURCHASE AGREEMENTS (Cost $766,000)		766,000
TOTAL INVESTMENT SECURITIES (Cost $766,000)—110.5%		766,000
Net other assets (liabilities)—(10.5)%		(72,479)
NET ASSETS—100.0%		$693,521

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $299,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/27/23	(5.42)%	$(497,443)	$(10,051)
Nasdaq-100 Index	UBS AG	7/27/23	(5.22)%	(884,141)	(13,258)
				$(1,381,584)	$(23,309)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

162 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks (73.3%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	109	$850
1st Source Corp. (Banks)	70	2,935
23andMe Holding Co.*—Class A (Health Care Providers & Services)	1,090	1,908
2seventy bio, Inc.* (Biotechnology)	211	2,135
2U, Inc.* (Diversified Consumer Services)	332	1,338
374Water, Inc.* (Machinery)	248	593
3D Systems Corp.* (Machinery)	535	5,313
4D Molecular Therapeutics, Inc.* (Biotechnology)	132	2,385
5E Advanced Materials, Inc.* (Metals & Mining)	165	541
89bio, Inc.* (Biotechnology)	259	4,908
8x8, Inc.* (Software)	475	2,009
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	92	631
A10 Networks, Inc. (Software)	296	4,319
Aadi Bioscience, Inc.* (Biotechnology)	68	465
AAON, Inc. (Building Products)	190	18,014
AAR Corp.* (Aerospace & Defense)	145	8,375
Aaron's Co., Inc. (The) (Specialty Retail)	133	1,881
Abercrombie & Fitch Co.* (Specialty Retail)	205	7,724
ABM Industries, Inc. (Commercial Services & Supplies)	278	11,857
Acacia Research Corp.* (Financial Services)	159	661
Academy Sports & Outdoors, Inc. (Specialty Retail)	313	16,917
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	508	12,167
Acadia Realty Trust (Retail REITs)	392	5,641
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	226	2,387
ACCO Brands Corp. (Commercial Services & Supplies)	388	2,021
Accolade, Inc.* (Health Care Providers & Services)	277	3,731
Accuray, Inc.* (Health Care Equipment & Supplies)	391	1,513
ACI Worldwide, Inc.* (Software)	455	10,542
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	291	3,018
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	202	2,642
ACNB Corp. (Banks)	35	1,161
Acrivon Therapeutics, Inc.* (Biotechnology)	36	467
Actinium Pharmaceuticals, Inc.* (Biotechnology)	109	809
Acushnet Holdings Corp. (Leisure Products)	131	7,163
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	533	9,205
AdaptHealth Corp.* (Health Care Providers & Services)	309	3,761
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	476	3,194
Addus HomeCare Corp.* (Health Care Providers & Services)	66	6,118
Adeia, Inc. (Software)	449	4,943
Adicet Bio, Inc.* (Biotechnology)	127	309
Adient PLC* (Automobile Components)	401	15,366
ADMA Biologics, Inc.* (Biotechnology)	884	3,262
Adtalem Global Education, Inc.* (Diversified Consumer Services)	190	6,525
ADTRAN Holdings, Inc. (Communications Equipment)	327	3,443
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	158	17,609
AdvanSix, Inc. (Chemicals)	111	3,883
Advantage Solutions, Inc.* (Media)	364	852
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	109	4,496
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	335	18,381
Aerovate Therapeutics, Inc.* (Biotechnology)	42	720
AeroVironment, Inc.* (Aerospace & Defense)	105	10,739
AerSale Corp.* (Aerospace & Defense)	107	1,573
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	333	416
AFC Gamma, Inc. (Mortgage REITs)	69	859
Agenus, Inc.* (Biotechnology)	1,439	2,302
Agiliti, Inc.* (Health Care Providers & Services)	124	2,046
Agilysys, Inc.* (Software)	84	5,766
Agios Pharmaceuticals, Inc.* (Biotechnology)	233	6,599
Air Transport Services Group, Inc.* (Air Freight & Logistics)	236	4,453
AirSculpt Technologies, Inc.(a) (Health Care Providers & Services)	51	440
Akero Therapeutics, Inc.* (Biotechnology)	188	8,778
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	290	922
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	76	562
Alamo Group, Inc. (Machinery)	42	7,724
Alarm.com Holdings, Inc.* (Software)	201	10,388
Albany International Corp. (Machinery)	131	12,220
Aldeyra Therapeutics, Inc.* (Biotechnology)	195	1,636
Alector, Inc.* (Biotechnology)	266	1,599
Alerus Financial Corp. (Financial Services)	76	1,366
Alexander & Baldwin, Inc. (Diversified REITs)	305	5,667
Alexander's, Inc. (Retail REITs)	9	1,655
Alico, Inc. (Food Products)	30	764
Alight, Inc.*—Class A (Professional Services)	1,671	15,440
Alignment Healthcare, Inc.* (Health Care Providers & Services)	357	2,053
Alkami Technology, Inc.* (Software)	166	2,721
Alkermes PLC* (Biotechnology)	696	21,785
Allakos, Inc.* (Biotechnology)	279	1,216
Allbirds, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	399	503
Allegiant Travel Co.* (Passenger Airlines)	66	8,334
ALLETE, Inc. (Electric Utilities)	243	14,087
Allied Motion Technologies, Inc. (Electronic Equipment, Instruments & Components)	58	2,317
Allogene Therapeutics, Inc.* (Biotechnology)	345	1,715
Allovir, Inc.* (Biotechnology)	176	598
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	97	3,182
Alpha Metallurgical Resources, Inc. (Metals & Mining)	54	8,875

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 163

Common Stocks, continued

	Shares	Value
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	323	$5,808
Alpine Immune Sciences, Inc.* (Biotechnology)	133	1,367
Alpine Income Property Trust, Inc. (Diversified REITs)	55	894
Alta Equipment Group, Inc. (Trading Companies & Distributors)	80	1,386
Altair Engineering, Inc.*—Class A (Software)	225	17,064
AlTi Global, Inc.* (Capital Markets)	88	674
Altimmune, Inc.* (Biotechnology)	207	731
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	268	1,447
ALX Oncology Holdings, Inc.* (Biotechnology)	91	683
Amalgamated Financial Corp. (Banks)	74	1,191
A-Mark Precious Metals, Inc. (Financial Services)	80	2,995
Ambac Financial Group, Inc.* (Insurance)	186	2,649
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	153	12,802
AMC Networks, Inc.*—Class A (Media)	130	1,554
Amerant Bancorp, Inc. (Banks)	108	1,857
Ameresco, Inc.*—Class A (Construction & Engineering)	135	6,565
American Assets Trust, Inc. (Diversified REITs)	205	3,936
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	479	3,961
American Eagle Outfitters, Inc. (Specialty Retail)	767	9,051
American Equity Investment Life Holding Co. (Insurance)	326	16,987
American National Bankshares, Inc. (Banks)	43	1,246
American Realty Investors, Inc.* (Real Estate Management & Development)	6	131
American Software, Inc.—Class A (Software)	134	1,408
American States Water Co. (Water Utilities)	156	13,572
American Vanguard Corp. (Chemicals)	113	2,019
American Well Corp.*—Class A (Health Care Technology)	1,029	2,161
American Woodmark Corp.* (Building Products)	70	5,346
America's Car-Mart, Inc.* (Specialty Retail)	25	2,495
Ameris Bancorp (Banks)	278	9,510
AMERISAFE, Inc. (Insurance)	80	4,266
Ames National Corp. (Banks)	36	649
Amicus Therapeutics, Inc.* (Biotechnology)	1,176	14,771
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	430	12,793
AMMO, Inc.* (Leisure Products)	378	805
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	170	18,550
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	511	1,584
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	159	9,138
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	152	1,029
Amplitude, Inc.*—Class A (Software)	284	3,124
Amprius Technologies, Inc.* (Electrical Equipment)	23	165
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	213	4,594
Amyris, Inc.* (Chemicals)	922	950
AnaptysBio, Inc.* (Biotechnology)	80	1,627
Anavex Life Sciences Corp.*(a) (Biotechnology)	295	2,398
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	50	412
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	158	1,648
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	54	2,907
Anika Therapeutics, Inc.* (Biotechnology)	61	1,585
Annexon, Inc.* (Biotechnology)	191	672
Anterix, Inc.* (Diversified Telecommunication Services)	77	2,440
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	452	3,019
Apartment Investment and Management Co. (Residential REITs)	623	5,308
API Group Corp.* (Construction & Engineering)	878	23,934
Apogee Enterprises, Inc. (Building Products)	93	4,415
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	596	6,747
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	180	5,688
Appfolio, Inc.*—Class A (Software)	81	13,943
Appian Corp.*—Class A (Software)	172	8,187
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	905	13,675
Applied Digital Corp.*(a) (Software)	286	2,674
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	162	23,461
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	754	11,173
Arbutus Biopharma Corp.* (Biotechnology)	524	1,205
ArcBest Corp. (Ground Transportation)	101	9,979
Arcellx, Inc.* (Biotechnology)	159	5,028
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	77	8,683
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	640	2,637
Archrock, Inc. (Energy Equipment & Services)	584	5,986
Arconic Corp.* (Metals & Mining)	415	12,276
Arcosa, Inc. (Construction & Engineering)	204	15,457
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	98	2,811
Arcus Biosciences, Inc.* (Biotechnology)	221	4,489
Arcutis Biotherapeutics, Inc.* (Biotechnology)	216	2,058
Ardelyx, Inc.* (Biotechnology)	893	3,027
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	172	2,124
Ares Commercial Real Estate Corp. (Mortgage REITs)	218	2,213
Argan, Inc. (Construction & Engineering)	53	2,089
Argo Group International Holdings, Ltd. (Insurance)	134	3,968
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	125	1,290
Arko Corp. (Specialty Retail)	346	2,751

See accompanying notes to financial statements.

164 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	363	$3,960
Armada Hoffler Properties, Inc. (Diversified REITs)	283	3,305
ARMOUR Residential REIT, Inc.(a) (Mortgage REITs)	823	4,387
Array Technologies, Inc.* (Electrical Equipment)	636	14,374
Arrow Financial Corp. (Banks)	60	1,208
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	430	15,334
ARS Pharmaceuticals, Inc.* (Biotechnology)	102	683
Artesian Resources Corp.—Class A (Water Utilities)	35	1,653
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	258	10,142
Artivion, Inc.* (Health Care Equipment & Supplies)	165	2,836
Arvinas, Inc.* (Pharmaceuticals)	206	5,113
Asana, Inc.*—Class A (Software)	333	7,339
Asbury Automotive Group, Inc.* (Specialty Retail)	91	21,877
ASGN, Inc.* (Professional Services)	202	15,277
Aspen Aerogels, Inc.* (Chemicals)	214	1,688
Assertio Holdings, Inc.* (Pharmaceuticals)	232	1,257
AssetMark Financial Holdings, Inc.* (Capital Markets)	92	2,729
Associated Banc-Corp. (Banks)	635	10,306
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	254	1,194
Astec Industries, Inc. (Machinery)	95	4,317
Astria Therapeutics, Inc.* (Biotechnology)	107	891
Astronics Corp.* (Aerospace & Defense)	109	2,165
Asure Software, Inc.* (Professional Services)	79	961
Atara Biotherapeutics, Inc.* (Biotechnology)	401	646
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	322	1,204
ATI, Inc.* (Metals & Mining)	541	23,928
Atkore, Inc.* (Electrical Equipment)	166	25,885
Atlantic Union Bankshares Corp. (Banks)	315	8,174
Atlanticus Holdings Corp.* (Consumer Finance)	19	798
Atlas Energy Solutions, Inc.—Class A (Energy Equipment & Services)	68	1,180
ATN International, Inc. (Diversified Telecommunication Services)	46	1,684
Atomera, Inc.*(a) (Semiconductors & Semiconductor Equipment)	89	781
AtriCure, Inc.* (Health Care Equipment & Supplies)	195	9,625
Atrion Corp. (Health Care Equipment & Supplies)	6	3,394
Aura Biosciences, Inc.* (Biotechnology)	115	1,420
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	568	5,498
Aurora Innovation, Inc.* (Commercial Services & Supplies)	1,276	3,751
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	194	4,959
Avantax, Inc.* (Capital Markets)	165	3,693
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	211	357
AvePoint, Inc.* (Software)	643	3,704
Aviat Networks, Inc.* (Communications Equipment)	46	1,535
Avid Bioservices, Inc.* (Biotechnology)	260	3,632
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	143	3,647
Avidity Biosciences, Inc.* (Biotechnology)	297	3,294
AvidXchange Holdings, Inc.* (Financial Services)	627	6,508
Avient Corp. (Chemicals)	380	15,542
Avista Corp. (Multi-Utilities)	317	12,449
Avita Medical, Inc.* (Biotechnology)	105	1,786
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	137	25,116
Axogen, Inc.* (Health Care Equipment & Supplies)	171	1,561
Axonics, Inc.* (Health Care Equipment & Supplies)	206	10,397
Axos Financial, Inc.* (Banks)	239	9,426
Axsome Therapeutics, Inc.*(a) (Pharmaceuticals)	138	9,917
AZZ, Inc. (Building Products)	104	4,520
B Riley Financial, Inc.(a) (Capital Markets)	78	3,586
B&G Foods, Inc.(a) (Food Products)	298	4,148
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	247	1,457
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	123	18,150
Bakkt Holdings, Inc.* (Capital Markets)	292	359
Balchem Corp. (Chemicals)	134	18,064
Bally's Corp.* (Hotels, Restaurants & Leisure)	124	1,929
Banc of California, Inc. (Banks)	229	2,652
BancFirst Corp.(a) (Banks)	92	8,464
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	115	2,537
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	98	1,341
Bank First Corp. (Banks)	39	3,245
Bank of Hawaii Corp. (Banks)	165	6,803
Bank of Marin Bancorp (Banks)	66	1,166
Bank7 Corp. (Banks)	16	392
BankUnited, Inc. (Banks)	312	6,724
Bankwell Financial Group, Inc. (Banks)	25	610
Banner Corp. (Banks)	144	6,288
Bar Harbor Bankshares (Banks)	63	1,552
BARK, Inc.* (Specialty Retail)	459	610
Barnes Group, Inc. (Machinery)	206	8,691
Barrett Business Services, Inc. (Professional Services)	28	2,442
BayCom Corp. (Banks)	49	817
BCB Bancorp, Inc. (Banks)	63	740
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	205	17,011
Beam Therapeutics, Inc.* (Biotechnology)	287	9,164
Beazer Homes USA, Inc.* (Household Durables)	124	3,508
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	44	2,526
Belden, Inc. (Electronic Equipment, Instruments & Components)	178	17,026
BellRing Brands, Inc.* (Personal Care Products)	563	20,605
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	148	3,823
Benson Hill, Inc.* (Food Products)	727	945
Berkshire Grey, Inc.* (Machinery)	266	375
Berkshire Hills Bancorp, Inc. (Banks)	185	3,835

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 165

Common Stocks, continued

	Shares	Value
Berry Corp. (Oil, Gas & Consumable Fuels)	320	$2,202
Beyond Air, Inc.* (Health Care Equipment & Supplies)	108	460
Beyond Meat, Inc.*(a) (Food Products)	249	3,232
BGC Partners, Inc.—Class A (Capital Markets)	1,319	5,843
Big 5 Sporting Goods Corp.(a) (Specialty Retail)	90	824
Big Lots, Inc. (Broadline Retail)	119	1,051
BigBear.ai Holdings, Inc.* (IT Services)	113	266
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	282	2,806
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	3	591
BioAtla, Inc.* (Biotechnology)	186	558
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	795	5,597
Biohaven, Ltd.* (Biotechnology)	244	5,836
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	146	3,227
Biomea Fusion, Inc.*(a) (Biotechnology)	83	1,822
Biote Corp.*—Class A (Pharmaceuticals)	59	399
BioVie, Inc.* (Biotechnology)	14	60
Bioxcel Therapeutics, Inc.*(a) (Biotechnology)	80	533
Bit Digital, Inc.* (Software)	303	1,230
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	95	3,021
Black Hills Corp. (Multi-Utilities)	280	16,872
Blackbaud, Inc.* (Software)	183	13,026
Blackline, Inc.* (Software)	237	12,755
BlackSky Technology, Inc.* (Professional Services)	496	1,101
Blackstone Mortgage Trust, Inc.(a)—Class A (Mortgage REITs)	723	15,045
Blade Air Mobility, Inc.* (Passenger Airlines)	245	965
Blink Charging Co.*(a) (Electrical Equipment)	194	1,162
Bloom Energy Corp.*—Class A (Electrical Equipment)	809	13,227
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	368	9,896
Blue Bird Corp.* (Machinery)	74	1,664
Blue Foundry Bancorp* (Banks)	104	1,051
Blue Ridge Bankshares, Inc. (Banks)	74	655
Bluebird Bio, Inc.* (Biotechnology)	449	1,477
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	45	1,604
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	37	3,470
Blueprint Medicines Corp.* (Biotechnology)	255	16,116
Bluerock Homes Trust, Inc.* (Residential REITs)	1	12
Boise Cascade Co. (Trading Companies & Distributors)	167	15,088
Boot Barn Holdings, Inc.* (Specialty Retail)	125	10,585
Borr Drilling, Ltd.* (Energy Equipment & Services)	960	7,229
Boston Omaha Corp.*—Class A (Media)	97	1,826
Bowlero Corp.* (Hotels, Restaurants & Leisure)	123	1,432
Bowman Consulting Group, Ltd.* (Construction & Engineering)	42	1,339
Box, Inc.*—Class A (Software)	592	17,393
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	275	1,106
Brandywine Realty Trust (Office REITs)	714	3,320
Braze, Inc.*—Class A (Software)	145	6,350
BRC, Inc.*—Class A (Food Products)	156	805
Bread Financial Holdings, Inc. (Consumer Finance)	212	6,655
Bridgebio Pharma, Inc.* (Biotechnology)	480	8,256
Bridgewater Bancshares, Inc.* (Banks)	86	847
Bright Green Corp.* (Pharmaceuticals)	253	256
Brightcove, Inc.* (IT Services)	181	726
Brightsphere Investment Group, Inc. (Capital Markets)	137	2,870
BrightSpire Capital, Inc. (Mortgage REITs)	541	3,641
BrightView Holdings, Inc.* (Commercial Services & Supplies)	174	1,249
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	184	6,734
Bristow Group, Inc.* (Energy Equipment & Services)	99	2,844
Broadstone Net Lease, Inc. (Diversified REITs)	789	12,182
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	715	3,017
Brookfield Business Corp.—Class A (Industrial Conglomerates)	109	2,058
Brookfield Infrastructure Corp.—Class A (Gas Utilities)	414	18,870
Brookline Bancorp, Inc. (Banks)	366	3,199
BRP Group, Inc.*—Class A (Insurance)	248	6,145
BRT Apartments Corp. (Residential REITs)	50	990
Build-A-Bear Workshop, Inc. (Specialty Retail)	56	1,200
Bumble, Inc.*—Class A (Interactive Media & Services)	425	7,132
Burke & Herbert Financial Services Corp. (Banks)	27	1,733
Business First Bancshares, Inc. (Banks)	101	1,522
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	585	1,346
Byline Bancorp, Inc. (Banks)	104	1,881
C&F Financial Corp. (Banks)	14	752
C3.ai, Inc.*(a) —Class A (Software)	246	8,962
Cabaletta Bio, Inc.* (Biotechnology)	107	1,381
Cabot Corp. (Chemicals)	233	15,585
Cactus, Inc.—Class A (Energy Equipment & Services)	271	11,469
Cadence Bank (Banks)	765	15,025
Cadiz, Inc.* (Water Utilities)	170	690
Cadre Holdings, Inc. (Aerospace & Defense)	82	1,788
Calavo Growers, Inc. (Food Products)	73	2,118
Caledonia Mining Corp. PLC (Metals & Mining)	69	802
Caleres, Inc. (Specialty Retail)	146	3,494
California Resources Corp. (Oil, Gas & Consumable Fuels)	301	13,632
California Water Service Group (Water Utilities)	235	12,133
Calix, Inc.* (Communications Equipment)	248	12,378
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	257	9,013
Cal-Maine Foods, Inc. (Food Products)	160	7,200
Cambium Networks Corp.* (Communications Equipment)	51	776
Cambridge Bancorp (Banks)	32	1,738
Camden National Corp. (Banks)	60	1,858

See accompanying notes to financial statements.

166 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Camping World Holdings, Inc.—Class A (Specialty Retail)	175	$5,268
Cannae Holdings, Inc.* (Financial Services)	300	6,063
Cano Health, Inc.* (Health Care Providers & Services)	1,002	1,393
Cantaloupe, Inc.* (Financial Services)	241	1,918
Capital Bancorp, Inc. (Banks)	40	724
Capital City Bank Group, Inc. (Banks)	55	1,685
Capitol Federal Financial, Inc. (Banks)	536	3,307
Capstar Financial Holdings, Inc. (Banks)	82	1,006
Cara Therapeutics, Inc.* (Pharmaceuticals)	196	555
Cardlytics, Inc.* (Media)	142	897
CareDx, Inc.* (Biotechnology)	218	1,853
CareMax, Inc.* (Health Care Providers & Services)	315	980
CareTrust REIT, Inc. (Health Care REITs)	420	8,341
Cargurus, Inc.* (Interactive Media & Services)	411	9,301
Caribou Biosciences, Inc.* (Biotechnology)	239	1,016
Carisma Therapeutics, Inc. (Biotechnology)	112	982
CarParts.com, Inc.* (Specialty Retail)	223	948
Carpenter Technology Corp. (Metals & Mining)	202	11,338
Carriage Services, Inc. (Diversified Consumer Services)	56	1,818
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	154	776
Cars.com, Inc.* (Interactive Media & Services)	279	5,530
Carter Bankshares, Inc.* (Banks)	99	1,464
Carvana Co.*(a) (Specialty Retail)	403	10,446
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	234	21,165
Cass Information Systems, Inc. (Financial Services)	57	2,210
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	167	4,095
Castle Biosciences, Inc.* (Health Care Providers & Services)	104	1,427
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	404	5,430
Cathay General Bancorp (Banks)	292	9,399
Cavco Industries, Inc.* (Household Durables)	37	10,915
CBIZ, Inc.* (Professional Services)	201	10,709
CBL & Associates Properties, Inc.(a) (Retail REITs)	113	2,491
CECO Environmental Corp.* (Commercial Services & Supplies)	125	1,670
Celcuity, Inc.* (Biotechnology)	72	791
Celldex Therapeutics, Inc.* (Biotechnology)	195	6,616
Centerspace (Residential REITs)	63	3,866
Central Garden & Pet Co.* (Household Products)	41	1,590
Central Garden & Pet Co.*—Class A (Household Products)	165	6,016
Central Pacific Financial Corp. (Banks)	111	1,744
Central Valley Community Bancorp (Banks)	42	649
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	52	1,693
Century Aluminum Co.* (Metals & Mining)	221	1,927
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	115	817
Century Communities, Inc. (Household Durables)	119	9,118
Century Therapeutics, Inc.* (Biotechnology)	98	310
Cerence, Inc.* (Software)	169	4,940
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	260	8,265
Cerus Corp.* (Health Care Equipment & Supplies)	744	1,830
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	98	2,504
ChampionX Corp. (Energy Equipment & Services)	835	25,918
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	565	554
Chart Industries, Inc.* (Machinery)	177	28,282
Chase Corp. (Chemicals)	32	3,879
Chatham Lodging Trust (Hotel & Resort REITs)	202	1,891
Chegg, Inc.* (Diversified Consumer Services)	496	4,404
Chemung Financial Corp. (Banks)	15	576
Chesapeake Utilities Corp. (Gas Utilities)	73	8,687
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	69	1,045
Chico's FAS, Inc.* (Specialty Retail)	512	2,739
Chimera Investment Corp.(a) (Mortgage REITs)	977	5,637
Chinook Therapeutics, Inc.* (Biotechnology)	243	9,336
ChoiceOne Financial Services, Inc. (Banks)	29	667
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	176	27,068
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	76	3,102
Cimpress PLC* (Commercial Services & Supplies)	75	4,461
Cinemark Holdings, Inc.* (Entertainment)	461	7,606
Cipher Mining, Inc.*(a) (Software)	175	501
CIRCOR International, Inc.* (Machinery)	76	4,290
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	515	618
Citizens & Northern Corp. (Banks)	64	1,235
Citizens Financial Services, Inc. (Banks)	18	1,340
City Holding Co. (Banks)	64	5,759
City Office REIT, Inc. (Diversified REITs)	164	913
Civista Bancshares, Inc. (Banks)	65	1,131
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	291	20,186
Claros Mortgage Trust, Inc. (Mortgage REITs)	381	4,321
Clarus Corp. (Leisure Products)	123	1,124
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	712	3,532
Cleanspark, Inc.* (Software)	321	1,377
Clear Channel Outdoor Holdings, Inc.* (Media)	1,556	2,132
Clear Secure, Inc.—Class A (Software)	350	8,110
Clearfield, Inc.* (Communications Equipment)	55	2,604
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	96	695
Clearwater Paper Corp.* (Paper & Forest Products)	70	2,192
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	17	814
Clipper Realty, Inc. (Residential REITs)	54	306
CNB Financial Corp. (Banks)	87	1,536
CNO Financial Group, Inc. (Insurance)	478	11,314
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	685	12,138
Coastal Financial Corp.* (Banks)	45	1,694

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 167

Common Stocks, continued

	Shares	Value
Coca-Cola Consolidated, Inc. (Beverages)	20	$12,720
Codexis, Inc.* (Life Sciences Tools & Services)	280	784
Codorus Valley Bancorp, Inc. (Banks)	40	784
Coeur Mining, Inc.* (Metals & Mining)	1,341	3,808
Cogent Biosciences, Inc.* (Biotechnology)	289	3,422
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	182	12,246
Cohen & Steers, Inc. (Capital Markets)	109	6,321
Coherus Biosciences, Inc.* (Biotechnology)	323	1,379
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	196	8,146
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	145	3,116
Colony Bankcorp, Inc. (Banks)	69	650
Columbia Financial, Inc.* (Banks)	125	2,161
Columbus McKinnon Corp. (Machinery)	118	4,797
Comfort Systems USA, Inc. (Construction & Engineering)	149	24,467
Commercial Metals Co. (Metals & Mining)	492	25,910
Commercial Vehicle Group, Inc.* (Machinery)	135	1,499
CommScope Holding Co., Inc.* (Communications Equipment)	870	4,898
Community Bank System, Inc. (Banks)	224	10,501
Community Health Systems, Inc.* (Health Care Providers & Services)	527	2,319
Community Healthcare Trust, Inc. (Health Care REITs)	107	3,533
Community Trust Bancorp, Inc. (Banks)	65	2,312
CommVault Systems, Inc.* (Software)	187	13,580
Compass Diversified Holdings (Financial Services)	265	5,748
Compass Minerals International, Inc. (Metals & Mining)	144	4,896
Compass Therapeutics, Inc.* (Biotechnology)	383	1,218
Compass, Inc.*—Class A (Real Estate Management & Development)	1,253	4,386
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	69	473
Computer Programs and Systems, Inc.* (Health Care Technology)	60	1,481
CompX International, Inc. (Commercial Services & Supplies)	6	131
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	386	4,478
Comtech Telecommunications Corp. (Communications Equipment)	114	1,042
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	109	875
Conduent, Inc.* (Professional Services)	722	2,455
CONMED Corp. (Health Care Equipment & Supplies)	129	17,530
ConnectOne Bancorp, Inc. (Banks)	156	2,588
Consensus Cloud Solutions, Inc.* (Software)	83	2,573
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	143	9,697
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	311	1,191
Consolidated Water Co., Ltd. (Water Utilities)	63	1,526
Constellium SE* (Metals & Mining)	531	9,133
Construction Partners, Inc.*—Class A (Construction & Engineering)	169	5,305
Consumer Portfolio Services, Inc.* (Consumer Finance)	39	455
Contango ORE, Inc.* (Metals & Mining)	16	408
ContextLogic, Inc.*—Class A (Broadline Retail)	93	612
Cooper-Standard Holdings, Inc.* (Automobile Components)	71	1,012
Corcept Therapeutics, Inc.* (Pharmaceuticals)	337	7,498
Core Laboratories, Inc. (Energy Equipment & Services)	197	4,580
Core Molding Technologies, Inc.* (Chemicals)	33	751
CoreCard Corp.* (Software)	30	761
CoreCivic, Inc.* (Commercial Services & Supplies)	477	4,489
CorMedix, Inc.* (Pharmaceuticals)	187	741
Corporate Office Properties Trust (Office REITs)	473	11,233
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	155	2,750
CorVel Corp.* (Health Care Providers & Services)	37	7,160
Costamare, Inc. (Marine Transportation)	203	1,963
Couchbase, Inc.* (Software)	143	2,262
Coursera, Inc.* (Diversified Consumer Services)	546	7,109
Covenant Logistics Group, Inc. (Ground Transportation)	36	1,578
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	18	419
CRA International, Inc. (Professional Services)	29	2,958
Cracker Barrel Old Country Store, Inc.(a) (Hotels, Restaurants & Leisure)	93	8,666
Crawford & Co.—Class A (Insurance)	61	676
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	409	7,092
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	160	1,667
Cricut, Inc.(a)—Class A (Household Durables)	201	2,452
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	224	4,036
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	144	4,044
CrossFirst Bankshares, Inc.* (Banks)	187	1,870
CryoPort, Inc.* (Life Sciences Tools & Services)	180	3,105
CS Disco, Inc.* (Software)	95	781
CSG Systems International, Inc. (Professional Services)	131	6,909
CSW Industrials, Inc. (Building Products)	65	10,802
CTO Realty Growth, Inc. (Diversified REITs)	92	1,577
CTS Corp. (Electronic Equipment, Instruments & Components)	132	5,627
Cue Biopharma, Inc.* (Biotechnology)	145	529
Cullinan Oncology, Inc.* (Biotechnology)	100	1,076
Cushman & Wakefield PLC* (Real Estate Management & Development)	697	5,701
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	238	1,604

See accompanying notes to financial statements.

168 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Customers Bancorp, Inc.* (Banks)	120	$3,631
Cutera, Inc.* (Health Care Equipment & Supplies)	70	1,059
CVB Financial Corp. (Banks)	559	7,424
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	124	3,715
CVRx, Inc.* (Health Care Equipment & Supplies)	47	726
CXApp, Inc.* (IT Services)	8	87
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	411	4,500
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	508	4,338
Cytokinetics, Inc.* (Biotechnology)	391	12,754
Daily Journal Corp.* (Media)	6	1,736
Dakota Gold Corp.* (Metals & Mining)	226	660
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	164	1,050
Dana, Inc. (Automobile Components)	547	9,299
Danimer Scientific, Inc.* (Chemicals)	368	876
Daseke, Inc.* (Ground Transportation)	170	1,212
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	182	8,110
Day One Biopharmaceuticals, Inc.* (Biotechnology)	207	2,472
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	220	3,098
Definitive Healthcare Corp.* (Health Care Technology)	189	2,079
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	279	6,682
Deluxe Corp. (Commercial Services & Supplies)	183	3,199
Denali Therapeutics, Inc.* (Biotechnology)	496	14,637
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	211	18,201
Denny's Corp.* (Hotels, Restaurants & Leisure)	229	2,821
Design Therapeutics, Inc.* (Biotechnology)	137	863
Designer Brands, Inc.—Class A (Specialty Retail)	207	2,091
Desktop Metal, Inc.*(a)—Class A (Machinery)	1,177	2,083
Destination XL Group, Inc.* (Specialty Retail)	245	1,201
DHI Group, Inc.* (Interactive Media & Services)	183	701
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	576	4,913
Diamond Hill Investment Group, Inc. (Capital Markets)	12	2,056
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	427	6,080
DiamondRock Hospitality Co. (Hotel & Resort REITs)	883	7,073
DICE Therapeutics, Inc.* (Pharmaceuticals)	162	7,527
Digi International, Inc.* (Communications Equipment)	147	5,790
Digimarc Corp.* (Software)	60	1,766
Digital Turbine, Inc.* (Software)	397	3,684
DigitalBridge Group, Inc. (Real Estate Management & Development)	679	9,988
DigitalOcean Holdings, Inc.* (IT Services)	266	10,677
Dillard's, Inc.—Class A (Broadline Retail)	15	4,894
Dime Community Bancshares, Inc. (Banks)	147	2,592
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	66	3,830
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	190	17,573
Disc Medicine, Inc.* (Biotechnology)	32	1,421
Distribution Solutions Group, Inc.* (Building Products)	19	989
Diversey Holdings, Ltd.* (Chemicals)	330	2,769
Diversified Healthcare Trust (Health Care REITs)	1,003	2,257
DMC Global, Inc.* (Energy Equipment & Services)	82	1,456
DocGo, Inc.* (Health Care Providers & Services)	326	3,055
Dole PLC (Food Products)	300	4,056
Domo, Inc.*—Class B (Software)	129	1,891
Donegal Group, Inc.—Class A (Insurance)	64	924
Donnelley Financial Solutions, Inc.* (Capital Markets)	104	4,735
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	134	3,437
Dorman Products, Inc. (Automobile Components)	111	8,750
Douglas Dynamics, Inc. (Machinery)	95	2,839
Douglas Elliman, Inc. (Real Estate Management & Development)	341	757
Douglas Emmett, Inc.(a) (Office REITs)	714	8,975
Dragonfly Energy Holdings Corp.* (Electrical Equipment)	64	95
Dream Finders Homes, Inc.*—Class A (Household Durables)	102	2,508
Dril-Quip, Inc.* (Energy Equipment & Services)	143	3,328
Ducommun, Inc.* (Aerospace & Defense)	47	2,048
Duluth Holdings, Inc.*—Class B (Specialty Retail)	57	358
Duolingo, Inc.* (Diversified Consumer Services)	120	17,152
DXP Enterprises, Inc.* (Trading Companies & Distributors)	61	2,221
Dycom Industries, Inc.* (Construction & Engineering)	120	13,638
Dynavax Technologies Corp.* (Biotechnology)	544	7,028
Dyne Therapeutics, Inc.* (Biotechnology)	178	2,003
Dynex Capital, Inc. (Mortgage REITs)	227	2,858
DZS, Inc.* (Communications Equipment)	91	361
E2open Parent Holdings, Inc.* (Software)	837	4,687
Eagle Bancorp, Inc. (Banks)	129	2,730
Eagle Bulk Shipping, Inc.(a) (Marine Transportation)	58	2,786
Eagle Pharmaceuticals, Inc.* (Biotechnology)	43	836
Earthstone Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	240	3,430
Easterly Government Properties, Inc. (Office REITs)	389	5,641
Eastern Bankshares, Inc. (Banks)	651	7,988
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	239	1,104
Ebix, Inc. (Software)	111	2,797
EchoStar Corp.*—Class A (Diversified Telecommunication Services)	141	2,445

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 169

Common Stocks, continued

	Shares	Value
Ecovyst, Inc.* (Chemicals)	400	$4,584
Edgewell Personal Care Co. (Personal Care Products)	215	8,882
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	179	1,387
Editas Medicine, Inc.* (Biotechnology)	292	2,403
eGain Corp.* (Software)	90	674
eHealth, Inc.* (Insurance)	103	828
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	120	1,052
elf Beauty, Inc.* (Personal Care Products)	211	24,102
Ellington Financial, Inc.(a) (Mortgage REITs)	274	3,781
Elme Communities (Residential REITs)	369	6,066
Embecta Corp. (Health Care Equipment & Supplies)	242	5,227
Emerald Holding, Inc.* (Media)	65	267
Emergent BioSolutions, Inc.* (Biotechnology)	212	1,558
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	43	391
Empire State Realty Trust, Inc. (Diversified REITs)	554	4,149
Employers Holdings, Inc. (Insurance)	112	4,190
Enact Holdings, Inc. (Financial Services)	126	3,166
Enanta Pharmaceuticals, Inc.* (Biotechnology)	84	1,798
Encore Capital Group, Inc.* (Consumer Finance)	98	4,765
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	594	1,432
Encore Wire Corp. (Electrical Equipment)	70	13,015
Energizer Holdings, Inc. (Household Products)	301	10,108
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	659	4,112
Energy Recovery, Inc.* (Machinery)	234	6,540
Energy Vault Holdings, Inc.* (Electrical Equipment)	411	1,122
Enerpac Tool Group Corp. (Machinery)	241	6,507
EnerSys (Electrical Equipment)	173	18,774
Eneti, Inc. (Marine Transportation)	104	1,259
Enfusion, Inc.*—Class A (Software)	107	1,201
EngageSmart, Inc.* (Software)	204	3,894
Enhabit, Inc.* (Health Care Providers & Services)	211	2,427
Enliven Therapeutics, Inc.*(a) (Pharmaceuticals)	98	2,000
Ennis, Inc. (Commercial Services & Supplies)	107	2,181
Enova International, Inc.* (Consumer Finance)	128	6,799
Enovix Corp.* (Electrical Equipment)	575	10,373
EnPro Industries, Inc. (Machinery)	88	11,751
Enstar Group, Ltd.* (Insurance)	50	12,212
Enterprise Bancorp, Inc. (Banks)	40	1,158
Enterprise Financial Services Corp. (Banks)	152	5,943
Entrada Therapeutics, Inc.* (Biotechnology)	90	1,363
Entravision Communications Corp.—Class A (Media)	252	1,106
Envela Corp.* (Specialty Retail)	32	236
Envestnet, Inc.* (Software)	210	12,464
Enviri Corp.* (Commercial Services & Supplies)	331	3,267
Enviva, Inc. (Oil, Gas & Consumable Fuels)	131	1,421
Eos Energy Enterprises, Inc.* (Electrical Equipment)	451	1,957
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	112	6,306
EQRx, Inc.* (Biotechnology)	1,338	2,489
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,834	17,533
Equity Bancshares, Inc.—Class A (Banks)	62	1,412
Equity Commonwealth (Office REITs)	440	8,914
Erasca, Inc.* (Biotechnology)	338	933
Escalade, Inc. (Leisure Products)	42	561
ESCO Technologies, Inc. (Machinery)	107	11,088
Esquire Financial Holdings, Inc. (Banks)	29	1,326
ESS Tech, Inc.* (Electrical Equipment)	383	563
ESSA Bancorp, Inc. (Banks)	36	538
Essent Group, Ltd. (Financial Services)	444	20,780
Essential Properties Realty Trust, Inc. (Diversified REITs)	625	14,713
Ethan Allen Interiors, Inc. (Household Durables)	96	2,715
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	143	2,664
Evans Bancorp, Inc. (Banks)	22	548
Eve Holding, Inc.* (Aerospace & Defense)	76	796
Eventbrite, Inc.*—Class A (Interactive Media & Services)	324	3,094
Everbridge, Inc.* (Software)	171	4,600
EverCommerce, Inc.* (Software)	98	1,160
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	354	5,119
EverQuote, Inc.*—Class A (Interactive Media & Services)	89	579
EVERTEC, Inc. (Financial Services)	274	10,091
EVgo, Inc.* (Specialty Retail)	301	1,204
EVI Industries, Inc.* (Trading Companies & Distributors)	20	440
Evolent Health, Inc.*—Class A (Health Care Technology)	462	13,998
Evolus, Inc.* (Pharmaceuticals)	174	1,265
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	132	1,065
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	473	2,838
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	76	1,545
ExlService Holdings, Inc.* (Professional Services)	136	20,543
eXp World Holdings, Inc. (Real Estate Management & Development)	290	5,881
Expensify, Inc.*—Class A (Software)	232	1,851
Exponent, Inc. (Professional Services)	213	19,877
Expro Group Holdings N.V.* (Energy Equipment & Services)	370	6,556
Extreme Networks, Inc.* (Communications Equipment)	530	13,806
Eyenovia, Inc.* (Pharmaceuticals)	117	277
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	110	957
F&G Annuities & Life, Inc. (Insurance)	79	1,958
Fabrinet* (Electronic Equipment, Instruments & Components)	155	20,130

See accompanying notes to financial statements.

170 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Farmers & Merchants Bancorp, Inc. (Banks)	57	$1,283
Farmers National Banc Corp. (Banks)	155	1,917
Farmland Partners, Inc. (Specialized REITs)	212	2,589
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	85	1,377
Fastly, Inc.*—Class A (IT Services)	498	7,853
Fate Therapeutics, Inc.* (Biotechnology)	355	1,690
FB Financial Corp. (Banks)	149	4,179
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	38	5,462
Federal Signal Corp. (Machinery)	252	16,135
Fennec Pharmaceuticals, Inc.* (Biotechnology)	76	671
FibroGen, Inc.* (Biotechnology)	381	1,029
Fidelity D&D Bancorp, Inc. (Banks)	20	972
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	74	588
Figs, Inc.*—Class A (Health Care Equipment & Supplies)	536	4,433
Finance Of America Cos., Inc.*—Class A (Financial Services)	224	428
Financial Institutions, Inc. (Banks)	64	1,007
First Advantage Corp.* (Professional Services)	229	3,529
First Bancorp (Banks)	744	9,092
First Bancorp (Banks)	167	4,968
First Bank/Hamilton NJ (Banks)	67	695
First Busey Corp. (Banks)	218	4,382
First Business Financial Services, Inc. (Banks)	33	973
First Commonwealth Financial Corp. (Banks)	430	5,440
First Community Bankshares, Inc. (Banks)	74	2,200
First Community Corp. (Banks)	31	538
First Financial Bancorp (Banks)	395	8,074
First Financial Bankshares, Inc. (Banks)	547	15,584
First Financial Corp. (Banks)	49	1,591
First Foundation, Inc. (Banks)	215	854
First Interstate BancSystem, Inc.—Class A (Banks)	347	8,272
First Merchants Corp. (Banks)	248	7,001
First Mid Bancshares, Inc. (Banks)	80	1,931
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	63	1,065
First Western Financial, Inc.* (Banks)	34	632
FirstCash Holdings, Inc. (Consumer Finance)	158	14,746
FiscalNote Holdings, Inc.* (Professional Services)	261	950
Fisker, Inc.*(a) (Automobile Components)	823	4,642
Five Star Bancorp (Banks)	54	1,208
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	125	3,816
Fluence Energy, Inc.* (Electrical Equipment)	165	4,396
Fluor Corp.* (Construction & Engineering)	599	17,730
Flushing Financial Corp. (Banks)	118	1,450
Flywire Corp.* (Financial Services)	403	12,509
Focus Financial Partners, Inc.*—Class A (Capital Markets)	247	12,970
Foghorn Therapeutics, Inc.* (Biotechnology)	85	598
Foot Locker, Inc.(a) (Specialty Retail)	345	9,353
Forafric Global PLC* (Food Products)	22	241
Forestar Group, Inc.* (Real Estate Management & Development)	77	1,736
Forge Global Holdings, Inc.* (Capital Markets)	461	1,120
ForgeRock, Inc.*—Class A (Software)	198	4,067
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	324	11,087
Forrester Research, Inc.* (Professional Services)	49	1,425
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	41	1,049
Forward Air Corp. (Air Freight & Logistics)	110	11,672
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	200	514
Four Corners Property Trust, Inc. (Specialized REITs)	364	9,246
Fox Factory Holding Corp.* (Automobile Components)	179	19,424
Franchise Group, Inc.(a) (Specialty Retail)	95	2,721
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	349	4,942
Franklin Covey Co.* (Professional Services)	51	2,228
Franklin Electric Co., Inc. (Machinery)	194	19,962
Fresh Del Monte Produce, Inc. (Food Products)	143	3,677
Freshworks, Inc.*—Class A (Software)	680	11,954
Frontdoor, Inc.* (Diversified Consumer Services)	345	11,005
Frontier Group Holdings, Inc.* (Passenger Airlines)	160	1,547
FRP Holdings, Inc.* (Real Estate Management & Development)	28	1,612
FS Bancorp, Inc. (Banks)	28	842
FTAI Aviation, Ltd. (Trading Companies & Distributors)	418	13,234
FTAI Infrastructure, Inc. (Ground Transportation)	415	1,531
FTC Solar, Inc.* (Electrical Equipment)	267	860
fuboTV, Inc.* (Interactive Media & Services)	854	1,776
FuelCell Energy, Inc.* (Electrical Equipment)	1,718	3,711
Fulgent Genetics, Inc.* (Health Care Providers & Services)	86	3,185
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	138	925
Fulton Financial Corp. (Banks)	683	8,141
Funko, Inc.*—Class A (Distributors)	146	1,580
FutureFuel Corp. (Chemicals)	110	974
FVCBankcorp, Inc.* (Banks)	67	722
Gambling.com Group, Ltd.* (Media)	45	461
Gannett Co., Inc.* (Media)	605	1,361
GATX Corp. (Trading Companies & Distributors)	149	19,181
GCM Grosvenor, Inc.—Class A (Capital Markets)	174	1,312
Genco Shipping & Trading, Ltd. (Marine Transportation)	177	2,483
Gencor Industries, Inc.* (Machinery)	44	686
Genelux Corp.* (Biotechnology)	12	393
Generation Bio Co.* (Biotechnology)	190	1,045
Genesco, Inc.* (Specialty Retail)	51	1,277
Genie Energy, Ltd.—Class B (Electric Utilities)	83	1,174
Gentherm, Inc.* (Automobile Components)	139	7,855
Genworth Financial, Inc.* (Insurance)	2,039	10,195
German American Bancorp, Inc. (Banks)	118	3,207
Geron Corp.* (Biotechnology)	2,089	6,706
Getty Realty Corp. (Retail REITs)	188	6,358
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	981	1,491

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 171

Common Stocks, continued

	Shares	Value
Gibraltar Industries, Inc.* (Building Products)	130	$8,180
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	177	3,411
Glacier Bancorp, Inc. (Banks)	468	14,588
Gladstone Commercial Corp. (Diversified REITs)	169	2,091
Gladstone Land Corp. (Specialized REITs)	141	2,294
Glatfelter Corp. (Paper & Forest Products)	186	562
Glaukos Corp.* (Health Care Equipment & Supplies)	197	14,028
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	135	976
Global Industrial Co. (Trading Companies & Distributors)	55	1,527
Global Medical REIT, Inc. (Health Care REITs)	256	2,337
Global Net Lease, Inc. (Diversified REITs)	439	4,513
Global Water Resources, Inc. (Water Utilities)	48	609
Globalstar, Inc.* (Diversified Telecommunication Services)	2,897	3,129
GMS, Inc.* (Trading Companies & Distributors)	174	12,041
Gogo, Inc.* (Wireless Telecommunication Services)	278	4,729
GoHealth, Inc.*—Class A (Insurance)	16	315
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	425	8,572
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	85	3,553
Golden Ocean Group, Ltd.(a) (Marine Transportation)	517	3,903
Goosehead Insurance, Inc.*—Class A (Insurance)	90	5,660
GoPro, Inc.*—Class A (Household Durables)	543	2,248
GrafTech International, Ltd. (Electrical Equipment)	813	4,098
Graham Holdings Co.—Class B (Diversified Consumer Services)	16	9,144
Granite Construction, Inc. (Construction & Engineering)	185	7,359
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	214	1,134
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	109	723
Graphite Bio, Inc.* (Biotechnology)	118	307
Gray Television, Inc. (Media)	347	2,734
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	275	2,244
Great Southern Bancorp, Inc. (Banks)	38	1,928
Green Brick Partners, Inc.* (Household Durables)	111	6,305
Green Dot Corp.*—Class A (Consumer Finance)	195	3,654
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	244	7,867
Greene County Bancorp, Inc. (Banks)	29	864
Greenlight Capital Re, Ltd.*—Class A (Insurance)	108	1,138
Greif, Inc.—Class A (Containers & Packaging)	104	7,165
Greif, Inc.—Class B (Containers & Packaging)	22	1,700
Grid Dynamics Holdings, Inc.* (IT Services)	233	2,155
Griffon Corp. (Building Products)	184	7,415
Grindr, Inc.* (Interactive Media & Services)	172	951
Gritstone bio, Inc.* (Biotechnology)	368	718
Group 1 Automotive, Inc.(a) (Specialty Retail)	58	14,969
GrowGeneration Corp.* (Specialty Retail)	247	840
Guaranty Bancshares, Inc. (Banks)	35	948
Guardant Health, Inc.* (Health Care Providers & Services)	466	16,683
Guess?, Inc.(a) (Specialty Retail)	121	2,353
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	42	4,413
H&E Equipment Services, Inc. (Trading Companies & Distributors)	135	6,176
H.B. Fuller Co. (Chemicals)	227	16,232
Haemonetics Corp.* (Health Care Equipment & Supplies)	210	17,879
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	96	823
Halozyme Therapeutics, Inc.* (Biotechnology)	560	20,199
Hamilton Lane, Inc.—Class A (Capital Markets)	153	12,237
Hancock Whitney Corp. (Banks)	364	13,970
Hanesbrands, Inc.(a) (Textiles, Apparel & Luxury Goods)	1,477	6,706
Hanmi Financial Corp. (Banks)	128	1,911
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	434	10,850
HarborOne Bancorp, Inc. (Banks)	176	1,528
Harmonic, Inc.* (Communications Equipment)	462	7,471
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	138	4,856
Harrow Health, Inc.* (Pharmaceuticals)	109	2,075
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	164	900
Haverty Furniture Cos., Inc. (Specialty Retail)	61	1,843
Hawaiian Holdings, Inc.* (Passenger Airlines)	214	2,305
Hawkins, Inc. (Chemicals)	81	3,863
Haynes International, Inc. (Metals & Mining)	52	2,643
HBT Financial, Inc. (Banks)	56	1,033
HCI Group, Inc. (Insurance)	27	1,668
Health Catalyst, Inc.* (Health Care Technology)	234	2,925
Healthcare Services Group, Inc. (Commercial Services & Supplies)	312	4,658
HealthEquity, Inc.* (Health Care Providers & Services)	353	22,287
HealthStream, Inc. (Health Care Technology)	102	2,505
Heartland Express, Inc. (Ground Transportation)	197	3,233
Heartland Financial USA, Inc. (Banks)	177	4,933
Hecla Mining Co. (Metals & Mining)	2,521	12,983
Heidrick & Struggles International, Inc. (Professional Services)	83	2,197
Helen of Troy, Ltd.* (Household Durables)	101	10,910
Helios Technologies, Inc. (Machinery)	138	9,120
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	604	4,458
Helmerich & Payne, Inc. (Energy Equipment & Services)	422	14,960
Herbalife, Ltd.* (Personal Care Products)	415	5,495
Herc Holdings, Inc. (Trading Companies & Distributors)	119	16,285
Heritage Commerce Corp. (Banks)	249	2,062

See accompanying notes to financial statements.

172 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Heritage Financial Corp. (Banks)	146	$2,361
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	66	2,494
Heron Therapeutics, Inc.* (Biotechnology)	434	503
Hersha Hospitality Trust—Class A (Hotel & Resort REITs)	131	798
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	169	793
Hibbett, Inc. (Specialty Retail)	53	1,923
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	45	490
Hillenbrand, Inc. (Machinery)	290	14,871
HilleVax, Inc.* (Biotechnology)	89	1,530
Hillman Solutions Corp.* (Machinery)	724	6,523
Hilltop Holdings, Inc. (Banks)	196	6,166
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	342	15,540
Himalaya Shipping, Ltd.* (Marine Transportation)	115	639
Hims & Hers Health, Inc.* (Health Care Providers & Services)	513	4,822
Hingham Institution For Savings The (Banks)	6	1,279
Hippo Holdings, Inc.* (Insurance)	44	727
HireQuest, Inc. (Professional Services)	22	573
HireRight Holdings Corp.* (Professional Services)	63	713
HNI Corp. (Commercial Services & Supplies)	194	5,467
Holley, Inc.* (Automobile Components)	221	904
Home Bancorp, Inc. (Banks)	30	996
Home BancShares, Inc. (Banks)	801	18,262
Home Point Capital, Inc.* (Financial Services)	33	77
HomeStreet, Inc. (Banks)	76	450
HomeTrust Bancshares, Inc. (Banks)	65	1,358
Hooker Furnishings Corp. (Household Durables)	46	858
Hope Bancorp, Inc. (Banks)	484	4,075
Horace Mann Educators Corp. (Insurance)	173	5,131
Horizon Bancorp, Inc. (Banks)	181	1,884
Hostess Brands, Inc.* (Food Products)	558	14,129
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	20	1,984
Hub Group, Inc.*—Class A (Air Freight & Logistics)	138	11,084
Hudson Pacific Properties, Inc. (Office REITs)	580	2,448
Hudson Technologies, Inc.* (Trading Companies & Distributors)	184	1,770
Humacyte, Inc.* (Biotechnology)	257	735
Huron Consulting Group, Inc.* (Professional Services)	80	6,793
Hyliion Holdings Corp.* (Machinery)	619	1,034
Hyster-Yale Materials Handling, Inc. (Machinery)	46	2,569
I3 Verticals, Inc.*—Class A (Financial Services)	95	2,172
i-80 Gold Corp.* (Metals & Mining)	810	1,823
IBEX Holdings, Ltd.* (Professional Services)	46	977
ICF International, Inc. (Professional Services)	79	9,827
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	120	4,500
Icosavax, Inc.* (Biotechnology)	116	1,152
Ideaya Biosciences, Inc.* (Biotechnology)	228	5,358
IDT Corp.*—Class B (Diversified Telecommunication Services)	65	1,680
IES Holdings, Inc.* (Construction & Engineering)	34	1,934
IGM Biosciences, Inc.* (Biotechnology)	50	462
iHeartMedia, Inc.*—Class A (Media)	431	1,569
Ikena Oncology, Inc.* (Pharmaceuticals)	89	584
IMAX Corp.* (Entertainment)	189	3,211
Immersion Corp. (Technology Hardware, Storage & Peripherals)	131	927
Immuneering Corp.*—Class A (Biotechnology)	85	862
ImmunityBio, Inc.* (Biotechnology)	462	1,284
ImmunoGen, Inc.* (Biotechnology)	1,018	19,210
Immunovant, Inc.* (Biotechnology)	226	4,287
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	96	8,606
Inari Medical, Inc.* (Health Care Equipment & Supplies)	217	12,616
Independence Realty Trust, Inc. (Residential REITs)	947	17,254
Independent Bank Corp. (Banks)	186	8,279
Independent Bank Corp. (Banks)	85	1,442
Independent Bank Group, Inc. (Banks)	152	5,249
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	578	5,433
Infinera Corp.* (Communications Equipment)	837	4,043
Information Services Group, Inc. (IT Services)	147	788
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	76	732
Ingevity Corp.* (Chemicals)	157	9,131
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	59	4,876
Inhibrx, Inc.* (Biotechnology)	144	3,738
Inmode, Ltd.* (Health Care Equipment & Supplies)	325	12,139
Innodata, Inc.* (Professional Services)	106	1,201
Innospec, Inc. (Chemicals)	105	10,546
Innovage Holding Corp.* (Health Care Providers & Services)	79	593
INNOVATE Corp.* (Construction & Engineering)	193	338
Innovative Industrial Properties, Inc. (Industrial REITs)	117	8,542
Innoviva, Inc.* (Pharmaceuticals)	260	3,310
Inogen, Inc.* (Health Care Equipment & Supplies)	98	1,132
Inozyme Pharma, Inc.* (Biotechnology)	142	791
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	121	17,707
Insmed, Inc.* (Biotechnology)	553	11,668
Insperity, Inc. (Professional Services)	153	18,201
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	91	1,339
Installed Building Products, Inc. (Household Durables)	99	13,876
Insteel Industries, Inc. (Building Products)	79	2,458
Instructure Holdings, Inc.* (Software)	82	2,063
Intapp, Inc.* (Software)	66	2,766
Integer Holdings Corp.* (Health Care Equipment & Supplies)	139	12,317

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 173

Common Stocks, continued

	Shares	Value
Integral Ad Science Holding Corp.* (Media)	158	$2,841
Intellia Therapeutics, Inc.* (Biotechnology)	370	15,089
Inter Parfums, Inc. (Personal Care Products)	77	10,413
Intercept Pharmaceuticals, Inc.* (Biotechnology)	103	1,139
InterDigital, Inc. (Software)	114	11,007
Interface, Inc. (Commercial Services & Supplies)	241	2,118
International Bancshares Corp. (Banks)	226	9,989
International Game Technology PLC (Hotels, Restaurants & Leisure)	456	14,542
International Money Express, Inc.* (Financial Services)	130	3,189
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	171	6,539
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	45	1,182
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	107	401
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	393	24,886
Intrepid Potash, Inc.* (Chemicals)	45	1,021
InvenTrust Properties Corp. (Retail REITs)	285	6,595
Invesco Mortgage Capital, Inc. (Mortgage REITs)	176	2,019
Investors Title Co. (Insurance)	5	730
Invitae Corp.*(a) (Health Care Providers & Services)	1,102	1,245
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	675	9,133
Iovance Biotherapeutics, Inc.* (Biotechnology)	873	6,146
iRadimed Corp. (Health Care Equipment & Supplies)	31	1,480
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	129	13,457
iRobot Corp.* (Household Durables)	115	5,204
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	581	6,182
Ispire Technology, Inc.* (Tobacco)	11	100
iTeos Therapeutics, Inc.* (Biotechnology)	104	1,377
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	179	709
Itron, Inc.* (Electronic Equipment, Instruments & Components)	191	13,771
Ivanhoe Electric, Inc.* (Metals & Mining)	234	3,051
IVERIC bio, Inc.* (Biotechnology)	579	22,777
J & J Snack Foods Corp. (Food Products)	63	9,977
J Jill, Inc.* (Specialty Retail)	19	407
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	87	8,485
Jackson Financial, Inc.—Class A (Financial Services)	342	10,469
JAKKS Pacific, Inc.* (Leisure Products)	30	599
James River Group Holdings, Ltd. (Insurance)	155	2,830
Jamf Holding Corp.* (Software)	293	5,719
Janus International Group, Inc.* (Building Products)	356	3,795
Janux Therapeutics, Inc.* (Biotechnology)	73	867
JBG SMITH Properties (Office REITs)	469	7,054
JELD-WEN Holding, Inc.* (Building Products)	357	6,262
JetBlue Airways Corp.* (Passenger Airlines)	1,388	12,298
Joby Aviation, Inc.* (Passenger Airlines)	1,170	12,004
John B Sanfilippo & Son, Inc. (Food Products)	38	4,456
John Bean Technologies Corp. (Machinery)	134	16,253
John Marshall Bancorp, Inc. (Banks)	52	1,045
John Wiley & Sons, Inc.—Class A (Media)	179	6,091
Johnson Outdoors, Inc.—Class A (Leisure Products)	23	1,413
Kadant, Inc. (Machinery)	49	10,883
Kaiser Aluminum Corp. (Metals & Mining)	67	4,800
Kaltura, Inc.* (Software)	348	738
KalVista Pharmaceuticals, Inc.* (Biotechnology)	103	927
Kaman Corp. (Aerospace & Defense)	118	2,871
Karat Packaging, Inc. (Trading Companies & Distributors)	24	438
Karyopharm Therapeutics, Inc.* (Biotechnology)	475	850
KB Home (Household Durables)	311	16,082
Kearny Financial Corp. (Banks)	241	1,699
Kelly Services, Inc.—Class A (Professional Services)	138	2,430
Kennametal, Inc. (Machinery)	339	9,624
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	502	8,198
Keros Therapeutics, Inc.* (Biotechnology)	94	3,777
Kezar Life Sciences, Inc.* (Biotechnology)	299	733
Kforce, Inc. (Professional Services)	81	5,075
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	101	2,791
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	72	2,530
Kingsway Financial Services, Inc.* (Insurance)	45	367
Kiniksa Pharmaceuticals, Ltd.*—Class A (Biotechnology)	132	1,859
Kite Realty Group Trust (Retail REITs)	914	20,418
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	247	3,006
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	53	516
Knife River Corp.* (Construction Materials)	214	9,309
Knowles Corp.* (Electronic Equipment, Instruments & Components)	377	6,809
Kodiak Sciences, Inc.* (Biotechnology)	136	938
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	234	9,851
Koppers Holdings, Inc. (Chemicals)	85	2,899
Korn Ferry (Professional Services)	219	10,849
KORU Medical Systems, Inc.* (Health Care Equipment & Supplies)	147	507
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,916	11,477
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	526	7,543
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	367	5,406
Kronos Worldwide, Inc. (Chemicals)	93	812
Krystal Biotech, Inc.* (Biotechnology)	91	10,683
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	233	13,852
Kura Oncology, Inc.* (Biotechnology)	273	2,888

See accompanying notes to financial statements.

174 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Kura Sushi USA, Inc.*(a)—Class A (Hotels, Restaurants & Leisure)	24	$2,231
KVH Industries, Inc.* (Communications Equipment)	79	722
Kymera Therapeutics, Inc.* (Biotechnology)	159	3,655
Ladder Capital Corp. (Mortgage REITs)	475	5,154
Lakeland Bancorp, Inc. (Banks)	262	3,508
Lakeland Financial Corp. (Banks)	104	5,046
Lancaster Colony Corp. (Food Products)	82	16,489
Lands' End, Inc.* (Specialty Retail)	63	489
Landsea Homes Corp.* (Household Durables)	56	523
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	285	23,917
LanzaTech Global, Inc.* (Commercial Services & Supplies)	87	594
Larimar Therapeutics, Inc.* (Biotechnology)	108	338
Latham Group, Inc.* (Leisure Products)	163	605
Laureate Education, Inc. (Diversified Consumer Services)	550	6,650
La-Z-Boy, Inc. (Household Durables)	182	5,212
Lazydays Holdings, Inc.* (Specialty Retail)	53	613
LCI Industries (Automobile Components)	104	13,141
LCNB Corp. (Banks)	44	649
Legacy Housing Corp.* (Household Durables)	42	974
Legalzoom.com, Inc.* (Professional Services)	437	5,279
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	83	5,584
Lemonade, Inc.*(a) (Insurance)	213	3,589
LendingClub Corp.* (Consumer Finance)	447	4,358
LendingTree, Inc.* (Consumer Finance)	44	973
Leonardo DRS, Inc.* (Aerospace & Defense)	212	3,676
Leslie's, Inc.* (Specialty Retail)	745	6,996
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	389	891
LGI Homes, Inc.* (Household Durables)	87	11,735
Liberty Energy, Inc. (Energy Equipment & Services)	718	9,600
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	152	1,330
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	604	5,206
Liberty Media Corp-Liberty Braves*—Class A (Entertainment)	42	1,719
Liberty Media Corp-Liberty Braves*—Class C (Entertainment)	157	6,220
Liberty TripAdvisor Holdings, Inc.*—Class B (Interactive Media & Services)	2	93
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	579	3,213
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	187	3,678
LifeStance Health Group, Inc.* (Health Care Providers & Services)	445	4,063
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	70	5,047
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	383	26,335
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	481	3,353
Limbach Holdings, Inc.* (Construction & Engineering)	39	964
Limoneira Co. (Food Products)	73	1,136
Lincoln Educational Services Corp.* (Diversified Consumer Services)	99	667
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	147	1,599
Lindsay Corp. (Machinery)	46	5,490
Lineage Cell Therapeutics, Inc.* (Biotechnology)	541	763
Lions Gate Entertainment Corp.*—Class A (Entertainment)	245	2,163
Lions Gate Entertainment Corp.*—Class B (Entertainment)	486	4,058
Liquidia Corp.* (Pharmaceuticals)	199	1,562
Liquidity Services, Inc.* (Commercial Services & Supplies)	100	1,650
LivaNova PLC* (Health Care Equipment & Supplies)	228	11,726
Live Oak Bancshares, Inc. (Banks)	141	3,710
Livent Corp.* (Chemicals)	758	20,791
LivePerson, Inc.* (Software)	266	1,202
LiveRamp Holdings, Inc.* (Software)	268	7,654
LiveVox Holdings, Inc.* (Software)	94	259
Livewire Group, Inc.* (Automobiles)	46	543
Local Bounti Corp.* (Food Products)	1	2
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	65	477
Loop Media, Inc.* (Entertainment)	153	366
LSB Industries, Inc.* (Chemicals)	231	2,275
LSI Industries, Inc. (Electrical Equipment)	110	1,382
LTC Properties, Inc. (Health Care REITs)	172	5,679
Lumen Technologies, Inc. (Diversified Telecommunication Services)	4,230	9,560
Luminar Technologies, Inc.*(a) (Automobile Components)	1,143	7,864
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	135	1,231
Luther Burbank Corp. (Banks)	43	384
Luxfer Holdings PLC (Machinery)	115	1,636
LXP Industrial Trust (Industrial REITs)	1,216	11,856
Lyell Immunopharma, Inc.* (Biotechnology)	728	2,315
M.D.C Holdings, Inc. (Household Durables)	246	11,505
M/I Homes, Inc.* (Household Durables)	113	9,852
Macatawa Bank Corp. (Banks)	110	1,021
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	228	14,941
MacroGenics, Inc.* (Biotechnology)	255	1,364
Madison Square Garden Entertainment Corp.* (Entertainment)	181	6,085
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	57	13,167
Magnite, Inc.* (Media)	562	7,671
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	770	16,093
Maiden Holdings, Ltd.* (Insurance)	381	800
MainStreet Bancshares, Inc. (Banks)	29	657
Malibu Boats, Inc.*—Class A (Leisure Products)	85	4,986
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	98	473
MannKind Corp.* (Biotechnology)	1,077	4,383
Marathon Digital Holdings, Inc.*(a) (Software)	706	9,785

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 175

Common Stocks, continued

	Shares	Value
Marcus & Millichap, Inc. (Real Estate Management & Development)	101	$3,183
Marine Products Corp. (Leisure Products)	35	590
MarineMax, Inc.* (Specialty Retail)	90	3,074
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	209	2,270
MarketWise, Inc. (Capital Markets)	133	266
Marqeta, Inc.*—Class A (Financial Services)	2,057	10,018
Marten Transport, Ltd. (Ground Transportation)	244	5,246
Masonite International Corp.* (Building Products)	93	9,527
Masterbrand, Inc.* (Building Products)	544	6,327
MasterCraft Boat Holdings, Inc.* (Leisure Products)	74	2,268
Matador Resources Co. (Oil, Gas & Consumable Fuels)	476	24,903
Materion Corp. (Metals & Mining)	86	9,821
Mativ Holdings, Inc. (Chemicals)	229	3,462
Matson, Inc. (Marine Transportation)	150	11,661
Matterport, Inc.* (Software)	1,053	3,317
Matthews International Corp.—Class A (Commercial Services & Supplies)	125	5,328
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	32	456
MaxCyte, Inc.* (Life Sciences Tools & Services)	367	1,685
Maxeon Solar Technologies, Ltd.*(a) (Semiconductors & Semiconductor Equipment)	106	2,985
Maximus, Inc. (Professional Services)	255	21,549
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	313	9,878
Mayville Engineering Co., Inc.* (Machinery)	46	573
MBIA, Inc.* (Insurance)	203	1,754
McGrath RentCorp (Trading Companies & Distributors)	104	9,618
MediaAlpha, Inc.*(a)—Class A (Interactive Media & Services)	108	1,113
Medifast, Inc. (Personal Care Products)	45	4,147
MeiraGTx Holdings PLC* (Biotechnology)	137	921
Mercantile Bank Corp. (Banks)	66	1,823
Merchants Bancorp (Financial Services)	67	1,714
Mercury General Corp. (Insurance)	113	3,421
MeridianLink, Inc.* (Software)	110	2,288
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	239	19,990
Meritage Homes Corp. (Household Durables)	153	21,768
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	44	541
Mersana Therapeutics, Inc.* (Biotechnology)	421	1,385
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	22	2,827
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	148	4,961
Metrocity Bankshares, Inc. (Banks)	77	1,378
Metropolitan Bank Holding Corp.* (Banks)	44	1,528
MFA Financial, Inc. (Mortgage REITs)	429	4,822
MGE Energy, Inc. (Electric Utilities)	153	12,104
MGP Ingredients, Inc. (Beverages)	67	7,121
MicroStrategy, Inc.* (Software)	46	15,751
Microvast Holdings, Inc.* (Machinery)	441	706
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	742	3,398
Mid Penn Bancorp, Inc. (Banks)	60	1,325
Middlefield Banc Corp. (Banks)	33	884
Middlesex Water Co. (Water Utilities)	74	5,969
Midland States Bancorp, Inc. (Banks)	89	1,772
MidWestOne Financial Group, Inc. (Banks)	60	1,282
Miller Industries, Inc. (Machinery)	47	1,667
MillerKnoll, Inc. (Commercial Services & Supplies)	319	4,715
MiMedx Group, Inc.* (Biotechnology)	478	3,160
Minerals Technologies, Inc. (Chemicals)	137	7,904
Mineralys Therapeutics, Inc.* (Biotechnology)	59	1,006
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	841	7,106
Mirum Pharmaceuticals, Inc.* (Biotechnology)	112	2,897
Mission Produce, Inc.* (Food Products)	203	2,460
Mistras Group, Inc.* (Professional Services)	87	672
Mitek Systems, Inc.* (Software)	179	1,940
Model N, Inc.* (Software)	157	5,552
Modine Manufacturing Co.* (Automobile Components)	216	7,132
ModivCare, Inc.* (Health Care Providers & Services)	53	2,396
Moelis & Co.—Class A (Capital Markets)	280	12,695
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	57	4,016
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	190	1,693
Monro, Inc. (Specialty Retail)	131	5,323
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	280	2,083
Monte Rosa Therapeutics, Inc.* (Biotechnology)	128	877
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	117	4,928
Moog, Inc.—Class A (Aerospace & Defense)	119	12,903
Morphic Holding, Inc.* (Biotechnology)	128	7,338
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	64	1,717
Mr. Cooper Group, Inc.* (Financial Services)	280	14,179
MRC Global, Inc.* (Trading Companies & Distributors)	352	3,545
Mueller Industries, Inc. (Machinery)	235	20,510
Mueller Water Products, Inc.—Class A (Machinery)	651	10,566
Mullen Automotive, Inc.* (Automobiles)	2	—	(b)
Multiplan Corp.*(a) (Health Care Technology)	1,589	3,353
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	624	23,898
MVB Financial Corp. (Banks)	48	1,012
Myers Industries, Inc. (Containers & Packaging)	153	2,973
MYR Group, Inc.* (Construction & Engineering)	69	9,545
Myriad Genetics, Inc.* (Biotechnology)	339	7,858
N-able, Inc.* (Software)	294	4,237
Nabors Industries, Ltd.* (Energy Equipment & Services)	38	3,535
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	18	624

See accompanying notes to financial statements.

176 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	198	$802
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	192	2,974
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	132	4,574
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	12	942
National Bank Holdings Corp.—Class A (Banks)	155	4,501
National Bankshares, Inc. (Banks)	24	701
National Beverage Corp.* (Beverages)	99	4,787
National Health Investors, Inc. (Health Care REITs)	175	9,174
National HealthCare Corp. (Health Care Providers & Services)	52	3,215
National Presto Industries, Inc. (Aerospace & Defense)	22	1,610
National Research Corp. (Health Care Providers & Services)	60	2,611
National Vision Holdings, Inc.* (Specialty Retail)	326	7,919
National Western Life Group, Inc.—Class A (Insurance)	10	4,156
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	39	478
Nature's Sunshine Products, Inc.* (Personal Care Products)	55	751
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	212	820
Navient Corp. (Consumer Finance)	388	7,209
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	428	4,511
NBT Bancorp, Inc. (Banks)	176	5,606
Nelnet, Inc.—Class A (Consumer Finance)	61	5,885
Neogen Corp.* (Health Care Equipment & Supplies)	914	19,880
NeoGenomics, Inc.* (Health Care Providers & Services)	535	8,597
NerdWallet, Inc.*—Class A (Consumer Finance)	144	1,355
Nerdy, Inc.* (Diversified Consumer Services)	249	1,038
NETGEAR, Inc.* (Communications Equipment)	120	1,699
NetScout Systems, Inc.* (Communications Equipment)	286	8,852
NETSTREIT Corp. (Retail REITs)	257	4,593
Nevro Corp.* (Health Care Equipment & Supplies)	149	3,788
New Jersey Resources Corp. (Gas Utilities)	408	19,258
New York Mortgage Trust, Inc. (Mortgage REITs)	382	3,792
Newmark Group, Inc.—Class A (Real Estate Management & Development)	565	3,514
Newpark Resources, Inc.* (Energy Equipment & Services)	319	1,668
NewtekOne, Inc. (Capital Markets)	98	1,558
NexPoint Diversified Real Estate Trust (Diversified REITs)	129	1,615
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	34	530
NexPoint Residential Trust, Inc. (Residential REITs)	95	4,321
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	129	1,059
Nextdoor Holdings, Inc.* (Interactive Media & Services)	611	1,992
NextGen Healthcare, Inc.* (Health Care Technology)	227	3,682
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	817	7,304
NextNav, Inc.* (Software)	227	667
NEXTracker, Inc.*—Class A (Electrical Equipment)	130	5,175
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	183	474
NI Holdings, Inc.* (Insurance)	35	520
Nicolet Bankshares, Inc. (Banks)	54	3,667
Nikola Corp.*(a) (Machinery)	2,491	3,438
NioCorp Developments, Ltd.* (Metals & Mining)	8	40
Nkarta, Inc.* (Biotechnology)	127	278
NL Industries, Inc. (Commercial Services & Supplies)	35	194
nLight, Inc.* (Electronic Equipment, Instruments & Components)	185	2,853
NMI Holdings, Inc.*—Class A (Financial Services)	344	8,882
Noble Corp. PLC* (Energy Equipment & Services)	452	18,672
Noodles & Co.* (Hotels, Restaurants & Leisure)	168	568
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	861	3,160
Northeast Bank (Banks)	33	1,375
Northeast Community Bancorp, Inc. (Banks)	56	833
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	315	10,811
Northfield Bancorp, Inc. (Banks)	174	1,911
Northrim Bancorp, Inc. (Banks)	23	905
Northwest Bancshares, Inc. (Banks)	535	5,671
Northwest Natural Holding Co. (Gas Utilities)	151	6,501
Northwest Pipe Co.* (Construction & Engineering)	41	1,240
NorthWestern Corp. (Multi-Utilities)	253	14,360
Norwood Financial Corp. (Banks)	31	915
Novagold Resources, Inc.* (Metals & Mining)	1,015	4,050
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	150	27,614
Novavax, Inc.*(a) (Biotechnology)	365	2,712
NOW, Inc.* (Trading Companies & Distributors)	461	4,776
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	209	6,939
Nurix Therapeutics, Inc.* (Biotechnology)	197	1,968
NuScale Power Corp.* (Electrical Equipment)	225	1,530
Nuvalent, Inc.*—Class A (Biotechnology)	101	4,259
NuVasive, Inc.* (Health Care Equipment & Supplies)	222	9,233
Nuvation Bio, Inc.* (Pharmaceuticals)	611	1,100
Nuvectis Pharma, Inc.* (Biotechnology)	29	463
NV5 Global, Inc.* (Professional Services)	57	6,314

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 177

Common Stocks, continued

	Shares	Value
NVE Corp. (Semiconductors & Semiconductor Equipment)	20	$1,949
Oak Valley Bancorp (Banks)	28	705
Ocean Biomedical, Inc.* (Biotechnology)	36	216
Oceaneering International, Inc.* (Energy Equipment & Services)	422	7,891
OceanFirst Financial Corp. (Banks)	245	3,827
Ocular Therapeutix, Inc.* (Pharmaceuticals)	327	1,687
Ocwen Financial Corp.* (Financial Services)	27	809
Offerpad Solutions, Inc.* (Real Estate Management & Development)	1	14
Office Properties Income Trust (Office REITs)	202	1,555
OFG Bancorp (Banks)	196	5,112
O-I Glass, Inc.* (Containers & Packaging)	652	13,906
Oil States International, Inc.* (Energy Equipment & Services)	265	1,980
Oil-Dri Corp. of America (Household Products)	21	1,239
Old National Bancorp (Banks)	1,230	17,146
Old Second Bancorp, Inc. (Banks)	182	2,377
Olema Pharmaceuticals, Inc.* (Biotechnology)	113	1,020
Olo, Inc.*—Class A (Software)	434	2,804
Olympic Steel, Inc. (Metals & Mining)	41	2,009
Omega Flex, Inc. (Machinery)	14	1,453
Omega Therapeutics, Inc.* (Biotechnology)	102	571
Omeros Corp.* (Pharmaceuticals)	255	1,387
OmniAb, Inc.* (Life Sciences Tools & Services)	391	1,967
Omnicell, Inc.* (Health Care Equipment & Supplies)	189	13,924
ON24, Inc. (Software)	137	1,112
ONE Gas, Inc.(a) (Gas Utilities)	232	17,820
One Liberty Properties, Inc. (Diversified REITs)	68	1,382
OneSpan, Inc.* (Software)	168	2,493
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	306	3,703
OneWater Marine, Inc.*(a) (Specialty Retail)	48	1,740
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	206	23,993
Ooma, Inc.* (Diversified Telecommunication Services)	100	1,497
Open Lending Corp.* (Capital Markets)	418	4,393
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,290	9,206
OPENLANE, Inc.* (Commercial Services & Supplies)	453	6,895
OPKO Health, Inc.* (Health Care Providers & Services)	1,692	3,672
OppFi, Inc.*(a) (Consumer Finance)	45	92
OptimizeRx Corp.* (Health Care Technology)	70	1,000
Optinose, Inc.* (Pharmaceuticals)	306	376
Option Care Health, Inc.* (Health Care Providers & Services)	714	23,197
Orange County Bancorp, Inc. (Banks)	21	777
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	313	1,568
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	18	126
Orchid Island Capital, Inc.(a) (Mortgage REITs)	165	1,708
Organogenesis Holdings, Inc.* (Biotechnology)	295	979
ORIC Pharmaceuticals, Inc.* (Biotechnology)	164	1,273
Origin Bancorp, Inc. (Banks)	122	3,575
Origin Materials, Inc.* (Chemicals)	445	1,896
Orion Office REIT, Inc. (Office REITs)	240	1,586
Orion SA (Chemicals)	235	4,987
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	224	18,024
Orrstown Financial Services, Inc. (Banks)	43	823
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	148	2,673
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	67	2,938
Oscar Health, Inc.*—Class A (Insurance)	649	5,231
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	67	7,895
Otter Tail Corp. (Electric Utilities)	173	13,660
Outbrain, Inc.* (Interactive Media & Services)	172	846
Outfront Media, Inc. (Specialized REITs)	619	9,731
Outlook Therapeutics, Inc.*(a) (Biotechnology)	651	1,133
Outset Medical, Inc.* (Health Care Equipment & Supplies)	207	4,527
Overseas Shipholding Group, Inc.*—Class A (Oil, Gas & Consumable Fuels)	242	1,009
Overstock.com, Inc.* (Specialty Retail)	189	6,156
Ovid Therapeutics, Inc.* (Biotechnology)	250	820
Owens & Minor, Inc.* (Health Care Providers & Services)	312	5,940
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	63	6,200
P10, Inc.—Class A (Capital Markets)	180	2,034
P3 Health Partners, Inc.* (Health Care Providers & Services)	167	499
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,057	14,058
Pacific Premier Bancorp, Inc. (Banks)	398	8,231
Pacira BioSciences, Inc.* (Pharmaceuticals)	191	7,653
Pactiv Evergreen, Inc. (Containers & Packaging)	168	1,272
PacWest Bancorp (Banks)	503	4,099
PagerDuty, Inc.* (Software)	358	8,048
Pagseguro Digital, Ltd.*—Class A (Financial Services)	833	7,864
Palomar Holdings, Inc.* (Insurance)	102	5,920
PAM Transportation Services, Inc. (Ground Transportation)	26	696
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	153	1,036
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	147	10,853
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	232	6,174
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	112	3,688
Paragon 28, Inc.* (Health Care Equipment & Supplies)	184	3,264
Paramount Group, Inc. (Office REITs)	777	3,442
Park Aerospace Corp. (Aerospace & Defense)	82	1,132
Park National Corp. (Banks)	60	6,139
Parke Bancorp, Inc. (Banks)	44	748
Park-Ohio Holdings Corp. (Machinery)	35	665
Parsons Corp.* (Aerospace & Defense)	173	8,328
Pathward Financial, Inc. (Banks)	115	5,331
Patria Investments, Ltd.—Class A (Capital Markets)	228	3,260

See accompanying notes to financial statements.

178 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Patrick Industries, Inc. (Automobile Components)	90	$7,200
Patterson Cos., Inc. (Health Care Providers & Services)	370	12,306
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	870	10,414
Payoneer Global, Inc.* (Financial Services)	1,112	5,349
Paysafe, Ltd.* (Financial Services)	137	1,382
Paysign, Inc.* (Financial Services)	137	336
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	488	19,979
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	48	2,165
PCB Bancorp (Banks)	46	677
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	129	5,818
PDS Biotechnology Corp.* (Biotechnology)	117	589
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	523	11,328
Peakstone Realty Trust (Office REITs)	117	3,267
Peapack-Gladstone Financial Corp. (Banks)	72	1,950
Pebblebrook Hotel Trust(a) (Hotel & Resort REITs)	510	7,109
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	353	5,016
Penns Woods Bancorp, Inc. (Banks)	29	726
PennyMac Financial Services, Inc. (Financial Services)	107	7,523
PennyMac Mortgage Investment Trust (Mortgage REITs)	371	5,001
Peoples Bancorp, Inc. (Banks)	142	3,770
Peoples Financial Services Corp. (Banks)	29	1,270
PepGen, Inc.* (Biotechnology)	42	375
Perdoceo Education Corp.* (Diversified Consumer Services)	282	3,460
Perella Weinberg Partners (Capital Markets)	179	1,491
Perficient, Inc.* (IT Services)	144	12,001
Performant Financial Corp.* (Commercial Services & Supplies)	282	761
Perimeter Solutions SA* (Chemicals)	658	4,047
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,067	11,694
Perpetua Resources Corp.* (Metals & Mining)	158	580
PetIQ, Inc.* (Health Care Providers & Services)	115	1,745
PetMed Express, Inc. (Specialty Retail)	86	1,186
PGT Innovations, Inc.* (Building Products)	244	7,113
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	103	1,475
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	86	1,178
Phillips Edison & Co., Inc.(a) (Retail REITs)	495	16,870
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	256	6,602
Phreesia, Inc.* (Health Care Technology)	214	6,636
Physicians Realty Trust (Health Care REITs)	999	13,977
Piedmont Lithium, Inc.* (Metals & Mining)	75	4,328
Piedmont Office Realty Trust, Inc.—Class A (Office REITs)	518	3,766
Pioneer Bancorp, Inc.* (Banks)	49	439
Piper Sandler Cos. (Capital Markets)	73	9,436
Pitney Bowes, Inc. (Commercial Services & Supplies)	736	2,605
PJT Partners, Inc.—Class A (Capital Markets)	102	7,103
Planet Labs PBC* (Professional Services)	801	2,579
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	155	876
Playstudios, Inc.* (Entertainment)	359	1,763
Plexus Corp.* (Electronic Equipment, Instruments & Components)	115	11,298
Pliant Therapeutics, Inc.* (Pharmaceuticals)	237	4,294
Plumas Bancorp (Banks)	23	821
Plymouth Industrial REIT, Inc. (Industrial REITs)	180	4,144
PMV Pharmaceuticals, Inc.* (Biotechnology)	162	1,014
PNM Resources, Inc. (Electric Utilities)	360	16,236
Point Biopharma Global, Inc.* (Biotechnology)	380	3,443
PolyMet Mining Corp.* (Metals & Mining)	143	113
Ponce Financial Group, Inc.* (Banks)	86	747
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	178	4,010
Portland General Electric Co. (Electric Utilities)	408	19,106
Poseida Therapeutics, Inc.* (Biotechnology)	285	502
Postal Realty Trust, Inc.—Class A (Office REITs)	79	1,162
Potbelly Corp.* (Hotels, Restaurants & Leisure)	109	957
PotlatchDeltic Corp. (Specialized REITs)	332	17,545
Powell Industries, Inc. (Electrical Equipment)	38	2,302
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	238	22,531
PowerSchool Holdings, Inc.* (Software)	235	4,498
PRA Group, Inc.* (Consumer Finance)	162	3,702
Precigen, Inc.* (Biotechnology)	567	652
Preferred Bank (Banks)	56	3,079
Preformed Line Products Co. (Electrical Equipment)	10	1,561
Prelude Therapeutics, Inc.* (Biotechnology)	42	189
Premier Financial Corp. (Banks)	148	2,371
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	209	12,421
Presto Automation, Inc.* (Electronic Equipment, Instruments & Components)	13	68
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	109	8,073
Prime Medicine, Inc.* (Biotechnology)	166	2,432
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	3	276
Primis Financial Corp. (Banks)	85	716
Primo Water Corp. (Beverages)	657	8,239
Primoris Services Corp. (Construction & Engineering)	223	6,795
Princeton Bancorp, Inc. (Banks)	21	574
Priority Technology Holdings, Inc.* (Financial Services)	74	268
Privia Health Group, Inc.* (Health Care Providers & Services)	284	7,415
ProAssurance Corp. (Insurance)	227	3,425
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	151	5,338
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	101	1,127
PROG Holdings, Inc.* (Consumer Finance)	194	6,231

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 179

Common Stocks, continued

	Shares	Value
Progress Software Corp. (Software)	183	$10,632
Progyny, Inc.* (Health Care Providers & Services)	330	12,982
ProKidney Corp.* (Biotechnology)	259	2,898
ProPetro Holding Corp.* (Energy Equipment & Services)	414	3,411
PROS Holdings, Inc.* (Software)	188	5,790
Protagonist Therapeutics, Inc.* (Biotechnology)	227	6,270
Protalix BioTherapeutics, Inc.*(a) (Biotechnology)	236	472
Proterra, Inc.* (Machinery)	929	1,115
Prothena Corp. PLC* (Biotechnology)	174	11,881
Proto Labs, Inc.* (Machinery)	111	3,881
Provident Financial Services, Inc. (Banks)	308	5,033
PTC Therapeutics, Inc.* (Biotechnology)	297	12,079
PubMatic, Inc.*—Class A (Media)	181	3,309
Pulmonx Corp.* (Health Care Equipment & Supplies)	154	2,019
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	68	489
Pure Cycle Corp.* (Water Utilities)	82	902
PureCycle Technologies, Inc.* (Chemicals)	487	5,206
Purple Innovation, Inc. (Household Durables)	270	751
Q2 Holdings, Inc.* (Software)	239	7,385
QCR Holdings, Inc. (Banks)	69	2,831
Quad/Graphics, Inc.* (Commercial Services & Supplies)	130	489
Quaker Chemical Corp. (Chemicals)	58	11,304
Qualys, Inc.* (Software)	156	20,151
Quanex Building Products Corp. (Building Products)	139	3,732
Quanterix Corp.* (Life Sciences Tools & Services)	148	3,337
Quantum-Si, Inc.* (Life Sciences Tools & Services)	421	754
QuinStreet, Inc.* (Interactive Media & Services)	218	1,925
Quipt Home Medical Corp.* (Health Care Providers & Services)	169	902
Quotient Technology, Inc.* (Media)	380	1,459
Qurate Retail, Inc.*—Class B (Broadline Retail)	6	50
Rackspace Technology, Inc.* (IT Services)	331	900
Radian Group, Inc. (Financial Services)	661	16,710
Radiant Logistics, Inc.* (Air Freight & Logistics)	155	1,042
Radius Global Infrastructure, Inc.*—Class A (Diversified Telecommunication Services)	356	5,304
RadNet, Inc.* (Health Care Providers & Services)	207	6,752
Rain Oncology, Inc.* (Pharmaceuticals)	71	85
Rallybio Corp.* (Biotechnology)	128	724
Ramaco Resources, Inc.—Class A (Metals & Mining)	95	802
Ramaco Resources, Inc.*—Class B (Metals & Mining)	20	210
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	458	29,390
Ranger Energy Services, Inc.* (Energy Equipment & Services)	65	666
Ranpak Holdings Corp.* (Containers & Packaging)	182	823
Rapid7, Inc.* (Software)	252	11,411
RAPT Therapeutics, Inc.* (Biotechnology)	124	2,319
Rayonier Advanced Materials, Inc.* (Chemicals)	268	1,147
RBB Bancorp (Banks)	70	836
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	36	2,736
RE/MAX Holdings, Inc. (Real Estate Management & Development)	73	1,406
Ready Capital Corp.(a) (Mortgage REITs)	672	7,580
Reata Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	120	12,235
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	572	4,273
Red River Bancshares, Inc. (Banks)	20	983
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	67	927
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	200	9,356
Red Violet, Inc.* (Professional Services)	47	967
Redfin Corp.* (Real Estate Management & Development)	446	5,539
Redwire Corp.* (Aerospace & Defense)	33	84
Redwood Trust, Inc. (Mortgage REITs)	478	3,045
REGENXBIO, Inc.* (Biotechnology)	170	3,398
Regional Management Corp. (Consumer Finance)	33	1,007
Relay Therapeutics, Inc.* (Biotechnology)	379	4,760
Remitly Global, Inc.* (Financial Services)	354	6,662
Renasant Corp. (Banks)	232	6,062
Reneo Pharmaceuticals, Inc.* (Biotechnology)	41	269
Rent the Runway, Inc.*—Class A (Specialty Retail)	202	400
Repay Holdings Corp.* (Financial Services)	341	2,670
Replimune Group, Inc.* (Biotechnology)	171	3,971
Republic Bancorp, Inc.—Class A (Banks)	36	1,530
Reservoir Media, Inc.* (Entertainment)	83	500
Resideo Technologies, Inc.* (Building Products)	615	10,861
Resources Connection, Inc. (Professional Services)	136	2,137
Retail Opportunity Investments Corp. (Retail REITs)	517	6,985
REV Group, Inc. (Machinery)	133	1,764
Revance Therapeutics, Inc.* (Pharmaceuticals)	350	8,859
REVOLUTION Medicines, Inc.* (Biotechnology)	425	11,369
Revolve Group, Inc.* (Specialty Retail)	172	2,821
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	65	2,263
RGC Resources, Inc. (Gas Utilities)	34	681
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	215	3,545
Ribbon Communications, Inc.* (Communications Equipment)	368	1,027
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	50	825
Rigel Pharmaceuticals, Inc.* (Biotechnology)	718	926
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	37	1,322

See accompanying notes to financial statements.

180 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Rimini Street, Inc.* (Software)	205	$982
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	503	860
Riot Platforms, Inc.* (Software)	671	7,931
RLJ Lodging Trust (Hotel & Resort REITs)	668	6,860
Rocket Lab USA, Inc.* (Aerospace & Defense)	1,170	7,020
Rocket Pharmaceuticals, Inc.* (Biotechnology)	235	4,669
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	29	609
Rogers Corp.* (Electronic Equipment, Instruments & Components)	73	11,821
Rover Group, Inc.* (Diversified Consumer Services)	390	1,915
RPC, Inc. (Energy Equipment & Services)	357	2,553
RPT Realty (Retail REITs)	361	3,772
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	174	10,569
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	26	1,770
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	264	824
RXO, Inc.* (Ground Transportation)	488	11,063
RxSight, Inc.* (Health Care Equipment & Supplies)	114	3,283
Ryerson Holding Corp. (Metals & Mining)	95	4,121
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	243	22,580
S&T Bancorp, Inc. (Banks)	163	4,432
Sabra Health Care REIT, Inc. (Health Care REITs)	972	11,440
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,376	4,389
Safe Bulkers, Inc. (Marine Transportation)	296	965
Safehold, Inc.(a) (Specialized REITs)	125	2,966
Safety Insurance Group, Inc. (Insurance)	60	4,303
Sage Therapeutics, Inc.* (Biotechnology)	222	10,438
Sally Beauty Holdings, Inc.* (Specialty Retail)	450	5,558
Sana Biotechnology, Inc.* (Biotechnology)	391	2,330
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	16	642
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	134	2,044
Sandy Spring Bancorp, Inc. (Banks)	184	4,173
Sangamo Therapeutics, Inc.* (Biotechnology)	605	787
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	242	14,585
Sapiens International Corp. N.V. (Software)	129	3,431
Saul Centers, Inc. (Retail REITs)	49	1,805
Savara, Inc.* (Biotechnology)	320	1,022
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	106	3,133
Schnitzer Steel Industries, Inc. (Metals & Mining)	109	3,269
Scholar Rock Holding Corp.* (Biotechnology)	119	897
Scholastic Corp. (Media)	120	4,667
Schrodinger, Inc.* (Health Care Technology)	229	11,432
Scilex Holding Co.* (Pharmaceuticals)	279	1,554
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	221	10,438
scPharmaceuticals, Inc.* (Pharmaceuticals)	121	1,233
Sculptor Capital Management, Inc. (Capital Markets)	105	927
Seacoast Banking Corp. of Florida (Banks)	354	7,823
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	101	1,154
Seadrill, Ltd.* (Energy Equipment & Services)	212	8,749
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	167	9,354
Security National Financial Corp.*—Class A (Financial Services)	50	444
Seer, Inc.* (Life Sciences Tools & Services)	246	1,050
Select Medical Holdings Corp. (Health Care Providers & Services)	436	13,891
Select Water Solutions, Inc. (Energy Equipment & Services)	357	2,892
Selecta Biosciences, Inc.* (Biotechnology)	487	545
Selective Insurance Group, Inc. (Insurance)	253	24,274
Selectquote, Inc.* (Insurance)	572	1,115
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	21	551
SEMrush Holdings, Inc.* (Software)	131	1,254
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	268	6,823
Seneca Foods Corp.*—Class A (Food Products)	22	719
Sensient Technologies Corp. (Chemicals)	177	12,590
Seres Therapeutics, Inc.* (Biotechnology)	408	1,954
Service Properties Trust (Hotel & Resort REITs)	692	6,013
ServisFirst Bancshares, Inc. (Banks)	214	8,757
SES AI Corp.* (Electrical Equipment)	524	1,279
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	483	4,506
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	159	12,357
Sharecare, Inc.* (Health Care Technology)	1,294	2,265
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	204	3,964
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	720	18,403
Shoe Carnival, Inc. (Specialty Retail)	70	1,644
Shore Bancshares, Inc. (Banks)	127	1,468
Shutterstock, Inc. (Interactive Media & Services)	104	5,062
SI-BONE, Inc.* (Health Care Equipment & Supplies)	146	3,939
Sierra Bancorp (Banks)	58	984
SIGA Technologies, Inc. (Pharmaceuticals)	193	975
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	91	753
Signet Jewelers, Ltd. (Specialty Retail)	187	12,203
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	133	20,979
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	161	5,231
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	74	2,155
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	40	810
Simmons First National Corp.—Class A (Banks)	530	9,143

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 181

Common Stocks, continued

	Shares	Value
Simpson Manufacturing Co., Inc. (Building Products)	180	$24,929
Simulations Plus, Inc. (Health Care Technology)	67	2,903
Sinclair, Inc. (Media)	148	2,045
SiriusPoint, Ltd.* (Insurance)	384	3,468
SITE Centers Corp. (Retail REITs)	800	10,576
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	72	8,494
Sitio Royalties Corp.—Class A (Oil, Gas & Consumable Fuels)	339	8,906
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	303	7,872
SJW Group (Water Utilities)	130	9,114
Skillsoft Corp.* (Professional Services)	336	417
Skyline Champion Corp.* (Household Durables)	225	14,726
Skyward Specialty Insurance Group, Inc.*(a) (Insurance)	44	1,118
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	74	697
SkyWest, Inc.* (Passenger Airlines)	203	8,266
SKYX Platforms Corp.* (Electrical Equipment)	238	633
SL Green Realty Corp.(a) (Office REITs)	276	8,294
Sleep Number Corp.* (Specialty Retail)	90	2,455
SM Energy Co. (Oil, Gas & Consumable Fuels)	504	15,942
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	203	5,889
SmartFinancial, Inc. (Banks)	67	1,441
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	773	2,961
Smith & Wesson Brands, Inc. (Leisure Products)	192	2,504
Snap One Holdings Corp.* (Household Durables)	77	897
Solaris Oilfield Infrastructure, Inc.—Class A (Energy Equipment & Services)	135	1,125
SolarWinds Corp.* (Software)	214	2,196
Solid Power, Inc.* (Automobile Components)	650	1,651
Solo Brands, Inc.*—Class A (Leisure Products)	92	521
SomaLogic, Inc.* (Life Sciences Tools & Services)	634	1,465
Sonic Automotive, Inc.—Class A (Specialty Retail)	66	3,146
Sonos, Inc.* (Household Durables)	533	8,704
SoundHound AI, Inc.* (Software)	587	2,671
SoundThinking, Inc.* (Software)	38	831
South Plains Financial, Inc. (Banks)	50	1,126
Southern First Bancshares, Inc.* (Banks)	32	792
Southern Missouri Bancorp, Inc. (Banks)	36	1,384
Southern States Bancshares, Inc. (Banks)	31	654
Southland Holdings, Inc.* (Construction & Engineering)	16	131
Southside Bancshares, Inc. (Banks)	123	3,218
SouthState Corp. (Banks)	320	21,055
Southwest Gas Holdings, Inc. (Gas Utilities)	259	16,485
Sovos Brands, Inc.* (Food Products)	167	3,267
SP Plus Corp.* (Commercial Services & Supplies)	82	3,207
SpartanNash Co. (Consumer Staples Distribution & Retail)	146	3,286
Sphere Entertainment Co.* (Entertainment)	109	2,986
Spire, Inc. (Gas Utilities)	216	13,703
Spirit Airlines, Inc. (Passenger Airlines)	460	7,894
Spok Holdings, Inc. (Wireless Telecommunication Services)	75	997
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	159	906
SpringWorks Therapeutics, Inc.* (Biotechnology)	244	6,398
Sprinklr, Inc.* (Software)	365	5,048
Sprout Social, Inc.*—Class A (Software)	201	9,278
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	435	15,978
SPS Commerce, Inc.* (Software)	154	29,578
SPX Technologies, Inc.* (Machinery)	185	15,719
Squarespace, Inc.*—Class A (IT Services)	187	5,898
STAAR Surgical Co.* (Health Care Equipment & Supplies)	204	10,724
Stagwell, Inc.* (Media)	454	3,273
Standard Motor Products, Inc. (Automobile Components)	89	3,339
Standex International Corp. (Machinery)	50	7,074
Star Holdings* (Diversified REITs)	54	792
Steelcase, Inc.—Class A (Commercial Services & Supplies)	370	2,853
Stellar Bancorp, Inc. (Banks)	204	4,670
Stem, Inc.*(a) (Electrical Equipment)	598	3,421
Stepan Co. (Chemicals)	89	8,505
StepStone Group, Inc.—Class A (Capital Markets)	226	5,607
Sterling Bancorp, Inc.* (Banks)	88	481
Sterling Check Corp.* (Professional Services)	99	1,214
Sterling Infrastructure, Inc.* (Construction & Engineering)	126	7,031
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	316	10,330
Stewart Information Services Corp. (Insurance)	112	4,608
Stitch Fix, Inc.*—Class A (Specialty Retail)	354	1,363
Stock Yards Bancorp, Inc. (Banks)	114	5,172
Stoke Therapeutics, Inc.* (Biotechnology)	116	1,233
StoneCo, Ltd.*—Class A (Financial Services)	1,222	15,568
Stoneridge, Inc.* (Automobile Components)	111	2,092
StoneX Group, Inc.* (Capital Markets)	75	6,231
Strategic Education, Inc. (Diversified Consumer Services)	95	6,445
Stratus Properties, Inc. (Real Estate Management & Development)	24	630
Stride, Inc.* (Diversified Consumer Services)	178	6,627
Sturm Ruger & Co., Inc. (Leisure Products)	73	3,866
Summit Financial Group, Inc. (Banks)	47	971
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	440	2,864
Summit Materials, Inc.*—Class A (Construction Materials)	501	18,963
Summit Therapeutics, Inc.* (Biotechnology)	486	1,220
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	158	3,552
SunCoke Energy, Inc. (Metals & Mining)	351	2,762

See accompanying notes to financial statements.

182 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	424	$7,763
SunOpta, Inc.* (Food Products)	381	2,549
SunPower Corp.* (Electrical Equipment)	366	3,587
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	875	8,855
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	572	1,659
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	195	48,603
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	206	6,192
Surgery Partners, Inc.* (Health Care Providers & Services)	283	12,732
Surmodics, Inc.* (Health Care Equipment & Supplies)	58	1,816
Sutro Biopharma, Inc.* (Biotechnology)	252	1,172
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	405	5,192
SWK Holdings Corp.* (Financial Services)	16	268
Sylvamo Corp. (Paper & Forest Products)	153	6,189
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	166	14,173
Syndax Pharmaceuticals, Inc.* (Biotechnology)	276	5,777
System1, Inc.* (Interactive Media & Services)	104	468
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	98	2,443
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	469	6,505
Tanger Factory Outlet Centers, Inc. (Retail REITs)	429	9,468
Tango Therapeutics, Inc.* (Biotechnology)	187	621
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	131	1,758
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	34	1,290
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	99	1,789
Taylor Morrison Home Corp.* (Household Durables)	442	21,556
TechTarget, Inc.* (Media)	109	3,393
Teekay Corp.* (Oil, Gas & Consumable Fuels)	280	1,691
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	100	3,823
TEGNA, Inc. (Media)	941	15,281
Tejon Ranch Co.* (Real Estate Management & Development)	88	1,514
Tela Bio, Inc.* (Health Care Equipment & Supplies)	67	679
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	415	3,415
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	2,237	3,154
Tenable Holdings, Inc.* (Software)	479	20,861
Tenaya Therapeutics, Inc.* (Biotechnology)	192	1,127
Tennant Co. (Machinery)	78	6,327
Terawulf, Inc.* (Software)	211	369
Terex Corp. (Machinery)	282	16,871
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	180	1,575
Terran Orbital Corp.*(a) (Aerospace & Defense)	357	536
Terreno Realty Corp. (Industrial REITs)	343	20,614
TETRA Technologies, Inc.* (Energy Equipment & Services)	526	1,778
Texas Capital Bancshares, Inc.* (Banks)	201	10,352
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	181	7,128
TG Therapeutics, Inc.* (Biotechnology)	576	14,308
The Andersons, Inc. (Consumer Staples Distribution & Retail)	135	6,230
The Bancorp, Inc.* (Banks)	224	7,314
The Bank of NT Butterfield & Son, Ltd. (Banks)	210	5,746
The Beauty Health Co.* (Personal Care Products)	343	2,871
The Brink's Co. (Commercial Services & Supplies)	194	13,159
The Buckle, Inc. (Specialty Retail)	128	4,429
The Cato Corp.—Class A (Specialty Retail)	73	586
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	204	7,054
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	148	5,292
The Children's Place, Inc.* (Specialty Retail)	50	1,161
The Duckhorn Portfolio, Inc.* (Beverages)	184	2,386
The E.W. Scripps Co.*—Class A (Media)	250	2,288
The Ensign Group, Inc. (Health Care Providers & Services)	229	21,859
The First Bancorp, Inc. (Banks)	41	998
The First Bancshares, Inc. (Banks)	127	3,282
The First of Long Island Corp. (Banks)	89	1,070
The GEO Group, Inc.* (Commercial Services & Supplies)	500	3,580
The Goodyear Tire & Rubber Co.* (Automobile Components)	1,182	16,170
The Gorman-Rupp Co. (Machinery)	96	2,768
The Greenbrier Cos., Inc. (Machinery)	132	5,689
The Hackett Group, Inc. (IT Services)	105	2,347
The Hain Celestial Group, Inc.* (Food Products)	375	4,691
The Joint Corp.* (Health Care Providers & Services)	60	810
The Lovesac Co.* (Household Durables)	59	1,590
The Macerich Co. (Retail REITs)	907	10,222
The Manitowoc Co., Inc.* (Machinery)	146	2,749
The Marcus Corp. (Entertainment)	102	1,513
The Necessity Retail REIT, Inc. (Retail REITs)	564	3,813
The ODP Corp.* (Specialty Retail)	144	6,742
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	92	673
The Pennant Group, Inc.* (Health Care Providers & Services)	121	1,486
The RMR Group, Inc.—Class A (Real Estate Management & Development)	65	1,506
The Shyft Group, Inc. (Machinery)	144	3,177
The Simply Good Foods Co.* (Food Products)	381	13,941
The St Joe Co. (Real Estate Management & Development)	145	7,009
The Vita Coco Co., Inc.* (Beverages)	120	3,224
The York Water Co. (Water Utilities)	60	2,476
Theravance Biopharma, Inc.* (Pharmaceuticals)	259	2,681

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 183

Common Stocks, continued

	Shares	Value
Thermon Group Holdings, Inc.* (Electrical Equipment)	140	$3,724
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	85	793
Third Coast Bancshares, Inc.* (Banks)	54	857
Third Harmonic Bio, Inc.* (Pharmaceuticals)	82	394
Thorne HealthTech, Inc.* (Personal Care Products)	59	277
Thoughtworks Holding, Inc.* (IT Services)	388	2,929
ThredUp, Inc.*—Class A (Specialty Retail)	301	734
Thryv Holdings, Inc.* (Media)	130	3,198
Tidewater, Inc.* (Energy Equipment & Services)	199	11,033
Tile Shop Holdings, Inc.* (Specialty Retail)	121	670
Tilly's, Inc.*—Class A (Specialty Retail)	94	659
Timberland Bancorp, Inc. (Banks)	32	819
TimkenSteel Corp.* (Metals & Mining)	182	3,926
Tingo Group, Inc.* (Electronic Equipment, Instruments & Components)	512	620
Tiptree, Inc. (Insurance)	101	1,516
Titan International, Inc.* (Machinery)	220	2,526
Titan Machinery, Inc.* (Trading Companies & Distributors)	86	2,537
Tompkins Financial Corp. (Banks)	58	3,231
Topgolf Callaway Brands Corp.* (Leisure Products)	604	11,989
Torrid Holdings, Inc.* (Specialty Retail)	51	143
Towne Bank (Banks)	295	6,856
Townsquare Media, Inc. (Media)	49	584
TPG RE Finance Trust, Inc. (Mortgage REITs)	290	2,149
TPI Composites, Inc.* (Electrical Equipment)	176	1,825
Traeger, Inc.* (Household Durables)	147	625
Transcat, Inc.* (Trading Companies & Distributors)	31	2,645
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	8	293
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	133	11,169
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	113	384
Travere Therapeutics, Inc.* (Biotechnology)	306	4,700
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	190	4,860
Tredegar Corp. (Metals & Mining)	111	740
TreeHouse Foods, Inc.* (Food Products)	216	10,882
Trevi Therapeutics, Inc.* (Pharmaceuticals)	175	418
Tri Pointe Homes, Inc.* (Household Durables)	416	13,670
TriCo Bancshares (Banks)	130	4,316
TriMas Corp. (Containers & Packaging)	174	4,783
TriNet Group, Inc.* (Professional Services)	158	15,005
Trinity Industries, Inc. (Machinery)	341	8,767
Trinseo PLC (Chemicals)	147	1,862
Triton International, Ltd. (Trading Companies & Distributors)	229	19,067
Triumph Financial, Inc.* (Banks)	93	5,647
Triumph Group, Inc.* (Aerospace & Defense)	270	3,340
Tronox Holdings PLC (Chemicals)	491	6,241
TrueBlue, Inc.* (Professional Services)	128	2,267
TrueCar, Inc.* (Interactive Media & Services)	370	836
Trupanion, Inc.*(a) (Insurance)	166	3,267
TrustCo Bank Corp. (Banks)	78	2,232
Trustmark Corp. (Banks)	255	5,386
TTEC Holdings, Inc. (Professional Services)	82	2,775
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	429	5,963
Tucows, Inc.*—Class A (IT Services)	42	1,165
Turning Point Brands, Inc. (Tobacco)	72	1,729
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	66	769
TuSimple Holdings, Inc.*—Class A (Ground Transportation)	693	1,150
Tutor Perini Corp.* (Construction & Engineering)	178	1,273
Twist Bioscience Corp.*(a) (Biotechnology)	239	4,890
Two Harbors Investment Corp. (Mortgage REITs)	408	5,663
Tyra Biosciences, Inc.* (Biotechnology)	59	1,005
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	54	6,555
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	316	3,833
Udemy, Inc.* (Diversified Consumer Services)	360	3,863
UFP Industries, Inc. (Building Products)	252	24,456
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	30	5,816
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	187	7,192
UMB Financial Corp. (Banks)	186	11,327
UMH Properties, Inc. (Residential REITs)	231	3,691
UniFirst Corp. (Commercial Services & Supplies)	63	9,766
Unisys Corp.* (IT Services)	279	1,110
United Bankshares, Inc. (Banks)	549	16,289
United Community Banks, Inc. (Banks)	485	12,120
United Fire Group, Inc. (Insurance)	88	1,994
United Homes Group, Inc.* (Household Durables)	26	290
United Insurance Holdings Corp.* (Insurance)	82	366
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	249	4,868
United States Lime & Minerals, Inc. (Construction Materials)	9	1,880
Uniti Group, Inc. (Specialized REITs)	1,000	4,620
Unitil Corp. (Multi-Utilities)	67	3,398
Unity Bancorp, Inc. (Banks)	31	731
Universal Corp. (Tobacco)	101	5,044
Universal Health Realty Income Trust (Health Care REITs)	54	2,569
Universal Insurance Holdings, Inc. (Insurance)	106	1,636
Universal Logistics Holdings, Inc. (Ground Transportation)	28	807
Universal Technical Institute, Inc.* (Diversified Consumer Services)	138	954
Univest Financial Corp. (Banks)	122	2,206
Upbound Group, Inc. (Specialty Retail)	231	7,191
Upstart Holdings, Inc.*(a) (Consumer Finance)	302	10,815
Upwork, Inc.* (Professional Services)	519	4,847
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,544	5,250
Urban Edge Properties (Retail REITs)	482	7,437
Urban One, Inc.* (Media)	35	210
Urban One, Inc.* (Media)	53	318

See accompanying notes to financial statements.

184 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Urban Outfitters, Inc.* (Specialty Retail)	268	$8,879
UroGen Pharma, Ltd.* (Biotechnology)	82	849
Urstadt Biddle Properties, Inc.—Class A (Retail REITs)	120	2,551
USANA Health Sciences, Inc.* (Personal Care Products)	48	3,026
USCB Financial Holdings, Inc.* (Banks)	44	449
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	14	1,305
Utz Brands, Inc. (Food Products)	302	4,941
V2X, Inc.* (Aerospace & Defense)	48	2,379
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	452	1,700
Valaris, Ltd.* (Energy Equipment & Services)	258	16,236
Valhi, Inc. (Chemicals)	10	129
Valley National Bancorp (Banks)	1,812	14,043
Value Line, Inc. (Capital Markets)	4	184
Vanda Pharmaceuticals, Inc.* (Biotechnology)	237	1,562
Varex Imaging Corp.* (Health Care Equipment & Supplies)	163	3,842
Varonis Systems, Inc.* (Software)	456	12,152
Vaxcyte, Inc.* (Biotechnology)	386	19,277
Vaxxinity, Inc.* (Biotechnology)	179	451
Vector Group, Ltd. (Tobacco)	610	7,814
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	213	5,470
Velo3D, Inc.*(a) (Machinery)	373	806
Velocity Financial, Inc.* (Financial Services)	37	427
Ventyx Biosciences, Inc.* (Pharmaceuticals)	196	6,429
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	110	703
Vera Therapeutics, Inc.* (Biotechnology)	142	2,279
Veracyte, Inc.* (Biotechnology)	305	7,768
Veradigm, Inc.* (Health Care Technology)	453	5,708
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	18	117
Vericel Corp.* (Biotechnology)	200	7,514
Verint Systems, Inc.* (Software)	265	9,291
Veris Residential, Inc.* (Residential REITs)	332	5,329
Veritex Holdings, Inc. (Banks)	220	3,945
Veritiv Corp. (Trading Companies & Distributors)	55	6,909
Veritone, Inc.* (Software)	110	431
Verra Mobility Corp.* (Professional Services)	586	11,556
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	88	508
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	283	1,769
Verve Therapeutics, Inc.* (Biotechnology)	213	3,994
Viad Corp.* (Commercial Services & Supplies)	85	2,285
Viant Technology, Inc.*—Class A (Software)	60	277
Viavi Solutions, Inc.* (Communications Equipment)	938	10,628
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	294	538
Vicor Corp.* (Electrical Equipment)	93	5,022
Victory Capital Holdings, Inc.—Class A (Capital Markets)	116	3,659
Viemed Healthcare, Inc.* (Health Care Providers & Services)	143	1,399
ViewRay, Inc.* (Health Care Equipment & Supplies)	628	221
Vigil Neuroscience, Inc.* (Biotechnology)	67	630
Viking Therapeutics, Inc.* (Biotechnology)	403	6,533
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	36	822
Vimeo, Inc.* (Interactive Media & Services)	639	2,633
Vir Biotechnology, Inc.* (Biotechnology)	351	8,610
Virgin Galactic Holdings, Inc.*(a) (Aerospace & Defense)	1,060	4,113
Virginia National Bankshares Corp. (Banks)	20	643
Viridian Therapeutics, Inc.* (Biotechnology)	177	4,211
Virtus Investment Partners, Inc. (Capital Markets)	29	5,727
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	541	15,905
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	52	1,932
Vista Outdoor, Inc.* (Leisure Products)	237	6,558
Visteon Corp.* (Automobile Components)	118	16,947
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	71	3,206
Vital Farms, Inc.* (Food Products)	128	1,535
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	105	2,352
Vivid Seats, Inc.*—Class A (Entertainment)	107	847
Vizio Holding Corp.*—Class A (Household Durables)	318	2,147
Vor BioPharma, Inc.* (Biotechnology)	158	488
VOXX International Corp.* (Household Durables)	58	724
Voyager Therapeutics, Inc.* (Biotechnology)	133	1,523
VSE Corp. (Commercial Services & Supplies)	45	2,461
Vuzix Corp.* (Household Durables)	248	1,265
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	412	1,594
Wabash National Corp. (Machinery)	199	5,102
Waldencast PLC* (Personal Care Products)	84	649
Walker & Dunlop, Inc. (Financial Services)	134	10,598
Warby Parker, Inc.*—Class A (Specialty Retail)	356	4,162
Warrior Met Coal, Inc. (Metals & Mining)	217	8,452
Washington Federal, Inc. (Banks)	275	7,293
Washington Trust Bancorp, Inc. (Banks)	71	1,904
Waterstone Financial, Inc. (Financial Services)	77	1,116
Watts Water Technologies, Inc.—Class A (Machinery)	115	21,128
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	248	903
WD-40 Co. (Household Products)	57	10,752
Weatherford International PLC* (Energy Equipment & Services)	299	19,860
Weave Communications, Inc.* (Software)	138	1,533
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	69	4,430
Werner Enterprises, Inc. (Ground Transportation)	266	11,752
WesBanco, Inc. (Banks)	242	6,198
West Bancorp, Inc. (Banks)	68	1,252
Westamerica Bancorp (Banks)	110	4,213
Westrock Coffee Co.* (Food Products)	119	1,294
Weyco Group, Inc. (Distributors)	25	667
Whitestone REIT (Retail REITs)	204	1,979

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 185

Common Stocks, continued

	Shares	Value
WideOpenWest, Inc.* (Media)	216	$1,823
Willdan Group, Inc.* (Professional Services)	51	977
Willis Lease Finance Corp.* (Trading Companies & Distributors)	12	470
Winmark Corp. (Specialty Retail)	12	3,990
Winnebago Industries, Inc. (Automobile Components)	125	8,336
WisdomTree, Inc. (Capital Markets)	579	3,972
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	326	4,789
Workhorse Group, Inc.* (Automobile Components)	696	607
Workiva, Inc.* (Software)	205	20,841
World Acceptance Corp.* (Consumer Finance)	16	2,144
World Kinect Corp. (Oil, Gas & Consumable Fuels)	259	5,356
Worthington Industries, Inc. (Metals & Mining)	129	8,962
WSFS Financial Corp. (Banks)	257	9,694
WW International, Inc.* (Diversified Consumer Services)	229	1,539
X4 Pharmaceuticals, Inc.* (Biotechnology)	516	1,001
Xencor, Inc.* (Biotechnology)	243	6,068
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	468	5,761
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	558	1,462
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	482	7,177
XOMA Corp.* (Biotechnology)	31	586
Xometry, Inc.*—Class A (Trading Companies & Distributors)	142	3,008
XPEL, Inc.* (Automobile Components)	95	8,001
Xperi, Inc.* (Software)	177	2,328
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	104	1,794
Yelp, Inc.* (Interactive Media & Services)	283	10,304
Yext, Inc.* (Software)	449	5,078
Y-mAbs Therapeutics, Inc.* (Biotechnology)	154	1,046
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	206	5,811
Zeta Global Holdings Corp.*—Class A (Software)	563	4,808
Zevia PBC*—Class A (Beverages)	105	453
Zevra Therapeutics, Inc.* (Pharmaceuticals)	146	745
Ziff Davis, Inc.* (Interactive Media & Services)	198	13,871
Zimvie, Inc.* (Health Care Equipment & Supplies)	108	1,213
ZipRecruiter, Inc.* (Interactive Media & Services)	293	5,204
Zumiez, Inc.* (Specialty Retail)	67	1,116
Zuora, Inc.*—Class A (Software)	519	5,693
Zura Bio, Ltd.* (Biotechnology)	32	262
Zurn Elkay Water Solutions Corp. (Building Products)	621	16,699
Zymeworks, Inc.* (Biotechnology)	224	1,935
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	83	796
TOTAL COMMON STOCKS (Cost $7,545,166)		10,057,655

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (22.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $3,068,259	$3,067,000	$3,067,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,067,000)		3,067,000

Collateral for Securities Loaned(e) (2.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.06%(f)	313,320	$313,320
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $313,320)		313,320
TOTAL INVESTMENT SECURITIES (Cost $10,925,486)—98.0%		13,437,975
Net other assets (liabilities)—2.0%		270,644
NET ASSETS—100.0%		$13,708,619

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2023, these securities represented 0.000% of the net assets of the Fund.
(a)	All or part of this security was on loan as of June 30, 2023. The total value of securities on loan as of June 30, 2023 was $304,572.
(b)	Amount is less than $0.50.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $2,152,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Securities were purchased with cash collateral held from securities on loan at June 30, 2023.
(f)	Rate periodically changes. Rate disclosed is the daily yield on June 30, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

186 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	9	9/18/23	$856,665	$1,424

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	7/27/23	5.12%	$2,057,318	$42,101
Russell 2000 Index	Goldman Sachs International	7/27/23	5.47%	4,002,218	73,692
				$6,059,536	$115,793
iShares Russell 2000 ETF	UBS AG	7/27/23	4.87%	$2,118,807	$43,403
Russell 2000 Index	UBS AG	7/27/23	5.07%	8,327,411	172,494
				$10,446,218	$215,897
				$16,505,754	$331,690

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 187

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Aerospace & Defense	$104,037	0.8%
Air Freight & Logistics	28,251	0.2%
Automobile Components	163,693	1.2%
Automobiles	543	NM
Banks	790,264	5.8%
Beverages	38,930	0.3%
Biotechnology	757,766	5.5%
Broadline Retail	6,607	NM
Building Products	175,840	1.3%
Capital Markets	140,000	1.0%
Chemicals	208,414	1.6%
Commercial Services & Supplies	153,356	1.1%
Communications Equipment	81,075	0.6%
Construction & Engineering	150,253	1.1%
Construction Materials	30,152	0.2%
Consumer Finance	81,643	0.6%
Consumer Staples Distribution & Retail	55,126	0.4%
Containers & Packaging	32,622	0.2%
Distributors	2,247	NM
Diversified Consumer Services	98,020	0.7%
Diversified REITs	57,729	0.4%
Diversified Telecommunication Services	50,801	0.4%
Electric Utilities	76,367	0.6%
Electrical Equipment	165,078	1.2%
Electronic Equipment, Instruments & Components	285,258	2.1%
Energy Equipment & Services	233,563	1.7%
Entertainment	39,037	0.3%
Financial Services	211,136	1.5%
Food Products	119,654	0.9%
Gas Utilities	102,005	0.7%
Ground Transportation	48,247	0.4%
Health Care Equipment & Supplies	357,208	2.6%
Health Care Providers & Services	280,061	2.0%
Health Care REITs	59,307	0.4%
Health Care Technology	62,128	0.5%
Hotel & Resort REITs	84,585	0.6%
Hotels, Restaurants & Leisure	238,009	1.7%
Household Durables	217,197	1.6%
Household Products	29,705	0.2%
Independent Power and Renewable Electricity Producers	29,317	0.2%
Industrial Conglomerates	2,058	NM
Industrial REITs	45,156	0.3%
Insurance	171,359	1.3%
Interactive Media & Services	73,411	0.5%
IT Services	51,708	0.4%
Leisure Products	45,552	0.3%
Life Sciences Tools & Services	42,048	0.3%
Machinery	380,400	2.7%
Marine Transportation	26,695	0.2%
Media	74,946	0.5%
Metals & Mining	183,987	1.3%
Mortgage REITs	123,514	0.9%
Multi-Utilities	47,079	0.3%
Office REITs	70,657	0.5%
Oil, Gas & Consumable Fuels	449,721	3.3%
Paper & Forest Products	8,943	0.1%
Passenger Airlines	57,165	0.4%
Personal Care Products	88,157	0.6%
Pharmaceuticals	201,155	1.5%
Professional Services	244,195	1.8%
Real Estate Management & Development	75,679	0.6%
Residential REITs	47,143	0.3%
Retail REITs	123,229	1.0%
Semiconductors & Semiconductor Equipment	334,486	2.4%
Software	545,553	3.9%
Specialized REITs	48,991	0.4%
Specialty Retail	244,890	1.9%
Technology Hardware, Storage & Peripherals	75,403	0.6%
Textiles, Apparel & Luxury Goods	45,333	0.3%
Tobacco	14,687	0.1%
Trading Companies & Distributors	207,375	1.5%
Water Utilities	48,644	0.4%
Wireless Telecommunication Services	13,105	0.1%
Other**	3,650,964	26.7%
Total	$13,708,619	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

188 :: ProFund VP U.S. Government Plus :: Schedule of Portfolio Investments :: June 30, 2023 (unaudited)

U.S. Treasury Obligation (43.3%)

	Principal Amount	Value
U.S. Treasury Bonds, 3.63%, 5/15/53	$4,040,000	$3,884,712
TOTAL U.S. TREASURY OBLIGATION (Cost $3,888,843)		3,884,712

Repurchase Agreements(a)(b)  (57.5%)

Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $5,165,120	5,163,000	5,163,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,163,000)		5,163,000
TOTAL INVESTMENT SECURITIES (Cost $9,051,843)—100.8%		9,047,712
Net other assets (liabilities)—(0.8)%		(69,451)
NET ASSETS—100.0%		$8,978,261

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2023, the aggregate amount held in a segregated account was $140,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.625% due on 5/15/53	Citibank North America	7/17/23	5.25%	$2,163,516	$(6,691)
30-Year U.S. Treasury Bond, 3.625% due on 5/15/53	Societe' Generale	7/17/23	5.33%	5,086,666	(7,490)
				$7,250,182	$(14,181)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Utilities :: 189

Common Stocks (98.2%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	7,717	$404,988
Ameren Corp. (Multi-Utilities)	8,062	658,424
American Electric Power Co., Inc. (Electric Utilities)	15,803	1,330,613
American Water Works Co., Inc. (Water Utilities)	5,975	852,931
Atmos Energy Corp. (Gas Utilities)	4,435	515,968
CenterPoint Energy, Inc. (Multi-Utilities)	19,372	564,694
CMS Energy Corp. (Multi-Utilities)	8,953	525,989
Consolidated Edison, Inc. (Multi-Utilities)	10,638	961,675
Constellation Energy Corp. (Electric Utilities)	9,959	911,746
Dominion Energy, Inc. (Multi-Utilities)	25,662	1,329,035
DTE Energy Co. (Multi-Utilities)	6,327	696,097
Duke Energy Corp. (Electric Utilities)	23,658	2,123,069
Edison International (Electric Utilities)	11,757	816,524
Entergy Corp. (Electric Utilities)	6,491	632,029
Evergy, Inc. (Electric Utilities)	7,051	411,919
Eversource Energy (Electric Utilities)	10,709	759,482
Exelon Corp. (Electric Utilities)	30,531	1,243,833
FirstEnergy Corp. (Electric Utilities)	16,706	649,529
NextEra Energy, Inc. (Electric Utilities)	62,112	4,608,711
NiSource, Inc. (Multi-Utilities)	12,680	346,798
NRG Energy, Inc. (Electric Utilities)	7,068	264,273
PG&E Corp.* (Electric Utilities)	49,625	857,520
Pinnacle West Capital Corp. (Electric Utilities)	3,477	283,236
PPL Corp. (Electric Utilities)	22,627	598,710
Public Service Enterprise Group, Inc. (Multi-Utilities)	15,317	958,997
Sempra Energy (Multi-Utilities)	9,659	1,406,253
The AES Corp. (Independent Power and Renewable Electricity Producers)	20,547	425,939
The Southern Co. (Electric Utilities)	33,474	2,351,549
WEC Energy Group, Inc. (Multi-Utilities)	9,683	854,428
Xcel Energy, Inc. (Electric Utilities)	16,895	1,050,362
TOTAL COMMON STOCKS (Cost $14,158,014)		29,395,321

Repurchase Agreements(a)  (1.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.82%–4.96%, dated 6/30/23, due 7/3/23, total to be received $508,209	$508,000	$508,000
TOTAL REPURCHASE AGREEMENTS (Cost $508,000)		508,000
TOTAL INVESTMENT SECURITIES (Cost $14,666,014)—99.9%		29,903,321
Net other assets (liabilities)—0.1%		21,876
NET ASSETS—100.0%		$29,925,197

*	Non-income producing security.

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	7/24/23	5.67%	$618,419	$(1,761)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of June 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of June 30, 2023:

	Value	% of Net Assets
Electric Utilities	$19,298,093	64.5%
Gas Utilities	515,968	1.7%
Independent Power and Renewable Electricity Producers	425,939	1.4%
Multi-Utilities	8,302,390	27.7%
Water Utilities	852,931	2.9%
Other**	529,876	1.8%
Total	$29,925,197	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

This Page Intentionally Left Blank

Statements of Assets and Liabilities

192 :: Statements of Assets and Liabilities :: June 30, 2023 (unaudited)

	ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear
ASSETS:
Total Investment Securities, at cost	$15,328,624	$12,046,391	$3,138,706	$4,702,000
Securities, at value(a)	7,876,107	17,412,984	3,748,263	—
Repurchase agreements, at value	7,373,000	18,000	45,000	4,702,000
Total Investment Securities, at value	15,249,107	17,430,984	3,793,263	4,702,000
Cash	426	19,348	559	436
Segregated cash balances for futures contracts with brokers	37,085	—	—	24,640
Segregated cash balances for credit default swap agreements with brokers	1,239,074	—	—	—
Segregated cash balances for swap agreements with custodian	—	—	60,000	2,000
Dividends and interest receivable	25,725	58,794	10,121	644
Receivable for capital shares issued	697	3,361	76,243	427,541
Unrealized appreciation on swap agreements	—	—	2,573	—
Variation margin on futures contracts	1,125	—	—	—
Variation margin on credit default swap agreements	92,202	—	—	—
Prepaid expenses	78	132	73	285
TOTAL ASSETS	16,645,519	17,512,619	3,942,832	5,157,546
LIABILITIES:
Payable for investments purchased	—	18,529	—	—
Payable for collateral for securities loaned	—	1,853,791	128,455	—
Payable for capital shares redeemed	1,453	1,674	49	58,981
Unrealized depreciation on swap agreements	—	—	—	68,410
Variation margin on futures contracts	—	—	—	5,250
Advisory fees payable	7,349	7,459	1,895	2,770
Management services fees payable	980	995	253	369
Administration fees payable	1,058	1,298	299	399
Administrative services fees payable	5,612	5,812	1,435	2,238
Distribution fees payable	5,692	8,544	1,508	2,621
Transfer agency fees payable	919	1,129	260	347
Fund accounting fees payable	589	732	192	223
Compliance services fees payable	159	206	56	59
Other accrued expenses	9,173	10,014	3,589	3,227
TOTAL LIABILITIES	32,984	1,910,183	137,991	144,894
NET ASSETS	$16,612,535	$15,602,436	$3,804,841	$5,012,652
NET ASSETS CONSIST OF:
Capital	$20,846,414	$15,967,348	$9,559,043	$28,284,667
Total distributable earnings (loss)	(4,233,879)	(364,912)	(5,754,202)	(23,272,015)
NET ASSETS	$16,612,535	$15,602,436	$3,804,841	$5,012,652
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	676,959	433,782	177,278	333,928
NET ASSET VALUE (offering and redemption price per share):	$24.54	$35.97	$21.46	$15.01
(a) Includes securities on loan valued at:	$—	$1,887,939	$123,561	$—

†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Statements of Assets and Liabilities :: 193

ProFund VP Biotechnology	ProFund VP Bull	ProFund VP Communication Services†	ProFund VP Consumer Discretionary†	ProFund VP Consumer Staples†	ProFund VP Dow 30

$41,941,665	$24,927,575	$4,954,736	$14,694,584	$7,803,060	$320,000
47,272,770	37,542,952	5,913,086	21,294,709	12,820,272	—
1,419,000	14,645,000	158,000	793,000	163,000	320,000
48,691,770	52,187,952	6,071,086	22,087,709	12,983,272	320,000
665	970	986	125	476	858
—	147,840	—	—	—	—
—	—	—	—	—	—
345,000	2,000	—	—	—	—
3,631	26,245	1,024	4,451	34,052	43
5,406	951,113	—	96,501	17,422	—
—	190,849	3,493	12,775	1,320	4,400
—	31,500	—	—	—	—
—	—	—	—	—	—
352	2,860	34	135	110	2
49,046,824	53,541,329	6,076,623	22,201,696	13,036,652	325,303

—	—	—	—	—	—
2,275,184	98,937	45,144	—	—	—
187,173	893	97,824	12,600	2,299	10
38,951	—	—	—	—	—
—	—	—	—	—	—
29,977	29,284	3,416	10,807	6,968	194
3,997	3,905	455	1,441	929	26
3,929	4,132	519	1,635	1,108	23
17,969	22,496	2,549	9,427	6,238	120
27,056	24,704	2,507	9,055	6,725	133
3,417	3,594	451	1,422	964	22
2,227	2,455	297	932	632	14
576	548	59	213	163	3
42,479	28,702	3,479	11,137	10,686	186
2,632,935	219,650	156,700	58,669	36,712	731
$46,413,889	$53,321,679	$5,919,923	$22,143,027	$12,999,940	$324,572

$16,806,659	$18,885,941	$5,800,912	$11,747,460	$3,255,367	$1,988,784
29,607,230	34,435,738	119,011	10,395,567	9,744,573	(1,664,212)
$46,413,889	$53,321,679	$5,919,923	$22,143,027	$12,999,940	$324,572
637,187	946,336	171,280	335,445	243,267	17,242
$72.84	$56.35	$34.56	$66.01	$53.44	$18.82
$2,126,429	$97,335	$43,530	$—	$—	$—

See accompanying notes to financial statements.

194 :: Statements of Assets and Liabilities :: June 30, 2023 (unaudited)

	ProFund VP Emerging Markets	ProFund VP Energy†	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar
ASSETS:
Total Investment Securities, at cost	$15,555,486	$19,737,428	$10,844,861	$1,123,000
Securities, at value(a)	22,582,569	48,435,311	16,435,664	—
Repurchase agreements, at value	753,000	330,000	—	1,123,000
Total Investment Securities, at value	23,335,569	48,765,311	16,435,664	1,123,000
Cash	754	867	—	665
Segregated cash balances for swap agreements with custodian	—	90,000	—	—
Segregated cash balances for forward currency contracts with custodian	—	—	—	345
Unrealized appreciation on forward currency contracts	—	—	—	13,292
Dividends and interest receivable	128,610	28,555	43,748	154
Receivable for capital shares issued	3,433,049	21,877	207,558	253
Due from Advisor under an expense limitation agreement	—	—	—	129
Unrealized appreciation on swap agreements	—	15,463	—	—
Prepaid expenses	149	437	126	6
Receivable for tax reclaims	1,555	—	35,715	—
TOTAL ASSETS	26,899,686	48,922,510	16,722,811	1,137,844
LIABILITIES:
Cash overdraft	—	—	35,306	—
Payable for investments purchased	2,498,051	—	150,098	—
Payable for collateral for securities loaned	568,025	—	2,136,013	—
Payable for capital shares redeemed	527	68,338	247	13,142
Unrealized depreciation on forward currency contracts	—	—	—	5,484
Unrealized depreciation on swap agreements	13,210	—	—	—
Advisory fees payable	10,964	25,822	6,266	—
Management services fees payable	1,462	3,443	836	—
Administration fees payable	1,672	3,923	1,149	86
Administrative services fees payable	11,612	25,969	5,888	612
Distribution fees payable	12,479	26,042	7,858	637
Transfer agency fees payable	1,454	3,412	1,000	75
Fund accounting fees payable	946	2,193	649	48
Compliance services fees payable	227	702	180	8
Other accrued expenses	15,762	43,296	11,637	2,455
TOTAL LIABILITIES	3,136,391	203,140	2,357,127	22,547
NET ASSETS	$23,763,295	$48,719,370	$14,365,684	$1,115,297
NET ASSETS CONSIST OF:
Capital	$26,669,342	$23,534,523	$13,460,717	$1,492,408
Total distributable earnings (loss)	(2,906,047)	25,184,847	904,967	(377,111)
NET ASSETS	$23,763,295	$48,719,370	$14,365,684	$1,115,297
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	882,528	1,175,686	590,744	73,218
NET ASSET VALUE (offering and redemption price per share):	$26.93	$41.44	$24.32	$15.23
(a) Includes securities on loan valued at:	$563,013	$—	$2,120,260	$—

†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Statements of Assets and Liabilities :: 195

ProFund VP Financials	ProFund VP Government Money Market	ProFund VP Health Care	ProFund VP Industrials	ProFund VP International	ProFund VP Internet

$8,248,849	$35,148,694	$8,434,268	$7,605,200	$11,556,000	$6,398,577
23,519,844	11,952,694	37,984,925	14,584,156	—	11,056,523
1,132,000	23,196,000	180,000	292,000	11,556,000	430,000
24,651,844	35,148,694	38,164,925	14,876,156	11,556,000	11,486,523
153	510	225	795	575	548
—	—	40,000	—	17,051	—
—	—	—	—	—	—
—	—	—	—	—	—
14,888	3,175	30,012	10,284	1,582	62
7,548	254,821	31,296	324,928	246,346	—
—	—	—	—	—	—
8,841	—	37	15,369	112,152	7,026
221	295	303	108	86	76
—	—	—	—	—	—
24,683,495	35,407,495	38,266,798	15,227,640	11,933,792	11,494,235

—	—	—	—	—	—
—	—	—	—	—	—
60,987	—	—	—	—	—
16,877	524,104	225	8,733	393	128,323
—	—	—	—	—	—
—	—	—	—	—	—
12,731	4,043	20,165	7,271	7,170	5,906
1,698	539	2,689	969	956	788
1,916	1,303	3,054	1,141	917	897
10,215	—	13,027	5,890	7,837	4,167
11,983	—	15,951	5,961	8,053	4,381
1,667	2,543	2,656	992	873	780
1,099	1,709	1,725	665	559	512
330	454	490	161	132	115
20,275	2,855	28,997	8,637	8,461	5,897
139,778	537,550	88,979	40,420	35,351	151,766
$24,543,717	$34,869,945	$38,177,819	$15,187,220	$11,898,441	$11,342,469

$9,740,136	$34,909,311	$4,513,883	$5,089,182	$13,871,073	$6,278,231
14,803,581	(39,366)	33,663,936	10,098,038	(1,972,632)	5,064,238
$24,543,717	$34,869,945	$38,177,819	$15,187,220	$11,898,441	$11,342,469
570,132	34,909,311	522,477	167,247	602,676	525,120
$43.05	$1.00	$73.07	$90.81	$19.74	$21.60
$58,982	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

196 :: Statements of Assets and Liabilities :: June 30, 2023 (unaudited)

	ProFund VP Japan	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	ProFund VP Materials†
ASSETS:
Total Investment Securities, at cost	$11,486,000	$15,525,000	$11,915,694	$7,720,111
Securities, at value(a)	—	25,753,961	17,201,656	16,163,740
Repurchase agreements, at value	11,486,000	144,000	21,000	249,000
Total Investment Securities, at value	11,486,000	25,897,961	17,222,656	16,412,740
Cash	762	569	599	46
Segregated cash balances for futures contracts with brokers	484,220	—	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	90,000
Dividends and interest receivable	1,572	11,848	13,421	21,797
Receivable for investments sold	—	—	29,961	—
Receivable for capital shares issued	215,914	2,065	12	1,312
Unrealized appreciation on swap agreements	1,417	—	—	6,729
Variation margin on futures contracts	92,322	—	—	—
Prepaid expenses	52	1,137	912	119
TOTAL ASSETS	12,282,259	25,913,580	17,267,561	16,532,743
LIABILITIES:
Payable for collateral for securities loaned	—	91,509	18,631	—
Payable for capital shares redeemed	54,334	17,661	12,992	3,878
Unrealized depreciation on swap agreements	—	—	—	—
Advisory fees payable	7,121	10,858	7,866	8,237
Management services fees payable	950	1,448	1,049	1,098
Administration fees payable	1,009	1,708	1,344	1,276
Administrative services fees payable	5,179	7,295	6,303	8,040
Distribution fees payable	5,459	7,162	5,684	8,292
Transfer agency fees payable	878	1,486	1,169	1,109
Fund accounting fees payable	563	1,022	871	720
Compliance services fees payable	95	223	181	183
Other accrued expenses	5,998	12,147	9,836	11,251
TOTAL LIABILITIES	81,586	152,519	65,926	44,084
NET ASSETS	$12,200,673	$25,761,061	$17,201,635	$16,488,659
NET ASSETS CONSIST OF:
Capital	$10,286,316	$12,348,983	$12,776,307	$9,678,200
Total distributable earnings (loss)	1,914,357	13,412,078	4,425,328	6,810,459
NET ASSETS	$12,200,673	$25,761,061	$17,201,635	$16,488,659
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	190,110	449,691	343,012	198,872
NET ASSET VALUE (offering and redemption price per share):	$64.18	$57.29	$50.15	$82.91
(a) Includes securities on loan valued at:	$—	$90,451	$18,001	$—

†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Statements of Assets and Liabilities :: 197

ProFund VP Mid-Cap	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Nasdaq-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals

$9,518,000	$9,040,667	$9,238,472	$67,317,473	$9,387,370	$24,198,000
—	12,439,413	12,011,503	79,460,115	11,869,053	—
9,518,000	31,000	39,000	49,632,000	43,000	24,198,000
9,518,000	12,470,413	12,050,503	129,092,115	11,912,053	24,198,000
23	870	837	346	549	286
79,200	—	—	184,800	—	—
2,000	—	—	2,000	30,000	2,000
1,303	10,167	17,242	18,847	4,253	3,312
—	—	—	—	59,935	—
—	9,118	9,834	1,670,874	1,485	180,319
151,945	—	—	721,140	—	260,912
8,250	—	—	23,675	—	—
573	751	716	728	95	207
9,761,294	12,491,319	12,079,132	131,714,525	12,008,370	24,645,036

—	204,644	128,938	758,667	670,975	—
3,823	6,749	5,741	44,152	48,173	3,282
—	—	—	—	9,803	—
5,144	5,263	5,119	67,924	6,257	13,519
686	702	682	9,057	834	1,802
775	951	932	9,712	933	1,885
5,866	4,069	4,138	56,729	6,521	13,168
5,928	3,111	3,412	59,680	6,571	13,390
674	827	810	8,447	811	1,794
432	601	609	5,441	532	1,149
132	150	150	1,135	156	301
5,923	7,508	7,500	73,943	8,708	18,410
29,383	234,575	158,031	1,094,887	760,274	68,700
$9,731,911	$12,256,744	$11,921,101	$130,619,638	$11,248,096	$24,576,336

$11,725,093	$9,303,839	$10,408,906	$59,786,372	$8,652,219	$90,075,159
(1,993,182)	2,952,905	1,512,195	70,833,266	2,595,877	(65,498,823)
$9,731,911	$12,256,744	$11,921,101	$130,619,638	$11,248,096	$24,576,336
615,929	352,492	283,797	2,476,217	323,343	988,739
$15.80	$34.77	$42.01	$52.75	$34.79	$24.86
$—	$201,653	$124,078	$751,269	$650,131	$—

See accompanying notes to financial statements.

198 :: Statements of Assets and Liabilities :: June 30, 2023 (unaudited)

	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Semiconductor	ProFund VP Short Dow 30
ASSETS:
Total Investment Securities, at cost	$2,452,363	$10,262,000	$17,124,947	$6,000
Securities, at value(a)	5,295,602	—	30,984,569	—
Repurchase agreements, at value	135,000	10,262,000	1,139,000	6,000
Total Investment Securities, at value	5,430,602	10,262,000	32,123,569	6,000
Cash	921	815	225	870
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	—	94	290,000	—
Dividends and interest receivable	17,366	1,404	8,646	1
Receivable for investments sold	—	—	13,689,323	—
Receivable for capital shares issued	16	32,392	83,195	—
Unrealized appreciation on swap agreements	7,071	14,746	45,260	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	46	92	153	—
TOTAL ASSETS	5,456,022	10,311,543	46,240,371	6,871
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	—	—	180,722	—
Payable for capital shares redeemed	47,158	3,314	77,668	—
Unrealized depreciation on swap agreements	—	—	—	94
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	2,443	6,401	26,994	4
Management services fees payable	326	853	3,599	1
Administration fees payable	428	865	3,630	1
Administrative services fees payable	1,925	3,916	18,062	1
Distribution fees payable	1,676	5,363	21,220	2
Transfer agency fees payable	372	753	3,157	—
Fund accounting fees payable	251	482	2,032	—
Compliance services fees payable	75	180	231	—
Other accrued expenses	3,695	9,018	16,916	—
TOTAL LIABILITIES	58,349	31,145	354,231	103
NET ASSETS	$5,397,673	$10,280,398	$45,886,140	$6,768
NET ASSETS CONSIST OF:
Capital	$1,342,743	$33,991,685	$28,643,561	$125,911
Total distributable earnings (loss)	4,054,930	(23,711,287)	17,242,579	(119,143)
NET ASSETS	$5,397,673	$10,280,398	$45,886,140	$6,768
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	97,716	240,673	419,957	294
NET ASSET VALUE (offering and redemption price per share):	$55.24	$42.72	$109.26	$23.02
(a) Includes securities on loan valued at:	$—	$—	$124,551	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Statements of Assets and Liabilities :: 199

ProFund VP Short Emerging Markets	ProFund VP Short International	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap

$973,000	$888,000	$148,000	$4,101,000	$3,728,000	$10,518,080
—	—	—	—	—	7,513,090
973,000	888,000	148,000	4,101,000	3,728,000	4,200,000
973,000	888,000	148,000	4,101,000	3,728,000	11,713,090
371	450	352	1,263	144	5,387
—	—	—	73,920	27,280	54,560
—	—	—	25,626	1,000	2,055
133	122	20	561	510	8,552
—	—	—	—	—	1,013
—	—	—	—	201,974	681,230
14,768	—	—	—	—	81,614
—	—	—	—	—	1,120
10	8	24	73	25	83
988,282	888,580	148,396	4,202,443	3,958,933	12,548,704

—	—	—	—	—	439
—	—	—	—	—	222,165
82,341	62,674	6	7,400	66,734	2,026
—	8,663	3,491	54,525	74,451	—
—	—	—	9,470	560	—
537	534	177	2,829	1,675	5,529
72	71	24	377	223	737
72	65	24	442	301	942
563	520	127	2,850	2,163	5,727
577	559	127	2,959	2,449	6,252
68	61	23	385	261	819
44	39	15	247	167	1,105
17	27	4	103	39	136
742	1,052	213	4,873	3,194	7,642
85,033	74,265	4,231	86,460	152,217	253,519
$903,249	$814,315	$144,165	$4,115,983	$3,806,716	$12,295,185

$3,572,333	$3,383,718	$2,749,589	$21,624,735	$9,826,118	$11,620,412
(2,669,084)	(2,569,403)	(2,605,424)	(17,508,752)	(6,019,402)	674,773
$903,249	$814,315	$144,165	$4,115,983	$3,806,716	$12,295,185
36,152	31,466	18,514	309,170	153,618	384,292
$24.98	$25.88	$7.79	$13.31	$24.78	$31.99
$—	$—	$—	$—	$—	$215,708

See accompanying notes to financial statements.

200 :: Statements of Assets and Liabilities :: June 30, 2023 (unaudited)

	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP UltraBull
ASSETS:
Total Investment Securities, at cost	$10,800,979	$15,114,861	$25,472,698	$10,493,423
Securities, at value(a)	14,860,290	18,179,498	52,719,489	12,735,439
Repurchase agreements, at value	98,000	43,000	994,000	4,893,000
Total Investment Securities, at value	14,958,290	18,222,498	53,713,489	17,628,439
Cash	439	101	871	557
Segregated cash balances for futures contracts with brokers	—	—	—	36,960
Segregated cash balances for swap agreements with custodian	—	—	260,000	2,000
Dividends and interest receivable	10,585	26,066	8,195	8,894
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	—	758	46,112	423,044
Unrealized appreciation on swap agreements	—	—	31,388	349,319
Variation margin on futures contracts	—	—	—	7,875
Prepaid expenses	835	1,040	247	922
TOTAL ASSETS	14,970,149	18,250,463	54,060,302	18,458,010
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	154,823	938,821	493,218	33,223
Payable for capital shares redeemed	4,753	3,356	96,749	436,626
Unrealized depreciation on swap agreements	—	—	—	—
Advisory fees payable	7,166	8,302	31,876	8,995
Management services fees payable	955	1,107	4,250	1,199
Administration fees payable	1,170	1,370	4,189	1,347
Administrative services fees payable	4,607	7,657	13,779	6,360
Distribution fees payable	5,020	7,184	23,040	7,039
Transfer agency fees payable	1,018	1,191	3,643	1,171
Fund accounting fees payable	754	901	2,358	903
Compliance services fees payable	180	236	421	148
Other accrued expenses	7,648	11,555	26,501	10,004
TOTAL LIABILITIES	188,094	981,680	700,024	507,015
NET ASSETS	$14,782,055	$17,268,783	$53,360,278	$17,950,995
NET ASSETS CONSIST OF:
Capital	$10,910,802	$17,293,825	$16,396,159	$26,661,772
Total distributable earnings (loss)	3,871,253	(25,042)	36,964,119	(8,710,777)
NET ASSETS	$14,782,055	$17,268,783	$53,360,278	$17,950,995
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	518,919	416,179	766,208	666,159
NET ASSET VALUE (offering and redemption price per share):	$28.49	$41.49	$69.64	$26.95
(a) Includes securities on loan valued at:	$149,692	$914,496	$487,513	$32,685

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

June 30, 2023 (unaudited) :: Statements of Assets and Liabilities :: 201

ProFund VP UltraMid-Cap	ProFund VP UltraNasdaq-100	ProFund VP UltraShort Dow 30	ProFund VP UltraShort Nasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP U.S. Government Plus

$6,985,765	$101,164,162	$3,000	$766,000	$10,925,486	$9,051,843
6,990,335	102,004,065	—	—	10,370,975	3,884,712
2,600,000	63,078,000	3,000	766,000	3,067,000	5,163,000
9,590,335	165,082,065	3,000	766,000	13,437,975	9,047,712
583	880	996	249	11,219	615
63,360	1,774,080	—	—	122,760	—
2,000	27,903		1,000	36,994	82
8,163	23,545	—	105	11,468	19,411
—	—	—	—	1,397	—
3	506,016	—	—	216,540	781
194,450	3,206,957	—	—	331,690	—
6,600	227,280	—	—	2,520	—
499	874	—	30	109	72
9,865,993	170,849,600	3,996	767,384	14,172,672	9,068,673

—	—	—	—	601	—
151,279	974,034	—	—	313,320	—
26,550	1,515,247	—	44,921	114,566	55,360
—	—	109	23,309	—	14,181
4,054	89,524	3	885	6,127	2,633
540	11,936	—	118	817	527
700	12,665	—	137	1,085	806
3,409	67,723	—	806	6,699	4,168
2,043	65,733	1	1,007	6,539	4,486
609	11,015	—	119	943	701
512	7,085	—	76	1,186	449
105	1,338	—	52	161	111
4,717	87,234	2	2,433	12,009	6,990
194,518	2,843,534	115	73,863	464,053	90,412
$9,671,475	$168,006,066	$3,881	$693,521	$13,708,619	$8,978,261

$9,174,866	$147,634,895	$972,737	$9,037,594	$20,320,037	$16,876,664
496,609	20,371,171	(968,856)	(8,344,073)	(6,611,418)	(7,898,403)
$9,671,475	$168,006,066	$3,881	$693,521	$13,708,619	$8,978,261
299,788	6,384,325	1,034	16,194	1,098,529	657,483
$32.26	$26.32	$3.75	$42.83	$12.48	$13.66
$147,965	$964,535	$—	$—	$304,572	$—

See accompanying notes to financial statements.

202 :: Statements of Assets and Liabilities :: June 30, 2023 (unaudited)

ProFund VP Utilities
ASSETS:
Total Investment Securities, at cost	$14,666,014
Securities, at value	29,395,321
Repurchase agreements, at value	508,000
Total Investment Securities, at value	29,903,321
Cash	327
Segregated cash balances for swap agreements with custodian	90,000
Dividends and interest receivable	20,589
Receivable for capital shares issued	31,212
Prepaid expenses	264
TOTAL ASSETS	30,045,713
LIABILITIES:
Payable for capital shares redeemed	41,344
Unrealized depreciation on swap agreements	1,761
Advisory fees payable	16,038
Management services fees payable	2,138
Administration fees payable	2,482
Administrative services fees payable	14,449
Distribution fees payable	14,315
Transfer agency fees payable	2,159
Fund accounting fees payable	1,392
Compliance services fees payable	458
Other accrued expenses	23,980
TOTAL LIABILITIES	120,516
NET ASSETS	$29,925,197
NET ASSETS CONSIST OF:
Capital	$16,134,872
Total distributable earnings (loss)	13,790,325
NET ASSETS	$29,925,197
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	770,576
NET ASSET VALUE (offering and redemption price per share):	$38.83

See accompanying notes to financial statements.

Statements of Operations

204 :: Statements of Operations :: For the Periods Indicated (unaudited)

	ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear
	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023
INVESTMENT INCOME:
Dividends	$—	$142,200	$71,831	$—
Interest	231,636	2,988	991	108,395
Foreign tax withholding	—	(18,035)	—	—
Net income from securities lending	—	23,833	586	—
TOTAL INVESTMENT INCOME	231,636	150,986	73,408	108,395
EXPENSES:
Advisory fees	45,597	67,140	16,183	17,032
Management services fees	6,079	8,952	2,158	2,271
Administration fees	6,458	8,959	2,386	2,386
Distribution fees	15,199	22,380	5,394	5,677
Transfer agency fees	5,469	7,722	1,997	2,103
Administrative services fees	14,607	17,045	5,542	5,221
Custody fees	1,154	13,381	327	378
Fund accounting fees	3,557	5,067	1,457	1,375
Trustee fees	203	259	67	71
Compliance services fees	59	83	22	24
Audit fees	4,995	7,488	1,962	1,843
Other fees	2,057	3,318	1,442	1,115
Total Gross Expenses before reductions	105,434	161,794	38,937	39,496
Expenses reduced and reimbursed by the Advisor	(2,976)	(11,372)	(2,360)	(1,329)
Fees paid indirectly	(322)	(29)	(327)	(15)
TOTAL NET EXPENSES	102,136	150,393	36,250	38,152
NET INVESTMENT INCOME (LOSS)	129,500	593	37,158	70,243
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(132,138)	(134,278)	1,325,096	—
Net realized gains (losses) on futures contracts	(26,283)	—	—	(28,451)
Net realized gains (losses) on swap agreements	738,436	—	9,346	(704,513)
Change in net unrealized appreciation/depreciation on investment securities	11,848	435,191	(2,049,602)	—
Change in net unrealized appreciation/depreciation on futures contracts	(27,266)	—	—	(26,220)
Change in net unrealized appreciation/depreciation on swap agreements	(262,659)	—	357	(56,227)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	301,938	300,913	(714,803)	(815,411)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$431,438	$301,506	$(677,645)	$(745,168)

†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 205

ProFund VP Biotechnology	ProFund VP Bull	ProFund VP Communication Services†	ProFund VP Consumer Discretionary†	ProFund VP Consumer Staples†	ProFund VP Dow 30
Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023

$174,283	$301,162	$40,633	$84,599	$180,645	$—
17,769	280,596	2,853	6,080	7,671	7,222
—	(79)	—	—	—	—
23,990	12	9	2,402	991	—
216,042	581,691	43,495	93,081	189,307	7,222

175,201	177,449	18,659	64,631	54,947	1,164
23,360	23,660	2,488	8,617	7,326	155
26,784	25,032	2,583	8,779	7,743	147
58,400	59,150	6,219	21,544	18,316	388
23,065	21,336	2,230	7,531	6,712	139
41,183	56,353	6,626	22,639	18,407	232
3,665	3,776	388	1,553	1,191	25
15,233	14,760	1,499	5,019	4,469	90
801	761	82	275	229	5
259	244	26	87	73	2
21,424	19,667	2,056	7,072	6,273	125
14,753	10,879	1,446	4,945	4,293	101
404,128	413,067	44,302	152,692	129,979	2,573
(351)	(15,452)	(2,495)	(7,287)	(6,881)	—
(3,186)	(130)	(12)	(631)	(16)	(12)
400,591	397,485	41,795	144,774	123,082	2,561
(184,549)	184,206	1,700	(51,693)	66,225	4,661

19,836,307	(270,381)	557,552	3,064,443	3,839,499	—
—	249,088	—	—	—	—
(78,293)	1,085,264	17,715	66,387	(6,136)	675
(18,253,483)	5,301,697	278,575	1,013,443	(2,987,695)	—
—	114,111	—	—	—	—
(37,418)	162,051	3,266	17,291	2,401	5,281
1,467,113	6,641,830	857,108	4,161,564	848,069	5,956
$1,282,564	$6,826,036	$858,808	$4,109,871	$914,294	$10,617

See accompanying notes to financial statements.

206 :: Statements of Operations :: For the Periods Indicated (unaudited)

	ProFund VP Emerging Markets	ProFund VP Energy†	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar
	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023
INVESTMENT INCOME:
Dividends	$314,975	$981,042	$324,955	$—
Interest	30,292	16,991	1,730	20,844
Foreign tax withholding	(35,529)	—	(18,165)	—
Net income from securities lending	4,753	17	4,921	—
TOTAL INVESTMENT INCOME	314,491	998,050	313,441	20,844
EXPENSES:
Advisory fees	77,779	209,876	58,316	3,309
Management services fees	10,371	27,983	7,775	441
Administration fees	10,865	30,552	7,446	424
Distribution fees	25,926	69,959	19,439	1,103
Transfer agency fees	9,348	26,144	6,499	369
Administrative services fees	24,081	68,429	16,096	1,042
Custody fees	8,214	4,601	10,499	3,593
Fund accounting fees	6,161	17,030	4,278	240
Trustee fees	327	866	220	14
Compliance services fees	104	286	73	4
Audit fees	8,661	24,688	6,118	329
Legal fees	1,109	2,460	796	37
Licensing fees	2,555	5,844	—	646
Other fees	2,582	7,102	1,820	96
Total Gross Expenses before reductions	188,083	495,820	139,375	11,647
Expenses reduced and reimbursed by the Advisor	(13,732)	(22,667)	(8,718)	(4,219)
Fees paid indirectly	(46)	(3,031)	(30)	(16)
TOTAL NET EXPENSES	174,305	470,122	130,627	7,412
NET INVESTMENT INCOME (LOSS)	140,186	527,928	182,814	13,432
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(900,215)	2,477,861	(51,811)	—
Net realized gains (losses) on swap agreements	116,573	(111,393)	—	—
Net realized gains (losses) on forward currency contracts	—	—	—	(7,810)
Change in net unrealized appreciation/depreciation on investment securities	1,648,330	(7,175,983)	918,978	—
Change in net unrealized appreciation/depreciation on swap agreements	14,731	17,121	—	—
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	1,529
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	879,419	(4,792,394)	867,167	(6,281)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,019,605	$(4,264,466)	$1,049,981	$7,151

†   As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 207

ProFund VP Financials	ProFund VP Government Money Market	ProFund VP Health Care	ProFund VP Industrials	ProFund VP International	ProFund VP Internet
Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023

$265,479	$—	$321,766	$113,219	$—	$11,516
8,886	858,668	12,155	8,699	292,636	6,291
—	—	—	(7)	—	—
306	—	40	145	—	6
274,671	858,668	333,961	122,056	292,636	17,813

98,839	138,273	145,021	52,012	47,538	35,761
13,179	18,436	19,336	6,935	6,338	4,768
13,924	7,726	20,562	7,168	6,186	4,828
32,946	—	48,341	17,337	15,846	11,921
11,925	15,025	17,758	6,143	5,901	4,165
30,128	—	44,822	17,556	15,415	12,097
11,383	12,031	16,473	5,800	5,273	3,921
1,527	17,200	2,174	768	662	644
3,705	5,251	3,062	1,082	1,022	741
7,966	10,215	11,697	4,181	3,833	2,777
404	511	612	216	201	150
132	171	198	69	64	48
2,676	—	4,039	1,389	—	1,052
3,432	3,991	5,091	1,720	1,594	1,254
232,166	228,830	339,186	122,376	109,873	84,127
(10,754)	(62,893)	(13,602)	(5,848)	(3,088)	(3,993)
(12)	(9)	(737)	(15)	(306)	(28)
221,400	165,928	324,847	116,513	106,479	80,106
53,271	692,740	9,114	5,543	186,157	(62,293)

3,600,253	(3,129)	1,738,511	2,521,569	—	(559,664)
1,475	—	(15,661)	18,343	935,982	55,748
—	—	—	—	—	—
(3,356,925)	—	(2,534,960)	(1,318,086)	—	3,141,234
7,329	—	553	15,393	196,245	6,005
—	—	—	—	—	—
252,132	(3,129)	(811,557)	1,237,219	1,132,227	2,643,323
$305,403	$689,611	$(802,443)	$1,242,762	$1,318,384	$2,581,030

See accompanying notes to financial statements.

208 :: Statements of Operations :: For the Periods Indicated (unaudited)

	ProFund VP Japan	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	ProFund VP Materials†
	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023
INVESTMENT INCOME:
Dividends	$—	$125,475	$157,143	$159,134
Interest	214,213	1,210	633	6,508
Foreign tax withholding	—	(45)	(26)	—
Net income from securities lending	—	—	12	107
TOTAL INVESTMENT INCOME	214,213	126,640	157,762	165,749
EXPENSES:
Advisory fees	34,403	68,464	57,138	59,253
Management services fees	4,587	9,128	7,618	7,900
Administration fees	4,653	9,698	8,001	8,509
Distribution fees	11,468	22,821	19,046	19,751
Transfer agency fees	4,074	8,406	6,911	7,346
Administrative services fees	11,657	24,696	20,999	19,993
Custody fees	714	1,912	2,063	1,196
Fund accounting fees	2,657	5,839	5,204	4,832
Trustee fees	150	314	246	259
Compliance services fees	47	97	78	82
Other fees	5,171	12,257	9,977	11,368
Total Gross Expenses before reductions	79,581	163,632	137,281	140,489
Expenses reduced and reimbursed by the Advisor	(2,409)	(10,261)	(9,281)	(6,569)
Fees paid indirectly	(109)	(10)	(10)	(1,196)
TOTAL NET EXPENSES	77,063	153,361	127,990	132,724
NET INVESTMENT INCOME (LOSS)	137,150	(26,721)	29,772	33,025
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(200,466)	(92,116)	721,755
Net realized gains (losses) on futures contracts	1,634,967	—	—	—
Net realized gains (losses) on swap agreements	22,102	—	—	1,032
Change in net unrealized appreciation/depreciation on investment securities	—	3,662,936	1,753,811	231,165
Change in net unrealized appreciation/depreciation on futures contracts	967,959	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	4,634	—	—	9,742
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,629,662	3,462,470	1,661,695	963,694
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,766,812	$3,435,749	$1,691,467	$996,719

†   As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 209

ProFund VP Mid-Cap	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Nasdaq-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023

$—	$84,391	$123,859	$289,639	$92,222	$—
237,217	819	823	709,374	3,355	626,542
—	—	—	(394)	—	—
—	7	2,183	9,460	6,049	—
237,217	85,217	126,865	1,008,079	101,626	626,542

38,545	47,042	47,415	363,478	45,310	101,009
5,139	6,272	6,322	48,463	6,041	13,468
5,407	6,535	6,605	50,424	6,495	12,633
12,848	15,680	15,805	121,159	15,103	33,670
4,595	5,615	5,656	43,663	5,602	12,074
12,659	18,901	18,325	119,521	15,237	34,631
849	1,525	1,837	8,001	914	1,831
2,989	4,088	4,236	28,577	3,717	7,848
158	194	194	1,621	190	407
51	63	62	513	62	131
6,880	8,327	8,370	78,765	8,809	18,985
90,120	114,242	114,827	864,185	107,480	236,687
(3,686)	(8,858)	(8,618)	(49,447)	(5,072)	(9,933)
(95)	(11)	(9)	(543)	(914)	(493)
86,339	105,373	106,200	814,195	101,494	226,261
150,878	(20,156)	20,665	193,884	132	400,281

—	149,456	(193,672)	518,137	1,111,958	—
6,761	—	—	2,200,222	—	—
306,779	—	—	5,870,965	(22,939)	(1,430,278)
—	892,461	898,029	21,506,383	(1,967,352)	—
69,951	—	—	189,215	—	—
169,103	—	—	645,163	(9,162)	546,039
552,594	1,041,917	704,357	30,930,085	(887,495)	(884,239)
$703,472	$1,021,761	$725,022	$31,123,969	$(887,363)	$(483,958)

See accompanying notes to financial statements.

210 :: Statements of Operations :: For the Periods Indicated (unaudited)

	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Semiconductor	ProFund VP Short Dow 30
	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023
INVESTMENT INCOME:
Dividends	$97,923	$—	$162,094	$—
Interest	2,385	265,269	14,746	153
Foreign tax withholding	—	—	(448)	—
Net income from securities lending	2	—	381	—
TOTAL INVESTMENT INCOME	100,310	265,269	176,773	153
EXPENSES:
Advisory fees	21,052	43,178	98,327	26
Management services fees	2,807	5,757	13,110	4
Administration fees	2,867	6,325	13,129	2
Distribution fees	7,017	14,393	32,776	9
Transfer agency fees	2,452	5,295	11,614	2
Administrative services fees	7,978	11,537	29,533	2
Custody fees	408	934	2,472	1
Fund accounting fees	1,673	3,440	7,621	1
Trustee fees	85	179	455	—
Compliance services fees	27	59	143	—
Audit fees	2,312	5,059	10,510	2
Licensing fees	552	—	3,002	1
Other fees	1,118	1,723	4,449	1
Recoupment of prior expenses reduced by the Advisor	—	—	—	8
Total Gross Expenses before reductions	50,348	97,879	227,141	59
Expenses reduced and reimbursed by the Advisor	(3,181)	(1,059)	(4,905)	—
Fees paid indirectly	(10)	(100)	(1,983)	(1)
TOTAL NET EXPENSES	47,157	96,720	220,253	58
NET INVESTMENT INCOME (LOSS)	53,153	168,549	(43,480)	95
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	481,288	—	2,652,762	—
Net realized gains (losses) on futures contracts	—	7,191	—	—
Net realized gains (losses) on swap agreements	913	772,422	236,494	(106)
Change in net unrealized appreciation/depreciation on investment securities	(410,672)	—	9,851,332	—
Change in net unrealized appreciation/depreciation on futures contracts	—	198	—	—
Change in net unrealized appreciation/depreciation on swap agreements	7,509	(1,733,462)	46,038	(115)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	79,038	(953,651)	12,786,626	(221)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$132,191	$(785,102)	$12,743,146	$(126)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 211

ProFund VP Short Emerging Markets	ProFund VP Short International	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023

$—	$—	$—	$—	$—	$54,791
24,444	25,604	7,233	171,608	85,141	75,776
—	—	—	—	—	(37)
—	—	—	—	—	3,196
24,444	25,604	7,233	171,608	85,141	133,726

3,833	4,066	1,126	27,301	13,356	38,894
511	542	150	3,640	1,781	5,186
507	556	140	4,041	1,787	5,122
1,278	1,355	375	9,100	4,452	12,965
462	538	141	3,291	1,611	4,342
1,231	1,237	441	8,829	4,050	11,742
97	93	14	521	282	815
299	350	92	2,139	1,050	5,931
16	17	4	97	55	154
5	6	2	38	19	50
427	528	129	3,177	1,514	4,039
133	—	31	1,458	1,978	5,250
165	143	62	1,270	581	1,891
—	—	—	—	—	—
8,964	9,431	2,707	64,902	32,516	96,381
(360)	(313)	(177)	(3,402)	(2,585)	(9,208)
(19)	(11)	(9)	(347)	(12)	(49)
8,585	9,107	2,521	61,153	29,919	87,124
15,859	16,497	4,712	110,455	55,222	46,602

—	—	—	—	—	79,222
—	—	—	(159,586)	—	—
(87,061)	(197,881)	(14,178)	(2,226,222)	(269,329)	197,778
—	—	—	—	—	422,245
—	—	—	(59,714)	(854)	1,392
5,871	(26,152)	(3,604)	6,813	(48,237)	66,034
(81,190)	(224,033)	(17,782)	(2,438,709)	(318,420)	766,671
$(65,331)	$(207,536)	$(13,070)	$(2,328,254)	$(263,198)	$813,273

See accompanying notes to financial statements.

212 :: Statements of Operations :: For the Periods Indicated (unaudited)

	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP UltraBull
	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023
INVESTMENT INCOME:
Dividends	$105,953	$175,740	$167,193	$85,181
Interest	666	955	15,075	83,815
Foreign tax withholding	(1)	(2)	(214)	(19)
Net income from securities lending	571	1,741	281	4
TOTAL INVESTMENT INCOME	107,189	178,434	182,335	168,981
EXPENSES:
Advisory fees	53,568	69,980	131,970	51,718
Management services fees	7,142	9,331	17,596	6,896
Administration fees	7,260	9,658	18,792	7,534
Distribution fees	17,856	23,327	43,990	17,239
Transfer agency fees	6,229	8,220	16,277	6,522
Administrative services fees	17,983	23,800	28,992	16,978
Custody fees	1,772	2,599	3,328	1,182
Fund accounting fees	4,643	6,188	10,739	5,108
Trustee fees	218	281	620	243
Compliance services fees	71	92	196	74
Audit fees	5,986	7,779	15,159	5,899
Licensing fees	876	1,239	3,970	729
Other fees	2,687	3,563	6,691	2,685
Total Gross Expenses before reductions	126,291	166,057	298,320	122,807
Expenses reduced and reimbursed by the Advisor	(6,287)	(9,288)	(517)	(3,488)
Fees paid indirectly	(12)	(14)	(2,189)	(175)
TOTAL NET EXPENSES	119,992	156,755	295,614	119,144
NET INVESTMENT INCOME (LOSS)	(12,803)	21,679	(113,279)	49,837
REALIZED AND UNREALIZED GAINS (LOSSES)ON INVESTMENTS:
Net realized gains (losses) on investment securities	139,706	(436,706)	5,461,682	(34,019)
Net realized gains (losses) on futures contracts	—	—	—	35,972
Net realized gains (losses) on swap agreements	—	—	156,900	1,709,725
Change in net unrealized appreciation/depreciation on investment securities	713,172	1,052,688	7,528,773	1,581,526
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	33,975
Change in net unrealized appreciation/depreciation on swap agreements	—	—	31,185	323,585
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	852,878	615,982	13,178,540	3,650,764
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$840,075	$637,661	$13,065,261	$3,700,601

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 213

ProFund VP UltraMid-Cap	ProFund VP UltraNasdaq-100	ProFund VP UltraShort Dow 30	ProFund VP UltraShort Nasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP U.S. Government Plus
Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023	Six Months Ended June 30, 2023

$51,513	$333,005	$—	$—	$75,721	$—
55,133	884,519	84	75,887	70,849	220,776
—	(427)	—	—	(51)	—
640	10,518	—	—	4,762	—
107,286	1,227,615	84	75,887	151,281	220,776

32,812	438,793	15	11,540	49,064	25,129
4,375	58,505	2	1,539	6,542	5,026
4,432	60,066	2	1,616	6,935	4,893
10,937	146,264	5	3,847	16,355	12,565
3,788	52,040	2	1,418	5,919	4,513
12,404	154,930	—	3,077	17,178	12,802
806	10,376	1	518	1,301	745
3,152	34,028	1	919	7,350	2,937
134	1,966	—	27	207	154
42	617	—	15	67	49
3,570	48,151	2	1,505	5,506	4,105
499	24,639	1	578	6,972	—
1,699	22,113	—	549	2,604	1,994
78,650	1,052,488	31	27,148	126,000	74,912
(5,070)	(67,667)	—	(1,256)	(15,497)	(5,462)
(81)	(1,951)	(1)	(42)	(602)	(94)
73,499	982,870	30	25,850	109,901	69,356
33,787	244,745	54	50,037	41,380	151,420

50,295	231,567	—	—	212,391	95,582
(9,504)	1,686,136	—	—	(67,600)	(34,400)
207,663	39,960,186	(152)	(2,958,772)	319,728	(691,037)
441,381	24,064,431	—	—	476,242	(7,158)
47,313	932,306	—	—	42,375	595
223,703	2,209,095	(133)	85,836	245,633	532,756
960,851	69,083,721	(285)	(2,872,936)	1,228,769	(103,662)
$994,638	$69,328,466	$(231)	$(2,822,899)	$1,270,149	$47,758

See accompanying notes to financial statements.

214 :: Statements of Operations :: For the Periods Indicated (unaudited)

ProFund VP Utilities
Six Months Ended June 30, 2023
INVESTMENT INCOME:
Dividends	$518,605
Interest	5,864
TOTAL INVESTMENT INCOME	524,469
EXPENSES:
Advisory fees	128,295
Management services fees	17,106
Administration fees	18,222
Distribution fees	42,765
Transfer agency fees	15,726
Administrative services fees	44,821
Custody fees	2,466
Fund accounting fees	10,282
Trustee fees	526
Compliance services fees	173
Other fees	24,090
Total Gross Expenses before reductions	304,472
Expenses reduced and reimbursed by the Advisor	(14,626)
Fees paid indirectly	(2,466)
TOTAL NET EXPENSES	287,380
NET INVESTMENT INCOME (LOSS)	237,089
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,044,014
Net realized gains (losses) on swap agreements	(135,807)
Change in net unrealized appreciation/depreciation on investment securities	(3,571,936)
Change in net unrealized appreciation/depreciation on swap agreements	(1,033)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,664,762)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,427,673)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

216 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund Access VP High Yield		ProFund VP Asia 30
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$129,500	$62,091	$593	$(75,929)
Net realized gains (losses) on investments	580,015	(2,553,224)	(134,278)	(3,806,589)
Change in net unrealized appreciation/depreciation on investments	(278,077)	483,675	435,191	(1,619,551)
Change in net assets resulting from operations	431,438	(2,007,458)	301,506	(5,502,069)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(595,085)	—	(2,327,623)
Change in net assets resulting from distributions	—	(595,085)	—	(2,327,623)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,403,614	44,436,374	16,612,741	32,922,526
Distributions reinvested	—	595,085	—	2,327,623
Value of shares redeemed	(13,237,640)	(40,738,828)	(19,052,730)	(31,586,574)
Change in net assets resulting from capital transactions	(834,026)	4,292,631	(2,439,989)	3,663,575
Change in net assets	(402,588)	1,690,088	(2,138,483)	(4,166,117)
NET ASSETS:
Beginning of period	17,015,123	15,325,035	17,740,919	21,907,036
End of period	$16,612,535	$17,015,123	$15,602,436	$17,740,919
SHARE TRANSACTIONS:
Issued	508,909	1,817,830	431,848	859,190
Reinvested	—	25,215	—	60,083
Redeemed	(553,218)	(1,699,852)	(498,401)	(830,232)
Change in shares	(44,309)	143,193	(66,553)	89,041

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 217

ProFund VP Banks		ProFund VP Bear		ProFund VP Biotechnology
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$37,158	$65,310	$70,243	$7,959	$(184,549)	$(95,403)
1,334,442	(3,099,727)	(732,964)	149,545	19,758,014	5,656,285
(2,049,245)	(1,480,779)	(82,447)	(9,355)	(18,290,901)	(10,675,556)
(677,645)	(4,515,196)	(745,168)	148,149	1,282,564	(5,114,674)

—	(49,018)	—	—	—	(8,817,118)
—	(49,018)	—	—	—	(8,817,118)

7,513,771	52,079,786	17,898,852	33,511,378	8,237,672	15,974,231
—	49,018	—	—	—	8,817,118
(7,527,382)	(50,568,806)	(17,098,791)	(30,258,589)	(12,501,288)	(23,263,017)
(13,611)	1,559,998	800,061	3,252,789	(4,263,616)	1,528,332
(691,256)	(3,004,216)	54,893	3,400,938	(2,981,052)	(12,403,460)

4,496,097	7,500,313	4,957,759	1,556,821	49,394,941	61,798,401
$3,804,841	$4,496,097	$5,012,652	$4,957,759	$46,413,889	$49,394,941

324,137	1,642,940	1,101,866	2,004,731	114,324	226,037
—	1,896	—	—	—	138,329
(325,959)	(1,702,830)	(1,058,817)	(1,820,764)	(175,865)	(319,842)
(1,822)	(57,994)	43,049	183,967	(61,541)	44,524

See accompanying notes to financial statements.

218 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Bull		ProFund VP Communication Services†
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$184,206	$(47,190)	$1,700	$58,848
Net realized gains (losses) on investments	1,063,971	9,339,497	575,267	(29,548)
Change in net unrealized appreciation/depreciation on investments	5,577,859	(21,705,167)	281,841	(1,449,723)
Change in net assets resulting from operations	6,826,036	(12,412,860)	858,808	(1,420,423)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(5,485,715)	—	(103,492)
Change in net assets resulting from distributions	—	(5,485,715)	—	(103,492)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	139,412,468	400,592,292	5,653,018	5,874,156
Distributions reinvested	—	5,485,715	—	103,492
Value of shares redeemed	(136,526,153)	(410,109,918)	(4,455,511)	(8,027,690)
Change in net assets resulting from capital transactions	2,886,315	(4,031,911)	1,197,507	(2,050,042)
Change in net assets	9,712,351	(21,930,486)	2,056,315	(3,573,957)
NET ASSETS:
Beginning of period	43,609,328	65,539,814	3,863,608	7,437,565
End of period	$53,321,679	$43,609,328	$5,919,923	$3,863,608
SHARE TRANSACTIONS:
Issued	2,709,702	7,707,265	178,557	181,610
Reinvested	—	107,563	—	3,343
Redeemed	(2,659,307)	(7,851,294)	(139,621)	(249,531)
Change in shares	50,395	(36,466)	38,936	(64,578)

†   As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 219

ProFund VP Consumer Discretionary†		ProFund VP Consumer Staples†		ProFund VP Dow 30
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$(51,693)	$(144,273)	$66,225	$23,329	$4,661	$129
3,130,830	1,127,914	3,833,363	1,966,818	675	(28,325)
1,030,734	(9,632,703)	(2,985,294)	(6,711,467)	5,281	(1,081)
4,109,871	(8,649,062)	914,294	(4,721,320)	10,617	(29,277)

—	(200,611)	—	(536,211)	—	(44,674)
—	(200,611)	—	(536,211)	—	(44,674)

10,581,274	11,309,582	16,577,561	26,061,013	66,036	535,735
—	200,611	—	536,211	—	44,674
(8,002,488)	(18,090,599)	(15,952,163)	(36,255,836)	(21,144)	(455,885)
2,578,786	(6,580,406)	625,398	(9,658,612)	44,892	124,524
6,688,657	(15,430,079)	1,539,692	(14,916,143)	55,509	50,573

15,454,370	30,884,449	11,460,248	26,376,391	269,063	218,490
$22,143,027	$15,454,370	$12,999,940	$11,460,248	$324,572	$269,063

177,843	187,135	313,687	447,064	3,576	22,700
—	3,559	—	9,728	—	2,524
(137,456)	(294,841)	(298,609)	(608,397)	(1,158)	(19,542)
40,387	(104,147)	15,078	(151,605)	2,418	5,682

See accompanying notes to financial statements.

220 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Emerging Markets		ProFund VP Energy†
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$140,186	$422,178	$527,928	$1,185,447
Net realized gains (losses) on investments	(783,642)	(2,082,097)	2,366,468	(1,327,415)
Change in net unrealized appreciation/depreciation on investments	1,663,061	(1,964,235)	(7,158,862)	19,554,355
Change in net assets resulting from operations	1,019,605	(3,624,154)	(4,264,466)	19,412,387
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(110,840)	—	(658,231)
Change in net assets resulting from distributions	—	(110,840)	—	(658,231)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	28,853,747	20,185,052	22,601,004	88,718,351
Distributions reinvested	—	110,840	—	658,231
Value of shares redeemed	(24,863,543)	(17,509,617)	(32,703,475)	(75,784,826)
Change in net assets resulting from capital transactions	3,990,204	2,786,275	(10,102,471)	13,591,756
Change in net assets	5,009,809	(948,719)	(14,366,937)	32,345,912
NET ASSETS:
Beginning of period	18,753,486	19,702,205	63,086,307	30,740,395
End of period	$23,763,295	$18,753,486	$48,719,370	$63,086,307
SHARE TRANSACTIONS:
Issued	1,065,906	755,267	532,502	2,292,207
Reinvested	—	4,104	—	14,818
Redeemed	(933,012)	(665,593)	(781,133)	(1,978,836)
Change in shares	132,894	93,778	(248,631)	328,189

†   As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 221

ProFund VP Europe 30		ProFund VP Falling U.S. Dollar		ProFund VP Financials
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$182,814	$281,759	$13,432	$(239)	$53,271	$106,491
(51,811)	(677,134)	(7,810)	(46,979)	3,601,728	1,716,453
918,978	(1,436,160)	1,529	5,679	(3,349,596)	(7,781,330)
1,049,981	(1,831,535)	7,151	(41,539)	305,403	(5,958,386)

—	(955,024)	—	—	—	(382,049)
—	(955,024)	—	—	—	(382,049)

12,641,319	21,449,924	2,053,275	2,067,946	7,784,752	21,383,976
—	955,024	—	—	—	382,049
(13,704,762)	(22,728,116)	(1,450,294)	(2,002,026)	(10,941,379)	(29,831,243)
(1,063,443)	(323,168)	602,981	65,920	(3,156,627)	(8,065,218)
(13,462)	(3,109,727)	610,132	24,381	(2,851,224)	(14,405,653)

14,379,146	17,488,873	505,165	480,784	27,394,941	41,800,594
$14,365,684	$14,379,146	$1,115,297	$505,165	$24,543,717	$27,394,941

530,883	894,362	134,740	139,678	182,492	475,165
—	40,605	—	—	—	8,928
(578,558)	(979,117)	(94,982)	(135,261)	(261,086)	(664,414)
(47,675)	(44,150)	39,758	4,417	(78,594)	(180,321)

See accompanying notes to financial statements.

222 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Government Money Market		ProFund VP Health Care
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$692,740	$375,075	$9,114	$(90,104)
Net realized gains (losses) on investments	(3,129)	—	1,722,850	4,712,794
Change in net unrealized appreciation/depreciation on investments	—	—	(2,534,407)	(9,084,587)
Change in net assets resulting from operations	689,611	375,075	(802,443)	(4,461,897)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(692,740)	(375,075)	—	(2,591,704)
Change in net assets resulting from distributions	(692,740)	(375,075)	—	(2,591,704)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	40,002,423	92,995,771	6,246,226	36,697,592
Distributions reinvested	692,740	375,075	—	2,591,704
Value of shares redeemed	(42,444,356)	(103,098,329)	(10,901,406)	(44,277,294)
Change in net assets resulting from capital transactions	(1,749,193)	(9,727,483)	(4,655,180)	(4,987,998)
Change in net assets	(1,752,322)	(9,727,483)	(5,457,623)	(12,041,599)
NET ASSETS:
Beginning of period	36,622,267	46,349,750	43,635,442	55,677,041
End of period	$34,869,945	$36,622,267	$38,177,819	$43,635,442
SHARE TRANSACTIONS:
Issued	40,002,423	92,995,771	86,482	489,490
Reinvested	692,740	375,075	—	36,982
Redeemed	(42,444,356)	(103,098,329)	(150,226)	(602,531)
Change in shares	(1,749,193)	(9,727,483)	(63,744)	(76,059)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 223

ProFund VP Industrials		ProFund VP International		ProFund VP Internet
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$5,543	$(28,146)	$186,157	$(16,376)	$(62,293)	$(155,478)
2,539,912	1,578,871	935,982	(2,137,123)	(503,916)	1,349,996
(1,302,693)	(4,572,988)	196,245	(29,429)	3,147,239	(9,204,485)
1,242,762	(3,022,263)	1,318,384	(2,182,928)	2,581,030	(8,009,967)

—	(189,895)	—	(461,505)	—	(3,971,476)
—	(189,895)	—	(461,505)	—	(3,971,476)

8,562,114	21,624,152	18,401,085	23,720,266	8,382,562	7,038,560
—	189,895	—	461,505	—	3,971,476
(8,811,361)	(26,212,020)	(20,593,428)	(20,916,178)	(7,754,316)	(10,427,465)
(249,247)	(4,397,973)	(2,192,343)	3,265,593	628,246	582,571
993,515	(7,610,131)	(873,959)	621,160	3,209,276	(11,398,872)

14,193,705	21,803,836	12,772,400	12,151,240	8,133,193	19,532,065
$15,187,220	$14,193,705	$11,898,441	$12,772,400	$11,342,469	$8,133,193

99,745	257,965	954,589	1,257,801	433,448	282,005
—	2,314	—	25,469	—	212,720
(103,471)	(307,455)	(1,069,164)	(1,110,120)	(404,329)	(379,441)
(3,726)	(47,176)	(114,575)	173,150	29,119	115,284

See accompanying notes to financial statements.

224 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Japan		ProFund VP Large-Cap Growth
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$137,150	$(14,899)	$(26,721)	$(162,770)
Net realized gains (losses) on investments	1,657,069	(141,613)	(200,466)	3,969,445
Change in net unrealized appreciation/depreciation on investments	972,593	(710,798)	3,662,936	(13,632,308)
Change in net assets resulting from operations	2,766,812	(867,310)	3,435,749	(9,825,633)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(356,845)	—	(3,738,973)
Change in net assets resulting from distributions	—	(356,845)	—	(3,738,973)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,000,525	14,334,969	19,155,062	27,795,127
Distributions reinvested	—	356,845	—	3,738,973
Value of shares redeemed	(14,014,824)	(13,280,422)	(12,629,101)	(39,350,296)
Change in net assets resulting from capital transactions	1,985,701	1,411,392	6,525,961	(7,816,196)
Change in net assets	4,752,513	187,237	9,961,710	(21,380,802)
NET ASSETS:
Beginning of period	7,448,160	7,260,923	15,799,351	37,180,153
End of period	$12,200,673	$7,448,160	$25,761,061	$15,799,351
SHARE TRANSACTIONS:
Issued	284,290	275,627	363,294	423,483
Reinvested	—	6,861	—	71,505
Redeemed	(247,819)	(256,750)	(245,175)	(596,016)
Change in shares	36,471	25,738	118,119	(101,028)

†   As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 225

ProFund VP Large-Cap Value		ProFund VP Materials†		ProFund VP Mid-Cap
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$29,772	$82,914	$33,025	$72,950	$150,878	$(26,669)
(92,116)	1,109,713	722,787	(660,092)	313,540	(2,340,273)
1,753,811	(2,760,448)	240,907	(2,138,111)	239,054	(189,000)
1,691,467	(1,567,821)	996,719	(2,725,253)	703,472	(2,555,942)

—	(273,776)	—	(191,880)	—	(2,431,456)
—	(273,776)	—	(191,880)	—	(2,431,456)

14,856,033	34,906,014	12,517,347	20,908,816	2,573,932	13,095,082
—	273,776	—	191,880	—	2,431,456
(15,331,446)	(35,229,655)	(10,593,655)	(21,898,854)	(3,538,159)	(16,396,855)
(475,413)	(49,865)	1,923,692	(798,158)	(964,227)	(870,317)
1,216,054	(1,891,462)	2,920,411	(3,715,291)	(260,755)	(5,857,715)

15,985,581	17,877,043	13,568,248	17,283,539	9,992,666	15,850,381
$17,201,635	$15,985,581	$16,488,659	$13,568,248	$9,731,911	$9,992,666

312,670	742,108	154,419	253,374	167,513	841,147
—	6,064	—	2,370	—	162,857
(324,048)	(756,249)	(133,139)	(281,628)	(232,466)	(1,061,480)
(11,378)	(8,077)	21,280	(25,884)	(64,953)	(57,476)

See accompanying notes to financial statements.

226 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Mid-Cap Growth		ProFund VP Mid-Cap Value
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(20,156)	$(78,939)	$20,665	$35,048
Net realized gains (losses) on investments	149,456	286,094	(193,672)	690,426
Change in net unrealized appreciation/depreciation on investments	892,461	(4,167,629)	898,029	(2,711,169)
Change in net assets resulting from operations	1,021,761	(3,960,474)	725,022	(1,985,695)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(2,989,337)	—	(2,127,084)
Change in net assets resulting from distributions	—	(2,989,337)	—	(2,127,084)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,597,013	9,312,671	8,738,662	22,888,416
Distributions reinvested	—	2,989,337	—	2,127,084
Value of shares redeemed	(6,316,356)	(14,100,005)	(10,734,610)	(26,392,119)
Change in net assets resulting from capital transactions	(719,343)	(1,797,997)	(1,995,948)	(1,376,619)
Change in net assets	302,418	(8,747,808)	(1,270,926)	(5,489,398)
NET ASSETS:
Beginning of period	11,954,326	20,702,134	13,192,027	18,681,425
End of period	$12,256,744	$11,954,326	$11,921,101	$13,192,027
SHARE TRANSACTIONS:
Issued	167,677	261,067	208,279	514,499
Reinvested	—	92,065	—	53,417
Redeemed	(191,741)	(384,421)	(258,361)	(604,225)
Change in shares	(24,064)	(31,289)	(50,082)	(36,309)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 227

ProFund VP Nasdaq-100		ProFund VP Pharmaceuticals		ProFund VP Precious Metals
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$193,884	$(661,700)	$132	$58,210	$400,281	$(93,062)
8,589,324	1,190,985	1,089,019	551,096	(1,430,278)	(2,654,144)
22,340,761	(50,204,131)	(1,976,514)	(1,719,754)	546,039	(887,579)
31,123,969	(49,674,846)	(887,363)	(1,110,448)	(483,958)	(3,634,785)

—	(19,959,331)	—	(851,403)	—	—
—	(19,959,331)	—	(851,403)	—	—

217,179,037	882,649,055	4,187,637	13,523,441	26,383,298	63,424,036
—	19,959,331	—	851,403	—	—
(194,218,094)	(934,020,910)	(5,579,256)	(15,676,413)	(28,551,010)	(62,765,713)
22,960,943	(31,412,524)	(1,391,619)	(1,301,569)	(2,167,712)	658,323
54,084,912	(101,046,701)	(2,278,982)	(3,263,420)	(2,651,670)	(2,976,462)

76,534,726	177,581,427	13,527,078	16,790,498	27,228,006	30,204,468
$130,619,638	$76,534,726	$11,248,096	$13,527,078	$24,576,336	$27,228,006

4,806,877	17,100,055	117,729	349,435	995,064	2,291,136
—	462,450	—	22,459	—	—
(4,333,627)	(17,963,588)	(156,980)	(407,558)	(1,094,232)	(2,276,907)
473,250	(401,083)	(39,251)	(35,664)	(99,168)	14,229

See accompanying notes to financial statements.

228 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Real Estate		ProFund VP Rising Rates Opportunity
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$53,153	$40,129	$168,549	$16,031
Net realized gains (losses) on investments	482,201	1,540,894	779,613	3,987,739
Change in net unrealized appreciation/depreciation on investments	(403,163)	(4,854,096)	(1,733,264)	1,733,692
Change in net assets resulting from operations	132,191	(3,273,073)	(785,102)	5,737,462
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(22,934)	(603,190)	—	—
Change in net assets resulting from distributions	(22,934)	(603,190)	—	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,714,502	11,092,028	7,819,985	46,824,952
Distributions reinvested	22,934	603,190	—	—
Value of shares redeemed	(2,044,534)	(16,150,682)	(13,744,099)	(41,462,432)
Change in net assets resulting from capital transactions	(307,098)	(4,455,464)	(5,924,114)	5,362,520
Change in net assets	(197,841)	(8,331,727)	(6,709,216)	11,099,982
NET ASSETS:
Beginning of period	5,595,514	13,927,241	16,989,614	5,889,632
End of period	$5,397,673	$5,595,514	$10,280,398	$16,989,614
SHARE TRANSACTIONS:
Issued	30,063	162,738	185,493	1,308,759
Reinvested	418	10,026	—	—
Redeemed	(35,957)	(244,346)	(331,042)	(1,134,716)
Change in shares	(5,476)	(71,582)	(145,549)	174,043

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 229

ProFund VP Semiconductor		ProFund VP Short Dow 30		ProFund VP Short Emerging Markets
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$(43,480)	$(43,864)	$95	$(12)	$15,859	$2,065
2,889,256	120,891	(106)	322	(87,061)	12,346
9,897,370	(7,347,846)	(115)	28	5,871	20,479
12,743,146	(7,270,819)	(126)	338	(65,331)	34,890

—	(697,508)	—	—	—	(13,998)
—	(697,508)	—	—	—	(13,998)

36,118,405	29,075,888	—	—	4,964,361	23,147,149
—	697,508	—	—	—	13,998
(10,879,494)	(35,210,883)	(142)	(52)	(4,857,947)	(23,031,353)
25,238,911	(5,437,487)	(142)	(52)	106,414	129,794
37,982,057	(13,405,814)	(268)	286	41,083	150,686

7,904,083	21,309,897	7,036	6,750	862,166	711,480
$45,886,140	$7,904,083	$6,768	$7,036	$903,249	$862,166

424,783	352,474	—	—	200,887	858,688
—	9,089	—	—	—	544
(124,894)	(432,551)	(6)	(2)	(196,993)	(854,857)
299,889	(70,988)	(6)	(2)	3,894	4,375

See accompanying notes to financial statements.

230 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Short International		ProFund VP Short Mid-Cap
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$16,497	$13,615	$4,712	$1,059
Net realized gains (losses) on investments	(197,881)	(39,696)	(14,178)	(49,433)
Change in net unrealized appreciation/depreciation on investments	(26,152)	15,181	(3,604)	280
Change in net assets resulting from operations	(207,536)	(10,900)	(13,070)	(48,094)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,098,273	15,425,196	1,375,603	3,236,746
Distributions reinvested	—	—	—	—
Value of shares redeemed	(4,092,796)	(12,934,685)	(1,314,063)	(3,137,493)
Change in net assets resulting from capital transactions	(1,994,523)	2,490,511	61,540	99,253
Change in net assets	(2,202,059)	2,479,611	48,470	51,159
NET ASSETS:
Beginning of period	3,016,374	536,763	95,695	44,536
End of period	$814,315	$3,016,374	$144,165	$95,695
SHARE TRANSACTIONS:
Issued	79,066	526,966	168,846	376,196
Reinvested	—	—	—	—
Redeemed	(154,301)	(441,614)	(161,870)	(370,518)
Change in shares	(75,235)	85,352	6,976	5,678

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 231

ProFund VP Short Nasdaq-100		ProFund VP Short Small-Cap		ProFund VP Small-Cap
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$110,455	$(4,024)	$55,222	$6,812	$46,602	$(24,367)
(2,385,808)	(1,161,444)	(269,329)	190,588	277,000	(914,778)
(52,901)	(52,891)	(49,091)	(29,606)	489,671	(1,956,684)
(2,328,254)	(1,218,359)	(263,198)	167,794	813,273	(2,895,829)

—	—	—	—	—	(1,534,469)
—	—	—	—	—	(1,534,469)

86,729,909	625,172,638	14,184,653	21,351,405	5,742,231	15,631,518
—	—	—	—	—	1,534,469
(87,769,938)	(618,292,641)	(13,160,162)	(19,469,428)	(4,481,061)	(17,102,206)
(1,040,029)	6,879,997	1,024,491	1,881,977	1,261,170	63,781
(3,368,283)	5,661,638	761,293	2,049,771	2,074,443	(4,366,517)

7,484,266	1,822,628	3,045,423	995,652	10,220,742	14,587,259
$4,115,983	$7,484,266	$3,806,716	$3,045,423	$12,295,185	$10,220,742

5,463,974	38,586,245	542,738	840,150	184,644	469,566
—	—	—	—	—	48,853
(5,565,610)	(38,310,557)	(504,758)	(769,069)	(142,714)	(513,701)
(101,636)	275,688	37,980	71,081	41,930	4,718

See accompanying notes to financial statements.

232 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Small-Cap Growth		ProFund VP Small-Cap Value
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(12,803)	$(89,048)	$21,679	$9,424
Net realized gains (losses) on investments	139,706	620,718	(436,706)	605,728
Change in net unrealized appreciation/depreciation on investments	713,172	(5,814,159)	1,052,688	(4,158,224)
Change in net assets resulting from operations	840,075	(5,282,489)	637,661	(3,543,072)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(2,541,552)	—	(3,824,325)
Change in net assets resulting from distributions	—	(2,541,552)	—	(3,824,325)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,864,622	7,397,785	3,948,245	21,185,484
Distributions reinvested	—	2,541,552	—	3,824,325
Value of shares redeemed	(2,767,059)	(13,485,472)	(5,720,686)	(26,358,964)
Change in net assets resulting from capital transactions	97,563	(3,546,135)	(1,772,441)	(1,349,155)
Change in net assets	937,638	(11,370,176)	(1,134,780)	(8,716,552)
NET ASSETS:
Beginning of period	13,844,417	25,214,593	18,403,563	27,120,115
End of period	$14,782,055	$13,844,417	$17,268,783	$18,403,563
SHARE TRANSACTIONS:
Issued	103,124	247,276	92,481	447,625
Reinvested	—	90,447	—	90,817
Redeemed	(100,473)	(436,566)	(138,412)	(574,024)
Change in shares	2,651	(98,843)	(45,931)	(35,582)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 233

ProFund VP Technology		ProFund VP UltraBull		ProFund VP UltraMid-Cap
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$(113,279)	$(319,765)	$49,837	$(26,425)	$33,787	$(25,299)
5,618,582	5,115,858	1,711,678	(4,269,046)	248,454	(2,122,220)
7,559,958	(22,372,274)	1,939,086	(2,998,341)	712,397	(2,845,408)
13,065,261	(17,576,181)	3,700,601	(7,293,812)	994,638	(4,992,927)

—	(6,489,800)	—	(3,026,939)	—	(4,057,524)
—	(6,489,800)	—	(3,026,939)	—	(4,057,524)

28,147,882	60,021,359	22,031,641	44,969,990	2,507,472	5,212,703
—	6,489,800	—	3,026,939	—	4,057,524
(14,885,165)	(70,000,284)	(18,033,787)	(47,204,113)	(2,232,477)	(9,687,753)
13,262,717	(3,489,125)	3,997,854	792,816	274,995	(417,526)
26,327,978	(27,555,106)	7,698,455	(9,527,935)	1,269,633	(9,467,977)

27,032,300	54,587,406	10,252,540	19,780,475	8,401,842	17,869,819
$53,360,278	$27,032,300	$17,950,995	$10,252,540	$9,671,475	$8,401,842

462,251	875,393	951,396	1,611,165	78,969	121,821
—	115,580	—	128,260	—	130,930
(252,162)	(1,022,445)	(781,283)	(1,669,379)	(72,184)	(201,407)
210,089	(31,472)	170,113	70,046	6,785	51,344

See accompanying notes to financial statements.

234 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP UltraNasdaq-100		ProFund VP UltraShort Dow 30
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$244,745	$(870,317)	$54	$6
Net realized gains (losses) on investments	41,877,889	(87,601,448)	(152)	252
Change in net unrealized appreciation/depreciation on investments	27,205,832	(55,347,561)	(133)	32
Change in net assets resulting from operations	69,328,466	(143,819,326)	(231)	290
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(73,707,166)	—	—
Change in net assets resulting from distributions	—	(73,707,166)	—	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	187,829,448	783,033,939	—	—
Distributions reinvested	—	73,707,166	—	—
Value of shares redeemed	(173,679,799)	(822,920,752)	(64)	(218)
Change in net assets resulting from capital transactions	14,149,649	33,820,353	(64)	(218)
Change in net assets	83,478,115	(183,706,139)	(295)	72
NET ASSETS:
Beginning of period	84,527,951	268,234,090	4,176	4,104
End of period	$168,006,066	$84,527,951	$3,881	$4,176
SHARE TRANSACTIONS:
Issued	9,779,207	27,310,466	—	—
Reinvested	—	3,774,048	—	—
Redeemed	(9,280,014)	(27,899,976)	(17)	(52)
Change in shares	499,193	3,184,538	(17)	(52)

(a)   As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 235

ProFund VP UltraShort Nasdaq-100				ProFund VP UltraSmall-Cap		ProFund VP U.S. Government Plus
Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022

$50,037		$(5,529)		$41,380	$(56,836)	$151,420	$79,921
(2,958,772)		(33,049)		464,519	(9,847,102)	(629,855)	(5,404,278)
85,836		(120,025)		764,250	(1,330,985)	526,193	(693,163)
(2,822,899)		(158,603)		1,270,149	(11,234,923)	47,758	(6,017,520)

—		—		—	(3,563,574)	(89,278)	—
—		—		—	(3,563,574)	(89,278)	—

107,603,358		525,224,249		15,178,586	30,429,337	13,705,217	20,691,258
—		—		—	3,563,574	89,278	—
(108,751,082)		(520,850,076)		(15,328,291)	(34,856,101)	(12,388,432)	(22,274,802)
(1,147,724)		4,374,173		(149,705)	(863,190)	1,406,063	(1,583,544)
(3,970,623)		4,215,570		1,120,444	(15,661,687)	1,364,543	(7,601,064)

4,664,144		448,574		12,588,175	28,249,862	7,613,718	15,214,782
$693,521		$4,664,144		$13,708,619	$12,588,175	$8,978,261	$7,613,718

1,693,202	(a)	7,220,831	(a)	1,282,146	1,967,289	971,161	1,233,313
—		—		—	271,614	6,447	—
(1,732,983	)(a)	(7,173,266	)(a)	(1,300,101)	(2,198,557)	(893,948)	(1,328,040)
(39,781)		47,565		(17,955)	40,346	83,660	(94,727)

See accompanying notes to financial statements.

236 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Utilities
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$237,089	$381,487
Net realized gains (losses) on investments	908,207	(965,494)
Change in net unrealized appreciation/depreciation on investments	(3,572,969)	(267,769)
Change in net assets resulting from operations	(2,427,673)	(851,776)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	—	(817,438)
Change in net assets resulting from distributions	—	(817,438)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	6,881,578	39,032,890
Distributions reinvested	—	817,438
Value of shares redeemed	(13,546,685)	(33,938,589)
Change in net assets resulting from capital transactions	(6,665,107)	5,911,739
Change in net assets	(9,092,780)	4,242,525
NET ASSETS:
Beginning of period	39,017,977	34,775,452
End of period	$29,925,197	$39,017,977
SHARE TRANSACTIONS:
Issued	171,440	924,990
Reinvested	—	19,547
Redeemed	(341,024)	(823,184)
Change in shares	(169,584)	121,353

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Financial Highlights

238 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In excess of net Investment income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund Access VP High Yield
Six Months Ended June 30, 2023 (unaudited)	$23.59	0.26	0.69	0.95	—	—	—	—	—	$24.54	4.03%		1.73%	1.68%		2.13%		$16,613	638%
Year Ended December 31, 2022	$26.51	0.11	(2.22)	(2.11)	(0.11)	(0.70)	—	—	(0.81)	$23.59	(7.97)%		1.69%	1.68%		0.46%		$17,015	1,532%
Year Ended December 31, 2021	$27.10	(0.34)	0.41	0.07	—	(0.66)	—	—	(0.66)	$26.51	0.27%		1.72%	1.68%		(1.28)%		$15,325	1,351%
Year Ended December 31, 2020	$28.71	(0.31)	0.16	(0.15)	—	(1.46)	—	—	(1.46)	$27.10	0.06%		1.87%	1.68%		(1.16)%		$19,923	1,447%
Year Ended December 31, 2019	$26.74	0.06	3.21	3.27	(0.06)	(1.24)	—	—	(1.30)	$28.71	12.43%		1.73%	1.70	%(f)	0.23%		$32,038	1,459%
Year Ended December 31, 2018	$28.25	0.16	(0.33)	(0.17)	(0.16)	(0.37)	(0.60)	(0.21)	(1.34)	$26.74	(0.61	)%(g)	1.72%	1.66	%(g)	0.58	%(g)	$16,054	1,539%
ProFund VP Asia 30
Six Months Ended June 30, 2023 (unaudited)	$35.46	— (h)	0.51	0.51	—	—	—	—	—	$35.97	1.44%		1.81%	1.68%		0.01%		$15,602	82%
Year Ended December 31, 2022	$53.26	(0.17)	(12.40)	(12.57)	(0.21)	—	(5.02)	—	(5.23)	$35.46	(24.42)%		1.74%	1.68%		(0.44)%		$17,741	202%
Year Ended December 31, 2021	$75.87	0.24	(12.05)	(11.81)	—	—	(10.80)	—	(10.80)	$53.26	(18.52	)%(i)	1.68%	1.68%		0.33%		$21,907	125%
Year Ended December 31, 2020	$62.15	(0.11)	21.13	21.02	(0.72)	—	(6.58)	—	(7.30)	$75.87	35.55%		1.71%	1.68%		(0.18)%		$29,494	130%
Year Ended December 31, 2019	$49.34	0.39	12.56	12.95	(0.14)	—	—	—	(0.14)	$62.15	26.31%		1.72%	1.68%		0.68%		$29,057	111%
Year Ended December 31, 2018	$60.88	0.11	(11.37)	(11.26)	(0.28)	—	—	—	(0.28)	$49.34	(18.59)%		1.74%	1.68%		0.19%		$19,796	87%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and 0.57%, respectively, and the total return would have been (0.62)%.
(h)	Amount is less than $0.005.
(i)	During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.34%.

See accompanying notes to financial statements.

Financial Highlights :: 239

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Banks
Six Months Ended June 30, 2023 (unaudited)	$25.10	0.20	(3.84)	(3.64)	—	—	—	$21.46	(14.54)%	1.81%	1.68%		1.72%	$3,805	224%
Year Ended December 31, 2022	$31.63	0.20	(6.49)	(6.29)	(0.24)	—	(0.24)	$25.10	(19.88)%	1.74%	1.68%		0.69%	$4,496	599%
Year Ended December 31, 2021	$23.77	0.17	7.93	8.10	(0.24)	—	(0.24)	$31.63	34.09%	1.68%	1.68%		0.57%	$7,500	551%
Year Ended December 31, 2020	$28.74	0.36	(4.85)	(4.49)	(0.48)	—	(0.48)	$23.77	(15.21)%	1.74%	1.68%		1.74%	$4,823	478%
Year Ended December 31, 2019	$21.31	0.31	7.39	7.70	(0.27)	—	(0.27)	$28.74	36.43%	1.70%	1.68%		1.24%	$9,333	293%
Year Ended December 31, 2018	$26.03	0.15	(4.79)	(4.64)	(0.08)	—	(0.08)	$21.31	(17.90)%	1.71%	1.68%		0.57%	$6,539	324%
ProFund VP Bear
Six Months Ended June 30, 2023 (unaudited)	$17.04	0.25	(2.28)	(2.03)	—	—	—	$15.01	(11.91)%	1.74%	1.68%		3.10%	$5,013	—
Year Ended December 31, 2022	$14.56	0.03	2.45	2.48	—	—	—	$17.04	17.03%	1.70%	1.68%		0.20%	$4,958	—
Year Ended December 31, 2021	$19.59	(0.28)	(4.49)	(4.77)	—	(0.26)	(0.26)	$14.56	(24.57)%	1.69%	1.68%		(1.68)%	$1,557	—
Year Ended December 31, 2020	$26.47	(0.35)	(6.41)	(6.76)	(0.12)	—	(0.12)	$19.59	(25.61)%	1.79%	1.68%		(1.40)%	$2,352	—
Year Ended December 31, 2019	$34.40	0.13	(8.03)	(7.90)	(0.03)	—	(0.03)	$26.47	(22.95)%	1.74%	1.71	%(f)	0.43%	$3,207	—
Year Ended December 31, 2018	$33.06	0.03	1.31	1.34	—	—	—	$34.40	4.05%	1.65%	1.65%		0.08%	$4,135	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to financial statements.

240 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Biotechnology
Six Months Ended June 30, 2023 (unaudited)	$70.69	(0.28)	2.43	2.15	—	—	—	$72.84	3.03%		1.73%	1.71	%(f)	(0.79)%		$46,414	100%
Year Ended December 31, 2022	$94.46	(0.14)	(8.78)	(8.92)	—	(14.85)	(14.85)	$70.69	(7.71)%		1.63%	1.63%		(0.19)%		$49,395	29%
Year Ended December 31, 2021	$82.13	(0.14)	13.01	12.87	—	(0.54)	(0.54)	$94.46	15.73%		1.58%	1.58%		(0.15)%		$61,798	43%
Year Ended December 31, 2020	$76.13	(0.05)	11.57	11.52	(0.01)	(5.51)	(5.52)	$82.13	15.38%		1.67%	1.67%		(0.06)%		$60,969	70%
Year Ended December 31, 2019	$65.65	0.01	10.75	10.76	—	(0.28)	(0.28)	$76.13	16.46%		1.63%	1.63%		0.02%		$57,767	81%
Year Ended December 31, 2018	$70.40	(0.07)	(4.68)	(4.75)	—	—	—	$65.65	(6.75)%		1.58%	1.58%		(0.10)%		$55,520	114%
ProFund VP Bull
Six Months Ended June 30, 2023 (unaudited)	$48.67	0.20	7.48	7.68	—	—	—	$56.35	15.76%		1.74%	1.68%		0.78%		$53,322	59%
Year Ended December 31, 2022	$70.29	(0.05)	(13.46)	(13.51)	—	(8.11)	(8.11)	$48.67	(19.74)%		1.71%	1.68%		(0.10)%		$43,609	199%
Year Ended December 31, 2021	$59.38	(0.42)	15.37	14.95	—	(4.04)	(4.04)	$70.29	26.33%		1.65%	1.65%		(0.66)%		$65,540	49%
Year Ended December 31, 2020	$53.62	(0.23)	8.70	8.47	(0.05)	(2.66)	(2.71)	$59.38	16.03%		1.72%	1.69	%(f)	(0.44)%		$66,044	4%
Year Ended December 31, 2019	$42.46	0.16	11.98	12.14	(0.13)	(0.85)	(0.98)	$53.62	28.88%		1.70%	1.70	%(f)	0.32%		$65,972	56%
Year Ended December 31, 2018	$50.65	0.11	(2.71)	(2.60)	—	(5.59)	(5.59)	$42.46	(6.15	)%(g)	1.69%	1.62	%(g)	0.23	%(g)	$58,926	8%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and 0.17%, respectively, and the total return would have been (6.22)%.

See accompanying notes to financial statements.

Financial Highlights :: 241

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Communication Services†
Six Months Ended June 30, 2023 (unaudited)	$29.19	0.01	5.36	5.37	—	—	—	$34.56	18.36%		1.78%	1.68%		0.07%		$5,920	155%
Year Ended December 31, 2022	$37.77	0.36	(8.35)	(7.99)	(0.59)	—	—	$29.19	(21.22)%		1.73%	1.68%		1.14%		$3,864	56%
Year Ended December 31, 2021	$32.25	0.53	5.38	5.91	(0.39)	—	—	$37.77	18.41%		1.69%	1.68%		1.50%		$7,438	105%
Year Ended December 31, 2020	$31.53	0.41	0.57	0.98	(0.26)	—	—	$32.25	3.15%		1.77%	1.68%		1.36%		$6,626	107%
Year Ended December 31, 2019	$28.42	0.28	3.87	4.15	(1.04)	—	—	$31.53	14.77%		1.76%	1.68%		0.89%		$6,167	165%
Year Ended December 31, 2018	$35.52	0.94	(6.22)	(5.28)	(1.82)	—	—	$28.42	(15.10)%		1.76%	1.68%		2.96%		$5,272	328%
ProFund VP Consumer Discretionary†
Six Months Ended June 30, 2023 (unaudited)	$52.38	(0.17)	13.80	13.63	—	—	—	$66.01	26.02%		1.77%	1.68%		(0.60)%		$22,143	68%
Year Ended December 31, 2022	$77.36	(0.43)	(23.92)	(24.35)	—	(0.63)	(0.63)	$52.38	(31.53)%		1.72%	1.68%		(0.71)%		$15,454	19%
Year Ended December 31, 2021	$76.15	(0.76)	8.12	7.36	—	(6.15)	(6.15)	$77.36	10.23%		1.68%	1.68%		(0.99)%		$30,884	39%
Year Ended December 31, 2020	$82.97	(0.56)	22.85	22.29	—	(29.11)	(29.11)	$76.15	28.34%		1.75%	1.68%		(0.72)%		$31,935	116%
Year Ended December 31, 2019	$69.55	(0.40)	17.30	16.90	—	(3.48)	(3.48)	$82.97	24.64%		1.72%	1.71	%(f)	(0.50)%		$26,846	182%
Year Ended December 31, 2018	$72.88	(0.29)	1.12	0.83	—	(4.16)	(4.16)	$69.55	0.62	%(g)	1.73%	1.65	%(g)	(0.38	)%(g)	$25,222	82%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and (0.40)%, respectively, and the total return would have been 0.60%.
†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

See accompanying notes to financial statements.

242 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Consumer Staples†
Six Months Ended June 30, 2023 (unaudited)	$50.22	0.24	2.98	3.22	—	—	—	$53.44	6.41%	1.77%	1.68%	0.90%	$13,000	116%
Year Ended December 31, 2022	$69.45	0.09	(17.04)	(16.95)	(0.03)	(2.25)	(2.28)	$50.22	(24.70)%	1.73%	1.68%	0.15%	$11,460	88%
Year Ended December 31, 2021	$62.19	0.02	11.42	11.44	(0.27)	(3.91)	(4.18)	$69.45	19.65%	1.69%	1.68%	0.03%	$26,376	65%
Year Ended December 31, 2020	$48.21	0.25	14.61	14.86	(0.38)	(0.50)	(0.88)	$62.19	31.05%	1.75%	1.68%	0.50%	$18,373	141%
Year Ended December 31, 2019	$46.16	0.49	10.83	11.32	(0.80)	(8.47)	(9.27)	$48.21	26.56%	1.73%	1.68%	1.01%	$12,137	71%
Year Ended December 31, 2018	$66.23	0.70	(9.43)	(8.73)	(0.74)	(10.60)	(11.34)	$46.16	(14.80)%	1.72%	1.68%	1.23%	$8,989	41%
ProFund VP Dow 30
Six Months Ended June 30, 2023 (unaudited)	$18.15	0.27	0.40	0.67	—	—	—	$18.82	3.69%	1.66%	1.65%	3.00%	$325	—
Year Ended December 31, 2022	$23.90	0.01	(2.22)	(2.21)	—	(3.54)	(3.54)	$18.15	(8.85)%	1.57%	1.57%	0.05%	$269	—
Year Ended December 31, 2021	$23.26	(0.34)	4.18	3.84	—	(3.20)	(3.20)	$23.90	17.51%	1.47%	1.47%	(1.47)%	$218	—
Year Ended December 31, 2020	$28.16	(0.31)	2.05	1.74	(0.13)	(6.51)	(6.64)	$23.26	7.41%	1.58%	1.58%	(1.31)%	$385	—
Year Ended December 31, 2019	$23.07	0.15	4.97	5.12	(0.03)	—	(0.03)	$28.16	22.18%	1.47%	1.47%	0.56%	$316	—
Year Ended December 31, 2018	$31.90	0.05	(1.18)	(1.13)	—	(7.70)	(7.70)	$23.07	(6.03)%	1.49%	1.49%	0.16%	$307	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

See accompanying notes to financial statements.

Financial Highlights :: 243

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Emerging Markets
Six Months Ended June 30, 2023 (unaudited)	$25.02	0.18	1.73	1.91	—	—	—	$26.93	7.63%		1.81%	1.68%		1.35%		$23,763	64%
Year Ended December 31, 2022	$30.04	0.63	(5.48)	(4.85)	(0.17)	—	(0.17)	$25.02	(16.19)%		1.78%	1.68%		2.38%		$18,753	53%
Year Ended December 31, 2021	$36.64	0.15	(6.75)	(6.60)	—	—	—	$30.04	(18.01)%		1.69%	1.68%		0.43%		$19,702	60%
Year Ended December 31, 2020	$29.08	(0.08)	7.82	7.74	(0.18)	—	(0.18)	$36.64	26.72	%(f)	1.74%	1.68%		(0.29)%		$26,509	108%
Year Ended December 31, 2019	$23.54	0.15	5.53	5.68	(0.14)	—	(0.14)	$29.08	24.23	%(g)	1.74%	1.68%		0.58%		$25,952	83%
Year Ended December 31, 2018	$27.85	0.09	(4.33)	(4.24)	(0.07)	—	(0.07)	$23.54	(15.27)%		1.74%	1.68%		0.34%		$17,065	21%
ProFund VP Energy†
Six Months Ended June 30, 2023 (unaudited)	$44.29	0.40	(3.25)	(2.85)	—	—	—	$41.44	(6.43)%		1.77%	1.68%		1.89%		$48,719	21%
Year Ended December 31, 2022	$28.04	0.82	15.85	16.67	(0.42)	—	(0.42)	$44.29	59.43%		1.71%	1.68%		2.09%		$63,086	48%
Year Ended December 31, 2021	$18.78	0.58	9.13	9.71	(0.45)	—	(0.45)	$28.04	51.93%		1.69%	1.68%		2.30%		$30,740	80%
Year Ended December 31, 2020	$29.86	0.57	(10.93)	(10.36)	(0.50)	(0.22)	(0.72)	$18.78	(34.46)%		1.76%	1.68%		3.00%		$18,535	130%
Year Ended December 31, 2019	$28.99	0.45	1.90	2.35	(0.44)	(1.04)	(1.48)	$29.86	8.52%		1.72%	1.72	%(h)	1.46%		$26,442	38%
Year Ended December 31, 2018	$36.93	0.36	(7.68)	(7.32)	(0.62)	—	(0.62)	$28.99	(20.22	)%(i)	1.72%	1.65	%(i)	0.99	%(i)	$25,783	76%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	During the year ended December 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.20%.
(g)	During the year ended December 31, 2019, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.69%.
(h)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(i)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and 0.96%, respectively, and the total return would have been (20.26)%.
†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

See accompanying notes to financial statements.

244 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Europe 30
Six Months Ended June 30, 2023 (unaudited)	$22.52	0.28	1.52	1.80	—	—	—	$24.32	7.99%	1.79%	1.68%	2.34%	$14,366	61%
Year Ended December 31, 2022	$25.62	0.43	(2.37)	(1.94)	(0.29)	(0.87)	(1.16)	$22.52	(7.76)%	(1.75)%	1.68%	1.82%	$14,379	131%
Year Ended December 31, 2021	$20.76	0.32	4.76	5.08	(0.22)	—	(0.22)	$25.62	24.53%	1.69%	1.68%	1.30%	$17,489	138%
Year Ended December 31, 2020	$23.50	0.22	(2.43)	(2.21)	(0.53)	—	(0.53)	$20.76	(9.23)%	1.77%	1.68%	1.10%	$14,729	63%
Year Ended December 31, 2019	$20.55	0.45	3.15	3.60	(0.65)	—	(0.65)	$23.50	17.79%	1.79%	1.68%	1.97%	$19,526	85%
Year Ended December 31, 2018	$24.53	0.48	(3.86)	(3.38)	(0.60)	—	(0.60)	$20.55	(14.13)%	1.75%	1.68%	1.99%	$18,331	228%
ProFund VP Falling U.S. Dollar
Six Months Ended June 30, 2023 (unaudited)	$15.10	0.23	(0.10)	0.13	—	—	—	$15.23	0.86%	2.64%	1.68%	3.04%	$1,115	—
Year Ended December 31, 2022	$16.55	(0.01)	(1.44)	(1.45)	—	—	—	$15.10	(8.76)%	2.41%	1.68%	(0.05)%	$505	—
Year Ended December 31, 2021	$18.37	(0.30)	(1.15)	(1.45)	—	(0.37)	(0.37)	$16.55	(8.03)%	2.23%	1.68%	(1.68)%	$481	—
Year Ended December 31, 2020	$17.60	(0.25)	1.09	0.84	(0.07)	—	(0.07)	$18.37	4.80%	3.18%	1.68%	(1.44)%	$1,336	—
Year Ended December 31, 2019	$18.03	0.08	(0.50)	(0.42)	(0.01)	—	(0.01)	$17.60	(2.34)%	5.49%	1.68%	0.44%	$615	—
Year Ended December 31, 2018	$22.30	0.01	(1.34)	(1.33)	—	(2.94)	(2.94)	$18.03	(6.31)%	4.51%	1.68%	0.03%	$677	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Highlights :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Financials
Six Months Ended June 30, 2023 (unaudited)	$42.23	0.09		0.73		0.82	—	—	—	$43.05	1.94%		1.76%	1.68%		0.40%		$24,544	36%
Year Ended December 31, 2022	$50.42	0.15		(7.78)		(7.63)	(0.04)	(0.52)	(0.56)	$42.23	(15.14)%		1.71%	1.68%		0.33%		$27,395	14%
Year Ended December 31, 2021	$41.61	0.03		12.16		12.19	(0.17)	(3.21)	(3.38)	$50.42	30.10%		1.68%	1.68%		0.07%		$41,801	31%
Year Ended December 31, 2020	$46.06	0.23		(1.41)		(1.18)	(0.28)	(2.99)	(3.27)	$41.61	(1.77)%		1.74%	1.68%		0.58%		$27,234	145%
Year Ended December 31, 2019	$37.39	0.21		10.83		11.04	(0.23)	(2.14)	(2.37)	$46.06	30.27%		1.71%	1.71	%(f)	0.50%		$36,747	52%
Year Ended December 31, 2018	$41.89	0.19		(4.53)		(4.34)	(0.16)	—	(0.16)	$37.39	(10.43	)%(g)	1.70%	1.63	%(g)	0.45	%(g)	$29,825	27%
ProFund VP Government Money Market
Six Months Ended June 30, 2023 (unaudited)	$1.000	0.019		—	(h)	0.019	(0.019)	—	(0.019)	$1.000	1.88%		1.24%	0.90	%(i)	3.76%		$34,870	—
Year Ended December 31, 2022	$1.000	0.010		—		0.010	(0.010)	—	(0.010)	$1.000	1.02%		1.16%	0.49	%(i)(j)	1.01%		$36,622	—
Year Ended December 31, 2021	$1.000	—	(h)	—	(h)	— (h)	— (h)	—	— (h)	$1.000	0.01%		1.07%	—	%(j)(k)	0.01%		$46,350	—
Year Ended December 31, 2020	$1.000	0.001		—	(h)	0.001	(0.001)	—	(0.001)	$1.000	0.04%		1.16%	0.52	%(j)	0.05%		$48,075	—
Year Ended December 31, 2019	$1.000	0.008		—	(h)	0.008	(0.008)	—	(0.008)	$1.000	0.77%		1.35%	1.35%		0.78%		$145,715	—
Year Ended December 31, 2018	$1.000	—	(h)	—	(h)	— (h)	— (h)	—	— (h)	$1.000	0.42%		1.46%	1.37	%(f)	0.41%		$193,519	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and 0.41%, respectively, and the total return would have been (10.48)%.
(h)	Amount is less than $0.0005.
(i)	The Advisor voluntarily waived fees and expenses to limit the annual expense ratio to 0.90% (excluding amounts contractually waived, if any, to support a minimum net yield).
(j)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.
(k)	Amount is less than 0.005%.

See accompanying notes to financial statements.

246 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Health Care
Six Months Ended June 30, 2023 (unaudited)	$74.44	0.02	(1.39)	(1.37)	—	—	—	$73.07	(1.84)%	1.75%	1.68%	0.05%	$38,178	11%
Year Ended December 31, 2022	$84.07	(0.15)	(5.18)	(5.33)	—	(4.30)	(4.30)	$74.44	(6.03)%	1.69%	1.68%	(0.20)%	$43,635	30%
Year Ended December 31, 2021	$75.46	(0.24)	15.51	15.27	(0.03)	(6.63)	(6.66)	$84.07	21.54%	1.68%	1.68%	(0.30)%	$55,677	10%
Year Ended December 31, 2020	$74.91	0.03	10.27	10.30	—	(9.75)	(9.75)	$75.46	14.44%	1.73%	1.68%	0.04%	$52,001	58%
Year Ended December 31, 2019	$71.82	(0.01)	12.63	12.62	—	(9.53)	(9.53)	$74.91	19.37%	1.72%	1.68%	(0.01)%	$49,409	33%
Year Ended December 31, 2018	$73.28	(0.06)	3.29	3.23	—	(4.69)	(4.69)	$71.82	4.44%	1.66%	1.65%	(0.08)%	$52,173	61%
ProFund VP Industrials
Six Months Ended June 30, 2023 (unaudited)	$83.02	0.03	7.76	7.79	—	—	—	$90.81	9.38%	1.76%	1.68%	0.08%	$15,187	56%
Year Ended December 31, 2022	$99.95	(0.18)	(15.43)	(15.61)	—	(1.32)	(1.32)	$83.02	(15.60)%	1.72%	1.68%	(0.21)%	$14,194	73%
Year Ended December 31, 2021	$90.68	(0.44)	15.06	14.62	—	(5.35)	(5.35)	$99.95	16.40%	1.69%	1.68%	(0.45)%	$21,804	72%
Year Ended December 31, 2020	$79.25	(0.15)	13.24	13.09	(0.14)	(1.52)	(1.66)	$90.68	16.76%	1.75%	1.68%	(0.20)%	$17,080	123%
Year Ended December 31, 2019	$72.70	0.10	20.77	20.87	—	(14.32)	(14.32)	$79.25	30.49%	1.71%	1.68%	0.12%	$17,879	71%
Year Ended December 31, 2018	$83.42	(0.07)	(10.56)	(10.63)	(0.09)	—	(0.09)	$72.70	(12.76)%	1.68%	1.67%	(0.09)%	$11,116	67%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Highlights :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP International
Six Months Ended June 30, 2023 (unaudited)	$17.81	0.28	1.65	1.93	—	—	—	$19.74	10.84%		1.73%	1.68%		2.94%		$11,898	—
Year Ended December 31, 2022	$22.33	(0.03)	(3.63)	(3.66)	—	(0.86)	(0.86)	$17.81	(16.45)%		1.68%	1.65%		(0.16)%		$12,772	—
Year Ended December 31, 2021	$20.52	(0.35)	2.16	1.81	—	—	—	$22.33	8.82%		1.60%	1.60%		(1.60)%		$12,151	—
Year Ended December 31, 2020	$19.66	(0.24)	1.19	0.95	(0.09)	—	(0.09)	$20.52	4.90%		1.68%	1.68%		(1.36)%		$5,532	—
Year Ended December 31, 2019	$16.53	0.08	3.10	3.18	(0.05)	—	(0.05)	$19.66	19.27%		1.65%	1.65%		0.43%		$5,679	—
Year Ended December 31, 2018	$23.47	0.04	(3.26)	(3.22)	—	(3.72)	(3.72)	$16.53	(15.76	)%(f)	1.57%	1.50	%(f)	0.20	%(f)	$6,140	—
ProFund VP Internet
Six Months Ended June 30, 2023 (unaudited)	$16.40	(0.12)	5.32	5.20	—	—	—	$21.60	31.71%		1.76%	1.68%		(1.30)%		$11,342	37%
Year Ended December 31, 2022	$51.30	(0.36)	(21.75)	(22.11)	—	(12.79)	(12.79)	$16.40	(46.13)%		1.70%	1.69	%(g)	(1.40)%		$8,133	28%
Year Ended December 31, 2021	$58.55	(0.84)	3.30	2.46	—	(9.71)	(9.71)	$51.30	5.30%		1.68%	1.68%		(1.47)%		$19,532	57%
Year Ended December 31, 2020	$43.10	(0.69)	22.44	21.75	—	(6.30)	(6.30)	$58.55	50.82%		1.71%	1.68%		(1.36)%		$26,399	116%
Year Ended December 31, 2019(h)	$37.40	(0.54)	7.27	6.73	—	(1.03)	(1.03)	$43.10	18.03%		1.69%	1.69	%(g)	(1.24)%		$16,593	163%
Year Ended December 31, 2018(h)	$37.12	(0.59)	2.80	2.21	—	(1.93)	(1.93)	$37.40	4.93%		1.64%	1.64%		(1.39)%		$17,917	138%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.57% and 0.13%, respectively, and the total return would have been (15.84)%.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(h)	As described in Note 8, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to financial statements.

248 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Japan
Six Months Ended June 30, 2023 (unaudited)	$48.48	0.82	14.88	15.70	—	—	—	$64.18	32.38%		1.73%	1.68%		2.98%		$12,201	—
Year Ended December 31, 2022	$56.77	(0.12)	(5.32)	(5.44)	—	(2.85)	(2.85)	$48.48	(9.92)%		1.69%	1.68%		(0.22)%		$7,448	—
Year Ended December 31, 2021	$63.65	(1.02)	3.20	2.18	—	(9.06)	(9.06)	$56.77	3.89%		1.69%	1.68%		(1.68)%		$7,261	—
Year Ended December 31, 2020	$55.06	(0.73)	9.48	8.75	(0.16)	—	(0.16)	$63.65	15.93%		1.75%	1.68%		(1.38)%		$11,668	—
Year Ended December 31, 2019	$45.95	0.12	9.06	9.18	(0.07)	—	(0.07)	$55.06	20.00%		1.74%	1.74	%(f)	0.23%		$9,319	—
Year Ended December 31, 2018	$52.00	0.05	(6.10)	(6.05)	—	—	—	$45.95	(11.63	)%(g)	1.63%	1.56	%(g)	0.09	%(g)	$8,606	—
ProFund VP Large-Cap Growth
Six Months Ended June 30, 2023 (unaudited)	$47.65	(0.08)	9.72	9.64	—	—	—	$57.29	20.23%		1.79%	1.68%		(0.29)%		$25,761	56%
Year Ended December 31, 2022	$85.95	(0.46)	(24.71)	(25.17)	—	(13.13)	(13.13)	$47.65	(30.64)%		1.73%	1.68%		(0.76)%		$15,799	132%
Year Ended December 31, 2021	$77.23	(0.75)	20.84	20.09	—	(11.37)	(11.37)	$85.95	29.86%		1.69%	1.68%		(0.94)%		$37,180	122%
Year Ended December 31, 2020	$64.35	(0.35)	20.11	19.76	—	(6.88)	(6.88)	$77.23	30.93%		1.75%	1.68%		(0.52)%		$29,963	150%
Year Ended December 31, 2019	$65.02	(0.10)	17.13	17.03	—	(17.70)	(17.70)	$64.35	28.89%		1.73%	1.68%		(0.14)%		$28,941	136%
Year Ended December 31, 2018	$69.22	(0.22)	(0.74)	(0.96)	—	(3.24)	(3.24)	$65.02	(1.86)%		1.69%	1.68%		(0.30)%		$24,821	149%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.63% and 0.02%, respectively, and the total return would have been (11.71)%.

See accompanying notes to financial statements.

Financial Highlights :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Large-Cap Value
Six Months Ended June 30, 2023 (unaudited)	$45.11	0.09	4.95	5.04	—	—	—	$50.15	11.17%	1.80%	1.68%	0.39%	$17,202	82%
Year Ended December 31, 2022	$49.32	0.23	(3.59)	(3.36)	(0.23)	(0.62)	(0.85)	$45.11	(6.82)%	1.73%	1.68%	0.51%	$15,986	214%
Year Ended December 31, 2021	$40.50	0.22	9.03	9.25	(0.43)	—	(0.43)	$49.32	22.93%	1.70%	1.68%	0.48%	$17,877	79%
Year Ended December 31, 2020	$47.60	0.43	(1.06)	(0.63)	(0.50)	(5.97)	(6.47)	$40.50	(0.06)%	1.77%	1.68%	1.05%	$14,607	97%
Year Ended December 31, 2019	$41.32	0.37	11.15	11.52	(0.46)	(4.78)	(5.24)	$47.60	29.77%	1.74%	1.68%	0.81%	$22,202	110%
Year Ended December 31, 2018	$46.62	0.38	(5.29)	(4.91)	(0.39)	—	(0.39)	$41.32	(10.63)%	1.70%	1.68%	0.84%	$15,394	116%
ProFund VP Materials†
Six Months Ended June 30, 2023 (unaudited)	$76.40	0.17	6.34	6.51	—	—	—	$82.91	8.52%	1.78%	1.68%	0.42%	$16,489	52%
Year Ended December 31, 2022	$84.94	0.36	(8.08)	(7.72)	(0.13)	(0.69)	(0.82)	$76.40	(9.14)%	1.71%	1.68%	0.46%	$13,568	65%
Year Ended December 31, 2021	$69.36	0.14	17.52	17.66	(0.23)	(1.85)	(2.08)	$84.94	25.63%	1.68%	1.68%	0.18%	$17,284	134%
Year Ended December 31, 2020	$64.71	0.32	9.87	10.19	(0.42)	(5.12)	(5.54)	$69.36	16.49%	1.73%	1.68%	0.53%	$16,416	135%
Year Ended December 31, 2019	$56.94	0.37	9.53	9.90	(0.22)	(1.91)	(2.13)	$64.71	17.72%	1.71%	1.68%	0.60%	$11,884	58%
Year Ended December 31, 2018	$69.41	0.14	(12.36)	(12.22)	(0.25)	—	(0.25)	$56.94	(17.66)%	1.74%	1.68%	0.21%	$12,171	39%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
†	As described in Note 1, effective March 17, 2023, this ProFund VP's name changed due to a change to its underlying benchmark index.

See accompanying notes to financial statements.

250 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Mid-Cap
Six Months Ended June 30, 2023 (unaudited)	$14.68	0.22	0.90	1.12	—	—	—	$15.80	7.63%		1.75%	1.68%		2.93%		$9,732	—
Year Ended December 31, 2022	$21.47	(0.04)	(3.10)	(3.14)	—	(3.65)	(3.65)	$14.68	(14.92)%		1.70%	1.67%		(0.22)%		$9,993	—
Year Ended December 31, 2021	$18.15	(0.33)	4.31	3.98	—	(0.66)	(0.66)	$21.47	22.21%		1.61%	1.61%		(1.61)%		$15,850	—
Year Ended December 31, 2020	$23.89	(0.26)	1.63	1.37	(0.22)	(6.89)	(7.11)	$18.15	10.76%		1.70%	1.70	%(f)	(1.34)%		$10,731	—
Year Ended December 31, 2019	$19.37	0.11	4.44	4.55	(0.03)	—	(0.03)	$23.89	23.53%		1.64%	1.64%		0.50%		$11,332	—
Year Ended December 31, 2018	$29.47	0.02	(2.56)	(2.54)	—	(7.56)	(7.56)	$19.37	(12.86	)%(g)	1.52%	1.49	%(g)	0.08	%(g)	$21,039	—
ProFund VP Mid-Cap Growth
Six Months Ended June 30, 2023 (unaudited)	$31.75	(0.05)	3.07	3.02	—	—	—	$34.77	9.51%		1.82%	1.68%		(0.32)%		$12,257	46%
Year Ended December 31, 2022	$50.76	(0.21)	(9.92)	(10.13)	—	(8.88)	(8.88)	$31.75	(20.34)%		1.76%	1.68%		(0.57)%		$11,954	94%
Year Ended December 31, 2021	$47.68	(0.51)	8.14	7.63	—	(4.55)	(4.55)	$50.76	16.97%		1.73%	1.68%		(1.02)%		$20,702	113%
Year Ended December 31, 2020	$43.13	(0.28)	8.71	8.43	—	(3.88)	(3.88)	$47.68	20.90%		1.78%	1.68%		(0.68)%		$21,028	184%
Year Ended December 31, 2019	$38.51	(0.16)	9.17	9.01	—	(4.39)	(4.39)	$43.13	24.24%		1.75%	1.68%		(0.38)%		$20,792	191%
Year Ended December 31, 2018	$47.64	(0.23)	(4.76)	(4.99)	—	(4.14)	(4.14)	$38.51	(11.98)%		1.70%	1.68%		(0.48)%		$14,603	131%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.52% and 0.05%, respectively, and the total return would have been (12.94)%.

See accompanying notes to financial statements.

Financial Highlights :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Mid-Cap Value
Six Months Ended June 30, 2023 (unaudited)	$39.51	0.07	2.43	2.50	—	—	—	$42.01	6.33%		1.82%	1.68%		0.33%		$11,921	64%
Year Ended December 31, 2022	$50.46	0.11	(4.32)	(4.21)	(0.07)	(6.67)	(6.74)	$39.51	(8.45)%		1.74%	1.68%		0.25%		$13,192	175%
Year Ended December 31, 2021	$39.36	0.04	11.18	11.22	(0.12)	—	(0.12)	$50.46	28.53%		1.70%	1.68%		0.08%		$18,681	172%
Year Ended December 31, 2020	$42.15	0.21	0.13	0.34	(0.15)	(2.98)	(3.13)	$39.36	2.30%		1.80%	1.68%		0.60%		$12,472	163%
Year Ended December 31, 2019	$35.25	0.10	8.22	8.32	(0.08)	(1.34)	(1.42)	$42.15	24.08%		1.75%	1.68%		0.26%		$17,712	232%
Year Ended December 31, 2018	$46.61	0.09	(5.33)	(5.24)	(0.05)	(6.07)	(6.12)	$35.25	(13.29)%		1.71%	1.68%		0.21%		$10,985	127%

ProFund VP Nasdaq-100
Six Months Ended June 30, 2023 (unaudited)	$38.21	0.09	14.45	14.54	—	—	—	$52.75	38.05%		1.78%	1.68%		0.40%		$130,620	1%
Year Ended December 31, 2022	$73.87	(0.34)	(23.34)	(23.68)	—	(11.98)	(11.98)	$38.21	(33.91)%		1.74%	1.68%		(0.67)%		$76,535	9%
Year Ended December 31, 2021	$70.73	(0.81)	15.53	14.72	—	(11.58)	(11.58)	$73.87	24.80%		1.68%	1.68%		(1.15)%		$177,581	13%
Year Ended December 31, 2020	$51.68	(0.59)	24.00	23.41	—	(4.36)	(4.36)	$70.73	45.57%		1.73%	1.68%		(0.99)%		$155,209	10%
Year Ended December 31, 2019	$38.09	(0.13)	14.06	13.93	—	(0.34)	(0.34)	$51.68	36.70%		1.72%	1.69	%(f)	(0.29)%		$103,193	9%
Year Ended December 31, 2018	$42.74	(0.15)	(0.08)	(0.23)	—	(4.42)	(4.42)	$38.09	(1.87	)%(g)	1.74%	1.67	%(g)	(0.34	)%(g)	$64,653	6%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and (0.35)%, respectively, and the total return would have been (1.88)%.

See accompanying notes to financial statements.

252 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Pharmaceuticals
Six Months Ended June 30, 2023 (unaudited)	$37.31	— (f)	(2.52)	(2.52)	—	—	—	$34.79	(6.75)%	1.78%	1.68%	—	%(g)	$11,248	54%
Year Ended December 31, 2022	$42.16	0.16	(2.71)	(2.55)	(0.03)	(2.27)	(2.30)	$37.31	(6.13)%	1.70%	1.68%	0.41%		$13,527	64%
Year Ended December 31, 2021	$38.54	0.07	4.18	4.25	(0.11)	(0.52)	(0.63)	$42.16	11.20%	1.68%	1.68%	0.18%		$16,790	60%
Year Ended December 31, 2020	$34.29	— (f)	4.29	4.29	(0.04)	—	(0.04)	$38.54	12.51%	1.73%	1.68%	0.01%		$16,271	91%
Year Ended December 31, 2019	$34.85	0.04	4.22	4.26	(0.31)	(4.51)	(4.82)	$34.29	14.04%	1.74%	1.68%	0.12%		$13,604	126%
Year Ended December 31, 2018	$38.53	0.25	(2.58)	(2.33)	(0.42)	(0.93)	(1.35)	$34.85	(6.20)%	1.76%	1.68%	0.65%		$13,833	261%

ProFund VP Precious Metals
Six Months Ended June 30, 2023 (unaudited)	$25.03	0.39	(0.56)	(0.17)	—	—	—	$24.86	(0.68)%	1.76%	1.68%	2.97%		$24,576	—
Year Ended December 31, 2022	$28.13	(0.09)	(3.01)	(3.10)	—	—	—	$25.03	(11.02)%	1.71%	1.68%	(0.33)%		$27,228	—
Year Ended December 31, 2021	$30.89	(0.49)	(2.27)	(2.76)	—	—	—	$28.13	(8.94)%	1.68%	1.68%	(1.68)%		$30,204	—
Year Ended December 31, 2020	$24.94	(0.42)	6.44	6.02	(0.07)	—	(0.07)	$30.89	24.10%	1.74%	1.68%	(1.43)%		$38,371	—
Year Ended December 31, 2019	$17.10	0.07	7.78	7.85	(0.01)	—	(0.01)	$24.94	45.98%	1.72%	1.68%	0.37%		$32,395	—
Year Ended December 31, 2018	$19.75	0.01	(2.66)	(2.65)	—	—	—	$17.10	(13.47)%	1.75%	1.68%	0.04%		$19,001	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	Amount is less than $0.005.
(g)	Amount is less than 0.005%.

See accompanying notes to financial statements.

Financial Highlights :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Real Estate
Six Months Ended June 30, 2023 (unaudited)	$54.22	0.52	0.73	1.25	(0.23)	—	—	(0.23)	$55.24	2.29%		1.79%	1.68%	1.89%	$5,398	48%
Year Ended December 31, 2022	$79.69	0.32	(21.06)	(20.74)	(0.48)	(4.25)	—	(4.73)	$54.22	(26.56)%		1.74%	1.68%	0.49%	$5,596	85%
Year Ended December 31, 2021	$58.15	0.19	21.37	21.56	(0.02)	—	—	(0.02)	$79.69	37.07%		1.69%	1.68%	0.27%	$13,927	147%
Year Ended December 31, 2020	$65.05	0.42	(4.66)	(4.24)	(0.78)	(1.71)	(0.17)	(2.66)	$58.15	(6.29	)%(f)	1.76%	1.68%	0.72%	$9,729	150%
Year Ended December 31, 2019	$54.51	0.75	13.65	14.40	(1.06)	(2.80)	—	(3.86)	$65.05	26.76%		1.71%	1.68%	1.18%	$15,945	126%
Year Ended December 31, 2018	$66.65	1.09	(4.66)	(3.57)	(1.36)	(7.21)	—	(8.57)	$54.51	(5.70)%		1.69%	1.68%	1.82%	$10,384	82%

ProFund VP Rising Rates Opportunity
Six Months Ended June 30, 2023 (unaudited)	$43.99	0.61	(1.88)	(1.27)	—	—	—	—	$42.72	(2.89)%		1.70%	1.68%	2.93%	$10,280	—
Year Ended December 31, 2022	$27.76	0.04	16.19	16.23	—	—	—	—	$43.99	58.47%		1.66%	1.66%	0.10%	$16,990	—
Year Ended December 31, 2021	$27.78	(0.50)	0.48	(0.02)	—	—	—	—	$27.76	(0.07)%		1.64%	1.64%	(1.64)%	$5,890	—
Year Ended December 31, 2020	$38.21	(0.37)	(9.84)	(10.21)	(0.22)	—	—	(0.22)	$27.78	(26.70)%		1.73%	1.68%	(1.30)%	$4,441	—
Year Ended December 31, 2019	$48.56	0.21	(8.70)	(8.49)	(0.08)	(1.78)	—	(1.86)	$38.21	(17.41)%		1.70%	1.67%	0.50%	$5,962	—
Year Ended December 31, 2018	$46.61	0.06	1.89	1.95	—	—	—	—	$48.56	4.16%		1.64%	1.64%	0.12%	$9,941	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	During the year ended December 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.29%.

See accompanying notes to financial statements.

254 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Semiconductor
Six Months Ended June 30, 2023 (unaudited)	$65.83	(0.15)	43.58	43.43	—	—	—	$109.26	65.97%		1.73%	1.68%		(0.33)%	$45,886	91%
Year Ended December 31, 2022	$111.54	(0.29)	(40.90)	(41.19)	—	(4.52)	(4.52)	$65.83	(37.50)%		1.70%	1.69	%(f)	(0.36)%	$7,904	276%
Year Ended December 31, 2021	$82.52	(0.51)	36.96	36.45	—	(7.43)	(7.43)	$111.54	48.49%		1.64%	1.64%		(0.55)%	$21,310	230%
Year Ended December 31, 2020	$60.61	(0.06)	26.68	26.62	(0.23)	(4.48)	(4.71)	$82.52	44.85%		1.72%	1.70	%(f)	(0.09)%	$13,106	348%
Year Ended December 31, 2019	$44.36	0.22	20.66	20.88	(0.15)	(4.48)	(4.63)	$60.61	49.77%		1.67%	1.66%		0.41%	$9,517	561%
Year Ended December 31, 2018	$52.82	0.17	(4.81)	(4.64)	—	(3.82)	(3.82)	$44.36	(10.23)%		1.65%	1.65%		0.31%	$5,364	249%

ProFund VP Short Dow 30
Six Months Ended June 30, 2023 (unaudited)	$23.45	0.32	(0.75)	(0.43)	—	—	—	$23.02	(1.88)%		1.71%	1.68%		2.75%	$7	—
Year Ended December 31, 2022	$22.35	(0.04)	1.14	1.10	—	—	—	$23.45	4.92%		1.74%	1.68%		(0.17)%	$7	—
Year Ended December 31, 2021	$27.63	(0.41)	(4.87)	(5.28)	—	—	—	$22.35	(19.12	)%(g)	1.68%	1.68%		(1.68)%	$7	—
Year Ended December 31, 2020	$35.04	(0.56)	(6.78)	(7.34)	(0.07)	—	—	$27.63	(20.89)%		1.75%	1.68%		(1.63)%	$16	—
Year Ended December 31, 2019	$43.37	0.13	(8.44)	(8.31)	(0.02)	—	—	$35.04	(19.25)%		1.76%	1.68%		0.34%	$12	—
Year Ended December 31, 2018	$42.35	— (h)	1.02	1.02	—	—	—	$43.37	2.36%		1.81%	1.68%		0.03%	$14	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.60%.
(h)	Amount is less than $0.005.

See accompanying notes to financial statements.

Financial Highlights :: 255

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Short Emerging Markets
Six Months Ended June 30, 2023 (unaudited)	$26.73	0.39	(2.14)	(1.75)	—	—	—	$24.98	(6.55)%		1.75%	1.68%		3.10%		$903	—
Year Ended December 31, 2022	$25.52	0.04	1.64	1.68	—	(0.47)	(0.47)	$26.73	6.69%		1.70%	1.67%		0.14%		$862	—
Year Ended December 31, 2021	$23.20	(0.39)	2.71	2.32	—	—	—	$25.52	9.96%		1.68%	1.68%		(1.68)%		$711	—
Year Ended December 31, 2020	$34.35	(0.51)	(10.35)	(10.86)	(0.29)	—	(0.29)	$23.20	(31.76)%		1.72%	1.69	%(f)	(1.43)%		$366	—
Year Ended December 31, 2019	$47.77	0.20	(9.52)	(9.32)	(0.23)	(3.87)	(4.10)	$34.35	(20.99)%		1.67%	1.67%		0.48%		$845	—
Year Ended December 31, 2018	$42.43	0.15	5.19	5.34	—	—	—	$47.77	12.59	%(g)	1.59%	1.52	%(g)	0.34	%(g)	$1,988	—

ProFund VP Short International
Six Months Ended June 30, 2023 (unaudited)	$28.27	0.40	(2.79)	(2.39)	—	—	—	$25.88	(8.45)%		1.74%	1.68%		3.05%		$814	—
Year Ended December 31, 2022	$25.14	0.21	2.92 (h)	3.13	—	—	—	$28.27	12.45%		1.68%	1.67%		0.71%		$3,016	—
Year Ended December 31, 2021	$29.03	(0.43)	(3.46)	(3.89)	—	—	—	$25.14	(13.40)%		1.63%	1.63%		(1.63)%		$537	—
Year Ended December 31, 2020	$35.17	(0.53)	(5.40)	(5.93)	(0.21)	—	(0.21)	$29.03	(16.94)%		1.70%	1.68%		(1.43)%		$685	—
Year Ended December 31, 2019(i)	$43.87	0.19	(7.70)	(7.51)	(0.20)	(0.99)	(1.19)	$35.17	(17.42)%		1.69%	1.68%		0.48%		$596	—
Year Ended December 31, 2018(i)	$37.99	0.16	5.72	5.88	—	—	—	$43.87	15.47	%(j)	1.54%	1.46	%(j)	0.41	%(j)	$2,183	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.59% and 0.27%, respectively, and the total return would have been 12.51%.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(i)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.
(j)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.54% and 0.33%, respectively, and the total return would have been 15.39%.

See accompanying notes to financial statements.

256 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Short Mid-Cap
Six Months Ended June 30, 2023 (unaudited)	$8.29	0.13	(0.63)	(0.50)	—	—	—	$7.79	(6.03)%		1.80%	1.68%		3.14%		$144	—
Year Ended December 31, 2022	$7.60	0.03	0.66 (f)	0.69	—	—	—	$8.29	9.08%		1.71%	1.68%		0.41%		$96	—
Year Ended December 31, 2021	$20.13	(0.18)	(4.08)	(4.26)	—	(8.27)	(8.27)	$7.60	(23.87	)%(g)	1.69%	1.68%		(1.68)%		$45	—
Year Ended December 31, 2020	$27.75	(0.44)	(6.91)	(7.35)	(0.27)	—	(0.27)	$20.13	(26.65)%		1.76%	1.69	%(h)	(1.49)%		$68	—
Year Ended December 31, 2019	$35.30	0.18	(7.64)	(7.46)	(0.09)	—	(0.09)	$27.75	(21.17)%		1.66%	1.66%		0.59%		$142	—
Year Ended December 31, 2018	$33.94	0.05	3.33	3.38	—	(2.02)	(2.02)	$35.30	10.97%		1.67%	1.67%		0.17%		$657	—

ProFund VP Short Nasdaq-100
Six Months Ended June 30, 2023 (unaudited)	$18.22	0.24	(5.15)	(4.91)	—	—	—	$13.31	(26.95)%		1.79%	1.68%		3.04%		$4,116	—
Year Ended December 31, 2022	$13.49	(0.01)	4.74 (f)	4.73	—	—	—	$18.22	35.06%		1.73%	1.68%		(0.04)%		$7,484	—
Year Ended December 31, 2021	$18.22	(0.27)	(4.26)	(4.53)	—	(0.20)	(0.20)	$13.49	(25.13)%		1.68%	1.68%		(1.68)%		$1,823	—
Year Ended December 31, 2020	$31.90	(0.32)	(13.32)	(13.64)	(0.04)	—	(0.04)	$18.22	(42.77)%		1.75%	1.68%		(1.33)%		$5,120	—
Year Ended December 31, 2019(i)	$44.38	0.12	(12.55)	(12.43)	(0.05)	—	(0.05)	$31.90	(28.05)%		1.73%	1.69	%(h)	0.32%		$7,353	—
Year Ended December 31, 2018(i)	$45.72	0.04	(1.38)	(1.34)	—	—	—	$44.38	(2.89	)%(j)	1.76%	1.66	%(j)	0.08	%(j)	$4,667	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.16%.
(h)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(i)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.
(j)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and 0.07%, respectively, and the total return would have been (2.90)%.

See accompanying notes to financial statements.

Financial Highlights :: 257

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Short Small-Cap
Six Months Ended June 30, 2023 (unaudited)	$26.34	0.40	(1.96)	(1.56)	—	—	—	$24.78	(5.89)%		1.83%	1.68%		3.10%		$3,807	—
Year Ended December 31, 2022	$22.35	0.08	3.91	3.99	—	—	—	$26.34	17.81%		1.79%	1.68%		0.32%		$3,045	—
Year Ended December 31, 2021	$27.61	(0.39)	(4.87)	(5.26)	—	—	—	$22.35	(19.05)%		1.69%	1.68%		(1.68)%		$996	—
Year Ended December 31, 2020(f)	$40.78	(0.56)	(12.42)	(12.98)	(0.19)	—	(0.19)	$27.61	(31.96)%		1.83%	1.68%		(1.36)%		$1,084	—
Year Ended December 31, 2019(f)	$57.35	0.20	(11.57)	(11.37)	(0.04)	(5.16)	(5.20)	$40.78	(20.78)%		1.77%	1.68%		0.42%		$1,855	—
Year Ended December 31, 2018(f)	$51.94	0.04	5.37	5.41	—	—	—	$57.35	10.39	%(g)	1.78%	1.68	%(g)	0.10	%(g)	$2,931	—

ProFund VP Small-Cap
Six Months Ended June 30, 2023 (unaudited)	$29.85	0.14	2.00	2.14	—	—	—	$31.99	7.17%		1.86%	1.68%		0.90%		$12,295	9%
Year Ended December 31, 2022	$43.20	(0.07)	(9.16)	(9.23)	—	(4.12)	(4.12)	$29.85	(21.85)%		1.80%	1.68%		(0.19)%		$10,221	12%
Year Ended December 31, 2021	$39.82	(0.50)	5.55	5.05	—	(1.67)	(1.67)	$43.20	12.88%		1.70%	1.68%		(1.13)%		$14,587	24%
Year Ended December 31, 2020	$35.40	(0.28)	6.01	5.73	(0.02)	(1.29)	(1.31)	$39.82	17.06%		1.82%	1.68%		(0.85)%		$18,385	26%
Year Ended December 31, 2019	$28.64	0.01	6.75	6.76	—	—	—	$35.40	23.60%		1.74%	1.68%		0.03%		$16,075	22%
Year Ended December 31, 2018	$35.03	(0.04)	(3.99)	(4.03)	—	(2.36)	(2.36)	$28.64	(12.89)%		1.76%	1.68%		(0.10)%		$10,303	18%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(g)	During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. The effect to the net expense ratio, net investment income (loss) ratio, and total return were each less than 0.005%.

See accompanying notes to financial statements.

258 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Small-Cap Growth
Six Months Ended June 30, 2023 (unaudited)	$26.82	(0.02)	1.69	1.67	—	—	—	$28.49	6.23%	1.77%	1.68%	(0.18)%	$14,782	22%
Year Ended December 31, 2022	$40.99	(0.16)	(8.79)	(8.95)	—	(5.22)	(5.22)	$26.82	(22.41)%	1.71%	1.68%	(0.52)%	$13,844	73%
Year Ended December 31, 2021	$36.56	(0.33)	7.53	7.20	—	(2.77)	(2.77)	$40.99	20.64%	1.68%	1.68%	(0.82)%	$25,215	112%
Year Ended December 31, 2020	$35.85	(0.22)	5.52	5.30	—	(4.59)	(4.59)	$36.56	17.39%	1.74%	1.68%	(0.69)%	$22,530	148%
Year Ended December 31, 2019	$34.55	(0.19)	6.37	6.18	—	(4.88)	(4.88)	$35.85	19.12%	1.73%	1.68%	(0.51)%	$18,070	108%
Year Ended December 31, 2018	$39.34	(0.32)	(1.42)	(1.74)	—	(3.05)	(3.05)	$34.55	(5.75)%	1.69%	1.68%	(0.78)%	$19,185	155%

ProFund VP Small-Cap Value
Six Months Ended June 30, 2023 (unaudited)	$39.83	0.05	1.61	1.66	—	—	—	$41.49	4.17%	1.78%	1.68%	0.23%	$17,269	24%
Year Ended December 31, 2022	$54.49	0.02	(6.33)	(6.31)	—	(8.35)	(8.35)	$39.83	(12.41)%	1.71%	1.68%	0.04%	$18,404	102%
Year Ended December 31, 2021	$42.42	(0.01)	12.12	12.11	(0.04)	—	(0.04)	$54.49	28.56%	1.69%	1.68%	(0.01)%	$27,120	147%
Year Ended December 31, 2020	$48.67	0.09	(0.82)	(0.73)	(0.01)	(5.51)	(5.52)	$42.42	1.06%	1.78%	1.68%	0.23%	$21,789	192%
Year Ended December 31, 2019	$39.71	0.03	8.93	8.96	—	—	—	$48.67	22.56%	1.75%	1.68%	0.07%	$21,288	147%
Year Ended December 31, 2018	$50.27	(0.01)	(6.21)	(6.22)	—	(4.34)	(4.34)	$39.71	(14.21)%	1.75%	1.68%	(0.01)%	$16,346	141%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Highlights :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Technology
Six Months Ended June 30, 2023 (unaudited)	$48.61	(0.19)	21.22	21.03	—	—	—	$69.64	43.26%	1.69%	1.68%		(0.64)%	$53,360	29%
Year Ended December 31, 2022	$92.90	(0.57)	(30.90)	(31.47)	—	(12.82)	(12.82)	$48.61	(35.72)%	1.63%	1.63%		(0.90)%	$27,032	179%
Year Ended December 31, 2021	$75.35	(0.76)	24.96	24.20	—	(6.65)	(6.65)	$92.90	34.96%	1.58%	1.58%		(0.92)%	$54,587	163%
Year Ended December 31, 2020	$56.87	(0.43)	25.75	25.32	—	(6.84)	(6.84)	$75.35	44.80%	1.65%	1.65%		(0.66)%	$45,261	187%
Year Ended December 31, 2019	$40.10	(0.20)	18.09	17.89	—	(1.12)	(1.12)	$56.87	45.11%	1.62%	1.62%		(0.41)%	$33,951	75%
Year Ended December 31, 2018	$42.06	(0.12)	(0.66)	(0.78)	—	(1.18)	(1.18)	$40.10	(2.25)%	1.58%	1.58%		(0.27)%	$26,279	58%

ProFund VP UltraBull
Six Months Ended June 30, 2023 (unaudited)	$20.67	0.08	6.20	6.28	—	—	—	$26.95	30.38%	1.78%	1.73	%(f)	0.72%	$17,951	7%
Year Ended December 31, 2022	$46.43	(0.06)	(17.03)	(17.09)	—	(8.67)	(8.67)	$20.67	(39.12)%	1.72%	1.72	%(f)	(0.21)%	$10,253	31%
Year Ended December 31, 2021	$29.36	(0.28)	17.35	17.07	—	—	—	$46.43	58.14%	1.67%	1.67%		(0.76)%	$19,780	443%
Year Ended December 31, 2020(g)	$64.84	(0.07)	8.84	8.77	(0.49)	(43.76)	(44.25)	$29.36	19.83%	1.69%	1.69	%(f)	(0.16)%	$17,072	1,415%
Year Ended December 31, 2019(g)	$40.60	0.20	24.20	24.40	(0.16)	—	(0.16)	$64.84	60.17%	1.62%	1.62%		0.41%	$30,287	2,393%
Year Ended December 31, 2018(g)	$59.07	0.20	(7.07)	(6.87)	—	(11.60)	(11.60)	$40.60	(15.50)%	1.53%	1.53%		0.37%	$23,465	3,297%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

260 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP UltraMid-Cap
Six Months Ended June 30, 2023 (unaudited)	$28.67	0.12	3.47	3.59	—	—	—	$32.26	12.48%	1.80%	1.68%	0.77%	$9,671	8%
Year Ended December 31, 2022	$73.95	(0.10)	(21.97)	(22.07)	—	(23.21)	(23.21)	$28.67	(32.17)%	1.73%	1.68%	(0.24)%	$8,402	42%
Year Ended December 31, 2021	$50.42	(0.55)	24.08	23.53	—	—	—	$73.95	46.67%	1.69%	1.68%	(0.83)%	$17,870	66%
Year Ended December 31, 2020	$61.51	(0.21)	(0.36)	(0.57)	(0.12)	(10.40)	(10.52)	$50.42	5.22%	1.79%	1.68%	(0.48)%	$12,722	488%
Year Ended December 31, 2019	$41.62	0.06	19.83	19.89	—	—	—	$61.51	47.79%	1.71%	1.68%	0.11%	$14,875	603%
Year Ended December 31, 2018	$79.70	(0.06)	(13.41)	(13.47)	—	(24.61)	(24.61)	$41.62	(26.77)%	1.68%	1.68%	(0.10)%	$14,676	617%

ProFund VP UltraNasdaq-100
Six Months Ended June 30, 2023 (unaudited)	$14.36	0.04	11.92	11.96	—	—	—	$26.32	83.29%	1.80%	1.68%	0.42%	$168,006	1%
Year Ended December 31, 2022	$99.32	(0.21)	(51.50)	(51.71)	—	(33.25)	(33.25)	$14.36	(60.93)%	1.77%	1.68%	(0.69)%	$84,528	25%
Year Ended December 31, 2021	$92.87	(1.08)	35.05	33.97	—	(27.52)	(27.52)	$99.32	52.51%	1.69%	1.68%	(1.20)%	$268,234	20%
Year Ended December 31, 2020(f)	$61.10	(0.76)	52.59	51.83	—	(20.06)	(20.06)	$92.87	86.30%	1.74%	1.68%	(1.05)%	$206,580	55%
Year Ended December 31, 2019(f)	$34.00	(0.12)	27.22	27.10	—	—	—	$61.10	79.66%	1.76%	1.68%	(0.25)%	$119,521	44%
Year Ended December 31, 2018(f)	$56.77	(0.21)	1.11	0.90	—	(23.67)	(23.67)	$34.00	(9.63)%	1.74%	1.68%	(0.40)%	$82,454	29%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	As described in Note 8, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

Financial Highlights :: 261

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)		Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP UltraShort Dow 30
Six Months Ended June 30, 2023 (unaudited)	$3.97	0.05	(0.27)	(0.22)	—	—	—	$3.75	(5.54)%		1.56%	1.52%	2.67%	$4	—
Year Ended December 31, 2022	$3.72	0.01	0.24	0.25	—	—	—	$3.97	6.72%		1.37%	1.35%	0.13%	$4	—
Year Ended December 31, 2021	$73.45	(0.09)	(19.00)	(19.09)	—	(50.64)	(50.64)	$3.72	(35.11	)%(f)	1.41%	1.41%	(1.41)%	$4	—
Year Ended December 31, 2020(g)	$147.61	(1.40)	(64.52)	(65.92)	(8.24)	—	(8.24)	$73.45	(45.44)%		1.46%	1.46%	(1.28)%	$6	—
Year Ended December 31, 2019(g)(h)	$256.37	1.60	(95.56)	(93.96)	(6.30)	(8.50)	(14.80)	$147.61	(37.95)%		1.48%	1.45%	0.83%	$3	—
Year Ended December 31, 2018(g)(h)	$250.06	1.34	4.97	6.31	—	—	—	$256.37	2.56%		1.61%	1.26%	0.59%	$6	—

ProFund VP UltraShort Nasdaq-100
Six Months Ended June 30, 2023 (unaudited)(i)	$83.33	0.33	(40.83)	(40.50)	—	—	—	$42.83	(48.55)%		1.76%	1.68%	3.27%	$694	—
Year Ended December 31, 2022(i)	$53.33	(0.10)	30.10 (j)	30.00	—	—	—	$83.33	56.04%		1.75%	1.68%	(0.10)%	$4,664	—
Year Ended December 31, 2021(i)	$107.14	(1.25)	(38.86)	(40.11)	—	(13.70)	(13.70)	$53.33	(42.71)%		1.74%	1.68%	(1.68)%	$449	—
Year Ended December 31, 2020(i)(k)	$380.35	(2.95)	(268.61)	(271.56)	(1.65)	—	(1.65)	$107.14	(71.46)%		1.78%	1.68%	(1.49)%	$237	—
Year Ended December 31, 2019(i)(k)	$775.07	2.60	(392.92)	(390.32)	(4.40)	—	(4.40)	$380.35	(50.50)%		1.68%	1.67%	0.50%	$1,026	—
Year Ended December 31, 2018(i)(k)	$876.59	2.60	(104.12)	(101.52)	—	—	—	$775.07	(11.59)%		1.66%	1.66%	0.40%	$666	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.40%.
(g)	As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on December 14, 2020.
(h)	As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.
(i)	As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.
(j)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(k)	As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

262 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP UltraSmall-Cap
Six Months Ended June 30, 2023 (unaudited)	$11.27	0.04	1.17	1.21	—	—	—	$12.48	10.64%	1.93%	1.68%	0.63%	$13,709	8%
Year Ended December 31, 2022	$26.25	(0.05)	(10.86)	(10.91)	—	(4.07)	(4.07)	$11.27	(43.68)%	1.84%	1.68%	(0.35)%	$12,588	51%
Year Ended December 31, 2021	$23.21	(0.33)	5.56	5.23	—	(2.19)	(2.19)	$26.25	23.30%	1.72%	1.68%	(1.20)%	$28,250	24%
Year Ended December 31, 2020	$23.72	(0.15)	2.55	2.40	(0.03)	(2.88)	(2.91)	$23.21	16.39%	1.86%	1.68%	(0.91)%	$21,108	34%
Year Ended December 31, 2019	$16.10	0.01	7.61	7.62	—	—	—	$23.72	47.33%	1.76%	1.68%	0.07%	$20,109	66%
Year Ended December 31, 2018	$28.59	(0.02)	(4.67)	(4.69)	—	(7.80)	(7.80)	$16.10	(26.95)%	1.74%	1.68%	(0.09)%	$16,736	18%

ProFund VP U.S. Government Plus
Six Months Ended June 30, 2023 (unaudited)	$13.27	0.21	0.28 (f)	0.49	(0.10)	—	(0.10)	$13.66	3.71%	1.49%	1.38%	3.01%	$8,978	198%
Year Ended December 31, 2022	$22.76	0.13	(9.62)	(9.49)	—	—	—	$13.27	(41.70)%	1.43%	1.38%	0.76%	$7,614	395%
Year Ended December 31, 2021	$30.55	(0.12)	(2.80)	(2.92)	—	(4.87)	(4.87)	$22.76	(7.08)%	1.39%	1.38%	(0.49)%	$15,215	393%
Year Ended December 31, 2020	$27.15	(0.25)	6.06	5.81	(0.02)	(2.39)	(2.41)	$30.55	20.69%	1.48%	1.38%	(0.75)%	$22,395	398%
Year Ended December 31, 2019	$23.16	0.22	3.99	4.21	(0.22)	—	(0.22)	$27.15	18.22%	1.44%	1.38%	0.84%	$19,396	402%
Year Ended December 31, 2018	$24.73	0.21	(1.57)	(1.36)	(0.21)	—	(0.21)	$23.16	(5.42)%	1.45%	1.38%	0.92%	$15,853	437%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to financial statements.

Financial Highlights :: 263

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)(d)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
ProFund VP Utilities
Six Months Ended June 30, 2023 (unaudited)	$41.50	0.27	(2.94)	(2.67)	—	—	—	$38.83	(6.43)%	1.78%	1.68%	1.39%	$29,925	12%
Year Ended December 31, 2022	$42.47	0.41	(0.51)	(0.10)	(0.42)	(0.45)	(0.87)	$41.50	(0.25)%	1.71%	1.68%	0.99%	$39,018	29%
Year Ended December 31, 2021	$37.37	0.51	5.18	5.69	(0.59)	—	(0.59)	$42.47	15.41%	1.69%	1.68%	1.31%	$34,775	24%
Year Ended December 31, 2020	$50.44	0.57	(2.39)	(1.82)	(0.75)	(10.50)	(11.25)	$37.37	(2.40)%	1.75%	1.68%	1.31%	$32,543	50%
Year Ended December 31, 2019	$44.33	0.67	9.18	9.85	(0.79)	(2.95)	(3.74)	$50.44	22.88%	1.74%	1.68%	1.38%	$44,276	209%
Year Ended December 31, 2018	$45.65	0.79	0.39	1.18	(1.00)	(1.50)	(2.50)	$44.33	2.89%	1.79%	1.68%	1.78%	$40,952	108%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

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Notes to Financial Statements

266 :: Notes to Financial Statements :: June 30, 2023 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds VP" and individually, a "ProFund VP"):

Classic ProFunds VP:

ProFund VP Asia 30	ProFund VP Large-Cap Value
ProFund VP Bull	ProFund VP Mid-Cap
ProFund VP Dow 30	ProFund VP Mid-Cap Growth
ProFund VP Emerging Markets	ProFund VP Mid-Cap Value
ProFund VP Europe 30	ProFund VP Nasdaq-100
ProFund VP International	ProFund VP Small-Cap
ProFund VP Japan	ProFund VP Small-Cap Growth
ProFund VP Large-Cap Growth	ProFund VP Small-Cap Value

Ultra ProFunds VP:

ProFund VP UltraBull	ProFund VP UltraNasdaq-100
ProFund VP UltraMid-Cap	ProFund VP UltraSmall-Cap

Inverse ProFunds VP:

ProFund VP Bear	ProFund VP Short Nasdaq-100
ProFund VP Short Dow 30	ProFund VP Short Small-Cap
ProFund VP Short Emerging Markets	ProFund VP UltraShort Dow 30
ProFund VP Short International	ProFund VP UltraShort Nasdaq-100
ProFund VP Short Mid-Cap

Sector ProFunds VP:

ProFund VP Banks	ProFund VP Internet
ProFund VP Biotechnology	ProFund VP Materials†
ProFund VP Communication Services†	ProFund VP Pharmaceuticals
ProFund VP Consumer Discretionary†	ProFund VP Precious Metals
ProFund VP Consumer Staples†	ProFund VP Real Estate
ProFund VP Energy†	ProFund VP Semiconductor
ProFund VP Financials	ProFund VP Technology
ProFund VP Health Care	ProFund VP Utilities
ProFund VP Industrials

Non-Equity ProFunds VP:

ProFund Access VP High Yield	ProFund VP Rising Rates Opportunity
ProFund VP Falling U.S. Dollar	ProFund VP U.S. Government Plus

Money Market ProFund VP:

ProFund VP Government Money Market

†	On March 17, 2023 following the close of the market, changes were made to the underlying benchmark indices of certain Sector ProFunds VP. These changes to the benchmark indices resulted in corresponding name changes for certain Sector ProFunds VP. The current names of the respective ProFunds VP have been presented throughout the Schedules of Portfolio Investments, Financial Statements, these Notes to Financial Statements, and the accompanying supplemental data in this report, and have been annotated with a " † " to indicate the change in the ProFund VP's name. For the ProFunds VP that changed name during the period, the following table presents both the ProFund VP's current name as well as the name by which each respective ProFund VP was formerly known:

Current Name:	Formerly Known as:

ProFund VP Communication Services	ProFund VP Telecommunications
ProFund VP Consumer Discretionary	ProFund VP Consumer Services
ProFund VP Consumer Staples	ProFund VP Consumer Goods
ProFund VP Energy	ProFund VP Oil & Gas
ProFund VP Materials	ProFund VP Basic Materials

June 30, 2023 (unaudited) :: Notes to Financial Statements :: 267

The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the "non-money market ProFunds VP." Each non-money market ProFund VP, other than ProFund VP Consumer Discretionary, ProFund VP Europe 30, ProFund VP Industrials, ProFund VP Large-Cap Growth, ProFund VP Large-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Real Estate, ProFund VP Small-Cap Growth, ProFund VP Small-Cap Value, and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds VP's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds VP within the Trust invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% of the ProFund VP's total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of June 30, 2023, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

268 :: Notes to Financial Statements :: June 30, 2023 (unaudited)

	Credit Agricole CIB, 4.96% dated 6/30/23, due 7/3/23(1)	HSBC Securities (USA), Inc., 4.87% dated 6/30/23, due 7/3/23(2)	RBC Capital Markets, LLC, 4.93% dated 6/30/23, due 7/3/23(3)	Societe Generale, 4.96% dated 6/30/23, due 7/3/23(4)	UMB Bank N.A, 4.82% dated 6/30/23, due 7/3/23(5)
ProFund Access VP High Yield	$1,614,000	$1,468,000	$1,468,000	$2,348,000	$475,000
ProFund VP Asia 30	3,000	3,000	3,000	5,000	4,000
ProFund VP Banks	9,000	8,000	8,000	14,000	6,000
ProFund VP Bear	1,028,000	934,000	934,000	1,496,000	310,000
ProFund VP Biotechnology	310,000	282,000	282,000	452,000	93,000
ProFund VP Bull	3,206,000	2,915,000	2,915,000	4,664,000	945,000
ProFund VP Communication Services†	34,000	31,000	31,000	50,000	12,000
ProFund VP Consumer Discretionary†	173,000	157,000	157,000	252,000	54,000
ProFund VP Consumer Staples†	35,000	32,000	32,000	51,000	13,000
ProFund VP Dow 30	69,000	62,000	62,000	100,000	27,000
ProFund VP Emerging Markets	164,000	148,000	148,000	239,000	54,000
ProFund VP Energy†	72,000	65,000	65,000	105,000	23,000
ProFund VP Falling U.S. Dollar	244,000	222,000	222,000	356,000	79,000
ProFund VP Financials	247,000	225,000	225,000	360,000	75,000
ProFund VP Government Money Market	5,080,000	4,618,000	4,618,000	7,389,000	1,491,000
ProFund VP Health Care	39,000	35,000	35,000	57,000	14,000
ProFund VP Industrials	63,000	58,000	58,000	93,000	20,000
ProFund VP International	2,529,000	2,300,000	2,300,000	3,680,000	747,000
ProFund VP Internet	94,000	85,000	85,000	136,000	30,000
ProFund VP Japan	2,515,000	2,287,000	2,287,000	3,659,000	738,000
ProFund VP Large-Cap Growth	31,000	28,000	28,000	45,000	12,000
ProFund VP Large-Cap Value	4,000	4,000	4,000	6,000	3,000
ProFund VP Materials†	54,000	49,000	49,000	79,000	18,000
ProFund VP Mid-Cap	2,083,000	1,894,000	1,894,000	3,031,000	616,000
ProFund VP Mid-Cap Growth	6,000	6,000	6,000	9,000	4,000
ProFund VP Mid-Cap Value	8,000	7,000	7,000	12,000	5,000
ProFund VP Nasdaq-100	10,870,000	9,881,000	9,881,000	15,810,000	3,190,000
ProFund VP Pharmaceuticals	9,000	8,000	8,000	13,000	5,000
ProFund VP Precious Metals	5,299,000	4,817,000	4,817,000	7,708,000	1,557,000
ProFund VP Real Estate	29,000	26,000	26,000	43,000	11,000
ProFund VP Rising Rates Opportunity	2,246,000	2,042,000	2,042,000	3,269,000	663,000
ProFund VP Semiconductor	249,000	226,000	226,000	362,000	76,000
ProFund VP Short Dow 30	—	—	—	1,000	5,000
ProFund VP Short Emerging Markets	211,000	192,000	192,000	308,000	70,000
ProFund VP Short International	193,000	175,000	175,000	281,000	64,000
ProFund VP Short Mid-Cap	32,000	28,000	28,000	46,000	14,000
ProFund VP Short Nasdaq-100	897,000	814,000	814,000	1,305,000	271,000
ProFund VP Short Small-Cap	816,000	741,000	741,000	1,186,000	244,000
ProFund VP Small-Cap	918,000	835,000	835,000	1,336,000	276,000
ProFund VP Small-Cap Growth	21,000	19,000	19,000	31,000	8,000
ProFund VP Small-Cap Value	9,000	8,000	8,000	13,000	5,000
ProFund VP Technology	217,000	197,000	197,000	316,000	67,000
ProFund VP U.S. Government Plus	1,130,000	1,026,000	1,026,000	1,644,000	337,000
ProFund VP UltraBull	1,070,000	973,000	973,000	1,558,000	319,000
ProFund VP UltraMid-Cap	568,000	516,000	516,000	827,000	173,000
ProFund VP UltraNasdaq-100	13,814,000	12,559,000	12,559,000	20,094,000	4,052,000
ProFund VP UltraShort Dow 30	—	—	—	—	3,000
ProFund VP UltraShort Nasdaq-100	167,000	150,000	150,000	243,000	56,000
ProFund VP UltraSmall-Cap	670,000	610,000	610,000	976,000	201,000
ProFund VP Utilities	111,000	101,000	101,000	161,000	34,000
	$59,260,000	$53,867,000	$53,867,000	$86,219,000	$17,569,000

Each repurchase agreement was fully collateralized by U.S. government securities as of June 30, 2023 as follows:

(1)   U.S. Treasury Inflation-Protected Securities (TIPS), 0.25%, due 2/15/50, total value $60,486,537.

(2)   U.S. Treasury Bonds, 3.00%, due 5/15/47, total value $54,948,399.

(3)   U.S. Treasury Floating Rate Notes, coupon rate in effect at June 30, 2023, 5.44%, due 10/31/24, total value $54,948,396.

(4)   U.S. Treasury Notes, 2.625% to 3.25%, due 6/30/29 to 7/31/29, which had an aggregate value of $87,948,366.

(5)   U.S. Treasury Notes, 0.25%, due 3/15/24, total value $17,925,072.

June 30, 2023 (unaudited) :: Notes to Financial Statements :: 269

Investments in Other Investment Companies

Each non money-market ProFund VP may invest in other investment companies, including exchange-traded funds ("ETFs") and unit investment trusts ("UITs"), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the ProFund VP invests in, and thus, is a shareholder of, another investment company, the ProFund VP's shareholders will indirectly bear the ProFund VP's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund VP to the ProFund VP's own investment adviser and the other expenses that the ProFund VP bears directly in connection with the ProFund VP's own operations. Because most ETFs are investment companies, the ProFund VP's investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund VP's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The ProFund VP may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1-4. Rule 12d1-4 outlines the requirements of fund of funds agreements and specifies the responsibilities of the board related to "funds of funds" arrangements.

Depositary Receipts

Each ProFund VP, other than the ProFund VP Government Money Market, may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

The ProFunds VP may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as "unsponsored", require the holders thereof to bear most of the costs of such facilities, while issuers of "sponsored" facilities normally pay more of the cost thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Real Estate Investment Trusts

Each non-money market ProFund VP (other than the Non-Equity ProFunds VP) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds VP may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended June 30, 2023, were utilized to gain exposure or inverse exposure to each ProFund VP's benchmark (e.g., index, etc.) to meet its investment objective.

The ProFund Access VP High Yield maintains exposure to the high yield market (i.e., U.S. corporate high yield debt market), regardless of market conditions. This means ProFund Access VP High Yield does not adopt defensive positions in cash or other instruments in anticipation of an adverse market climate. The ProFund Access VP High Yield invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. During the period ended June 30, 2023, the ProFund Access VP High Yield held credit default swap agreements for credit exposure to the high yield market and futures contracts and/or treasury notes for interest rate exposure to meet the ProFund Access VP High Yield's investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund VP's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP's investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended June 30, 2023. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. The volume associated with swap agreements in the ProFund VP

270 :: Notes to Financial Statements :: June 30, 2023 (unaudited)

Nasdaq-100 and ProFund VP Semiconductor was 27% and 10%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2023.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort Nasdaq-100 (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the

June 30, 2023 (unaudited) :: Notes to Financial Statements :: 271 interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of June 30, 2023, there was no collateral posted by counterparties.

Credit Default Swap ("CDS") Agreements

As of June 30, 2023, the ProFund Access VP High Yield invested in centrally cleared CDS as a substitute for investing directly in bonds in order to gain credit exposure to the high yield market.

In a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. A CDS may require premium (discount) payments as well as daily payments (receipts) related to the interest leg of the swap or to the default or change in price of a reference entity.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because, generally, a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the ProFund Access VP High Yield.

If the ProFund Access VP High Yield is a seller of a CDS contract (also referred to as a seller of protection or as a buyer of risk), the ProFund Access VP High Yield would be required to pay the par (or other agreed upon) value of a referenced obligation to the counterparty in the event of a default or other credit event. In return, the ProFund Access VP High Yield would receive from the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the ProFund Access VP High Yield would keep the stream of payments and would have no payment obligations. As the seller, the ProFund Access VP High Yield would be subject to investment exposure on the notional amount of the swap.

If the ProFund Access VP High Yield is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk), the ProFund Access VP High Yield would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade). In return, the ProFund Access VP High Yield would pay the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the ProFund Access VP High Yield.

The ProFund Access VP High Yield enters into a CDS with multiple reference entities, in which case payments and settlements in respect of any defaulting reference entity would typically be dealt with separately from the other reference entities.

Upon entering into a centrally cleared CDS, the ProFund Access VP High Yield may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 6% to

272 :: Notes to Financial Statements :: June 30, 2023 (unaudited)

10% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to the ProFund Access VP High Yield upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

Swap Agreements (other than CDS)

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund VP's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP's illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP's rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP's risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP's custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP's ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the

June 30, 2023 (unaudited) :: Notes to Financial Statements :: 273

ProFund VP's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2023, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps, including CDS, is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements (other than centrally cleared CDS) and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP's Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements*	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements*	Unrealized Depreciation on Forward Currency Contracts

Credit Risk Exposure:
ProFund Access VP High Yield	$—	$248,643	$—	$—	$—	$—

Equity Risk Exposure:
ProFund VP Banks	—	2,573	—	—	—	—
ProFund VP Bear	—	—	—	15,524	68,410	—
ProFund VP Biotechnology	—	—	—	—	38,951	—
ProFund VP Bull	93,066	190,849	—	—	—	—
ProFund VP Communication Services†	—	3,493	—	—	—	—
ProFund VP Consumer Discretionary†	—	12,775	—	—	—	—
ProFund VP Consumer Staples†	—	1,320	—	—	—	—
ProFund VP Dow 30	—	4,400	—	—	—	—
ProFund VP Emerging Markets	—	—	—	—	13,210	—
ProFund VP Energy†	—	15,463	—	—	—	—
ProFund VP Financials	—	8,841	—	—	—	—
ProFund VP Health Care	—	37	—	—	—	—
ProFund VP Industrials	—	15,369	—	—	—	—
ProFund VP International	—	112,152	—	—	—	—
ProFund VP Internet	—	7,026	—	—	—	—
ProFund VP Japan	509,039	1,417	—	—	—	—
ProFund VP Materials†	—	6,729	—	—	—	—
ProFund VP Mid-Cap	43,442	151,945	—	—	—	—

274 :: Notes to Financial Statements :: June 30, 2023 (unaudited)

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements*	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements*	Unrealized Depreciation on Forward Currency Contracts
ProFund VP Nasdaq-100	$44,629	$721,140	$—	$—	$—	$—
ProFund VP Pharmaceuticals	—	—	—	—	9,803	—
ProFund VP Precious Metals	—	260,912	—	—	—	—
ProFund VP Real Estate	—	7,071	—	—	—	—
ProFund VP Semiconductor	—	45,260	—	—	—	—
ProFund VP Short Dow 30	—	—	—	—	94	—
ProFund VP Short Emerging Markets	—	14,768	—	—	—	—
ProFund VP Short International	—	—	—	—	8,663	—
ProFund VP Short Mid-Cap	—	—	—	—	3,491	—
ProFund VP Short Nasdaq-100	—	—	—	23,708	54,525	—
ProFund VP Short Small-Cap	—	—	—	854	74,451	—
ProFund VP Small-Cap	1,392	81,614	—	—	—	—
ProFund VP Technology	—	31,388	—	—	—	—
ProFund VP UltraBull	23,266	349,319	—	—	—	—
ProFund VP UltraMid-Cap	34,754	194,450	—	—	—	—
ProFund VP UltraNasdaq-100	312,577	3,206,957	—	—	—	—
ProFund VP UltraShort Dow 30	—	—	—	—	109	—
ProFund VP UltraShort Nasdaq-100	—	—	—	—	23,309	—
ProFund VP UltraSmall-Cap	1,424	331,690	—	—	—	—
ProFund VP Utilities	—	—	—	—	1,761	—

Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	13,292	—	—	5,484

Interest Rate Risk Exposure:
ProFund Access VP High Yield	—	—	—	32,165	—	—
ProFund VP Rising Rates Opportunity	—	14,746	—	—	—	—
ProFund VP U.S. Government Plus	—	—	—	—	14,181	—

*	Includes cumulative appreciation/depreciation of futures contracts and credit default swap agreements as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund VP's Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts

Credit Risk Exposure:
ProFund Access VP High Yield	$—	$738,436	$—	$—	$(262,659)	$—

Equity Risk Exposure:
ProFund VP Banks	—	9,346	—	—	357	—
ProFund VP Bear	(28,451)	(704,513)	—	(26,220)	(56,227)	—
ProFund VP Biotechnology	—	(78,293)	—	—	(37,418)	—
ProFund VP Bull	249,088	1,085,264	—	114,111	162,051	—
ProFund VP Communication Services†	—	17,715	—	—	3,266	—
ProFund VP Consumer Discretionary†	—	66,387	—	—	17,291	—
ProFund VP Consumer Staples†	—	(6,136)	—	—	2,401	—
ProFund VP Dow 30	—	675	—	—	5,281	—
ProFund VP Emerging Markets	—	116,573	—	—	14,731	—
ProFund VP Energy†	—	(111,393)	—	—	17,121	—

June 30, 2023 (unaudited) :: Notes to Financial Statements :: 275

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
ProFund VP Financials	$—	$1,475	$—	$—	$7,329	$—
ProFund VP Health Care	—	(15,661)	—	—	553	—
ProFund VP Industrials	—	18,343	—	—	15,393	—
ProFund VP International	—	935,982	—	—	196,245	—
ProFund VP Internet	—	55,748	—	—	6,005	—
ProFund VP Japan	1,634,967	22,102	—	967,959	4,634	—
ProFund VP Materials†	—	1,032	—	—	9,742	—
ProFund VP Mid-Cap	6,761	306,779	—	69,951	169,103	—
ProFund VP Nasdaq-100	2,200,222	5,870,965	—	189,215	645,163	—
ProFund VP Pharmaceuticals	—	(22,939)	—	—	(9,162)	—
ProFund VP Precious Metals	—	(1,430,278)	—	—	546,039	—
ProFund VP Real Estate	—	913	—	—	7,509	—
ProFund VP Semiconductor	—	236,494	—	—	46,038	—
ProFund VP Short Dow 30	—	(106)	—	—	(115)	—
ProFund VP Short Emerging Markets	—	(87,061)	—	—	5,871	—
ProFund VP Short International	—	(197,881)	—	—	(26,152)	—
ProFund VP Short Mid-Cap	—	(14,178)	—	—	(3,604)	—
ProFund VP Short Nasdaq-100	(159,586)	(2,226,222)	—	(59,714)	6,813	—
ProFund VP Short Small-Cap	—	(269,329)	—	(854)	(48,237)	—
ProFund VP Small-Cap	—	197,778	—	1,392	66,034	—
ProFund VP Technology	—	156,900	—	—	31,185	—
ProFund VP UltraBull	35,972	1,709,725	—	33,975	323,585	—
ProFund VP UltraMid-Cap	(9,504)	207,663	—	47,313	223,703	—
ProFund VP UltraNasdaq-100	1,686,136	39,960,186	—	932,306	2,209,095	—
ProFund VP UltraShort Dow 30	—	(152)	—	—	(133)	—
ProFund VP UltraShort Nasdaq-100	—	(2,958,772)	—	—	85,836	—
ProFund VP UltraSmall-Cap	(67,600)	319,728	—	42,375	245,633	—
ProFund VP Utilities	—	(135,807)	—	—	(1,033)	—

Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	(7,810)	—	—	1,529

Interest Rate Risk Exposure:
ProFund Access VP High Yield	(26,283)	—	—	(27,266)	—	—
ProFund VP Rising Rates Opportunity	7,191	772,422	—	198	(1,733,462)	—
ProFund VP U.S. Government Plus	(34,400)	(691,037)	—	595	532,756	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for swap agreements (other than centrally cleared CDS) and forward currency contracts as of June 30, 2023. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Banks
Swap Agreements — Goldman Sachs International	$2,573	$—	$—	$2,573
ProFund VP Bear
Swap Agreements — Goldman Sachs International	(39,611)	39,611	—	—
Swap Agreements — UBS AG	(28,799)	28,799	—	—

276 :: Notes to Financial Statements :: June 30, 2023 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	$(38,951)	$—	$38,951	$—
ProFund VP Bull
Swap Agreements — Goldman Sachs International	137,253	—	—	137,253
Swap Agreements — UBS AG	53,596	—	—	53,596
ProFund VP Communication Services†
Swap Agreements — Goldman Sachs International	3,493	—	—	3,493
ProFund VP Consumer Discretionary†
Swap Agreements — Goldman Sachs International	12,775	—	—	12,775
ProFund VP Consumer Staples†
Swap Agreements — Goldman Sachs International	1,320	—	—	1,320
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	3,625	—	—	3,625
Swap Agreements — UBS AG	775	—	—	775
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	(7,650)	7,650	—	—
Swap Agreements — UBS AG	(5,560)	5,560	—	—
ProFund VP Energy†
Swap Agreements — Goldman Sachs International	15,463	—	(36)	15,427
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International
Appreciation	5,746
Depreciation	(3,852)
Net Appreciation	1,894	—	—	1,894
Forward Currency Contracts — UBS AG
Appreciation	7,546
Depreciation	(1,632)
Net Appreciation	5,914	—	—	5,914
ProFund VP Financials
Swap Agreements — Goldman Sachs International	8,841	—	—	8,841
ProFund VP Health Care
Swap Agreements — Goldman Sachs International	37	—	—	37
ProFund VP Industrials
Swap Agreements — Goldman Sachs International	15,369	—	—	15,369
ProFund VP International
Swap Agreements — Goldman Sachs International	63,694	(63,694)	—	—
Swap Agreements — UBS AG	48,458	—	—	48,458
ProFund VP Internet
Swap Agreements — Goldman Sachs International	7,026	—	—	7,026
ProFund VP Japan
Swap Agreements — Goldman Sachs International	1,417	—	—	1,417
ProFund VP Materials†
Swap Agreements — Goldman Sachs International	6,729	—	—	6,729
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	65,798	—	—	65,798
Swap Agreements — UBS AG	86,147	—	—	86,147
ProFund VP Nasdaq-100
Swap Agreements — Goldman Sachs International	718,872	(49,971)	—	668,901
Swap Agreements — UBS AG	2,268	—	—	2,268
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	(9,803)	—	9,803	—
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	74,991	—	—	74,991
Swap Agreements — UBS AG	185,921	—	—	185,921
ProFund VP Real Estate
Swap Agreements — Goldman Sachs International	7,071	—	—	7,071

June 30, 2023 (unaudited) :: Notes to Financial Statements :: 277

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	$6,652	$—	$—	$6,652
Swap Agreements — Societe' Generale	8,094	—	—	8,094
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	45,260	—	—	45,260
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	(20)	—	—	20
Swap Agreements — UBS AG	(74)	74	—	—
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	7,497	—	—	7,497
Swap Agreements — UBS AG	7,271	—	—	7,271
ProFund VP Short International
Swap Agreements — Goldman Sachs International	(6,776)	6,776	—	—
Swap Agreements — UBS AG	(1,887)	1,887	—	—
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	(1,144)	—	—	(1,144)
Swap Agreements — UBS AG	(2,347)	2,347	—	—
ProFund VP Short Nasdaq-100
Swap Agreements — Goldman Sachs International	(1,719)	1,719	—	—
Swap Agreements — UBS AG	(52,806)	52,806	—	—
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	(53,714)	53,714	—	—
Swap Agreements — UBS AG	(20,737)	20,737	—	—
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	49,533	—	—	49,533
Swap Agreements — UBS AG	32,081	—	—	32,081
ProFund VP Technology
Swap Agreements — Goldman Sachs International	31,388	—	—	31,388
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	234,103	—	—	234,103
Swap Agreements — UBS AG	115,216	—	—	115,216
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	95,121	(581)	—	94,540
Swap Agreements — UBS AG	99,329	—	—	99,329
ProFund VP UltraNasdaq-100
Swap Agreements — Goldman Sachs International	2,243,463	—	—	2,243,463
Swap Agreements — UBS AG	963,494	—	—	963,494
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	(66)	—	—	(66)
Swap Agreements — UBS AG	(43)	—	—	(43)
ProFund VP UltraShort Nasdaq-100
Swap Agreements — Goldman Sachs International	(10,051)	10,051	—	—
Swap Agreements — UBS AG	(13,258)	13,258	—	—
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	115,793	(81,348)	—	34,445
Swap Agreements — UBS AG	215,897	(59,492)	—	156,405
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	(6,691)	6,691	—	—
Swap Agreements — Societe' Generale	(7,490)	7,490	—	—
ProFund VP Utilities
Swap Agreements — Goldman Sachs International	(1,761)	—	1,761	—

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**	Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

278 :: Notes to Financial Statements :: June 30, 2023 (unaudited)

Securities Lending:

Each ProFund VP may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund VP lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund VP in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund VP in connection with these loans may not be sold or pledged by the ProFund VP and, accordingly, is not reflected in the ProFund VP's assets and liabilities. The ProFunds VP may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds VP are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund VP if a material event affecting the ProFund VP's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund VP or the borrower at any time. No securities loan shall be made on behalf of a ProFund VP if, as a result, the aggregate value of all securities loaned by the particular ProFund VP exceeds one-third of the value of such ProFund VP's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund VP has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund VP would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund VP's securities as agreed, the ProFund VP may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund VP. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund VP could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund VP and any additional required collateral is delivered to the ProFund VP, or excess collateral returned by the ProFund VP, on the next business day.

The following table is a summary of the ProFunds VP securities lending transactions as of June 30, 2023:

	Value of Securities on Loan	Value of Cash Collateral Received*
ProFund VP Asia 30	$1,887,939	$1,853,791
ProFund VP Banks	123,561	128,455
ProFund VP Biotechnology	2,126,429	2,275,184
ProFund VP Bull	97,335	98,937
ProFund VP Communication Services†	43,530	45,144
ProFund VP Emerging Markets	563,013	568,025
ProFund VP Europe 30	2,120,260	2,136,013
ProFund VP Financials	58,982	60,987
ProFund VP Large-Cap Growth	90,451	91,509
ProFund VP Large-Cap Value	18,001	18,631
ProFund VP Mid-Cap Growth	201,653	204,644
ProFund VP Mid-Cap Value	124,078	128,938
ProFund VP Nasdaq-100	751,269	758,667
ProFund VP Pharmaceuticals	650,131	670,975
ProFund VP Semiconductor	124,551	180,722
ProFund VP Small-Cap	215,708	222,165
ProFund VP Small-Cap Growth	149,692	154,823
ProFund VP Small-Cap Value	914,496	938,821
ProFund VP Technology	487,513	493,218
ProFund VP UltraBull	32,685	33,223
ProFund VP UltraMid-Cap	147,965	151,279
ProFund VP UltraNasdaq-100	964,535	974,034
ProFund VP UltraSmall-Cap	304,572	313,320

*	Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

June 30, 2023 (unaudited) :: Notes to Financial Statements :: 279

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund Access VP High Yield, ProFund VP Government Money Market, ProFund VP Real Estate, and ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually, if any. ProFund VP Government Money Market and ProFund VP U.S. Government Plus declare dividends from net investment income daily, if any, and pay dividends on a monthly basis. ProFund Access VP High Yield and ProFund VP Real Estate declare and pay dividends from net investment income quarterly, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

Expense Reimbursement from a Third Party

During 2018, certain ProFunds VP received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. The corresponding impacts to the respective ProFund VP's Total Return and Ratios to Average Net Assets in the Financial Highlights are disclosed in a footnote to that ProFund VP's Financial Highlights.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds' VP own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' VP investments are summarized in the three broad levels listed below:

●	Level 1–quoted prices in active markets for identical assets

●	Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3–significant unobservable inputs (including the ProFunds' VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are

280 :: Notes to Financial Statements :: June 30, 2023 (unaudited)

generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund VP's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2023, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund Access VP High Yield
U.S. Treasury Obligation	$—	$—	$7,876,107	$—	$7,876,107	$—
Repurchase Agreements	—	—	7,373,000	—	7,373,000	—
Futures Contracts	—	(32,165)	—	—	—	(32,165)
Credit Default Swap Agreements	—	—	—	373,337	—	373,337
Total	$—	$(32,165)	$15,249,107	$373,337	$15,249,107	$341,172
ProFund VP Asia 30
Common Stocks	$15,559,193	$—	$—	$—	$15,559,193	$—
Repurchase Agreements	—	—	18,000	—	18,000	—
Collateral for Securities Loaned	1,853,791	—	—	—	1,853,791	—
Total	$17,412,984	$—	$18,000	$—	$17,430,984	$—

June 30, 2023 (unaudited) :: Notes to Financial Statements :: 281

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Banks
Common Stocks	$3,619,808	$—	$—	$—	$3,619,808	$—
Repurchase Agreements	—	—	45,000	—	45,000	—
Collateral for Securities Loaned	128,455	—	—	—	128,455	—
Swap Agreements	—	—	—	2,573	—	2,573
Total	$3,748,263	$—	$45,000	$2,573	$3,793,263	$2,573
ProFund VP Bear
Repurchase Agreements	$—	$—	$4,702,000	$—	$4,702,000	$—
Futures Contracts	—	(15,524)	—	—	—	(15,524)
Swap Agreements	—	—	—	(68,410)	—	(68,410)
Total	$—	$(15,524)	$4,702,000	$(68,410)	$4,702,000	$(83,934)
ProFund VP Biotechnology
Common Stocks	$44,997,586	$—	$—	$—	$44,997,586	$—
Repurchase Agreements	—	—	1,419,000	—	1,419,000	—
Collateral for Securities Loaned	2,275,184	—	—	—	2,275,184	—
Swap Agreements	—	—	—	(38,951)	—	(38,951)
Total	$47,272,770	$—	$1,419,000	$(38,951)	$48,691,770	$(38,951)
ProFund VP Bull
Common Stocks	$37,444,015	$—	$—	$—	$37,444,015	$—
Repurchase Agreements	—	—	14,645,000	—	14,645,000	—
Collateral for Securities Loaned	98,937	—	—	—	98,937	—
Futures Contracts	—	93,066	—	—	—	93,066
Swap Agreements	—	—	—	190,849	—	190,849
Total	$37,542,952	$93,066	$14,645,000	$190,849	$52,187,952	$283,915
ProFund VP Communication Services†
Common Stocks	$5,867,942	$—	$—	$—	$5,867,942	$—
Repurchase Agreements	—	—	158,000	—	158,000	—
Collateral for Securities Loaned	45,144	—	—	—	45,144	—
Swap Agreements	—	—	—	3,493	—	3,493
Total	$5,913,086	$—	$158,000	$3,493	$6,071,086	$3,493
ProFund VP Consumer Discretionary†
Common Stocks	$21,294,709	$—	$—	$—	$21,294,709	$—
Repurchase Agreements	—	—	793,000	—	793,000	—
Swap Agreements	—	—	—	12,775	—	12,775
Total	$21,294,709	$—	$793,000	$12,775	$22,087,709	$12,775
ProFund VP Consumer Staples†
Common Stocks	$12,820,272	$—	$—	$—	$12,820,272	$—
Repurchase Agreements	—	—	163,000	—	163,000	—
Swap Agreements	—	—	—	1,320	—	1,320
Total	$12,820,272	$—	$163,000	$1,320	$12,983,272	$1,320
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$320,000	$—	$320,000	$—
Swap Agreements	—	—	—	4,400	—	4,400
Total	$—	$—	$320,000	$4,400	$320,000	$4,400
ProFund VP Emerging Markets
Common Stocks	$21,539,388	$—	$—	$—	$21,539,388	$—
Preferred Stocks	475,156	—	—	—	475,156	—
Repurchase Agreements	—	—	753,000	—	753,000	—
Collateral for Securities Loaned	568,025	—	—	—	568,025	—
Swap Agreements	—	—	—	(13,210)	—	(13,210)
Total	$22,582,569	$—	$753,000	$(13,210)	$23,335,569	$(13,210)

282 :: Notes to Financial Statements :: June 30, 2023 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Energy†
Common Stocks	$48,435,311	$—	$—	$—	$48,435,311	$—
Repurchase Agreements	—	—	330,000	—	330,000	—
Swap Agreements	—	—	—	15,463	—	15,463
Total	$48,435,311	$—	$330,000	$15,463	$48,765,311	$15,463
ProFund VP Europe 30
Common Stocks	$14,299,651	$—	$—	$—	$14,299,651	$—
Collateral for Securities Loaned	2,136,013	—	—	—	2,136,013	—
Total	$16,435,664	$—	$—	$—	$16,435,664	$—
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$1,123,000	$—	$1,123,000	$—
Forward Currency Contracts	—	—	—	7,808	—	7,808
Total	$—	$—	$1,123,000	$7,808	$1,123,000	$7,808
ProFund VP Financials
Common Stocks	$23,458,857	$—	$—	$—	$23,458,857	$—
Repurchase Agreements	—	—	1,132,000	—	1,132,000	—
Collateral for Securities Loaned	60,987	—	—	—	60,987	—
Swap Agreements	—	—	—	8,841	—	8,841
Total	$23,519,844	$—	$1,132,000	$8,841	$24,651,844	$8,841
ProFund VP Government Money Market
U.S. Treasury Obligations	$—	$—	$11,952,694	$—	$11,952,694	$—
Repurchase Agreements	—	—	23,196,000	—	23,196,000	—
Total	$—	$—	$35,148,694	$—	$35,148,694	$—
ProFund VP Health Care
Common Stocks	$37,984,925	$—	$—	$—	$37,984,925	$—
Repurchase Agreements	—	—	180,000	—	180,000	—
Swap Agreements	—	—	—	37	—	37
Total	$37,984,925	$—	$180,000	$37	$38,164,925	$37
ProFund VP Industrials
Common Stocks	$14,584,156	$—	$—	$—	$14,584,156	$—
Repurchase Agreements	—	—	292,000	—	292,000	—
Swap Agreements	—	—	—	15,369	—	15,369
Total	$14,584,156	$—	$292,000	$15,369	$14,876,156	$15,369
ProFund VP International
Repurchase Agreements	$—	$—	$11,556,000	$—	$11,556,000	$—
Swap Agreements	—	—	—	112,152	—	112,152
Total	$—	$—	$11,556,000	$112,152	$11,556,000	$112,152
ProFund VP Internet
Common Stocks	$11,056,523	$—	$—	$—	$11,056,523	$—
Repurchase Agreements	—	—	430,000	—	430,000	—
Swap Agreements	—	—	—	7,026	—	7,026
Total	$11,056,523	$—	$430,000	$7,026	$11,486,523	$7,026
ProFund VP Japan
Repurchase Agreements	$—	$—	$11,486,000	$—	$11,486,000	$—
Futures Contracts	—	509,039	—	—	—	509,039
Swap Agreements	—	—	—	1,417	—	1,417
Total	$—	$509,039	$11,486,000	$1,417	$11,486,000	$510,456
ProFund VP Large-Cap Growth
Common Stocks	$25,662,452	$—	$—	$—	$25,662,452	$—
Repurchase Agreements	—	—	144,000	—	144,000	—
Collateral for Securities Loaned	91,509	—	—	—	91,509	—
Total	$25,753,961	$—	$144,000	$—	$25,897,961	$—

June 30, 2023 (unaudited) :: Notes to Financial Statements :: 283

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Large-Cap Value
Common Stocks	$17,183,025	$—	$—	$—	$17,183,025	$—
Repurchase Agreements	—	—	21,000	—	21,000	—
Collateral for Securities Loaned	18,631	—	—	—	18,631	—
Total	$17,201,656	$—	$21,000	$—	$17,222,656	$—
ProFund VP Materials†
Common Stocks	$16,163,740	$—	$—	$—	$16,163,740	$—
Repurchase Agreements	—	—	249,000	—	249,000	—
Swap Agreements	—	—	—	6,729	—	6,729
Total	$16,163,740	$—	$249,000	$6,729	$16,412,740	$6,729
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$9,518,000	$—	$9,518,000	$—
Futures Contracts	—	43,442	—	—	—	43,442
Swap Agreements	—	—	—	151,945	—	151,945
Total	$—	$43,442	$9,518,000	$151,945	$9,518,000	$195,387
ProFund VP Mid-Cap Growth
Common Stocks	$12,234,769	$—	$—	$—	$12,234,769	$—
Repurchase Agreements	—	—	31,000	—	31,000	—
Collateral for Securities Loaned	204,644	—	—	—	204,644	—
Total	$12,439,413	$—	$31,000	$—	$12,470,413	$—
ProFund VP Mid-Cap Value
Common Stocks	$11,882,565	$—	$—	$—	$11,882,565	$—
Repurchase Agreements	—	—	39,000	—	39,000	—
Collateral for Securities Loaned	128,938	—	—	—	128,938	—
Total	$12,011,503	$—	$39,000	$—	$12,050,503	$—
ProFund VP Nasdaq-100
Common Stocks	$78,701,448	$—	$—	$—	$78,701,448	$—
Repurchase Agreements	—	—	49,632,000	—	49,632,000	—
Collateral for Securities Loaned	758,667	—	—	—	758,667	—
Futures Contracts	—	44,629	—	—	—	44,629
Swap Agreements	—	—	—	721,140	—	721,140
Total	$79,460,115	$44,629	$49,632,000	$721,140	$129,092,115	$765,769
ProFund VP Pharmaceuticals
Common Stocks	$11,198,078	$—	$—	$—	$11,198,078	$—
Repurchase Agreements	—	—	43,000	—	43,000	—
Collateral for Securities Loaned	670,975	—	—	—	670,975	—
Swap Agreements	—	—	—	(9,803)	—	(9,803)
Total	$11,869,053	$—	$43,000	$(9,803)	$11,912,053	$(9,803)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$24,198,000	$—	$24,198,000	$—
Swap Agreements	—	—	—	260,912	—	260,912
Total	$—	$—	$24,198,000	$260,912	$24,198,000	$260,912
ProFund VP Real Estate
Common Stocks	$5,295,602	$—	$—	$—	$5,295,602	$—
Repurchase Agreements	—	—	135,000	—	135,000	—
Swap Agreements	—	—	—	7,071	—	7,071
Total	$5,295,602	$—	$135,000	$7,071	$5,430,602	$7,071
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$10,262,000	$—	$10,262,000	$—
Swap Agreements	—	—	—	14,746	—	14,746
Total	$—	$—	$10,262,000	$14,746	$10,262,000	$14,746

284 :: Notes to Financial Statements :: June 30, 2023 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Semiconductor
Common Stocks	$30,803,847	$—	$—	$—	$30,803,847	$—
Repurchase Agreements	—	—	1,139,000	—	1,139,000	—
Collateral for Securities Loaned	180,722	—	—	—	180,722	—
Swap Agreements	—	—	—	45,260	—	45,260
Total	$30,984,569	$—	$1,139,000	$45,260	$32,123,569	$45,260
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$6,000	$—	$6,000	$—
Swap Agreements	—	—	—	(94)	—	(94)
Total	$—	$—	$6,000	$(94)	$6,000	$(94)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$973,000	$—	$973,000	$—
Swap Agreements	—	—	—	14,768	—	14,768
Total	$—	$—	$973,000	$14,768	$973,000	$14,768
ProFund VP Short International
Repurchase Agreements	$—	$—	$888,000	$—	$888,000	$—
Swap Agreements	—	—	—	(8,663)	—	(8,663)
Total	$—	$—	$888,000	$(8,663)	$888,000	$(8,663)
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$148,000	$—	$148,000	$—
Swap Agreements	—	—	—	(3,491)	—	(3,491)
Total	$—	$—	$148,000	$(3,491)	$148,000	$(3,491)
ProFund VP Short Nasdaq-100
Repurchase Agreements	$—	$—	$4,101,000	$—	$4,101,000	$—
Futures Contracts	—	(23,708)	—	—	—	(23,708)
Swap Agreements	—	—	—	(54,525)	—	(54,525)
Total	$—	$(23,708)	$4,101,000	$(54,525)	$4,101,000	$(78,233)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$3,728,000	$—	$3,728,000	$—
Futures Contracts	—	(854)	—	—	—	(854)
Swap Agreements	—	—	—	(74,451)	—	(74,451)
Total	$—	$(854)	$3,728,000	$(74,451)	$3,728,000	$(75,305)
ProFund VP Small-Cap
Common Stocks	$7,290,925	$—	$—	$—	$7,290,925	$—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	4,200,000	—	4,200,000	—
Collateral for Securities Loaned	222,165	—	—	—	222,165	—
Futures Contracts	—	1,392	—	—	—	1,392
Swap Agreements	—	—	—	81,614	—	81,614
Total	$7,513,090	$1,392	$4,200,000	$81,614	$11,713,090	$83,006
ProFund VP Small-Cap Growth
Common Stocks	$14,705,467	$—	$—	$—	$14,705,467	$—
Repurchase Agreements	—	—	98,000	—	98,000	—
Collateral for Securities Loaned	154,823	—	—	—	154,823	—
Total	$14,860,290	$—	$98,000	$—	$14,958,290	$—
ProFund VP Small-Cap Value
Common Stocks	$17,240,677	$—	$—	$—	$17,240,677	$—
Repurchase Agreements	—	—	43,000	—	43,000	—
Collateral for Securities Loaned	938,821	—	—	—	938,821	—
Total	$18,179,498	$—	$43,000	$—	$18,222,498	$—

June 30, 2023 (unaudited) :: Notes to Financial Statements :: 285

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Technology
Common Stocks	$52,226,271	$—	$—	$—	$52,226,271	$—
Repurchase Agreements	—	—	994,000	—	994,000	—
Collateral for Securities Loaned	493,218	—	—	—	493,218	—
Swap Agreements	—	—	—	31,388	—	31,388
Total	$52,719,489	$—	$994,000	$31,388	$53,713,489	$31,388
ProFund VP UltraBull
Common Stocks	$12,702,216	$—	$—	$—	$12,702,216	$—
Repurchase Agreements	—	—	4,893,000	—	4,893,000	—
Collateral for Securities Loaned	33,223	—	—	—	33,223	—
Futures Contracts	—	23,266	—	—	—	23,266
Swap Agreements	—	—	—	349,319	—	349,319
Total	$12,735,439	$23,266	$4,893,000	$349,319	$17,628,439	$372,585
ProFund VP UltraMid-Cap
Common Stocks	$6,839,056	$—	$—	$—	$6,839,056	$—
Repurchase Agreements	—	—	2,600,000	—	2,600,000	—
Collateral for Securities Loaned	151,279	—	—	—	151,279	—
Futures Contracts	—	34,754	—	—	—	34,754
Swap Agreements	—	—	—	194,450	—	194,450
Total	$6,990,335	$34,754	$2,600,000	$194,450	$9,590,335	$229,204
ProFund VP UltraNasdaq-100
Common Stocks	$101,030,031	$—	$—	$—	$101,030,031	$—
Repurchase Agreements	—	—	63,078,000	—	63,078,000	—
Collateral for Securities Loaned	974,034	—	—	—	974,034	—
Futures Contracts	—	312,577	—	—	—	312,577
Swap Agreements	—	—	—	3,206,957	—	3,206,957
Total	$102,004,065	$312,577	$63,078,000	$3,206,957	$165,082,065	$3,519,534
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$3,000	$—	$3,000	$—
Swap Agreements	—	—	—	(109)	—	(109)
Total	$—	$—	$3,000	$(109)	$3,000	$(109)
ProFund VP UltraShort Nasdaq-100
Repurchase Agreements	$—	$—	$766,000	$—	$766,000	$—
Swap Agreements	—	—	—	(23,309)	—	(23,309)
Total	$—	$—	$766,000	$(23,309)	$766,000	$(23,309)
ProFund VP UltraSmall-Cap
Common Stocks	$10,057,655	$—	$—	$—	$10,057,655	$—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	3,067,000	—	3,067,000	—
Collateral for Securities Loaned	313,320	—	—	—	313,320	—
Futures Contracts	—	1,424	—	—	—	1,424
Swap Agreements	—	—	—	331,690	—	331,690
Total	$10,370,975	$1,424	$3,067,000	$331,690	$13,437,975	$333,114
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$3,884,712	$—	$3,884,712	$—
Repurchase Agreements	—	—	5,163,000	—	5,163,000	—
Swap Agreements	—	—	—	(14,181)	—	(14,181)
Total	$—	$—	$9,047,712	$(14,181)	$9,047,712	$(14,181)

286 :: Notes to Financial Statements :: June 30, 2023 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Utilities
Common Stocks	$29,395,321	$—	$—	$—	$29,395,321	$—
Repurchase Agreements	—	—	508,000	—	508,000	—
Swap Agreements	—	—	—	(1,761)	—	(1,761)
Total	$29,395,321	$—	$508,000	$(1,761)	$29,903,321	$(1,761)

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements (including credit default swap agreements). These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.
*	Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP's net assets in excess of $2 billion. During the period ended June 30, 2023, no Fund's annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, service charges, fees based on the number of VP Funds, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the period ended June 30, 2023 for ProFund VP Government Money Market to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $46,091 for the period ended June 30, 2023. The Distributor may reinstate all or a portion of the Distribution Fees for ProFund VP Government Money Market at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees, a monthly/quarterly fee equal on an annual basis of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as "Administrative services fees." Throughout the period ended June 30, 2023, the administrative services fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $44,588 for the period ended June 30, 2023. All or a portion of the Administrative services fees of ProFund VP Government Money Market may be reinstated at any time.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. During the period ended June 30, 2023, actual Trustee compensation was $487,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

June 30, 2023 (unaudited) :: Notes to Financial Statements :: 287

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Government Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. These expense limitations remain in effect until at least April 30, 2024.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2023, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/24	Expires 4/30/25	Expires 4/30/26	Expires 4/30/27	Total
ProFund Access VP High Yield	$26,937	$—	$3,223	$1,589	$31,749
ProFund VP Asia 30	—	—	15,415	5,868	21,283
ProFund VP Banks	2,494	—	6,886	855	10,235
ProFund VP Bear	3,281	—	565	764	4,610
ProFund VP Biotechnology	—	—	133	218	351
ProFund VP Bull	—	—	21,942	6,080	28,022
ProFund VP Communication Services†	4,957	329	3,195	1,182	9,663
ProFund VP Consumer Discretionary†	15,776	369	6,182	3,670	25,997
ProFund VP Consumer Staples†	10,988	536	7,736	3,236	22,496
ProFund VP Emerging Markets	1,418	—	25,649	4,900	31,967
ProFund VP Energy†	13,096	—	23,266	9,997	46,359
ProFund VP Europe 30	10,334	—	15,452	4,346	30,132
ProFund VP Falling U.S. Dollar	5,761	4,215	4,514	2,048	16,538
ProFund VP Financials	3,055	—	15,820	4,472	23,347
ProFund VP Health Care	24,319	—	9,366	6,738	40,423
ProFund VP Industrials	8,851	390	4,461	3,170	16,872
ProFund VP International	—	—	5,551	1,133	6,684
ProFund VP Internet	—	—	3,370	2,083	5,453
ProFund VP Japan	4,408	—	1,092	1,316	6,816
ProFund VP Large-Cap Growth	17,250	1,329	12,667	4,743	35,989
ProFund VP Large-Cap Value	13,431	2,302	10,632	4,761	31,126
ProFund VP Materials†	3,206	—	6,866	3,243	13,315
ProFund VP Mid-Cap	—	—	5,489	1,676	7,165
ProFund VP Mid-Cap Growth	17,143	7,817	12,813	4,006	41,779
ProFund VP Mid-Cap Value	11,427	3,158	10,985	4,042	29,612
ProFund VP Nasdaq-100	56,024	—	65,747	16,651	138,422
ProFund VP Pharmaceuticals	3,392	—	6,166	2,207	11,765
ProFund VP Precious Metals	18,138	—	12,968	5,416	36,522
ProFund VP Real Estate	7,742	268	2,821	1,742	12,573
ProFund VP Rising Rates Opportunity	—	—	520	539	1,059
ProFund VP Semiconductor	—	—	3,835	2,349	6,184
ProFund VP Short Dow 30	25	—	—	—	25
ProFund VP Short Emerging Markets	—	—	560	144	704
ProFund VP Short International	—	—	505	25	530
ProFund VP Short Mid-Cap	193	—	178	64	435
ProFund VP Short Nasdaq-100	—	—	6,338	1,414	7,752
ProFund VP Short Small-Cap	2,179	82	3,055	1,474	6,790
ProFund VP Small-Cap	14,995	1,008	18,514	3,913	38,430
ProFund VP Small-Cap Growth	8,803	140	2,546	3,742	15,231
ProFund VP Small-Cap Value	14,210	—	5,595	4,753	24,558
ProFund VP Technology	—	—	224	293	517
ProFund VP UltraBull	—	—	1,022	2,467	3,489
ProFund VP UltraMid-Cap	10,517	773	3,796	2,719	17,805
ProFund VP UltraNasdaq-100	95,642	6,645	136,878	18,592	257,757
ProFund VP UltraShort Nasdaq-100	—	534	4,774	341	5,649
ProFund VP UltraSmall-Cap	31,072	6,878	31,072	4,967	73,989
ProFund VP U.S. Government Plus	26,056	—	5,622	3,062	34,740
ProFund VP Utilities	21,102	511	18,146	6,516	46,275

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market through April 30, 2024 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

288 :: Notes to Financial Statements :: June 30, 2023 (unaudited)

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such recoupments shall be made monthly, but only to the extent that such recoupments would not cause the ProFund VP Government Money Market's net yield to fall below the highest previously determined minimum yield, and such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of June 30, 2023, the recoupments that may potentially be made by ProFund VP Government Money Market are as follows:

	Expires 4/30/24	Expires 4/30/25	Expires 4/30/26	Total
ProFund VP Government Money Market	$520,249	$437,473	$28,512	$986,234

In addition, the Advisor has agreed to voluntarily waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market to the extent necessary to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) to an annualized rate of 0.90% of the average daily net assets of ProFund VP Government Money Market (exclusive of the amounts contractually waived to support a minimum net yield). During the period ended June 30, 2023, the advisor voluntarily waived $62,893. This voluntary waiver may be changed or terminated at any time without notice. Amounts waived voluntarily are not subject to recoupment at a future date, and no contractual waivers will be recouped in the ProFund VP Government Money Market while the Advisor continues to voluntarily waive expenses.

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2023 were as follows:

	Purchases	Sales
ProFund VP Asia 30	$14,437,845	$16,790,581
ProFund VP Banks	10,064,025	9,189,489
ProFund VP Biotechnology	45,026,411	45,458,041
ProFund VP Bull	21,338,346	20,807,599
ProFund VP Communication Services†	8,559,330	7,377,025
ProFund VP Consumer Discretionary†	13,632,848	11,612,067
ProFund VP Consumer Staples†	17,158,157	16,444,317
ProFund VP Emerging Markets	17,675,217	12,437,463
ProFund VP Energy†	11,719,675	20,276,160
ProFund VP Europe 30	9,304,752	10,301,959
ProFund VP Financials	9,445,811	13,271,149
ProFund VP Health Care	4,400,871	8,218,451
ProFund VP Industrials	7,737,093	8,314,009
ProFund VP Internet	4,219,728	3,552,581
ProFund VP Large-Cap Growth	17,011,174	10,632,487
ProFund VP Large-Cap Value	13,347,324	13,865,757
ProFund VP Materials†	9,896,365	8,134,650
ProFund VP Mid-Cap Growth	5,758,196	6,516,836
ProFund VP Mid-Cap Value	8,193,858	10,194,849
ProFund VP Nasdaq-100	719,843	898,274
ProFund VP Pharmaceuticals	6,360,487	7,632,225
ProFund VP Real Estate	2,683,823	2,858,855
ProFund VP Semiconductor	33,069,959	21,129,798
ProFund VP Small-Cap	607,764	775,768
ProFund VP Small-Cap Growth	3,159,505	3,171,346
ProFund VP Small-Cap Value	4,511,715	6,268,901
ProFund VP Technology	24,742,691	10,296,428
ProFund VP UltraBull	4,128,622	664,105
ProFund VP UltraMid-Cap	1,002,457	521,633
ProFund VP UltraNasdaq-100	22,523,959	1,088,133
ProFund VP UltraSmall-Cap	842,037	1,277,352
ProFund VP Utilities	4,190,718	10,327,289

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2023 were as follows:

	Purchases	Sales
ProFund Access VP High Yield	$39,409,726	$40,058,123
ProFund VP U.S. Government Plus	7,798,463	7,757,763

June 30, 2023 (unaudited) :: Notes to Financial Statements :: 289

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds VP may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund VP to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund VP to losses in excess of those amounts initially invested.

Certain ProFunds VP may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund VP only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund VP's net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP's investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund VP may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP's return.

Compounding Risk

Certain ProFunds VP are "geared" funds ("Geared Funds") in the sense that the ProFund VP has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. A "single day" is measured from the time a ProFund VP calculates its net asset value ("NAV") to the time of the ProFund VP's next NAV calculation. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark's return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP's prospectus.

Active Management Risk

ProFund Access VP High Yield Fund is actively managed, and its performance reflects the investment decisions that the Advisor makes for the ProFund. The Advisor's judgements about the ProFund VP's investments may prove to be incorrect. If the investments selected and strategies employed by the ProFund VP fail to produce the intended results, the ProFund VP could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.

Concentration Risk

Certain non-money market ProFunds VP may be subject to concentration risk. Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that

290 :: Notes to Financial Statements :: June 30, 2023 (unaudited)

ProFund VP's benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund VP's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund VP seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund VP from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund VP's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund VP will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund VP's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP's correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP's ability to meet its investment objective on or around that day.

Credit Default Swaps (CDS) Risk

While the Profund Access VP High Yield will normally be a net "seller" of CDS, at times the ProFund Access VP High Yield may be a net "buyer" of CDS. When the ProFund VP is a seller of credit protection, upon the occurrence of a credit event, the counterparty to the ProFund VP will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. When the ProFund VP is a buyer of credit protection, upon the occurrence of a credit event, the counterparty to the ProFund VP will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. Recovery values for CDS are generally determined via an auction process to determine the final price for a given reference entity. Although, the ProFund VP intends, as practicable, to obtain exposure through centrally cleared CDS, an active market may not exist for any of the CDS in which the ProFund VP invests or in the reference entities subject to the CDS. As a result, the ProFund VP's ability to maximize returns or minimize losses on such CDS may be impaired. Other risks of CDS include difficulty in valuation due to the lack of pricing transparency and the risk that changes in the value of the CDS do not reflect changes in the credit quality of the underlying reference entities or may otherwise perform differently than expected given market conditions. Because the ProFund VP may use a single counterparty or a small number of counterparties, certain CDS involve many reference entities and there are no limitations on the notional amount established for the CDS. As a result, counterparty risk may be amplified.

Counterparty Risk

A ProFund VP that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund VP may decline. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction

June 30, 2023 (unaudited) :: Notes to Financial Statements :: 291 is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund VP, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund VP's third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund VP invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund VP shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund VP's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund VP information, impede trading, cause reputational damage, and subject the ProFund VP to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund VP and its shareholders could be negatively impacted as a result. While a ProFund VP or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund VP invests, which could result in material adverse consequences for such issuers, and may cause the ProFund VP's investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund VP could affect such a counterparty's ability to meets it obligations to the ProFund VP, which may result in losses to the ProFund VP and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund VP.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund VP and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund VP may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund VP's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund VP's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund VP to complete redemptions and otherwise affect ProFund VP performance and ProFund VP trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund VP's performance, resulting in losses to your investment.

292 :: Notes to Financial Statements :: June 30, 2023 (unaudited)

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19 (including any variants). These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the ProFund VP to quickly become outdated or inaccurate, resulting in significant losses. Additionally, other public health issues, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the ProFund VP's investments, even beyond any direct exposure the ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund VP performance and the value of an investment in the ProFund VP.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund VP. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.

Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund VP's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund VP would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund VP's performance.

Index Performance Risk

Certain ProFunds VP linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund VP achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

June 30, 2023 (unaudited) :: Notes to Financial Statements :: 293

Financing Rates Associated with Derivatives

The performance of ProFunds VP that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the ProFunds VP and their counterparties, and are set at the Fed Funds rate ("FEDL01") plus or minus a negotiated spread. The Fed Funds rate appreciated from 4.33% to 5.08% during the period. Each ProFund VP with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most ProFunds VP with short/inverse derivative exposure generally benefited from financing rates.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the tax years ended, as noted below, were as follows:

	Year Ended December 31, 2022				Year Ended December 31, 2021
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid
ProFund Access VP High Yield	$595,085	$—	$—	$595,085	$490,299	$—	$—	$490,299
ProFund VP Asia 30	95,017	2,232,606	—	2,327,623	177,657	4,210,725	—	4,388,382
ProFund VP Banks	49,018	—	—	49,018	82,428	—	—	82,428
ProFund VP Bear	—	—	—	—	20,517	1,179	—	21,696
ProFund VP Biotechnology	197,061	8,620,057	—	8,817,118	384,376	—	—	384,376
ProFund VP Bull	4,194,088	1,291,627	—	5,485,715	1,730,614	2,971,176	—	4,701,790
ProFund VP Communication Services†	103,492	—	—	103,492	81,611	—	—	81,611
ProFund VP Consumer Discretionary†	60,825	139,786	—	200,611	930,394	1,515,195	—	2,445,589
ProFund VP Consumer Staples†	488,033	48,178	—	536,211	297,851	765,184	—	1,063,035
ProFund VP Dow 30	44,674	—	—	44,674	55,117	—	—	55,117
ProFund VP Emerging Markets	110,840	—	—	110,840	—	—	—	—
ProFund VP Energy†	658,231	—	—	658,231	528,770	—	—	528,770
ProFund VP Europe 30	816,976	138,048	—	955,024	163,002	—	—	163,002
ProFund VP Falling U.S. Dollar	—	—	—	—	1,014	14,881	—	15,895
ProFund VP Financials	265,645	116,404	—	382,049	363,519	2,335,855	—	2,699,374
ProFund VP Government Money Market	375,075	—	—	375,075	5,562	—	—	5,562
ProFund VP Health Care	364,507	2,227,197	—	2,591,704	499,530	3,738,461	—	4,237,991
ProFund VP Industrials	74,737	115,158	—	189,895	40,631	1,131,548	—	1,172,179
ProFund VP International	461,505	—	—	461,505	—	—	—	—
ProFund VP Internet	—	3,971,476	—	3,971,476	769,852	2,812,110	—	3,581,962
ProFund VP Japan	60,553	296,292	—	356,845	387,547	718,980	—	1,106,527
ProFund VP Large-Cap Growth	120,408	3,618,565	—	3,738,973	670,296	3,262,142	—	3,932,438
ProFund VP Large-Cap Value	72,492	201,284	—	273,776	149,393	—	—	149,393
ProFund VP Materials†	138,448	53,432	—	191,880	254,694	295,399	—	550,093
ProFund VP Mid-Cap	2,138,942	292,514	—	2,431,456	607,067	—	—	607,067
ProFund VP Mid-Cap Growth	455,295	2,534,042	—	2,989,337	270,436	1,446,994	—	1,717,430
ProFund VP Mid-Cap Value	700,703	1,426,381	—	2,127,084	54,454	—	—	54,454
ProFund VP Nasdaq-100	9,788,260	10,171,071	—	19,959,331	13,205,051	5,754,779	—	18,959,830
ProFund VP Pharmaceuticals	181,043	670,360	—	851,403	236,561	—	—	236,561
ProFund VP Real Estate	440,861	162,329	—	603,190	3,298	—	—	3,298
ProFund VP Semiconductor	671,419	26,089	—	697,508	743,390	312,175	—	1,055,565
ProFund VP Short Emerging Markets	13,998	—	—	13,998	—	—	—	—
ProFund VP Short Mid-Cap	—	—	—	—	139,495	—	—	139,495
ProFund VP Short Nasdaq-100	—	—	—	—	148,179	76,706	—	224,885
ProFund VP Small-Cap	1,044,374	490,095	—	1,534,469	492,926	274,681	—	767,607
ProFund VP Small-Cap Growth	552,099	1,989,453	—	2,541,552	481,395	1,270,548	—	1,751,943

294 :: Notes to Financial Statements :: June 30, 2023 (unaudited)

	Year Ended December 31, 2022				Year Ended December 31, 2021
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Small-Cap Value	$1,850,348	$1,973,977	$—	$3,824,325	$29,211	$—	$—	$29,211
ProFund VP Technology	1,317,218	5,172,582	—	6,489,800	1,784,842	1,809,709	—	3,594,551
ProFund VP UltraBull	2,078,580	948,359	—	3,026,939	—	—	—	—
ProFund VP UltraMid-Cap	3,468,388	589,136	—	4,057,524	—	—	—	—
ProFund VP UltraNasdaq-100	72,449,015	1,258,151	—	73,707,166	49,379,390	6,317,292	—	55,696,682
ProFund VP UltraShort Dow 30	—	—	—	—	109,160	—	—	109,160
ProFund VP UltraShort Nasdaq-100	—	—	—	—	2,439,139	—	—	2,439,139
ProFund VP UltraSmall-Cap	2,923,886	639,688	—	3,563,574	2,071,442	182,370	—	2,253,812
ProFund VP U.S. Government Plus	—	—	—	—	2,851,086	—	—	2,851,086
ProFund VP Utilities	391,040	426,398	—	817,438	492,932	—	—	492,932

As of the latest tax year ended December 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
ProFund Access VP High Yield	$455,481	$—	$—	$(5,018,078)	$(102,720)	$(4,665,317)
ProFund VP Asia 30	17,533	669,692	—	—	(1,353,643)	(666,418)
ProFund VP Banks	65,310	—	—	(5,494,613)	352,746	(5,076,557)
ProFund VP Bear	7,959	—	—	(22,522,623)	(12,183)	(22,526,847)
ProFund VP Biotechnology	—	6,518,064	—	—	21,806,602	28,324,666
ProFund VP Bull	—	8,733,934	—	—	18,879,131	27,613,065
ProFund VP Communication Services†	58,848	—	—	(889,766)	91,121	(739,797)
ProFund VP Consumer Discretionary†	—	1,013,991	—	—	5,271,705	6,285,696
ProFund VP Consumer Staples†	343,272	1,462,883	—	—	7,024,124	8,830,279
ProFund VP Dow 30	129	—	—	(1,674,077)	(881)	(1,674,829)
ProFund VP Emerging Markets	422,942	—	—	(8,203,731)	3,855,137	(3,925,652)
ProFund VP Energy†	1,187,916	—	—	(1,273,114)	29,534,511	29,449,313
ProFund VP Europe 30	314,873	—	—	(1,113,907)	654,020	(145,014)
ProFund VP Falling U.S. Dollar	—	—	—	(384,262)	—	(384,262)
ProFund VP Financials	122,130	1,062,731	—	—	13,313,317	14,498,178
ProFund VP Government Money Market	—	—	—	(36,237)	—	(36,237)
ProFund VP Health Care	—	4,450,780	—	—	30,015,599	34,466,379
ProFund VP Industrials	—	1,349,719	—	—	7,505,557	8,855,276
ProFund VP International	—	—	—	(3,206,923)	(84,093)	(3,291,016)
ProFund VP Internet	—	1,717,154	—	—	766,054	2,483,208
ProFund VP Japan	—	—	—	(849,238)	(3,217)	(852,455)
ProFund VP Large-Cap Growth	—	3,728,771	—	—	6,247,558	9,976,329
ProFund VP Large-Cap Value	87,123	1,233,161	—	—	1,413,577	2,733,861
ProFund VP Materials†	72,950	—	—	(779,497)	6,520,287	5,813,740
ProFund VP Mid-Cap	—	—	—	(2,679,496)	(17,158)	(2,696,654)
ProFund VP Mid-Cap Growth	—	78,944	—	—	1,852,200	1,931,144
ProFund VP Mid-Cap Value	40,616	688,633	—	—	57,924	787,173
ProFund VP Nasdaq-100	—	620,920	—	—	39,088,377	39,709,297
ProFund VP Pharmaceuticals	61,386	228,206	—	—	3,193,648	3,483,240
ProFund VP Precious Metals	—	—	—	(64,729,738)	(285,127)	(65,014,865)
ProFund VP Real Estate	27,181	1,185,808	—	—	2,732,684	3,945,673
ProFund VP Rising Rates Opportunity	16,031	—	—	(24,690,424)	1,748,208	(22,926,185)
ProFund VP Semiconductor	—	397,741	—	—	4,101,692	4,499,433
ProFund VP Short Dow 30	—	—	—	(119,038)	21	(119,017)
ProFund VP Short Emerging Markets	4,339	—	—	(2,616,989)	8,897	(2,603,753)
ProFund VP Short International	13,615	—	—	(2,392,971)	17,489	(2,361,867)
ProFund VP Short Mid-Cap	1,059	—	—	(2,593,526)	113	(2,592,354)
ProFund VP Short Nasdaq-100	—	5,864	—	(15,125,024)	(61,338)	(15,180,498)
ProFund VP Short Small-Cap	131,293	11,997	—	(5,873,280)	(26,214)	(5,756,204)

June 30, 2023 (unaudited) :: Notes to Financial Statements :: 295

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
ProFund VP Small-Cap	$—	$—	$—	$(911,647)	$773,147	$(138,500)
ProFund VP Small-Cap Growth	—	431,756	—	—	2,599,422	3,031,178
ProFund VP Small-Cap Value	33,704	777,468	—	—	(1,473,875)	(662,703)
ProFund VP Technology	—	5,510,717	—	—	18,388,141	23,898,858
ProFund VP UltraBull	—	—	—	(17,550,866)	5,139,488	(12,411,378)
ProFund VP UltraMid-Cap	—	—	—	(2,274,867)	1,776,838	(498,029)
ProFund VP UltraNasdaq-100	—	—	—	(87,833,413)	38,876,118	(48,957,295)
ProFund VP UltraShort Dow 30	6	—	—	(968,655)	24	(968,625)
ProFund VP UltraShort Nasdaq-100	—	—	—	(5,412,029)	(109,145)	(5,521,174)
ProFund VP UltraSmall-Cap	—	—	—	(9,118,483)	1,236,916	(7,881,567)
ProFund VP U.S. Government Plus	79,921	—	—	(7,392,894)	(543,910)	(7,856,883)
ProFund VP Utilities	416,841	—	—	(544,061)	16,345,218	16,217,998

As of the latest tax year ended December 31, 2022, the following ProFunds VP have net capital loss carryforwards ("CLCFs") as summarized in the tables below.

	No Expiration Date
ProFund Access VP High Yield	$5,018,078	*
ProFund VP Banks	5,494,612	*
ProFund VP Bear	22,522,623	*
ProFund VP Communication Services†	889,766
ProFund VP Dow 30	1,674,077	*
ProFund VP Emerging Markets	8,203,731	*
ProFund VP Energy†	1,273,114
ProFund VP Europe 30	1,113,907
ProFund VP Falling U.S. Dollar	384,262	*
ProFund VP Government Money Market	36,237
ProFund VP International	3,206,923	*
ProFund VP Japan	849,238	*
ProFund VP Materials†	779,496
ProFund VP Mid-Cap	2,679,496
ProFund VP Precious Metals	64,729,738
ProFund VP Rising Rates Opportunity	24,690,424	*
ProFund VP Short Dow 30	119,038	*
ProFund VP Short Emerging Markets	2,616,989	*
ProFund VP Short International	2,392,971	*
ProFund VP Short Mid-Cap	2,593,526	*
ProFund VP Short Nasdaq-100	15,125,024	*
ProFund VP Short Small-Cap	5,873,280	*
ProFund VP Small-Cap	911,647
ProFund VP UltraBull	17,550,866	*
ProFund VP UltraMid-Cap	2,274,867
ProFund VP UltraNasdaq-100	87,833,413
ProFund VP UltraShort Dow 30	968,655	*
ProFund VP UltraShort Nasdaq-100	5,412,029	*
ProFund VP UltraSmall-Cap	9,118,483
ProFund VP U.S. Government Plus	7,392,894
ProFund VP Utilities	544,061

*  All or a portion are limited as a result of changes in the ProFund VP ownership during the year and in prior years.

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distribution paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year. The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

296 :: Notes to Financial Statements :: June 30, 2023 (unaudited)

As of December 31, 2022, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
ProFund Access VP High Yield	$16,774,625	$—	$(102,720)	$(102,720)
ProFund VP Asia 30	22,118,275	5,212,263	(6,565,906)	(1,353,643)
ProFund VP Banks	3,239,247	2,707,240	(2,354,494)	352,746
ProFund VP Bear	4,149,696	—	(12,183)	(12,183)
ProFund VP Biotechnology	23,396,054	27,344,901	(5,538,299)	21,806,602
ProFund VP Bull	26,665,574	22,216,941	(3,337,810)	18,879,131
ProFund VP Communication Services†	3,783,646	971,479	(880,358)	91,121
ProFund VP Consumer Discretionary†	9,970,141	7,013,233	(1,741,528)	5,271,705
ProFund VP Consumer Staples†	4,373,375	8,270,516	(1,246,392)	7,024,124
ProFund VP Dow 30	270,000	—	(881)	(881)
ProFund VP Emerging Markets	15,549,760	6,396,665	(2,541,528)	3,855,137
ProFund VP Energy†	33,675,704	36,552,276	(7,017,765)	29,534,511
ProFund VP Europe 30	15,495,270	4,848,104	(4,194,084)	654,020
ProFund VP Falling U.S. Dollar	508,279	—	—	—
ProFund VP Financials	14,049,565	19,974,158	(6,660,841)	13,313,317
ProFund VP Government Money Market	36,612,252	—	—	—
ProFund VP Health Care	13,058,726	32,990,751	(2,975,152)	30,015,599
ProFund VP Industrials	6,775,236	8,672,872	(1,167,315)	7,505,557
ProFund VP International	12,578,000	—	(84,093)	(84,093)
ProFund VP Internet	7,287,447	3,681,010	(2,914,956)	766,054
ProFund VP Japan	6,722,080	—	(3,217)	(3,217)
ProFund VP Large-Cap Growth	9,586,170	6,988,838	(741,280)	6,247,558
ProFund VP Large-Cap Value	14,633,323	3,741,404	(2,327,827)	1,413,577
ProFund VP Materials†	7,014,986	8,540,983	(2,020,696)	6,520,287
ProFund VP Mid-Cap	9,923,491	—	(17,158)	(17,158)
ProFund VP Mid-Cap Growth	10,105,211	2,685,700	(833,500)	1,852,200
ProFund VP Mid-Cap Value	13,134,482	2,207,235	(2,149,311)	57,924
ProFund VP Nasdaq-100	26,546,319	41,869,129	(2,780,752)	39,088,377
ProFund VP Pharmaceuticals	10,202,131	4,902,711	(1,709,063)	3,193,648
ProFund VP Precious Metals	25,646,000	—	(285,127)	(285,127)
ProFund VP Real Estate	2,772,627	3,441,876	(709,192)	2,732,684
ProFund VP Rising Rates Opportunity	14,784,802	1,748,208	—	1,748,208
ProFund VP Semiconductor	2,315,924	5,147,290	(1,045,598)	4,101,692
ProFund VP Short Dow 30	7,000	21	—	21
ProFund VP Short Emerging Markets	857,000	8,897	—	8,897
ProFund VP Short International	2,994,000	17,489	—	17,489
ProFund VP Short Mid-Cap	90,000	113	—	113
ProFund VP Short Nasdaq-100	16,720,006	—	(61,338)	(61,338)
ProFund VP Short Small-Cap	3,106,000	—	(26,214)	(26,214)
ProFund VP Small-Cap	9,532,119	2,197,245	(1,424,098)	773,147
ProFund VP Small-Cap Growth	11,364,354	3,768,712	(1,169,290)	2,599,422
ProFund VP Small-Cap Value	19,972,544	3,301,102	(4,774,977)	(1,473,875)
ProFund VP Technology	6,506,822	20,842,019	(2,453,878)	18,388,141
ProFund VP UltraBull	4,835,788	5,676,526	(537,038)	5,139,488
ProFund VP UltraMid-Cap	6,608,691	2,390,339	(613,501)	1,776,838
ProFund VP UltraNasdaq-100	31,695,864	42,015,209	(3,139,091)	38,876,118
ProFund VP UltraShort Dow 30	4,000	24	—	24
ProFund VP UltraShort Nasdaq-100	15,265,000	—	(109,145)	(109,145)
ProFund VP UltraSmall-Cap	11,231,151	3,055,169	(1,818,253)	1,236,916
ProFund VP U.S. Government Plus	9,150,066	3,027	(546,937)	(543,910)
ProFund VP Utilities	22,078,327	18,817,704	(2,472,486)	16,345,218

8. Share Splits and Reverse Share Splits

Effective March 13, 2023, the ProFund VP UltraShort Nasdaq-100 underwent a 1-for-5 reverse share split.

Effective December 14, 2020, the ProFund VP UltraNasdaq-100 underwent a 2-for-1 share split, the ProFund VP Short Small-Cap, ProFund VP UltraBull, ProFund VP UltraShort Nasdaq-100 each underwent a 1-for-4 reverse share split and the ProFund VP UltraShort Dow 30 underwent a 1-for-5 reverse share split.

Effective November 18, 2019, the ProFund VP Internet underwent a 3-for-1 share split, the ProFund VP Short Dow 30, the ProFund VP Short International, and the ProFund VP Short Nasdaq-100 each underwent a 1-for-4 reverse share split, and the ProFund VP UltraShort Dow 30 underwent a 1-for-8 reverse share split.

June 30, 2023 (unaudited) :: Notes to Financial Statements :: 297

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFund VP by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds VP by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds VP or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits.

9. Shareholder Concentration

Ownership of more than 25% of the voting securities for a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, the Advisor was deemed a significant shareholder of each of ProFund VP Dow 30, ProFund VP Short Dow 30, and ProFund VP UltraShort Dow 30 as the Advisor's ownership of total shares outstanding of each ProFund VP was 37%, 66%, and 93% respectively.

10. Subsequent Events

The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds VP's financial statements.

298 :: Liquidity Risk Management Program :: June 30, 2023 (unaudited)

ProFunds (the "Trust") has implemented a liquidity risk management program ("Liquidity Program") to identify illiquid investments pursuant to Rule 22e-4 of the Investment Company Act of 1940, as amended. The Board of Trustees of the Trust ("the Board") has approved the designation of ProFund Advisors LLC (the "Program Administrator") to administer the Trust's Liquidity Program, subject to the oversight of the Board.

On September 12-13, 2022, during a meeting of the Board, the Chief Compliance Officer of the Trust provided to the Board the annual report on the Trust's Liquidity Program (the "Annual Liquidity Report"). The Annual Liquidity Report, which covered the period from July 1, 2021 through June 30, 2022, addressed the operation of the Trust's Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program's implementation. The Annual Liquidity Report affirmed that the Program Administrator believes that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund's liquidity risk; (2) each Fund's liquidity risk continues to be appropriate in light of the Fund's investment objective and strategies and each Fund's investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each Fund during the reporting period. The Annual Liquidity Report also affirmed that there have been no material changes to the Liquidity Program since its initial approval and that no material changes were being recommended at that time.

P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' VP website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

06/23

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable __ only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial Officer

Date	August 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	August 31, 2023

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial Officer

Date	August 25, 2023

* Print the name and title of each signing officer under his or her signature.